Due to size constraints, this filing is being made in 2 related submissions. This submission is the first of the 2 related submissions.

As filed with the Securities and Exchange Commission on April 26, 2018
Commission File Nos. 333-172874
811-08664

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No. 23	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 637	[X]

JACKSON NATIONAL SEPARATE ACCOUNT - I
(Exact Name of Registrant)

JACKSON NATIONAL LIFE INSURANCE COMPANY
(Name of Depositor)

1 Corporate Way, Lansing, Michigan 48951
(Address of Depositor's Principal Executive Offices)

Depositor's Telephone Number, including Area Code: (517) 381-5500

Andrew J. Bowden, Esq., Senior Vice President, General Counsel and Secretary
Jackson National Life Insurance Company, 1 Corporate Way, Lansing, MI 48951
(Name and Address of Agent for Service)

Copy to:
Alison Samborn, Esq., Senior Attorney, Legal Product Development
Jackson National Life Insurance Company, 1 Corporate Way, Lansing, MI 48951

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)
[ ]	immediately upon filing pursuant to paragraph (b)
[X]	on April 30, 2018 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1).

If appropriate, check the following box:
[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered: the variable portion of Flexible Premium Variable and Fixed Deferred Annuity contracts

PERSPECTIVE II® (6% CE)
PERSPECTIVE II
FLEXIBLE PREMIUM VARIABLE AND FIXED DEFERRED ANNUITY
(Contracts offered for sale before September 10, 2012)
Issued by
Jackson National Life Insurance Company® through
Jackson National Separate Account – I

The date of this prospectus is April 30, 2018. This prospectus states the information about the separate account, the Contract, and Jackson National Life Insurance Company (“Jackson®”) you should know before investing. This prospectus is a disclosure document and describes all of the Contract’s material features, benefits, rights, and obligations. The description of the Contract’s material provisions in this prospectus is current as of the date of this prospectus. If certain material provisions under the Contract are changed after the date of this prospectus, in accordance with the Contract, those changes will be described in a supplemented prospectus. You should carefully read this prospectus in conjunction with any applicable supplements. It is important that you also read the Contract and endorsements, which may reflect additional non-material state variations or other non-material variations. This information is meant to help you decide if the Contract will meet your needs. Please carefully read this prospectus and any related documents and keep everything together for future reference. Additional information about the separate account can be found in the Statement of Additional Information (“SAI”) dated April 30, 2018 that is available upon request without charge. To obtain a copy, contact us at our:

Annuity Service Center
P.O. Box 24068
Lansing, Michigan 48909-4068
1-800-644-4565
www.jackson.com
This prospectus also describes a variety of optional features, not all of which may be available at the time you are interested in purchasing a Contract, as we reserve the right to prospectively restrict availability of the optional features. The Contract is available through other Broker Dealers with optional withdrawal charge schedules and optional features not available under this version. Broker-dealers selling the Contracts may limit the availability of an optional feature. Ask your representative about what optional features are or are not offered. If a particular optional feature that interests you is not offered, you may want to contact another broker-dealer to explore its availability. In addition, not all optional features may be available in combination with other optional features, as we also reserve the right to prospectively restrict the availability to elect certain features if certain other optional features have been elected. We reserve the right to limit the number of Contracts that you may purchase. We also reserve the right to refuse initial and any or all subsequent Premium payments. Some optional features, including certain living benefits and death benefits, contain withdrawal restrictions that, if exceeded, may have a significant negative impact on the value of the feature and may cause the feature to prematurely terminate. Please confirm with us or your representative that you have the most current prospectus and supplements to the prospectus that describe the availability and any restrictions on the optional features.

Expenses for a Contract with a Contract Enhancement will be higher than those for a Contract without a Contract Enhancement, and in some cases the amount of a Contract Enhancement may be more than offset by those expenses.

We offer other variable annuity products with different product features, benefits and charges. In some states, you may purchase the Contract through an automated electronic transmission/order ticket verification procedure. Ask your representative about availability and the details.

The SAI is incorporated by reference into this prospectus, and its table of contents appears on page 165. The prospectus and SAI are part of the registration statement that we filed with the Securities and Exchange Commission (“SEC”) about this securities offering. The registration statement, material incorporated by reference, and other information is available on the website the SEC maintains (http://www.sec.gov) regarding registrants that make electronic filings.

Jackson is relying on SEC Rule 12h-7, which exempts insurance companies from filing periodic reports under the Securities Exchange Act of 1934 with respect to variable annuity contracts that are registered under the Securities Act of 1933 and regulated as insurance under state law.

Neither the SEC nor any state securities commission has approved or disapproved these securities or passed upon the adequacy of this prospectus. It is a criminal offense to represent otherwise. We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these securities in any state where this is not permitted.

• Not FDIC/NCUA insured • Not Bank/CU guaranteed • May lose value • Not a deposit • Not insured by any federal agency

The Contract makes available for investment variable and fixed options. The fixed options will have limited availability if you elect a Contract Enhancement. The variable options are Investment Divisions of the Separate Account, each of which invests in one of the following Funds – all class A shares:

JNL Series Trust

JNL/American Funds® Balanced Fund
JNL/American Funds Blue Chip Income and Growth Fund
JNL/American Funds Global Bond Fund
JNL/American Funds Global Small Capitalization Fund
JNL/American Funds Growth-Income Fund
JNL/American Funds International Fund
JNL/American Funds New World Fund
JNL/Vanguard Capital Growth Fund
JNL/Vanguard Equity Income Fund
JNL/Vanguard International Fund
JNL/Vanguard Small Company Growth Fund
JNL Aggressive Growth Allocation Fund
JNL Growth Allocation Fund
JNL Institutional Alt 25 Fund
JNL Institutional Alt 50 Fund
JNL Moderate Growth Allocation Fund
JNL Multi-Manager Mid Cap Fund
JNL Multi-Manager Small Cap Growth Fund
JNL Multi-Manager Small Cap Value Fund
JNL/American Funds Growth Allocation Fund
JNL/American Funds Moderate Growth Allocation Fund
JNL/AQR Large Cap Relaxed Constraint Equity Fund
JNL/AQR Managed Futures Strategy Fund*
JNL/BlackRock Global Allocation Fund
JNL/BlackRock Global Natural Resources Fund
JNL/BlackRock Large Cap Select Growth Fund
JNL/Brookfield Global Infrastructure and MLP Fund
JNL/Causeway International Value Select Fund
JNL/ClearBridge Large Cap Growth Fund
JNL/Crescent High Income Fund
JNL/DFA Growth Allocation Fund
JNL/DFA Moderate Growth Allocation Fund
JNL/DFA U.S. Core Equity Fund
JNL/DoubleLine® Core Fixed Income Fund
JNL/DoubleLine® Shiller Enhanced CAPE® Fund
JNL/FPA + DoubleLine® Flexible Allocation Fund
JNL/Franklin Templeton Founding Strategy Fund
JNL/Franklin Templeton Global Fund
JNL/Franklin Templeton Global Multisector Bond Fund
JNL/Franklin Templeton Income Fund
JNL/Franklin Templeton International Small Cap Growth Fund
JNL/Franklin Templeton Mutual Shares Fund
JNL/Goldman Sachs Core Plus Bond Fund
JNL/Goldman Sachs Emerging Markets Debt Fund
JNL/Harris Oakmark Global Equity Fund
JNL/Invesco China-India Fund
JNL/Invesco Diversified Dividend Fund
JNL/Invesco Global Real Estate Fund
JNL/Invesco International Growth Fund
JNL/Invesco Mid Cap Value Fund
JNL/Invesco Small Cap Growth Fund
JNL/JPMorgan MidCap Growth Fund
JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL/Lazard Emerging Markets Fund*
JNL/Mellon Capital 10 x 10 Fund

JNL/Mellon Capital Bond Index Fund
JNL/Mellon Capital Consumer Staples Sector Fund
JNL/Mellon Capital Emerging Markets Index Fund
JNL/Mellon Capital European 30 Fund
JNL/Mellon Capital Index 5 Fund
JNL/Mellon Capital Industrials Sector Fund
JNL/Mellon Capital International Index Fund
JNL/Mellon Capital Materials Sector Fund
JNL/Mellon Capital MSCI KLD 400 Social Index Fund
JNL/Mellon Capital Pacific Rim 30 Fund
JNL/Mellon Capital Real Estate Sector Fund
JNL/Mellon Capital S&P 1500 Growth Index Fund
JNL/Mellon Capital S&P 1500 Value Index Fund
JNL/Mellon Capital S&P 400 MidCap Index Fund
JNL/Mellon Capital S&P 500 Index Fund
JNL/Mellon Capital Small Cap Index Fund
JNL/MFS Mid Cap Value Fund
JNL/Neuberger Berman Strategic Income Fund
JNL/Oppenheimer Global Growth Fund
JNL/PIMCO Income Fund
JNL/PIMCO Real Return Fund
JNL/PPM America Floating Rate Income Fund
JNL/PPM America High Yield Bond Fund
JNL/PPM America Mid Cap Value Fund
JNL/PPM America Small Cap Value Fund
JNL/PPM America Total Return Fund
JNL/PPM America Value Equity Fund
JNL/S&P 4 Fund
JNL/S&P Competitive Advantage Fund
JNL/S&P Dividend Income & Growth Fund
JNL/S&P Intrinsic Value Fund
JNL/S&P Managed Aggressive Growth Fund
JNL/S&P Managed Conservative Fund
JNL/S&P Managed Growth Fund
JNL/S&P Managed Moderate Fund
JNL/S&P Managed Moderate Growth Fund
JNL/S&P Mid 3 Fund
JNL/S&P Total Yield Fund
JNL/T. Rowe Price Established Growth Fund
JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/T. Rowe Price Short-Term Bond Fund
JNL/T. Rowe Price Value Fund
JNL/Vanguard Global Bond Market Index Fund
JNL/Vanguard Growth Allocation Fund
JNL/Vanguard International Stock Market Index Fund
JNL/Vanguard Moderate Allocation Fund
JNL/Vanguard Moderate Growth Allocation Fund
JNL/Vanguard U.S. Stock Market Index Fund
JNL/WMC Balanced Fund
JNL/WMC Government Money Market Fund
JNL/WMC Value Fund

JNL Variable Fund LLC

JNL/Mellon Capital Consumer Discretionary Sector Fund

JNL/Mellon Capital DowSM Index Fund
JNL/Mellon Capital Energy Sector Fund
JNL/Mellon Capital Financial Sector Fund
JNL/Mellon Capital Healthcare Sector Fund
JNL/Mellon Capital Information Technology Sector Fund
JNL/Mellon Capital JNL 5 Fund
JNL/Mellon Capital MSCI World Index Fund
JNL/Mellon Capital Nasdaq® 100 Index Fund
JNL/Mellon Capital S&P® SMid 60 Fund
JNL/Mellon Capital Telecommunications Sector Fund*

Jackson Variable Series Trust

JNL Conservative Allocation Fund
JNL Moderate Allocation Fund
JNL/DoubleLine® Total Return Fund
JNL/FAMCO Flex Core Covered Call Fund
JNL/PIMCO Credit Income Fund
JNL/T. Rowe Price Capital Appreciation Fund
JNL/The Boston Company Equity Income Fund

The Funds are not the same mutual funds that you would buy directly from a retail mutual fund company or through your stockbroker. The summary prospectuses for the Funds are attached to this prospectus.

*Effective August 29, 2011, the Investment Divisions of the Separate Account investing in the JNL/Goldman Sachs Emerging Markets Debt Fund; JNL/Lazard Emerging Markets Fund; and JNL/Mellon Capital Global Alpha Fund (the JNL/AQR Managed Futures Strategy Fund effective April 27, 2015) stopped accepting any additional allocations or transfers. Effective September 15, 2014, the Investment Division investing in the JNL/Mellon Capital Telecommunications Sector Fund stopped accepting any additional allocations or transfers, but the Fund is available as an underlying Fund for a Fund of Funds. Please see “Investment Divisions” on page 19 for more information.

TABLE OF CONTENTS
GLOSSARY	1
KEY FACTS	3
FEES AND EXPENSES TABLES	4
Owner Transaction Expenses	4
Periodic Expenses	5
Total Annual Fund Operating Expenses	9
EXAMPLE	13
CONDENSED FINANCIAL INFORMATION	14
THE ANNUITY CONTRACT	14
JACKSON	15
THE FIXED ACCOUNT AND GMWB FIXED ACCOUNT	15
The Fixed Account	15
The GMWB Fixed Account	18
THE SEPARATE ACCOUNT	18
INVESTMENT DIVISIONS	19
JNL Series Trust	20
JNL Variable Fund LLC	36
Jackson Variable Series Trust	37
Voting Privileges	38
Substitution	38
CONTRACT CHARGES	39
Mortality and Expense Risk Charge	39
Annual Contract Maintenance Charge	39
Administration Charge	39
Transfer Charge	39
Withdrawal Charge	39
Earnings Protection Benefit (“EarningsMax”) Charge	41
Contract Enhancement Charge	41
Contract Enhancement Recapture Charge	41
Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up (“SafeGuard Max”) Charge	44
5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“AutoGuard 5”) Charge	44
6% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“AutoGuard 6”) Charge	45
For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up And Transfer Of Assets (“Jackson Select Protector GMWB”) Charge	46
For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount (“LifeGuard Freedom 6 Net”) Charge	47
Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount (“LifeGuard Freedom 6 Net with Joint Option”) Charge	48
For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Step-Up (“LifeGuard Freedom Flex GMWB”) Charge	49
Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Step-Up (“LifeGuard Freedom Flex With Joint Option GMWB”) Charge.	51
Guaranteed Minimum Withdrawal Benefit For Stretch RMDs (“MarketGuard Stretch GMWB”) Charge	52
Death Benefit Charges	53
Five-Year Withdrawal Charge Period	54
20% Additional Free Withdrawal Charge	54

Commutation Fee	55
Other Expenses	55
Premium Taxes	55
Income Taxes	55
DISTRIBUTION OF CONTRACTS	55
PURCHASES	57
Minimum Initial Premium	57
Minimum Additional Premiums	57
Maximum Premiums	58
Allocations of Premium	58
Optional Contract Enhancements	58
Capital Protection Program	61
Accumulation Units	62
TRANSFERS AND FREQUENT TRANSFER RESTRICTIONS	62
Potential Limits and Conditions on Fixed Account Transfers	62
Restrictions on Transfers: Market Timing	63
TELEPHONE AND INTERNET TRANSACTIONS	64
The Basics	64
What You Can Do and How	64
What You Can Do and When	64
How to Cancel a Transaction	65
Our Procedures	65
ACCESS TO YOUR MONEY	65
Waiver of Withdrawal and Recapture Charges for Certain Emergencies	66
Optional Five-Year Withdrawal Charge Period	67
20% Additional Free Withdrawal	67
Guaranteed Minimum Withdrawal Benefit Considerations	67
Guaranteed Minimum Withdrawal Benefit Important Special Considerations	68
Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up (“SafeGuard Max”)	69
5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“AutoGuard 5”)	74
6% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“AutoGuard 6”)	77
For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up and Transfer Of Assets (“Jackson Select Protector GMWB”)	81
For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount (“LifeGuard Freedom 6 Net”)	91
Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount (“LifeGuard Freedom 6 Net with Joint Option”)	103
Guaranteed Minimum Withdrawal Benefits for a Single Life or two Covered Lives with Combinations of Optional Bonus Percentage Amounts, Annual or Quarterly Contract Value-Based Step-Ups, and Guaranteed Death Benefit (“LifeGuard Freedom Flex GMWB” and “LifeGuard Freedom Flex with Joint Option GMWB”)	116
LifeGuard Freedom Flex GMWB	118
LifeGuard Freedom Flex with Joint Option GMWB	129
Guaranteed Minimum Withdrawal Benefit For Stretch RMDs (“MarketGuard Stretch GMWB”)	141
Systematic Withdrawal Program	146
Suspension of Withdrawals or Transfers	147
INCOME PAYMENTS (THE INCOME PHASE)	147
Variable Income Payments	147

APPENDIX A (Trademarks, Services Marks, and Related Disclosures)	A-1
APPENDIX B (Contract Enhancement Recapture Charge Prospectus Examples)	B-1
APPENDIX C (Financial Institution Support)	C-1
APPENDIX D (GMWB Prospectus Examples)	D-1
APPENDIX E (GMWB Prospectus Examples for LifeGuard Freedom Flex GMWB, LifeGuard Freedom Flex With Joint Option GMWB, and Jackson Select Protector GMWB)	E-1
APPENDIX F (Transfer of Assets Methodology)	F-1
APPENDIX G (GMWB Prospectus Examples for LifeGuard Freedom 6 Net GMWB, LifeGuard Freedom 6 Net With Joint Option GMWB, and MarketGuard Stretch GMWB)	G-1
APPENDIX H (Historical Charges for Guaranteed Minimum Withdrawal Benefits (GMWBS))	H-1
APPENDIX I (Accumulation Unit Values)	I-1

GLOSSARY

These terms are capitalized when used throughout this prospectus because they have special meaning. In reading this prospectus, please refer back to this glossary if you have any questions about these terms.

Accumulation Unit – a unit of measure we use to calculate the value in an Investment Division prior to the Income Date.

Annuitant – the natural person on whose life annuity payments for this Contract are based. The Contract allows for the naming of joint Annuitants. Any reference to the Annuitant includes any joint Annuitant.

Annuity Unit – a unit of measure we use in calculating the value of a variable annuity payment on and after the Income Date.

Beneficiary – the natural person or legal entity designated to receive any Contract benefits upon the Owner's death. The Contract allows for the naming of multiple Beneficiaries.

Business Day – each day that the New York Stock Exchange is open for business.

Completed Year – the succeeding twelve months from the date on which we receive a Premium payment. Completed Years specify the years from the date of receipt of the Premium and does not refer to Contract Years. If the Premium receipt date is on the Issue Date of the Contract then Completed Year 0-1 does not include the first Contract Anniversary. The first Contract Anniversary begins Completed Year 1-2 and each successive Completed Year begins with the Contract Anniversary of the preceding Contract Year and ends the day before the next Contract Anniversary.

If the Premium receipt date is other than the Issue Date or a subsequent Contract Anniversary, there is no correlation of the Contract Anniversary date and Completed Years. For example, if the Issue Date is January 15, 2019 and a Premium payment is received on February 28, 2019 then, although the first Contract Anniversary is January 15, 2020, Completed Year 0-1 for that Premium payment would begin on February 28, 2019 and end on February 27, 2020. Completed Year 1-2 for that Premium payment would begin on February 28, 2020 .

Contract – the individual deferred variable and fixed annuity contract and any optional endorsements you may have selected.

Contract Anniversary – each one-year anniversary of the Contract's Issue Date.

Contract Enhancement – a credit that we will make to your Contract Value at the end of any Business Day in the first seven Contract Years (five Contract Years for the 2% Contract Enhancement) during which we receive a Premium payment. The Contract Enhancement endorsements available are the 2% Contract Enhancement endorsement, 3% Contract Enhancement endorsement, 4% Contract Enhancement endorsement, 5% Contract Enhancement endorsement, or 6% Contract Enhancement endorsement. The actual Contract Enhancement percentage applied to the Premium payment varies, depending upon which Contract Enhancement you have elected and the Contract Year in which you make your payment.

Contract Month – the period of time between consecutive monthly anniversaries of the Contract's Issue Date.

Contract Monthly Anniversary – each one-month anniversary of the Contract's Issue Date.

Contract Quarter – the period of time between consecutive three-month anniversaries of the Contract's Issue Date.

Contract Quarterly Anniversary – each three-month anniversary of the Contract's Issue Date.

Contract Value – the sum of the allocations between the Contract's Investment Divisions, Fixed Account and Guaranteed Minimum Withdrawal Benefit (GMWB) Fixed Account.

Contract Year – the succeeding twelve months from a Contract's Issue Date and every anniversary. The first Contract Year (Contract Year 0-1) starts on the Contract's Issue Date and extends to, but does not include, the first Contract Anniversary. Subsequent Contract Years start on an anniversary date and extend to, but do not include, the next anniversary date.

For example, if the Issue Date is January 15, 2019, then the end of Contract Year 0-1 would be January 14, 2020, and January 15, 2020, which is the first Contract Anniversary, begins Contract Year 1-2.

Earnings Protection Benefit – an optional benefit available at issue that may increase the amount of the death benefit payable at death.

Excess Interest Adjustment – an adjustment to the Contract Value allocated to the Fixed Account that is withdrawn, transferred, or annuitized before the end of the period.

Fixed Account – part of our General Account to which the Contract Value you allocate is guaranteed to earn a stated rate of return over the specified period. The Fixed Account consists of the Fixed Account Options.

Fixed Account Contract Value – the sum of the allocations between the Contract's Fixed Account Options.

Fixed Account Option – a Contract option within the Fixed Account for a specific period under which a stated rate of return will be credited.

Fund – a registered management investment company in which an Investment Division of the Separate Account invests.

General Account – the General Account includes all our assets, including any Contract Value allocated to the Fixed Account and the GMWB Fixed Account, which are available to our creditors.

Good Order – when our administrative requirements, including all information, documentation and instructions deemed necessary by us, in our sole discretion, are met in order to issue a Contract or execute any requested transaction pursuant to the terms of the Contract.

Guaranteed Minimum Withdrawal Benefit (GMWB) Fixed Account – part of our General Account to and from which, if you elect a GMWB containing a Transfer of Assets provision (the Jackson Select Protector GMWB contains a Transfer of Assets provision), automatic transfers of your Contract Value may be required according to non-discretionary formulas. The Contract Value allocated to the GMWB Fixed Account will earn a stated rate of return over a specified period.

GMWB Fixed Account Contract Value – the sum of the allocations to the Contract's GMWB Fixed Account.

Income Date – the date on which you begin receiving annuity payments.

Investment Division – one of multiple variable options of the Separate Account to allocate your Contract's value, each of which exclusively invests in a different available Fund. The Investment Divisions are called variable because the return on investment is not guaranteed.

Issue Date – the date your Contract is issued.

Jackson, JNL, we, our, or us – Jackson National Life Insurance Company. (We do not capitalize “we,” “our,” or “us” in the prospectus.)

Latest Income Date – the Contract Anniversary on or next following the date on which the Owner attains age 95 under a non-qualified contract, or such earlier date as required by the applicable qualified plan, law or regulation.

Owner, you or your – the natural person or legal entity entitled to exercise all rights and privileges under the Contract. Usually, but not always, the Owner is the Annuitant. The Contract allows for the naming of joint Owners. (We do not capitalize “you” or “your” in the prospectus.) Any reference to the Owner includes any joint Owner.

Premium(s) – considerations paid into the Contract by or on behalf of the Owner. The maximum aggregate Premium payments you may make without prior approval is $1 million. This maximum amount is subject to further limitations at any time on both initial and subsequent Premium payments.

Remaining Premium – the total Premium paid reduced by withdrawals that incur withdrawal charges, and withdrawals of Premiums that are no longer subject to withdrawal charges.

Required Minimum Distributions (RMDs) – for certain qualified contracts, the amount defined under the Internal Revenue Code as the minimum distribution requirement as applied to your Contract only. This definition excludes any withdrawal necessary to satisfy the minimum distribution requirements of the Internal Revenue Code if the Contract is purchased with contributions from a nontaxable transfer after the death of the owner of a qualified contract. Different rules apply for the MarketGuard Stretch GMWB as described in the “MarketGuard Stretch GMWB” section.

Separate Account – Jackson National Separate Account – I. The Separate Account is divided into sub-accounts generally referred to as Investment Divisions.

Separate Account Contract Value – the sum of the allocations between the Contract's Investment Divisions.

KEY FACTS
The immediately following two sections briefly introduce the Contract (and its benefits and features) and its costs; however, please carefully read the whole prospectus and any related documents before purchasing the Contract to be sure that it will meet your needs.

Allocation Options
The Contract makes available Investment Divisions and a Fixed Account for allocation of your Premium payments and Contract Value. In addition, if you elect a GMWB containing a Transfer of Assets provision, automatic transfers of your Contract Value may be allocated to a GMWB Fixed Account. For more information about the fixed accounts, please see “THE FIXED ACCOUNT AND GMWB FIXED ACCOUNT” beginning on page 15. For more information about the Investment Divisions, please see “INVESTMENT DIVISIONS” beginning on page 19.

Investment Purpose
The Contract is intended to help you save for retirement or another long-term investment purpose. The Contract is designed to provide tax deferral on your earnings, if it is not issued under a qualified retirement plan. Qualified plans confer their own tax deferral. For more information, please see “TAXES” beginning on page 160.

Free Look
If you change your mind about having purchased the Contract, you may return it without penalty. There are conditions and limitations, including time limitations, depending on where you live. For more information, please see “Free Look” beginning on page 164. In some states, we are required to hold the Premiums of a senior citizen in the Fixed Account during the free look period, unless we are specifically directed to allocate the Premiums to the Investment Divisions. State laws vary; your free look rights will depend on the laws of the state in which you purchased the Contract.

Purchases
There are minimum and maximum Premium requirements. The Contract also has a Premium protection option, namely the Capital Protection Program. For more information about this option, please see “PURCHASES” beginning on page 57.

Optional Endorsements
Not all optional endorsements are available in all states or through all broker-dealers. The availability of optional endorsements may reflect state prohibitions and variations, Jackson’s reservation of the right not to offer certain optional endorsements, and broker-dealer selections. The representative assisting you will advise you whether an optional benefit is available and of any variations. Optional endorsement provisions may vary depending on when you purchased your Contract or elected your endorsement. Please refer to your Contract endorsements for the provisions that apply to you.

Withdrawals
Before the Income Date, there are a number of ways to access your Contract Value, generally subject to a charge or adjustment, particularly during the early Contract Years. There are also a number of optional withdrawal benefits available. The Contract has a free withdrawal provision and waives the charges and adjustments in the event of some unforeseen emergencies. For more information, please see “ACCESS TO YOUR MONEY” beginning on page 65.

Income Payments	There are a number of income options available. For more information, please see “INCOME PAYMENTS (THE INCOME PHASE)” beginning on page 147.

Death Benefit
The Contract has a death benefit that becomes payable if you die before the Income Date. There are also a number of optional death benefits available. For more information, please see “DEATH BENEFIT” beginning on page 148.

Contract Charges
Various charges apply under the Contract as summarized in the “FEES AND EXPENSES TABLES” below. If the Contract Value is insufficient to pay the charges under the Contract, the Contract will terminate without value, unless you are eligible for continued payments under a Guaranteed Minimum Withdrawal Benefit.

FEES AND EXPENSES TABLES

The following tables describe the fees and expenses that you will pay when purchasing, owning and surrendering the Contract. The first table (and footnotes) describes the fees and expenses that you will pay at the time that you purchase the Contract, surrender the Contract or transfer cash value between investment options. Fees and expenses also may apply after the Income Date. For more information, please see “Commutation Fee” on page 55, and “INCOME PAYMENTS (THE INCOME PHASE)” beginning on page 147.

Owner Transaction Expenses

Front-end Sales Load	None

Maximum Withdrawal Charge [1]
Percentage of Premium withdrawn, if applicable	8.5%

Maximum Contract Enhancement Recapture Charge [2]
Percentage of the corresponding Premiums withdrawn with a Contract Enhancement	5.0%

Maximum Premium Taxes [3]
Percentage of each Premium	3.5%

Transfer Charge [4]
Per transfer after 25 in a Contract Year	$25

Expedited Delivery Charge [5]	$22.50

[1]
The withdrawal charge is a schedule lasting seven Completed Years following each Premium as shown in the table below, and there is an optional withdrawal charge schedule (that is shorter) available (state variations may apply), also shown in the table below:

Withdrawal Charge (as a percentage of Premium payments)
Completed Years Since Receipt Of Premium	0-1	1-2	2-3	3-4	4-5	5-6	6-7	7+
Base Schedule	8.5%	7.5%	6.5%	5.5%	5%	4%	2%	0
Five-year Schedule	8%	7%	6%	4%	2%	0	0	0

For more information on withdrawal charges, please see “Withdrawal Charge” under “Contract Charges” beginning on page 39.

[2]	For more information about recapture charges, please see “Contract Enhancement Recapture Charge” under “Contract Charges”, beginning on page 41.

[3]	Premium taxes generally range from 0 to 3.5% and vary by state.

[4]	We do not count transfers in conjunction with dollar cost averaging, earnings sweep, automatic rebalancing, and periodic automatic transfers.

[5]	For overnight delivery on Saturday; otherwise, the overnight delivery charge is $10 for withdrawals. We also charge $20 for wire transfers in connection with withdrawals.

The next table (and footnotes) describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including the Funds' fees and expenses.

Periodic Expenses

Base Contract

Annual Contract Maintenance Charge [6]	$35

Separate Account Annual Expenses
Annual percentage of average daily account value of Investment Divisions

Mortality And Expense Risk Charge	1.10%

Administration Charge [7]	0.15%

Total Separate Account Annual Expenses for Base Contract	1.25%

Optional Endorsements - A variety of optional endorsements to the Contract are available. The optional endorsements listed below include endorsements and applicable charges for endorsements that were previously sold but are not currently available to be added to a Contract. Please see the footnotes for additional information on the various optional endorsement charges.

The following optional endorsement charges are based on average daily Contract Value in the Investment Divisions and are deducted daily as part of the calculation of the value of the Accumulation Units. You may select one from each grouping below[8]:

Earnings Protection Benefit Maximum Annual Charge (“EarningsMax®”) [9]	0.45%

6% Contract Enhancement Maximum Annual Charge (not currently offered as of October 15, 2012) [10]	0.832%
5% Contract Enhancement Maximum Annual Charge (not currently offered as of October 15, 2012) [10]	0.695%
4% Contract Enhancement Maximum Annual Charge (not currently offered as of October 15, 2012) [10]	0.56%
3% Contract Enhancement Maximum Annual Charge (not currently offered as of October 15, 2012) [10]	0.42%
2% Contract Enhancement Maximum Annual Charge (not currently offered as of October 15, 2012) [11]	0.395%

Five-year Withdrawal Schedule Maximum Annual Charge	0.30%

20% Additional Free Withdrawal Maximum Annual Charge	0.30%

The following optional death benefit endorsement charges are benefit based. Please see the footnotes for additional information on the various optional death benefit endorsement charges. You may select one of the available benefits listed below[8]:

Benefit Based Charges

5% Roll-up Death Benefit Maximum Annual Charge [12]	1.20%
6% Roll-up Death Benefit Maximum Annual Charge (no longer offered as of April 30, 2012) [13]	1.60%
Highest Quarterly Anniversary Value Death Benefit Maximum Annual Charge [14]	0.60%
Combination 5% Roll-up and Highest Quarterly Anniversary Value Death Benefit Maximum Annual Charge [15]	1.40%
Combination 6% Roll-up and Highest Quarterly Anniversary Value Death Benefit Maximum Annual Charge (no longer offered as of April 30, 2012) [16]	1.80%

LifeGuard Freedom Flex DBSM Maximum Annual Charge (only available with a specified combination of Options for the LifeGuard Freedom Flex® GMWB) [17]	0.72%

The following optional endorsement charges are benefit based. Please see the footnotes for additional information on the various optional endorsement charges. You may select one of the available benefits listed below[8]:

Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up Maximum Annual Charge (“SafeGuard Max®”) (no longer offered as of April 29, 2013) [18]	1.20%
5% GMWB With Annual Step-Up Maximum Annual Charge (“AutoGuard 5SM”) [19]	1.74%
6% GMWB With Annual Step-Up Maximum Annual Charge (“AutoGuard 6SM”) (no longer offered as of April 29, 2013) [20]	2.04%
For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up and Transfer of Assets Charge (“Jackson Select Protector® GMWB”) (no longer offered as of April 29, 2013) [21]	2.34%
For Life GMWB With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount Maximum Annual Charge (“LifeGuard Freedom 6 Net®”) [22]	3.00%
For Life GMWB With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount Maximum Annual Charge (“LifeGuard Freedom 6 Net”) with Optional Income Upgrade Table (no longer offered as of September 15, 2014)	3.00%
Joint For Life GMWB With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount Maximum Annual Charge (“LifeGuard Freedom 6 Net® With Joint Option”) [23]	3.00%
Joint For Life GMWB With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount Maximum Annual Charge (“LifeGuard Freedom 6 Net With Joint Option”) with Optional Income Upgrade Table (no longer offered as of October 15, 2012)	3.00%
For Life GMWB With Bonus and Step-Up Maximum Annual Charge (“LifeGuard Freedom Flex® GMWB”) [24]	3.00%
For Life GMWB With Bonus and Step-Up Maximum Annual Charge (“LifeGuard Freedom Flex GMWB”) with Optional Income Upgrade Table (no longer offered as of September 15, 2014)	3.00%
Joint For Life GMWB With Bonus and Step-Up Maximum Annual Charge (“LifeGuard Freedom Flex® With Joint Option GMWB”) [25]	3.00%
Joint For Life GMWB With Bonus and Step-Up Maximum Annual Charge (“LifeGuard Freedom Flex With Joint Option GMWB”) with Optional Income Upgrade Table (no longer offered as of October 15, 2012)	3.00%
Guaranteed Minimum Withdrawal Benefit For Stretch RMDs (“MarketGuard StretchSM GMWB”) [26]	2.22%

[6]
This charge is waived on Contract Value of $50,000 or more. This charge is deducted proportionally from allocations to the Investment Divisions, the Fixed Account and the GMWB Fixed Account either annually (on your Contract Anniversary) or in conjunction with a total withdrawal, as applicable.

[7]
This charge is waived if the Contract Value on the later of the Issue Date or the most recent Contract Quarterly Anniversary is greater than or equal to $1 million. If your Contract Value subsequently drops below $1 million on the most recent Contract Quarterly Anniversary, the Administration Charge will be reinstated as of that date.

[8]
Some optional endorsements are only available to select when purchasing the Contract and once purchased cannot be canceled. The 6%, 5%, 4% and 3% Contract Enhancements are not available if you select the 20% Additional Free Withdrawal endorsement and vice versa.

[9]	The current charge is 0.30%.

[10]
This charge lasts for the first seven Contract Years. While this charge will be imposed based upon the average daily net asset value of your allocations to the Investment Divisions, this charge will also be assessed against any amounts allocated to the Fixed Account Options and the GMWB Fixed Account by reducing credited rates, but not below the minimum guaranteed interest rate (assuming no withdrawals). For more information, please see “Contract Enhancement Charge” under “Contract Charges”, beginning on page 41.

[11]
This charge lasts for the first five Contract Years. While this charge will be imposed based upon the average daily net asset value of your allocations to the Investment Divisions, this charge will also be assessed against any amounts allocated to the Fixed Account Options and the GMWB Fixed Account by reducing credited rates, but not below the minimum guaranteed interest rate (assuming no withdrawals). For more information, please see “Contract Enhancement Charge” under “Contract Charges”, beginning on page 41.

[12]
The current annual charge is 0.80% of the GMDB Benefit Base (0.20% each Contract Quarter), subject to a maximum annual charge of 1.20% of the GMDB Benefit Base (as used in the Table). For endorsements purchased before April 30, 2012, the current annual charge is 0.60% of the GMDB Benefit Base (0.15% each Contract Quarter), subject to a maximum annual charge of 1.20% of the GMDB Benefit Base.

For more information about the charge for this endorsement, please see “5% Roll-up Death Benefit” under “Death Benefit Charges”, beginning on page 53. For more information about how the endorsement works, including how the GMDB Benefit Base is calculated, please see “5% Roll-up Death Benefit” under “Optional Death Benefits”, beginning on page 150.

[13]	The current annual charge is 0.80% of the GMDB Benefit Base (0.20% each Contract Quarter), subject to a maximum annual charge of 1.60% of the GMDB Benefit Base (as used in the Table).

For more information about the charge for this endorsement, please see “6% Roll-up Death Benefit” under “Death Benefit Charges”, beginning on page 53. For more information about how the endorsement works, including how the GMDB Benefit Base is calculated, please see “6% Roll-up Death Benefit” under “Optional Death Benefits”, beginning on page 152.

[14]	The current annual charge is 0.30% of the GMDB Benefit Base (0.075% each Contract Quarter), subject to a maximum annual charge of 0.60% of the GMDB Benefit Base (as used in the Table).

For more information about the charge for this endorsement, please see “Highest Quarterly Anniversary Value Death Benefit” under “Death Benefit Charges”, beginning on page 53. For more information about how the endorsement works, including how the GMDB Benefit Base is calculated, please see “Highest Quarterly Anniversary Value Death Benefit" under “Optional Death Benefits”, beginning on page 153.

[15]
The current annual charge is 0.90% of the GMDB Benefit Base (0.225% each Contract Quarter), subject to a maximum annual charge of 1.40% of the GMDB Benefit Base (as used in the Table). For endorsements purchased before April 30, 2012, the current annual charge is 0.70% of the GMDB Benefit Base (0.175% each Contract Quarter), subject to a maximum annual charge of 1.40% of the GMDB Benefit Base.

For more information about the charge for this endorsement, please see “Combination 5% Roll-up and Highest Quarterly Anniversary Value Death Benefit” under “Death Benefit Charges”, beginning on page 53. For more information about how the endorsement works, including how the GMDB Benefit Base is calculated, please see “Combination 5% Roll-up and Highest Quarterly Anniversary Value Death Benefit” under “Optional Death Benefits”, beginning on page 154.

[16]	The current annual charge is 0.90% of the GMDB Benefit Base (0.225% each Contract Quarter), subject to a maximum annual charge of 1.80% of the GMDB Benefit Base (as used in the Table).

For more information about the charge for this endorsement, please see “Combination 6% Roll-up and Highest Quarterly Anniversary Value Death Benefit” under “Death Benefit Charges”, beginning on page 54. For more information about how the endorsement works, including how the GMDB Benefit Base is calculated, please see “Combination 6% Roll-up and Highest Quarterly Anniversary Value Death Benefit” under “Optional Death Benefits”, beginning on page 155.

[17]
The current and maximum annual charge for the LifeGuard Freedom Flex DB is 0.70% of the GMWB Death Benefit (0.175% each Contract Quarter). For Contracts purchased in Washington State, the current and maximum annual charge is 0.72% of the GMWB Death Benefit (0.06% each Contract Month, as used in the table).

For more information about the charge for the LifeGuard Freedom Flex DB, please see “LifeGuard Freedom Flex DB” under “Death Benefit Charges”, beginning on page 54. For more information about how the LifeGuard Freedom Flex DB works, including how the GMWB Death Benefit is calculated, please see “LifeGuard Freedom Flex DB” under “Optional Death Benefits”, beginning on page 157.

[18]
1.20% of the GWB is the maximum annual charge, which charge is payable quarterly. However, for Contracts purchased in Washington State, you pay the charge each Contract Month. The tables below have the maximum and current charges.

GMWB With 5-Year Step-Up
Annual Charge	Maximum		Current
	1.20%	(WA Only) 1.20%	0.60%	(WA Only) 0.60%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

For more information about the charge for this endorsement, please see “Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up Charge” beginning on page 44. For more information about how this endorsement works, including how the GWB is calculated, please see “Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up” beginning on page 69.

[19]
1.70% of the GWB is the maximum annual charge, which charge is payable quarterly. However, for Contracts purchased in Washington State, the maximum annual charge is 1.74% of the GWB, which charge is payable each Contract Month. The tables below have the maximum and current charges.

5% GMWB With Annual Step-Up
Annual Charge	Maximum		Current
	1.70%	(WA Only) 1.74%	0.85%	(WA Only) 0.87%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

For more information about the charge for this endorsement, please see “5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 44. For more information about how the endorsement works, including how the GWB is calculated, please see “5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 74.

[20]
2.00% of the GWB is the maximum annual charge, which charge is payable quarterly. However, for Contracts purchased in Washington State, the maximum annual charge is 2.04% of the GWB, which charge is payable each Contract Month. The tables below have the maximum and current charges.

6% GMWB With Annual Step-Up
Annual Charge	Maximum		Current
	2.00%	(WA Only) 2.04%	1.00%	(WA Only) 1.02%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

For more information about the charge for this endorsement, please see “6% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 45. For more information about how the endorsement works, including how the GWB is calculated, please see “6% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 77.

[21]
2.30% of the GWB is the maximum annual charge, which charge is payable quarterly. However, for Contracts purchased in Washington State, 2.34% of the GWB is the maximum annual charge, which charge is payable each Contract Month. The tables below have the maximum and current charges.

For Life GMWB With Annual Step-Up and Transfer of Assets
Annual Charge	Maximum		Current
	2.30%	(WA Only) 2.34%	1.15%	(WA Only) 1.17%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

For more information about the charge for this endorsement, please see “For Life GMWB With Annual Step-Up and Transfer of Assets Charge” beginning on page 46. For more information about how the endorsement works, including how the GWB is calculated, please see “For Life GMWB With Annual Step-Up and Transfer of Assets” beginning on page 81.

[22]
3.00% of the GWB is the maximum annual charge and 1.50% of the GWB is the current annual charge (based on election of the Income Stream Level 5 GAWA% Table under LifeGuard Freedom 6 Net), which charge is payable quarterly. However, for Contracts purchased in Missouri (for endorsements issued on or after September 16, 2013) and Washington State, the charge is payable each Contract Month.     For more information about the charges for this endorsement, including applicable charges for each of the five Income Stream Level GAWA% tables, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount (“LifeGuard Freedom 6 Net”) Charge” beginning on page 47. For more information about how the endorsement works, including how the GWB is calculated, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount” beginning on page 91.

[23]
3.00% of the GWB is the maximum annual charge and 1.60% of the GWB is the current annual charge (based on election of the Income Stream Level 3 GAWA% Table under LifeGuard Freedom 6 Net with Joint Option), which charge is payable quarterly. However, for Contracts purchased in Missouri (for endorsements issued on or after September 16, 2013) and Washington State, the current annual charge is 1.62%, which is payable each Contract Month.     For more information about the charges for this endorsement, including applicable charges for each of the three Income Stream Level GAWA% tables, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount (“LifeGuard Freedom 6 Net with Joint Option”) Charge” beginning on page 48. For more information about how the endorsement works, including how the GWB is calculated, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount” beginning on page 103.

[24]
3.00% of the GWB is the maximum annual charge and 1.50% of the GWB is the current annual charge (based on election of the most expensive combination of options under LifeGuard Freedom Flex), which charge is payable quarterly. However, for Contracts purchased in Missouri (for endorsements issued on or after September 16, 2013) and Washington State, the charge is payable each Contract Month.     For more information about the charges for this endorsement, including applicable charges for each of the available combination of options, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Step-Up (“LifeGuard Freedom Flex GMWB”) Charge” beginning on page 49. For more information about how the endorsement works, including how the GWB is calculated, please see “LifeGuard Freedom Flex GMWB” beginning on page 118.

[25]
3.00% of the GWB is the maximum annual charge and 1.60% of the GWB is the current annual charge (based on election of the most expensive combination of options under LifeGuard Freedom Flex with Joint Option), which charge is payable quarterly. However, for Contracts purchased in Missouri (for endorsements issued on or after September 16, 2013) and Washington State, the current annual charge is 1.62%, which is payable each Contract Month. For more information about the charges for this endorsement, including applicable charges for each of the available combination of options, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Step-Up (“LifeGuard Freedom Flex with Joint Option GMWB”) Charge” beginning on page 51. For more information about how the endorsement works, including how the GWB is calculated, please see “LifeGuard Freedom Flex With Joint Option GMWB” beginning on page 129.

[26]
2.20% of the GMWB Charge Base is the maximum annual charge, which charge is payable quarterly. However, for Contracts purchased in Washington State, 2.22% of the GMWB Charge Base is the maximum annual charge, which charge is payable each Contract Month. The tables below have the maximum and current charges.

MarketGuard Stretch GMWB
Annual Charge	Maximum		Current
	2.20%	(WA Only) 2.22%	1.10%	(WA Only) 1.11%
Charge Basis	GMWB Charge Base
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

For more information about the charge for this endorsement, including how the GMWB Charge Base is calculated, please see “Guaranteed Minimum Withdrawal Benefit For Stretch RMDs (“MarketGuard Stretch GMWB”) Charge” beginning on page 52. For more information about how the endorsement works, please see “Guaranteed Minimum Withdrawal Benefit For Stretch RMDs (“MarketGuard Stretch GMWB”)” beginning on page 141.

The next item shows the minimum and maximum total annual operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract.

Total Annual Fund Operating Expenses
(Expenses that are deducted from Fund assets, including management and administration fees, 12b-1 service fees and other expenses.)

Minimum: 0.53%

Maximum: 2.15%

More detail concerning each Fund's fees and expenses is below. But please refer to the Funds' prospectuses for even more information, including investment objectives, performance, and information about Jackson National Asset Management, LLC® (“JNAM”), the Funds' Adviser and Administrator, as well as the sub-advisers.

Fund Operating Expenses (As an annual percentage of each Fund's average daily net assets) Fund Name	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses		Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses	Plus Recapture		Net Total Annual Fund Operating Expenses
JNL Series Trust
JNL/WMC Government Money Market	0.16%	0.30%	0.10%	G	0.00%	0.56%	0.20%	D	0.76%	D,L

Fund Operating Expenses (As an annual percentage of each Fund's average daily net assets) Fund Name	Management Fee		Distribution and/or Service (12b-1) Fees		Other Expenses		Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses		Contractual Fee Waiver and/or Expense Reimbursement		Net Total Annual Fund Operating Expenses
JNL Series Trust
JNL/American Funds Balanced	0.81%	A	0.30%	A	0.17%	A,J	0.00%	1.28%	A	(0.40%)	B	0.88%	A,B,L
JNL/American Funds® Blue Chip Income and Growth	0.96%	A	0.30%	A	0.17%	A,J	0.00%	1.43%	A	(0.43%)	B	1.00%	A,B,L
JNL/American Funds Global Bond	1.13%	A	0.30%	A	0.18%	A,J	0.00%	1.61%	A	(0.53%)	B	1.08%	A,B,L
JNL/American Funds Global Small Capitalization	1.35%	A	0.30%	A	0.19%	A,J	0.00%	1.84%	A	(0.55%)	B	1.29%	A,B,L
JNL/American Funds Growth-Income	0.82%	A	0.30%	A	0.16%	A,I	0.00%	1.28%	A	(0.35%)	B	0.93%	A,B,L
JNL/American Funds International	1.23%	A	0.30%	A	0.19%	A,J	0.00%	1.72%	A	(0.55%)	B	1.17%	A,B,L
JNL/American Funds New World	1.64%	A	0.30%	A	0.21%	A,J	0.00%	2.15%	A	(0.75%)	B	1.40%	A,B,L
JNL/DFA Growth Allocation	0.20%		0.30%		0.15%	J	0.29%	0.94%		(0.05%)	C	0.89%	C,L
JNL/DFA Moderate Growth Allocation	0.20%		0.30%		0.15%	J	0.27%	0.92%		(0.05%)	C	0.87%	C,L
JNL/Vanguard Capital Growth	0.87%	M	0.30%	M	0.17%	J,M	0.00%	1.34%	M	(0.40%)	B	0.94%	B,M,L
JNL/Vanguard Equity Income	0.81%	M	0.30%	M	0.17%	J,M	0.00%	1.28%	M	(0.40%)	B	0.88%	B,M,L
JNL/Vanguard International	1.04%	M	0.30%	M	0.18%	J,M	0.00%	1.52%	M	(0.55%)	B	0.97%	B,M,L
JNL/Vanguard Small Company Growth	0.93%	M	0.30%	M	0.18%	J,M	0.00%	1.41%	M	(0.50%)	B	0.91%	B,M,L
JNL/Vanguard U.S. Stock Market Index	0.20%		0.30%		0.10%	G	0.05%	0.65%		(0.06%)	C	0.59%	C,L

Fund Operating Expenses (As an annual percentage of each Fund's average daily net assets) Fund Name	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses		Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses	Contractual Fee Waiver and/or Expense Reimbursement		Net Total Annual Fund Operating Expenses
JNL/Vanguard International Stock Market Index	0.20%	0.30%	0.15%	J	0.10%	0.75%	(0.07%)	C	0.68%	C,L
JNL/Vanguard Global Bond Market Index	0.20%	0.30%	0.18%	J	0.09%	0.77%	(0.10%)	C	0.67%	C,L
JNL/Vanguard Moderate Allocation	0.20%	0.30%	0.15%	J	0.09%	0.74%	(0.05%)	C	0.69%	C,L
JNL/Vanguard Moderate Growth Allocation	0.20%	0.30%	0.15%	J	0.09%	0.74%	(0.05%)	C	0.69%	C,L
JNL/Vanguard Growth Allocation	0.20%	0.30%	0.15%	J	0.08%	0.73%	(0.04%)	C	0.69%	C,L

Fund Operating Expenses (As an annual percentage of each Fund's average daily net assets) Fund Name	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses		Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses
JNL Series Trust
JNL Multi-Manager Mid Cap	0.64%	0.30%	0.15%	J	0.01%	1.10%	L
JNL Multi-Manager Small Cap Growth	0.57%	0.30%	0.10%	G	0.00%	0.97%	L
JNL Multi-Manager Small Cap Value	0.67%	0.30%	0.10%	G	0.00%	1.07%	L
JNL Institutional Alt 25	0.11%	0.30%	0.06%	E	0.82%	1.29%	L
JNL Institutional Alt 50	0.11%	0.30%	0.06%	E	1.00%	1.47%	L
JNL/American Funds Moderate Growth Allocation	0.19%	0.30%	0.15%	J	0.43%	1.07%	L
JNL/American Funds Growth Allocation	0.19%	0.30%	0.15%	J	0.45%	1.09%	L
JNL/AQR Large Cap Relaxed Constraint Equity	0.68%	0.30%	0.83%	J	0.00%	1.81%	L
JNL/AQR Managed Futures Strategy	0.84%	0.30%	0.15%	J	0.08%	1.37%	L
JNL/BlackRock Global Allocation	0.61%	0.30%	0.18%	J	0.01%	1.10%	L
JNL/BlackRock Global Natural Resources	0.54%	0.30%	0.15%	J	0.00%	0.99%	L
JNL/BlackRock Large Cap Select Growth	0.47%	0.30%	0.10%	G	0.00%	0.87%	L
JNL/Brookfield Global Infrastructure and MLP	0.70%	0.30%	0.15%	J	0.00%	1.15%	L
JNL/Causeway International Value Select	0.52%	0.30%	0.15%	J	0.00%	0.97%	L
JNL/ClearBridge Large Cap Growth	0.50%	0.30%	0.16%	J	0.01%	0.97%	L
JNL/Crescent High Income	0.55%	0.30%	0.15%	J	0.01%	1.01%	L
JNL/DFA U.S. Core Equity	0.40%	0.30%	0.10%	G	0.00%	0.80%	L
JNL/DoubleLine® Core Fixed Income	0.37%	0.30%	0.12%	G	0.00%	0.79%	L
JNL/DoubleLine® Shiller Enhanced CAPE®	0.61%	0.30%	0.15%	J	0.02%	1.08%	L
JNL/FPA + DoubleLine® Flexible Allocation	0.66%	0.30%	0.26%	J	0.03%	1.25%	L
JNL/Franklin Templeton Founding Strategy	0.00%	0.30%	0.05%	E	0.69%	1.04%	L
JNL/Franklin Templeton Global	0.55%	0.30%	0.16%	J	0.01%	1.02%	L
JNL/Franklin Templeton Global Multisector Bond	0.56%	0.30%	0.16%	J	0.02%	1.04%	L
JNL/Franklin Templeton Income	0.52%	0.30%	0.10%	G	0.01%	0.93%	L
JNL/Franklin Templeton International Small Cap Growth	0.79%	0.30%	0.16%	J	0.01%	1.26%	L
JNL/Franklin Templeton Mutual Shares	0.59%	0.30%	0.11%	G	0.01%	1.01%	L
JNL/Goldman Sachs Core Plus Bond	0.42%	0.30%	0.10%	G	0.01%	0.83%	L
JNL/Goldman Sachs Emerging Markets Debt	0.62%	0.30%	0.16%	J	0.00%	1.08%	L
JNL/Harris Oakmark Global Equity	0.73%	0.30%	0.16%	J	0.02%	1.21%	L
JNL/Invesco China-India	0.75%	0.30%	0.16%	J	0.00%	1.21%	L
JNL/Invesco Diversified Dividend	0.52%	0.30%	0.16%	J	0.02%	1.00%	L

Fund Operating Expenses (As an annual percentage of each Fund's average daily net assets) Fund Name	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses		Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses
JNL/Invesco Global Real Estate	0.59%	0.30%	0.15%	J	0.00%	1.04%	L
JNL/Invesco International Growth	0.52%	0.30%	0.15%	J	0.01%	0.98%	L
JNL/Invesco Mid Cap Value	0.57%	0.30%	0.10%	G	0.01%	0.98%	L
JNL/Invesco Small Cap Growth	0.66%	0.30%	0.10%	G	0.01%	1.07%	L
JNL/JPMorgan MidCap Growth	0.52%	0.30%	0.10%	G	0.01%	0.93%	L
JNL/JPMorgan U.S. Government & Quality Bond	0.28%	0.30%	0.10%	G	0.01%	0.69%	L
JNL/Lazard Emerging Markets	0.76%	0.30%	0.16%	J	0.00%	1.22%	L
JNL/Mellon Capital 10 x 10	0.00%	0.30%	0.05%	E	0.30%	0.65%	L
JNL/Mellon Capital Index 5	0.00%	0.30%	0.05%	E	0.27%	0.62%	L
JNL/Mellon Capital Emerging Markets Index	0.25%	0.30%	0.17%	J	0.00%	0.72%	L
JNL/Mellon Capital European 30	0.19%	0.30%	0.16%	J	0.00%	0.65%	L
JNL/Mellon Capital Pacific Rim 30	0.20%	0.30%	0.15%	J	0.00%	0.65%	L
JNL/Mellon Capital MSCI KLD 400 Social Index	0.25%	0.30%	0.22%	J	0.01%	0.78%	L
JNL/Mellon Capital S&P 1500 Growth Index	0.20%	0.30%	0.17%	J	0.01%	0.68%	L
JNL/Mellon Capital S&P 1500 Value Index	0.20%	0.30%	0.17%	J	0.01%	0.68%	L
JNL/Mellon Capital S&P 500 Index	0.12%	0.30%	0.11%	F	0.00%	0.53%	L
JNL/Mellon Capital S&P 400 MidCap Index	0.14%	0.30%	0.12%	G	0.00%	0.56%	L
JNL/Mellon Capital Small Cap Index	0.14%	0.30%	0.12%	G	0.00%	0.56%	L
JNL/Mellon Capital International Index	0.15%	0.30%	0.17%	J	0.00%	0.62%	L
JNL/Mellon Capital Bond Index	0.17%	0.30%	0.10%	G	0.01%	0.58%	L
JNL/Mellon Capital Consumer Staples Sector	0.24%	0.30%	0.17%	J	0.01%	0.72%	L
JNL/Mellon Capital Industrials Sector	0.24%	0.30%	0.16%	J	0.01%	0.71%	L
JNL/Mellon Capital Materials Sector	0.24%	0.30%	0.16%	J	0.01%	0.71%	L
JNL/Mellon Capital Real Estate Sector	0.21%	0.30%	0.18%	J	0.00%	0.69%	L
JNL/MFS Mid Cap Value	0.56%	0.30%	0.10%	G	0.00%	0.96%	L
JNL/Neuberger Berman Strategic Income	0.49%	0.30%	0.15%	J	0.04%	0.98%	L
JNL/Oppenheimer Global Growth	0.50%	0.30%	0.15%	J	0.01%	0.96%	L
JNL/PIMCO Income	0.50%	0.30%	0.18%	J	0.00%	0.98%	L
JNL/PIMCO Real Return	0.38%	0.30%	0.48%	G	0.00%	1.16%	L
JNL/PPM America Floating Rate Income	0.46%	0.30%	0.17%	J	0.01%	0.94%	L
JNL/PPM America High Yield Bond	0.33%	0.30%	0.10%	G	0.02%	0.75%	L
JNL/PPM America Mid Cap Value	0.56%	0.30%	0.11%	G	0.00%	0.97%	L
JNL/PPM America Small Cap Value	0.55%	0.30%	0.10%	G	0.00%	0.95%	L
JNL/PPM America Total Return	0.39%	0.30%	0.10%	G	0.00%	0.79%	L
JNL/PPM America Value Equity	0.45%	0.30%	0.11%	G	0.00%	0.86%	L
JNL/T. Rowe Price Established Growth	0.44%	0.30%	0.09%	F	0.00%	0.83%	L
JNL/T. Rowe Price Mid-Cap Growth	0.60%	0.30%	0.10%	G	0.00%	1.00%	L
JNL/T. Rowe Price Short-Term Bond	0.31%	0.30%	0.10%	G	0.00%	0.71%	L
JNL/T. Rowe Price Value	0.49%	0.30%	0.10%	G	0.00%	0.89%	L
JNL/WMC Balanced	0.32%	0.30%	0.09%	F	0.01%	0.72%	L
JNL/WMC Value	0.37%	0.30%	0.10%	G	0.00%	0.77%	L
JNL/S&P Competitive Advantage	0.26%	0.30%	0.10%	G	0.00%	0.66%	L
JNL/S&P Dividend Income & Growth	0.25%	0.30%	0.11%	G	0.00%	0.66%	L
JNL/S&P Intrinsic Value	0.26%	0.30%	0.11%	G	0.00%	0.67%	L
JNL/S&P Total Yield	0.26%	0.30%	0.10%	G	0.00%	0.66%	L
JNL/S&P Mid 3	0.32%	0.30%	0.11%	G	0.00%	0.73%	L

Fund Operating Expenses (As an annual percentage of each Fund's average daily net assets) Fund Name	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses		Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses
JNL/S&P 4	0.00%	0.30%	0.05%	E	0.36%	0.71%	L
JNL/S&P Managed Conservative	0.10%	0.30%	0.05%	E	0.61%	1.06%	L
JNL/S&P Managed Moderate	0.09%	0.30%	0.05%	E	0.63%	1.07%	L
JNL/S&P Managed Moderate Growth	0.08%	0.30%	0.05%	E	0.65%	1.08%	L
JNL/S&P Managed Growth	0.08%	0.30%	0.05%	E	0.66%	1.09%	L
JNL/S&P Managed Aggressive Growth	0.09%	0.30%	0.05%	E	0.67%	1.11%	L
JNL Moderate Growth Allocation	0.09%	0.30%	0.06%	E	0.66%	1.11%	L
JNL Growth Allocation	0.09%	0.30%	0.05%	E	0.66%	1.10%	L
JNL Aggressive Growth Allocation	0.10%	0.30%	0.05%	E	0.65%	1.10%	L
JNL Variable Fund LLC
JNL/Mellon Capital DowSM Index	0.19%	0.30%	0.17%	J	0.00%	0.66%	L
JNL/Mellon Capital MSCI World Index	0.19%	0.30%	0.17%	J	0.00%	0.66%	L
JNL/Mellon Capital NASDAQ® 100 Index	0.18%	0.30%	0.19%	J	0.00%	0.67%	L
JNL/Mellon Capital S&P® SMid 60	0.19%	0.30%	0.17%	J	0.00%	0.66%	L
JNL/Mellon Capital JNL 5	0.17%	0.30%	0.16%	J	0.00%	0.63%	L
JNL/Mellon Capital Consumer Discretionary Sector	0.18%	0.30%	0.16%	J	0.00%	0.64%	L
JNL/Mellon Capital Energy Sector	0.18%	0.30%	0.16%	J	0.00%	0.64%	L
JNL/Mellon Capital Financial Sector	0.18%	0.30%	0.16%	J	0.00%	0.64%	L
JNL/Mellon Capital Healthcare Sector	0.17%	0.30%	0.16%	J	0.00%	0.63%	L
JNL/Mellon Capital Information Technology Sector	0.18%	0.30%	0.16%	J	0.00%	0.64%	L
JNL/Mellon Capital Telecommunications Sector	0.21%	0.30%	0.16%	J	0.00%	0.67%	L
Jackson Variable Series Trust
JNL Conservative Allocation	0.15%	0.30%	0.05%	E	0.73%	1.23%	L
JNL Moderate Allocation	0.15%	0.30%	0.06%	E	0.75%	1.26%	L
JNL/DoubleLine® Total Return	0.42%	0.30%	0.11%	G	0.01%	0.84%	L
JNL/FAMCO Flex Core Covered Call	0.50%	0.30%	0.16%	J	0.00%	0.96%	L
JNL/PIMCO Credit Income	0.35%	0.30%	0.23%	G	0.00%	0.88%	L
JNL/T. Rowe Price Capital Appreciation	0.56%	0.30%	0.15%	J	0.00%	1.01%	L
JNL/The Boston Company Equity Income	0.45%	0.30%	0.16%	J	0.00%	0.91%	L
A      Fees and expenses at the Master Fund level for Class A shares of each respective Fund are as follows:

JNL/American Funds Balanced Fund: Management Fee: 0.27%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.02%; Total Annual Portfolio Operating Expenses: 0.29%.

JNL/American Funds Blue Chip Income and Growth Fund: Management Fee: 0.39%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.02%; Total Annual Portfolio Operating Expenses: 0.41%.

JNL/American Funds Global Bond Fund: Management Fee: 0.53%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.03%; Total Annual Portfolio Operating Expenses: 0.56%.

JNL/American Funds Global Small Capitalization Fund: Management Fee: 0.70%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.04%; Total Annual Portfolio Operating Expenses: 0.74%.

JNL/American Funds Growth-Income Fund: Management Fee: 0.26%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.02%; Total Annual Portfolio Operating Expenses: 0.28%.

JNL/American Funds International Fund: Management Fee: 0.50%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.04%; Total Annual Portfolio Operating Expenses: 0.54%.

JNL/American Funds New World Fund: Management Fee: 0.70%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.06%; Total Annual Portfolio Operating Expenses: 0.76%.

B
Jackson National Asset Management, LLC (“JNAM” or “Adviser”) has entered into a contractual agreement with the Fund under which it will waive a portion of its advisory fee for such time as the Fund is operated as a Feeder Fund, because during that time it will not be providing the portfolio management portion of the investment advisory and management services. This fee waiver will generally continue as long as the Fund is part of a master-feeder Fund structure, but in any event, the fee waiver will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees. The Management and the Annual Operating Expense columns in this table reflect the inclusion of the contractual fee waivers.

C
JNAM has entered into a contractual agreement with the Fund under which it will waive a portion of its advisory fee for at least one year from the date of this Prospectus. Thereafter, the waiver will automatically renew for one-year terms unless the Adviser provides written notice of the termination of the agreement to the Board of Trustees within 30 days of the end of the then current term.

D
Represents the amount payable to JNAM in accordance with the recapture provision of the expense waiver and reimbursement agreement. JNAM has contractually agreed to waive fees and reimburse expenses of the Fund to the extent necessary to limit the total operating expenses of each class of shares of the Fund, exclusive of brokerage costs, interest, taxes and dividend and extraordinary expenses, to an annual rate (as a percentage of the average daily net assets of the Fund) equal to or less than the Fund’s investment income for the period. The fee waiver will continue for at least one year from the date of this Prospectus, and continue thereafter, unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees. In addition, when the Fund receives income sufficient to pay a dividend, the Adviser may recapture previously waived fees and expenses for a period of three years.

E      "Other Expenses" includes an Administrative Fee of 0.05% which is payable to JNAM.

F      "Other Expenses" includes an Administrative Fee of 0.09% which is payable to JNAM.

G      "Other Expenses" includes an Administrative Fee of 0.10% which is payable to JNAM.

H      "Other Expenses" includes an Administrative Fee of 0.13% which is payable to JNAM.

I      "Other Expenses" includes an Administrative Fee of 0.14% which is payable to JNAM.

J      "Other Expenses" includes an Administrative Fee of 0.15% which is payable to JNAM.

K      "Other Expenses" includes an Administrative Fee of 0.20% which is payable to JNAM.

L      Expense Information has been restated to reflect current fees.

M      Fees and expenses at the Master Fund level of each respective Fund are as follows:

JNL/Vanguard Capital Growth Fund: Management Fee: 0.34%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.02%; Total Annual Portfolio Operating Expenses: 0.36%.

JNL/Vanguard Equity Income Fund: Management Fee: 0.29%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.02%; Total Annual Portfolio Operating Expenses: 0.31%.

JNL/Vanguard International Fund: Management Fee: 0.36%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.03%; Total Annual Portfolio Operating Expenses: 0.39%.

JNL/Vanguard Small Company Growth: Management Fee: 0.31%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.03%; Acquired Fund Fees and Expenses: 0%; Total Annual Portfolio Operating Expenses: 0.34%.

EXAMPLE

The example below is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Separate Account annual expenses and Fund fees and expenses.

(The Annual Contract Maintenance Charge is determined by dividing the total amount of such charges collected during the calendar year by the total market value of the Investment Divisions, the Fixed Account and the GMWB Fixed Account, if applicable.)

The example assumes that you invest $10,000 in the Contract for the time periods indicated. Neither transfer fees nor Premium tax charges are reflected in the example. The example also assumes that your investment has a 5% annual return on assets each year.

The following example includes maximum Fund fees and expenses and the cost if you select the optional Earnings Protection Benefit, the 6% Contract Enhancement, the most expensive Optional Death Benefit Endorsement, the Five-year Withdrawal Charge Period and the Guaranteed Minimum Withdrawal Benefit (using the maximum possible charge). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your Contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$2,287	$3,812	$4,955	$7,662

If you annuitize at the end of the applicable time period:

1 year *	3 years	5 years	10 years
$2,287	$3,212	$4,755	$7,662

*Withdrawal charges apply to annuitizations occurring within one year of the Contract's Issue Date.

If you do not surrender your Contract:

1 year	3 years	5 years	10 years
$987	$2,812	$4,455	$7,662

The example does not represent past or future expenses. Your actual costs may be higher or lower.

CONDENSED FINANCIAL INFORMATION

The information about the values of all Accumulation Units constitutes the condensed financial information. Information about the values of Accumulation Units for a base Contract (with Administration Charge waiver and no optional endorsements) and for a Contract with the most expensive combination of charges and optional endorsements can be found in Appendix I. Information about the values of all remaining Accumulation Units can be found in the Statement of Additional Information. The value of an Accumulation Unit is determined on the basis of the per share value of an underlying Fund less applicable Separate Account charges, including any optional endorsement charges that are based on average daily Contract Value in the Investment Divisions and are deducted daily as part of the calculation of Accumulation Units. Information about the Separate Account charges and charges for optional endorsements can be found in the “Periodic Expenses” tables above.

The financial statements of the Separate Account and Jackson can be found in the Statement of Additional Information. The financial statements of the Separate Account include information about all the contracts offered through the Separate Account. The financial statements of Jackson that are included should be considered only as bearing upon the company’s ability to meet its contractual obligations under the Contracts. Jackson's financial statements do not bear on the future investment experience of the assets held in the Separate Account. For your copy of the Statement of Additional Information, please contact us at the Annuity Service Center. Our contact information is on the cover page of this prospectus.

THE ANNUITY CONTRACT

Your Contract is a contract between you, the Owner, and us. Your Contract is intended to help facilitate your retirement savings on a tax-deferred basis, or other long-term investment purposes, and provides for a death benefit. Purchases under tax-qualified plans should be made for other than tax deferral reasons. Tax-qualified plans provide tax deferral that does not rely on the purchase of an annuity contract. We will not issue a Contract to someone older than age 90 (age 85 for Contracts purchased in Oklahoma). Optional benefits may have different requirements, as noted.

Your Contract Value may be allocated to:

•	our Fixed Account, as may be made available by us, or as may be otherwise limited by us,

•	our GMWB Fixed Account (only if the optional Jackson Select Protector GMWB is elected), as may be made available by us, or as may be otherwise limited by us, or to

•	Investment Divisions of the Separate Account that invest in underlying Funds.

Your Contract, like all deferred annuity contracts, has two phases:

•	the accumulation phase, when you make Premium payments to us, and

•	the income phase, when we make income payments to you.

As the Owner, you can exercise all the rights under your Contract. You can assign your Contract at any time during your lifetime, but we will not be bound until we receive written notice of the assignment (there is an assignment form). We reserve the right to refuse an assignment, and an assignment may be a taxable event. Your ability to change ownership is limited on Contracts with one of the For Life GMWBs. Please contact our Annuity Service Center for help and more information.

The Contract is a flexible Premium variable and fixed deferred annuity and may be issued as either an individual or a group contract. Contracts issued in your state may provide different features and benefits than those described in this prospectus. This prospectus provides a description of the material rights and obligations under the Contract. Your Contract and any endorsements are the formal contractual agreement between you and the Company. In those states where Contracts are issued as group contracts, references throughout the prospectus to “Contract(s)” shall also mean “certificate(s).”

JACKSON

We are a stock life insurance company organized under the laws of the state of Michigan in June 1961. Our legal domicile and principal business address is 1 Corporate Way, Lansing, Michigan 48951. We are admitted to conduct life insurance and annuity business in the District of Columbia and all states except New York. We are ultimately a wholly owned subsidiary of Prudential plc (London, England). Prudential plc is also the ultimate parent of PPM America, Inc. a sub-adviser for certain of the Funds. Jackson is the parent of Jackson National Asset Management, LLC (“JNAM”), the Funds’ investment adviser and administrator. JNAM provides certain administrative services with respect to the Separate Account, including separate account administration services and financial and accounting services. JNAM is located at 225 West Wacker Drive, Chicago, IL 60606.

We issue and administer the Contracts and the Separate Account. We maintain records of the name, address, taxpayer identification number and other pertinent information for each Owner, the number and type of Contracts issued to each Owner and records with respect to the value of each Contract.

We are working to provide documentation electronically. When this program is available, we will, as permitted, forward documentation electronically. Please contact us at our Annuity Service Center for more information.

THE FIXED ACCOUNT AND GMWB FIXED ACCOUNT

Contract Value allocated to the Fixed Account and/or the GMWB Fixed Account will be placed with other assets in our General Account. Unlike the Separate Account, the General Account is not segregated or insulated from the claims of the insurance company's creditors. Investors are looking to the financial strength of the insurance company for its obligations under the Contract, including, for example, guaranteed minimum death benefits and guaranteed minimum withdrawal benefits. The Fixed Account and the GMWB Fixed Account are not registered with the SEC, and the SEC does not review the information we provide to you about them. Disclosures regarding the Fixed Account and the GMWB Fixed Account, however, may be subject to the general provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. Both the availability of, and transfers into and out of, the Fixed Account (which consists of the Fixed Account Options) and the GMWB Fixed Account may be subject to contractual and administrative requirements. For more information, please see the application, check with the registered representative helping you to purchase the Contract, or contact us at our Annuity Service Center.

THE FIXED ACCOUNT

Fixed Account Options. Each Fixed Account Option credits interest to your Contract Value in the Fixed Account for a specified period that you select (currently, one, three, five or seven years), subject to availability (and we reserve the right, in our sole discretion, to limit or suspend availability of the Fixed Account Options), so long as the Contract Value in that Fixed Account Option is not withdrawn, transferred, or annuitized until the end of the specified period. You may not elect any Fixed Account Option that extends beyond the Income Date, other than the one-year option; and election of the one-year option will not extend the Income Date. Rather, commencing on the Income Date, we will cease to credit interest under any one-year Fixed Account Option that has not yet reached the end of its term.

The following restrictions currently apply on Contracts with an optional Contract Enhancement endorsement during the first seven Contract Years (five Contract Years for the 2% Contract Enhancement). The three, five and seven year Fixed Account Options are not available and transfers to any Fixed Account Option are not permitted (including under the Dollar Cost Averaging program). Premiums may be allocated to the one year Fixed Account Option. However, any Premium allocated to the one year Fixed Account must be transferred out of the one year Fixed Account in a series of scheduled monthly transfers to your choice of Investment Divisions within either a 6 or 12 month period beginning on the date we received the Premium. Therefore, at the end of the 6 or 12 month period, all amounts in the one year Fixed Account will have been transferred out of the one year Fixed Account. See "Additional Information Concerning the One-Year Fixed Account Option" below for additional information on the transfer out provision. These restrictions may be modified, eliminated, or otherwise revised, at which time we will provide you with written notice of the changes.

Rates of Interest We Credit. These Contracts guarantee a Fixed Account minimum interest rate that applies to every Fixed Account Option under any Contract, regardless of the term of that option. The Fixed Account minimum interest rate guaranteed by the Contracts at least equals the minimum rate prescribed by the applicable nonforfeiture law in each state where the Contracts are sold. In addition, we establish a declared rate of interest (“base interest rate”) at the time you allocate any Premium payment or other Contract Value to a Fixed Account Option, and that base interest rate will remain in effect for the entire term of the Fixed Account Option that you select for that allocation. To the extent that the base interest rate that we establish for any allocation is higher than the Fixed Account minimum interest rate, we will credit that allocation with the higher base interest rate. Thus, the declared base interest rate could be greater than the guaranteed Fixed Account minimum interest rate specified in your Contract, but will never cause you to be credited with less than the currently applicable Fixed Account minimum interest rate. Subject to the Fixed Account minimum interest rate, we may declare different base interest rates at different times, although any new base interest rate Jackson declares for a Fixed Account Option will apply only to Premiums or other amounts allocated to that Fixed Account Option after the new rate goes into effect.

The Fixed Account minimum interest rate will be a rate, credited daily, that will be reset every January pursuant to a formula that is prescribed under applicable state nonforfeiture laws and that is set forth in the Contracts. Specifically, the Fixed Account minimum interest rate will be reset each January to equal the average of the daily five-year Constant Maturity Treasury Rates reported by the Federal Reserve for the preceding October (rounded to the nearest 1/20 of a percent), less 1.25%, provided further that the Fixed Account minimum interest rate will never be less than 1% or more than 3%. As noted above, these limits are prescribed by state nonforfeiture laws and set forth in the Contracts. This means that the Fixed Account minimum interest rate applicable to your Contract will in no case ever exceed a maximum of 3%. Your Contract’s initial Fixed Account minimum interest rate will be stated in your Contract, and will be the rate that is in effect on the Contract’s Issue Date pursuant to the foregoing formula. Thereafter, on the Contract Monthly Anniversary for each January, the Fixed Account minimum interest rate will be reset in accordance with the above formula. (The Contract Monthly Anniversary for any January is the Contract Monthly Anniversary that falls within that month). If you allocate a Premium payment or other Contract Value to a Fixed Account Option, the Fixed Account minimum interest rate in effect at the time of the allocation would initially apply to that allocation. Subsequent resets of the Fixed Account minimum interest rate on each January Contract Monthly Anniversary could change the amount of interest you would thereafter earn on that allocation. Thus, if the new Fixed Account minimum interest rate is higher than the rate previously being credited to your allocation to a Fixed Account Option, the interest rate being credited would increase to that new higher rate. On the other hand, if the new Fixed Account minimum interest rate is lower than the rate being credited to your allocation, the interest rate being credited would decrease to that lower rate, but never below the base interest rate. We will advise you of any new Fixed Account minimum interest rate in the fourth quarter report for the calendar year preceding the January Contract Monthly Anniversary on which the change occurs.

For the most current information about applicable interest rates, you may contact your registered representative or (at the address and phone number on the cover page of this prospectus) our Annuity Service Center.

Excess Interest Adjustment. An Excess Interest Adjustment may apply to amounts withdrawn, transferred or annuitized from a Fixed Account Option prior to the end of the specified period. The Excess Interest Adjustment reflects changes in the level of interest rates since the beginning of the Fixed Account Option period. In order to determine whether there will be an Excess Interest Adjustment, we first consider the base interest rate of the Fixed Account Option from which you are taking an amount as a withdrawal, transfer, or annuitization. As discussed above under ‘Rates of Interest we Credit,’ the ‘base interest rate’ is a rate which we declare at the time you allocate any amount to a Fixed Account Option and which we credit to that Fixed Account Option if and when such base interest rate is higher than the Fixed Account minimum interest rate. The Excess Interest Adjustment is based on the relationship of the base interest rate on your Fixed Account Option to the ‘current new business interest rate,’ which is a rate that we use solely for purposes of calculating the amount of any Excess Interest Adjustment. The ‘current new business interest rate’ is 0.50% per annum greater than the base interest rate we are then offering on a new Fixed Account Option with the same duration as your Fixed Account Option. If we are not then offering that duration, we will estimate a base interest rate for that duration based on the closest durations that we are then offering.

Generally, the Excess Interest Adjustment will (a) increase the amount withdrawn, transferred, or annuitized when the current new business rate is lower than the base interest rate being credited for the Fixed Account Option from which the amount is being taken and will (b) decrease the amount withdrawn, transferred, or annuitized when the current new business rate is higher than the base interest rate for the Fixed Account Option from which the amount is being taken. There will be no excess interest adjustment if these rates are the same. Any adjustment resulting from the Excess Interest Adjustment is applied to the amount that is being withdrawn, transferred, or annuitized from the Fixed Account Option. However, an Excess Interest Adjustment will not otherwise affect the values under your Contract.

Moreover, even if the current new business interest rate is greater than the base interest rate for the Fixed Account Option from which the amount is being taken, there will be no Excess Interest Adjustment if the difference between the two is less than 0.50%. This limitation avoids decreases in the amount withdrawn, transferred, or annuitized in situations where the general level of interest rates has declined but the current new business interest rate nevertheless exceeds the base interest rate for your Fixed Account Option because of the additional 0.50% that (as described above) is added when determining the current new business rate.

Also, there is no Excess Interest Adjustment on: amounts taken from the one-year Fixed Account Option; death benefit proceed payments; payments pursuant to a life contingent income option or an income option resulting in payments spread over at least five years; amounts withdrawn for Contract charges; and free withdrawals. In no event will a total withdrawal, transfer or annuitization from the Fixed Account Options be less than the Fixed Account minimum value. The Fixed Account minimum value at least equals the minimum value prescribed by the applicable nonforfeiture law in each state where the Contracts are sold. The Fixed Amount minimum value for any Fixed Account Option is the amount that would result from (1) accumulating the following amounts at the Fixed Account minimum interest rate: (a) any Premium payments (net of any associated Premium taxes plus any Contract Enhancements) or transfers that you allocate to that Fixed Account Option less (b) any withdrawals, transfers, or charges that are taken out of that Fixed Account Option; and (2) deducting any withdrawal charges, recapture charges, or charge for taxes due in connection with the withdrawal. In the case of a partial withdrawal or transfer from a Fixed Account Option, you will have been credited with interest on the amount withdrawn or transferred at a rate at least equal to the Fixed Account minimum interest rate, even if subject to an Excess Interest Adjustment that otherwise would have reduced it below that rate.

The following example illustrates how the Fixed Account minimum value may affect an Excess Interest Adjustment on a partial withdrawal. If you allocated your initial Premium of $10,000 to the Fixed Account and your declared rate of interest was 3%, after one year (assuming no other transactions or withdrawal charges) your Contract Value in the Fixed Account would be $10,300. If the Fixed Account minimum interest rate was 1%, your Fixed Account minimum value would be $10,100. In this case, an Excess Interest Adjustment could not reduce the withdrawal by more than $200 (the difference between your Contract Value in the Fixed Account and the Fixed Account minimum value). For example, if you request an $8,000 withdrawal and it is subject to a $200 negative Excess Interest Adjustment, the withdrawal would be adjusted to $7,800. However, if it were subject to a negative $400 Excess Interest Adjustment, the $8,000 withdrawal still would only be adjusted to $7,800, so that it does not invade the Fixed Account minimum value. Immediately after either of these withdrawals, there will be no difference between your Contract Value in the Fixed Account and Fixed Account minimum value, and no negative Excess Interest Adjustments will apply on subsequent withdrawals until the Contract Value in the Fixed Account again grows to be larger than the Fixed Account minimum value.

End of Fixed Account Option Periods. Whenever a specified period ends, you will have 30 days to transfer or withdraw the Contract Value in the Fixed Account Option, and there will not be an Excess Interest Adjustment. If you do nothing, then after 30 days, the Contract Value that remains in that Fixed Account Option will be subject to another specified period of the same duration, subject to availability, and provided that that specified period will not extend beyond the Income Date. If such new Fixed Account Option would extend beyond the Income Date, we will use the longest Fixed Account Option that does not extend beyond the Income Date; or (if less than 1 year remains until the Income Date) we will credit interest at the current interest rate under the one-year Fixed Account Option up to the Income Date. If the specified period of the same duration that has ended is no longer available, we will use the next shorter period that is then available.

Additional Information Concerning the One-Year Fixed Account Option. If you allocate Premiums to the one-year Fixed Account Option, we may require that the amount in the one-year Fixed Account Option (including any Contract Enhancement) be automatically transferred on a monthly basis in installments to your choice of Investment Division within 12 months of the date we received the Premium, so that at the end of the period, all amounts in the one-year Fixed Account Option will have been transferred. The amount will be determined based on the amount allocated to the one-year Fixed Account Option and the base interest rate. Charges, withdrawals and additional transfers taken from the one-year Fixed Account Option will shorten the length of time it takes to deplete the account balance. These automatic transfers will not count against the 25 free transfers in a Contract year or any maximum on amounts transferable from the one-year Fixed Account Option that we may impose as described in numbered paragraphs 1-4 under “Transfers and Frequent Transfer Restrictions” later in this prospectus.

Interest will continue to be credited daily on the account balance remaining in the one-year Fixed Account Option as funds are automatically transferred into your choice of Investment Divisions. However, the effective yield over the 12-month automatic transfer period will be less than the base interest rate (or, if applicable, the Fixed Account minimum interest rate), as the applicable rate will be applied to a declining balance in the one-year Fixed Account Option.

Please also refer to “Transfers and Frequent Transfer Restrictions” later in this prospectus for information about certain restrictions, limits and requirements that may apply (or may in the future apply) to transfers to or from the Fixed Account Options. In particular, we describe certain additional restrictions that may apply with respect to transfers from the one-year Fixed Account Option, including the possibility that, you might not be able to transfer all of your Contract Value out of the one-year Fixed Account Option for at least three years. Accordingly, before allocating any Premium payments or other Contract Value to the one year Fixed Account Option, you should consider carefully the conditions we may impose upon your use of that option.

The DCA+ Fixed Account Option, if available, offers a fixed interest rate that we guarantee for a period of up to one year in connection with dollar-cost-averaging transfers to one or more of the Investment Divisions or systematic transfers to other Fixed Account Options. From time to time, we will offer special enhanced rates on the DCA+ Fixed Account Option. DCA+ Fixed Account Option is only available for new Premiums. We provide more information about Dollar Cost Averaging, including DCA+, under “Other Information” later in this prospectus.

THE GMWB FIXED ACCOUNT

The Guaranteed Minimum Withdrawal Benefit (GMWB) Fixed Account. The GMWB Fixed Account is available only in conjunction with the purchase of the Jackson Select Protector GMWB. If you elect to purchase this GMWB, automatic transfers of your Contract Value may be required to and from the GMWB Fixed Account according to non-discretionary formulas. Although these transfers may automatically be made from time to time between your Contract Value and the GMWB Fixed Account, you may not allocate additional monies to, or make transfers to or from, the GMWB Fixed Account.

The Contract Value in the GMWB Fixed Account is credited with a specific interest rate. The interest rate initially declared for each transfer to the GMWB Fixed Account will remain in effect for a period of not less than one year. GMWB Fixed Account interest rates for subsequent periods may be higher or lower than the rates previously declared. The interest rate is credited daily to the Contract Value in the GMWB Fixed Account and the rate may vary by state but will never be less than the Fixed Account minimum interest rate applicable to the Contract, as discussed under "THE FIXED ACCOUNT" beginning on page 15. Please contact us at the Annuity Service Center or contact your representative to obtain the currently declared GMWB Fixed Account interest rate for your state. Our contact information is on the cover page of this prospectus.

Contract charges deducted from the Fixed Account and Investment Divisions are also deducted from the GMWB Fixed Account in accordance with your Contract's provisions. DCA, DCA+, Earnings Sweep and Automatic Rebalancing are not available to or from the GMWB Fixed Account. There is no Excess Interest Adjustment on transfers, withdrawals or deductions from the GMWB Fixed Account. Transfers to and from the GMWB Fixed Account are automatic according to non-discretionary formulas; you may not choose to transfer amounts to and from the GMWB Fixed Account. These automatic transfers will not count against the 25 free transfers in a Contract Year. You will receive a confirmation statement reflecting the automatic transfer of any Contract Value to and from the GMWB Fixed Account.

For more detailed information regarding Jackson Select Protector GMWB, including the GMWB Fixed Account, please see “For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up and Transfer of Assets Endorsement (Jackson Select Protector GMWB)” beginning on page 81.

THE SEPARATE ACCOUNT

We established the Separate Account on June 14, 1993, pursuant to the provisions of Michigan law. The Separate Account is a separate account under state insurance law and a unit investment trust under federal securities law and is registered as an investment company with the SEC.

We have claimed an exclusion from the definition of the term “Commodity Pool Operator” under the Commodity Exchange Act (CEA) with respect to the Separate Account. Therefore, we are not subject to registration or regulation as a Commodity Pool Operator under the CEA with respect to the Separate Account.

The assets of the Separate Account legally belong to us and the obligations under the Contracts are our obligations. However, we are not allowed to use the Contract assets in the Separate Account to pay our liabilities arising out of any other business we may conduct.

All of the income, gains and losses resulting from these assets (whether or not realized) are credited to or charged against the Contracts and not against any other Contracts we may issue.

The Separate Account is divided into Investment Divisions. We do not guarantee the investment performance of the Separate Account or any of its Investment Divisions.

INVESTMENT DIVISIONS

Your Contract Value may be allocated to no more than 99 Investment Divisions, Fixed Account Options and the GMWB Fixed Account at any one time. Each Investment Division purchases the shares of one underlying Fund (mutual fund portfolio) that has its own investment objective. The Investment Divisions are designed to offer the potential for a higher return than the Fixed Account Options and the GMWB Fixed Account. However, this is not guaranteed. It is possible for you to lose your Contract Value allocated to any of the Investment Divisions. If you allocate Contract Values to the Investment Divisions, the amounts you are able to accumulate in your Contract during the accumulation phase depend upon the performance of the Investment Divisions you select. The amount of the income payments you receive during the income phase also will depend, in part, on the performance of the Investment Divisions you choose for the income phase.

The following Funds in which the Investment Divisions invest are each known as a Fund of Funds. Funds offered in a Fund of Funds structure may have higher expenses than direct investments in the underlying Funds. You should read the summary prospectuses for the Funds and/or the prospectus for the JNL Series Trust for more information.

JNL/American Funds Moderate Growth Allocation Fund
JNL/American Funds Growth Allocation Fund
JNL Institutional Alt 25 Fund
JNL Institutional Alt 50 Fund
JNL/DFA Growth Allocation Fund
JNL/DFA Moderate Growth Allocation Fund
JNL/Franklin Templeton Founding Strategy Fund
JNL/Mellon Capital 10 x 10 Fund
JNL/Mellon Capital Index 5 Fund
JNL/S&P 4 Fund
JNL/S&P Managed Conservative Fund
JNL/S&P Managed Moderate Fund
JNL/S&P Managed Moderate Growth Fund
JNL/S&P Managed Growth Fund
JNL/S&P Managed Aggressive Growth Fund
JNL Aggressive Growth Allocation Fund
JNL Growth Allocation Fund
JNL Moderate Growth Allocation Fund

In addition to the Fund of Funds structure, certain of the Funds operate as feeder funds that invest in master funds. These Funds are identified in the following descriptions by the designation (“Feeder Fund”) following the name of the Fund. For more information about a Feeder Fund, you should read the summary prospectuses for the Funds and/or the prospectus for the JNL Series Trust.

Important information regarding the following closed Investment Divisions:
As of August 29, 2011 (“the Effective Date”), the Investment Divisions investing in the JNL/Goldman Sachs Emerging Markets Debt Fund; JNL/Lazard Emerging Markets Fund; and JNL/Mellon Capital Global Alpha Fund (the JNL/AQR Managed Futures Strategy Fund effective April 27, 2015) stopped accepting any additional allocations or transfers. Additionally, as of September 15, 2014 (“the Effective Date”), the JNL/Mellon Capital Telecommunications Sector Investment Division stopped accepting any additional allocations or transfers. These Investment Divisions are collectively referred to as the “Divisions”. If as of the applicable Effective Date you had an automatic program, such as Dollar Cost Averaging, Dollar Cost Averaging Plus, Earnings Sweep and Rebalancing, and it includes an allocation to any of the Divisions, you can continue to include the Divisions under the program based on your then existing election until you revise or terminate the automatic program. Any change to the then existing automatic program is not permitted if you wish to continue to include an allocation to the Division under the program. The Divisions are not available for any new or revised allocation instructions under any automatic program. If you have allocation instructions for future Premium payments on file with us that include an allocation to any of the Divisions, you must choose a replacement Investment Division. If you have not chosen a replacement Investment Division and make a subsequent Premium payment, all such allocations to any of the Divisions prior to our receipt of new allocation instructions from you will be allocated to the JNL/WMC Government Money Market Investment Division. Your representative can assist you in subsequently reallocating the Contract Value in the JNL/WMC Government Money Market Investment Division to any other available investment option. If you have a Select Guaranteed Minimum Withdrawal

Benefit (GMWB), automatic transfers apply under the Transfer of Assets provision. The automatic transfers are allocated based on your allocation instructions for your Premium payments, described above. Therefore, when you change your allocation instructions for future Premium payments, you will also be changing your instructions under the Transfer of Assets provision. Prior to our receipt of new allocation instructions, the automatic transfers will continue to be based on your existing instructions. Amounts invested in any of the Divisions as of the applicable Effective Date will remain invested unless we receive instruction from you. You may continue to make transfers and withdrawals out of any of the Divisions in connection with the usual transactions under a Contract, such as partial withdrawals or withdrawals under a GMWB, if available. However, if you transfer out of any of the Divisions, you will not be able to transfer back in.

The names of the Funds that are or were previously available, along with the names of the advisers and sub-advisers and a brief statement of each investment objective, are below:

JNL Series Trust

JNL/American Funds Balanced Fund ("Feeder Fund")
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management CompanySM, investment adviser to the Master Fund)
Seeks high total return (including income and capital gains) consistent with preservation of capital over the long term through exclusive investment in Class 1 shares of the American Funds Insurance Series® - Asset Allocation FundSM ("Master Fund"). The Master Fund varies its mix of equity securities, debt securities and money market instruments. Under normal market conditions, the Master Fund expects (but is not required) to maintain an investment mix falling within the following ranges: 40%-80% in equity securities, 20%-50% in debt securities and 0%-40% in money market instruments and cash.

JNL/American Funds Blue Chip Income and Growth Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management CompanySM, investment adviser to the Master Fund)
Seeks both income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing through exclusive investment in the Class 1 shares of the American Funds Insurance Series® – Blue Chip Income and Growth FundSM (“Master Fund”). The Master Fund invests primarily in dividend-paying common stocks of larger, more established companies domiciled in the United States with market capitalizations greater than $4 billion.

JNL/American Funds Global Bond Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management CompanySM, investment adviser to the Master Fund)
Seeks, over the long term, a high level of total return consistent with prudent investment management through exclusive investment in the Class 1 shares of the American Funds Insurance Series ® – Global Bond Fund SM (“Master Fund”). The Master Fund seeks to provide as high a level of total return as is consistent with prudent management, by investing at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in bonds. As the Master Fund seeks to invest globally, the Master Fund will allocate its assets among securities of companies domiciled in various countries, including the United States and countries with emerging markets (but no fewer than three countries).

JNL/American Funds Global Small Capitalization Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management CompanySM, investment adviser to the Master Fund)
Seeks growth of capital over time through exclusive investment in the Class 1 shares of the American Funds Insurance Series ® – Global Small Capitalization Fund SM (“Master Fund”). The Master Fund invests at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in growth-oriented common stocks and other equity-type securities of companies with small market capitalizations, measured at the time of purchase. As the Master Fund seeks to invest globally, the Master Fund will allocate its assets among securities of companies domiciled in various countries, including the United States and countries with emerging markets (but no fewer than three countries).

JNL/American Funds Growth-Income Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management CompanySM, investment adviser to the Master Fund)
Seeks long-term growth of capital and income through exclusive investment in the Class 1 shares of the American Funds

Insurance Series® – Growth-Income FundSM (“Master Fund”). The Master Fund seeks to make the investment grow and provide income by investing primarily in common stocks or other equity-type securities, such as preferred stocks, convertible preferred stocks and convertible bonds, that the investment adviser to the Master Fund believes demonstrate the potential for appreciation and/or dividends. The Master Fund may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the United States.

JNL/American Funds International Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management CompanySM, investment adviser to the Master Fund)
Seeks long-term growth of capital through exclusive investment in the Class 1 shares of the American Funds Insurance Series® – International FundSM (“Master Fund”). The Master Fund seeks to make the investment grow by investing primarily in common stocks of companies domiciled outside the United States, including companies domiciled in developing countries, that the investment adviser to the Master Fund believes have the potential for growth. Investors in the Master Fund should have a long-term perspective and, for example, be able to tolerate potentially sharp, short-term declines in value.

JNL/American Funds New World Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management CompanySM, investment adviser to the Master Fund)
Seeks long-term capital appreciation through exclusive investment in the Class 1 shares of the American Funds Insurance Series® – New World Fund® (“Master Fund”). The Master Fund may invest in companies without regard to market capitalization, including companies with small market capitalizations. Investors in the Master Fund should have a long-term perspective and, for example, be able to tolerate potentially sharp, short-term declines in value. Under normal market conditions, the Master Fund will invest at least 35% of its assets in equity and debt securities of issuers primarily based in qualified countries that have developing economies and/or markets.

JNL/Vanguard Capital Growth Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and PRIMECAP Management Company, investment adviser to the Master Fund)
Seeks long-term capital appreciation through exclusive investment in the shares of the Vanguard Variable Insurance Fund Capital Growth Portfolio (“Master Fund”). The Master Fund invests in stocks considered to have above-average earnings growth potential that is not reflected in their current market prices. The Master Fund consists predominantly of large- and mid-capitalization stocks.

JNL/Vanguard Equity Income Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Wellington Management Company LLP and The Vanguard Group, Inc., investment advisers to the Master Fund)
Seeks to provide an above-average level of current income and reasonable long-term capital appreciation through exclusive investment in the shares of the Vanguard Variable Insurance Fund Equity Income Portfolio (“Master Fund”). The Master Fund invests mainly in common stocks of mid-size and large companies whose stocks pay above-average levels of dividend income and are considered to have the potential for capital appreciation.

JNL/Vanguard International Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Baillie Gifford Overseas Ltd. and Schroder Investment Management North America Inc., investment advisers to the Master Fund)
Seeks to provide long-term capital appreciation through exclusive investment in the shares of the Vanguard Variable Insurance Fund International Portfolio (“Master Fund”). The Master Fund invests predominantly in the stocks of companies located outside the United States and is expected to diversify its assets in countries across developed and emerging markets. In selecting stocks, the Master Fund’s investment advisors evaluate foreign markets around the world and choose large-, mid-, and small-capitalization companies considered to have above-average growth potential.

JNL/Vanguard Small Company Growth Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and ArrowMark Colorado Holdings, LLC, and The Vanguard Group, Inc., investment advisers to the Master Fund)
Seeks to provide long-term capital appreciation through exclusive investment in the shares of the Vanguard Variable Insurance Fund Small Company Growth Portfolio (“Master Fund”). Under normal circumstances the Master Fund invests at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) primarily in common stocks of small companies. These companies tend to be unseasoned but are considered by the Master Fund advisers to have superior growth potential. Also, these companies often provide little or no dividend income.

JNL Aggressive Growth Allocation Fund
Jackson National Asset Management, LLC
Seeks capital growth by investing in Class I shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust, the JNL Variable Fund LLC, the JNL Investors Series Trust and the Jackson Variable Series Trust.
Under normal circumstances, the Fund allocates approximately 70%-100% of its assets to Underlying Funds that invest primarily in equity securities, 0%-30% to Underlying Funds that invest primarily in fixed-income securities and 0%-20% of its assets to Underlying Funds that invest primarily in money market securities.

JNL Growth Allocation Fund
Jackson National Asset Management, LLC
Seeks capital growth and current income by investing in Class I shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust, the JNL Variable Fund LLC, the JNL Investors Series Trust and the Jackson Variable Series Trust.
Under normal circumstances, the Fund allocates approximately 60%-90% of its assets to Underlying Funds that invest primarily in equity securities, 0%-40% to Underlying Funds that invest primarily in fixed-income securities and 0%-20% of its assets to Underlying Funds that invest primarily in money market securities.

JNL Institutional Alt 25 Fund
Jackson National Asset Management, LLC
Seeks long-term growth of capital and income by investing in Class I shares of a diversified group of other funds (“Underlying Funds”) that invest primarily in equity and fixed-income securities. The Underlying Funds in which the Fund may invest are series of the JNL Series Trust, the JNL Variable Fund LLC, the JNL Investors Series Trust, and the Jackson Variable Series Trust. Not all funds of the JNL Series Trust, the JNL Variable Fund LLC, the JNL Investors Series Trust, and the Jackson Variable Series Trust are available as Underlying Funds. The Fund allocates approximately 75% of its assets to traditional investment categories and approximately 25% to non-traditional investment categories. Investments may include Underlying Funds that invest in both domestic and international stocks of large established companies, in stocks of smaller companies with above-average growth potential. As listed in the Fund prospectus, the Fund considers the Alternative Assets, Alternative Strategies, and Risk Management investment categories to be non-traditional, and the Domestic/Global Equity, Domestic/Global Fixed Income, International, International Fixed Income, Sector, Specialty, and Tactical Management investment categories to be traditional. Please see the Fund prospectus for more information.

JNL Institutional Alt 50 Fund
Jackson National Asset Management, LLC
Seeks long-term growth of capital and income by investing in Class I shares of a diversified group of other funds (“Underlying Funds”) that invest primarily in equity and fixed-income securities. The Underlying Funds in which the Fund may invest are series of the JNL Series Trust, the JNL Variable Fund LLC, the JNL Investors Series Trust, and the Jackson Variable Series Trust. Not all funds of the JNL Series Trust, the JNL Variable Fund LLC, the JNL Investors Series Trust, and the Jackson Variable Series Trust are available as Underlying Funds. The Fund allocates approximately 50% of its assets to traditional investment categories and approximately 50% to non-traditional investment categories. Investments may include Underlying Funds that invest in both domestic and international stocks of large established companies, in stocks of smaller companies with above-average growth potential. As listed in the Fund prospectus, the Fund considers the Alternative Assets, Alternative Strategies, and Risk Management investment categories to be non-traditional, and the Domestic/Global Equity, Domestic/Global Fixed Income, International, International Fixed Income, Sector, Specialty, and Tactical Management investment categories to be traditional. Please see the Fund prospectus for more information.

JNL Moderate Growth Allocation Fund
Jackson National Asset Management, LLC
Seeks capital growth, and secondarily, current income by investing in Class I shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust, the JNL Variable Fund LLC, the JNL Investors Series Trust and the Jackson Variable Series Trust.

Under normal circumstances, the Fund allocates approximately 40%-80% of its assets to Underlying Funds that invest primarily in equity securities, 20%-60% to Underlying Funds that invest primarily in fixed-income securities and 0%-20% of its assets to Underlying Funds that invest primarily in money market securities.

JNL Multi-Manager Mid Cap Fund
Jackson National Asset Management, LLC (and Champlain Investment Partners, LLC, ClearBridge Investments, LLC, and Victory Capital Management, Inc.)
Seeks long-term total return by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a variety of mid-capitalization growth and value strategies managed by unaffiliated investment managers.

JNL Multi-Manager Small Cap Growth Fund
Jackson National Asset Management, LLC (and Chicago Equity Partners, LLC, Granahan Investment Management, Inc., Kayne Anderson Rudnick Investment Management, LLC, and Victory Capital Management Inc.)
Seeks long-term capital appreciation by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a variety of small cap growth strategies managed by unaffiliated investment managers.

JNL Multi-Manager Small Cap Value Fund
Jackson National Asset Management, LLC (and Congress Asset Management, LLP, Chicago Equity Partners, LLC, Cooke & Bieler L.P., Cortina Asset Management, LLC, and PPM America, Inc.)
Seeks long-term total return by investing, under normal market conditions, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a variety of small cap value strategies managed by four unaffiliated investment managers and one affiliated investment manager.

JNL/American Funds Growth Allocation Fund
Jackson National Asset Management, LLC
Seeks capital growth with a secondary emphasis on current income by investing in Class 1 shares of a diversified group of other Funds (“Underlying Funds”). The Underlying Funds in which the Fund may invest are a part of either the American Funds Insurance Series ® (“AFIS”) or the American Funds R6 mutual fund share class. Not all Funds of the American Funds are available as Underlying Funds. Under normal circumstances, the Fund allocates approximately 60%-100% of its assets to Underlying Funds that invest primarily in equity securities and 0%-40% of its assets to Underlying Funds that invest primarily in fixed-income securities, and 0% to 20% of its assets to Underlying Funds that invest primarily in money market securities.

JNL/American Funds Moderate Growth Allocation Fund
Jackson National Asset Management, LLC
Seeks a balance between current income and growth of capital by investing in Class 1 shares of a diversified group of other Funds (“Underlying Funds”). The Underlying Funds in which the Fund may invest are a part of either the American Funds Insurance Series® (“AFIS”) or the American Funds R6 mutual fund share class. Not all Funds of the American Funds are available as Underlying Funds. Under normal circumstances, the Fund allocates approximately 40%-80% of its assets to Underlying Funds that invest primarily in equity securities and 20%-60% of its assets to Underlying Funds that invest primarily in fixed-income securities.

JNL/AQR Large Cap Relaxed Constraint Equity Fund
Jackson National Asset Management, LLC (AQR Capital Management, LLC)
Seeks long-term capital appreciation by investing in a broad mix of equity securities that aims to produce long-term capital appreciate in excess of the MSCI USA Index ("Index"). The Fund will invest at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in equity securities or equity related instruments of large-capitalization companies, which the sub-adviser generally considers to be those companies with market capitalizations within the range of the Index at the time of purchase.

JNL/AQR Managed Futures Strategy Fund (Please Note: The Investment Division investing in the JNL/AQR Managed Futures Strategy Fund is not accepting any additional allocations or transfers.)
Jackson National Asset Management, LLC (and AQR Capital Management, LLC)
Seeks positive absolute returns by investing primarily in a portfolio of futures contracts, futures-related instruments, and equity swaps. Equity swaps include, but are not limited to, global developed and emerging market equity index futures, swaps on equity index futures and equity swaps, global developed and emerging market currency forwards, global developed fixed-income futures, bond futures and swaps on bond futures and may also invest in commodity futures and swaps on commodity futures.

JNL/BlackRock Global Allocation Fund
Jackson National Asset Management, LLC (and BlackRock Investment Management, LLC)
Seeks high total investment return by investing in a portfolio of equity and debt securities, money market securities and other short-term securities or instruments of issuers located around the world. Generally, the Fund will invest in both equity and debt securities and seeks diversification across markets, industries and issuers as one of its strategies to reduce volatility. Equity securities include common stock, rights and warrants, preferred stock, securities convertible into common stock, or securities or other instruments whose price is linked to the value of common stock.

JNL/BlackRock Global Natural Resources Fund
Jackson National Asset Management, LLC (and BlackRock International Ltd.)
Seeks long-term capital growth by investing primarily in equity securities of companies with substantial natural resource assets. Under normal circumstances, the Fund will invest at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in companies with substantial natural resource assets or in securities the value of which is related to the market value of some natural resource asset. The Fund may invest in securities of issuers with any market capitalization. There are no geographic limits on the Fund’s investments.

JNL/BlackRock Large Cap Select Growth Fund
Jackson National Asset Management, LLC (and BlackRock Investment Management, LLC)
Seeks long-term capital appreciation by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in equity securities of U.S. large capitalization companies. The Fund defines large capitalization companies as those with a market capitalization of at least $2.0 billion at the time of investment. Investments in equity securities include common stock and preferred stock, as well as American Depository Receipts. In addition, up to 20% of the Fund’s net assets may be invested in foreign equity securities.

JNL/Brookfield Global Infrastructure and MLP Fund
Jackson National Asset Management, LLC (and Brookfield Investment Management Inc.)
Seeks total return through growth of capital and current income by investing primarily in securities of publicly traded infrastructure companies. Under normal market conditions, the Fund will invest at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in MLPs and publicly traded equity securities of infrastructure companies listed on a domestic or foreign exchange. MLPs may derive income and gains from the exploration, development, mining or production, process, refining, transportation, or marketing of any mineral or natural resources.

JNL/Causeway International Value Select Fund
Jackson National Asset Management, LLC (and Causeway Capital Management LLC)
Seeks long-term growth of capital income and income by investing, under normal circumstances, in common stocks of companies located in developed countries outside the U.S. The Fund invests at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in stocks of companies located in a number of foreign countries and invests the majority of its total assets in companies that pay dividends or repurchase their shares.

JNL/ClearBridge Large Cap Growth Fund
Jackson National Asset Management, LLC (and ClearBridge Investments, LLC)
Seeks long-term capital growth by investing at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in equity securities or other equity investments with similar economic characteristics of U.S. companies with large market capitalizations.

JNL/Crescent High Income Fund
Jackson National Asset Management, LLC (and Crescent Capital Group, LP)
Seeks high current income with capital appreciation by investing primarily in high yield fixed-income securities and bank loans that are rated below investment grade. The Fund considers investments to be below investment grade if they are rated BB+ or lower by Standard & Poor’s Ratings Services or Fitch, Inc. and/or Ba1 or lower by Moody’s Investors Service, Inc., or, if unrated, deemed to be below investment grade by the sub-adviser. Below investment grade fixed-income securities are commonly referred to as “junk bonds.”

JNL/DFA Growth Allocation Fund
Jackson National Asset Management, LLC
Seeks total return consisting of capital appreciation and current income by investing in shares of a diversified group of other Funds ("Underlying Funds"). The Underlying Funds in which the Fund may invest are part of DFA Investment Dimensions Group, Inc. and Dimensional Investment Group Inc. To achieve its investment objective, the Fund allocates its assets to Underlying Funds that invest in equity and fixed-income securities. Generally, the Fund invests its assets in domestic and international equity Underlying Funds and fixed-income Underlying Funds to achieve an allocation of approximately 60% to 100% (with a target allocation of approximately 80%) of the Fund’s assets to domestic and international equity Underlying Funds and 0% to 40% (with a target allocation of approximately 20%) of its assets to fixed-income Underlying Funds.

JNL/DFA Moderate Growth Allocation Fund
Jackson National Asset Management, LLC
Seeks total return consisting of capital appreciation and current income by investing in shares of a diversified group of other Funds ("Underlying Funds"). The Underlying Funds in which the Fund may invest are part of DFA Investment Dimensions Group, Inc. and Dimensional Investment Group Inc. To achieve its investment objective, the Fund allocates its assets to Underlying Funds that invest in equity and fixed-income securities. Generally, the Fund invests its assets in domestic and international equity Underlying Funds and fixed-income Underlying Funds to achieve an allocation of approximately 40% to 80% (with a target allocation of approximately 60%) of the Fund’s assets to domestic and international equity Underlying Funds and 20% to 60% (with a target allocation of approximately 40%) of its assets to fixed-income Underlying Funds.

JNL/DFA U.S. Core Equity Fund
Jackson National Asset Management, LLC (and Dimensional Fund Advisors LP)
Seeks long-term capital appreciation by investing, under normal market conditions, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in equity securities of U.S. companies. The percentage allocation of the assets of the Fund to securities of the largest U.S. growth companies will generally be reduced from between 2.5% and 25% of their percentage weight in the U.S. universe. The percentage by which the Fund’s allocation to securities of the largest U.S. growth companies is reduced will change due to market movements.

JNL/DoubleLine® Core Fixed Income Fund
Jackson National Asset Management, LLC (and DoubleLine Capital LP)
Seeks to maximize current income and total return by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

JNL/DoubleLine® Shiller Enhanced CAPE® Fund
Jackson National Asset Management, LLC (and DoubleLine Capital LP)
Seeks total return (capital appreciation and current income) which exceeds the total return (capital appreciation and current income) in excess of the Shiller Barclays CAPE® US Sector TR USD Index. The Fund will seek to use derivatives, or a combination of derivatives and direct investments to provide a return that tracks closely the performance of the Index. The Fund will also invest in a portfolio of debt securities to provide additional long-term total return.

JNL/FPA + DoubleLine® Flexible Allocation Fund
Jackson National Asset Management, LLC (DoubleLine Capital LP, First Pacific Advisors, LLC and Ivy Investment Management Company)
Seeks to provide total return by allocating among a variety of alternative strategies managed by three unaffiliated sub-advisers. Each of the sub-advisers generally provides day-to-day management for a portion of the Fund’s assets.

JNL/Franklin Templeton Founding Strategy Fund
Jackson National Asset Management, LLC
Seeks capital appreciation by investing in Class I shares of a diversified group of other Funds: JNL/Franklin Templeton Income Fund; JNL/Franklin Templeton Global Fund; and, JNL/Franklin Templeton Mutual Shares Fund (“Underlying Funds”). The Fund allocates approximately 33 1/3% of its assets and cash flow among the Underlying Funds. These

Underlying Funds, in turn invest primarily in U.S. and foreign equity securities, and, to a lesser extent, fixed-income and money market securities.

JNL/Franklin Templeton Global Fund
Jackson National Asset Management, LLC (and Templeton Global Advisors Limited)
Seeks long-term capital growth by investing, under normal market conditions, primarily in the equity securities of companies located anywhere in the world, including emerging markets. The equity securities in which the Fund primarily invests are common stock. Although the Fund seeks investments across a number of countries and sectors, from time to time, based on economic conditions, the Fund may have significant positions in particular countries or sectors.

JNL/Franklin Templeton Global Multisector Bond Fund
Jackson National Asset Management, LLC (and Franklin Advisers, Inc.)
Seeks total investment return consisting of a combination of interest income, capital appreciation, and currency gains. Under normal market conditions the Fund will invest at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in fixed and floating rate debt securities and debt obligations (including convertible bonds) of governments, government-related issuers, or corporate issuers worldwide. The Fund may also invest in inflation-indexed securities and securities or structured products that are linked to or derive their value from another security, asset or currency of any nation. The Fund's assets will be invested in issuers located in at least three countries (including the U.S.).

JNL/Franklin Templeton Income Fund
Jackson National Asset Management, LLC (and Franklin Advisers, Inc.)
Seeks to maximize income while maintaining prospects for capital appreciation by investing, under normal market conditions, in a diversified portfolio of debt and equity securities. The equity securities in which the Fund invests consist primarily of common stock. The Fund seeks income by selecting investments such as corporate, foreign and U.S. Treasury bonds, as well as stocks with attractive dividend yields.

JNL/Franklin Templeton International Small Cap Growth Fund
Jackson National Asset Management, LLC (and Franklin Templeton Institutional, LLC and Templeton Investment Counsel, LLC)
Seeks long-term capital appreciation by investing, under normal market conditions, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a diversified portfolio of investments of smaller international companies, located outside of the U.S., including those of emerging or developing markets. For this Fund, smaller companies are defined as those that, at the time of purchase of the investment, have market capitalizations that do not exceed the greater of (i) $5 billion or the equivalent in local currencies or (ii) the highest market capitalization in the Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Small Cap Index or the All Country World ex US (ACWIxUS) Small Cap Index.

JNL/Franklin Templeton Mutual Shares Fund
Jackson National Asset Management, LLC (and Franklin Mutual Advisers, LLC)
Seeks capital appreciation, which may occasionally be short-term (which is capital appreciation return on investment in less than 12 months), and secondarily, income. The Fund, under normal market conditions, invests primarily in equity securities (including securities convertible into, or that the sub-adviser expects to be exchanged for, common or preferred stock) of U.S. and foreign companies that the sub-adviser believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value). Following this value-oriented strategy, the Fund invests in undervalued securities (securities trading at a discount to intrinsic value). The equity securities in which the Fund invests are primarily common stock.

JNL/Goldman Sachs Core Plus Bond Fund
Jackson National Asset Management, LLC (and Goldman Sachs Asset Management, L.P. and sub-sub-adviser: Goldman Sachs Asset Management International)
Seeks a high level of current income, with capital appreciation as a secondary objective. The Fund invests, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a globally diverse portfolio of bonds and other fixed-income securities and related investments. The sub-adviser has broad discretion to invest the Fund’s assets among certain segments of the fixed-income market including in U.S. investment-grade bonds, collateralized loan obligations, high-yield non-investment grade debt securities, corporate debt securities, emerging market debt securities and in obligations of domestic and foreign issuers which may be denominated in currencies other than the U.S. dollar.

JNL/Goldman Sachs Emerging Markets Debt Fund (Please Note: The Investment Division investing in the JNL/Goldman Sachs Emerging Markets Debt Fund is not accepting any additional allocations or transfers.)
Jackson National Asset Management, LLC (and Goldman Sachs Asset Management, L.P. and sub-sub-adviser: Goldman Sachs Asset Management International)
Seeks a high level of total return consisting of income and capital appreciation. The Fund invests, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in (i) sovereign and corporate debt securities and other instruments of issuers in emerging countries, denominated in any currency; and/or (ii) currencies of such emerging countries, which may be represented by forwards or other derivatives that may have interest rate exposure. Emerging market countries include but are not limited to those considered to be developing by the World Bank. Many of the countries in which the Fund invests will have sovereign ratings that are below investment grade or are unrated.

JNL/Harris Oakmark Global Equity Fund
Jackson National Asset Management, LLC (and Harris Associates L.P.)
Seeks capital appreciation by investing, normally, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a diversified portfolio of common stocks of U.S. and non-U.S. companies. The Fund invests in the securities of companies located in at least three countries.

JNL/Invesco China-India Fund
Jackson National Asset Management, LLC (and Invesco Hong Kong Limited)
Seeks long-term capital growth by investing normally 80% of its assets (net assets plus the amount of any borrowings made for investment purposes), in equity and equity-related securities (such as depositary receipts, convertible bonds and warrants) of corporations, which are incorporated in, or listed in, or have their area of primary activity in the Greater China region (including mainland China, Hong Kong, Macau and Taiwan) and India.

JNL/Invesco Diversified Dividend Fund
Jackson National Asset Management, LLC (and Invesco Advisers, Inc.)
Seeks long-term growth of capital and, secondarily, current income by investing primarily in dividend-paying equity securities. The principal type of equity security in which the Fund invests is common stock.

JNL/Invesco Global Real Estate Fund
Jackson National Asset Management, LLC (and Invesco Advisers, Inc. and sub-sub-adviser: Invesco Asset Management Limited)
Seeks high total return by investing, normally, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in securities of real estate and real estate-related companies, including real estate investment trusts and in derivatives and other instruments that have economic characteristics similar to such securities. The companies will be located in at least three different countries, including the U.S.

JNL/Invesco International Growth Fund
Jackson National Asset Management, LLC (and Invesco Advisers, Inc.)
Seeks long-term growth of capital by primarily investing in equity securities and depository receipts of foreign issuers. The Fund focuses its investments in common and preferred stock and invests, under normal circumstances in securities of companies located in at least three countries outside of the U.S. The Fund may also invest no more than 30% in emerging markets securities.

JNL/Invesco Mid Cap Value Fund
Jackson National Asset Management, LLC (and Invesco Advisers, Inc.)
Seeks total return through growth of capital by investing at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a non-diversified portfolio of equity securities of U.S. companies with market capitalizations generally in the range of $2 billion to $10 billion or in the range of companies represented in the Russell Mid Cap Index and that the sub-adviser believes are undervalued.

JNL/Invesco Small Cap Growth Fund
Jackson National Asset Management, LLC (and Invesco Advisers, Inc.)
Seeks long-term growth of capital by investing, normally, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in equity securities of small-capitalization companies. The Fund considers a company to be a small-capitalization company if it has a market capitalization, at the time of purchase, no larger than the largest capitalized company included in the Russell 2000 ® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. The Fund may also invest up to 20% of its assets in equity securities of issuers that have market capitalizations, at the time of purchase, in other market capitalization ranges, and in investment-grade non-convertible debt securities, U.S. government securities and high quality money market instruments. The Fund may also invest up to 25% of its total assets in foreign securities.

JNL/JPMorgan MidCap Growth Fund
Jackson National Asset Management, LLC (and J.P. Morgan Investment Management Inc.)
Seeks capital growth over the long-term by investing, under normal market circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a broad portfolio of common stocks of companies with market capitalizations equal to those within the universe of Russell Midcap Growth Index stocks at the time of purchase. Market capitalization is the total market value of a company’s shares. The Fund may also invest up to 20% of its total assets in all types of foreign securities.

JNL/JPMorgan U.S. Government & Quality Bond Fund
Jackson National Asset Management, LLC (and J.P. Morgan Investment Management Inc.)
Seeks to obtain a high level of current income by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in U.S. Treasury securities, obligations issued by agencies or instrumentalities of the U.S. government (which may not be backed by the U.S. government) and mortgage-backed securities, that are supported either by the full faith and credit of the U.S. government or their own credit, collateralized mortgage obligations issued by private issuers, and repurchase agreements related to the principal investments. The Fund may also invest in high-quality corporate debt securities.

JNL/Lazard Emerging Markets Fund (Please Note: The Investment Division investing in the JNL/Lazard Emerging Markets Fund is not accepting any additional allocations or transfers.)
Jackson National Asset Management, LLC (and Lazard Asset Management LLC)
Seeks long-term capital appreciation by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in equity securities of companies whose principal business activities are located in emerging market countries. The Fund may engage, to a limited extent, in various investment techniques, such as foreign currency transactions and the use of derivative instruments to gain exposure to foreign currencies and emerging securities, and to hedge the Fund’s investments.

JNL/Mellon Capital 10 x 10 Fund
Jackson National Asset Management, LLC
Seeks capital appreciation and income by investing in Class I shares of the following Underlying Funds:

➢	50% in the JNL/Mellon Capital JNL 5 Fund;

➢	10% in the JNL/Mellon Capital S&P 500 Index Fund;

➢	10% in the JNL/Mellon Capital S&P 400 MidCap Index Fund;

➢	10% in the JNL/Mellon Capital Small Cap Index Fund;

➢	10% in the JNL/Mellon Capital International Index Fund; and

➢	10% in the JNL/Mellon Capital Bond Index Fund.

JNL/Mellon Capital Bond Index Fund
Jackson National Asset Management, LLC (and BNY Mellon Asset Management North America Corporation)
Seeks to match the performance of the Bloomberg Barclays U.S. Aggregate Bond Index by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in fixed-income securities. The Fund seeks to provide a moderate rate of income by investing in domestic fixed-income investments.

JNL/Mellon Capital Consumer Staples Sector Fund
Jackson National Asset Management, LLC (and BNY Mellon Asset Management North America Corporation)
Seeks total return through capital appreciation and dividend income. The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks included in the MSCI USA IMI Consumer Staples Index (“Index”) in proportion to their market capitalization weighting in the Index.

The Fund may concentrate in certain industries in the consumer staples sector to the extent such industries are represented in the Index.

JNL/Mellon Capital Emerging Markets Index Fund
Jackson National Asset Management, LLC (and BNY Mellon Asset Management North America Corporation)
Seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in emerging market countries. The Fund invests, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in stocks included in the MSCI Emerging Markets Index (“Index”), including depositary receipts representing securities of the Index.  The Fund attempts to replicate the Index by investing all or substantially all of its assets in the securities that comprise the Index.

JNL/Mellon Capital European 30 Fund
Jackson National Asset Management, LLC (and BNY Mellon Asset Management North America Corporation)
Seeks to provide capital appreciation by investing at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stock of 30 companies selected from the MSCI Europe Index.

JNL/Mellon Capital Index 5 Fund
Jackson National Asset Management, LLC
Seeks capital appreciation by investing in Class I shares of the following Underlying Funds:

➢	20% in the JNL/Mellon Capital S&P 500 Index Fund;

➢	20% in the JNL/Mellon Capital S&P 400 MidCap Index Fund;

➢	20% in the JNL/Mellon Capital Small Cap Index Fund;

➢	20% in the JNL/Mellon Capital International Index Fund; and

➢	20% in the JNL/Mellon Capital Bond Index Fund.

JNL/Mellon Capital Industrials Sector Fund
Jackson National Asset Management, LLC (and BNY Mellon Asset Management North America Corporation)
Seeks total return through capital appreciation and dividend income. The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks included in the MSCI USA IMI Industrials Index (“Index”) in proportion to their market capitalization weighting in the Index. The Fund may concentrate in certain industries in the industrials sector to the extent such industries are represented in the Index.

JNL/Mellon Capital International Index Fund
Jackson National Asset Management, LLC (and BNY Mellon Asset Management North America Corporation)
Seeks to match the performance of the MSCI Europe Australia Far East (“MSCI EAFE”) Index. The Fund invests in international equity securities attempting to match the characteristics of each country within the index. Under normal circumstances the Fund invests at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks included in the MCSI EAFE Index or derivative securities economically related to the MSCI EAFE Index in order to provide long-term capital growth.

JNL/Mellon Capital Materials Sector Fund
Jackson National Asset Management, LLC (and BNY Mellon Asset Management North America Corporation)
Seeks total return through capital appreciation and dividend income. The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks included in the MSCI USA IMI Materials Index (“Index”) in proportion to their market capitalization weighting in the Index. The Fund may concentrate in certain industries in the materials sector to the extent such industries are represented in the Index.

JNL/Mellon Capital MSCI KLD 400 Social Index Fund
Jackson National Asset Management, LLC (and BNY Mellon Asset Management North America Corporation)
Seeks to track the investment results of the MSCI KLD 400 Social Index, which is a free float-adjusted market capitalization index designed to target U.S. companies that have positive environmental, social and governance characteristics.

JNL/Mellon Capital Pacific Rim 30 Fund
Jackson National Asset Management, LLC (and BNY Mellon Asset Management North America Corporation)
Seeks to provide capital appreciation by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stock of 30 companies selected from the MSCI Pacific Index.

JNL/Mellon Capital Real Estate Sector Fund
Jackson National Asset Management, LLC (and BNY Mellon Asset Management North America Corporation)
Seeks total return through capital appreciation and dividend income. The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks included in the MSCI USA IMI Real Estate Index (“Index”) in proportion to their market capitalization weighting in the Index. The Fund may concentrate in certain industries in the real estate sector to the extent such industries are represented in the Index.

JNL/Mellon Capital S&P 1500 Growth Index Fund
Jackson National Asset Management, LLC (and BNY Mellon Asset Management North America Corporation)
Seeks to match the performance of the S&P 1500 ® Growth Index. The Fund is constructed to mirror the S&P 1500 ® Growth Index to provide long-term capital growth. Under normal circumstances the Fund will invest at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks in the S&P 1500 Growth Index (“Index”) in proportion to their market capitalization weighting in the Index.

JNL/Mellon Capital S&P 1500 Value Index Fund
Jackson National Asset Management, LLC (and BNY Mellon Asset Management North America Corporation)
Seeks to match the performance of the S&P 1500 ® Value Index. The Fund is constructed to mirror the S&P 1500 ® Value Index to provide long-term capital growth. Under normal circumstances the Fund will invest at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks in the S&P 1500 Value Index (“Index”) in proportion to their market capitalization weighting in the Index.

JNL/Mellon Capital S&P 400 MidCap Index Fund
Jackson National Asset Management, LLC (and BNY Mellon Asset Management North America Corporation)
Seeks to match the performance of the S&P MidCap 400 Index. The Fund invests in equity securities of medium capitalization-weighted domestic corporations. Under normal circumstances the Fund invests at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks in the S&P MidCap 400 Index in proportion to their market capitalization weighting in the S&P MidCap 400 Index in order to provide long-term capital growth.

JNL/Mellon Capital S&P 500 Index Fund
Jackson National Asset Management, LLC (and BNY Mellon Asset Management North America Corporation)
Seeks to match the performance of the S&P 500 ® Index. The Fund seeks to invest under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks in the S&P 500 Index in proportion to their market capitalization weighting in the S&P 500 Index in order to provide long-term capital growth.

JNL/Mellon Capital Small Cap Index Fund
Jackson National Asset Management, LLC (and BNY Mellon Asset Management North America Corporation)
Seeks to match the performance of the S&P SmallCap 600 Index and provide long-term growth of capital by investing in equity securities of small- to mid-size domestic companies. The Fund, under normal circumstances, invests at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks included in the S&P SmallCap 600 Index in proportion to their market capitalization weighting in the Index.

JNL/MFS Mid Cap Value Fund
Jackson National Asset Management, LLC (and Massachusetts Financial Services Company d/b/a MFS Investment Management)
Seeks capital appreciation by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in issues with medium market capitalizations.

JNL/Neuberger Berman Strategic Income Fund
Jackson National Asset Management, LLC (and Neuberger Berman Investment Advisers LLC)
Seeks high current income with long-term capital appreciation as its secondary objective by investing primarily in a diversified mix of fixed rate and floating rate debt securities. The Fund’s investments may include securities issued by domestic and foreign governments, corporate entities, and trust structures. The Fund may invest in a broad array of securities, including: securities issued or guaranteed as to principal or interest by the U.S. government or any of its agencies or instrumentalities; corporate bonds; commercial paper; currencies and non-U.S. securities; mortgage-backed securities and other asset-backed securities; and loans.

JNL/Oppenheimer Global Growth Fund
Jackson National Asset Management, LLC (and OppenheimerFunds, Inc.)
Seeks capital appreciation by investing mainly in common stocks of companies in the U.S. and foreign countries. The Fund can invest without limit in foreign securities and can invest in any country, including countries with developing or emerging markets. However, the Fund currently emphasizes investments in developed markets such as the United States, Western European countries and Japan. The Fund does not limit its investments to companies in a particular capitalization range, but primarily invests in mid-capitalization and large-capitalization companies.

JNL/PIMCO Income Fund
Jackson National Asset Management, LLC (and Pacific Investment Management Company LLC)
Seeks to maximize current income, with long-term capital appreciation as a secondary objective, by investing, under normal circumstances, at least 65% of its total assets in a multi-sector portfolio of Fixed-Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

JNL/PIMCO Real Return Fund
Jackson National Asset Management, LLC (and Pacific Investment Management Company LLC)
Seeks maximum real return, consistent with preservation of real capital and prudent investment management. The Fund invests, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations. Assets not invested in inflation-indexed bonds may be invested in other types of Fixed Income Instruments, which include bonds, debt securities, and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

JNL/PPM America Floating Rate Income Fund
Jackson National Asset Management, LLC (and PPM America, Inc.)
Seeks to provide a high level of current income by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in floating rate loans and other floating rate investments, floating rate notes, other floating rate debt securities, structured products, (including, commercial mortgage-backed securities, asset-backed securities, and collateralized loan obligations which are debt securities typically issued by special purpose vehicles and secured by loans), money market securities of all types, repurchase agreements, shares of money market funds, short-term bond funds and floating rate funds.

JNL/PPM America High Yield Bond Fund
Jackson National Asset Management, LLC (and PPM America, Inc.)
Seeks to maximize current income, with capital appreciation as a secondary objective, by investing, under normal circumstances, at least 80% of its assets in (net assets plus the amount of any borrowings made for investment purposes) high-yield, high-risk debt securities, commonly referred to as “junk bonds” and related investments rated B or higher by Moody’s or equivalently rated by S&P or Fitch, or, if unrated, determined to be of comparable quality. The Fund may also invest 35% of its total assets in securities of foreign issuers. To the extent that the Fund invests in emerging market debt, this will be considered as an investment in a high-yield security for purposes of the 80% investment minimum requirement.

JNL/PPM America Mid Cap Value Fund
Jackson National Asset Management, LLC (and PPM America, Inc.)
Seeks long-term growth of capital by investing, primarily, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a diversified portfolio of equity securities of U.S. companies with market capitalizations within the range of companies. The market capitalization range of the Index will vary with market conditions over time. If the market capitalization of a company held by the Fund moves outside the then-current Index range, the Fund may, but is not required to, sell such company's securities.

JNL/PPM America Small Cap Value Fund
Jackson National Asset Management, LLC (and PPM America, Inc.)
Seeks long-term growth of capital by investing, primarily, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a diversified portfolio of equity securities of U.S. companies within the range of securities of the S&P SmallCap 600 Index (“Index”) under normal market conditions at the time of initial purchase. The market capitalization range of the Index will vary with market conditions over time. If the market capitalization of a company held by the Fund moves outside the then-current Index range, the Fund may, but is not required to, sell such company's securities.

JNL/PPM America Total Return Fund
Jackson National Asset Management, LLC (and PPM America, Inc.)
Seeks to realize maximum total return, consistent with the preservation of capital and prudent investment management. Under normal circumstances, the Fund invests at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a diversified portfolio of fixed-income investments of U.S. and foreign issuers such as government, corporate, mortgage- and other asset-backed securities and cash equivalents. The Fund may also invest in derivative instruments.

JNL/PPM America Value Equity Fund
Jackson National Asset Management, LLC (and PPM America, Inc.)
Seeks long-term growth of capital by investing, primarily, in a diversified portfolio of equity securities of domestic companies. Such companies will typically have market capitalizations within the range of companies constituting the S&P 500 Index (“Index”) under normal market conditions at the time of the initial purchase. At least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) will be invested, under normal circumstances, in equity securities.

JNL/S&P 4 Fund
Jackson National Asset Management, LLC
Seeks capital appreciation by making initial allocations (25%) of its assets and cash flows to the Class I shares of the following four Underlying Funds on a specific date each year:

➢	25% in JNL/S&P Competitive Advantage Fund;

➢	25% in JNL/S&P Dividend Income & Growth Fund;

➢	25% in JNL/S&P Intrinsic Value Fund; and

➢	25% in JNL/S&P Total Yield Fund.

JNL/S&P Competitive Advantage Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC and BNY Mellon Asset Management North America Corporation)
Seeks capital appreciation by investing in the stock of anywhere from 30 to 90 distinct companies (generally ranging from 35 to 50 distinct companies) included in the S&P 500® Index that are believed to have superior profitability, as measured by return on invested capital, and trade at relatively attractive valuations.

JNL/S&P Dividend Income & Growth Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC and BNY Mellon Asset Management North America Corporation)
Seeks primarily capital appreciation with secondary focus on current income by investing in the stock of 33 to 99 distinct companies (generally ranging from 35 to 50 distinct companies) included in the S&P 500® Index that have attractive dividend yields and strong capital structures as determined by Standard & Poor’s Investment Advisory Services LLC.

JNL/S&P Intrinsic Value Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC and BNY Mellon Asset Management North America Corporation)
Seeks capital appreciation by investing in the stock of 30 to 90 distinct companies (generally ranging from 45 to 60 distinct companies) included in the S&P 500® Index that generate strong free cash flows and sell at relatively attractive valuations.

JNL/S&P Managed Aggressive Growth Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)
Seeks capital growth by investing in Class I Shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust, the JNL Variable Fund LLC, the JNL Investors Series Trust and the Jackson Variable Series Trust.
Under normal circumstances, the Fund allocates up to 80%-100% of its assets to Underlying Funds that invest primarily in equity securities, 0%-20% to Underlying Funds that invest primarily in fixed-income securities and 0%-10% to Underlying Funds that invest primarily in money market securities.

JNL/S&P Managed Conservative Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)
Seeks current income, with capital growth as a secondary objective, by investing in Class I Shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust, the JNL Variable Fund LLC, the JNL Investors Series Trust and the Jackson Variable Series Trust.
Under normal circumstances, the Fund allocates approximately 10%-30% of its assets to Underlying Funds that invest primarily in equity securities, 70%-90% to Underlying Funds that invest primarily in fixed-income securities and 0%-30% to Underlying Funds that invest primarily in money market securities.

JNL/S&P Managed Growth Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)
Seeks capital growth, with current income as a secondary objective, by investing in Class I Shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust, the JNL Variable Fund LLC, the JNL Investors Series Trust and the Jackson Variable Series Trust.
Under normal circumstances, the Fund allocates approximately 70%-90% of its assets to Underlying Funds that invest primarily in equity securities, 10%-30% to Underlying Funds that invest primarily in fixed-income securities and 0-15% to Underlying Funds that invest primarily in money market securities.

JNL/S&P Managed Moderate Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)
Seeks current income and capital growth by investing in Class I Shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust, the JNL Variable Fund LLC, the JNL Investors Series Trust and the Jackson Variable Series Trust.
Under normal circumstances, the Fund allocates approximately 30%-50% of its assets to Underlying Funds that invest primarily in equity securities, 50%-70% to Underlying Funds that invest primarily in fixed-income securities and 0-25% to Underlying Funds that invest primarily in money market securities.

JNL/S&P Managed Moderate Growth Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)
Seeks capital growth and current income by investing in Class I Shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust, the JNL Variable Fund LLC, the JNL Investors Series Trust and the Jackson Variable Series Trust.
Under normal circumstances, the Fund allocates approximately 50%-70% of its assets to Underlying Funds that invest primarily in equity securities, 30%-50% to Underlying Funds that invest primarily in fixed-income securities and 0%-20% to Underlying Funds that invest primarily in money market securities.

JNL/S&P Mid 3 Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC and BNY Mellon Asset Management North America Corporation)
Seeks capital appreciation by investing in common stocks of companies that are identified by a model based on three separate investment strategies. Under normal circumstances, the Fund invests approximately 1/3 of its net assets in the following strategies:

➢	MID Competitive Advantage Strategy;

➢	MID Intrinsic Value Strategy; and

➢	MID Total Equity Yield Strategy.

JNL/S&P Total Yield Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC and BNY Mellon Asset Management North America Corporation)
Seeks capital appreciation by investing in the stock of 30 to 90 distinct companies (generally ranging from 40 to 65 distinct companies) included in the S&P 500® Index that generate positive cash flow and have a strong track record, as determined by Standard & Poor’s Investment Advisory Services LLC of returning cash to investors, such as through dividends, share repurchases or debt retirement.

JNL/T. Rowe Price Established Growth Fund
Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)
Seeks long-term growth of capital by investing generally in common stocks of large-capitalization companies. The sub-adviser generally seeks investments in stocks of large-capitalization companies, which the Sub-Adviser defines as a company whose market capitalization is larger than the median market capitalization of companies in the Russell 1000 Growth Index, and that has one or more of the following characteristics: strong cash flow and an above-average rate of earnings growth; the ability to sustain earnings momentum during economic downturns; and occupation of a lucrative niche in the economy and the ability to expand even during times of slow economic growth. While the Fund invests principally in U.S. common stocks, other securities may also be purchased, including foreign stocks, futures and options.

JNL/T. Rowe Price Mid-Cap Growth Fund
Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc. and BNY Mellon Asset Management North America Corporation)
Seeks long-term growth of capital by investing at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes), under normal circumstances, in a broadly diversified portfolio of common stocks of medium-sized (mid-capitalization) companies whose earnings the sub-adviser expects to grow at a faster rate than the average company.

JNL/T. Rowe Price Short-Term Bond Fund
Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)
Seeks a high level of income consistent with minimal fluctuation in principal value and liquidity by investing in a diversified portfolio of short- and intermediate-term investment-grade corporate, government, and mortgage-backed securities. The Fund may also invest in money market securities, bank obligations, collateralized mortgage obligations, and foreign securities, including securities in emerging markets. Normally, the Fund will invest at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in bonds. The Fund will only purchase securities that are rated within one of the four highest credit categories (e.g. AAA, AA, A, BBB, or equivalent) at the time of purchase by at least one major credit rating agency or, if unrated, deemed to be of comparable quality by the sub-adviser.

JNL/T. Rowe Price Value Fund
Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)
Seeks long-term capital appreciation by investing, via a value approach investment selection process, at least 65% of total assets in common stocks believed to be undervalued. Stock holdings are expected to consist primarily of large-company stocks, but may also include mid-cap and small-cap companies. The Fund may invest up to 25% of its total assets (excluding reserves) in foreign securities, including securities that are economically tied to emerging markets. Income is a secondary objective.

JNL/Vanguard Global Bond Market Index Fund
Jackson National Asset Management, LLC
Seeks a balance between current income and growth of capital by investing in shares of a diversified group of other Funds (“Underlying Funds”). The Underlying Funds in which the Fund may invest are a part of the Vanguard Sector Bond Index Funds, Vanguard Bond Index Funds, and Vanguard Total International Bond Index Fund.

JNL/Vanguard Growth Allocation Fund
Jackson National Asset Management, LLC (and BNY Mellon Asset Management North America Corporation)
Seeks long-term growth of capital through investment in exchange-traded funds (“Underlying ETFs”). Under normal market conditions, the Fund seeks to achieve its investment objective primarily through investing at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a diversified group of Underlying ETFs. Under normal market conditions, the Adviser allocates approximately 70% to 90% (with a target allocation of 80%) of the Fund’s assets to Underlying ETFs that invest primarily in equity securities and 10% to 30% (with a target allocation of 20%) of the Fund’s assets to Underlying ETFs that invest primarily in fixed income securities and/or cash alternatives.

JNL/Vanguard International Stock Market Index Fund
Jackson National Asset Management, LLC
Seeks long-term capital appreciation by investing in shares of a diversified group of other Funds (“Underlying Funds”). The Underlying Funds in which the Fund may invest are a part of the Vanguard FTSE All-World ex-US Index Fund, FTSE All-World ex-US Small-Cap Index Fund, Vanguard International Stock Index Funds, Vanguard Developed Markets Index Fund and Vanguard Total International Stock Index Fund.

JNL/Vanguard Moderate Allocation Fund
Jackson National Asset Management, LLC (and BNY Mellon Asset Management North America Corporation)
Seeks long-term growth of capital through investment in exchange-traded funds (“Underlying ETFs”). Under normal market conditions, the Fund seeks to achieve its investment objective primarily through investing at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a diversified group of Underlying ETFs. Under normal market conditions, the Adviser allocates approximately 30% to 50% (with a target allocation of 40%) of the Fund’s assets to Underlying ETFs that invest primarily in equity securities and 50% to 70% (with a target allocation of 60%) of the Fund’s assets to Underlying ETFs that invest primarily in fixed income securities and/or cash alternatives.

JNL/Vanguard Moderate Growth Allocation Fund
Jackson National Asset Management, LLC (and BNY Mellon Asset Management North America Corporation)
Seeks long-term growth of capital through investment in exchange-traded funds (“Underlying ETFs”). Under normal market conditions, the Fund seeks to achieve its investment objective primarily through investing at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a diversified group of Underlying ETFs. Under normal market conditions, the Adviser allocates approximately 50% to 70% (with a target allocation of 60%) of the Fund’s assets to Underlying ETFs that invest primarily in equity securities and 30% to 50% (with a target allocation of 40%) of the Fund’s assets to Underlying ETFs that invest primarily in fixed income securities and/or cash alternatives.

JNL/Vanguard U.S. Stock Market Index Fund
Jackson National Asset Management, LLC
Seeks long-term capital appreciation by investing in Admiral Class shares of a diversified group of other Funds (“Underlying Funds”). The Underlying Funds in which the Fund may invest are a part of the Vanguard U.S. Stock Index Large-Capitalization Funds, the Vanguard U.S. Stock Index Small-Capitalization Funds and Vanguard U.S. Stock Index Mid-Capitalization Funds.

JNL/WMC Balanced Fund
Jackson National Asset Management, LLC (and Wellington Management Company LLP)
Seeks reasonable income and long-term capital growth by investing primarily in a diversified portfolio of common stocks and investment grade fixed-income securities. The Fund may invest in any type or class of security. The anticipated mix of the Fund’s holdings is typically 60-70% of its assets in equities and 30-40% in fixed-income securities, including investment-grade corporate bonds, U.S. Treasury and government agency bonds, mortgage-backed securities, asset-backed securities, and commercial-backed securities. Cash and cash equivalents are included in the fixed income fund weighting.

JNL/WMC Government Money Market Fund
Jackson National Asset Management, LLC (and Wellington Management Company LLP)
Seeks to achieve as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity by investing in, under normal circumstances, at least 99.5% of its total assets in cash, U.S. Government securities, and/or repurchase agreements that are "collateralized fully" (i.e., collateralized by cash or government securities).

JNL/WMC Value Fund
Jackson National Asset Management, LLC (and Wellington Management Company LLP)
Seeks long-term growth of capital by investing under normal circumstances at least 65% of its total assets in common stocks of domestic companies. Although the Fund may invest in companies with a broad range of market capitalizations, the Fund will tend to focus on companies with large market capitalizations (generally above $10 billion). The Fund may invest up to 20% of its total assets in the securities of foreign issuers.

JNL Variable Fund LLC

JNL/Mellon Capital Consumer Discretionary Sector Fund
Jackson National Asset Management, LLC (and BNY Mellon Asset Management North America Corporation)
Seeks total return through capital appreciation and dividend income by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks in the MSCI USA IMI Consumer Discretionary Index in proportion to their market capitalization weighting in the MSCI USA IMI Consumer Discretionary Index.

JNL/Mellon Capital DowSM Index Fund
Jackson National Asset Management, LLC (and BNY Mellon Asset Management North America Corporation)
Seeks total return through a combination of capital appreciation and dividend income by investing at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the thirty securities which comprise the Dow Jones Industrial Average (“DJIA”), with the weight of each security in the Fund substantially corresponding to the weight of such security in the DJIA.

JNL/Mellon Capital Energy Sector Fund
Jackson National Asset Management, LLC (and BNY Mellon Asset Management North America Corporation)
Seeks total return through capital appreciation and dividend income by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks in the MSCI USA IMI Energy Index in proportion to their market capitalization weighting in the MSCI USA IMI Energy Index.

JNL/Mellon Capital Financial Sector Fund
Jackson National Asset Management, LLC (and BNY Mellon Asset Management North America Corporation)
Seeks total return through capital appreciation and dividend income by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the securities in the MSCI USA IMI Financials Index in proportion to their market capitalization weighting in the MSCI USA IMI Financials Index.

JNL/Mellon Capital Healthcare Sector Fund
Jackson National Asset Management, LLC (and BNY Mellon Asset Management North America Corporation)
Seeks total return through capital appreciation and dividend income by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the securities in the MSCI USA IMI Health Care Index in proportion to their market capitalization weighting in the MSCI USA IMI Health Care Index.

JNL/Mellon Capital Information Technology Sector Fund
Jackson National Asset Management, LLC (and BNY Mellon Asset Management North America Corporation)
Seeks total return through capital appreciation and dividend income by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks in the MSCI USA IMI Information Technology Index in proportion to their market capitalization weighting in the MSCI USA IMI Information Technology Index.

JNL/Mellon Capital JNL 5 Fund
Jackson National Asset Management, LLC (and BNY Mellon Asset Management North America Corporation)
Seeks total return through capital appreciation and dividend income by investing in the securities that are identified by a model based on five different specialized strategies:

➢	20% in the DowSM 10 Strategy, a dividend yielding strategy;

➢	20% in the S&P® 10 Strategy, a blended valuation-momentum strategy;

➢	20% in the Global 15 Strategy, a dividend yielding strategy;

➢	20% in the 25 Strategy, a dividend yielding strategy; and

➢	20% in the Select Small-Cap Strategy, a small capitalization strategy.

JNL/Mellon Capital MSCI World Index Fund
Jackson National Asset Management, LLC (and BNY Mellon Asset Management North America Corporation)
Seeks to match the performance of the MSCI World Index. The Fund is constructed to mirror the index to provide long-term capital growth by investing in international equity securities attempting to match the characteristics of each country within the index. The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks included in the MSCI World Index or derivative securities economically related to the MSCI World Index. The Fund seeks to match the performance and characteristics of the MSCI EAFE Index.

JNL/Mellon Capital Nasdaq® 100 Index Fund
Jackson National Asset Management, LLC (and BNY Mellon Asset Management North America Corporation)
Seeks total return by investing in the securities which comprise the NASDAQ-100 Index ® . The Fund seeks to invest under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks in the NASDAQ 100 Index in proportion to their market capitalization weighting in the NASDAQ 100 Index.

JNL/Mellon Capital S&P® SMid 60 Fund
Jackson National Asset Management, LLC (and BNY Mellon Asset Management North America Corporation)
Seeks capital appreciation by investing in the 30 securities that comprise the Standard & Poor's MidCap 400 Index and 30 that comprise the Standard & Poor's SmallCap 600 Index. The Fund seeks to achieve its objective by identifying small and mid-capitalization companies with improving fundamental performance and sentiment. The sub-adviser follows a process that attempts to select small and mid-capitalization companies that are likely to be in an earlier stage of their economic life cycle than mature large-capitalization companies.

JNL/Mellon Capital Telecommunications Sector Fund
(Please Note: The Investment Division investing in the JNL/Mellon Capital Telecommunications Sector Fund is not accepting any additional allocations or transfers.)
Jackson National Asset Management, LLC (and BNY Mellon Asset Management North America Corporation)
Seeks total return through capital appreciation and dividend income by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks in the MSCI USA IMI Telecommunication Services 25/50 Index in proportion to their market capitalization weighting in the MSCI USA IMI Telecommunication Services 25/50 Index.

Jackson Variable Series Trust

JNL Conservative Allocation Fund
Jackson National Asset Management, LLC
Seeks the generation of income through investment in other funds (the “Underlying Funds”). The Fund allocates its assets to Class I shares of Underlying Funds that invest primarily in fixed-income and other income-oriented securities (including high-yield ("junk") bonds) of issuers in the U.S. and foreign countries, including emerging markets.

JNL Moderate Allocation Fund
Jackson National Asset Management, LLC
Seeks a balance between the generation of income and the long-term growth of capital through investment in other funds (the “Underlying Funds”). The Fund allocates its assets to Class I shares of Underlying Funds that invest primarily in fixed-income and other income-oriented securities (including high-yield ("junk") bonds) as well as dividend-paying equity securities of issuers in the U.S. and foreign countries, including emerging markets.

JNL/DoubleLine® Total Return Fund
Jackson National Asset Management, LLC (and DoubleLine Capital LP)
Seeks to maximize total return by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in bonds.

JNL/FAMCO Flex Core Covered Call Fund
Jackson National Asset Management, LLC (and Ziegler Capital Management, LLC)
Seeks long-term capital appreciation while reducing the downside risk of equity investments by investing in a portfolio of equity securities and writing (selling) call options on at least 80% of the Fund’s assets (net assets plus the amount of any borrowings made for investment purposes). Over a market cycle, the Fund seeks to achieve its objective by investing in a portfolio consisting primarily of large capitalization common stocks of U.S. corporations and U.S. dollar-denominated equity securities of foreign issuers (including American Depositary Receipts (“ADRs”)), in each case traded on U.S. securities exchanges, and on an ongoing basis, writing (selling) covered call options.

JNL/PIMCO Credit Income Fund
Jackson National Asset Management, LLC (and Pacific Investment Management Company LLC)
Seeks maximum total return, consistent with preservation of capital and prudent investment management by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a diversified portfolio of investment grade corporate fixed-income securities of varying maturities, which may be represented by forwards, repurchase agreements, reverse repurchase agreements or loan participations and assignments or derivatives such as options, futures contracts or swap agreements.

JNL/T. Rowe Price Capital Appreciation Fund
Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)
Seeks long-term capital appreciation by investing primarily in common stocks. The Fund may also hold fixed income and other securities to help preserve principal value. The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 50% of its total assets in common stocks. The remaining assets are generally invested in convertible securities, corporate and government debt, bank loans (which represent an interest in amounts owed by a borrower to a syndicate of lenders), and foreign securities, in keeping with the Fund’s objective. The Fund may invest up to 25% of its total assets in foreign securities.

JNL/The Boston Company Equity Income Fund
Jackson National Asset Management, LLC (and BNY Mellon Asset Management North America Corporation)
Seeks total return (consisting of capital appreciation and income). Under normal market conditions, the Fund invests at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in equity securities. The Fund seeks to focus on dividend-paying stocks and other investments and investment techniques that provide income, including covered call strategies.

The investment objectives and policies of certain Funds are similar to the investment objectives and policies of other mutual funds that the Fund's investment sub-advisers also manage. Although the objectives and policies may be similar, the investment results of the Funds may be higher or lower than the results of those other mutual funds. We cannot guarantee, and make no representation, that the investment results of similar Funds will be comparable even though the Funds have the same investment sub-advisers. The Funds described are available only through variable annuity contracts issued by Jackson. They are NOT offered or made available to the general public directly.

A Fund's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.

You should read the summary prospectuses for the Funds and/or the prospectuses for the JNL Series Trust, the JNL Variable Fund LLC, and the Jackson Variable Series Trust carefully before investing. The summary prospectuses for the Funds are attached to this prospectus. The summary prospectuses for the Funds and prospectuses for the JNL Series Trust, the JNL Variable Fund LLC, and the Jackson Variable Series Trust may also be obtained at no charge by calling 1-800-644-4565 (Annuity Service Center), by writing P.O. Box 24068, Lansing, Michigan 48909-4068, or by visiting www.jackson.com . Additional Funds and Investment Divisions may be available in the future.

Voting Privileges. To the extent required by law, we will obtain instructions from you and other Owners about how to vote our shares of a Fund when there is a vote of shareholders of a Fund. We will vote all the shares we own in proportion to those instructions from Owners. An effect of this proportional voting is that a relatively small number of Owners may determine the outcome of a vote.

Substitution. We reserve the right to substitute a different Fund or a different mutual fund for the one in which any Investment Division is currently invested, or transfer money to the General Account. We will not do this without any required approval of the SEC. We will give you notice of any substitution.

CONTRACT CHARGES

There are charges associated with your Contract, the deduction of which will reduce the investment return of your Contract. Charges are deducted proportionally from your Contract Value. Some of these charges are for optional endorsements, as noted, so they are deducted from your Contract Value only if you elected to add that optional endorsement to your Contract. These charges may be a lesser amount where required by state law or as described below, but will not be increased. We expect to profit from certain charges assessed under the Contract. These charges (and certain other expenses) are as follows:

Mortality and Expense Risk Charge. Each day, as part of our calculation of the value of the Accumulation Units and Annuity Units, we make a deduction for the Mortality and Expense Risk Charge. On an annual basis, this charge equals 1.10% of the average daily net asset value of your allocations to the Investment Divisions. This charge does not apply to the Fixed Account or the GMWB Fixed Account.

This charge compensates us for the risks we assume in connection with all the Contracts, not just your Contract. Our mortality risks under the Contracts arise from our obligations:

•	to make income payments for the life of the Annuitant during the income phase;

•	to waive the withdrawal charge in the event of the Owner's death; and

•	to provide a basic death benefit prior to the Income Date.

Our expense risks under the Contracts include the risk that our actual cost of administering the Contracts and the Investment Divisions may exceed the amount that we receive from the administration charge and the annual contract maintenance charge. Included among these expense risks are those that we assume in connection with waivers of withdrawal charges under the Terminal Illness Benefit, the Specified Conditions Benefit and the Extended Care Benefit.

If your Contract Value were ever to become insufficient to pay this charge, your Contract would terminate without value.

Annual Contract Maintenance Charge. During the accumulation phase, we deduct a $35 annual contract maintenance charge on the Contract Anniversary of the Issue Date. We will also deduct the annual contract maintenance charge if you make a total withdrawal. This charge is for administrative expenses. The annual contract maintenance charge will be assessed on the Contract Anniversary or upon full withdrawal and generally is taken from the Investment Divisions, the Fixed Account and the GMWB Fixed Account based on the proportion their respective value bears to the Contract Value. We will not deduct this charge if, when the deduction is to be made, the value of your Contract is $50,000 or more.

Administration Charge. Each day, as part of our calculation of the value of the Accumulation Units and Annuity Units, we make a deduction for administration charges. On an annual basis, these charges equal 0.15% of the average daily net asset value of your allocations to the Investment Divisions. This charge does not apply to the Fixed Account or the GMWB Fixed Account. This charge compensates us for our expenses incurred in administering the Contracts and the Separate Account.

This charge is waived if the Contract Value on the later of the Issue Date or the most recent Contract Quarterly Anniversary is greater than or equal to $1 million. If your Contract Value subsequently drops below $1 million on the most recent Contract Quarterly Anniversary, the Administration Charge will be reinstated.

Transfer Charge. You must pay $25 for each transfer in excess of 25 in a Contract Year. For this purpose, all transfers that are processed on the same Business Day will be considered as one transfer. This charge is deducted from the amount that is transferred prior to the allocation to a different Investment Division or the Fixed Account, as applicable. We waive the transfer charge in connection with Dollar Cost Averaging, Earnings Sweep, Rebalancing transfers and any transfers we require, and we may charge a lesser fee where required by state law.

Withdrawal Charge. At any time during the accumulation phase (if and to the extent that Contract Value is sufficient to pay any remaining withdrawal charges that remain after a withdrawal), you may withdraw the following with no withdrawal charge:

•	Premiums that are no longer subject to a withdrawal charge (Premiums in your annuity for at least seven (five for the Five-Year Withdrawal Charge Period option) years without being withdrawn), plus

•	earnings (excess of your Contract Value allocated to the Investment Divisions, the Fixed Account and the GMWB Fixed Account over your Remaining Premiums allocated to those accounts)

•
during each Contract Year 10% (20% if you have elected the 20% Additional Free Withdrawal endorsement) of Premium (subject to certain exclusions) that would otherwise incur a withdrawal charge, be subject to a Contract Enhancement recapture charge, or be reduced by an Excess Interest Adjustment, and that has not been previously withdrawn (this can be withdrawn at once or in segments throughout the Contract Year), minus earnings (required minimum distributions will be counted as part of the free withdrawal amount).

We will deduct a withdrawal charge on:

•	withdrawals in excess of the free withdrawal amount (the withdrawal charge is imposed only on the excess amount above the free withdrawal amount), or

•	withdrawals under a tax-qualified Contract that exceed its required minimum distribution (the entire withdrawal will be subject to the withdrawal charge), or

•
withdrawals in excess of the free withdrawal amounts to meet the required minimum distribution of a tax-qualified Contract purchased with contributions from a nontaxable transfer, after the Owner's death, of an Individual Retirement Annuity (IRA), or to meet the required minimum distribution of a Roth IRA annuity (the withdrawal charge is imposed only on the excess amount above the free withdrawal amount), or

•	amounts withdrawn in a total withdrawal, or

•	amounts applied to income payments on an Income Date that is within one year of the Issue Date.

The amount of the withdrawal charge deducted varies (depending upon whether you have elected the Five-Year Withdrawal Charge Period option and how many years prior to the withdrawal you made the Premium payment(s) you are withdrawing) according to the following schedule (state variations may apply):

Withdrawal Charge (as a percentage of Premium payments):

Completed Years since Receipt of Premium	0-1	1-2	2-3	3-4	4-5	5-6	6-7	7+

Base Schedule	8.5%	7.5%	6.5%	5.5%	5%	4%	2%	0

Withdrawal Charge if Five-Year Period Applies	8%	7%	6%	4%	2%	0	0	0

For purposes of the withdrawal charge, we treat withdrawals as coming first from earnings and then from the oldest Remaining Premium. If you make a full withdrawal, or elect to commence income payments within one year of the date your Contract was issued, the withdrawal charge is based on Premiums remaining in the Contract and no free withdrawal amount applies. If you withdraw only part of the value of your Contract, we deduct the withdrawal charge from the remaining value in your Contract. The withdrawal charge compensates us for costs associated with selling the Contracts.

Note: Withdrawals under a non-qualified Contract will be taxable on an “income first” basis. This means that any withdrawal from a non-qualified Contract that does not exceed the accumulated income under the Contract will be taxable in full. Any withdrawals under a tax-qualified Contract will be taxable except to the extent that they are allocable to an investment in the Contract (any after-tax contributions). In most cases, there will be little or no investment in the Contract for a tax-qualified Contract because contributions will have been made on a pre-tax or tax-deductible basis.

We do not assess the withdrawal charge on any amounts paid out as:

•	income payments during your Contract's income phase (but the withdrawal charge is deducted at the Income Date if income payments are commenced in the first Contract Year);

•	death benefits;

•
withdrawals necessary to satisfy the required minimum distribution of the Internal Revenue Code (but if the withdrawal requested exceeds the required minimum distribution; if the Contract was purchased with contributions from a nontaxable transfer, after the Owner's death, of an Individual Retirement Annuity (IRA); or is a Roth IRA annuity, then the entire withdrawal will be subject to the withdrawal charge);

•
if permitted by your state, withdrawals of up to $250,000 from the Investment Divisions, the Fixed Account (subject to certain exclusions) and the GMWB Fixed Account if you incur a terminal illness or if you need extended hospital or nursing home care as provided in your Contract; or

•
if permitted by your state, withdrawals of up to 25% (12 1/2% for each of two joint Owners) of your Contract Value from the Investment Divisions, the Fixed Account (subject to certain exclusions) and the GMWB Fixed Account if you incur certain serious medical conditions specified in your Contract.

We may reduce or eliminate the amount of the withdrawal charge when the Contract is sold under circumstances that reduce our sales expense. Some examples are the purchase of a Contract by a large group of individuals or an existing relationship between us and a prospective purchaser. We may not deduct a withdrawal charge under a Contract issued to an officer, director, agent or employee of Jackson or any of our affiliates.

Earnings Protection Benefit (“EarningsMax”) Charge. If you select the Earnings Protection Benefit endorsement, you may pay us a charge that equals 0.30% (for a maximum of 0.45%) on an annual basis of the average daily net asset value of your allocations to the Investment Divisions. The charge on currently offered Contracts may be less. Please check with your representative to learn about the current level of the charge and its availability in your state. This charge continues if you transfer ownership of the Contract to someone who would not have been eligible for the Earnings Protection Benefit upon application (75 years old or younger), even though the benefit is not payable. If your spouse elects to continue the Contract under the Special Spousal Continuation Option (please see “Special Spousal Continuation Option” on page 159), the charge will continue to be assessed unless your spouse elects to discontinue the Earnings Protection Benefit, at which time the charge will cease. We stop deducting this charge on the date you annuitize.

Contract Enhancement Charge.

PLEASE NOTE: EFFECTIVE OCTOBER 15, 2012, THESE ENDORSEMENTS ARE NOT CURRENTLY AVAILABLE TO ADD TO A CONTRACT.

If you select one of the Contract Enhancements, then for a period of seven Contract Years (five for the 2% Contract Enhancement) a charge will be imposed based upon the average daily net asset value of your allocations to the Investment Divisions. These charges will also be assessed against any amounts allocated to the Fixed Account Options and the GMWB Fixed Account by reducing credited rates by the applicable charge percentage, but not below the minimum guaranteed interest rate (assuming no withdrawals). (For more information about the Fixed Account Options and the GMWB Fixed Account, please see “THE FIXED ACCOUNT AND GMWB FIXED ACCOUNT” beginning on page 15.) The amounts of these charges (or reductions in credited rates) depends upon which of the Contract Enhancements you select:

Contract Enhancement	2%	3%	4%	5%	6%

Charge (on an annual basis)	0.395%	0.42%	0.56%	0.695%	0.832%

Due to the Contract Enhancement charges listed above, it is possible that upon a total withdrawal, you will receive less money back than if you had not elected the Contract Enhancement.

Contract Enhancement Recapture Charge.

PLEASE NOTE: EFFECTIVE OCTOBER 15, 2012, THESE ENDORSEMENTS ARE NOT CURRENTLY AVAILABLE TO ADD TO A CONTRACT.

If you select an optional Contract Enhancement and make a partial or total withdrawal from your Contract in the first seven Contract Years after a Premium is received (five Contract Years for the 2% Contract Enhancement), you will pay a Contract Enhancement recapture charge that reimburses us for all or part of the Contract Enhancements that we credited to your Contract based on your Premiums. The recapture charge is applied to withdrawals when:

•	the Contract is returned during the free look period;

•	withdrawals are in excess of the free withdrawal amount (the recapture charge is imposed only on the excess amount above the free withdrawal amount);

•	withdrawals exceed the required minimum distribution of the Internal Revenue Code (the entire withdrawal will be assessed the applicable recapture charge);

•	there is a total withdrawal;

•	there is a total withdrawal due to annuitizing the Contract and the corresponding Income Date is within the recapture charge schedule (see Example 3 in Appendix B).

The percentage amount of the recapture charge depends upon (i) the corresponding declining amount of the Contract Enhancement based on the Contract Year when the Premium payment being withdrawn was received and (ii) when the charge is imposed based on the Completed Years since the receipt of the related Premium. The percentage amounts of the recapture charges are as follows (please see the examples in Appendix B showing how these recapture charges are applied to withdrawals):

Contract Enhancement Recapture Charge (as a percentage of the corresponding Premium payment withdrawn if an optional Contract Enhancement is selected)
2% Contract Enhancement
Contract Year Premium is Received

Completed Years Since Receipt of Premium	0-1	1-2	2-3	3-4	4-5	5-6	6-7	7+
0-1	2%	2%	1.25%	1.25%	0.50%	0%	0%	0%
1-2	2%	1.25%	1.25%	0.50%	0%	0%	0%	0%
2-3	1.25%	1.25%	0.50%	0%	0%	0%	0%	0%
3-4	1.25%	0.50%	0%	0%	0%	0%	0%	0%
4-5	0.50%	0%	0%	0%	0%	0%	0%	0%
5-6	0%	0%	0%	0%	0%	0%	0%	0%
6-7	0%	0%	0%	0%	0%	0%	0%	0%
7+	0%	0%	0%	0%	0%	0%	0%	0%

3% Contract Enhancement
Contract Year Premium is Received

Completed Years Since Receipt of Premium	0-1	1-2	2-3	3-4	4-5	5-6	6-7	7+
0-1	3%	3%	2%	2%	2%	1%	1%	0%
1-2	3%	2%	2%	2%	1%	1%	0%	0%
2-3	2%	2%	1.25%	1%	1%	0%	0%	0%
3-4	2%	2%	1%	1%	0%	0%	0%	0%
4-5	2%	1%	1%	0%	0%	0%	0%	0%
5-6	1%	1%	0%	0%	0%	0%	0%	0%
6-7	1%	0%	0%	0%	0%	0%	0%	0%
7+	0%	0%	0%	0%	0%	0%	0%	0%

4% Contract Enhancement
Contract Year Premium is Received

Completed Years Since Receipt of Premium	0-1	1-2	2-3	3-4	4-5	5-6	6-7	7+
0-1	4%	4%	2.50%	2.50%	2.50%	1.25%	1.25%	0%
1-2	4%	2.50%	2.50%	2.50%	1.25%	1.25%	0%	0%
2-3	2.50%	2.50%	2%	1.25%	1.25%	0%	0%	0%
3-4	2.50%	2.50%	1.25%	1.25%	0%	0%	0%	0%
4-5	2.50%	1.25%	1.25%	0%	0%	0%	0%	0%
5-6	1.25%	1.25%	0%	0%	0%	0%	0%	0%
6-7	1.25%	0%	0%	0%	0%	0%	0%	0%
7+	0%	0%	0%	0%	0%	0%	0%	0%

5% Contract Enhancement
Contract Year Premium is Received

Completed Years Since Receipt of Premium	0-1	1-2	2-3	3-4	4-5	5-6	6-7	7+
0-1	4.50%	3.75%	3.25%	2.75%	2%	1.25%	1%	0%
1-2	3.75%	3.25%	2.75%	2%	1.25%	1%	0%	0%
2-3	3.25%	2.75%	2%	1.25%	1%	0%	0%	0%
3-4	2.75%	2%	1.25%	1%	0%	0%	0%	0%
4-5	2%	1.25%	1%	0%	0%	0%	0%	0%
5-6	1.25%	1%	0%	0%	0%	0%	0%	0%
6-7	1%	0%	0%	0%	0%	0%	0%	0%
7+	0%	0%	0%	0%	0%	0%	0%	0%

6% Contract Enhancement
Contract Year Premium is Received

Completed Years Since Receipt of Premium	0-1	1-2	2-3	3-4	4-5	5-6	6-7	7+
0-1	5.00%	4.75%	4.00%	3.75%	2.50%	2.00%	0.75%	0%
1-2	4.75%	4.25%	3.60%	3.00%	2.25%	1.25%	0%	0%
2-3	4.00%	3.75%	3.00%	2.25%	1.25%	0%	0%	0%
3-4	3.75%	3.00%	2.25%	1.25%	0%	0%	0%	0%
4-5	3.00%	2.00%	1.25%	0%	0%	0%	0%	0%
5-6	2.25%	1.25%	0%	0%	0%	0%	0%	0%
6-7	1.25%	0%	0%	0%	0%	0%	0%	0%
7+	0%	0%	0%	0%	0%	0%	0%	0%

If you return your Contract during the free look period, the entire amount of any Contract Enhancement will be recaptured.

The recapture charge percentage will be applied to the corresponding Premium reflected in the amount withdrawn or to the corresponding Premium reflected in the amount applied to income payments. (Please see the examples in Appendix B.) The amount recaptured will be taken from the Investment Divisions and the Fixed Account (and the GMWB Fixed Account, if applicable) in the proportion their respective values bear to the Contract Value. The dollar amount recaptured from the corresponding Premium will never exceed the dollar amount of the Contract Enhancement added to the Contract with respect to that Premium payment. Recapture charges will be applied upon electing to receive income payments if the corresponding Income Date is within the recapture charge schedule, even in a situation where the withdrawal charge is waived (see Example 3 in Appendix B).

We expect to make a profit on the recapture charge, and examples in Appendix B may assist you in understanding how the recapture charge works. However, we do not assess the recapture charge on any amounts paid out as:

•	death benefits;

•	withdrawals taken under the additional free withdrawal provisions;

•
withdrawals necessary to satisfy the required minimum distribution of the Internal Revenue Code (but if the requested withdrawal exceeds the required minimum distribution, then the entire withdrawal will be assessed the applicable recapture charge);

•
if permitted by your state, additional withdrawals of up to $250,000 from the Separate Account, the Fixed Account Options (subject to certain exclusions) and the GMWB Fixed Account if you incur a terminal illness or if you need extended hospital or nursing home care as provided in your Contract; or

•
if permitted by your state, additional withdrawals of up to 25% (12 1/2% for each of two joint Owners) of your Contract Value from the Separate Account, the Fixed Account Options (subject to certain exclusions) and the GMWB Fixed Account if you incur certain serious medical conditions specified in your Contract.

Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up (“SafeGuard Max”) Charge.

PLEASE NOTE: EFFECTIVE APRIL 29, 2013, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB (see table below). For more information about the GWB, please see “Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up” beginning on page 69.

Annual Charge	Maximum		Current
	1.20%	(WA Only) 1.20%	0.60%	(WA Only) 0.60%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

We deduct the charge from your allocations to the Investment Divisions and the Fixed Account Options in the same proportions that the respective allocations bear to your Contract Value. In Washington State, the monthly charges are deducted in the same manner, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GWB. Upon termination of the endorsement, the charge is prorated for the period since the last quarterly or monthly charge.

We reserve the right to prospectively change the charge: on new Contracts; if you select this benefit after your Contract is issued (subject to availability); or upon election of a step-up – subject to the applicable maximum charge. The actual deduction of the charge will be reflected in your quarterly statement. We stop deducting this charge on the earlier date that you annuitize the Contract, or your Contract Value is zero. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a step-up is right for you and about any increase in charges upon a step-up. Upon election of the GMWB and a step-up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see “Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up” beginning on page 69. Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 68 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“AutoGuard 5”) Charge. The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB (see table below). For more information about the GWB, please see “5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 74.

Annual Charge	Maximum		Current
	1.70%	(WA Only) 1.74%	0.85%	(WA Only) 0.87%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

You pay the applicable percentage of the GWB each Contract Quarter. For Contracts purchased in Washington State, you pay the applicable percentage of the GWB each Contract Month. The actual deduction of the charge will be reflected in your quarterly statement.

We deduct the charge from your allocations to the Investment Divisions and the Fixed Account Options in the same proportions that the respective allocations bear to your Contract Value. In Washington State, the monthly charges are deducted in the same manner, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GWB. Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last quarterly or monthly charge.

We reserve the right to prospectively change the charge on new Contracts or if you select this benefit after your Contract is issued (subject to availability), subject to the maximum annual charge. We may also change the charge when there is a step-up on or after the second Contract Anniversary, again subject to the maximum annual charge. In this case, if the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary or Contract Quarterly Anniversary. You may then elect to discontinue the automatic step-up provision and the GMWB charge will not increase but remain at its then current level. While electing to discontinue the automatic step-ups will prevent an increase in the charge, discontinuing step-ups also means foregoing possible increases in your GWB and/or GAWA, so carefully consider this decision should we notify you of a charge increase. You may subsequently elect to reinstate the step-up provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary or Contract Quarterly Anniversary following receipt of the request in Good Order within 30 calendar days prior to the Contract Anniversary or Contract Quarterly Anniversary.

We stop deducting this charge on the earlier of the date that the GMWB is terminated, or your Contract Value is zero. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a step-up is right for you and about any increase in charges upon a step-up. Upon election of the GMWB and a step-up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see “5% Guaranteed Minimum Withdrawal Benefit with Annual Step-Up (AutoGuard 5)” beginning on page 74. Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 68 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

6% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“AutoGuard 6”) Charge.

PLEASE NOTE: EFFECTIVE APRIL 29, 2013, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB (see table below). For more information about the GWB, please see “6% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 77.

Annual Charge	Maximum		Current
	2.00%	(WA Only) 2.04%	1.00%	(WA Only) 1.02%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

You pay the applicable percentage of the GWB each Contract Quarter. For Contracts purchased in Washington State, you pay the applicable percentage of the GWB each Contract Month. The actual deduction of the charge will be reflected in your quarterly statement.

We deduct the charge from your allocations to the Investment Divisions and the Fixed Account Options in the same proportions that the respective allocations bear to your Contract Value. In Washington State, the monthly charges are deducted in the same manner, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GWB. Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last quarterly or monthly charge.

We reserve the right to prospectively change the charge on new Contracts or if you select this benefit after your Contract is issued (subject to availability), subject to the maximum annual charge. We may also change the charge when there is a step-up on or after the second Contract Anniversary, again subject to the maximum annual charge. In this case, if the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary or Contract Quarterly Anniversary. You may then elect to discontinue the automatic step-up provision and the GMWB charge will not increase but remain at its then current level. While electing to discontinue the automatic step-ups will prevent an increase in the charge, discontinuing step-ups also means foregoing possible increases in your GWB and/or GAWA, so carefully consider this decision should we notify you of a charge increase. Also know that you may subsequently elect to reinstate the step-up provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary or Contract Quarterly Anniversary following receipt of the request in Good Order within 30 calendar days prior to the Contract Anniversary or Contract Quarterly Anniversary.

We stop deducting this charge on the earlier of the date that the GMWB is terminated, or your Contract Value is zero. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a step-up is right for you and about any increase in charges upon a step-up. Upon election of the GMWB and a step-up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see “6% Guaranteed Minimum Withdrawal Benefit with Annual Step-Up (AutoGuard 6)” beginning on page 77. Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 68 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up and Transfer of Assets (“Jackson Select Protector GMWB”) Charge.

PLEASE NOTE: EFFECTIVE APRIL 29, 2013, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB (see table below). For more information about the GWB, please see “For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up and Transfer of Assets (Jackson Select Protector GMWB)” beginning on page 81.

Annual Charge	Maximum		Current
	2.30%	(WA Only) 2.34%	1.15%	(WA Only) 1.17%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

You pay the applicable annual percentage of the GWB each Contract Quarter. For Contracts purchased in Washington State, you pay the charge each Contract Month, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. We deduct the charge from your Contract Value. The deduction of the charge could cause an automatic transfer under this GMWB's Transfer of Assets provision. For more information, please see “Transfer of Assets” under “For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up and Transfer of Assets” beginning on page 87.

Quarterly charges are deducted from your allocations to the Investment Divisions, the Fixed Account Options and the GMWB Fixed Account in the same proportions that the respective allocations bear to your Contract Value. In Washington State, the monthly charges are deducted in the same manner, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GWB. Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last quarterly or monthly charge.
We reserve the right to prospectively change the charge on new Contracts or if you select this benefit after your Contract is issued (subject to availability), subject to the applicable maximum annual charge. We may also change the charge when there is a step-up on or after the second Contract Anniversary, again subject to the applicable maximum annual charge. If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary. You may then elect to discontinue the automatic step-up provision and the GMWB charge will not increase but remain at its then current level. Such election must be received in Good Order prior to the Contract Anniversary. While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing step-ups also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase. Also know that you may subsequently elect to reinstate the step-up provision at the then current

GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order within 30 calendar days prior to the Contract Anniversary.

The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier of the date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see “Termination” under “For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up and Transfer of Assets” beginning on page 90. Please check with your representative to learn about the current level of the charge and the current interest rate for the GMWB Fixed Account, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a step-up is right for you and about any increase in charges upon a step-up. Upon election of the GMWB and upon automatic step-up on or after the second Contract Anniversary, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see “For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up and Transfer of Assets” beginning on page 81. Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 68 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount (“LifeGuard Freedom 6 Net”) Charge. The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB. The percentage varies depending on which GAWA% table you elect (see table below). For more information about the GWB and the different GAWA% tables, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount” beginning on page 91.
GMWBS ISSUED ON OR AFTER SEPTEMBER 15, 2014*

Annual Charge	Maximum		Current
With Income Stream Level 1 GAWA% Table	1.70%	(MO and WA Only) 1.74%	0.85%	(MO and WA Only) 0.87%
With Income Stream Level 2 GAWA% Table	1.90%	1.92%	0.95%	0.96%
With Income Stream Level 3 GAWA% Table	2.10%	2.10%	1.05%	1.05%
With Income Stream Level 4 GAWA% Table	2.50%	2.52%	1.25%	1.26%
With Income Stream Level 5 GAWA% Table	3.00%	3.00%	1.50%	1.50%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly
*PLEASE NOTE: For GMWBs issued before September 15, 2014, please see Appendix H for the applicable charges (including charges for the Optional Income Upgrade).

You pay the applicable annual percentage of the GWB each Contract Quarter. For Contracts purchased in Missouri (for endorsements issued on or after September 16, 2013) and Washington State, you pay the charge each Contract Month, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions.

We deduct the charge from your Contract Value. Quarterly charges are deducted from your allocations to the Investment Divisions and the Fixed Account Options in the same proportions that the respective allocations bear to your Contract Value. In Missouri (for endorsements issued on or after September 16, 2013) and Washington State, the monthly charges are deducted in the same manner, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GWB. Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last quarterly or monthly charge.

We reserve the right to prospectively change the charge on new Contracts or if you select this benefit after your Contract is issued (subject to availability), subject to the applicable maximum annual charge (please see Appendix H for the maximum annual charges for GMWBs issued before September 15, 2014). We may also change the charge when there is a step-up on or after the second Contract Anniversary (fifth Contract Anniversary for endorsements issued before April 30, 2012), again subject to the maximum annual charge. If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary. You may then elect to discontinue the automatic step-up provision and the GMWB charge will not increase but remain at its then current level.

Please be aware that election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus. While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase. Also know that you may subsequently elect to reinstate the step-up provision together with the GWB bonus provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see “Termination” under “For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount” beginning on page 100. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a step-up is right for you and about any increase in charges upon a step-up. Upon election of the GMWB and a step-up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount” beginning on page 91. Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 68 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount (“LifeGuard Freedom 6 Net With Joint Option”) Charge. The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB. The percentage varies depending on which GAWA% table you elect (see table below). For more information about the GWB and the different GAWA% tables, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount” beginning on page 103.

GMWBS ISSUED ON OR AFTER SEPTEMBER 15, 2014*

Annual Charge	Maximum		Current
With Income Stream Level 1 GAWA% Table	2.30%	(MO and WA Only) 2.34%	1.15%	(MO and WA Only) 1.17%
With Income Stream Level 2 GAWA% Table	2.70%	2.70%	1.35%	1.35%
With Income Stream Level 3 GAWA% Table	3.00%	3.00%	1.60%	1.62%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly
*PLEASE NOTE: For GMWBs issued before September 15, 2014, please see Appendix H for the applicable charges (including charges for the Optional Income Upgrade).

You pay the applicable annual percentage of the GWB each Contract Quarter. For Contracts purchased in Missouri (for endorsements issued on or after September 16, 2013) and Washington State, you pay the charge each Contract Month, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions.

We deduct the charge from your Contract Value. Quarterly charges are deducted from your allocations to the Investment Divisions and the Fixed Account Options in the same proportions that the respective allocations bear to your Contract Value. In Missouri (for endorsements issued on or after September 16, 2013) and Washington State, the monthly charges are deducted in the same manner, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GWB. Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last quarterly or monthly charge.

We reserve the right to prospectively change the charge on new Contracts or if you select this benefit after your Contract is issued (subject to availability), subject to the applicable maximum annual charge (please see Appendix H for the maximum annual charges for GMWBs issued before September 15, 2014). We may also change the charge when there is a step-up on or after the second Contract Anniversary (fifth Contract Anniversary for endorsements issued before April 30, 2012), again subject to the maximum annual charge. If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary. You may then elect to discontinue the automatic step-up provision and the GMWB charge will not increase but remain at its then current level. Please be aware that election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus. While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase. Also know that you may subsequently elect to reinstate the step-up provision together with the GWB bonus provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see “Termination” under “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount” beginning on page 114. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a step-up is right for you and about any increase in charges upon a step-up. Upon election of the GMWB and a step-up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount” beginning on page 103. Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 68 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Step-Up (“LifeGuard Freedom Flex GMWB”) Charge. The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB. The percentage varies depending on which GAWA% table you elect (see tables below). For more information about the GWB and the different GAWA% tables, please see “LifeGuard Freedom Flex GMWB” beginning on page 118.

GMWBS ISSUED ON OR AFTER SEPTEMBER 15, 2014*

LifeGuard Freedom Flex GMWB With Income Stream Level 1 GAWA% Table
Options	Maximum Annual Charge		Current Annual Charge
5% Bonus and Annual Step-Up	1.20%	(MO and WA Only) 1.20%	0.60%	(MO and WA Only) 0.60%
6% Bonus and Annual Step-Up	1.40%	1.44%	0.70%	0.72%
7% Bonus and Annual Step-Up	1.70%	1.74%	0.85%	0.87%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

LifeGuard Freedom Flex GMWB With Income Stream Level 2 GAWA% Table
Options	Maximum Annual Charge		Current Annual Charge
5% Bonus and Annual Step-Up	1.40%	(MO and WA Only) 1.44%	0.70%	(MO and WA Only) 0.72%
6% Bonus and Annual Step-Up	1.60%	1.62%	0.80%	0.81%
7% Bonus and Annual Step-Up	1.90%	1.92%	0.95%	0.96%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

LifeGuard Freedom Flex GMWB With Income Stream Level 3 GAWA% Table
Options	Maximum Annual Charge		Current Annual Charge
5% Bonus and Annual Step-Up	1.60%	(MO and WA Only) 1.62%	0.80%	(MO and WA Only) 0.81%
6% Bonus and Annual Step-Up	1.80%	1.80%	0.90%	0.90%
7% Bonus and Annual Step-Up	2.10%	2.10%	1.05%	1.05%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

LifeGuard Freedom Flex GMWB With Income Stream Level 4 GAWA% Table
Options	Maximum Annual Charge		Current Annual Charge
5% Bonus and Annual Step-Up	2.00%	(MO and WA Only) 2.04%	1.00%	(MO and WA Only) 1.02%
6% Bonus and Annual Step-Up	2.20%	2.22%	1.10%	1.11%
7% Bonus and Annual Step-Up	2.50%	2.52%	1.25%	1.26%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

LifeGuard Freedom Flex GMWB With Income Stream Level 5 GAWA% Table
Options	Maximum Annual Charge		Current Annual Charge
5% Bonus and Annual Step-Up	2.50%	(MO and WA Only) 2.52%	1.25%	(MO and WA Only) 1.26%
6% Bonus and Annual Step-Up	2.70%	2.70%	1.35%	1.35%
7% Bonus and Annual Step-Up	3.00%	3.00%	1.50%	1.50%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly
*PLEASE NOTE: For GMWBs issued before September 15, 2014, please see Appendix H for the applicable charges (including charges for the Optional Income Upgrade).

You pay the applicable annual percentage of the GWB each Contract Quarter. For Contracts purchased in Missouri (for endorsements issued on or after September 16, 2013) and Washington State, you pay the charge each Contract Month, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions.

We deduct the charge from your Contract Value. Quarterly charges are deducted from your allocations to the Investment Divisions and the Fixed Account Options in the same proportions that the respective allocations bear to your Contract Value. In Missouri (for endorsements issued on or after September 16, 2013) and Washington State, the monthly charges are deducted in the same manner, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GWB. Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last quarterly or monthly charge.

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued (subject to availability), subject to the applicable maximum annual charge (please see Appendix H for the maximum annual charges for GMWBs issued before September 15, 2014). We may also change the charge when there is a step-up on or after the second Contract Anniversary, again subject to the maximum annual charge. If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary. You may then elect to discontinue the automatic step-up provision and the GMWB charge will not increase but remain at its then current level. Please be aware that election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus. While electing to discontinue the automatic step-ups will prevent an increase in the charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase. Also know that you may subsequently elect to reinstate the step-up provision together with the GWB bonus provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. We will, however, stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see “Termination” under “LifeGuard Freedom Flex GMWB” beginning on page 127. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a step-up is right for you and about any increase in charges upon a step-up. Upon election of the GMWB and a step-up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see “LifeGuard Freedom Flex GMWB” beginning on page 118. Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 68 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

Note: The above section describes the charge for the LifeGuard Freedom Flex GMWB only. If you purchase the LifeGuard Freedom Flex DB, additional charges apply for that benefit. Please see “LifeGuard Freedom Flex DB” under “Contract Charges”, in the part entitled “Death Benefit Charges”, beginning on page 54 for details.

Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Step-Up (“LifeGuard Freedom Flex With Joint Option GMWB”) Charge. The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB. The percentage varies depending on which GAWA% table you elect (see tables below). For more information about the GWB and the different GAWA% tables, please see “LifeGuard Freedom Flex With Joint Option GMWB” beginning on page 129.

GMWBS ISSUED ON OR AFTER SEPTEMBER 15, 2014*

LifeGuard Freedom Flex With Joint Option GMWB With Income Stream Level 1 GAWA% Table
Options	Maximum Annual Charge		Current Annual Charge
5% Bonus and Annual Step-Up	1.80%	(MO and WA Only) 1.80%	0.90%	(MO and WA Only) 0.90%
6% Bonus and Annual Step-Up	2.00%	2.04%	1.00%	1.02%
7% Bonus and Annual Step-Up	2.30%	2.34%	1.15%	1.17%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

LifeGuard Freedom Flex With Joint Option GMWB With Income Stream Level 2 GAWA% Table
Options	Maximum Annual Charge		Current Annual Charge
5% Bonus and Annual Step-Up	2.20%	(MO and WA Only) 2.22%	1.10%	(MO and WA Only) 1.11%
6% Bonus and Annual Step-Up	2.40%	2.40%	1.20%	1.20%
7% Bonus and Annual Step-Up	2.70%	2.70%	1.35%	1.35%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

LifeGuard Freedom Flex With Joint Option GMWB With Income Stream Level 3 GAWA% Table
Options	Maximum Annual Charge		Current Annual Charge
5% Bonus and Annual Step-Up	2.70%	(MO and WA Only) 2.70%	1.35%	(MO and WA Only) 1.35%
6% Bonus and Annual Step-Up	2.90%	2.94%	1.45%	1.47%
7% Bonus and Annual Step-Up	3.00%	3.00%	1.60%	1.62%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly
*PLEASE NOTE: For GMWBs issued before September 15, 2014, please see Appendix H for the applicable charges (including charges for the Optional Income Upgrade).

You pay the applicable annual percentage of the GWB each Contract Quarter. For Contracts purchased in Missouri (for endorsements issued on or after September 16, 2013) and Washington State, you pay the charge each Contract Month, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions.

We deduct the charge from your Contract Value. Quarterly charges are deducted from your allocations to the Investment Divisions and the Fixed Account Options in the same proportions that the respective allocations bear to your Contract Value. In Missouri (for endorsements issued on or after September 16, 2013) and Washington State, the monthly charges are deducted in the same manner, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GWB. Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last quarterly or monthly charge.

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued (subject to availability), subject to the applicable maximum annual charge (please see Appendix H for the maximum annual charges for GMWBs issued before September 15, 2014). We may also change the charge when there is a step-up on or after the second Contract Anniversary, again subject to the maximum annual charge. If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary. You may then elect to discontinue the automatic step-up provision and the GMWB charge will not increase but remain at its then current level. Please be aware that election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus. While electing to discontinue the automatic step-ups will prevent an increase in the charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase. Also know that you may subsequently elect to reinstate the step-up provision together with the GWB bonus provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. We will, however, stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see “Termination” under “LifeGuard Freedom Flex With Joint Option GMWB” beginning on page 138. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a step-up is right for you and about any increase in charges upon a step-up. Upon election of the GMWB and a step-up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see “LifeGuard Freedom Flex With Joint Option GMWB” beginning on page 129. Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 68 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

Guaranteed Minimum Withdrawal Benefit For Stretch RMDs (“MarketGuard Stretch GMWB”) Charge. The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GMWB Charge Base (see table below).

Annual Charge	Maximum		Current
	2.20%	(WA Only) 2.22%	1.10%	(WA Only) 1.11%
Charge Basis	GMWB Charge Base
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

GMWB Charge Base. At election, the GMWB Charge Base is equal to the Guaranteed Withdrawal Balance (“GWB”). After each subsequent purchase payment, the GMWB Charge Base is increased by the amount of the purchase payment net of any applicable Premium taxes, subject to a maximum of $5,000,000. The GMWB Charge Base is not reduced for withdrawals unless a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or Stretch RMD, as applicable. In this case, the GMWB Charge Base is reduced for the Excess Withdrawal amount in the same proportion as the Contract Value is reduced by the Excess Withdrawal. The Excess Withdrawal is defined to be the lesser of:

•	The total amount of the current partial withdrawal, Or

•	The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the Stretch RMD, as applicable.

For more information about the GAWA and Stretch RMD, please see “Guaranteed Minimum Withdrawal Benefit For Stretch RMDs (“MarketGuard Stretch GMWB”) beginning on page 141.

We deduct the charge from your allocations to the Investment Divisions and the Fixed Account Options in the same proportions that the respective allocations bear to your Contract Value. In Washington State, the monthly charges are deducted in the same manner, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GMWB Charge Base. Upon termination of the endorsement, the charge is prorated for the period since the last quarterly or monthly charge.

We reserve the right to prospectively change the charge on new Contracts, or elections after issue (subject to availability) subject to the applicable maximum charge. The actual deduction of the charge will be reflected in your quarterly statement. We stop deducting this charge on the earlier of the date the endorsement terminates, or the date your Contract Value is zero. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. For more information about how the endorsement works, please see “Guaranteed Minimum Withdrawal Benefit For Stretch RMDs (‘MarketGuard Stretch GMWB’)” beginning on page 141. Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 68 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

Death Benefit Charges. There is no additional charge for the Contract's basic death benefit. However, for an additional charge, you may select one of the Contract's available optional death benefits in place of the basic death benefit. Please ask your agent whether there are variations on these benefits in your state or contact our Annuity Service Center. Our contact information is on the cover page of this prospectus.

If you select the 5% Roll-up Death Benefit, you will pay 0.80% of the GMDB Benefit Base annually (0.20% each Contract Quarter), subject to a maximum annual charge of 1.20% (0.30% quarterly) on new issues. For Contracts issued before April 30, 2012, you pay 0.60% of the GMDB Benefit Base annually (0.15% each Contract Quarter), subject to a maximum annual charge of 1.20% (0.30% quarterly). We deduct the charge from your Contract Value. The charge is deducted from the allocations to the Investment Divisions and the Fixed Account Options in the same proportions that the respective allocations bear to your Contract Value. The charge is deducted from the Investment Divisions by the redemption of Accumulation Units attributable to your Contract rather than as an asset based charge applied to the assets of all Contract Owners who elected the optional death benefit.  The charge is deducted from the Fixed Account by a dollar reduction in the Fixed Account Contract Value. While the charge is deducted from the Contract Value, it is calculated based on the applicable percentage of the GMDB Benefit Base. Upon termination of the endorsement, the charge is prorated for the period since the last quarterly charge. For more information about how the endorsement works, including this benefit's GMDB Benefit Base, please see “5% Roll-up Death Benefit” under “Optional Death Benefits”, beginning on page 150.

If you select the 6% Roll-up Death Benefit, you will pay 0.80% of the GMDB Benefit Base for this benefit annually (0.20% each Contract Quarter), subject to a maximum annual charge of 1.60% (0.40% quarterly) on new issues. We deduct the charge from your Contract Value. The charge is deducted from the allocations to the Investment Divisions and the Fixed Account Options in the same proportions that the respective allocations bear to your Contract Value. The charge is deducted from the Investment Divisions by the redemption of Accumulation Units attributable to your Contract rather than as an asset based charge applied to the assets of all Contract Owners who elected the optional death benefit.  The charge is deducted from the Fixed Account by a dollar reduction in the Fixed Account Contract Value. While the charge is deducted from the Contract Value, it is calculated based on the applicable percentage of the GMDB Benefit Base. Upon termination of the endorsement, the charge is prorated for the period since the last quarterly charge. For more information about how the endorsement works, including this benefit's GMDB Benefit Base, please see “6% Roll-up Death Benefit” under “Optional Death Benefits”, beginning on page 152. PLEASE NOTE: EFFECTIVE APRIL 30, 2012, THE 6% ROLL-UP DEATH BENEFIT ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

If you select the Highest Quarterly Anniversary Value Death Benefit, you will pay 0.30% of the GMDB Benefit Base for this benefit annually (0.075% each Contract Quarter), subject to a maximum annual charge of 0.60% (0.15% quarterly) on new issues. We deduct the charge from your Contract Value. The charge is deducted from the allocations to the Investment Divisions and the Fixed Account Options in the same proportions that the respective allocations bear to your Contract Value. The charge is deducted from the Investment Divisions by the redemption of Accumulation Units attributable to your Contract rather than as an asset based charge applied to the assets of all Contract Owners who elected the optional death benefit.  The charge is deducted from the Fixed Account by a dollar reduction in the Fixed Account Contract Value. While the charge is deducted from the Contract Value, it is calculated based on the applicable percentage of the GMDB Benefit Base. Upon termination of the endorsement, the charge is prorated for the period since the last quarterly charge. For more information about how the endorsement works, including this benefit's GMDB Benefit Base, please see “Highest Quarterly Anniversary Value Death Benefit” under “Optional Death Benefits”, beginning on page 153.

If you select the Combination 5% Roll-up and Highest Quarterly Anniversary Value Death Benefit, you will pay 0.90% of the GMDB Benefit Base annually (0.225% each Contract Quarter), subject to a maximum annual charge of 1.40% (0.35% quarterly) on new issues. For Contracts issued before April 30, 2012, you pay 0.70% of the GMDB Benefit Base annually (0.175% each Contract Quarter), subject to a maximum annual charge of 1.40% (0.35% quarterly). We deduct the charge from your Contract Value. The charge is deducted from the allocations to the Investment Divisions and the Fixed Account Options in the same proportions that the respective allocations bear to your Contract Value. The charge is deducted from the Investment Divisions by the redemption of Accumulation Units attributable to your Contract rather than as an asset based charge applied to the assets of all Contract Owners who elected the optional death benefit.  The charge is deducted from the Fixed Account by a dollar reduction in the

Fixed Account Contract Value. While the charge is deducted from the Contract Value, it is calculated based on the applicable percentage of the GMDB Benefit Base. Upon termination of the endorsement, the charge is prorated for the period since the last quarterly charge. For more information about how the endorsement works, including this benefit's GMDB Benefit Base, please see “Combination 5% Roll-up and Highest Quarterly Anniversary Value Death Benefit” under “Optional Death Benefits”, beginning on page 154.

If you select the Combination 6% Roll-up and Highest Quarterly Anniversary Value Death Benefit, you will pay 0.90% of the GMDB Benefit Base for this benefit annually (0.225% each Contract Quarter), subject to a maximum annual charge of 1.80% (0.45% quarterly) on new issues. We deduct the charge from your Contract Value. The charge is deducted from the allocations to the Investment Divisions and the Fixed Account Options in the same proportions that the respective allocations bear to your Contract Value. The charge is deducted from the Investment Divisions by the redemption of Accumulation Units attributable to your Contract rather than as an asset based charge applied to the assets of all Contract Owners who elected the optional death benefit.  The charge is deducted from the Fixed Account by a dollar reduction in the Fixed Account Contract Value. While the charge is deducted from the Contract Value, it is calculated based on the applicable percentage of the GMDB Benefit Base. Upon termination of the endorsement, the charge is prorated for the period since the last quarterly charge. For more information about how the endorsement works, including this benefit's GMDB Benefit Base, please see “Combination 6% Roll-up and Highest Quarterly Anniversary Death Benefit” under “Optional Death Benefits”, beginning on page 155. PLEASE NOTE: EFFECTIVE APRIL 30, 2012, THE COMBINATION 6% ROLL-UP AND HIGHEST QUARTERLY ANNIVERSARY VALUE DEATH BENEFIT ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

If you select the LifeGuard Freedom Flex DB optional death benefit, which is only available in conjunction with the purchase of the LifeGuard Freedom Flex GMWB (with 6% Bonus and Annual Step-Up Options), you will pay two separate charges for the combined benefit. For LifeGuard Freedom Flex DB, you will pay 0.70% of the GMWB Death Benefit annually (0.175% each Contract Quarter). For Contracts purchased in Washington State, the current and maximum annual charge for LifeGuard Freedom Flex DB is 0.72% of the GMWB Death Benefit (0.06% each Contract Month). The charge for LifeGuard Freedom Flex DB, which is based on a percentage of the GMWB Death Benefit, is separate from and in addition to the charge for the LifeGuard Freedom Flex GMWB. The charge for the LifeGuard Freedom Flex GMWB without the Optional Income Upgrade, which is based on a percentage of the Guaranteed Withdrawal Balance (GWB) and paid each Contract Quarter, is 0.95% (for endorsements issued before April 29, 2013) annually. For Contracts purchased in Washington State, the charge for LifeGuard Freedom Flex GMWB without the Optional Income Upgrade is 0.96% (for endorsements issued before April 29, 2013) of the GWB annually (0.08% each Contract Month (for endorsements issued before April 29, 2013)). For more information about the GMWB Death Benefit, please see “LifeGuard Freedom Flex DB” under “Optional Death Benefits”, beginning on page 157. For more information about the charges for LifeGuard Freedom Flex GMWB (with and without the Optional Income Upgrade), please see page 49, and for benefit information, including the GWB, please see “LifeGuard Freedom Flex GMWB” beginning on page 118.

We deduct the charge from your Contract Value. The charge is deducted from the allocations to the Investment Divisions and the Fixed Account Options in the same proportions that the respective allocations bear to your Contract Value. In Washington State, the monthly charges are deducted in the same manner, but deducted over the applicable Investment Divisions only. The charge is deducted from the Investment Divisions by the redemption of Accumulation Units attributable to your Contract rather than as an asset based charge applied to the assets of all Contract Owners who elected the optional death benefit.  The charge is deducted from the Fixed Account by a dollar reduction in the Fixed Account Contract Value. While the charge is deducted from Contract Value, it is calculated based on the applicable percentage of the GMWB Death Benefit. Upon termination of the endorsement, the charge is prorated for the period since the last quarterly or monthly charge.

Five-Year Withdrawal Charge Period. If you select the optional five-year withdrawal charge period feature, you will pay 0.30% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions. We stop deducting this charge on the date you annuitize.

20% Additional Free Withdrawal Charge. If you select the optional feature that permits you to withdraw up to 20% of Premiums (subject to certain exclusions) that are still subject to a withdrawal charge minus earnings during a Contract Year without a withdrawal charge, you will pay 0.30% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions. We stop deducting this charge on the date you annuitize.

Commutation Fee. If you make a total withdrawal from your Contract after income payments have commenced under income option 4, or if after your death during the period for which payments are guaranteed to be made under income option 3 your Beneficiary elects to receive a lump-sum payment, the amount received will be reduced by (a) minus (b) where:

(a) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at the rate assumed in calculating the initial payment; and

(b) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at a rate no more than 1.00% higher than the rate used in (a).

Other Expenses. We pay the operating expenses of the Separate Account, including those not covered by the mortality and expense and administrative charges. There are deductions from and expenses paid out of the assets of the Funds. These expenses are described in the attached summary prospectuses for the Funds. For more information, please see the “Total Annual Fund Operating Expenses” table beginning on page 9.

Premium Taxes. Some states and other governmental entities charge Premium taxes or other similar taxes. We pay these taxes and may make a deduction from your Contract Values for them. Premium taxes generally range from 0% to 3.5% (the amount of state Premium tax, if any, will vary from state to state).

Income Taxes. We reserve the right, when calculating unit values, to deduct a credit or charge with respect to any taxes we have paid or reserved for during the valuation period that we determine to be attributable to the operation of the Separate Account, or to a particular Investment Division. No federal income taxes are applicable under present law and we are not presently making any such deduction.

DISTRIBUTION OF CONTRACTS

Jackson National Life Distributors LLC (“Distributor”), located at 7601 Technology Way, Denver, Colorado 80237, serves as the distributor of the Contracts. Distributor also serves as distributor of other variable insurance products issued by Jackson and its subsidiary, Jackson National Life Insurance Company of New York (“Jackson of NY”).

Distributor is a wholly owned subsidiary of Jackson. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority (“FINRA”). Distributor is not a member of the Securities Investor Protection Corporation (“SIPC”). For more information on broker-dealers and their registered representatives, you may use the FINRA BrokerCheck program via telephone (1-800-289-9999) or the Internet (http://brokercheck.finra.org).

The Contracts are offered to customers of various financial institutions, brokerage firms and their affiliate insurance agencies (each a "Financial Institution," collectively "Financial Institutions"). No Financial Institution has any legal responsibility to pay amounts that are owed under the Contracts. The obligations and guarantees under the Contracts are the sole responsibility of Jackson. The Financial Institutions are responsible for delivery of various related disclosure documents and the accuracy of their oral description and suitable recommendation of the purchase of the Contracts.

Commissions are paid to Financial Institutions that sell the Contracts. While commissions may vary, they are not expected to exceed 8% of any Premium payment. Where lower commissions are paid up front, trail commissions may also be paid. Commissions may also be paid on the Income Date if the annuity option selected involves a life contingency or a payout over a period of ten or more years. The Financial Institutions determine the amount of the commission that will be paid to their registered representatives. The amounts paid may vary based upon the practices of each Financial Institution.

Under certain circumstances, the Distributor and/or Jackson may make payments to Financial Institutions in addition to commissions, in connection with the sale of Jackson and Jackson of NY variable insurance products. These payments and/or reimbursements are in recognition of marketing, distribution, and/or administrative support provided by the Financial Institution and may not be offered to all Financial Institutions. The terms of these arrangements vary widely depending on, among other things, products offered; the level and type of marketing, distribution, and administrative support services provided; assets under management; the volume of sales; and the level of access we are provided to the registered representatives of the Financial Institution. Such payments may influence Financial Institutions and/or their registered representatives to present the Contracts more favorably than other investment alternatives. Such compensation is subject to applicable state insurance law and regulation and the FINRA rules of conduct and Department of Labor

(“DOL”) rules and regulations. While such compensation may be significant, it will not result in any additional direct charge by us to you.

Under these compensation structures, the Distributor and/or Jackson may make marketing allowance payments and marketing support payments to the Financial Institutions. Marketing allowance payments are payments that are designed as consideration for product placement and distribution, assets under management, and sales volume. Marketing allowance payments are generally based on a fixed percentage of annual product sales and generally range from 10 to 50 basis points (0.10% to 0.50%). Payments may also be based on a percentage of assets under management or paid as a specified dollar amount. Marketing support payments may be in the form of cash and/or non-cash compensation to or on behalf of Financial Institutions and their registered representatives, and are intended to provide us with exposure to registered representatives so that we may build relationships or educate them about product features and benefits. Examples of such payments include, but are not limited to, reimbursements for representative training or “due diligence” meetings (including travel and lodging expenses); client and prospecting events; speaker fees; business development and educational enhancement items (such as software packages containing information for broker use, or prospecting lists); sponsorship payments for participation at conferences and meetings; and other support services, including payments to third party vendors for such services. Payments or reimbursements for meetings and seminars are generally based on the anticipated level of participation and/or accessibility and the size of the audience. Subject to applicable laws and regulations including FINRA rules of conduct and DOL rules and regulations, we may also provide cash and/or non-cash compensation to registered representatives in the form of gifts, promotional items, occasional meals, and entertainment. Registered representatives may qualify for different levels of sales and service support depending on the volume of business that they do with us.

We may use any of our corporate assets to cover the cost of distribution, including any profit from the Contract's mortality and expense risk charge and other charges.

The alphabetical listing below details the 20 Financial Institutions that received the largest amounts of marketing allowance payments and/or marketing support payments in 2017 from the Distributor and/or Jackson in relation to the sale of Jackson and Jackson of NY variable insurance products. The total payments received by a Financial Institution is based on sales of all Jackson and Jackson of NY variable insurance products, thus a Financial Institution may appear on the list even if it is not receiving any payments with respect to sales of the Contracts. Payments to these firms ranged from approximately $475 thousand to approximately $20 million.

Cetera Advisor Networks, LLC
Cetera Advisors, LLC
Commonwealth Financial Network
Hantz Financial Services
INVEST Financial Corporation*
Lincoln Financial Advisors
LPL Financial Services
MetLife Securities, Inc.
MML Investors Services, LLC
Morgan Stanley
National Planning Corporation*
Raymond James & Associates, Inc.
Securities America, Inc.
Signator Investors, Inc.
SII Investments, Inc.*
Stifel Nicolaus & Company, Inc.
Transamerica Financial Advisors, Inc.
UBS Financial Services, Inc.
Voya Financial Advisors, Inc.
Wells Fargo Advisors, LLC

*Jackson affiliate.

Please see Appendix C for a complete list of Financial Institutions that received amounts of marketing allowance payments and/or marketing support payments in 2017 from the Distributor and/or Jackson in relation to the sale of our variable insurance products.

While we endeavor to update this list on an annual basis, please note that interim changes or new arrangements may not be listed and may involve substantial payments on a forward going basis.

Compensation is also paid to employees of the Distributor and/or Jackson who are responsible for providing services to Financial Institutions. These employees are generally referred to as "wholesalers" and may meet with Financial Institutions and/or their registered representatives to provide training and sales support. The compensation paid to the wholesalers may vary based on a number of factors, including Premium payments; types of Contracts or optional benefits (if any) sold by the Financial Institutions that the wholesaler services; wholesaler performance; and overall company performance. The wholesaler may be required to achieve internally-assigned goals related to the same type of factors and may receive bonus payments for the achievement of individual and/or company-wide goals.

In addition to the Distributor, the following Financial Institutions are affiliated with Jackson and under common control within the same holding company structure:

•	National Planning Corporation,

•	SII Investments, Inc.,

•	IFC Holdings, Inc. d/b/a Invest Financial Corporation, and

•	Investment Centers of America, Inc.

The Distributor also has relationships with the sub-advisers to the various underlying Funds and their affiliates. The Distributor receives payments from some sub-advisers to assist in defraying the costs of certain promotional and marketing meetings hosted by the Distributor in which the sub-advisers participate. The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred and the level of the sub-adviser's participation. Our affiliated Financial Institutions may have other relationships with the sub-advisers (apart from Jackson) including selling retail mutual funds managed or advised by certain sub-advisers.

All of the compensation described here, and other compensation or benefits provided by the Distributor and/or Jackson or our affiliates, may be greater or less than the total compensation on similar or other products. The amount and/or structure of the compensation can create a conflict of interest as it may influence your Financial Institution and registered representative to present this Contract over other investment alternatives. The variations in compensation, however, may also reflect differences in sales effort or ongoing customer services expected of the Financial Institution and registered representative. You may ask your registered representative about any variations and how he or she and his or her Financial Institution are compensated for selling the Contract.

PURCHASES

Minimum Initial Premium:

•	$5,000 under most circumstances

•	$2,000 for a qualified plan Contract

Minimum Additional Premiums:

•	$500 for a qualified or non-qualified plan

•	$50 for an automatic payment plan

•
You can pay additional Premiums at any time during the accumulation phase unless a specific optional benefit or feature provides limitations. However, if you purchase your Contract in the state of Mississippi before April 30, 2012, no Premiums will be accepted after the first Contract Year.

These minimums apply to purchases, but do not preclude subsequent partial withdrawals that would reduce Contract Values below the minimum initial purchase amounts, as long as the amount left in the account is sufficient to pay the withdrawal charge. We reserve the right to limit the number of Contracts that you may purchase. We also reserve the right to refuse any Premium payment. There is a $100 minimum balance requirement for each Investment Division and Fixed Account. We reserve the right to restrict availability or impose restrictions on the Fixed Account and the GMWB Fixed Account.

Maximum Premiums:

•	The maximum aggregate Premiums you may make without our prior approval is $1 million.

The payment of subsequent Premiums, depending on market conditions at the time they are made, may or may not contribute to the various benefits under your Contract, including the enhanced death benefits or any GMWB. Our right to restrict Premiums to a lesser maximum amount may also affect the benefits under your Contract.

Allocations of Premium. You may allocate your Premiums to one or more of the Investment Divisions and Fixed Account. Each allocation must be a whole percentage between 0% and 100%. The minimum amount you may allocate to the Investment Division or a Fixed Account is $100. We will allocate any additional Premiums you pay in the same way unless you instruct us otherwise.

You may not allocate your Contract Values among more than 99 Investment Divisions, Fixed Account Options and the GMWB Fixed Account at any one time. Additionally, you may not choose to allocate your Premiums to the GMWB Fixed Account; however, Contract Value may be automatically allocated to the GMWB Fixed Account according to non-discretionary formulas if you have purchased the optional Jackson Select Protector GMWB. For more detailed information regarding Jackson Select Protector GMWB, please see “For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up and Transfer of Assets Endorsement” beginning on page 81.

We will issue your Contract and allocate your first Premium within two Business Days (days when the New York Stock Exchange is open) after we receive your first Premium and all information that we require for the purchase of a Contract. If we do not receive all of the information that we require, we will contact you to get the necessary information. If for some reason we are unable to complete this process within five Business Days, we will return your money. Each Business Day ends when the New York Stock Exchange closes (usually 4:00 p.m. Eastern time).

Optional Contract Enhancements.

PLEASE NOTE: EFFECTIVE OCTOBER 15, 2012, THESE ENDORSEMENTS ARE NOT CURRENTLY AVAILABLE TO ADD TO A CONTRACT.

You may elect one of our five optional Contract Enhancement endorsements. The Contract Enhancement endorsements available are the 2% Contract Enhancement endorsement, 3% Contract Enhancement endorsement, 4% Contract Enhancement endorsement, 5% Contract Enhancement endorsement, or 6% Contract Enhancement endorsement. Contract Enhancement endorsements are available only at the time you purchase your Contract and to Owners 87 years old and younger. If elected, a Contract Enhancement endorsement cannot be canceled. You may not elect the 3%, 4%, 5%, or 6% Contract Enhancement endorsements with the 20% Additional Free Withdrawal endorsement. In addition, if you elect any Contract Enhancement endorsement, you cannot select the Capital Protection Program.

If you elect a Contract Enhancement endorsement, the following Fixed Account restrictions currently apply during the first seven Contract Years (five Contract Years for the 2% Contract Enhancement). The three, five and seven year Fixed Account Options are not available and transfers to any Fixed Account Option are not permitted (including under the Dollar Cost Averaging program). Premiums may be allocated to the one year Fixed Account Option. However, any Premium allocated to the one year Fixed Account must be transferred out of the one year Fixed Account in a series of scheduled monthly transfers to your choice of Investment Divisions within either a 6 or 12 month period beginning on the date we received the Premium. Therefore, at the end of the 6 or 12 month period, all amounts in the one year Fixed Account will have been transferred out of the one year Fixed Account. (See "Fixed Account Options" on page 15.) These restrictions may be modified, eliminated, or otherwise revised, at which time we will provide you with written notice of the changes.

If an optional Contract Enhancement endorsement is elected, then at the end of any Business Day in the first seven Contract Years (five Contract Years for the 2% Contract Enhancement) when we receive a Premium payment, we will credit your Contract Value with a Contract Enhancement. The actual Contract Enhancement percentage applied to the Premium payment varies, depending upon which Contract Enhancement you have elected and the Contract Year in which you make your payment. Therefore, the dollar amount of the actual Contract Enhancement credited to your Contract Value also varies, depending on the Contract Enhancement percentage applied and the amount of the Premium payment. The Contract Enhancement percentage applied to a Premium payment is generally a declining and lesser percentage for Premium payments received after the first Contract Year (see the schedules below).

In addition, since total expenses for a Contract with a Contract Enhancement are higher than those for a Contract without a Contract Enhancement, it is possible that upon surrender you will receive less money back than you would have if you had not elected a Contract Enhancement. This is discussed further on page 59.

2% Contract Enhancement endorsement

	Contract Year Premium is Received
	0-1	1-2	2-3	3-4	4-5	5+
Contract Enhancement Percentage of the Premium Payment	2.00%	2.00%	1.25%	1.25%	0.50%	0%

3% Contract Enhancement endorsement

	Contract Year Premium is Received
	0-1	1-2	2-3	3-4	4-5	5-6	6-7	7+
Contract Enhancement Percentage of the Premium Payment	3.00%	3.00%	2.25%	2.00%	2.00%	1.00%	1.00%	0%

4% Contract Enhancement endorsement

	Contract Year Premium is Received
	0-1	1-2	2-3	3-4	4-5	5-6	6-7	7+
Contract Enhancement Percentage of the Premium Payment	4.00%	4.00%	3.00%	2.50%	2.50%	1.25%	1.25%	0%

5% Contract Enhancement endorsement

	Contract Year Premium is Received
	0-1	1-2	2-3	3-4	4-5	5-6	6-7	7+
Contract Enhancement Percentage of the Premium Payment	5.00%	4.50%	3.75%	3.00%	2.25%	1.75%	1.00%	0%

6% Contract Enhancement endorsement

	Contract Year Premium is Received
	0-1	1-2	2-3	3-4	4-5	5-6	6-7	7+
Contract Enhancement Percentage of the Premium Payment	6.00%	5.50%	4.75%	4.00%	3.25%	2.50%	1.25%	0%

There is a charge for the optional Contract Enhancement endorsements that is assessed against the Investment Divisions, the Fixed Account and the GMWB Fixed Account for the Contract Enhancements, and its amount depends upon which Contract Enhancement endorsement you elect. For more information about the charges for these endorsements, please see “Contract Enhancement Charge” on page 41.

We will also impose a Contract Enhancement recapture charge if you:

•
make a total withdrawal within the recapture charge schedule or a partial withdrawal within the recapture charge schedule in excess of the free withdrawals permitted by your Contract (or an additional free withdrawal endorsement if elected) (the recapture charge is imposed only on the excess amount above the free withdrawal amount),

•
make a partial withdrawal within the recapture charge schedule in excess of the required minimum distribution of the Internal Revenue Code (the entire withdrawal will be assessed the applicable recapture charge),

•
elect to receive payment under an income option (see Example 3 in Appendix B) (for more information about these income options, see “INCOME PAYMENTS (THE INCOME PHASE)” beginning on page 147) within the recapture charge schedule, or

•	return your Contract during the Free Look period. (If you return your Contract during the Free Look period, the entire amount of the Contract Enhancement will be recaptured.)

The Recapture Charge schedule(s) can be found beginning on page 41 of this prospectus. The percentage amount of the recapture charge depends upon (i) the corresponding declining amount of the Contract Enhancement based on the Contract Year when the Premium payment being withdrawn was received and (ii) when the recapture charge is imposed based on the Completed Years since the receipt of the related Premium. (See the examples in Appendix B showing how these recapture charges are applied to withdrawals.)

We will not impose the Contract Enhancement recapture charge on any amounts paid out as:

•	earnings (excess of your Contract Value allocated to the Investment Divisions, the Fixed Account and the GMWB Fixed Account over your Remaining Premiums allocated to those accounts)

•	death benefits;

•	withdrawals taken under the additional free withdrawal provisions;

•
withdrawals necessary to satisfy the required minimum distribution of the Internal Revenue Code (but if the requested withdrawal exceeds the required minimum distribution, then the entire withdrawal will be assessed the applicable recapture charge);

•
if permitted by your state, additional withdrawals of up to $250,000 from the Separate Account, the Fixed Account Options (subject to certain exclusions) and the GMWB Fixed Account if you incur a terminal illness or if you need extended hospital or nursing home care as provided in your Contract (see "Waiver of Withdrawal and Recapture Charges for Certain Emergencies" on page 66 for more information); or

•
if permitted by your state, additional withdrawals of up to 25% (12 1/2% for each of two joint Owners) of your Contract Value from the Separate Account, the Fixed Account Options (subject to certain exclusions) and the GMWB Fixed Account if you incur certain serious medical conditions specified in your Contract (see "Waiver of Withdrawal and Recapture Charges for Certain Emergencies" on page 66 for more information).

For purposes of the recapture charge, we treat withdrawals as coming first from earnings and then from the oldest Remaining Premium, based on the completed years (12 months) since the receipt of Premiums. (See example 2 in Appendix B for an illustration.) We expect to make a profit on these charges for the Contract Enhancements. Examples in Appendix B may assist you in understanding how recapture charges for the Contract Enhancements work. In certain situations, both a recapture charge and a withdrawal charge will be charged on your withdrawal amount (see examples 1 and 2 in Appendix B).

Your Contract Value will reflect any gains or losses attributable to a Contract Enhancement. Contract Enhancements, and any increase in value attributable to a Contract Enhancement, distributed under your Contract will be considered earnings under the Contract for tax purposes.

As referenced above, there is a charge for the optional Contract Enhancement endorsements. This Contract Enhancement charge is based on the average daily net asset value of your allocations to the Investment Divisions and is deducted from the total value of the Separate Account. In addition, for the Fixed Account and the GMWB Fixed Account, the Contract Enhancement charge lowers the credited rate that would apply if the Contract Enhancement had not been elected. Therefore, you will incur charges on the entire amounts included in your Contract, which includes Premium payments made in the first seven Contract Years (five for the 2% Contract Enhancement), the Contract Enhancement and the earnings, if any, on such amounts for the first seven Contract Years (five for the 2% Contract Enhancement). As a result, the aggregate charges assessed will be higher than those that would be charged if you did not elect a Contract Enhancement. Accordingly, it is possible that upon surrender, you will receive less money back than you would have if you had not elected a Contract Enhancement. We will impose a Contract Enhancement recapture charge if you make withdrawals in the first seven Contract Years (five Contract Years for the 2% Contract Enhancement). We expect to profit from certain charges assessed under the Contract, including the withdrawal charge, the mortality and expense risk charge and the Contract Enhancement charge.

Charges for the Contract Enhancement are not assessed after the seventh Contract Year (fifth for the 2% Contract Enhancement). Accordingly, the increased Contract Value resulting from a Contract Enhancement is reduced during the first seven Contract Years (five for the 2% Contract Enhancement) by the operation of the Contract Enhancement charge. If you make Premium payments only in the first Contract Year and do not make a withdrawal during the first seven years (five for the 2% Contract Enhancement), at the end of the seven-year period (five for the 2% Contract Enhancement) that the Contract Enhancement charge is applicable, the Contract Value will be equal to or slightly higher than if you had not selected a Contract Enhancement, regardless of investment performance. Contract Values may also be higher if you pay additional Premium payments in the first Contract Year, because those additional amounts will be subject to the Contract Enhancement charge for less than seven full years (five for the 2% Contract Enhancement).

In the first seven Contract Years (five for the 2% Contract Enhancement), the Contract Enhancement typically will be beneficial (even in circumstances where cash surrender value may not be higher than Contracts without the Contract Enhancement) in the following circumstances:

•	death benefits computed on the basis of Contract Value;

•	withdrawals taken under the 10% free withdrawal provision (or the 20% Additional Free Withdrawal endorsement, if elected);

•	withdrawals necessary to satisfy the required minimum distribution of the Internal Revenue Code;

•	if permitted by your state, withdrawals under our:

◦	Terminal Illness Benefit;

◦	Specified Conditions Benefit; or

◦	Extended Care Benefit. (See page 66 below.)

You may not elect the 3%, 4%, 5%, or 6% Contract Enhancement endorsements with the 20% Additional Free Withdrawal option. In addition, you currently may not elect any Contract Enhancement endorsement with the Capital Protection Program.

Capital Protection Program. If you select our Capital Protection Program at issue, we will allocate enough of your Premium to the Fixed Account you select to assure that the amount so allocated will equal, at the end of a selected period of 1, 3, 5, or 7 years, your total original Premium paid. You may allocate the rest of your Premium to any Investment Division(s). If any part of the Fixed Account value is surrendered or transferred before the end of the selected guaranteed period, the value at the end of that period will not equal the original Premium. This program is available only if Fixed Account Options are available. There is no charge for the Capital Protection Program. You should consult your Jackson representative with respect to the current availability of Fixed Account Options, their limitations, and the availability of the Capital Protection Program.

Currently, the Capital Protection Program is not available if you elect a Contract Enhancement endorsement.

For an example of capital protection, assume you made a Premium payment of $10,000 when the interest rate for the three-year guaranteed period was 3% per year. We would allocate $9,152 to that Guarantee Period because $9,152 would increase at that interest rate to $10,000 after three years, assuming no withdrawals are taken. The remaining $848 of the payment would be allocated to the Investment Division(s) you selected.

Alternatively, assume Jackson receives a Premium payment of $10,000 when the interest rate for the 7-year period is 6.75% per year. Jackson will allocate $6,331 to that Guarantee Period because $6,331 will increase at that interest rate to $10,000 after 7 years. The remaining $3,669 of the payment will be allocated to the Investment Division(s) you selected.

Thus, as these examples demonstrate, the shorter Guarantee Periods require allocation of substantially all your Premium to achieve the intended result. In each case, the results will depend on the interest rate declared for the Guarantee Period.

The Capital Protection Program will not be available if you purchase the Jackson Select Protector GMWB.

Accumulation Units. Your Contract Value allocated to the Investment Divisions will go up or down depending on the performance of the Investment Divisions you select. In order to keep track of the value of your Contract during the accumulation phase, we use a unit of measure called an “Accumulation Unit.” During the income phase we use a measure called an “Annuity Unit.”

Every Business Day, we determine the value of an Accumulation Unit for each of the Investment Divisions by:

•	determining the total amount of assets held in the particular Investment Division;

•	subtracting any asset-based charges and taxes chargeable under the Contract; and

•	dividing this amount by the number of outstanding Accumulation Units.

Charges deducted through the cancellation of units are not reflected in this computation.

The value of an Accumulation Unit may go up or down from day to day. The base Contract has a different Accumulation Unit value than each combination of optional endorsements an Owner may elect, based on the differing amount of charges applied in calculating that Accumulation Unit value.

When you make a Premium payment, we credit your Contract with Accumulation Units. The number of Accumulation Units we credit is determined at the close of that Business Day by dividing the amount of the Premium allocated to any Investment Division by the value of the Accumulation Unit for that Investment Division that reflects the combination of optional endorsements you have elected and their respective charges.

TRANSFERS AND FREQUENT TRANSFER RESTRICTIONS

You may transfer your Contract Value between and among the Investment Divisions at any time, unless transfers are subject to other limitations, but transfers between an Investment Division and the Fixed Account must occur prior to the Income Date.

You can make 25 transfers every Contract Year without charge.

A transfer will be effective as of the end of the Business Day when we receive your transfer request in Good Order, and we will disclaim all liability for transfers made based on your transfer instructions, or the instructions of a third party authorized to submit transfer requests on your behalf.

Transfers from the Fixed Account generally will be subject to any applicable Excess Interest Adjustment.

Potential Limits and Conditions on Fixed Account Transfers. There may be periods when we do not offer any Fixed Account. We can prohibit or impose limitations or other requirements on transfers to or from the Fixed Account as permitted by applicable law. Currently, for Contracts with an optional Contract Enhancement, transfers are not permitted to a Fixed Account Option during the first seven Contract Years (five Contract Years for the 2% Contract Enhancement). This restriction may be modified, eliminated, or otherwise revised, at which time we will provide you with written notice of the changes.

In addition, we also specifically reserve the right to impose the limitations and conditions set forth in 1-4 below with respect to the one-year Fixed Account Option. Although we are not imposing these restrictions as of the date of this prospectus, if we do decide to impose them, they could provide as follows with respect to both new and already outstanding Contracts:

1. During any Contract Year, the aggregate dollar amount of all transfers from the one-year Fixed Account Option (including transfers at the end of the one-year period) could not exceed whichever of the following three maximums apply to you for that year:

•
Maximum transfers during the first Contract Year in which you have Contract Value in the one-year Fixed Account Option subject to these restrictions: 1/3 of your Contract Value in the one-year Fixed Account Option as of the most recent Contract Anniversary;

•	Maximum transfers during any subsequent Contract Year, if you had Contract Value subject to these restrictions during the preceding Contract year:

◦	1/3 of your Contract Value in the one-year Fixed Account Option as of the most recent Contract Anniversary if you did not make a 1/3 transfer in the preceding year as mentioned above or

◦	1/2 of your Contract Value in the one-year Fixed Account Option as of the most recent Contract Anniversary if you did make such a 1/3 transfer in the preceding year; or

•
Maximum transfers during any Contract Year, if you had Contract Value subject to these restrictions during both of the preceding two Contract Years and, in those years, you made the 1/3 maximum transfer in the first year and 1/2 maximum transfer in the second year as mentioned above: all of your remaining Contract Value in the one-year Fixed Account Option.

2. We could require that any transfer from the one-year Fixed Account Option in a Contract Year occur at least twelve months after the most recent such transfer in the previous Contract Year.

3. We could restrict or prohibit your transfers into or allocations of any additional Premiums to the one-year Fixed Account Option in any Contract Year in which you make a transfer from the one-year Fixed Account Option.

4. We could restrict or prohibit your transfers from the one-year Fixed Account Option in any Contract Year in which you make a transfer into or allocate any additional Premiums to the one-year Fixed Account Option.

We may impose restrictions 1-4 separately or in combination but we expect that they would be imposed as a group, so that you would be subject to all of these restrictions if you are subject to any of them.

Certain systematic investment programs could be excluded from the restrictions listed in 1-4 above, such that transfers under those programs would not count against the maximum amounts that may be transferred out of the one-year Fixed Account Option and the Contract Value under such programs would be excluded from the computation of such maximum amounts.

We also could permit or require that a systematic transfer program be used to make transfers from any Fixed Account Options. For example, you could be permitted to have the three transfers that are referred to in restriction 1 above automated through a systematic transfer out (“STO”) on each of your next three Contract Anniversaries. The amount automatically transferred on each of such three Contract Anniversaries would be the maximum amount that would be permitted to be transferred on that date under restriction 1, such that following the automatic STO transfer on the third such Contract Anniversary you would no longer have any Contract Value in the one-year Fixed Account Option. If we establish such an STO for you, however, we would (pursuant to restrictions 3 and 4 above) prohibit you from making any other transfer from, or any Premium payments or transfers into, the one-year Fixed Account Option during any Contract Year in which an automatic STO transfer is made for you. Also (pursuant to restriction 2 above) you could elect such an STO only if (i) at least twelve calendar months have passed since your last STO program (if any) had ended and (ii) during the Contract Year in which you make the election, you have not made any transfers from, or any Premium payments or transfers into the one-year Fixed Account Option (unless you made the transfer or Premium payment before the time we had instituted restrictions 1-4). Transfers pursuant to any STO would not count toward your 25 free transfer limit.

If we require you to commence an STO at a time when, due to any of the foregoing restrictions, you would not be eligible to elect such a program, the three annual STO transfers will be delayed. In that case, the first such STO transfer would occur on the first Contract Anniversary after you are eligible to elect an STO.

If we impose the restrictions described in 1-4 above, we would provide you prompt written notice of that fact, as well as any requirement or option to commence an STO. In that case, the restrictions would be effective immediately and we would not expect to provide you with an opportunity to make transfers from the one-year Fixed Account Option, other than in compliance with and subject to the limitations in such restrictions. Accordingly, you should consider whether you are willing to be subject to those limitations before you allocate any Premiums or transfers to the one-year Fixed Account Option.

We also may restrict your participation in any systematic investment program if you allocate any amounts to a Fixed Account Option.

Restrictions on Transfers: Market Timing. The Contract is not designed for frequent transfers by anyone. Frequent transfers between and among Investment Divisions may disrupt the underlying Funds and could negatively impact performance, by interfering with efficient management and reducing long-term returns, and increasing administrative costs. Frequent transfers may also dilute the value of shares of an underlying Fund. Neither the Contracts nor the underlying Funds are meant to promote any active trading strategy, like market timing. Allowing frequent transfers by one or some Owners could be at the expense of other Owners of the Contract. To protect Owners and the underlying Funds, we have policies and procedures to deter frequent transfers between and among the Investment Divisions.

Under these policies and procedures, there is a $25 charge per transfer after 25 in a Contract Year, and no round trip transfers are allowed within 15 calendar days. Also, we could restrict your ability to make transfers to or from one or more of the Investment Divisions, which possible restrictions may include, but are not limited to:

•	limiting the number of transfers over a period of time;

•	requiring a minimum time period between each transfer;

•	limiting transfer requests from an agent acting on behalf of one or more Owners or under a power of attorney on behalf of one or more Owners; or

•	limiting the dollar amount that you may transfer at any one time.

To the extent permitted by applicable law, we reserve the right to restrict the number of transfers per year that you can request and to restrict you from making transfers on consecutive Business Days. In addition, your right to make transfers between and among Investment Divisions may be modified if we determine that the exercise by one or more Owners is, or would be, to the disadvantage of other Owners.

We continuously monitor transfers under the Contract for disruptive activity based on frequency, pattern and size. We will more closely monitor Contracts with disruptive activity, placing them on a watch list, and if the disruptive activity continues, we will restrict the availability of electronic or telephonic means to make a transfer, instead requiring that transfer instructions be mailed through regular U.S. postal service, and/or terminate the ability to make transfers completely, as necessary. If we terminate your ability to make transfers, you may need to make a partial withdrawal to access the Contract Value in the Investment Division(s) from which you sought a transfer. We will notify you and your representative in writing within five days of placing the Contract on a watch list.

Regarding round trip transfers, we will allow redemptions from an Investment Division; however, once a complete or partial redemption has been made from an Investment Division through an Investment Division transfer, you will not be permitted to transfer any value back into that Investment Division within 15 calendar days of the redemption. We will treat as short-term trading activity any transfer that is requested into an Investment Division that was previously redeemed within the previous 15 calendar days, whether the transfer was requested by you or a third party.

Our policies and procedures do not apply to the money market Investment Division, the Fixed Account, the GMWB Fixed Account, Dollar Cost Averaging, Earnings Sweep or the Automatic Rebalancing program. We may also make exceptions that involve an administrative error, or a personal unanticipated financial emergency of an Owner resulting from an identified health, employment, or other financial or personal event that makes the existing allocation imprudent or a hardship. These limited exceptions will be granted by an oversight team pursuant to procedures designed to result in their consistent application. Please contact our Annuity Service Center if you believe your transfer request entails a financial emergency.

Otherwise, we do not exempt any person or class of persons from our policies and procedures. We have agreements allowing for asset allocation and investment advisory services that are not only subject to our policies and procedures, but also to additional conditions and limitations, intended to limit the potential adverse impact of these activities on other Owners of the Contract. We expect to apply our policies and procedures uniformly, but because detection and deterrence involves judgments that are inherently subjective, we cannot guarantee that we will detect and deter every Contract engaging in frequent transfers every time. If these policies and procedures are ineffective, the adverse consequences described above could occur. We also expect to apply our policies and procedures in a manner reasonably designed to prevent transfers that we consider to be to the disadvantage of other Owners, and we may take whatever action we deem appropriate, without prior notice, to comply with or take advantage of any state or federal regulatory requirement.

TELEPHONE AND INTERNET TRANSACTIONS

The Basics. You can request certain transactions by telephone or at www.jackson.com, our Internet website, subject to our right to terminate electronic or telephonic transfer privileges described above. Our Annuity Service Center representatives are available during business hours to provide you with information about your account. We require that you provide proper identification before performing transactions over the telephone or through our Internet website. For Internet transactions, this will include a Personal Identification Number (PIN). You may establish or change your PIN at www.jackson.com.

What You Can Do and How. You may make transfers by telephone or through the Internet unless you elect not to have this privilege. Any authorization you provide to us in an application, at our website, or through other means will authorize us to accept transaction instructions, including Investment Division transfers/allocations, by you and your financial representative unless you notify us to the contrary. To notify us, please call us at the Annuity Service Center. Our contact information is on the cover page of this prospectus and the number is referenced in your Contract or on your quarterly statement.

What You Can Do and When. When authorizing a transfer, you must complete your telephone call by the close of the New York Stock Exchange (usually 4:00 p.m. Eastern time) in order to receive that day's Accumulation Unit value for an Investment Division.

Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgement we return to you. If the time and date indicated on the acknowledgement is before the close of the New York Stock Exchange, the instructions will be carried out that day. Otherwise the instructions will be carried out the next Business Day. We will retain permanent records of all web-based transactions by confirmation number. If you do not receive an electronic acknowledgement, you should telephone our Annuity Service Center immediately.

How to Cancel a Transaction. You may only cancel an earlier telephonic or electronic transfer request made on the same day by calling the Annuity Service Center before the New York Stock Exchange closes. Otherwise, your cancellation instruction will not be allowed because of the round trip transfer restriction.

Our Procedures. Our procedures are designed to provide reasonable assurance that telephone or any other electronic authorizations are genuine. Our procedures include requesting identifying information and tape-recording telephone communications and other specific details. We and our affiliates disclaim all liability for any claim, loss or expense resulting from any alleged error or mistake in connection with a transaction requested by telephone or other electronic means that you did not authorize. However, if we fail to employ reasonable procedures to ensure that all requested transactions are properly authorized, we may be held liable for such losses.

We do not guarantee access to telephonic and electronic information or that we will be able to accept transaction instructions via the telephone or electronic means at all times. We also reserve the right to modify, limit, restrict, or discontinue at any time and without notice the acceptance of instruction from someone other than you and/or this telephonic and electronic transaction privilege. Elections of any optional benefit or program must be in writing and will be effective upon receipt of the request in Good Order.

Upon notification of the Owner's death, any telephone transfer authorization, other than by the surviving joint Owners, designated by the Owner ceases and we will not allow such transactions unless the executor/representative provides written authorization for a person or persons to act on the executor's/representative's behalf.

ACCESS TO YOUR MONEY

You can have access to the money in your Contract:

•	by making either a partial or complete withdrawal,

•	by electing the Systematic Withdrawal Program,

•	by electing a Guaranteed Minimum Withdrawal Benefit, or

•	by electing to receive income payments.

Your Beneficiary can have access to the money in your Contract when a death benefit is paid.

Withdrawals under the Contract may be subject to a withdrawal charge. For purposes of the withdrawal charge, we treat withdrawals as coming first from earnings and then from the oldest Remaining Premium. When you make a complete withdrawal you will receive the value of your Contract as of the end of the Business Day your request is received by us in Good Order, minus any applicable taxes, the annual contract maintenance charge, charges due under any optional endorsement and all applicable withdrawal charges, adjusted for any applicable Excess Interest Adjustment. For more information about withdrawal charges, please see “Withdrawal Charge” beginning on page 39. We will pay the withdrawal proceeds within seven days of a request in Good Order. If a Purchase Payment made by personal check or electronic draft is received within the five days preceding a withdrawal request, we may delay payment of the withdrawal proceeds up to seven days after the date of the request, to ensure the check or electronic draft is not returned due to insufficient funds.

Your withdrawal request must be in writing. We will accept withdrawal requests submitted via facsimile. There are risks associated with not requiring original signatures in order to disburse the money. To minimize the risks, the proceeds will be sent to your last recorded address in our records, so be sure to notify us, in writing, with an original signature of any address change. We do not assume responsibility for improper disbursements if you have failed to provide us with the current address to which the proceeds should be sent.

Except in connection with the Systematic Withdrawal Program, you must withdraw at least $500 or, if less, the entire amount in the Fixed Account Option or Investment Division from which you are making the withdrawal. If you are not specific in your withdrawal request, your withdrawal will be taken from your allocations to the Investment Divisions, Fixed Account Options, and GMWB Fixed Account based on the proportion their respective values bear to the Contract Value. If you are specific in your withdrawal request, please know that, for Contracts with a GMWB containing a Transfer of Assets provision, the percentage of the partial withdrawal taken from the GMWB Fixed Account cannot exceed the ratio of the GMWB Fixed Account value to the Contract Value.

With the Systematic Withdrawal Program, you may withdraw a specified dollar amount (of at least $50 per withdrawal) or a specified percentage. After your withdrawal, at least $100 must remain in each Fixed Account Option or Investment Division from which the withdrawal was taken. A withdrawal request that would reduce the remaining Contract Value to less than $100 will be treated as a request for a complete withdrawal. If your Contract contains a GMWB containing a Transfer of Assets provision, any systematic withdrawal request for a specified dollar amount or specified percentage from a particular Investment Division, the Fixed Account or the GMWB Fixed Account will be limited in that such withdrawals cannot be made from the GMWB Fixed Account. If you wish your systematic withdrawal to include amounts allocated to the GMWB Fixed Account, your systematic withdrawal must be taken proportionally from all of the allocations (to the Investment Divisions, the GMWB Fixed Account and the Fixed Account) based on their respective values in relation to the Contract Value.

If you have an investment adviser who, for a fee, manages your Contract Value, you may authorize payment of the fee from the Contract by requesting a partial withdrawal. There are conditions and limitations, so please contact our Annuity Service Center for more information. Our contact information is on the cover page of this prospectus. We neither endorse any investment advisers, nor make any representations as to their qualifications. The fee for this service would be covered in a separate agreement between the two of you, and would be in addition to the fees and expenses described in this prospectus.

Income taxes, tax penalties and certain restrictions may apply to any withdrawal you make. There are limitations on withdrawals from qualified plans. For more information, please see “TAXES” beginning on page 160.

Waiver of Withdrawal and Recapture Charges for Certain Emergencies. We will waive the withdrawal charge (withdrawals from the Investment Divisions, the Fixed Account and the GMWB Fixed Account), but not any Excess Interest Adjustment that would otherwise apply in certain circumstances by providing you, at no charge, the following:

•
Terminal Illness Benefit, under which we will waive any withdrawal charges and recapture charges on amounts of up to $250,000 of your Contract Value from the Investment Divisions, Fixed Account (subject to certain exclusions) and the GMWB Fixed Account that you withdraw after providing us with a physician's statement that you have been diagnosed with an illness after the Contract’s issue date that will result in your death within 12 months;

•
Specified Conditions Benefit, under which you may make a one-time withdrawal of up to 25% (for joint Owners, this benefit applies to each of them for 12 1/2%) of your Contract Value from the Investment Divisions, Fixed Account (subject to certain exclusions) and the GMWB Fixed Account with no withdrawal charge or recapture charge after having provided us with a physician's statement that you have been diagnosed with one of the following conditions after the Contract’s issue date:

◦	Heart attack

◦	Stroke

◦	Coronary artery surgery

◦	Life-threatening cancer

◦	Renal failure or

◦	Alzheimer's disease; and

•
Extended Care Benefit, under which we will waive any withdrawal charges and recapture charges on amounts of up to $250,000 of your Contract Value from the Investment Divisions, Fixed Account (subject to certain exclusions) and the GMWB Fixed Account that you withdraw after providing us with a physician's statement that you have been confined to a nursing home or hospital for 90 consecutive days, beginning at least 30 days after your Contract was issued.

You may exercise these benefits once under your Contract.

Optional Five-Year Withdrawal Charge Period. If you are 85 years of age or younger, you may elect an endorsement to your Contract that substitutes for the Contract's usual seven-year withdrawal period a five-year withdrawal period with withdrawal charges in contribution years one through five of 8%, 7%, 6%, 4% and 2%, respectively, and 0% thereafter. The charge for this optional feature on an annualized basis is 0.30% of average daily net asset value of your allocations to the Investment Divisions.

The charges for the Five-Year Withdrawal Charge Period options continue for as long as one holds the Contract. The potential benefits of those options normally will persist for no more than four to six years, depending on performance (the greater the performance the less the benefit) and payment patterns (large subsequent payments in relation to the initial payment make the benefits persist for a longer time than for a Contract where only the initial payment is made). In the case of some surrenders in the second and third Contract years, the Five-Year Withdrawal Charge Period does not provide a benefit and may even impose a small detriment.

20% Additional Free Withdrawal. If you elect the 20% Additional Free Withdrawal endorsement, you may withdraw an additional 20% of Premiums that are subject to a withdrawal charge (subject to certain exclusions), minus earnings, during a Contract Year without a withdrawal charge and you will pay 0.30% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions. This endorsement will replace the 10% Additional Free Withdrawal endorsement. The 20% Additional Free Withdrawal endorsement is a liquidity feature that provides a benefit if you contemplate or need to take large withdrawals. The 20% Additional Free Withdrawal endorsement provides extra liquidity in any market environment but, when it is elected in combination with any GMWB, taking full advantage of the endorsement may have an adverse effect on the GMWB if the withdrawal exceeds the GAWA, as a withdrawal in excess of the GAWA may always reduce the GAWA and potentially limit the benefits available. In fact, any time you use the 20% Additional Free Withdrawal endorsement when the amount of the withdrawal exceeds the GAWA and the Contract Value is less than the GWB, it is disadvantageous. You may not elect this option if you elect the 3%, 4%, 5%, or 6% Contract Enhancement endorsements.

Guaranteed Minimum Withdrawal Benefit Considerations. Most people who are managing their investments to provide retirement income want to provide themselves with sufficient lifetime income and also to provide for an inheritance for their beneficiaries. The main obstacles they face in meeting these goals are the uncertainties as to (i) how much income their investments will produce, and (ii) how long they will live and will need to draw income from their investments. A Guaranteed Minimum Withdrawal Benefit (GMWB) is designed to help reduce these uncertainties.

A GMWB is intended to address those concerns but does not provide any guarantee the income will be sufficient to cover any individual's particular needs. Moreover, the GMWB does not assure that you will receive any return on your investments. The GMWB also does not protect against loss of purchasing power of assets covered by a GMWB due to inflation. Even relatively low levels of inflation may have a significant effect on purchasing power if not offset by stronger positive investment returns. The step-up feature on certain of the GMWBs may provide protection against inflation when there are strong investment returns that coincide with the availability of effecting a step-up. However, strong investment performance will only help the GMWB guard against inflation if the endorsement includes a step-up feature.

Payments under the GMWB will first be made from your Contract Value. Our obligations to pay you more than your Contract Value will only arise under limited circumstances. Thus, in considering the election of any GMWB you need to consider whether the value to you of the level of protection that is provided by a GMWB and its costs, which reduce Contract Value and offset our risks, are consistent with your level of concern and the minimum level of assets that you want to be sure are guaranteed.

The Joint For Life GMWB with Bonus and Step-Up, and the Joint For Life GMWB with Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount endorsements are available only to spouses and differ from the For Life GMWB with Bonus and Step-Up without the Joint Option, and the For Life GMWB with Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount without the Joint Option endorsements (which are available to spouses and unrelated parties) and enjoy the following advantages:

•
If the Contract Value falls to zero, benefit payments under the endorsement will continue until the death of the last surviving Covered Life if the For Life Guarantee is effective. (For more information about the For Life Guarantee and for information on who is a Covered Life under this form of GMWB, please see the “LifeGuard Freedom Flex With Joint Option GMWB” subsection beginning on page 129, and the “Joint For Life GMWB with Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount ” subsection beginning on page 103.)

•
If an Owner dies before the automatic payment of benefits begins, the surviving Covered Life may continue the Contract and the For Life Guarantee is not automatically terminated (as it is on the For Life GMWBs without the Joint Option).

The Joint For Life GMWBs have a higher charge than the respective For Life GMWBs without the Joint Option.

Additionally, the timing and amounts of withdrawals under a GMWB have a significant impact on the amount and duration of benefits. The cumulative cost of a GMWB also is greater the longer the duration of ownership. The closer you are to retirement the more reliably you may be able to forecast your needs to make withdrawals prior to the ages where the amounts of certain benefits (such as a For Life Guarantee (59 1/2) and a GWB adjustment (70)) are locked-in. Conversely, forecasts at younger ages may prove less reliable. You should undertake careful consideration and thorough consultation with your representative or retirement planning agent as to the financial resources and age of the Owner/Annuitant and the value to you of the potentially limited downside protection that a GMWB might provide.

Guaranteed Minimum Withdrawal Benefit Important Special Considerations. Each of the GMWBs provides that the GMWB and all benefits thereunder will terminate on the Income Date, which is the date when annuity payments begin. The Income Date is either a date that you choose or the Latest Income Date. For Contracts issued, the Latest Income Date is the Contract Anniversary on or next following the Owner's 95th birthday under a non-qualified Contract, or such earlier date as required by the applicable qualified plan, law or regulation. For more information, please see “INCOME PAYMENTS (THE INCOME PHASE)” beginning on page 147.

Before (1) electing a GMWB, (2) electing to annuitize your Contract after having purchased a GMWB, or (3) when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB, you should consider whether the termination of all benefits under the GMWB and annuitizing produces the better financial results for you. Naturally, you should discuss with your Jackson representative whether a GMWB is even suitable for you. Consultation with your financial and tax advisor is also recommended.

These considerations are of greater significance if you are thinking about electing or have elected a GMWB For Life, as the For Life payments will cease when you annuitize voluntarily or on the Latest Income Date. Although each of the For Life GMWBs contain an annuitization option that may allow the equivalent of For Life payments when you annuitize on the Latest Income Date, all benefits under a GMWB For Life (and under the other GMWBs) will terminate when you annuitize.

Please note that withdrawals in excess of certain limits may have a significantly negative impact on the value of your GMWB through prematurely reducing the benefit's Guaranteed Withdrawal Balance (GWB) and Guaranteed Annual Withdrawal Amount (GAWA) and, therefore, cause your GMWB to prematurely terminate. Please see “Election” and “Withdrawals” under each GMWB for more information about the GWB and GAWA. Please see the explanations of withdrawals under each of the following GMWB descriptions for more information concerning the effect of excess withdrawals.

Required Minimum Distributions under Certain Tax Qualified Plans (“RMDs”). The following RMD NOTES contain important information about withdrawals of RMDs from a Contract with a GMWB. However, for the MarketGuard Stretch GMWB, please refer to the Stretch RMD Notes on page 144. For certain tax-qualified Contracts, GMWBs allow withdrawals greater than the Guaranteed Annual Withdrawal Amount (GAWA) to meet a Contract’s RMD without compromising the guarantees. The RMD NOTES describe conditions, limitations and special situations related to withdrawals involving a RMD.

RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract. You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements. If your requested RMD exceeds our calculation of the RMD for your Contract, your request will not be eligible for the waiver of any applicable charges (i.e. withdrawal charges and recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction. An RMD exceeding our calculation may also result in an Excess Withdrawal for purposes of your GMWB. For information regarding the RMD calculation for your Contract, please contact our Annuity Service Center. Our contact information is on the cover page of this prospectus.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. But with a GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the endorsement's guarantees may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2019 Contract Year (ending June 30) is $10. The RMDs for calendar years 2018 and 2019 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2018 and $8 in each of the two halves of calendar year 2019, then at the time the withdrawal in the first half of calendar year 2019 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2019 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule permits that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1948, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2018 RMD) until March 30, 2019, he may still take the 2019 RMD before the next Contract Year begins, June 30, 2019 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2019 RMD) after June 30, 2019, he should wait until the next Contract Year begins (that is after June 30, 2020) to take his third RMD (the 2020 RMD) because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant or specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix D and in Appendix G under section “II. MarketGuard Stretch”, specifically examples 4, 5, and 7, and in Appendix F and in Appendix G under section “I. LifeGuard Freedom 6 Net”, specifically examples 6, 7, and 9.  Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that a particular GMWB ultimately suits your needs relative to your RMD.

In addition, with regard to required minimum distributions (RMDs) under an IRA only, it is important to consult your financial and tax advisor to determine whether the benefits of a particular GMWB will satisfy your RMD requirements or whether there are other IRA holdings that can satisfy the aggregate RMD requirements. With regard to other qualified plans, you must determine what your qualified plan permits. Distributions under qualified plans and Tax-Sheltered Annuities must begin by the later of the calendar year in which you attain age 70 1/2 or the calendar year in which you retire. You do not necessarily have to annuitize your Contract to meet the minimum distribution requirements.

Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up (“SafeGuard Max”). The following description of this GMWB is supplemented by the examples in Appendix D, particularly example 2 for the varying benefit percentage and examples 6 and 7 for the step-ups.

PLEASE NOTE: EFFECTIVE APRIL 29, 2013, THIS ENDORSEMENT IS CURRENTLY NO LONGER AVAILABLE TO ADD TO A CONTRACT.

This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) until the earlier of:

•	The Owner’s (or any joint Owner’s) death;

Or

•	Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals.

PLEASE NOTE: The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners up to 85 years old (proof of age is required); may be added to a Contract on the Issue Date or on any Contract Anniversary; and once added cannot be canceled. If you want to elect this GMWB after the Contract Issue Date on a Contract Anniversary (subject to availability), we must receive a request in Good Order within 30 calendar days prior to the Contract Anniversary. We allow ownership changes of a Contract with this GMWB (i) from an Owner that is a natural person to a trust, if that individual and the Annuitant are the same person or (ii) when the Owner is a legal entity, to another legal entity or the Annuitant, provided these changes are not taxable events under the Code. In certain circumstances, we may permit the elimination of a joint Owner in the event of divorce. For Contracts purchased in the state of Oregon, other ownership changes may be permitted, however any ownership change not described above as a permitted change will result in termination of the GMWB. Otherwise, ownership changes are not allowed. When the Owner is a legal entity, changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit cause the GWB and GAWA to be recalculated. Please see “Election” and “Withdrawals” below for more information about the GWB and GAWA.

Election. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to the Contract on the Issue Date –	The GWB equals initial Premium net of any applicable Premium taxes.
The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

When this GMWB is added to the Contract on any Contract Anniversary –	The GWB equals Contract Value less the recapture charge on any Contract Enhancement.
The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why Premium (net of any applicable Premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you instead added this GMWB to your Contract post issue on a Contract Anniversary (subject to availability), the GWB was calculated based on Contract Value, which included any previously applied Contract Enhancements, and, as a result, we subtracted any applicable recapture charge from the Contract Value to calculate the GWB. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. (See Example 1 in Appendix D.) The GWB can never be more than $5 million (including upon step-up), and the GWB is reduced by each withdrawal.

PLEASE NOTE: Upon the Owner's death, this GMWB might be continued by a spousal Beneficiary. Please see the “Spousal Continuation” subsection below for more information.

Withdrawals. The GAWA percentage and the GAWA are determined at the time of the first withdrawal. Once the GAWA percentage is determined, it will not change. The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal. The GAWA percentage varies according to age group and is determined based on the Owner's attained age at the time of the first withdrawal. If there are joint Owners, the GAWA percentage is based on the attained age of the oldest joint Owner. (In the examples in Appendix D and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.) The GAWA percentage for each age group is:

Ages	GAWA Percentage
0 – 74	7%
75 – 79	8%
80 – 84	9%
85+	10%

We reserve the right to prospectively change the GAWA percentages, including the age bands, on new GMWB endorsements. We recommend you check with your representative to learn about the current level of the GAWA percentages, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. If we change the GAWA percentages described above, we will follow these procedures:
1) When we issue your Contract we will deliver a copy of the prospectus that includes the notice of change of GAWA percentages in the form of a prospectus update to you. You will have until the end of the Free Look period to cancel your Contract and this GMWB by returning the Contract to us pursuant to the provisions of the Free Look section (please see “Free Look” on page 164).
2) If you are an existing Owner and are eligible to elect this GMWB after the Issue Date, at the time we change the GAWA percentages we will send you the notice of change of GAWA percentages in the form of a prospectus update. If you later elect this GMWB, when we receive your election, we will send you the required endorsement with a duplicate notice of change of GAWA percentages. You will have 30 days after receiving the notice to cancel your election of this GMWB by returning the endorsement to us.
In each case, the actual GAWA percentages will be reflected in your Contract endorsement.

Withdrawals cause the GWB to be recalculated. Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). If the GWB falls below the GAWA at the end of a Contract Year, the GAWA will be reset to equal the GWB. This may occur, when over time, payment of guaranteed withdrawals is nearly complete and the GWB has been depleted. The tables below clarify what happens in each instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix D supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, please see “RMD NOTES” under “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” on page 68, for more information.

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the withdrawal less the withdrawal; Or
	●	Zero.
The GAWA is unchanged. At the end of each Contract Year, if the GWB is less than the GAWA, the GAWA is set equal to the GWB.

You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount. The GAWA is also likely to be reduced. Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit and may lead to its premature termination.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
●
The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.
The GAWA is recalculated, equaling:
	●	The GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.

The Excess Withdrawal is defined to be the lesser of:

•	The total amount of the current partial withdrawal, Or

•	The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment. For more information, please see “THE FIXED ACCOUNT AND GMWB FIXED ACCOUNT” beginning on page 15. Withdrawals may be subject to a recapture charge on any Contract Enhancement. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 160.

If the age of any Owner is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age. Any future GAWA percentage recalculation will be based on the correct age. If the age at election of the Owner (or oldest joint Owner) falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Premiums.

With each subsequent Premium payment on the Contract -	The GWB is recalculated, increasing by the amount of the Premium net of any applicable Premium taxes.
If the Premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
	●	The GAWA percentage multiplied by the subsequent Premium payment net of any applicable Premium taxes; Or
	●	The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent Premium payment that would result in your Contract having $1 million of Premiums in the aggregate. We also reserve the right to refuse subsequent Premium payments. The GWB can never be more than $5 million. See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

Step-up. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a “step-up”). (See Examples 6 and 7 in Appendix D.)

Upon election of a step-up, the GMWB charge may be increased, subject to the maximum charges listed above.

With a step-up –	The GWB equals Contract Value (subject to a $5 million maximum).
If the step-up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	●	The GAWA percentage multiplied by the new GWB, Or
	●	The GAWA prior to step-up.

The first opportunity for a step-up is the fifth Contract Anniversary after this GMWB is added to the Contract. Thereafter, a step-up is allowed at any time, but there must always be at least five years between step-ups. The GWB can never be more than $5 million with a step-up. A request for step-up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a step-up is right for you and about any increase in charges upon a step-up. Upon election of a step-up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death. The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase. Upon your death (or the first Owner's death with joint Owners) while the Contract is still in force, this GMWB terminates without value.

Contract Value Is Zero. If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor Fund performance and the GWB is greater than zero, the GWB will be paid to you on a periodic basis elected by you, which will be no less frequently than annually, so long as the Contract is still in the accumulation phase. The total annual payment will equal the GAWA, but will not exceed the current GWB. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner's (or oldest joint Owner's) attained age at the time the Contract Value is reduced to zero and the GAWA will be equal to the GAWA percentage multiplied by the GWB.

After each payment when the Contract Value is zero –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA is recalculated, equaling the lesser of:
	●	The GAWA before the payment; Or
	●	The GWB after the payment.

All other rights under your Contract cease and we will no longer accept subsequent Premium payments and all optional endorsements are terminated without value. Upon your death as the Owner, no death benefit is payable, including the Earnings Protection Benefit.

Spousal Continuation. If the Contract is continued by the spouse, the spouse retains all rights previously held by the Owner.
If the spouse continues the Contract and this endorsement already applies to the Contract, the GMWB will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner's (or oldest joint Owner's) attained age on the continuation date and the GAWA will be equal to the GAWA percentage multiplied by the GWB. Your spouse may elect to step-up on the continuation date. If the Contract is continued under the Special Spousal Continuation Option (please see “Special Spousal Continuation Option” on page 159), the value applicable upon step-up is the Contract Value, including any adjustments applied on the continuation date. Any subsequent step-up must follow the step-up restrictions listed above (Contract Anniversaries will continue to be based on the anniversary of the original Contract's Issue Date). Upon spousal continuation of a Contract without the Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up, if the Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up is available at the time, the spouse may request to add this endorsement within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if the request is made in Good Order.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 159.

Termination. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

•	The Income Date;

•	The date of complete withdrawal of Contract Value (full surrender of the Contract);

In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.

•	The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

•	The first date both the GWB and the Contract Value equals zero; or

•	The date all obligations under this GMWB are satisfied after the Contract has been terminated.

Annuitization. On the Latest Income Date, the Owner may choose the following income option instead of one of the other income options listed in the Contract:

Fixed Payment Income Option. This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select. If you should die (assuming you are the Owner) before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of election of this option and the GAWA will be equal to the GAWA percentage multiplied by the GWB. The GAWA percentage will not change after election of this option.

This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 67 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“AutoGuard 5”). The following description is supplemented by the examples in Appendix D that may assist you in understanding how calculations are made in certain circumstances.

This is a Guaranteed Minimum Withdrawal Benefit (GMWB) which permits an Owner to make partial withdrawals prior to the Income Date that, in total, are guaranteed to equal the Guaranteed Withdrawal Balance (GWB) (as defined below), regardless of your Contract Value. This GMWB is available to add to a Contract on the Contract’s Issue Date or on any Contract Anniversary. This GMWB is not available on a Contract that already has a GMWB (one GMWB only per Contract). We may further limit the availability of this optional endorsement. Once selected, the 5% GMWB With Annual Step-Up cannot be canceled.

This GMWB is available to Owners 80 years old and younger on the date on which this endorsement is selected. If the age at election of the Owner (if Joint Owners, the oldest Joint Owner) falls outside the allowable age range, the GMWB will be null and void and all GMWB Charges will be refunded. We allow ownership changes of a Contract with this GMWB (i) from an Owner that is a natural person to a trust, if that individual and the Annuitant are the same person or (ii) when the Owner is a legal entity, to another legal entity or the Annuitant, provided these changes are not taxable events under the Code. In certain circumstances, we may permit the elimination of a joint Owner in the event of divorce. For Contracts purchased in the state of Oregon, other ownership changes may be permitted, however any ownership change not described above as a permitted change will result in termination of the GMWB. Otherwise, changes of Owner are not allowed. When the Owner is a legal entity, changing Annuitants is not allowed.

If you select the 5% GMWB With Annual Step-Up when you purchase your Contract, your Premium payment net of any applicable taxes, plus any Contract Enhancement, will be used as the basis for determining the GWB. The 5% GMWB With Annual Step-Up may also be selected after the Issue Date (subject to availability) within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if your request is in Good Order. If you select the 5% GMWB With Annual Step-Up after the Issue Date, to determine the GWB, we will use your Contract Value. The GWB can never be more than $5 million (including upon “step-up”), and the GWB is reduced with each withdrawal you take.

Once the GWB has been determined, we calculate the Guaranteed Annual Withdrawal Amount (GAWA), which is the maximum annual partial withdrawal amount, except for certain tax-qualified Contracts (as explained below). Upon selection, the GAWA is equal to 5% of the GWB. The GAWA will generally not be reduced if partial withdrawals taken within any one Contract Year do not exceed 5%. However, withdrawals are not cumulative. If you do not take 5% in one Contract Year, you may not take more than 5% the next Contract Year. If you withdraw more than 5%, the GWB may be reduced by more than the amount of the withdrawal and the GAWA will likely be reduced. The GAWA can be divided up and taken on a payment schedule that you request. You can continue to take the GAWA each Contract Year until the GWB has been depleted. If the GWB falls below the GAWA at the time of an Excess Withdrawal (see below) or at the end of a Contract Year, the GAWA will be reset to equal the GWB. This may occur, when over time, payment of guaranteed withdrawals is nearly complete and the GWB has been depleted.

Withdrawal charges, asset allocation fees, Contract Enhancement recapture charges, Excess Interest Adjustments and other charges and adjustments, as applicable, are taken into consideration in calculating the amount of your partial withdrawals pursuant to the 5% GMWB With Annual Step-Up, but these charges or adjustments are offset by your ability to make free withdrawals under the Contract.

Any time a subsequent Premium payment is made, we recalculate the GWB and the GAWA. Each time you make a Premium payment, the GWB is increased by the amount of the Premium payment, net of any applicable Premium taxes, plus any Contract Enhancement. Also, the GAWA will increase by either (a) 5% of the sum of i) the subsequent Premium payment less any applicable taxes, plus ii) any Contract Enhancement, or (b) 5% of the increase in the GWB, if the maximum GWB is reached. We require prior approval for a subsequent Premium payment that would result in your Contract having $1 million of Premiums in the aggregate. We also reserve the right to refuse subsequent Premium payments. See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is reached.

If the total of your partial withdrawals made in the current Contract Year is greater than the GAWA, we will recalculate your GWB and your GAWA will likely be lower in the future. In other words, withdrawing more than the GAWA in any Contract Year could cause the GWB to be reduced by more than the amount of the withdrawal(s), likely reducing the GAWA, as well. Recalculation of the GWB and GAWA may result in reducing or extending the payout period. Examples 4, 5, and 7 in Appendix D illustrate the impact of such withdrawals.

For certain tax-qualified Contracts, this GMWB allows for withdrawals greater than the GAWA to meet the Contract's required minimum distributions (RMDs) under the Internal Revenue Code (Code) without compromising the endorsement's guarantees. Examples 4, 5, and 7 in Appendix D supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, please see “RMD Notes” under “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” on page 68, for more information.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the greater of the GAWA or RMD, as applicable, the GWB is equal to the greater of:

•	the GWB prior to the partial withdrawal less the partial withdrawal; or

•	zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the greater of the GAWA at the time of the partial withdrawal, or the RMD, as applicable, the GAWA is unchanged at the time of the withdrawal. At the end of each Contract Year, if the GWB is less than the GAWA, the GAWA is set equal to the GWB.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year exceeds the greater of the GAWA at the time of the partial withdrawal, or the RMD, as applicable, the GWB is equal to the greater of:

•
the GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; or

•	zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA or RMD, as applicable, the GAWA is equal to the lesser of:

•	the GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal, or

•	the GWB after the partial withdrawal.

The Excess Withdrawal is defined to be the lesser of:

•	the total amount of the current partial withdrawal, or

•	the amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

Consistent with the explanation above, withdrawals greater than the GAWA or RMD, as applicable, may have a significantly negative impact on the value of this benefit through prematurely reducing the GWB and GAWA and, therefore, cause the benefit to prematurely terminate (see Example 5 in Appendix D). For purposes of all of these calculations, all partial withdrawals are assumed to be the total amount withdrawn, including any withdrawal charges, asset allocation fees, recapture charges, Excess Interest Adjustments and other charges and adjustments.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's standard death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, partial 1035 exchanges, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 160.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Step-up. If no withdrawals have been taken from the Contract following the date this GMWB is issued, on each Contract Quarterly Anniversary, if the Contract Value on that date is greater than the GWB, the GWB will be reset to the Contract Value on the Contract Quarterly Anniversary (a “step-up”). After the first withdrawal has been taken from the Contract, step-ups will no longer be determined on Contract Quarterly Anniversaries. Instead, step-ups will be determined on each Contract Anniversary. If the Contract Value is greater than the GWB on the Contract Anniversary, the GWB will be reset to the Contract Value on the Contract Anniversary. If the first withdrawal from the Contract is taken on a Contract Quarterly Anniversary that is not a Contract Anniversary, there will be no step-up on that Contract Quarterly Anniversary and the next step-up determination will occur on the next Contract Anniversary. Upon step-up on or after the 2nd Contract Anniversary following the effective date of this GMWB, the GMWB charge may be increased, subject to the maximum annual charge. You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups. Such election must be received in Good Order prior to the Contract Anniversary or Contract Quarterly Anniversary. While electing to discontinue the automatic step-ups will prevent an increase in the charge, discontinuing step-ups also means foregoing possible increases in your GWB and/or GAWA, so carefully consider this decision should we notify you of a charge increase. Also know that you may subsequently elect to reinstate the step-up provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary or Contract Quarterly Anniversary following receipt of the request in Good Order within 30 days prior to the Contract Anniversary or Contract Quarterly Anniversary.

Spousal Continuation. If you die before annuitizing a Contract with the 5% GMWB With Annual Step-Up, the Contract's death benefit is still payable when the Contract Value is greater than zero. Alternatively, the Contract allows the Beneficiary who is your spouse to continue it, retaining all rights previously held by the Owner. If the spouse continues the Contract and the 5% GMWB With Annual Step-Up endorsement already applies to the Contract, the 5% GMWB With Annual Step-Up will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation. Step-ups will continue as permitted (as described above), and Contract Anniversaries and Contract Quarterly Anniversaries will continue to be based on the Contract's Issue Date. Upon spousal continuation of a Contract without the 5% GMWB With Annual Step-Up, if the 5% GMWB With Annual Step-Up is available at the time, the Beneficiary may request to add this endorsement within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if the request is made in Good Order.

Termination. The 5% GMWB With Annual Step-Up endorsement terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge on the date you annuitize or surrender the Contract. In surrendering the Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under the 5% GMWB With Annual Step-Up. The 5% GMWB With Annual Step-Up also terminates: with the Contract upon your death (unless the beneficiary who is your spouse continues the Contract) or the death of a joint Owner; on the Latest Income Date; upon the first date both the GWB and Contract Value equal zero; or upon conversion, if available – whichever occurs first.

Contract Value Is Zero. If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor Fund performance and the GWB is greater than zero, the GWB will be paid automatically to you on an annual basis , so long as the Contract is still in the accumulation phase. The total annual payment will equal the GAWA, but will not exceed the current GWB. The payments continue until the GWB is reduced to zero. Subject to the Company’s approval, you may elect to receive payments more frequently than annually.

All other rights under your Contract cease and we will no longer accept subsequent Premium payments and all optional endorsements are terminated without value. Upon your death as Owner, or the death of a joint Owner, all payments cease. No other death benefit or Earnings Protection Benefit will be paid.

Annuitization. If you decide to annuitize your Contract, you may choose the following income option instead of one of the other income options listed in your Contract:

Fixed Payment Income Option. This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select. If you should die (assuming you are the Owner) before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective. In addition, no adjustments will be made to the GAWA after election of this option, nor will a commuted value be available. This income option is only available on your Latest Income Date (see “Income Payments (the Income Phase)”) on page 147.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 67 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral. The purchase of the 5% GMWB With Annual Step-Up may not be appropriate for the Owners of Contracts who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors on this and other matters prior to electing the 5% GMWB With Annual Step-Up.

6% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“AutoGuard 6”). The following description is supplemented by the examples in Appendix D that may assist you in understanding how calculations are made in certain circumstances.

PLEASE NOTE: EFFECTIVE APRIL 29, 2013, THIS ENDORSEMENT IS CURRENTLY NO LONGER AVAILABLE TO ADD TO A CONTRACT.

This is a Guaranteed Minimum Withdrawal Benefit (GMWB) which permits an Owner to make partial withdrawals prior to the Income Date that, in total, are guaranteed to equal the Guaranteed Withdrawal Balance (GWB) (as defined below), regardless of your Contract Value. This GMWB is available to add to a Contract on the Contract’s Issue Date or on any Contract Anniversary. This GMWB is not available on a Contract that already has a GMWB (one GMWB only per Contract). We may further limit the availability of this optional endorsement. Once selected, the 6% GMWB With Annual Step-Up cannot be canceled.

This GMWB is available to Owners 80 years old and younger on the date on which this endorsement is selected. If the age at election of the Owner (if Joint Owners, the oldest Joint Owner) falls outside the allowable age range, the GMWB will be null and void and all GMWB Charges will be refunded. We allow ownership changes of a Contract with this GMWB (i) from an Owner that is a natural person to a trust, if that individual and the Annuitant are the same person or (ii) when the Owner is a legal entity, to another legal entity or the Annuitant, provided these changes are not taxable events under the Code. In certain circumstances, we may permit the elimination of a joint Owner in the event of divorce. For Contracts purchased in the state of Oregon, other ownership changes may be permitted, however any ownership change not described above as a permitted change will result in termination of the GMWB. Otherwise, changes of Owner are not allowed. When the Owner is a legal entity, changing Annuitants is not allowed.

If you select the 6% GMWB With Annual Step-Up when you purchase your Contract, your Premium payment net of any applicable taxes, plus any Contract Enhancement, will be used as the basis for determining the GWB. The 6% GMWB With Annual Step-Up may also be selected after the Issue Date (subject to availability) within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if your request is in Good Order. If you select the 6% GMWB With Annual Step-Up after the Issue Date, to determine the GWB, we will use your Contract Value. The GWB can never be more than $5 million (including upon “step-up”), and the GWB is reduced with each withdrawal you take.

Once the GWB has been determined, we calculate the Guaranteed Annual Withdrawal Amount (GAWA), which is the maximum annual partial withdrawal amount, except for certain tax-qualified Contracts (as explained below). Upon selection, the GAWA is equal to 6% of the GWB. The GAWA will generally not be reduced if partial withdrawals taken within any one Contract Year do not exceed 6%. However, withdrawals are not cumulative. If you do not take 6% in one Contract Year, you may not take more than 6% the next Contract Year. If you withdraw more than 6%, the GWB may be reduced by more than the amount of the withdrawal and the GAWA will likely be reduced. The GAWA can be divided up and taken on a payment schedule that you request. You can continue to take the GAWA each Contract Year until the GWB has been depleted. If the GWB falls below the GAWA at the time of an Excess Withdrawal or at the end of a Contract Year, the GAWA will be reset to equal the GWB. This may occur, when over time, payment of guaranteed withdrawals is nearly complete and the GWB has been depleted.

Withdrawal charges, asset allocation fees, Contract Enhancement recapture charges, Excess Interest Adjustments and other charges and adjustments, as applicable, are taken into consideration in calculating the amount of your partial withdrawals pursuant to the 6% GMWB With Annual Step-Up, but these charges or adjustments are offset by your ability to make free withdrawals under the Contract.

Any time a subsequent Premium payment is made, we recalculate the GWB and the GAWA. Each time you make a Premium payment, the GWB is increased by the amount of the Premium payment, net of any applicable Premium taxes, plus any Contract Enhancement. Also, the GAWA will increase by either (a) 6% of the sum of i) the subsequent Premium payment less any applicable taxes, plus ii) any Contract Enhancement, or (b) 6% of the increase in the GWB, if the maximum GWB is reached. We require prior approval for a subsequent Premium payment that would result in your Contract having $1 million of Premiums in the aggregate. We also reserve the right to refuse subsequent Premium payments. See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is reached.

If the total of your partial withdrawals made in the current Contract Year is greater than the GAWA, we will recalculate your GWB and your GAWA will likely be lower in the future. In other words, withdrawing more than the GAWA in any Contract Year could cause the GWB to be reduced by more than the amount of the withdrawal(s), likely reducing the GAWA, as well. Recalculation of the GWB and GAWA may result in reducing or extending the payout period. Examples 4, 5, and 7 in Appendix D illustrate the impact of such withdrawals.

For certain tax-qualified Contracts, this GMWB allows for withdrawals greater than the GAWA to meet the Contract's required minimum distributions (RMDs) under the Internal Revenue Code (Code) without compromising the endorsement's guarantees. Examples 4, 5, and 7 in Appendix D supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, please see “RMD Notes” under “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” on page 68, for more information.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the greater of the GAWA or RMD, as applicable, the GWB is equal to the greater of:

•	the GWB prior to the partial withdrawal less the partial withdrawal; or

•	zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the greater of the GAWA at the time of the partial withdrawal, or the RMD, as applicable, the GAWA is unchanged at the time of the withdrawal. At the end of each Contract Year, if the GWB is less than the GAWA, the GAWA is set equal to the GWB.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year exceeds the greater of the GAWA at the time of the partial withdrawal, or the RMD, as applicable, the GWB is equal to the greater of:

•
the GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; or

•	zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA or RMD, as applicable, the GAWA is equal to the lesser of:

•	the GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal, or

•	the GWB after the partial withdrawal.

The Excess Withdrawal is defined to be the lesser of:

•	the total amount of the current partial withdrawal, or

•	the amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

Consistent with the explanation above, withdrawals greater than the GAWA or RMD, as applicable, may have a significantly negative impact on the value of this benefit through prematurely reducing the GWB and GAWA and, therefore, cause the benefit to prematurely terminate (see Example 5 in Appendix D). For purposes of all of these calculations, all partial withdrawals are assumed to be the total amount withdrawn, including any withdrawal charges, asset allocation fees, recapture charges, Excess Interest Adjustments and other charges and adjustments.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's standard death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, partial 1035 exchanges, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 160.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Step-up. If no withdrawals have been taken from the Contract following the date this GMWB is issued, on each Contract Quarterly Anniversary, if the Contract Value on that date is greater than the GWB, the GWB will be reset to the Contract Value on the Contract Quarterly Anniversary (a “step-up”). After the first withdrawal has been taken from the Contract, step-ups will no longer be determined on Contract Quarterly Anniversaries. Instead, step-ups will be determined on each Contract Anniversary. If the Contract Value is greater than the GWB on the Contract Anniversary, the GWB will be reset to the Contract Value on the Contract Anniversary. If the first withdrawal from the Contract is taken on a Contract Quarterly Anniversary that is not a Contract Anniversary, there will be no step-up on that Contract Quarterly Anniversary and the next step-up determination will occur on the next Contract Anniversary. Upon step-up on or after the 2nd Contract Anniversary following the effective date of this GMWB, the GMWB charge may be increased, subject to the maximum annual charge. You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups. Such election must be received in Good Order prior to the Contract Anniversary or Contract Quarterly Anniversary. While electing to discontinue the automatic step-ups will prevent an increase in the charge, discontinuing step-ups also means foregoing possible increases in your GWB and/or GAWA, so carefully consider this decision should we notify you of a charge increase. Also know that you may subsequently elect to reinstate the step-up provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary or Contract Quarterly Anniversary following receipt of the request in Good Order within 30 days prior to the Contract Anniversary or Contract Quarterly Anniversary.

Spousal Continuation. If you die before annuitizing a Contract with the 6% GMWB With Annual Step-Up, the Contract's death benefit is still payable when the Contract Value is greater than zero. Alternatively, the Contract allows the Beneficiary who is your spouse to continue it, retaining all rights previously held by the Owner. If the spouse continues the Contract and the 6% GMWB With Annual Step-Up endorsement already applies to the Contract, the 6% GMWB With Annual Step-Up will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation. Step-ups will continue as permitted (as described above), and Contract Anniversaries and Contract Quarterly Anniversaries will continue to be based on the original Contract's Issue Date. Upon spousal continuation of a Contract without the 6% GMWB With Annual Step-Up, if the 6% GMWB With Annual Step-Up is available at the time, the Beneficiary may request to add this endorsement within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if the request is made in Good Order.

Termination. The 6% GMWB With Annual Step-Up endorsement terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge on the date you annuitize or surrender the Contract. In surrendering the Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under the 6% GMWB With Annual Step-Up. The 6% GMWB With Annual Step-Up also terminates: with the Contract upon your death (unless the beneficiary who is your spouse continues the Contract) or the death of a joint Owner; on the Latest Income Date; upon the first date both the GWB and Contract Value equal zero; or upon conversion, if permitted – whichever occurs first.

Contract Value Is Zero. If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor Fund performance and the GWB is greater than zero, the GWB will be paid automatically to you on a periodic basis elected by you, which will be no less frequently than annually, so long as the Contract is still in the accumulation phase. The total annual payment will equal the GAWA, but will not exceed the current GWB. The payments continue until the GWB is reduced to zero.

All other rights under your Contract cease and we will no longer accept subsequent Premium payments and all optional endorsements are terminated without value. Upon your death as Owner, or the death of a joint Owner, all payments cease. No other death benefit or Earnings Protection Benefit will be paid.

Annuitization. If you decide to annuitize your Contract, you may choose the following income option instead of one of the other income options listed in your Contract:

Fixed Payment Income Option. This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select. If you should die (assuming you are the Owner) before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective. In addition, no adjustments will be made to the GAWA after election of this option, nor will a commuted value be available. This income option is only available on your Latest Income Date (see “Income Payments (the Income Phase)”) on page 147.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 67 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral. The purchase of the 6% GMWB With Annual Step-Up may not be appropriate for the Owners of Contracts who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors on this and other matters prior to electing the 6% GMWB With Annual Step-Up.

For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up and Transfer of Assets (“Jackson Select Protector GMWB”).

PLEASE NOTE: EFFECTIVE APRIL 29, 2013, THIS ENDORSEMENT IS CURRENTLY NO LONGER AVAILABLE TO ADD TO A CONTRACT.

This is a Guaranteed Minimum Withdrawal Benefit (GMWB) that guarantees the withdrawal of a minimum annual amount for the duration of the life of the Owner (or, in the case of joint Owners, until the death of the first Owner to die) regardless of the performance of the underlying investment options. This benefit may be appropriate for those individuals who are looking for the combination of withdrawal benefit and death benefit available under this GMWB and who are not averse to allowing Jackson to transfer assets between investment options, on a formulaic basis, in order to protect its risk.

The following description of this GMWB is supplemented by the examples in Appendix E, particularly example 3 for the varying benefit percentage, examples 8 and 9 for the step-ups, and example 14 for transfer of assets.

This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

•	The Owner's life (the “For Life Guarantee”) if the For Life Guarantee is in effect;

The For Life Guarantee is based on the life of the first Owner to die with joint Owners. There are also other GMWB options for joint Owners that are spouses, as described elsewhere in this prospectus.

For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

The For Life Guarantee becomes effective when this GMWB is added to the Contract.

So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event the Contract Value is reduced to zero.

Or

•
If the For Life Guarantee is not in effect, until the earlier of (1) the death of the Owner (or any joint Owner) or (2) all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals (as explained below).

Because of the For Life Guarantee, your withdrawals could amount to more than the GWB. But PLEASE NOTE: The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 55 to 80 years old (proof of age is required) and may be added to a Contract on the Issue Date or on any Contract Anniversary. If you want to elect this GMWB after the Contract Issue Date on a Contract Anniversary (subject to availability), we must receive a request in Good Order within 30 calendar days prior to the Contract Anniversary. The Owner may terminate this GMWB on any Contract Anniversary but a request for termination and any election of a new GMWB, as may be made available, must be received in writing in Good Order within 30 calendar days prior to the Contract Anniversary. This GMWB may also be terminated by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB. This GMWB is also not available on a Contract that has another GMWB (only one GMWB per Contract). Availability of this GMWB may be subject to further limitation.

We allow ownership changes of a Contract with this GMWB (i) from an Owner that is a natural person to a trust, if that individual and the Annuitant are the same person or (ii) when the Owner is a legal entity, to another legal entity or the Annuitant, provided these changes are not taxable events under the Code. For Contracts purchased in the state of Oregon, other ownership changes may be permitted, however any ownership change not described above as a permitted change will result in termination of the GMWB. Otherwise, changes of Owner are not allowed. When the Owner is a legal entity, changing Annuitants is not allowed.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated. Please see “Election” and “Withdrawals” below for more information about the GWB and GAWA.

Election. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

On the Contract Issue Date –	The GWB equals initial Premium net of any applicable Premium taxes, plus any Contract Enhancement.
Election After Issue, subject to availability –
The GWB equals the Contract Value.

The endorsement will be effective on the Contract Anniversary following receipt of the request in Good Order.

Requests must be received within the 30 calendar days prior to the Contract Anniversary.

The GAWA is determined based on the Owner's (or oldest joint Owner's) attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

The For Life Guarantee becomes effective on the Contract Issue Date, or the effective date of the endorsement.

Under the calculation of the GWB, Contract Enhancements are reflected in the GWB at issue, and as part of Contract Value after issue. Potential recapture charges are not reflected either at issue or after issue in the GWB calculation.

The GWB can never be more than $5 million (including upon step-up) and the GWB is reduced by each withdrawal.

PLEASE NOTE: Upon the Owner's (or any joint Owner's) death, the For Life Guarantee is void. However, this GMWB may be continued by a spousal Beneficiary without the For Life Guarantee. Please see the “Spousal Continuation” subsection below for more information.

Withdrawals. The GAWA percentage and the GAWA are determined at the time of the first withdrawal. The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal. The GAWA percentage varies according to age group and is determined based on the Owner's attained age at the time of the first withdrawal. If there are joint Owners, the GAWA percentage is based on the attained age of the oldest joint Owner. (Elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.) The GAWA percentage for each age group is:

Ages	GAWA Percentage
55 – 74	5%
75 – 84	6%
85+	7%

We reserve the right to prospectively change the GAWA percentages, including the age bands, on new GMWB endorsements. We recommend you check with your representative to learn about the current level of the GAWA percentages, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. If we change the GAWA percentages described above, we will follow these procedures:
1) When we issue your Contract we will deliver a copy of the prospectus that includes the notice of change of GAWA percentages in the form of a prospectus update to you. You will have until the end of the Free Look period to cancel your Contract and this GMWB by returning the Contract to us pursuant to the provisions of the Free Look section (please see “Free Look” on page 164).
2) If you are an existing Owner and are eligible to elect this GMWB after the Issue Date, at the time we change the GAWA percentages we will send you the notice of change of GAWA percentages in the form of a prospectus update.

If you later elect this GMWB, when we receive your election, we will send you the required endorsement with a duplicate notice of change of GAWA percentages. You will have 30 days after receiving the notice to cancel your election of this GMWB by returning the endorsement to us.
In each case, the actual GAWA percentages will be reflected in your Contract endorsement.

Withdrawals cause the GWB to be recalculated. Withdrawals will also cause the GAWA to be recalculated if the withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). In such case, the recalculation of the GAWA will occur whether or not the For Life Guarantee is in effect. If the GWB is less than the GAWA at the end of any Contract Year and the For Life Guarantee is not in effect, the GAWA will be set equal to the GWB. This may occur, when over time, payment of the guaranteed withdrawals is nearly complete, the For Life Guarantee is not in effect and the GWB has been depleted to a level below the GAWA. The tables below clarify what happens in each instance. (RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. There is no RMD for non-qualified Contracts.)

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 6, 7 and 9 in Appendix E supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, please see “RMD NOTES” under “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” on page 68, for more information.

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the withdrawal less the withdrawal; Or
	●	Zero.
The GAWA is unchanged.

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. The GAWA will be reduced at the end of a Contract Year to equal the GWB if the For Life Guarantee is not effective and the GWB is nearly depleted, resulting in a GWB that is less than the GAWA. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 7 in Appendix E). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount. The GAWA is also likely to be reduced. Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
●
The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.
The GAWA is recalculated as follows:
	●	The GAWA prior to the partial withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.

The Excess Withdrawal is defined to be the lesser of:

•	The total amount of the current partial withdrawal, Or

•	The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, asset allocation fees, recapture charges and other charges or adjustments. Withdrawals may be subject to a recapture charge on any Contract Enhancement. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's standard death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 160.

If the age of any Owner is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age. If the age at election of the Owner (or oldest joint Owner) falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Premiums.

With each subsequent Premium payment on the Contract –	The GWB is recalculated, increasing by the amount of the Premium net of any applicable Premium taxes, plus any Contract Enhancement.
If the Premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
	●	The GAWA percentage multiplied by the sum of i) the subsequent Premium payment net of any applicable Premium taxes, and ii) any Contract Enhancement; Or
	●	The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent Premium payment that would result in your Contract having $1 million of Premiums in the aggregate. We also reserve the right to refuse subsequent Premium payments. The GWB can never be more than $5 million. See Example 5b in Appendix E to see how the GWB is recalculated when the $5 million maximum is hit.

Step-up. On each Contract Anniversary following the effective date of this GMWB, if the highest quarterly Contract Value is greater than the GWB, the GWB will be automatically re-set to the highest quarterly Contract Value (a “step-up”). The manner in which the highest quarterly Contract Value is determined is discussed in detail further below. (See Examples 8 and 9 in Appendix E.)

With a step-up –	The GWB equals the highest quarterly Contract Value (subject to a $5 million maximum).
If the step-up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	●	The GAWA percentage multiplied by the new GWB, Or
	●	The GAWA prior to step-up.

In addition to the above-described increase in the GWB, a step-up allows for a potential increase in the GAWA percentage in the event that the step-up occurs after the first withdrawal. Whether there will be any such increase in the GAWA percentage will depend on a value called the Benefit Determination Baseline (BDB).

The initial BDB equals (a) the initial Premium, net of any applicable Premium taxes, plus any Contract Enhancement, if this GMWB is elected at Contract issue or (b) the Contract Value on the Contract Anniversary on which the GMWB is effective, if elected after Contract issue (subject to availability). In the event that the highest quarterly Contract Value is greater than the BDB on a step-up, the BDB is increased to equal that highest quarterly Contract Value. Withdrawals do not affect the BDB. Subsequent Premium payments increase the BDB by the amount of the Premium, net of any applicable Premium taxes, plus any Contract Enhancement. In addition, unlike the GWB, the BDB is not subject to any maximum amount. Therefore, it is possible for the BDB to be more than $5 million.

Upon step-up, if the highest quarterly Contract Value is greater than the BDB and the step-up occurs after the first withdrawal, the GAWA percentage will be re-determined based on the attained age of the Owner (or oldest joint Owner). If an age band is crossed, the GAWA percentage will be increased. For example, assume the Owner was age 73 at the time of the first withdrawal resulting in, according to the table above, a GAWA percentage of 5%. Also assume that, when the Owner is age 76, a step-up occurs and the highest quarterly Contract Value is greater than the BDB; in that case, the GAWA percentage will be re-determined based on the Owner's attained age of 76, resulting in a new GAWA percentage of 6%.

If the highest quarterly Contract Value is not greater than the BDB prior to a step-up, the BDB does not change, and the GAWA percentage also remains unchanged regardless of whether an age band has been crossed.

In addition to any increase in the GWB described above, if the highest quarterly Contract Value is greater than the BDB prior to the step-up, then the BDB is set to equal the highest quarterly Contract Value (not subject to any maximum amount); and, if the step-up occurs after the first withdrawal, the GAWA percentage is recalculated based on the attained age of the Owner:

•	If there are joint Owners, the GAWA percentage is recalculated based on the oldest joint Owner.

•	The GAWA percentage will not be recalculated upon step-ups following Spousal Continuation.

If the GAWA percentage is reset, the GAWA will be set to equal the greater of (a) the new GAWA percentage times the then current GWB (as adjusted by any increase therein that occurs pursuant to the same step-up) or (b) the GAWA as in effect prior to the step-up.

Regardless of when a GMWB is issued, the highest quarterly Contract Value equals the highest of the quarterly adjusted Contract Values from the four most recent Contract Quarterly Anniversaries, including the Contract Anniversary upon which the step-up is determined. The quarterly adjusted Contract Value equals the Contract Value on the Contract Quarterly Anniversary, plus any Premium paid subsequent to that Contract Quarterly Anniversary, net of any applicable Premium taxes, plus any Contract Enhancement, adjusted for any partial withdrawals taken subsequent to that Contract Quarterly Anniversary. When determining the quarterly adjusted Contract Value on a Contract Anniversary, the quarterly adjusted Contract Value will be determined prior to any automatic transfer, as required under this GMWB's Transfer of Assets provision (see below), occurring on the Contract Anniversary.

Partial withdrawals will affect the quarterly adjusted Contract Value as follows:

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The quarterly adjusted Contract Value is equal to the greater of:
	●	The quarterly adjusted Contract Value before the withdrawal less the withdrawal; Or
	●	Zero.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	The quarterly adjusted Contract Value is equal to the greater of:
●
The quarterly adjusted Contract Value prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see above), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.

PLEASE NOTE: Withdrawals from the Contract reduce the GWB and highest quarterly Contract Value but do not affect the BDB. In the event of withdrawals, the BDB remains unchanged. Therefore, because the highest quarterly Contract Value must be greater than the BDB prior to step-up in order for the GAWA percentage to increase, a GAWA percentage increase may become less likely when withdrawals are made from the Contract.

Upon step-up on or after the 2nd Contract Anniversary following the effective date of this GMWB, the GMWB charge may be increased, subject to a maximum charge of 2.34%. You will be notified of a GMWB Charge increase 45 days prior to the Contract Anniversary and may elect to discontinue the automatic step-ups of the GWB. Such election must be received in Good Order prior to the Contract Anniversary. While electing to discontinue the automatic step-ups will prevent an increase in the charge, discontinuing step-ups also means foregoing possible increases in your GWB and/or GAWA; so carefully consider this decision should we notify you of a charge increase. Also know that you may subsequently elect to reinstate the step-up provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order within 30 calendar days prior to the Contract Anniversary.

The GWB can never be more than $5 million with a step-up. However, the BDB is not subject to a $5 million maximum. Therefore, it is still possible for the GAWA percentage to increase even when the GWB has hit its $5 million maximum, because automatic step-ups of the BDB would continue to occur if the highest quarterly Contract Value is greater than the BDB. For example, assume the GWB and BDB are equal to $5 million prior to a step-up. Also assume that the GAWA percentage is 5% and the GAWA is $250,000. If, at the time of step-up, the highest quarterly Contract Value is $6 million, a step-up will occur. The GWB will remain at its maximum of $5 million but the BDB will be set equal to $6 million. If an age band has been crossed and the new GAWA percentage for the Owner’s attained age is 6%, then the GAWA will be equal to $300,000 (6% x $5 million).

Please consult the representative who helped you purchase your Contract to be sure if a step-up is right for you and about any increase in charges upon a step-up. Upon step-up, the applicable GMWB charge will be reflected in your confirmation.

Select Protector Death Benefit. Upon the death of the Owner (or death of any joint Owner) while the Contract is still in force, the Contract's death benefit payable is guaranteed not to be less than the Select Protector Death Benefit. On the effective date of this GMWB endorsement, the Select Protector Death Benefit is equal to the GWB. With each subsequent Premium received after this endorsement is effective, the Select Protector Death Benefit is recalculated to equal the Select Protector Death Benefit prior to the Premium plus the amount of the Premium payment, net of any applicable Premium taxes, plus any Contract Enhancement, subject to a maximum of $5 million.

Partial withdrawals will affect the Select Protector Death Benefit as follows:

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The Select Protector Death Benefit is equal to the greater of:
	●	The Select Protector Death Benefit before the withdrawal less the withdrawal; Or
	●	Zero.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	The Select Protector Death Benefit is equal to the greater of:
●
The Select Protector Death Benefit prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see above), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.

The Select Protector Death Benefit is not adjusted upon step-up. The Select Protector Death Benefit will terminate on the date the Contract Value is zero and no death benefit will be payable, including this Contract's basic death benefit or any optional death benefit (i.e., the Earnings Protection Benefit, the High Quarterly Anniversary Value Death Benefit, etc.). The Select Protector Death Benefit will also terminate and will not be included in any applicable continuation adjustment (the amount by which the death benefit that would have been payable exceeds the Contract Value) should this GMWB be continued through Spousal Continuation of a Contract.

Transfer of Assets. This GMWB requires automatic transfers between your elected Investment Divisions/Fixed Account Option and the GMWB Fixed Account in accordance with the non-discretionary formulas defined in the Transfer of Assets Methodology found in Appendix F. The formulas are generally designed to mitigate the financial risks to which we are subjected by providing this GMWB's guarantees. By electing this GMWB, you are giving control to us of almost all or a portion of your Contract Value. By way of the non-discretionary formulas, we determine whether to make a transfer and the amount of any transfer.

Under this automatic transfer provision, we monitor your Contract Value each Contract Monthly Anniversary and, if necessary, systematically transfer amounts between your elected Investment Divisions/1-year Fixed Account Option and the GMWB Fixed Account. Amounts transferred to the GMWB Fixed Account will be transferred from each Investment Division/Fixed Account Option in proportion to their current value. Please be aware that the 3, 5 and 7-year Fixed Account Options are not available on Contracts that elect this benefit. Transfers to the GMWB Fixed Account from the 1-year Fixed Account Option are not subject to an Excess Interest Adjustment.

Generally, automatic transfers to the GMWB Fixed Account from your elected Investment Divisions/Fixed Account Option will occur when your Contract Value declines due to withdrawals or negative investment returns. However, there may be an automatic transfer to the GMWB Fixed Account even when you experience positive investment returns if your Contract Value does not sufficiently increase relative to the projected value of the benefits, as reflected in the use of the GAWA and annuity factors in the Liability calculation under the Transfer of Assets Methodology (see Appendix F for the Liability formula, the calculation of which is designed to represent the projected value of this GMWB's benefits). In other words, any increase in the GAWA (due to, for example, a Premium payment or a step-up) may also cause an automatic transfer to the GMWB Fixed Account from your elected Investment Divisions/Fixed Account Option.

For an example of how this Transfer of Assets provision and the non-discretionary formulas work, let us assume that, on your first Contract Monthly Anniversary, your annuity factor is 15.26, your GAWA is $6,000, your GMWB Fixed Account Contract Value is $0, your Separate Account Contract Value is $95,000 and your Fixed Account Contract Value is $5,000. Your Liability would then be $91,560, which is your GAWA multiplied by your annuity factor. Using the Liability amount, a ratio is then calculated that determines whether a transfer is necessary. Generally, if the ratio is lower than 77%, funds will be transferred from the GMWB Fixed Account. If the ratio is more than 83%, then funds are transferred to the GMWB Fixed Account.

In this example, the ratio is 91.56%, which is the Liability amount ($91,560) minus any GMWB Fixed Account Contract Value ($0), then divided by the sum of the Separate Account Contract Value ($95,000) and the Fixed Account Contract Value ($5,000). Since the ratio is more than the 83%, funds are transferred to the GMWB Fixed Account from the Investment Divisions and the Fixed Account.

Regarding the amount to be transferred when the ratio is above 83%, the amount is determined by taking the lesser of (a) the Separate Account Value plus the Fixed Account Contract Value; or (b) the Liability amount minus the GMWB Fixed Account Contract Value, less 80% of the Separate Account Value and the Fixed Account Contract Value, divided by 20% (1-80%). Applying this calculation to our example, (a) would be $100,000 [$95,000 + $5,000] and (b) would be $57,800 [($91,560 - $0 - 0.80*($95,000 + $5,000)) / (1 - .80)] (so the lesser of the two) and, therefore, the amount transferred to the GMWB Fixed Account is $57,800.

To determine how much of the $57,800 transfer is taken from the Fixed Account and how much from the Investment Divisions, we multiply the transfer amount by the proportion of the Contract Value in each the Fixed Account and the Investment Divisions before the transfer. That is, of the $100,000 total Contract Value in our example, 5% of it was in the Fixed Account ($5,000 /$100,000) and 95% of it was in the Investment Divisions ($95,000/$100,000); therefore, $2,890 ($57,800 multiplied by 5%) is transferred from the Fixed Account to the GMWB Fixed Account and $54,910 ($57,800 multiplied by 95%) is transferred from the Investment Divisions to the GMWB Fixed Account. After the transfer in this example, the GMWB Fixed Account Contract Value is $57,800, the Separate Account Contract Value is $40,090 and the Fixed Account Contract Value is $2,110.

If any transfer indicated by the above procedure would result in the GMWB Fixed Account Value exceeding 90% of the Contract Value, then the actual transfer will be such that exactly 90% of the Contract Value is allocated to the GMWB Fixed Account. Otherwise, the indicated transfer will be the actual transfer. For more information regarding the example above and to see this Transfer of Assets Provision applied using other assumptions, please see Example 14 in Appendix E. Please also see the Transfer of Assets Methodology in Appendix F, which contains the non-discretionary formulas.

Converse to the above example, automatic transfers from the GMWB Fixed Account into your elected Investment Divisions/Fixed Account Option will occur when you experience sufficient positive investment returns such that your Contract Value increases sufficiently relative to the Liability amount. Using the formulas in the above example, this would occur when the calculated ratio is less than 77%. For an example using assumptions that result in a ratio less than 77%, please see Example 14b in Appendix E.

By electing this GMWB, it is possible that a significant amount of your Contract Value – possibly 90% of your entire Contract Value – may be transferred to the GMWB Fixed Account. It is also possible that amounts in the GMWB Fixed Account will never be transferred back to your elected Investment Divisions/Fixed Account Option. If any of your Contract Value is automatically transferred to and held in the GMWB Fixed Account, less of your Contract Value may be allocated to the Investment Divisions, which will limit your participation in any market gains and limit the potential for any step-ups and increases in your GAWA. If you are uncomfortable with the possibility of some or almost all of your Contract Value being automatically moved into the GMWB Fixed Account, this particular GMWB may not be appropriate for you.

Amounts transferred from the GMWB Fixed Account will be allocated to the Investment Divisions and Fixed Account Option according to your most recent allocation instructions on file with us. The automatic transfers under this Transfer of Assets provision will not count against the 25 free transfers in a Contract Year. No adjustment will be made to the GWB, GAWA, BDB, or Select Protector Death Benefit as a result of these transfers. You will receive a confirmation statement reflecting the automatic transfer of any Contract Value to and from the GMWB Fixed Account.

Once you purchase your Contract, the non-discretionary formulas are fixed and not subject to change. However, we reserve the right to change the formulas for Contracts issued in the future.

Guaranteed Minimum Withdrawal Benefit Fixed Account. A certain percentage of the value in your Contract, as explained above, may be allocated to the GMWB Fixed Account in accordance with non-discretionary formulas. You may not allocate additional monies to the GMWB Fixed Account. The Contract Value in the GMWB Fixed Account is credited with a specific interest rate. The interest rate initially declared for each transfer to the GMWB Fixed Account will remain in effect for a period of not less than one year. GMWB Fixed Account interest rates for subsequent periods may be higher or lower than the rates previously declared. The interest rate is credited daily to the Contract Value in the GMWB Fixed Account and the rate may vary by state but will never be less than the Fixed Account minimum interest rate applicable to the Contract, as discussed under “THE FIXED ACCOUNT AND THE GMWB FIXED ACCOUNT” beginning on page 15. Please contact us at the Annuity Service Center or contact your representative to obtain the currently declared GMWB Fixed Account interest rate for your state. Our contact information is on the cover page of this prospectus.

Contract charges deducted from the Fixed Account and Investment Divisions are also deducted from the GMWB Fixed Account in accordance with your Contract's provisions. The deduction of charges may cause an automatic transfer under the Transfer of Assets provision. DCA, DCA+, Earnings Sweep and Automatic Rebalancing are not available to or from the GMWB Fixed Account. There is no Excess Interest Adjustment on transfers, withdrawals or deductions from the GMWB Fixed Account. Transfers to and from the GMWB Fixed Account are automatic; you may not choose to transfer amounts to and from the GMWB Fixed Account.

Contract Value Is Zero. With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the Owner (or the death of any joint Owner), so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase. If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase. The last payment will not exceed the remaining GWB at the time of payment. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner's (or oldest joint Owner's) attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.

After each payment when the Contract Value is zero –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA is unchanged. At the end of each Contract Year, if the GWB is less than the GAWA and the For Life Guarantee is not in effect, the GAWA is set equal to the GWB.

Payments are made on the periodic basis you elect, but no less frequently than annually. If you die, all rights under your Contract cease. No subsequent Premium payments will be accepted. All optional endorsements terminate without value. And no death benefit is payable, including the Select Protector Death Benefit and the Earnings Protection Benefit.

Spousal Continuation. In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

•
Continue the Contract with this GMWB – so long as the Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

◦	Upon the Owner's death, the For Life Guarantee is void.

◦	Only the GWB is payable while there is value to it (until depleted).

◦	The Select Protector Death Benefit is void and will not be included in the continuation adjustment.

◦	Step-ups will continue as permitted in accordance with the step-up rules above.

◦	Contract Anniversaries will continue to be based on the Contract's Issue Date.

◦	The Liability factors for the transfer of assets formulas (see Appendix F) will continue to be based on the original Owner’s (or oldest joint Owner’s) attained age (as if that person had survived).

◦	If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of death.

◦
The Latest Income Date is based on the age of the surviving spouse. Please refer to the “Annuitization” subsection below for information regarding the availability of the “Specified Period Income of the GAWA” option if the GWB has been continued by a spousal Beneficiary upon the death of the original Owner.

◦	The spousal Beneficiary may terminate the GMWB on any subsequent Contract Anniversary.

•	Continue the Contract without this GMWB (GMWB is terminated). Thereafter, no GMWB charge will be assessed.

◦	The Select Protector Death Benefit will be included in the calculation of the continuation adjustment.

◦	The GMWB Fixed Account value will be transferred to the Investment Divisions and Fixed Account Option based on the current Premium allocation for the Contract.

•
Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility – if the spousal Beneficiary terminated the GMWB in continuing the Contract.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 159.

Termination. This GMWB terminates subject to a prorated GMWB Charge, when applicable, assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

•	The Contract Anniversary following the Company's receipt of the Owner's written request for termination in Good Order if the request is made within 30 calendar days prior to the Contract Anniversary;

•	The Income Date;

•	The date of complete withdrawal of Contract Value (full surrender of the Contract);

•	Conversion of this GMWB (if conversion is permitted);

•	The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

•	The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

•	The date all obligations under this GMWB are satisfied after the Contract has been terminated.

If this GMWB is terminated and the Contract remains in force, the GMWB Fixed Account value will be transferred to the Investment Divisions and Fixed Account Option based on the current Premium allocation for the Contract.

Annuitization.

Life Income of GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of the joint Owner who dies first). The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of election of this option. The GAWA percentage will not change after election of this option.

Specified Period Income of the GAWA. On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (This income option only applies if the GMWB has been continued by the spousal Beneficiary upon the death of the original Owner, in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 67 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount (“LifeGuard Freedom 6 Net”).

This Guaranteed Minimum Withdrawal Benefit (GMWB) guarantees the withdrawal of a minimum annual amount for the duration of the life of the Owner (or, in the case of joint Owners, until the death of the first Owner to die) regardless of the performance of the underlying investment options, subject to the conditions described below. This benefit may be appropriate for those individuals who are looking for a number of features, within a GMWB, that may offer a higher level of guarantee and who are seeking greater access to earnings to provide more income when the Contract performs well, without negatively impacting the guarantees.  By allowing the Owner to add earnings to the amount of otherwise permissible withdrawals, referred to below as the Earnings-Sensitive Adjustment, he or she has the potential to take greater withdrawals and to receive the same after-tax withdrawal amount every Contract Year (assuming a 40% tax rate).

The following descriptions of this GMWB's features are supplemented by a basic example below and the examples in Appendix G under section “I. LifeGuard Freedom 6 Net”. The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below. Please consult the representative who is helping you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB guarantees withdrawals during the Contract's accumulation phase (i.e., before the Income Date), subject to the following:

•	This guarantee lasts for the duration of the Owner's life (the “For Life Guarantee”) if the For Life Guarantee is in effect;

The For Life Guarantee is based on the life of the single Owner or the first Owner to die if there are joint Owners. There are also other GMWB options for joint Owners that are spouses, as described below.

For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner (or with joint Owners, the oldest Owner) attaining the age of 59 1/2. If the Owner (or oldest Owner) is 59 1/2 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

If the For Life Guarantee is in effect, it will be terminated if a withdrawal exceeds the permissible amounts and reduces the Contract Value to zero. (Please see the "Contract Value is Zero" subsection below to understand what happens when the Contract Value is reduced to zero.) Otherwise, the For Life Guarantee remains effective until the date this GMWB endorsement is terminated or until the Continuation Date on which this GMWB endorsement is continued under spousal continuation. Please see the “Termination” subsection below to understand under what conditions this GMWB endorsement and, accordingly, the For Life Guarantee can be terminated.

In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee. See “Contract Value is Zero” below for more information.

•
If the For Life Guarantee is not in effect, the guarantee lasts until the earlier of (1) the date of death of the Owner (or any joint Owner) or (2) the date when all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals.

In the event of the Owner's death, a spousal Beneficiary may continue this GMWB endorsement under spousal continuation. In that event, the GWB is payable until depleted. (Please see the “Spousal Continuation” subsection below for more information.) If the Beneficiary is a non-spousal Beneficiary, the GWB is void and this endorsement is terminated; therefore, the Owner's death may have a significant negative impact on the value of this GMWB endorsement and cause the endorsement to prematurely terminate.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) or, for certain tax-qualified Contracts, the required minimum distribution (RMD), plus the Earnings-Sensitive Adjustments during a Contract Year, if any. Please see “Withdrawals” below for more information about the GAWA and Earnings-Sensitive Adjustments. The withdrawals that exceed the limit are referred to as "Excess Withdrawals", as further described below, while those that do not exceed the limit are referred to as “permissible withdrawals” or “permissible amounts.”

This GMWB is available to Owners 35 to 80 years old (45 to 80 years old for GMWBs issued before December 12, 2011) (proof of age is required); may be added to a Contract on the Issue Date or on any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB. If you want to elect this GMWB after the Contract Issue Date on a Contract Anniversary (subject to availability), we must receive a request in Good Order within 30 calendar days prior to the Contract Anniversary. We allow ownership changes of a Contract with this GMWB (i) from an individual Owner that is a natural person to a trust, if that individual and the Annuitant are the same person or (ii) when the Owner is a legal entity, to another legal entity or the Annuitant. However, we do not allow these Ownership changes if they are a taxable event under the Code. In certain circumstances, we may permit the elimination of a joint Owner in the event of divorce. For Contracts purchased in the state of Oregon, other ownership changes may be permitted, however any ownership change not described above as a permitted change will result in termination of the GMWB. Otherwise, ownership changes are not allowed. When the Owner is a legal entity, changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

Election. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to the Contract on the Issue Date –	The GWB equals initial Premium net of any applicable Premium taxes, plus (for endorsements issued on or after April 30, 2012 and before April 29, 2013) any Contract Enhancement.
The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the withdrawal. See the GAWA percentage table below.

When this GMWB is added to the Contract on any Contract Anniversary, subject to availability –	The GWB equals Contract Value, minus (for endorsements issued before April 30, 2012 or on or after April 29, 2013) any recapture charges that would be assess on a full withdrawal.
The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the withdrawal. See the GAWA percentage table below.

For endorsements issued before April 30, 2012 or on or after April 29, 2013, Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why Premium (net of any applicable Premium taxes) is used to calculate the GWB. On Contracts with a Contract Enhancement, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. For endorsements issued on or after April 30, 2012 and before April 29, 2013, please note that while Contract Enhancements are effectively included in the GWB calculations at and after issue, potential recapture charges are not included at either time. (See Examples 1 and 2 in Appendix G under section “I. LifeGuard Freedom 6 Net”.)

The GWB can never be more than $5 million (including upon step-up, the application of a GWB adjustment or the application of any bonus), and the GWB is reduced by each withdrawal.

Withdrawals. The GAWA percentage and the GAWA are determined at the time of the first withdrawal. The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the withdrawal. The GAWA percentage varies according to age group and is determined based on the Owner's attained age at the time of the first withdrawal. If there are joint Owners, the GAWA percentage is based on the attained age of the oldest joint Owner. (Elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.)

There are five different GAWA% tables that may be available, each of which provides different GAWA percentages with different charges. The GAWA% tables, listed from the table offering the lowest GAWA percentages for each age group to the table offering the highest GAWA percentages for each age group, are: the Income Stream Level 1 GAWA% Table; the Income Stream Level 2 GAWA% Table; the Income Stream Level 3 GAWA% Table; the Income Stream Level 4 GAWA% Table; and the Income Stream Level 5 GAWA% Table. We reserve the right to prospectively restrict the availability of the GAWA% tables. Therefore, not all GAWA% tables may be available at the time you are interested in electing this GMWB. Please contact your representative, or contact us at our Annuity Service Center, for information regarding the current availability of the GAWA% tables.

The GAWA percentages for each age group, depending on which GAWA% table you elect, are as follows:

For Endorsements Issued On Or After September 15, 2014:

Ages	Income Stream Level 1 GAWA% Table	Income Stream Level 2 GAWA% Table	Income Stream Level 3 GAWA% Table	Income Stream Level 4 GAWA% Table	Income Stream Level 5 GAWA% Table
35 – 64	3.00%	3.25%	3.50%	3.75%	4.00%
65 – 74	4.00%	4.25%	4.50%	4.75%	5.00%
75 – 80	4.50%	4.75%	5.00%	5.25%	5.50%
81+	5.00%	5.25%	5.50%	5.75%	6.00%

If your endorsement was issued before September 15, 2014, different GAWA percentages than those reflected in the above table may apply. Please refer to your Contract endorsement and the related prospectus disclosure for the GAWA percentages applicable under your Contract at the time of purchase. If you need assistance finding this information, please contact your representative, or contact us at our Annuity Service Center. Our contact information is on the first page of the prospectus.

We reserve the right to prospectively change the GAWA percentages, including the age bands, on new GMWB endorsements. We recommend you check with your representative to learn about the current level of the GAWA percentages, or contact us at our Annuity Service Center for more information. Our contact information is on the first page of the prospectus. If we change the GAWA percentages described above, we will follow these procedures:
1) When we issue your Contract we will deliver a copy of the prospectus that includes the notice of change of GAWA percentages in the form of a prospectus update to you. You will have until the end of the Free Look period to cancel your Contract and this GMWB by returning the Contract to us pursuant to the provisions of the Free Look section (please see “Free Look” on page 164).
2) If you are an existing Owner and are eligible to elect this GMWB after the Issue Date, at the time we change the GAWA percentages we will send you the notice of change of GAWA percentages in the form of a prospectus update. If you later elect this GMWB, when we receive your election, we will send you the required endorsement with a duplicate notice of change of GAWA percentages. You will have 30 days after receiving the notice to cancel your election of this GMWB by returning the endorsement to us.
In each case, the actual GAWA percentages will be reflected in your Contract endorsement.

In connection with a change of GAWA percentages, as described above, we may continue to offer the existing GAWA percentages, in effect prior to the change, as an Optional GAWA% table at an increased charge. The increased charge for this GMWB will not be greater than the maximum annual charge shown in the charge tables, which in no event exceeds 3.00%. For the charges for each GMWB, please see the section for the applicable GMWB appearing under “Contract Charges” beginning on page 39. Also, please see the “Optional Endorsements” table under the “FEES AND EXPENSES TABLES” beginning on page 4. The Optional GAWA% table will maintain the GAWA percentages for each age group that were available before the change as reflected in the above table. If we offer the Optional GAWA% table, the notice of change in the form of a prospectus update, that will be delivered to you, will describe both the change to the GAWA percentages, and the Optional GAWA% table and related charges. We reserve the right to prospectively change the GAWA percentages in the Optional GAWA% table, including the age bands, on new GMWB endorsements subject to the notices and procedures described above.

Withdrawals cause the GWB to be recalculated. Withdrawals will also cause the GAWA to be recalculated if the withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or, for certain tax-qualified Contracts only, the RMD, plus the Earnings-Sensitive Adjustments during that Contract Year, if any. In such case, the recalculation of the GAWA will occur whether or not the For Life Guarantee is in effect. If the GWB is less than the GAWA at the end of any Contract Year and the For Life Guarantee is not in effect, the GAWA will be set equal to the GWB. This may occur, when over time, payment of the guaranteed withdrawals is nearly complete, the For Life Guarantee is not in effect and the GWB has been depleted to a level below the GAWA.

The tables below clarify what happens in each instance. (Example 14 in Appendix G under section “I. LifeGuard Freedom 6 Net” demonstrates how withdrawals affect this GMWB's guaranteed values). In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee. See “Contract Value is Zero” below for more information.

(RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. There is no RMD for non-qualified Contracts. For certain tax-qualified Contracts, this GMWB allows withdrawals greater than the GAWA plus the Earnings-Sensitive Adjustments during that Contract Year, if any, to meet the Contract's RMD (when the RMD is higher than the GAWA) without compromising the endorsement's guarantees. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, please see “RMD NOTES” under “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” on page 68, for more information.)

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, plus the Earnings- Sensitive Adjustments during that Contract Year, if any –
The GWB is recalculated, equaling the greater of:
●	The GWB before the withdrawal less the withdrawal; Or
●	Zero.
The GAWA is unchanged.

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, plus the Earnings-Sensitive Adjustments during that Contract Year, if any. The GAWA will be reduced at the end of a Contract Year to equal the GWB if the For Life Guarantee is not in effect and the GWB is nearly depleted, resulting in a GWB that is less than the GAWA. You may withdraw the greater of the GAWA or RMD, plus the Earnings-Sensitive Adjustments during that Contract Year, if any, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, plus the Earnings-Sensitive Adjustments, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, plus the Earnings-Sensitive Adjustments, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, plus the Earnings-Sensitive Adjustments, if any, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 14c in Appendix G under section “I. LifeGuard Freedom 6 Net”). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount. The GAWA is also likely to be reduced. Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, plus the Earnings-Sensitive Adjustments, if any, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, plus the Earnings-Sensitive Adjustments during that Contract Year, if any –	The GWB is recalculated, equaling the greater of:
●
The GWB prior to the withdrawal, first reduced dollar-for-dollar for any portion of the withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.
The GAWA is recalculated as follows:
	●	The GAWA prior to the withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.

The Excess Withdrawal is defined to be the lesser of:

•	The total amount of the current withdrawal, or

•
The amount by which the cumulative withdrawals for the current Contract Year (including the current withdrawal) exceeds the greater of the GAWA or the RMD, plus the Earnings-Sensitive Adjustments during that Contract Year, if any.

How the Earnings-Sensitive Adjustment works: As previously stated, the Earnings-Sensitive Adjustment is an amount that the Owner may be allowed to withdraw each Contract Year in addition to the GAWA while keeping the guarantees of this GMWB fully effective. An Earnings-Sensitive Adjustment calculation is done for each withdrawal taken and the amount, if any, depends on the withdrawal amount and the GMWB Earnings at the time of the withdrawal. A withdrawal under the Contract that includes an Earnings-Sensitive Adjustment will reduce Contract Value and other values in the same manner as any other withdrawal.

When determining the amount of permissible withdrawals, the formula for this GMWB takes into account two additional factors in computing the Earnings-Sensitive Adjustment (the additional permissible amount attributable to earnings) after all the other standard values such as the GAWA and GWB used in all GMWB endorsements are determined. The Guaranteed Withdrawal Balance Adjustment is also determined in the same manner without any special computational factors. Thus, this GMWB is similar to all other GMWBs except with regard to calculating the amount of permissible withdrawals.

The first concept used is the Maximum Eligible Withdrawal Amount Remaining (MEWAR), which is the maximum withdrawal amount (before the application of any Earnings-Sensitive Adjustment) that is eligible for the Earnings-Sensitive Adjustment at a given time. At any time, the MEWAR is the greater of:

•	Zero; or

•	The amount equal to:

◦	the amount of previous Earnings-Sensitive Adjustments in the current Contract Year; plus,

◦	the greater of the GAWA or the RMD; less

◦	all withdrawals previously made in the current Contract Year, including Earnings-Sensitive Adjustments.

The second concept relates to determining what the eligible earnings (GMWB Earnings) were. This involves a calculation that provides that at any time, GMWB Earnings are the greater of:

•	Zero; or

•	The Contract Value minus the GMWB Earnings Determination Baseline.

The GMWB Earnings Determination Baseline is determined as follows: The GMWB Earnings Determination Baseline is equal to the Premium, net of any applicable Premium taxes, if elected at issue, or Contract Value less any recapture charges that would be assessed on a full withdrawal, if elected on a Contract Anniversary (subject to availability).

With each subsequent Premium received after the Contract Issue Date, the GMWB Earnings Determination Baseline is recalculated to equal the GMWB Earnings Determination Baseline prior to the Premium payment plus the amount of the Premium payment, net of any applicable Premium taxes.

With each withdrawal, the GMWB Earnings Determination Baseline is recalculated to equal the greater of:

•	Zero; or

•	GMWB Earnings Determination Baseline prior to the withdrawal less the greater of:

◦	the withdrawal amount less the GMWB Earnings at the time of the withdrawal; or

◦	zero.

In determining the GMWB Earnings and the GMWB Earnings Determination Baseline, the formulas utilize the greater of zero, which serves to limit negative earnings results from affecting the calculations.

Withdrawals exceeding the permissible amount do not invalidate the For Life Guarantee if the Contract Value remains greater than zero, but cause the GWB and GAWA to be recalculated.

Earnings-Sensitive Adjustment as applied:

If the For Life Guarantee is in effect at the time of the withdrawal, the Earnings-Sensitive Adjustment is equal to the lesser of:

•	40% of the GMWB Earnings at the time of the withdrawal; or

•	2/3 of the lesser of the MEWAR and the withdrawal amount prior to any Earnings-Sensitive Adjustment.

If the For Life Guarantee is not in effect at the time of the withdrawal, the Earnings-Sensitive Adjustment is equal to the lesser of:

•	40% of the GMWB Earnings at the time of withdrawal;

•	2/3 of the lesser of the MEWAR and the withdrawal amount prior to any Earnings-Sensitive Adjustment; or

•	The greater of:

◦	zero; or

◦	the GWB less the MEWAR.

Example: For an example of a contract that makes basic simple assumptions to show how this Earnings-Sensitive Adjustment provision and its various components (i.e., GMWB Earnings, MEWAR, GMWB Earnings Determination Baseline, etc.) work, assume that you request the maximum permissible withdrawal, including an Earnings Sensitive Adjustment, if any. At the time of your withdrawal request, also assume that:

• You are age 65	• You have a non-qualified Contract (so there is no applicable RMD)
• Your initial Premium payment was $100,000	• You have not made any additional Premium payments or any
• The For Life Guarantee is in effect	withdrawals in the prior Contract Years or the current Contract Year
• Your GWB is $100,000	• Your GAWA percentage is 5%
• Your GAWA is $5,000	• Your Contract Value is $108,000

Your GMWB Earnings Determination Baseline prior to the withdrawal is equal to your initial sole Premium payment of $100,000. Since you have not taken other withdrawals and, therefore, there have been no previous Earnings-Sensitive Adjustments during the current Contract Year, the MEWAR is $5,000 (which is the greater of: zero, or the Earnings-Sensitive Adjustments thus far in the current Contract Year ($0) plus the GAWA ($5,000) less all partial withdrawals thus far in the current Contract year ($0)) ($0 + $5,000 - $0 = $5,000). As there have been no previous withdrawals taken in the current Contract Year, the MEWAR in this example equals the GAWA.

Your GMWB Earnings in this example are equal to $8,000, which is the greater of: zero, or your Contract Value less your GMWB Earnings Determination Baseline ($108,000 - $100,000 = $8,000). The Earnings-Sensitive Adjustment is equal to $3,200, which is the lesser of two amounts: $3,200, which is equal to 40% of the GMWB Earnings (0.40 * $8,000 = $3,200); and $3,333, which is equal to 2/3 of the lesser of the MEWAR and the withdrawal amount prior to the Earnings-Sensitive Adjustment (2/3 * $5,000 = $3,333). The total withdrawal amount requested in this example, therefore, is $8,200, which is the GAWA plus the Earnings-Sensitive Adjustment ($5,000 + $3,200 = $8,200).

Going forward adjustments are made to your various GMWB values and demonstrated by using the same assumptions as this example. Your Contract Value after the withdrawal is equal to $99,800, which is the Contract Value prior to the withdrawal less the total withdrawal amount ($108,000 - $8,200 = $99,800). Your GMWB Earnings Determination Baseline after the withdrawal is also equal to $99,800, which is the GMWB Earnings Determination Baseline prior to the withdrawal ($100,000) reduced by the greater of: the withdrawal amount in excess of the GMWB Earnings ($8,200 - $8,000 = $200), or zero. Your MEWAR after the withdrawal is equal to $0, which is the greater of: zero, or the Earnings-Sensitive Adjustments thus far in the current Contract Year plus the GAWA less all withdrawals thus far in the current Contract Year ($3,200 + $5,000 - $8,200 = 0). Your GWB after the withdrawal is equal to $91,800, which is the GWB before the withdrawal less the total withdrawal ($100,000 - $8,200 = $91,800).

Since the total withdrawals for the year do not exceed the GAWA ($5,000) plus the total Earnings-Sensitive Adjustments for the current Contract Year ($3,200), no proportional reduction applies to your GWB for this withdrawal. In addition, since the total withdrawals for the year do not exceed the GAWA ($5,000) plus the total Earnings-Sensitive Adjustments for the current Contract Year ($3,200), your GAWA is unchanged after the withdrawal.

For more examples showing how the Earnings-Sensitive Adjustment provision works, including an example involving an Excess Withdrawal, please see Example 14 in Appendix G under section “I. LifeGuard Freedom 6 Net”.

More on Withdrawals: Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment. For more information, please see “THE FIXED ACCOUNT AND GMWB FIXED ACCOUNT” beginning on page 15. Withdrawals may be subject to a recapture charge on any Contract Enhancement. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 160.

If the age of any Owner is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age. Any future GAWA percentage recalculation will be based on the correct age. If the age at election of the Owner (or oldest joint Owner) falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or Excess Withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Guaranteed Withdrawal Balance Adjustment. If no withdrawals are taken from the Contract on or prior to the GWB Adjustment Date (as defined below), then you will receive a GWB adjustment. Tax-qualified plan Contract Owners should consider the impact of Required Minimum Distributions on this benefit since any withdrawal from the Contract will void the GWB adjustment.

The GWB Adjustment Date is the later of:

•	The Contract Anniversary on or immediately following the Owner's (or oldest joint Owner's) 70th birthday, Or

•	The 12th Contract Anniversary (10th Contract Anniversary for endorsements issued before April 29, 2013) following the effective date of this endorsement.

The GWB adjustment is determined as follows:

•	On the effective date of this endorsement, the GWB adjustment is equal to 200% of the GWB, subject to a maximum of $5,000,000.

•
With each subsequent Premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the Premium payment plus 200% of the amount of the Premium payment, net of any applicable Premium taxes, plus (for endorsements issued on or after April 30, 2012 and before April 29, 2013) any Contract Enhancement, subject to a maximum of $5,000,000. (See Examples 4 and 5 in Appendix G under section “I. LifeGuard Freedom 6 Net”.)

•
With each subsequent Premium received on or after the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the Premium payment plus the amount of the Premium payment, net of any applicable Premium taxes, plus (for endorsements issued on or after April 30, 2012 and before April 29, 2013) any Contract Enhancement, subject to a maximum of $5,000,000. (See Examples 4 and 5 in Appendix G under section “I. LifeGuard Freedom 6 Net”.)

If no withdrawals are taken on or prior to the GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the GWB adjustment. No adjustments are made to the Bonus Base, the GMWB Earnings Determination Baseline or the Benefit Determination Baseline (explained below under “Step-up”). Once the GWB is re-set, this GWB adjustment provision terminates. In addition, if a withdrawal is taken on or before the GWB Adjustment Date, this GWB adjustment provision terminates without value. (Please see example 13 in Appendix G under section “I. LifeGuard Freedom 6 Net” for an illustration of this 200% GWB adjustment provision.)

Premiums.

With each subsequent Premium payment on the Contract –
The GWB is recalculated, increasing by the amount of the Premium net of any applicable Premium taxes, plus (for endorsements issued on or after April 30, 2012 and before April 29, 2013) any Contract Enhancement.

If the Premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
●
The GAWA percentage multiplied by the sum of i) the subsequent Premium payment net of any applicable Premium taxes, and ii) (for endorsements issued on or after April 30, 2012 and before April 29, 2013) any Contract Enhancement; Or

	●	The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent Premium payment that would result in your Contract having $1 million of Premiums in the aggregate. We also reserve the right to refuse subsequent Premium payments. The GWB can never be more than $5 million. See Examples 4b and 5b in Appendix G under section “I. LifeGuard Freedom 6 Net” to see how the GWB is recalculated when the $5 million maximum is hit.

Step-up. On each Contract Anniversary following the effective date of this GMWB, if the Contract Value is greater than the GWB, the GWB will be automatically re-set to the Contract Value (a “step-up”). (See Examples 8 and 9 in Appendix G under section “I. LifeGuard Freedom 6 Net”.)

In addition to an increase in the GWB, a step-up allows for a potential increase in the GAWA percentage in the event that the step-up occurs after the first withdrawal. The value used to determine whether the GAWA percentage will increase upon step-up is called the Benefit Determination Baseline (BDB). If elected at issue, the BDB equals initial Premium net of any applicable Premium taxes, plus (for endorsements issued on or after April 30, 2012 and before April 29, 2013) any Contract Enhancements. If elected after issue (subject to availability), the BDB equals Contract Value less (for endorsements issued before April 30, 2012 or on or after April 29, 2013) any recapture charges that would be assessed on a full withdrawal.

Upon step-up, if the Contract Value is greater than the BDB and the step-up occurs after the first withdrawal, the GAWA percentage will be re-determined based on the Owner's attained age. If an age band is crossed, the GAWA percentage will be increased. For example, assume an Owner was age 73 at the time of the first withdrawal resulting in, according to the table above, a GAWA percentage of 4.75% (assuming Income Stream Level 4 was elected). Also assume that, when the Owner is age 76, a step-up occurs and the Contract Value is greater than the BDB; in that case, the GAWA percentage will be re-determined based on the Owner's attained age of 76, resulting in a new GAWA percentage of 5.25%.

Upon step-up, if the Contract Value is not greater than the BDB, the GAWA percentage remains unchanged regardless of whether an age band has been crossed.

In the event that the Contract Value is greater than the BDB, the BDB is set equal to the Contract Value. The purpose of this re-set is to increase the BDB that will be used to determine whether the GAWA percentage will increase upon a future step-up if an age band is crossed.

Withdrawals do not affect the BDB. Subsequent Premium payments increase the BDB by the amount of the Premium net of any applicable Premium taxes, plus (for endorsements issued on or after April 30, 2012 and before April 29, 2013) any Contract Enhancement. In addition, unlike the GWB, the BDB is not subject to any maximum amount. Therefore, it is possible for the BDB to be more than $5 million.

With a step-up –	The GWB equals the Contract Value (subject to a $5 million maximum).
If the Contract Value is greater than the BDB prior to the step-up, then the BDB is set to equal the Contract Value (not subject to any maximum amount); and, if the step-up occurs after the first withdrawal, the GAWA percentage is recalculated based on the attained age of the Owner.

	●	If there are joint Owners, the GAWA percentage is recalculated based on the oldest joint Owner.
	●	The GAWA percentage will not be recalculated upon step-ups following Spousal Continuation.
For all Contracts to which this GMWB is added, if the step-up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	●	The GAWA percentage multiplied by the new GWB, Or
	●	The GAWA prior to step-up.

PLEASE NOTE: Withdrawals from the Contract reduce the GWB and Contract Value but do not affect the BDB. In the event of withdrawals, the BDB remains unchanged. Therefore, because the Contract Value must be greater than the BDB prior to step-up in order for the GAWA percentage to increase, a GAWA percentage increase may become less likely when continuing withdrawals are made from the Contract.

Upon step-up on or after the 2nd Contract Anniversary (5th Contract Anniversary for endorsements issued before April 30, 2012) following the effective date of this GMWB, the GMWB charge may be increased, subject to the applicable maximum annual charge. You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups. Such election must be received in Good Order prior to the Contract Anniversary. Please be aware that election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus. While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase. (Please see the “Bonus” subsection below for more information.) Also know that you may subsequently elect to reinstate the step-up provision together with the GWB bonus provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The GWB can never be more than $5 million with a step-up. However, the BDB is not subject to a $5 million maximum; therefore, it is still possible for the GAWA percentage to increase even when the GWB has hit its $5 million maximum because automatic step-ups still occur if the Contract Value is greater than the BDB. For example, assume the GWB and BDB are equal to $5 million prior to a step-up. Also assume that the GAWA percentage is 4.75% and the GAWA is $237,500. If, at the time of step-up, the Contract Value is $6 million, a step-up will occur. The GWB will remain at its maximum of $5 million but the BDB will be set equal to $6 million. If an age band has been crossed and the GAWA percentage for the Owner’s attained age is 5.25%, then the GAWA will be equal to $262,500 (5.25% x $5 million).

Please consult the representative who helped you purchase your Contract to be sure if a step-up is right for you and about any increase in charges upon a step-up. Upon step-up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death. The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase. Upon your death (or the first Owner's death with joint Owners) while the Contract is still in force, this GMWB terminates without value, unless continued by the surviving spouse.

Contract Value Is Zero. With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the Owner (or the death of any joint Owner), so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase. The For Life Guarantee will remain in effect if the Contract Value is reduced to zero by adverse investment performance or permissible withdrawals, but will terminate if reduced to zero by an Excess Withdrawal. If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase. The last payment will not exceed the remaining GWB at the time of payment. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner's (or oldest joint Owner's) attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.

After each payment when the Contract Value is zero –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA is unchanged. At the end of each Contract Year, if the GWB is less than the GAWA and the For Life Guarantee is not in effect, the GAWA is set equal to the GWB.

Subject to the Company’s approval, you may elect to receive payments more frequently than annually. If you die, all rights under your Contract cease. No subsequent Premium payments will be accepted. All optional endorsements terminate without value. And no death benefit is payable, including the Earnings Protection Benefit.

Spousal Continuation. In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

•
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

◦	Upon the Owner's death, the For Life Guarantee is void.

◦	Only the GWB is payable while there is value to it (until depleted).

◦	The GWB adjustment provision is void.

◦	Step-ups will continue as permitted in accordance with the step-up rules above.

◦	Contract Anniversaries will continue to be based on the Contract's Issue Date.

◦
If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the original Owner's (or oldest joint Owner's) attained age on the continuation date. The GAWA percentage will not change on future step-ups, even if the Contract Value exceeds the BDB.

◦
The Latest Income Date is based on the age of the surviving spouse. Please refer to “Annuitization” subsection below for information regarding the availability of the “Specified Period Income of the GAWA” option if the GWB has been continued by a spousal Beneficiary upon the death of the original Owner.

•	Continue the Contract without this GMWB (GMWB is terminated).

•
Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility – if the spousal Beneficiary terminated the GMWB in continuing the Contract.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 159.

Termination. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

•	The Income Date;

•	The date of complete withdrawal of Contract Value (full surrender of the Contract);

In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.

•	Conversion of this GMWB (if conversion is permitted);

•	The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

•	The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

•	The date all obligations under this GMWB are satisfied after the Contract has been terminated.

Annuitization.

Life Income of GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first). The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of election of this option. The GAWA percentage will not change after election of this option.

Specified Period Income of the GAWA. On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (This income option only applies if the GMWB has been continued by the spousal Beneficiary upon the death of the original Owner, in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 67 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus. The primary purpose of the bonus is to act as an incentive for you to defer taking withdrawals. A bonus equal to 6% of the Bonus Base (defined below) will be applied to the GWB at the end of each Contract Year within the Bonus Period (also defined below) if no withdrawals are taken during that Contract Year. The bonus enables the GWB and GAWA to increase in a given Contract Year (even during a down market relative to your Contract Value allocated to the Investment Divisions). The increase, however, may not equal the amount that your Contract Value has declined. This description of the bonus feature is supplemented by the examples in Appendix G, particularly example 10 under section “I. LifeGuard Freedom 6 Net”. The box below has more information about the bonus, including:

•	How the bonus is calculated;

•	What happens to the Bonus Base (and bonus) with a withdrawal, Premium payment, and any step-up;

•	For how long the bonus is available; and

•	When and what happens when the bonus is applied to the GWB.

The bonus equals 6% of the Bonus Base, which is an amount that may vary after this GMWB is added to the Contract, as described immediately below.
●	When this GMWB is added to the Contract, the Bonus Base equals the GWB.
●
With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the Earnings-Sensitive Adjustments during that Contract Year plus the greater of the GAWA or the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

○ All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.
○ A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.
●
With a Premium payment, the Bonus Base increases by the amount of the Premium payment net of any applicable Premium taxes, plus (for endorsements issued on or after April 30, 2012 and before April 29, 2013) any Contract Enhancement.

●	With any step-up (if the GWB increases upon step-up), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the step-up.
The Bonus Base can never be more than $5 million.
The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.

When the bonus is applied:

●	The GWB is recalculated, increasing by 6% of the Bonus Base.
●	If the Bonus is applied after the first withdrawal (in a prior year), the GAWA is then recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base, GWB adjustment or BDB.
The Bonus is only available during the Bonus Period. The Bonus Period begins on the effective date of this GMWB endorsement. In addition, the Bonus Period will re-start at the time the Bonus Base increases due to a step-up so long as the step-up occurs on or before the Contract Anniversary immediately following the Owner’s (if Joint Owners, the oldest Owner’s) 80th birthday. (See example below.)

The Bonus Period ends on the earlier of:

●	The tenth Contract Anniversary following (1) the effective date of the endorsement or (2) the most recent increase to the Bonus Base due to a step-up, if later; or
●	The date the Contract Value is zero.

The Bonus Base will continue to be calculated even after the Bonus Period expires. Therefore, it is possible for the Bonus Period to expire and then re-start on a later Contract Anniversary if the Bonus Base increases due to a step-up.

The purpose of the re-start provision is to extend the period of time over which the Owner is eligible to receive a bonus. For example, assume this GMWB was added to a Contract on December 1, 2018. At that time, the bonus period is scheduled to expire on December 1, 2028 (which is the tenth Contract Anniversary following the effective date of the endorsement). If a step-up increasing the Bonus Base occurs on the third Contract Anniversary following the effective date of the endorsement (December 1, 2021), and the Owner is younger than age 80, the Bonus Period will re-start and will be scheduled to expire on December 1, 2031. Further, assuming that the next Bonus Base increase due to a step-up does not occur until December 1, 2033 (which is two years after the Bonus Period in this example expired) and that the Owner is still younger than age 80 at that time, the Bonus Period would re-start on December 1, 2033, and would be scheduled to expire on December 1, 2043. (Please also see Examples 8 and 9 in Appendix G under section “I. LifeGuard Freedom 6 Net” for more information regarding the re-start provision.)

Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount (“LifeGuard Freedom 6 Net With Joint Option”).

This Guaranteed Minimum Withdrawal Benefit (GMWB) guarantees the withdrawal of a minimum annual amount for the duration of the life of the Owner and the Owner's spouse regardless of the performance of the underlying investment options, subject to the conditions described below. This benefit may be appropriate for those individuals who are looking for a number of features, within a GMWB, that may offer a higher level of guarantee and who are seeking greater access to earnings to provide more income when the Contract performs well, without negatively impacting the guarantees.  By allowing the Owner and the Owner's spouse to add earnings to the amount of otherwise permissible withdrawals, referred to below as the Earnings-Sensitive Adjustment, he or she has the potential to take greater withdrawals and to receive the same after-tax withdrawal amount every Contract Year (assuming a 40% tax rate).

The following descriptions of this GMWB's features are supplemented by a basic example below and the examples in Appendix G under section “I. LifeGuard Freedom 6 Net”. The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below. Please consult the representative who is helping you purchase your Contract to be sure that this GMWB ultimately suits your needs.

The election of this GMWB under a non-qualified Contract requires the joint Owners to be spouses (as defined under the Internal Revenue Code) and each joint Owner is considered to be a “Covered Life.”

The Owners cannot be subsequently changed (except in the limited circumstances discussed below), and new Owners cannot be added. Upon death of either joint Owner, the surviving joint Owner will be treated as the primary Beneficiary and all other Beneficiaries will be treated as contingent Beneficiaries. The For Life Guarantee will not apply to these contingent Beneficiaries, as they are not Covered Lives.

This GMWB is available on a limited basis under non-qualified Contracts for certain kinds of legal entities, such as (i) custodial accounts where the spouses are the joint Annuitants and (ii) trusts where the spouses are the sole beneficial owners, and the For Life Guarantee is based on the Annuitant's life who dies last. We will allow changes (a) from joint individual ownership of non-qualified Contracts to ownership by the types of legal entities that we permit or (b) changes of ownership from such a legal entity to the Annuitants or to another such legal entity; however, we do not allow these ownership changes if they are a taxable event under the Code, and no changes of Annuitant subsequent to any such change are allowed. For Contracts purchased in the state of Oregon, other ownership changes may be permitted, however any ownership change not described above as a permitted change, will result in termination of the GMWB.

Tax-qualified Contracts cannot be issued to joint Owners and require the Owner and Annuitant to be the same person. Under a tax-qualified Contract, the election of this GMWB requires the Owner and primary Beneficiary to be spouses (as defined in the Internal Revenue Code). The Owner and only the primary spousal Beneficiary named at the election of this GMWB under a tax-qualified Contract will also each be considered a Covered Life, and these Covered Lives cannot be subsequently changed.

In certain circumstances we may permit the elimination of a joint Owner Covered Life or primary spousal Beneficiary Covered Life in the event of divorce.  In such cases, new Covered Lives may not be named.

For tax-qualified Contracts, the Owner and primary spousal Beneficiary cannot be changed while both are living. If the Owner dies first, the primary spousal Beneficiary will become the Owner upon Spousal Continuation and he or she may name a Beneficiary; however, that Beneficiary is not considered a Covered Life. Likewise, if the primary spousal Beneficiary dies first, the Owner may name a new Beneficiary; however, that Beneficiary is also not considered a Covered Life and consequently the For Life Guarantee will not apply to the new Beneficiary.

This GMWB is also available on a limited basis under Qualified Custodial Account Contracts, pursuant to which the Annuitant and a Contingent Annuitant named at election of the GMWB must be spouses and will be the Covered Lives. The only changes in these arrangements that we permit are that (i) the custodial owner may be changed or (ii) the ownership of the Contract may be transferred to the Annuitant if, at the same time as that transfer, the Contingent Annuitant is designated as the primary (spousal) Beneficiary.

For both non-qualified and tax-qualified Contracts, this GMWB guarantees withdrawals during the Contract's accumulation phase (i.e., before the Income Date), subject to the following:

•	This guarantee lasts for the duration of the life of the last surviving Covered Life (the "For Life Guarantee") if the For Life Guarantee is in effect;

The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest Covered Life attaining the age of 59 1/2. If the youngest Covered Life is 59 1/2 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

If the For Life Guarantee is in effect, it will be terminated if a withdrawal exceeds the permissible amounts and reduces the Contract Value to zero. (Please see the "Contract Value is Zero" subsection below to understand what happens when the Contract Value is reduced to zero.) Otherwise, the For Life Guarantee remains effective until the date this GMWB endorsement is terminated or until the Continuation Date on which a spousal Beneficiary who is not a Covered Life continues this GMWB endorsement under spousal continuation. Please see the “Termination” subsection below to understand under what conditions this GMWB endorsement and, accordingly, the For Life Guarantee can be terminated.

In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee. See “Contract Value is Zero” below for more information.

•
If the For Life Guarantee is not in effect, the guarantee lasts until the earlier of (1) the date of the death of the last surviving Covered Life or (2) the date when all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals.

In the event of the last surviving Covered Life's death, a spousal Beneficiary who is not a Covered Life may continue this GMWB endorsement under spousal continuation. In that event, the GWB is payable until depleted. (Please see the “Spousal Continuation” subsection below for more information.) If the Beneficiary is a non-spousal Beneficiary, the GWB is void and this endorsement is terminated; therefore, the death of the last surviving Covered Life may have a significant negative impact on the value of this GMWB endorsement and cause the endorsement to prematurely terminate.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) or, for certain tax-qualified Contracts, the required minimum distribution (RMD), plus the Earnings-Sensitive Adjustments during a Contract Year, if any. Please see “Withdrawals” below for more information about the GAWA and Earnings-Sensitive Adjustments. The withdrawals that exceed the limit are referred to as "Excess Withdrawals", as further described below, while those that do not exceed the limit are referred to as “permissible withdrawals” or “permissible amounts.”

This GMWB is available to Covered Lives 35 to 80 years old (45 to 80 years old for GMWBs issued before December 12, 2011) (proof of age is required and both Covered Lives must be within the eligible age range). This GMWB may be added to a Contract on the Issue Date or on any Contract Anniversary, and cannot be canceled except by a spousal Beneficiary who is not a Covered Life, who, upon the Owner's death, may elect to continue the Contract without the GMWB. To continue joint GMWB coverage upon the death of the Owner (or the death of either joint Owner of a non-qualified Contract), provided that the other Covered Life is still living, the Contract must be continued by election of Spousal Continuation. Upon continuation, the spouse becomes the Owner and obtains all rights as the Owner. If you want to elect this GMWB after the Contract Issue Date on a Contract Anniversary (subject to availability), we must receive a request in Good Order within 30 calendar days prior to the Contract Anniversary. This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract).

Availability of this GMWB may be subject to further limitation.

Election. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to the Contract on the Issue Date –	The GWB equals initial Premium net of any applicable Premium taxes, plus (for endorsements issued on or after April 30, 2012 and before September 16, 2013) any Contract Enhancement.
The GAWA is determined based on the youngest Covered Life's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the withdrawal. See the GAWA percentage table below.

When this GMWB is added to the Contract on any Contract Anniversary, subject to availability –	The GWB equals Contract Value, minus (for endorsements issued before April 30, 2012 or on or after September 16, 2013) any recapture charges that would be assessed on a full withdrawal.
The GAWA is determined based on the youngest Covered Life's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the withdrawal. See the GAWA percentage table below.

For endorsements issued before April 30, 2012 or on or after September 16, 2013, Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why Premium (net of any applicable Premium taxes) is used to calculate the GWB. On Contracts with a Contract Enhancement, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. For endorsements issued on or after April 30, 2012 and before September 16, 2013, please note that while Contract Enhancements are effectively included in the GWB calculations at and after issue, potential recapture charges are not included at either time. (See Examples 1 and 2 in Appendix G under section “I. LifeGuard Freedom 6 Net”.)

The GWB can never be more than $5 million (including upon step-up, the application of a GWB adjustment or the application of any bonus), and the GWB is reduced by each withdrawal.

PLEASE NOTE: Upon the Owner's death, the For Life Guarantee is void unless this GMWB is continued by a spousal Beneficiary who is a Covered Life. However, it is possible for this GMWB to be continued without the For Life Guarantee by a spousal Beneficiary who is not a Covered Life. Please see the “Spousal Continuation” subsection below for more information.

Withdrawals. The GAWA percentage and the GAWA are determined at the time of the first withdrawal. The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the withdrawal. The GAWA percentage varies according to age group and is determined based on the youngest Covered Life's attained age at the time of the first withdrawal. (Elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.)

There are three different GAWA% tables that may be available, each of which provides different GAWA percentages with different charges. The GAWA% tables, listed from the table offering the lowest GAWA percentages for each age group to the table offering the highest GAWA percentages for each age group, are: the Income Stream Level 1 GAWA% Table; the Income Stream Level 2 GAWA% Table; and the Income Stream Level 3 GAWA% Table. We reserve the right to prospectively restrict the availability of the GAWA% tables. Therefore, not all GAWA% tables may be available at the time you are interested in electing this GMWB. Please contact your representative, or contact us at our Annuity Service Center, for information regarding the current availability of the GAWA% tables.

The GAWA percentages for each age group, depending on which GAWA% table you elect, are as follows:

For Endorsements Issued On Or After September 15, 2014:

Ages	Income Stream Level 1 GAWA% Table	Income Stream Level 2 GAWA% Table	Income Stream Level 3 GAWA% Table
35 – 64	3.00%	3.25%	3.50%
65 – 74	4.00%	4.25%	4.50%
75 – 80	4.50%	4.75%	5.00%
81+	5.00%	5.25%	5.50%

If your endorsement was issued before September 15, 2014, different GAWA percentages than those reflected in the above table may apply. Please refer to your Contract endorsement and the related prospectus disclosure for the GAWA percentages applicable under your Contract at the time of purchase. If you need assistance finding this information, please contact your representative, or contact us at our Annuity Service Center. Our contact information is on the first page of the prospectus.

We reserve the right to prospectively change the GAWA percentages, including the age bands, on new GMWB endorsements. We recommend you check with your representative to learn about the current level of the GAWA percentages, or contact us at our Annuity Service Center for more information. Our contact information is on the first page of the prospectus. If we change the GAWA percentages described above, we will follow these procedures:
1) When we issue your Contract we will deliver a copy of the prospectus that includes the notice of change of GAWA percentages in the form of a prospectus update to you. You will have until the end of the Free Look period to cancel your Contract and this GMWB by returning the Contract to us pursuant to the provisions of the Free Look section (please see “Free Look” on page 164).
2) If you are an existing Owner and are eligible to elect this GMWB after the Issue Date, at the time we change the GAWA percentages we will send you the notice of change of GAWA percentages in the form of a prospectus update. If you later elect this GMWB, when we receive your election, we will send you the required endorsement with a duplicate notice of change of GAWA percentages. You will have 30 days after receiving the notice to cancel your election of this GMWB by returning the endorsement to us.
In each case, the actual GAWA percentages will be reflected in your Contract endorsement.

In connection with a change of GAWA percentages, as described above, we may continue to offer the existing GAWA percentages, in effect prior to the change, as an Optional GAWA% table at an increased charge. The increased charge for this GMWB will not be greater than the maximum annual charge shown in the charge tables, which in no event exceeds 3.00%. For the charges for each GMWB, please see the section for the applicable GMWB appearing under “Contract Charges” beginning on page 39. Also, please see the “Optional Endorsements” table under the “FEES AND EXPENSES TABLES” beginning on page 4. The Optional GAWA% table will maintain the GAWA percentages for each age group that were available before the change as reflected in the above table. If we offer the Optional GAWA% table, the notice of change in the form of a prospectus update, that will be delivered to you, will describe both the change to the GAWA percentages, and the Optional GAWA% table and related charges. We reserve the right to prospectively change the GAWA percentages in the Optional GAWA% table, including the age bands, on new GMWB endorsements subject to the notices and procedures described above.

Withdrawals cause the GWB to be recalculated. Withdrawals will also cause the GAWA to be recalculated if the withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or, for certain tax-qualified Contracts only, the RMD, plus the Earnings-Sensitive Adjustments during that Contract Year, if any. In such case, the recalculation of the GAWA will occur whether or not the For Life Guarantee is in effect. If the GWB is less than the GAWA at the end of any Contract Year and the For Life Guarantee is not in effect, the GAWA will be set equal to the GWB. This may occur, when over time, payment of the guaranteed withdrawals is nearly complete, the For Life Guarantee is not in effect and the GWB has been depleted to a level below the GAWA. The tables below clarify what happens in each instance. (Example 14 in Appendix G under section “I. LifeGuard Freedom 6 Net” demonstrates how withdrawals affect this GMWB's guaranteed values). In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee. See “Contract Value is Zero” below for more information.

(RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. There is no RMD for non-qualified Contracts. For certain tax-qualified Contracts, this GMWB allows withdrawals greater than the GAWA plus the Earnings-Sensitive Adjustments during that Contract Year, if any, to meet the Contract's RMD (when the RMD is higher than the GAWA) without compromising the endorsement's guarantees. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, please see “RMD NOTES” under “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” on page 68, for more information.)

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, plus the Earnings-Sensitive Adjustments during that Contract Year, if any –
The GWB is recalculated, equaling the greater of:
●	The GWB before the withdrawal less the withdrawal; Or
●	Zero.
The GAWA is unchanged.

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, plus the Earnings-Sensitive Adjustments during that Contract Year, if any. The GAWA will be reduced at the end of a Contract Year to equal the GWB if the For Life Guarantee is not in effect and the GWB is nearly depleted, resulting in a GWB that is less than the GAWA. You may withdraw the greater of the GAWA or RMD, plus the Earnings-Sensitive Adjustments during that Contract Year, if any, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, plus the Earnings-Sensitive Adjustments, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, plus the Earnings-Sensitive Adjustments, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, plus the Earnings-Sensitive Adjustments, if any, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 14c in Appendix G under section “I. LifeGuard Freedom 6 Net”). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount. The GAWA is also likely to be reduced. Therefore, please note that withdrawing more than the greater of the GAWA or RMD, plus the Earnings-Sensitive Adjustments, if any in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, plus the Earnings-Sensitive Adjustments during that Contract Year, if any –	The GWB is recalculated, equaling the greater of:
●
The GWB prior to the withdrawal, first reduced dollar-for-dollar for any portion of the withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.
The GAWA is recalculated as follows:
	●	The GAWA prior to the withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.

The Excess Withdrawal is defined to be the lesser of:

•	The total amount of the current withdrawal, or

•
The amount by which the cumulative withdrawals for the current Contract Year (including the current withdrawal) exceeds the greater of the GAWA or the RMD, plus the Earnings-Sensitive Adjustments during that Contract Year, if any.

How the Earnings-Sensitive Adjustment works: As previously stated, the Earnings-Sensitive Adjustment is an amount that the Owner may be allowed to withdraw each Contract Year in addition to the GAWA while keeping the guarantees of this GMWB fully effective. An Earnings-Sensitive Adjustment calculation is done for each withdrawal taken and the amount, if any, depends on the withdrawal amount and the GMWB Earnings at the time of the withdrawal. A withdrawal under the Contract that includes an Earnings-Sensitive Adjustment will reduce Contract Value and other values in the same manner as any other withdrawal.

When determining the amount of permissible withdrawals, the formula for this GMWB takes into account two additional factors in computing the Earnings-Sensitive Adjustment (the additional permissible amount attributable to earnings) after all the other standard values such as the GAWA and GWB used in all GMWB endorsements are determined. The Guaranteed Withdrawal Balance Adjustment is also determined in the same manner without any special computational factors. Thus, this GMWB is similar to all other GMWBs except with regard to calculating the amount of permissible withdrawals.

The first concept used is the Maximum Eligible Withdrawal Amount Remaining (MEWAR), which is the maximum withdrawal amount (before the application of any Earnings-Sensitive Adjustment) that is eligible for the Earnings-Sensitive Adjustment at a given time. At any time, the MEWAR is the greater of:

•	Zero; or

•	The amount equal to:

◦	the amount of previous Earnings-Sensitive Adjustments in the current Contract Year; plus,

◦	the greater of the GAWA or the RMD; less

◦	all withdrawals previously made in the current Contract Year, including Earnings-Sensitive Adjustments.

The second concept relates to determining what the eligible earnings (GMWB Earnings) were. This involves a calculation that provides that at any time, GMWB Earnings are the greater of:

•	Zero; or

•	The Contract Value minus the GMWB Earnings Determination Baseline.

The GMWB Earnings Determination Baseline is determined as follows: The GMWB Earnings Determination Baseline is equal to the Premium, net of any applicable Premium taxes, if elected at issue, or Contract Value less any recapture charges that would be assessed on a full withdrawal, if elected on a Contract Anniversary (subject to availability).

With each subsequent Premium received after the Contract Issue Date, the GMWB Earnings Determination Baseline is recalculated to equal the GMWB Earnings Determination Baseline prior to the Premium payment plus the amount of the Premium payment, net of any applicable Premium taxes.

With each withdrawal, the GMWB Earnings Determination Baseline is recalculated to equal the greater of:

•	Zero; or

•	GMWB Earnings Determination Baseline prior to the withdrawal less the greater of:

◦	the withdrawal amount less the GMWB Earnings at the time of the withdrawal; or

◦	zero.

In determining the GMWB Earnings and the GMWB Earnings Determination Baseline, the formulas utilize the greater of zero, which serves to limit negative earnings results from affecting the calculations.

Withdrawals exceeding the permissible amount do not invalidate the For Life Guarantee if the Contract Value remains greater than zero, but cause the GWB and GAWA to be recalculated.

Earnings-Sensitive Adjustment as applied:

If the For Life Guarantee is in effect at the time of the withdrawal, the Earnings-Sensitive Adjustment is equal to the lesser of:

•	40% of the GMWB Earnings at the time of the withdrawal; or

•	2/3 of the lesser of the MEWAR and the withdrawal amount prior to any Earnings-Sensitive Adjustment.

If the For Life Guarantee is not in effect at the time of the withdrawal, the Earnings-Sensitive Adjustment is equal to the lesser of:

•	40% of the GMWB Earnings at the time of withdrawal;

•	2/3 of the lesser of the MEWAR and the withdrawal amount prior to any Earnings-Sensitive Adjustment; or

•	The greater of:

◦	zero; or

◦	the GWB less the MEWAR.

Example: For an example of a contract that makes basic simple assumptions to show how this Earnings-Sensitive Adjustment provision and its various components (i.e., GMWB Earnings, MEWAR, GMWB Earnings Determination Baseline, etc.) work, assume that you request the maximum permissible withdrawal, including an Earnings Sensitive Adjustment, if any. At the time of your withdrawal request, also assume that:

• You and your spouse are age 65	• You have a non-qualified Contract (so there is no applicable RMD)
• Your initial Premium payment was $100,000	• You have not made any additional Premium payments or any
• The For Life Guarantee is in effect	withdrawals in the prior Contract Years or the current Contract Year
• Your GWB is $100,000	• Your GAWA percentage is 5%
• Your GAWA is $5,000	• Your Contract Value is $108,000

Your GMWB Earnings Determination Baseline prior to the withdrawal is equal to your initial sole Premium payment of $100,000. Since you have not taken other withdrawals and, therefore, there have been no previous Earnings-Sensitive Adjustments during the current Contract Year, the MEWAR is $5,000 (which is the greater of: zero, or the Earnings-Sensitive Adjustments thus far in the current Contract Year ($0) plus the GAWA ($5,000) less all partial withdrawals thus far in the current Contract year ($0)) ($0 + $5,000 - $0 = $5,000). As there have been no previous withdrawals taken in the current Contract Year, the MEWAR in this example equals the GAWA.

Your GMWB Earnings in this example are equal to $8,000, which is the greater of: zero, or your Contract Value less your GMWB Earnings Determination Baseline ($108,000 - $100,000 = $8,000). The Earnings-Sensitive Adjustment is equal to $3,200, which is the lesser of two amounts: $3,200, which is equal to 40% of the GMWB Earnings (0.40 * $8,000 = $3,200); and $3,333, which is equal to 2/3 of the lesser of the MEWAR and the withdrawal amount prior to the Earnings-Sensitive Adjustment (2/3 * $5,000 = $3,333). The total withdrawal amount requested in this example, therefore, is $8,200, which is the MEWAR plus the Earnings-Sensitive Adjustment ($5,000 + $3,200 = $8,200).

Going forward adjustments are made to your various GMWB values and demonstrated by using the same assumptions as this example. Your Contract Value after the withdrawal is equal to $99,800, which is the Contract Value prior to the withdrawal less the total withdrawal amount ($108,000 - $8,200 = $99,800). Your GMWB Earnings Determination Baseline after the withdrawal is also equal to $99,800, which is the GMWB Earnings Determination Baseline prior to the withdrawal ($100,000) reduced by the greater of: the withdrawal amount in excess of the GMWB Earnings ($8,200 - $8,000 = $200), or zero. Your MEWAR after the withdrawal is equal to $0, which is the greater of: zero, or the Earnings-Sensitive Adjustments thus far in the current Contract Year plus the GAWA less all withdrawals thus far in the current Contract Year ($3,200 + $5,000 - $8,200 = 0). Your GWB after the withdrawal is equal to $91,800, which is the GWB before the withdrawal less the total withdrawal ($100,000 - $8,200 = $91,800). Since the total withdrawals for the year do not exceed the total Earnings-Sensitive Adjustments for the current Contract Year ($3,200) plus the GAWA ($5,000), no proportional reduction applies to your GWB for this withdrawal. In addition, since the total withdrawals for the year do not exceed the total Earnings-Sensitive Adjustments for the current Contract Year ($3,200) plus the GAWA ($5,000), your GAWA is unchanged after the withdrawal.

For more examples showing how the Earnings-Sensitive Adjustment provision works, including an example involving an Excess Withdrawal, please see Example 14 in Appendix G under section “I. LifeGuard Freedom 6 Net”.

More on Withdrawals: Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment. For more information, please see “THE FIXED ACCOUNT AND GMWB FIXED ACCOUNT” beginning on page 15. Withdrawals may be subject to a recapture charge on any Contract Enhancement. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 160.

If the age of any Covered Life is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age. Any future GAWA percentage recalculation will be based on the correct age. If the age at election of either Covered Life falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Guaranteed Withdrawal Balance Adjustment. If no withdrawals are taken from the Contract on or prior to the GWB Adjustment Date (as defined below), then you will receive a GWB adjustment. Tax-qualified plan Contract Owners should consider the impact of Required Minimum Distributions on this benefit since any withdrawal from the Contract will void the GWB adjustment.

The GWB Adjustment Date is the later of:

•	The Contract Anniversary on or immediately following the youngest Covered Life's 70th birthday, Or

•	The 12th Contract Anniversary (10th Contract Anniversary for endorsements issued before September 16, 2013) following the effective date of this endorsement.

The GWB adjustment is determined as follows:

•	On the effective date of this endorsement, the GWB adjustment is equal to 200% of the GWB, subject to a maximum of $5,000,000.

•
With each subsequent Premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the Premium payment plus 200% of the amount of the Premium payment, net of any applicable Premium taxes, plus (for endorsements issued on or after April 30, 2012 and before September 16, 2013) any Contract Enhancement, subject to a maximum of $5,000,000. (See Examples 4 and 5 in Appendix G under section “I. LifeGuard Freedom 6 Net”.)

•
With each subsequent Premium received on or after the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the Premium payment plus the amount of the Premium payment, net of any applicable Premium taxes, plus (for endorsements issued on or after April 30, 2012 and before September 16, 2013) any Contract Enhancement, subject to a maximum of $5,000,000. (See Examples 4 and 5 in Appendix G under section “I. LifeGuard Freedom 6 Net”.)

If no withdrawals are taken on or prior to the GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the GWB adjustment. No adjustments are made to the Bonus Base, the GMWB Earnings Determination Baseline or the Benefit Determination Baseline (explained below under “Step-up”). Once the GWB is re-set, this GWB adjustment provision terminates. In addition, if a withdrawal is taken on or before the GWB Adjustment Date, this GWB adjustment provision terminates without value. (Please see example 13 in Appendix G under section “I. LifeGuard Freedom 6 Net” for an illustration of this 200% GWB adjustment provision.)

Premiums.

With each subsequent Premium payment on the Contract –
The GWB is recalculated, increasing by the amount of the Premium net of any applicable Premium taxes, plus (for endorsements issued on or after April 30, 2012 and before September 16, 2013) any Contract Enhancement.

If the Premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
●
The GAWA percentage multiplied by the sum of i) the subsequent Premium payment net of any applicable Premium taxes, plus ii) (for endorsements issued on or after April 30, 2012 and before September 16, 2013) any Contract Enhancement; Or

	●	The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent Premium payment that would result in your Contract having $1 million of Premiums in the aggregate. We also reserve the right to refuse subsequent Premium payments. The GWB can never be more than $5 million. See Examples 4b and 5b in Appendix G under section “I. LifeGuard Freedom 6 Net” to see how the GWB is recalculated when the $5 million maximum is hit.

Step-up. On each Contract Anniversary following the effective date of this GMWB, if the Contract Value is greater than the GWB, the GWB will be automatically re-set to the Contract Value (a “step-up”). (See Examples 8 and 9 in Appendix G under section “I. LifeGuard Freedom 6 Net”.)

In addition to an increase in the GWB, a step-up allows for a potential increase in the GAWA percentage in the event that the step-up occurs after the first withdrawal. The value used to determine whether the GAWA percentage will increase upon step-up is called the Benefit Determination Baseline (BDB). If elected at issue, the BDB equals initial Premium net of any applicable Premium taxes, plus (for endorsements issued on or after April 30, 2012 and before September 16, 2013) any Contract Enhancements. If elected after issue (subject to availability), the BDB equals Contract Value less (for endorsements issued before April 30, 2012 or on or after September 16, 2013) any recapture charges that would be assessed on a full withdrawal.

Upon step-up, if the Contract Value is greater than the BDB and the step-up occurs after the first withdrawal, the GAWA percentage will be re-determined based on the youngest Covered Life's attained age. If an age band is crossed, the GAWA percentage will be increased. For example, assume the youngest Covered Life was age 73 at the time of the first withdrawal resulting in, according to the table above, a GAWA percentage of 4.50% (assuming Income Stream Level 3 was elected). Also assume that, when the youngest Covered Life is age 76, a step-up occurs and the Contract Value is greater than the BDB; in that case, the GAWA percentage will be re-determined based on the youngest Covered Life's attained age of 76, resulting in a new GAWA percentage of 5.00%.

Upon step-up, if the Contract Value is not greater than the BDB, the GAWA percentage remains unchanged regardless of whether an age band has been crossed.

In the event that the Contract Value is greater than the BDB, the BDB is set equal to the Contract Value. The purpose of this re-set is to increase the BDB that will be used to determine whether the GAWA percentage will increase upon a future step-up if an age band is crossed.

Withdrawals do not affect the BDB. Subsequent Premium payments increase the BDB by the amount of the Premium net of any applicable Premium taxes, plus (for endorsements issued on or after April 30, 2012 and before September 16, 2013) any Contract Enhancement. In addition, unlike the GWB, the BDB is not subject to any maximum amount. Therefore, it is possible for the BDB to be more than $5 million.

With a step-up –	The GWB equals the Contract Value (subject to a $5 million maximum).
If the Contract Value is greater than the BDB prior to the step-up, then the BDB is set to equal the Contract Value (not subject to any maximum amount); and, if the step-up occurs after the first withdrawal, the GAWA percentage is recalculated based on the attained age of the youngest Covered Life.

	●	The GAWA percentage will not be recalculated upon step-ups following Spousal Continuation if the spouse electing Spousal Continuation is not a Covered Life.
For all Contracts to which this GMWB is added, if the step-up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	●	The GAWA percentage multiplied by the new GWB, Or
	●	The GAWA prior to step-up.

PLEASE NOTE: Withdrawals from the Contract reduce the GWB and Contract Value but do not affect the BDB. In the event of withdrawals, the BDB remains unchanged. Therefore, because the Contract Value must be greater than the BDB prior to step-up in order for the GAWA percentage to increase, a GAWA percentage increase may become less likely when continuing withdrawals are made from the Contract.

Upon step-up on or after the 2nd Contract Anniversary (5th Contract Anniversary for endorsements issued before April 30, 2012) following the effective date of this GMWB, the GMWB charge may be increased, subject to the maximum annual charge of 3.00%. You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups. Such election must be received in Good Order prior to the Contract Anniversary. Please be aware that election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus. While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase. (Please see the “Bonus” subsection below for more information.) Also know that you may subsequently elect to reinstate the step-up provision together with the GWB bonus provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The GWB can never be more than $5 million with a step-up. However, the BDB is not subject to a $5 million maximum; therefore, it is still possible for the GAWA percentage to increase even when the GWB has hit its $5 million maximum because automatic step-ups still occur if the Contract Value is greater than the BDB. For example, assume the GWB and BDB are equal to $5 million prior to a step-up. Also assume that the GAWA percentage is 4.50% and the GAWA is $225,000. If, at the time of step-up, the Contract Value is $6 million, a step-up will occur. The GWB will remain at its maximum of $5 million but the BDB will be set equal to $6 million. If an age band has been crossed and the GAWA percentage for the youngest Covered Life’s attained age is 5.00%, then the GAWA will be equal to $250,000 (5.00% x $5 million).

Please consult the representative who helped you purchase your Contract to be sure if a step-up is right for you and about any increase in charges upon a step-up. Upon step-up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death. The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase. Upon the death of the sole Owner of a qualified Contract or the death of either joint Owner of a non-qualified Contract while the Contract is still in force, this GMWB terminates without value, unless continued by the surviving spouse. Please see the information at the beginning of this GMWB Section regarding the required ownership and beneficiary structure under both qualified and non-qualified Contracts when selecting this Joint For Life GMWB With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount benefit.

Contract Value Is Zero. With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the last surviving Covered Life, so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase. The For Life Guarantee will remain in effect if the Contract Value is reduced to zero by adverse investment performance or permissible withdrawals, but will terminate if reduced to zero by an Excess Withdrawal. If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase. The last payment will not exceed the remaining GWB at the time of payment. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the youngest Covered Life's attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.

After each payment when the Contract Value is zero –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA is unchanged. At the end of each Contract Year, if the GWB is less than the GAWA and the For Life Guarantee is not in effect, the GAWA is set equal to the GWB.

Subject to the Company’s approval, you may elect to receive payments more frequently than annually. Upon death of the last surviving Covered Life, all rights under the Contract cease. No subsequent Premium payments will be accepted. All optional endorsements terminate without value. And no death benefit is payable, including the Earnings Protection Benefit.

Spousal Continuation. In the event of the Owner's (or either joint Owner's) death, the surviving spousal Beneficiary may elect to:

•
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

◦	If the surviving spouse is a Covered Life, then the For Life Guarantee remains effective on and after the Continuation Date.

If the surviving spouse is not a Covered Life, the For Life Guarantee is null and void. However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted.

◦
For a surviving spouse who is a Covered Life, continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee. The For Life Guarantee is not a separate guarantee and only applies if the related GMWB has not terminated.

◦
If the surviving spouse is a Covered Life and a GWB adjustment provision is in force on the continuation date then the provision will continue to apply in accordance with the applicable GWB adjustment provision rules above. The GWB Adjustment Date will continue to be based on the original effective date of the endorsement or the youngest Covered Life's attained age, as applicable.

If the surviving spouse is not a Covered Life, any GWB adjustment is null and void.

◦	Step-ups will continue as permitted in accordance with the step-up rules above.

New GAWA percentages will continue to be determined in accordance with the step-up rules above if the continuing spouse is a Covered Life. No such new GAWA percentages will be determined subsequent to continuation by a spouse who is not a Covered Life.

◦	Contract Anniversaries will continue to be based on the Contract's Issue Date.

◦	If the surviving spouse is a Covered Life, the GAWA percentage will continue to be calculated and/or recalculated based on the youngest Covered Life's attained age.

◦
If the surviving spouse is not a Covered Life and if the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age on the continuation date. The GAWA percentage will not change on future step-ups.

◦
The Latest Income Date is based on the age of the surviving spouse. Please refer to “Annuitization” subsection below for information regarding the additional Income Options available on the Latest Income Date.

◦	A new joint Owner may not be added in a non-qualified Contract if a surviving spouse continues the Contract.

•
Continue the Contract without this GMWB (GMWB is terminated) if the surviving spouse is not a Covered Life. Thereafter, no GMWB charge will be assessed. If the surviving spouse is a Covered Life, the Contract cannot be continued without this GMWB.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 159.

Termination. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

•	The Income Date;

•	The date of complete withdrawal of Contract Value (full surrender of the Contract);

In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.

•	Conversion of this GMWB (if conversion is permitted);

•
The date of death of the Owner (or either joint Owner), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB (continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee if the surviving spouse is a Covered Life);

•	The Continuation Date on a Contract if the spousal Beneficiary, who is not a Covered Life, elects to continue the Contract without the GMWB; or

•	The date all obligations under this GMWB are satisfied after the Contract has been terminated.

Annuitization.

Joint Life Income of GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of last surviving Covered Life. The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the last surviving Covered Life, and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if both Covered Lives die before the due date of the second payment.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age at the time of election of this option. The GAWA percentage will not change after election of this option.

Specified Period Income of the GAWA. On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (This income option only applies if the GMWB has been continued by the spousal Beneficiary and the spousal Beneficiary is not a Covered Life in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 67 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus. The primary purpose of the bonus is to act as an incentive for you to defer taking withdrawals. A bonus equal to 6% of the Bonus Base (defined below) will be applied to the GWB at the end of each Contract Year within the Bonus Period (also defined below) if no withdrawals are taken during that Contract Year. The bonus enables the GWB and GAWA to increase in a given Contract Year (even during a down market relative to your Contract Value allocated to the Investment Divisions). The increase, however, may not equal the amount that your Contract Value has declined. This description of the bonus feature is supplemented by the examples in Appendix G under section “I. LifeGuard Freedom 6 Net”, particularly example 10. The box below has more information about the bonus, including:

•	How the bonus is calculated;

•	What happens to the Bonus Base (and bonus) with a withdrawal, Premium payment, and any step-up;

•	For how long the bonus is available; and

•	When and what happens when the bonus is applied to the GWB.

The bonus equals 6% of the Bonus Base, which is an amount that may vary after this GMWB is added to the Contract, as described immediately below.
●	When this GMWB is added to the Contract, the Bonus Base equals the GWB.
●
With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the Earnings-Sensitive Adjustments during that Contract Year plus the greater of the GAWA or the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

	○	All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.
	○	A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.
●
With a Premium payment, the Bonus Base increases by the amount of the Premium payment net of any applicable Premium taxes, plus (for endorsements issued on or after April 30, 2012 and before September 16, 2013) any Contract Enhancement.

●	With any step-up (if the GWB increases upon step-up), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the step-up.
The Bonus Base can never be more than $5 million.

The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.

When the bonus is applied:

●	The GWB is recalculated, increasing by 6% of the Bonus Base.
●	If the Bonus is applied after the first withdrawal (in a prior year), the GAWA is then recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base, GWB adjustment or BDB.
The Bonus is only available during the Bonus Period. The Bonus Period begins on the effective date of this GMWB endorsement. In addition, the Bonus Period will re-start at the time the Bonus Base increases due to a step-up so long as the step-up occurs on or before the Contract Anniversary immediately following the youngest Covered Life's 80th birthday. (See example below.)

The Bonus Period ends on the earlier of:

●	The tenth Contract Anniversary following (1) the effective date of the endorsement or (2) the most recent increase to the Bonus Base due to a step-up, if later; or
●	The date the Contract Value is zero.
The Bonus Base will continue to be calculated even after the Bonus Period expires. Therefore, it is possible for the Bonus Period to expire and then re-start on a later Contract Anniversary if the Bonus Base increases due to a step-up.

The purpose of the re-start provision is to extend the period of time over which the Owner is eligible to receive a bonus. For example, assume this GMWB was added to a Contract on December 1, 2018. At that time, the bonus period is scheduled to expire on December 1, 2028 (which is the tenth Contract Anniversary following the effective date of the endorsement). If a step-up increasing the Bonus Base occurs on the third Contract Anniversary following the effective date of the endorsement (December 1, 2021), and the youngest Covered Life is younger than age 80, the Bonus Period will re-start and will be scheduled to expire on December 1, 2031. Further, assuming that the next Bonus Base increase due to a step-up does not occur until December 1, 2033 (which is two years after the Bonus Period in this example expired) and that the youngest Covered Life is still younger than age 80 at that time, the Bonus Period would re-start on December 1, 2033, and would be scheduled to expire on December 1, 2043. (Please also see Examples 8 and 9 in Appendix G under section “I. LifeGuard Freedom 6 Net” for more information regarding the re-start provision.)

Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

Guaranteed Minimum Withdrawal Benefits for a Single Life or two Covered Lives with Combinations of Optional Bonus Percentage Amounts, Annual or Quarterly Contract Value-Based Step-Ups, and Guaranteed Death Benefit (“LifeGuard Freedom Flex GMWB” and “LifeGuard Freedom Flex with Joint Option GMWB”).

PLEASE NOTE: THE QUARTERLY STEP-UPS ARE NO LONGER AVAILABLE TO ADD TO A CONTRACT.

These are Guaranteed Minimum Withdrawal Benefits (GMWBs) that guarantee the withdrawal of minimum annual amounts for the duration of the life of the Owner (or, in the case of joint Owners, until the death of any joint Owner) and, if for two Covered Lives,* until the death of the Owner and the Owner’s spouse. The amount of withdrawals that you can make will depend on how you combine the many optional features under these GMWBs, but we guarantee the minimum annual withdrawal amount regardless of the performance of the underlying investment options.

* LifeGuard Freedom Flex with Joint Option GMWB provides for coverage for the life of the Owner and Owner’s spouse (“Covered Lives”). In the case of tax-qualified Contracts owned by a natural person, the Owner and the primary spousal Beneficiary named as of the effective date of this endorsement will each be considered a Covered Life. On non-qualified LifeGuard Freedom Flex with Joint Option GMWB Contracts owned by natural persons, the spousal joint Owners will each be considered a Covered Life.

These GMWBs permit, prior to being added to the Contract, a selection among combinations of the following optional features (Options):

•	a range of bonus percentage amounts,

•	annual or quarterly Contract Value step-ups (quarterly step-ups are applied annually based on the highest quarterly Contract Value), and

•	an optional death benefit.

Following is a summary of the available combinations of Options:

LifeGuard Freedom Flex GMWB - Available Option Combinations

Bonus	Step-Up Annual or Highest Quarterly Contract Value	Freedom Flex Death Benefit (DB)

5%	Annual
5%****	Quarterly
6%	Annual	Yes**
6%****	Quarterly
7%	Annual
7%****	Quarterly
8%*	Annual

LifeGuard Freedom Flex with Joint Option GMWB-
Available Option Combinations

Step-Up Annual or Highest Quarterly
Bonus	Contract Value

5%	Annual
5%*****	Quarterly
6%	Annual
6%***	Quarterly
7%	Annual

*No longer offered on or after August 29, 2011.
**This Guaranteed Death Benefit is only available in conjunction with the purchase of the 6% Bonus and Annual Step-Up combination of options within the LifeGuard Freedom Flex GMWB (the “LifeGuard Freedom Flex GMWB 6% Bonus and Annual Step-Ups”).
***No longer offered on or after September 10, 2012.
****No longer offered on or after April 29, 2013.
*****No longer offered on or after October 15, 2012.

These GMWBs may be appropriate for those individuals who are looking for a combination of Options within a GMWB that differs from the combinations of specified similar features offered by Jackson under other GMWBs. Thus, the LifeGuard Freedom Flex GMWB and LifeGuard Freedom Flex with Joint Option GMWB allow the Owner (or the Owner and the Owner’s spouse), with the assistance of his or her representative, to select an available combination of Options, consistent with a variety of considerations, such as: his or her expectations of market performance; anticipated timing of subsequent Premiums; needs for future guaranteed annual percentage of withdrawals; expectation of need for early or unscheduled withdrawals to fund then current living expenses and obligations; marital and family status; and tax-qualified or non-tax-qualified purpose of the investment.

Differences in the percentage of a Bonus Option or differences in the method of computing Contract Value for purposes of a step-up Option do not otherwise affect the operation of the resulting combination of Options.

References to “this GMWB” apply to each of the GMWBs, LifeGuard Freedom Flex GMWB and LifeGuard Freedom Flex with Joint Option GMWB, including all of the available combinations of Options and the GAWA% tables that may be available that each provides, as discussed below. In addition, as disclosed in the Fees and Expenses Tables, the charges of each GMWB will vary depending on the mix of Options and the GAWA% table selected. Upon selection of the Options and a request for one of these GMWBs received in Good Order, the Owner will receive an endorsement to the Contract reflecting the selection of Options.

Each combination of Options, other than the combination that includes the LifeGuard Freedom Flex DB (for information about the LifeGuard Freedom Flex DB, please see “LifeGuard Freedom Flex DB” under “Optional Death Benefits”, beginning on page 157) is offered to Owners between the ages of 35 and 80. As explained below with regard to both the LifeGuard Freedom Flex GMWB and LifeGuard Freedom Flex with Joint Option GMWB, the timing and amounts of withdrawals have a significant impact on the amount and duration of benefits. The cumulative costs of these GMWBs also are greater the longer the duration of ownership. The closer you are to retirement the more reliably you may be able to forecast your needs to make withdrawals prior to the ages where the amounts of certain benefits (such as the For Life Guarantee (59 1/2) and the GWB adjustment (70)) are locked-in. Conversely, forecasts at younger ages may prove less reliable. You should undertake careful consideration and thorough consultation with your representative or retirement planning agent as to the financial resources and age of the Owner/Annuitant and the value to you of the potentially limited downside protection that this GMWB might provide.

These GMWBs may not be terminated by the Owner independently from the Contract to which they are attached.

LifeGuard Freedom Flex GMWB.

The following description of this GMWB is supplemented by the examples in Appendix E, particularly example 3 for the varying benefit percentage, examples 8 and 9 for the step-ups and example 13 for the guaranteed withdrawal balance adjustment.

This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) subject to the following:

•	The guarantee lasts for the duration of the Owner's life (the “For Life Guarantee”) if the For Life Guarantee is in effect;

The For Life Guarantee is based on the life of the single Owner or the first Owner to die if there are joint Owners. There are also other GMWB options for joint Owners that are spouses, as described below.

For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner (or with joint Owners, the oldest Owner) attaining the age of 59 1/2. If the Owner (or oldest Owner) is 59 1/2 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

If the For Life Guarantee is in effect, it will be terminated if a withdrawal exceeds the permissible amounts and reduces the Contract Value to zero. (Please see the "Contract Value is Zero" subsection below to understand what happens when the Contract Value is reduced to zero.) Otherwise, the For Life Guarantee remains effective until the date this GMWB endorsement is terminated or until the Continuation Date on which this GMWB endorsement is continued under spousal continuation. Please see the “Termination” subsection below to understand under what conditions this GMWB endorsement and, accordingly, the For Life Guarantee can be terminated.

In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee and it will never become effective. See “Contract Value is Zero” below for more information.

•
If the For Life Guarantee is not in effect, the guarantee lasts until the earlier of (1) the date of death of the Owner (or any joint Owner) or (2) the date when all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals.

In the event of the Owner's death, a spousal Beneficiary may continue this GMWB endorsement under spousal continuation. In that event, the GWB is payable until depleted. (Please see the “Spousal Continuation” subsection below for more information.) If the Beneficiary is a non-spousal Beneficiary, the GWB is void and this endorsement is terminated; therefore, the Owner's death may have a significant negative impact on the value of this GMWB endorsement and cause the endorsement to prematurely terminate.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB and the combination of Options you ultimately choose suit your needs and are consistent with your expectations.

This GMWB is available to Owners 35 to 80 years old, or 35 to 67 (70 for endorsements issued before April 29, 2013) years old if you select the Option combination that includes the LifeGuard Freedom Flex DB, (proof of age is required). This GMWB may be added to a Contract on the Issue Date or on any Contract Anniversary. Please note, while this GMWB may be added to a Contract on any Contract Anniversary (subject to availability), the LifeGuard Freedom Flex DB is not available after issue and can only be added on the Issue Date. Once added this GMWB cannot be cancelled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB. If you want to elect this GMWB after the Contract Issue Date on a Contract Anniversary (subject to availability), we must receive a request in Good Order within 30 calendar days prior to the Contract Anniversary. This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract). Availability of this GMWB may be subject to further limitation.

We allow ownership changes of a Contract with this GMWB (i) from an individual Owner that is a natural person to a trust, if that individual and the Annuitant are the same person or (ii) when the Owner is a legal entity, to another legal entity or the Annuitant. However, we do not allow these Ownership changes if they are a taxable event under the Code. In certain circumstances, we may permit the elimination of a joint Owner in the event of divorce. For Contracts purchased in the state of Oregon, other ownership changes may be permitted, however any ownership change not described above as a permitted change, will result in termination of the GMWB. Otherwise, changes of Owner are not allowed. When the Owner is a legal entity, changing Annuitants is not allowed.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated. Please see “Election” and “Withdrawals” below for more information about the GWB and GAWA.

Election. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB for all combinations of Options.

When this GMWB is added to the Contract on the Issue Date –	The GWB equals initial Premium net of any applicable Premium taxes, plus (for endorsements issued before April 29, 2013) any Contract Enhancements.
The GAWA is determined based on the Owner's (or oldest joint Owner’s) attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

When this GMWB is added to the Contract on any Contract Anniversary, subject to availability –	The GWB equals Contract Value, minus (for endorsements issued on or after April 29, 2013) any recapture charges that would be assessed on a full withdrawal.
The GAWA is determined based on the Owner's (or oldest joint Owner’s) attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

For endorsements issued on or after April 29, 2013, Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why Premium (net of any applicable Premium taxes) is used to calculate the GWB. On Contracts with a Contract Enhancement, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. For endorsements issued before April 29, 2013, please note that while Contract Enhancements are effectively included in the GWB calculations at and after issue, potential recapture charges are not included at either time. (See Examples 1 and 2 in Appendix E.)

The GWB can never be more than $5 million (including upon step-up, the application of a GWB adjustment or the application of any bonus), and the GWB is reduced by each withdrawal.

PLEASE NOTE: Upon the Owner's or any joint Owner’s death, the For Life Guarantee is void. However, this GMWB might be continued by a spousal Beneficiary without the For Life Guarantee. Please see the “Spousal Continuation” subsection below for more information. If the For Life Guarantee is not in effect, upon the death of the Owner or the death of any joint Owner or the depletion of the GWB, all payments will cease and Spousal Continuation is not available.

Withdrawals. The GAWA percentage and the GAWA are determined at the time of the first withdrawal. The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal. The GAWA percentage varies according to age group and is determined based on the Owner's attained age at the time of the first withdrawal. If there are joint Owners, the GAWA percentage is based on the attained age of the oldest joint Owner. (In the examples in Appendix E and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.)

There are five different GAWA% tables that may be available, each of which provides different GAWA percentages with different charges. The GAWA% tables, listed from the table offering the lowest GAWA percentages for each age group to the table offering the highest GAWA percentages for each age group, are: the Income Stream Level 1 GAWA% Table; the Income Stream Level 2 GAWA% Table; the Income Stream Level 3 GAWA% Table; the Income Stream Level 4 GAWA% Table; and the Income Stream Level 5 GAWA% Table. We reserve the right to prospectively restrict the availability of the GAWA% tables. Therefore, not all GAWA% tables may be available at the time you are interested in electing this GMWB. Please contact your representative, or contact us at our Annuity Service Center, for information regarding the current availability of the GAWA% tables.

The GAWA percentages for each age group, depending on which GAWA% table you elect, are as follows:

For Endorsements Issued On Or After September 15, 2014:

Ages	Income Stream Level 1 GAWA% Table	Income Stream Level 2 GAWA% Table	Income Stream Level 3 GAWA% Table	Income Stream Level 4 GAWA% Table	Income Stream Level 5 GAWA% Table
35 – 64	3.00%	3.25%	3.50%	3.75%	4.00%
65 – 74	4.00%	4.25%	4.50%	4.75%	5.00%
75 – 80	4.50%	4.75%	5.00%	5.25%	5.50%
81+	5.00%	5.25%	5.50%	5.75%	6.00%

If your endorsement was issued before September 15, 2014, different GAWA percentages than those reflected in the above table may apply. Please refer to your Contract endorsement and the related prospectus disclosure for the GAWA percentages applicable under your Contract at the time of purchase. If you need assistance finding this information, please contact your representative, or contact us at our Annuity Service Center. Our contact information is on the first page of the prospectus.

We reserve the right to prospectively change the GAWA percentages, including the age bands, on new GMWB endorsements. We recommend you check with your representative to learn about the current level of the GAWA percentages, or contact us at our Annuity Service Center for more information. Our contact information is on the first page of the prospectus. If we change the GAWA percentages described above, we will follow these procedures:
1) When we issue your Contract we will deliver a copy of the prospectus that includes the notice of change of GAWA percentages in the form of a prospectus update to you. You will have until the end of the Free Look period to cancel your Contract and this GMWB by returning the Contract to us pursuant to the provisions of the Free Look section (please see “Free Look” on page 164).
2) If you are an existing Owner and are eligible to elect this GMWB after the Issue Date, at the time we change the GAWA percentages we will send you the notice of change of GAWA percentages in the form of a prospectus update. If you later elect this GMWB, when we receive your election, we will send you the required endorsement with a duplicate notice of change of GAWA percentages. You will have 30 days after receiving the notice to cancel your election of this GMWB by returning the endorsement to us.
In each case, the actual GAWA percentages will be reflected in your Contract endorsement.

In connection with a change of GAWA percentages, as described above, we may continue to offer the existing GAWA percentages, in effect prior to the change, as an Optional GAWA% table at an increased charge. The increased charge for any combination of options under the Freedom Flex GMWB will not be greater than the maximum annual charges shown in the charge tables, which in no event exceed 3.00%. For the charges for each GMWB, please see the section for the applicable GMWB appearing under “Contract Charges” beginning on page 39. Also, please see the “Optional Endorsements” table under the “FEES AND EXPENSES TABLES” beginning on page 4. The Optional GAWA% table will maintain the GAWA percentages for each age group that were available before the change as reflected in the above table. If we offer the Optional GAWA% table, the notice of change in the form of a prospectus update, that will be delivered to you, will describe both the change to the GAWA percentages, and the Optional GAWA% table and related charges. We reserve the right to prospectively change the GAWA percentages in the Optional GAWA% table, including the age bands, on new GMWB endorsements subject to the notices and procedures described above.

Withdrawals cause the GWB to be recalculated. Withdrawals will also cause the GAWA to be recalculated if the withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). In such case, the recalculation of the GAWA will occur whether or not the For Life Guarantee is in effect. If the GWB is less than the GAWA at the end of any Contract Year and the For Life Guarantee is not in effect, the GAWA will be set equal to the GWB. This may occur, when over time, payment of the guaranteed withdrawals is nearly complete, the For Life Guarantee is not in effect and the GWB has been depleted to a level below the GAWA. The tables below clarify what happens in each instance. (RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. There is no RMD for non-qualified Contracts.) In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract

Value to reduce to zero void the For Life Guarantee and it will never become effective. See “Contract Value is Zero” below for more information.

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 6, 7 and 9 in Appendix E supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, please see “RMD NOTES” under “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” on page 68, for more information.

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the withdrawal less the withdrawal; Or
	●	Zero.
The GAWA is unchanged.

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. The GAWA will be reduced at the end of a Contract Year to equal the GWB if the For Life Guarantee is not in effect and the GWB is nearly depleted, resulting in a GWB that is less than the GAWA. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 7 in Appendix E). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount. The GAWA is also likely to be reduced. Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
●
The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.
The GAWA is recalculated as follows:
	●	The GAWA prior to the partial withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.

The Excess Withdrawal is defined to be the lesser of:

•	The total amount of the current partial withdrawal, or

•	The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, asset allocation fees, recapture charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment. For more information, please see “THE FIXED ACCOUNT AND GMWB FIXED ACCOUNT” beginning on page 15. Withdrawals may be subject to a recapture charge on any Contract Enhancement. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 160.

If the age of any Owner is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age. Any future GAWA percentage recalculation will be based on the correct age. If the age at election of the Owner (or oldest joint Owner) falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Guaranteed Withdrawal Balance Adjustment. If no withdrawals are taken from the Contract on or prior to the GWB Adjustment Date (as defined below), then you will receive a GWB adjustment. Tax-qualified plan Contract Owners should consider the impact of Required Minimum Distributions on this benefit since any withdrawal from the Contract will void the GWB adjustment.

The GWB Adjustment Date is the later of:

•	The Contract Anniversary on or immediately following the Owner's (or oldest joint Owner's) 70th birthday, Or

•	The 12th Contract Anniversary (10th Contract Anniversary for endorsements issued before April 29, 2013) following the effective date of this endorsement.

The GWB adjustment is determined as follows:

•	On the effective date of this endorsement, the GWB adjustment is equal to 200% of the GWB, subject to a maximum of $5,000,000.

•
With each subsequent Premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the Premium payment plus 200% of the sum of i) the Premium payment, net of any applicable Premium taxes, and ii) (for endorsements issued before April 29, 2013) any Contract Enhancement, subject to a maximum of $5,000,000. (See Examples 4 and 5 in Appendix E.)

•
With each subsequent Premium received on or after the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the Premium payment plus the amount of the Premium payment, net of any applicable Premium taxes, plus (for endorsements issued before April 29, 2013) any Contract Enhancements, subject to a maximum of $5,000,000. (See Examples 4 and 5 in Appendix E.)

If no partial withdrawals are taken on or prior to the GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the GWB adjustment. No adjustments are made to the Bonus Base or the Benefit Determination Baseline (explained below under “Step-up”). Once the GWB is re-set, this GWB adjustment provision terminates. In addition, if a withdrawal is taken on or before the GWB Adjustment Date, this GWB adjustment provision terminates without value. (Please see example 13 in Appendix E for an illustration of this 200% GWB adjustment provision.)

Premiums.

With each subsequent Premium payment on the Contract –	The GWB is recalculated, increasing by the amount of the Premium net of any applicable Premium taxes, plus (for endorsements issued before April 29, 2013) any Contract Enhancements.
If the Premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
	●	The GAWA percentage multiplied by the sum of i) the subsequent Premium payment net of any applicable Premium taxes, and ii) (for endorsements issued before April 29, 2013) any Contract Enhancement; Or
	●	The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent Premium payment that would result in your Contract having $1 million of Premiums in the aggregate. We also reserve the right to refuse subsequent Premium payments. The GWB can never be more than $5 million. See Examples 4b and 5b in Appendix E to see how the GWB is recalculated when the $5 million maximum is hit.

Step-up. On each Contract Anniversary following the effective date of this GMWB, if the Contract Value is greater than the GWB, the GWB will be automatically re-set to the Contract Value by one of two calculation methods, which must be selected by you at issue and once selected cannot be changed. Under one method the GWB will be reset to the Contract Value on that Contract Anniversary (the “Contract Anniversary Value”) for the applicable 5, 6, 7 and 8% Bonus Options. Under the other method the GWB will be reset annually on each Contract Anniversary to the highest quarterly Contract Value, as described immediately below for the applicable 5, 6, and 7% Bonus Options (“Highest Quarterly Contract Value “). The step-up for the 8% Bonus Option is only available with the Contract Anniversary Value Step-Up Option. (See Examples 8 and 9 in Appendix E.)

The Contract Anniversary Value method, as opposed to the Highest Quarterly Contract Value method, is determined solely by reference to and use of the Contract Value on that Contract Anniversary.

The Highest Quarterly Contract Value is determined by reference to and use of the Contract Values on the highest of the four prior quarterly Contract Values as follows:

The Highest Quarterly Contract Value is equal to the highest of the quarterly adjusted Contract Values from the four most recent Contract Quarterly Anniversaries, including the Contract Anniversary upon which the step-up is determined. The quarterly adjusted

Contract Value is equal to the Contract Value on the Contract Quarterly Anniversary, plus any Premium paid subsequent to that Contract Quarterly Anniversary, net of any applicable Premium taxes, plus (for endorsements issued before April 29, 2013) any Contract Enhancements, adjusted for any partial withdrawals taken subsequent to that Contract Quarterly Anniversary.

Partial withdrawals will affect the quarterly adjusted Contract Value as follows:

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The quarterly adjusted Contract Value is equal to the greater of:
	●	The quarterly adjusted Contract Value before the withdrawal less the withdrawal; Or
	●	Zero.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	The quarterly adjusted Contract Value is equal to the greater of:
●
The quarterly adjusted Contract Value prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see above), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.

In addition to an increase in the GWB, a step-up allows for a potential increase in the GAWA percentage in the event that the step-up occurs after the first withdrawal. The value used to determine whether the GAWA percentage will increase upon step-up is called the Benefit Determination Baseline (BDB). The initial BDB equals (a) the initial Premium net of any applicable Premium taxes, plus (for endorsements issued before April 29, 2013) any Contract Enhancements if this GMWB is elected at issue or (b) the Contract Value on the Contract Anniversary on which the endorsement is effective, if elected after issue, as subject to availability.
Upon step-up, if the Contract Value, as determined based on (as applicable) the Contract Anniversary Value or the Highest Quarterly Contract Value, is greater than the BDB and the step-up occurs after the first withdrawal, the GAWA percentage will be re-determined based on the Owner's (or the oldest joint Owner’s) attained age. If an age band is crossed, the GAWA percentage will be increased. For example, assume an Owner was age 73 at the time of the first withdrawal resulting in, according to the table above, a GAWA percentage of 4.75% (assuming Income Stream Level 4 was elected). Also assume that, when the Owner is age 76, a step-up occurs and the applicable Contract Value is greater than the BDB; in that case, the GAWA percentage will be re-determined based on the Owner's attained age of 76, resulting in a new GAWA percentage of 5.25%.

Upon step-up, if the Contract Value, as determined based on (as applicable) the Contract Anniversary Value or the Highest Quarterly Contract Value, is not greater than the BDB prior to step-up, the GAWA percentage remains unchanged regardless of whether an age band has been crossed.

In the event that the Contract Value, as determined based on (as applicable) the Contract Anniversary Value or the Highest Quarterly Contract Value, is greater than the BDB, the BDB is set equal to that greater Contract Value. The purpose of this re-set is to increase the BDB that will be used to determine whether the GAWA percentage will increase upon a future step-up if an age band is crossed.

Withdrawals do not affect the BDB. Subsequent Premium payments increase the BDB by the amount of the Premium net of any applicable Premium taxes, plus (for endorsements issued before April 29, 2013) any Contract Enhancements. In addition, unlike the GWB, the BDB is not subject to any maximum amount. Therefore, it is possible for the BDB to be more than $5 million.

With a step-up –	The GWB equals the Contract Value, as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value. (subject to a $5 million maximum).
If the Contract Value, as determined based on (as applicable) the Contract Anniversary Value or the Highest Quarterly Contract Value, is greater than the BDB is prior to the step-up, then the BDB is set to equal that greater Contract Value (not subject to any maximum amount); and, if the step-up occurs after the first withdrawal, the GAWA percentage is recalculated based on the attained age of the Owner.

	●	If there are joint Owners, the GAWA percentage is recalculated based on the oldest joint Owner.
	●	The GAWA percentage will not be recalculated upon step-ups following Spousal Continuation.
For all Contracts to which this GMWB is added, if the step-up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	●	The GAWA percentage (as adjusted by any increase that occurs pursuant to the same step-up) multiplied by the new GWB, Or
	●	The GAWA prior to step-up.

PLEASE NOTE: Withdrawals from the Contract reduce the GWB and Contract Value but do not affect the BDB. In the event of withdrawals, the BDB remains unchanged. Therefore, because the Contract Value must be greater than the BDB prior to step-up in order for the GAWA percentage to increase, a GAWA percentage increase may become less likely when withdrawals are made from the Contract.

Upon step-up on or after the 2nd Contract Anniversary following the effective date of this GMWB, the GMWB charge may be increased, subject to the maximum annual charge for each available combination of Options. You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups. Such election must be received in Good Order prior to the Contract Anniversary. Please be aware that election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus. While electing to discontinue the automatic step-ups will prevent an increase in the charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase. (Please see the “Bonus” subsection below for more information.) Also know that you may subsequently elect to reinstate the step-up provision together with the GWB bonus provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order, and any reinstatement of the GWB bonus provision will not reinstate any bonus that would have been credited during the period when the GWB bonus provision was discontinued.

The GWB can never be more than $5 million with a step-up. However, the BDB is not subject to a $5 million maximum; therefore, it is still possible for the GAWA percentage to increase even when the GWB has hit its $5 million maximum because automatic step-ups still occur if the Contract Value is greater than the BDB. For example, assume the GWB and BDB are equal to $5 million prior to a step-up. Also assume that the GAWA percentage is 4.75% and the GAWA is $237,500. If, at the time of step-up, the Contract Value is $6 million, a step-up will occur. The GWB will remain at its maximum of $5 million but the BDB will be set equal to $6 million. If an age band has been crossed and the GAWA percentage for the Owner’s attained age is 5.25%, then the GAWA will be equal to $262,500 (5.25% x $5 million).

Please consult the representative who helped you purchase your Contract to be sure if a step-up is right for you, which Contract Value is used to calculate the step-up, and about any increase in charges upon a step-up. Upon step-up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death. The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase. Upon your death (or any Owner's death with joint Owners) while the Contract is still in force, this GMWB terminates without value, unless continued by the surviving spouse.

Also see the “LifeGuard Freedom Flex DB” under “Optional Death Benefits”, beginning on page 157, for the death benefit that differs from the Contract’s death benefit and is available only at issue and in combination with the selection of the 6% Bonus, and the Annual Anniversary Contract Value Step-up.

Contract Value Is Zero. With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the Owner (or the death of any joint Owner), so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase. If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase. The last payment will not exceed the remaining GWB at the time of payment. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner's (or oldest joint Owner's) attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.

After each payment when the Contract Value is zero –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA is unchanged. At the end of each Contract Year, if the GWB is less than the GAWA and the For Life Guarantee is not in effect, the GAWA is set equal to the GWB.

Subject to the Company’s approval, you may elect to receive payments more frequently than annually. If you die, all rights under your Contract cease. No subsequent Premium payments will be accepted. All optional endorsements terminate without value. And no death benefit is payable, including the Earnings Protection Benefit and the LifeGuard Freedom Flex DB.

Spousal Continuation. In the event of the Owner's death (or any Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

•
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

◦	Upon the Owner's death, the For Life Guarantee is void.

◦	Only the GWB is payable while there is value to it (until depleted).

◦	The GWB adjustment provision is void.

◦	Step-ups will continue as permitted in accordance with the step-up rules above.

◦	Contract Anniversaries will continue to be based on the Contract's Issue Date.

◦
If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the original Owner's (or oldest joint Owner's) attained age on the continuation date (as if that person survived to that date). The GAWA percentage will not change on future step-ups, even if the Contract Value, as determined based on (as applicable) either the Contract Anniversary Value or the Highest Quarterly Contract Value, exceeds the BDB.

◦
The Latest Income Date is based on the age of the surviving spouse. Please refer to “Annuitization” subsection below for information regarding the availability of the “Specified Period Income of the GAWA” option if the GWB has been continued by a spousal Beneficiary upon the death of the original Owner.

•	Continue the Contract without this GMWB (GMWB is terminated).

•
Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility – if the spousal Beneficiary terminated the GMWB in continuing the Contract.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 159.

Termination. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

•	The Income Date;

•	The date of complete withdrawal of Contract Value (full surrender of the Contract);

In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.

•	Conversion of this GMWB (if conversion is permitted);

•	The date of the Owner's death (or any Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

•	The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

•	The date all obligations for payment under this GMWB are satisfied after the Contract has terminated pursuant to the termination provisions of the Contract.

This GMWB may not otherwise be terminated independently from termination of the Contract.

Annuitization.

Life Income of GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of the joint Owner who dies first). The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the Owner (or any Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of election of this option. The GAWA percentage will not change after election of this option.

Specified Period Income of the GAWA. On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (This income option only applies if the GMWB has been continued by the spousal Beneficiary upon the death of the original Owner, in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount, and no payments will be made in excess of the remaining GWB. The annual amount payable will equal the GAWA, except that the last payment may be a smaller amount equal to the then-remaining GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued as a tax qualified Contract under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 67 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus. The primary purpose of the bonus is to act as an incentive for you to defer taking withdrawals. A bonus equal to 5, 6, 7 or 8% of the Bonus Base (defined below) will be applied to the GWB at the end of each Contract Year within the Bonus Period (also defined below) if no withdrawals are taken during that Contract Year. The percentage that actually applies under your GMWB is the one that is included as the bonus rate in the combination of Options that you elect. The bonus enables the GWB and GAWA to increase in a given Contract Year (even during a down market relative to your Contract Value allocated to the Investment Divisions). The increase, however, may not equal the amount that your Contract Value has declined. This description of the bonus feature is supplemented by the examples in Appendix E, particularly example 10. The box below has more information about the bonus, including:

•	How the bonus is calculated;

•	What happens to the Bonus Base (and bonus) with a withdrawal, Premium payment, and any step-up;

•	For how long the bonus is available; and

•	When and what happens when the bonus is applied to the GWB.

The bonus equals 5, 6, 7 or 8% of the Bonus Base. The Bonus Base may vary after this GMWB is added to the Contract, as described immediately below.
●	When this GMWB is added to the Contract, the Bonus Base equals the GWB.
●
With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

○ All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.
○ A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.
●
With a Premium payment, the Bonus Base increases by the amount of the Premium payment net of any applicable Premium taxes, plus (for endorsements issued before April 29, 2013) any Contract Enhancements.

●	With any step-up (if the GWB increases upon step-up), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the step-up.
The Bonus Base can never be more than $5 million.
The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.

When the bonus is applied:

●	The GWB is recalculated, increasing by 5, 6, 7 or 8% (as applicable) of the Bonus Base.

●	If the Bonus is applied after the first withdrawal (in a prior year), the GAWA is then recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base, GWB adjustment or BDB.
The Bonus is only available during the Bonus Period. The Bonus Period begins on the effective date of this GMWB endorsement. In addition, the Bonus Period will re-start at the time the Bonus Base increases due to a step-up so long as the step-up occurs on or before the Contract Anniversary immediately following the Owner’s (if joint Owners, the oldest Owner’s) 80th birthday. (See example below.)

The Bonus Period ends on the earlier of:

●	The tenth Contract Anniversary following (1) the effective date of the endorsement or (2) the most recent increase to the Bonus Base due to a step-up, if later; or
●	The date the Contract Value is zero.
The Bonus Base will continue to be calculated even after the Bonus Period expires. Therefore, it is possible for the Bonus Period to expire and then re-start on a later Contract Anniversary if the Bonus Base increases due to a step-up Such a restart, however, will not reinstate any bonus that would have been credited on a prior date that was not within a Bonus Period.

The purpose of the re-start provision is to extend the period of time over which the Owner is eligible to receive a bonus. For example, assume this GMWB is added to a Contract on December 1, 2018. At that time, the bonus period is scheduled to expire on December 1, 2028 (which is the tenth Contract Anniversary following the effective date of the endorsement). If a step-up increasing the Bonus Base occurs on the third Contract Anniversary following the effective date of the endorsement (December 1, 2021), and the Owner is younger than age 80, the Bonus Period will re-start and will be scheduled to expire on December 1, 2031. Further, assuming that the next Bonus Base increase due to a step-up does not occur until December 1, 2033 (which is two years after the Bonus Period in this example expired) and that the Owner is still younger than age 80 at that time, the Bonus Period would re-start on December 1, 2033, and would be scheduled to expire on December 1, 2043. (Please also see Examples 8 and 9 in Appendix E for more information regarding the re-start provision.)

Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

LifeGuard Freedom Flex with Joint Option GMWB.

The description of this GMWB is supplemented by the examples in Appendix E, particularly example 3 for the varying benefit percentage, examples 8 and 9 for the step-ups, example 12 for the For Life guarantees and example 13 for the guaranteed withdrawal balance adjustment.

Except as otherwise discussed below, the election of this GMWB under a non-tax-qualified contract requires the joint Owners to be spouses (as defined under the Internal Revenue Code) and each joint Owner is considered to be a “Covered Life.” In such cases, the Owners cannot be subsequently changed (except in the limited circumstances discussed below), and new Owners cannot be added. Upon the death of either joint Owner, the surviving joint Owner will be treated as the primary Beneficiary and all other Beneficiaries will be treated as contingent Beneficiaries. The For Life Guarantee will not apply to these contingent Beneficiaries, as they are not Covered Lives.

This GMWB is available on a limited basis under non-qualified Contracts for certain kinds of legal entities, such as (i) custodial accounts where the spouses are the joint Annuitants and (ii) trusts where the spouses are the sole beneficial owners and joint Annuitants. In these cases, the spouses are the Covered Lives, and the For Life Guarantee is based on the Annuitant's life who dies last. We will allow changes (a) from joint individual ownership of non-qualified Contracts to ownership by the types of legal entities that we permit or (b) changes of ownership from such a legal entity to the Annuitants or to another such legal entity; however, we do not allow these ownership changes if they are a taxable event under the Code, and no changes of Annuitant subsequent to any such change are allowed. For Contracts purchased in the state of Oregon, other ownership changes may be permitted, however any ownership change not described above as a permitted change, will result in termination of the GMWB.

Tax-qualified Contracts cannot be issued to joint Owners and require the Owner and Annuitant to be the same person. Under a tax-qualified Contract, the election of this GMWB requires the Owner and primary Beneficiary to be spouses (as defined in the Internal Revenue Code). The Owner and only the primary spousal Beneficiary named at the election of this GMWB under a tax-qualified Contract will also each be considered a Covered Life, and these Covered Lives cannot be subsequently changed.

In certain circumstances we may permit the elimination of a joint Owner Covered Life or primary spousal Beneficiary Covered life in the event of divorce. In such cases, new Covered Lives may not be named.

For tax-qualified Contracts, the Owner and primary spousal Beneficiary cannot be changed while both are living. If the Owner dies first, the primary spousal Beneficiary will become the Owner upon Spousal Continuation and he or she may name a Beneficiary; however, that Beneficiary is not considered a Covered Life. Likewise, if the primary spousal Beneficiary dies first, the Owner may name a new Beneficiary; however, that Beneficiary is also not considered a Covered Life and consequently the For Life Guarantee will not apply to the new Beneficiary.

This GMWB is also available on a limited basis under Qualified Custodial Account Contracts, pursuant to which the Annuitant and a Contingent Annuitant named at election of the GMWB must be spouses and will be the Covered Lives. The only changes in these arrangements that we permit are that (i) the custodial owner may be changed or (ii) the ownership of the Contract may be transferred to the Annuitant if, at the same time as that transfer, the Contingent Annuitant is designated as the primary (spousal) Beneficiary.

For both non-qualified and tax-qualified Contracts, this GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date), subject to the following:

•	This guarantee lasts for the duration of the life of the last surviving Covered Life (the "For Life Guarantee") if the For Life Guarantee is in effect;

The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest Covered Life attaining the age of 59 1/2. If the youngest Covered Life is 59 1/2 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

If the For Life Guarantee is in effect, it will be terminated if a withdrawal exceeds the permissible amounts and reduces the Contract Value to zero. (Please see the "Contract Value is Zero" subsection below to understand what happens when the Contract Value is reduced to zero.) Otherwise, the For Life Guarantee remains effective until the date this GMWB endorsement is terminated or until the Continuation Date on which a spousal Beneficiary who is not a Covered Life continues this GMWB endorsement under spousal continuation. Please see the “Termination” subsection below to understand under what conditions this GMWB endorsement and, accordingly, the For Life Guarantee can be terminated.

In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee and it will never become effective. See “Contract Value is Zero” below for more information.

•
If the For Life Guarantee is not in effect, the guarantee lasts until the earlier of (1) the date of the death of the last surviving Covered Life or (2) the date when all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals.

In the event of the last surviving Covered Life's death, a spousal Beneficiary who is not a Covered Life may continue this GMWB endorsement under spousal continuation. In that event, the GWB is payable until depleted. (Please see the “Spousal Continuation” subsection below for more information.) If the Beneficiary is a non-spousal Beneficiary, the GWB is void and this endorsement is terminated; therefore, the death of the last surviving Covered Life may have a significant negative impact on the value of this GMWB endorsement and cause the endorsement to prematurely terminate.

Because of the For Life Guarantee, your withdrawals could amount to more than the GWB. But PLEASE NOTE: The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB and the combination of Options you ultimately choose suit your needs and are consistent with your expectations.

This GMWB is available to Covered Lives 35 to 80 years old (proof of age is required and both Covered Lives must be within the eligible age range). This GMWB may be added to a Contract on the Issue Date or on any Contract Anniversary. This GMWB cannot be canceled except by a spousal Beneficiary who is not a Covered Life, who, upon the Owner's death, may elect to continue the Contract without the GMWB. To continue Joint GMWB coverage upon the death of the Owner (or the death of either joint Owner of a non-qualified Contract), provided that the other Covered Life is still living, the Contract must be continued by election of Spousal Continuation. Upon continuation, the spouse becomes the Owner and obtains all rights as the Owner.

If you want to elect this GMWB after the Contract Issue Date on a Contract Anniversary (subject to availability), we must receive a request in Good Order within 30 calendar days prior to the Contract Anniversary. This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract). Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated. Please see “Election” and “Withdrawals” below for more information about the GWB and GAWA.

Election. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB for all combinations of Options.

When this GMWB is added to the Contract on the Issue Date –	The GWB equals initial Premium net of any applicable Premium taxes, plus (for endorsements issued before September 16, 2013) any Contract Enhancement.
The GAWA is determined based on the youngest Covered Life's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

When this GMWB is added to the Contract on any Contract Anniversary, subject to availability –	The GWB equals Contract Value, minus (for endorsements issued on or after September 16, 2013) any recapture charges that would be assessed on a full withdrawal.
The GAWA is determined based on the youngest Covered Life's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

For endorsements issued on or after September 16, 2013, Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why Premium (net of any applicable Premium taxes) is used to calculate the GWB. On Contracts with a Contract Enhancement, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. For endorsements issued before September 16, 2013, please note that while Contract Enhancements are effectively included in the GWB calculations at and after issue, potential recapture charges are not included at either time. (See Examples 1 and 2 in Appendix E.)

The GWB can never be more than $5 million (including upon step-up, the application of a GWB adjustment or the application of any Bonus), and the GWB is reduced by each withdrawal.

PLEASE NOTE: Upon the Owner's death, the For Life Guarantee is void unless this GMWB is continued by a spousal Beneficiary who is a Covered Life. However, it is possible for this GMWB to be continued without the For Life Guarantee by a spousal Beneficiary who is not a Covered Life. Please see the “Spousal Continuation” subsection below for more information.

Withdrawals. The GAWA percentage and the GAWA are determined at the time of the first withdrawal. The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal. The GAWA percentage varies according to age group and is determined based on the youngest Covered Life's attained age at the time of the first withdrawal. (Elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.)

There are three different GAWA% tables that may be available, each of which provides different GAWA percentages with different charges. The GAWA% tables, listed from the table offering the lowest GAWA percentages for each age group to the table offering the highest GAWA percentages for each age group, are: the Income Stream Level 1 GAWA% Table; the Income Stream Level 2 GAWA% Table; and the Income Stream Level 3 GAWA% Table. We reserve the right to prospectively restrict the availability of the GAWA%

tables. Therefore, not all GAWA% tables may be available at the time you are interested in electing this GMWB. Please contact your representative, or contact us at our Annuity Service Center, for information regarding the current availability of the GAWA% tables.

The GAWA percentages for each age group, depending on which GAWA% table you elect, are as follows:

For Endorsements Issued On Or After September 15, 2014:

Ages	Income Stream Level 1 GAWA% Table	Income Stream Level 2 GAWA% Table	Income Stream Level 3 GAWA% Table
35 – 64	3.00%	3.25%	3.50%
65 – 74	4.00%	4.25%	4.50%
75 – 80	4.50%	4.75%	5.00%
81+	5.00%	5.25%	5.50%

If your endorsement was issued before September 15, 2014, different GAWA percentages than those reflected in the above table may apply. Please refer to your Contract endorsement and the related prospectus disclosure for the GAWA percentages applicable under your Contract at the time of purchase. If you need assistance finding this information, please contact your representative, or contact us at our Annuity Service Center. Our contact information is on the first page of the prospectus.

We reserve the right to prospectively change the GAWA percentages, including the age bands, on new GMWB endorsements. We recommend you check with your representative to learn about the current level of the GAWA percentages, or contact us at our Annuity Service Center for more information. Our contact information is on the first page of the prospectus. If we change the GAWA percentages described above, we will follow these procedures:
1) When we issue your Contract we will deliver a copy of the prospectus that includes the notice of change of GAWA percentages in the form of a prospectus update to you. You will have until the end of the Free Look period to cancel your Contract and this GMWB by returning the Contract to us pursuant to the provisions of the Free Look section (please see “Free Look” on page 164).
2) If you are an existing Owner and are eligible to elect this GMWB after the Issue Date, at the time we change the GAWA percentages we will send you the notice of change of GAWA percentages in the form of a prospectus update. If you later elect this GMWB, when we receive your election, we will send you the required endorsement with a duplicate notice of change of GAWA percentages. You will have 30 days after receiving the notice to cancel your election of this GMWB by returning the endorsement to us.
In each case, the actual GAWA percentages will be reflected in your Contract endorsement.

In connection with a change of GAWA percentages, as described above, we may continue to offer the existing GAWA percentages, in effect prior to the change, as an Optional GAWA% table at an increased charge. The increased charge for any combination of options under the Freedom Flex GMWB will not be greater than the maximum annual charges shown in the charge tables, which in no event exceed 3.00%. For the charges for each GMWB, please see the section for the applicable GMWB appearing under “Contract Charges” beginning on page 39. Also, please see the “Optional Endorsements” table under the “FEES AND EXPENSES TABLES” beginning on page 4. The Optional GAWA% table will maintain the GAWA percentages for each age group that were available before the change as reflected in the above table. If we offer the Optional GAWA% table, the notice of change in the form of a prospectus update, that will be delivered to you, will describe both the change to the GAWA percentages, and the Optional GAWA% table and related charges. We reserve the right to prospectively change the GAWA percentages in the Optional GAWA% table, including the age bands, on new GMWB endorsements subject to the notices and procedures described above.

Withdrawals cause the GWB to be recalculated. Withdrawals will also cause the GAWA to be recalculated if the withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). In such case, the recalculation of the GAWA will occur whether or not the For Life Guarantee is in effect. If the GWB is less than the GAWA at the end of any Contract Year and the For Life Guarantee is not in effect, the GAWA will be set equal to the GWB. This may occur, when over time, payment of the guaranteed withdrawals is nearly complete, the For Life Guarantee is not in effect and the GWB has been depleted to a level below the GAWA. The tables below clarify what happens in each instance. (RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. There is no RMD for non-qualified Contracts.) In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee and it will never become effective. See “Contract Value is Zero” below for more information.

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 6, 7 and 9 in Appendix E supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, please see “RMD NOTES” under “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” on page 68, for more information.

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the withdrawal less the withdrawal; Or
	●	Zero.
The GAWA is unchanged.

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. The GAWA will be reduced at the end of a Contract Year to equal the GWB if the For Life Guarantee is not in effect and the GWB is nearly depleted, resulting in a GWB that is less than the GAWA. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 7 in Appendix E). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount. The GAWA is also likely to be reduced. Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
●
The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.
The GAWA is recalculated as follows:
	●	The GAWA prior to the partial withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.

The Excess Withdrawal is defined to be the lesser of:

•	The total amount of the current partial withdrawal, or

•	The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, asset allocation fees, recapture charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment. For more information, please see “THE FIXED ACCOUNT AND GMWB FIXED ACCOUNT” beginning on page 15. Withdrawals may be subject to a recapture charge on any Contract Enhancements. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 160.

If the age of any Covered Life is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age. Any future GAWA percentage recalculation will be based on the correct age. If the age at election of either Covered Life falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Guaranteed Withdrawal Balance Adjustment. If no withdrawals are taken from the Contract on or prior to the GWB Adjustment Date (as defined below), then you will receive a GWB adjustment. Tax-qualified plan Contract Owners should consider the impact of Required Minimum Distributions on this benefit since any withdrawal from the Contract will void the GWB adjustment.

The GWB Adjustment Date is the later of:

•	The Contract Anniversary on or immediately following the youngest Covered Life's 70th birthday, Or

•	The 12th Contract Anniversary (10th Contract Anniversary for endorsements issued before September 16, 2013) following the effective date of this endorsement.

The GWB adjustment is determined as follows:

•	On the effective date of this endorsement, the GWB adjustment is equal to 200% of the GWB, subject to a maximum of $5,000,000.

•
With each subsequent Premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the Premium payment plus 200% of the sum of i) the Premium payment, net of any applicable Premium taxes, and ii) (for endorsements issued before September 16, 2013) any Contract Enhancement, subject to a maximum of $5,000,000. (See Examples 4 and 5 in Appendix E.)

•
With each subsequent Premium received on or after the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the Premium payment plus the amount of the Premium payment, net of any applicable Premium taxes, plus (for endorsements issued before September 16, 2013) any Contract Enhancements, subject to a maximum of $5,000,000. (See Examples 4 and 5 in Appendix E.)

If no partial withdrawals are taken on or prior to the GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the GWB adjustment. No adjustments are made to the Bonus Base or the Benefit Determination Baseline (explained below under “Step-up”). Once the GWB is re-set, this GWB adjustment provision terminates. In addition, if a withdrawal is taken on or before the GWB Adjustment Date, this GWB adjustment provision terminates without value. (Please see example 13 in Appendix E for an illustration of this 200% GWB adjustment provision.)

Premiums.

With each subsequent Premium payment on the Contract –	The GWB is recalculated, increasing by the amount of the Premium net of any applicable Premium taxes, plus (for endorsements issued before September 16, 2013) any Contract Enhancements.
If the Premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
●
The GAWA percentage multiplied by the sum of i) the subsequent Premium payment net of any applicable Premium taxes, and ii) (for endorsements issued before September 16, 2013) any Contract Enhancement; Or

● The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent Premium payment that would result in your Contract having $1 million of Premiums in the aggregate. We also reserve the right to refuse subsequent Premium payments. The GWB can never be more than $5 million. See Examples 4b and 5b in Appendix E to see how the GWB is recalculated when the $5 million maximum is hit.

Step-up. On each Contract Anniversary following the effective date of this GMWB, if the Contract Value is greater than the GWB, the GWB will be automatically re-set to the Contract Value by one of two calculation methods, which must be selected by you at issue and once selected cannot be changed . Under one method the GWB will be reset to the Contract Value on that Contract Anniversary (the “Contract Anniversary Value”) for the applicable 5, 6, and 7% Bonus Options. (a “step-up”). Under the other method the GWB will be reset annually on each Contract Anniversary to the highest quarterly Contract Value, as described immediately below, for the applicable 5 and 6% Bonus Options (“Highest Quarterly Contract Value “). The step-up for the 7% Bonus Option is only available with the Contract Anniversary Value Step-Up Option. (See Examples 8 and 9 in Appendix E).

The Contract Anniversary Value method, as opposed to the Highest Quarterly Contract Value method, is determined solely by reference to and use of the Contract Value on that Contract Anniversary.

The Highest Quarterly Contract Value is determined by reference to and use of the Contract Values on the highest of the four prior quarterly Contract Values as follows:

The Highest Quarterly Contract Value is equal to the highest of the quarterly adjusted Contract Values from the four most recent Contract Quarterly Anniversaries, including the Contract Anniversary upon which the step-up is determined. The quarterly adjusted Contract Value is equal to the Contract Value on the Contract Quarterly Anniversary, plus any Premium paid subsequent to that Contract Quarterly Anniversary, net of any applicable Premium taxes, plus (for endorsements issued before September 16, 2013) any Contract Enhancements, adjusted for any partial withdrawals taken subsequent to that Contract Quarterly Anniversary.

Partial withdrawals will affect the quarterly adjusted Contract Value as follows:

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The quarterly adjusted Contract Value is equal to the greater of:
	●	The quarterly adjusted Contract Value before the withdrawal less the withdrawal; Or
	●	Zero.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	The quarterly adjusted Contract Value is equal to the greater of:
●
The quarterly adjusted Contract Value prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see above), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.

In addition to an increase in the GWB, a step-up allows for a potential increase in the GAWA percentage in the event that the step-up occurs after the first withdrawal. The value used to determine whether the GAWA percentage will increase upon step-up is called the Benefit Determination Baseline (BDB). The initial BDB equals (a) the initial Premium net of any applicable Premium taxes, plus (for endorsements issued before September 16, 2013) any Contract Enhancement, if this GMWB is elected at issue, or (b) the Contract Value less (for endorsements issued on or after September 16, 2013) any recapture charges that would be assessed on a full withdrawal, on the Contract Anniversary on which the endorsement is effective, if elected after issue, as subject to availability.

Upon step-up, if the Contract Value, as determined based on (as applicable) the Contract Anniversary Value or the Highest Quarterly Contract Value, is greater than the BDB and the step-up occurs after the first withdrawal, the GAWA percentage will be re-determined based on the youngest Covered Life's attained age. If an age band is crossed, the GAWA percentage will be increased. For example, assume the youngest Covered Life was age 73 at the time of the first withdrawal resulting in, according to the table above, a GAWA percentage of 4.50% (assuming Income Stream Level 3 was elected). Also assume that, when the youngest Covered Life is age 76, a step-up occurs and the Contract Value, as determined based on (as applicable) the Contract Anniversary Value or the Highest Quarterly Contract Value is greater than the BDB; in that case, the GAWA percentage will be re-determined based on the youngest Covered Life's attained age of 76, resulting in a new GAWA percentage of 5.00%.

Upon step-up, if the Contract Value, as determined based on (as applicable) the Contract Anniversary Value or the Highest Quarterly Contract Value, is not greater than the BDB prior to step-up, the GAWA percentage remains unchanged regardless of whether an age band has been crossed.

In the event that the Contract Value, as determined based on (as applicable) the Contract Anniversary Value or the Highest Quarterly Contract Value, is greater than the BDB, the BDB is set equal to that greater Contract Value. The purpose of this re-set is to increase the BDB that will be used to determine whether the GAWA percentage will increase upon a future step-up if an age band is crossed.

Withdrawals do not affect the BDB. Subsequent Premium payments increase the BDB by the amount of the Premium net of any applicable Premium taxes, plus (for endorsements issued before September 16, 2013) any Contract Enhancement. In addition, unlike the GWB, the BDB is not subject to any maximum amount. Therefore, it is possible for the BDB to be more than $5 million.

With a step-up –	The GWB equals the Contract Value, as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, subject to a $5 million maximum.
If the Contract Value, as determined based on (as applicable) the Contract Anniversary Value or the Highest Quarterly Contract Value is greater than the BDB is prior to the step-up, then the BDB is set to equal that greater Contract Value (not subject to any maximum amount); and, if the step-up occurs after the first withdrawal, the GAWA percentage is recalculated based on the attained age of the youngest Covered Life.

	●	The GAWA percentage will not be recalculated upon step-ups following Spousal Continuation if the spouse electing Spousal Continuation is not a Covered Life.
For all Contracts to which this GMWB is added, if the step-up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	●	The GAWA percentage (as adjusted by any increase that occurs pursuant to the same step-up) multiplied by the new GWB, Or
	●	The GAWA prior to step-up.

PLEASE NOTE: Withdrawals from the Contract reduce the GWB and Contract Value but do not affect the BDB. In the event of withdrawals, the BDB remains unchanged. Therefore, because the Contract Value must be greater than the BDB prior to step-up in order for the GAWA percentage to increase, a GAWA percentage increase may become less likely when withdrawals are made from the Contract.

Upon step-up on or after the 2nd Contract Anniversary following the effective date of this GMWB, the GMWB charge may be increased, subject to the maximum annual charge for each available combination of Options. You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups. Such election must be received in Good Order prior to the Contract Anniversary. Please be aware that election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus. While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase. (Please see the “Bonus” subsection below for more information.) Also know that you may subsequently elect to reinstate the step-up provision together with the GWB bonus provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order, and any reinstatement of the GWB bonus provision will not reinstate any bonuses that would have been credited during the period when the GWB bonus provision was discontinued.

The GWB can never be more than $5 million with a step-up. However, the BDB is not subject to a $5 million maximum; therefore, it is still possible for the GAWA percentage to increase even when the GWB has hit its $5 million maximum because automatic step-ups still occur if the Contract Value is greater than the BDB. For example, assume the GWB and BDB are equal to $5 million prior to a step-up. Also assume that the GAWA percentage is 4.50% and the GAWA is $225,000. If, at the time of step-up, the Contract Value is $6 million, a step-up will occur. The GWB will remain at its maximum of $5 million but the BDB will be set equal to $6 million. If an age band has been crossed and the GAWA percentage for the youngest Covered Life’s attained age is 5.00%, then the GAWA will be equal to $250,000 (5.00% x $5 million).

Please consult the representative who helped you purchase your Contract to be sure if a step-up is right for you and about any increase in charges upon a step-up. Upon step-up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death. The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase. Upon the death of the sole Owner of a qualified Contract or the death of either joint Owner of a non-qualified Contract while the Contract is still in force, this GMWB terminates without value, unless continued by the surviving spouse. Please see the information at the beginning of this GMWB Section regarding the required ownership and beneficiary structure under both qualified and non-qualified Contracts when selecting this GMWB.

Contract Value Is Zero. With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the last surviving Covered Life, so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase. If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase. The last payment will not exceed the remaining GWB at the time of payment. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the youngest Covered Life's attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.

After each payment when the Contract Value is zero –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA is unchanged. At the end of each Contract Year, if the GWB is less than the GAWA and the For Life Guarantee is not in effect, the GAWA is set equal to the GWB.

Subject to the Company’s approval, you may elect to receive payments more frequently than annually. Upon death of the last surviving Covered Life, all rights under the Contract cease. No subsequent Premium payments will be accepted. All optional endorsements terminate without value. And no death benefit is payable, including the Earnings Protection Benefit.

Spousal Continuation. In the event of the Owner's (or either joint Owner's) death, the surviving spousal Beneficiary may elect to:

•
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

◦	If the surviving spouse is a Covered Life, then the For Life Guarantee remains effective on and after the Continuation Date.

If the surviving spouse is not a Covered Life, the For Life Guarantee is null and void. However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted.

◦
For a surviving spouse who is a Covered Life, continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee. The For Life Guarantee is not a separate guarantee and only applies if the related GMWB has not terminated.

◦
If the surviving spouse is a Covered Life and a GWB adjustment provision is in force on the Continuation Date then the provision will continue to apply in accordance with the applicable GWB adjustment provision rules above. The GWB Adjustment Date will continue to be based on the original effective date of the endorsement or the youngest Covered Life's attained age, as applicable.

If the surviving spouse is not a Covered Life, any GWB adjustment is null and void.

◦	Step-ups will continue as permitted in accordance with the step-up rules above.

New GAWA percentages will continue to be determined in accordance with the step-up rules above if the continuing spouse is a Covered Life. No such new GAWA percentages will be determined subsequent to continuation by a spouse who is not a Covered Life.

◦	Contract Anniversaries will continue to be based on the Contract's Issue Date.

◦	If the surviving spouse is a Covered Life, the GAWA percentage will continue to be calculated and/or recalculated based on the youngest Covered Life's attained age.

◦
If the surviving spouse is not a Covered Life and if the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age on the Continuation Date (as if that person survived to that date).

◦
The Latest Income Date is based on the age of the surviving spouse. Please refer to “Annuitization” subsection below for information regarding the additional Income Options available on the Latest Income Date.

◦	A new joint Owner may not be added in a non-qualified Contract if a surviving spouse continues the Contract.

•
Continue the Contract without this GMWB (GMWB is terminated) if the surviving spouse is not a Covered Life. Thereafter, no GMWB charge will be assessed. If the surviving spouse is a Covered Life, the Contract cannot be continued without this GMWB.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 159.

Termination. This GMWB terminates, subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge, and all benefits cease on the earliest of:

•	The Income Date;

•	The date of complete withdrawal of Contract Value (full surrender of the Contract);

In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.

•	Conversion of this GMWB (if conversion is permitted);

•
The date of death of the Owner (or any joint Owner), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB (continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee if the surviving spouse is a Covered Life);

•	The Continuation Date on a Contract if the spousal Beneficiary, who is not a Covered Life, elects to continue the Contract without the GMWB; or

•	The date all obligations for payment under this GMWB are satisfied after the Contract has terminated pursuant to the termination provisions of the Contract.

This GMWB may not otherwise be terminated independently from termination of the Contract.

Annuitization.

Joint Life Income of GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of last surviving Covered Life. The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the last surviving Covered Life, and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if both Covered Lives die before the due date of the second payment.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age at the time of election of this option. The GAWA percentage will not change after election of this option.

Specified Period Income of the GAWA. On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (This income option only applies if the GMWB has been continued by the spousal Beneficiary and the spousal Beneficiary is not a Covered Life in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount, and no payments will be made in excess of the remaining GWB. The annual amount payable will equal the GAWA, except that the last payment may be a smaller amount equal to the then-remaining GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued as a tax-qualified Contract under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 67 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus. The primary purpose of the bonus is to act as an incentive for you to defer taking withdrawals. A bonus equal to 5, 6, or 7% of the Bonus Base (defined below) will be applied to the GWB at the end of each Contract Year within the Bonus Period (also defined below) if no withdrawals are taken during that Contract Year. The percentage that actually applies under your GMWB is the one that is included as the bonus rate in the combination of Options that you elect. The bonus enables the GWB and GAWA to increase in a given Contract Year (even during a down market relative to your Contract Value allocated to the Investment Divisions). The increase, however, may not equal the amount that your Contract Value has declined. This description of the bonus feature is supplemented by the examples in Appendix E, particularly example 10. The box below has more information about the bonus, including:

•	How the bonus is calculated;

•	What happens to the Bonus Base (and bonus) with a withdrawal, Premium payment, and any step-up;

•	For how long the bonus is available; and

•	When and what happens when the bonus is applied to the GWB.

The bonus equals 5, 6 or 7% of the Bonus Base. The Bonus Base may vary after this GMWB is added to the Contract, as described immediately below.
●	When this GMWB is added to the Contract, the Bonus Base equals the GWB.
●
With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

○ All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.
○ A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.
●
With a Premium payment, the Bonus Base increases by the amount of the Premium payment net of any applicable Premium taxes, plus (for endorsements issued before September 16, 2013) any Contract Enhancements.

●	With any step-up (if the GWB increases upon step-up), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the step-up.
The Bonus Base can never be more than $5 million.
The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.

When the bonus is applied:

●	The GWB is recalculated, increasing by 5, 6 or 7% (as applicable) of the Bonus Base.
●	If the Bonus is applied after the first withdrawal (in a prior year), the GAWA is then recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base, GWB adjustment or BDB.
The Bonus is only available during the Bonus Period. The Bonus Period begins on the effective date of this GMWB endorsement. In addition, the Bonus Period will re-start at the time the Bonus Base increases due to a step-up so long as the step-up occurs on or before the Contract Anniversary immediately following the youngest Covered Life's 80th birthday. (See example below.)

The Bonus Period ends on the earlier of:

●	The tenth Contract Anniversary following (1) the effective date of the endorsement or (2) the most recent increase to the Bonus Base due to a step-up, if later; or
●	The date the Contract Value is zero.
The Bonus Base will continue to be calculated even after the Bonus Period expires. Therefore, it is possible for the Bonus Period to expire and then re-start on a later Contract Anniversary if the Bonus Base increases due to a step-up. Such a restart, however, will not reinstate any bonus that would have been credited on a prior date that was not within a Bonus Period.

The purpose of the re-start provision is to extend the period of time over which the Owner is eligible to receive a bonus. For example, assume this GMWB was added to a Contract on December 1, 2018. At that time, the bonus period is scheduled to expire on December 1, 2028 (which is the tenth Contract Anniversary following the effective date of the endorsement). If a step-up increasing the Bonus Base occurs on the third Contract Anniversary following the effective date of the endorsement (December 1, 2021), and the youngest Covered Life is younger than age 80, the Bonus Period will re-start and will be scheduled to expire on December 1, 2031. Further, assuming that the next Bonus Base increase due to a step-up does not occur until December 1, 2033 (which is two years after the Bonus Period in this example expired) and that the youngest Covered Life is still younger than age 80 at that time, the Bonus Period would re-start on December 1, 2033, and would be scheduled to expire on December 1, 2043. (Please also see Examples 8 and 9 in Appendix E for more information regarding the re-start provision.)

Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

Guaranteed Minimum Withdrawal Benefit For Stretch RMDs (“MarketGuard Stretch GMWB”). The following description of this GMWB is supplemented by the examples in Appendix G under section “II. MarketGuard Stretch”, particularly example 2 for the varying benefit.

This GMWB is available under Contracts which are purchased by the Owner with proceeds that are payable to the Owner as beneficiary of tax qualified or non-qualified death benefits as a result of the death of an owner of a qualified plan, or the death of an owner of a tax-qualified or non-qualified annuity contract. This GMWB is also available to an eligible Beneficiary entitled to death benefit payments under an existing Contract, who will be considered an Owner for purposes of this GMWB. The proceeds must be subject to the minimum distribution requirements of the Internal Revenue Code (the “Code”) applicable to beneficiaries. The distributions that will be made under this GMWB are commonly referred to as “stretch” distributions since they allow beneficiaries to receive payments over a period of time not exceeding their life expectancies.

Availability of this GMWB is subject to the following additional requirements:

•
For Owners age 70 or younger on the date this GMWB is issued, this GMWB must be elected no later than five years after the date of death of the original owner. For Owners age 71 through age 80 on the date this GMWB is issued, this GMWB must be elected before the Owner begins taking distributions (or is required to begin taking distributions) to meet the stretch minimum distribution requirements. For endorsements issued before April 29, 2013, eligible Owners of any age must have elected the GMWB before the Owner began taking distributions (or was required to begin taking distributions) to meet the stretch minimum distribution requirements.

•
This GMWB is not available if a trust was the designated beneficiary of the death benefit proceeds and as a result the Owner must apply the life expectancy payout method using an age different from his or her own.

•
The Owner must meet the applicable minimum distribution requirements by electing the life expectancy payout method as defined under the Code applicable to beneficiaries. This GMWB is not available if the Owner uses other payout methods, including payout methods available only for surviving spouses under special Code rules.

•
The Owner must commence the minimum distributions not later than 1 year after the deceased owner’s death (for non-qualified Contracts) or not later than the end of the calendar year following the calendar year in which the deceased owner died (for tax-qualified Contracts).

This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) until the earliest of:

•	The Owner’s death;

•
Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value (The GWB is the guaranteed amount available for future periodic withdrawals); or

•	The Contract Anniversary occurring in the GMWB Maturity Year (please see the “GMWB Maturity Year” section on page145).

PLEASE NOTE: The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract and your tax advisor to be sure that this GMWB ultimately suits your needs.

This GMWB is available to individual Owners up to 80 years old on the latest required date of the first minimum distribution under the Internal Revenue Code applicable to the Contract (proof of age is required); may be added to a Contract on or after the Issue Date; and once added cannot be canceled. If you want to elect this GMWB after the Contract Issue Date (subject to availability), we must receive a request in Good Order. This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract).

This GMWB is available to natural Owners on qualified and non-qualified Contracts. It is also available to non-natural Owners on qualified Contracts. Joint annuitants are not permitted if there is a non-natural Owner.

We allow ownership changes of a Contract with this GMWB only when the Owner is a trust and the ownership change is to the Annuitant. For Contracts purchased in the state of Oregon, other ownership changes may be permitted, however any ownership change not described above as a permitted change will result in termination of the GMWB. Otherwise, ownership changes are not allowed. Changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and the required minimum distribution under the Contract (Stretch RMD). Please see “Election” and “Withdrawals” below for more information about the GAWA. For purposes of this GMWB, the Stretch RMD is the amount defined by the Internal Revenue Code as the minimum distribution requirement under the life expectancy payout method applicable to the Contract which is attributable to the proceeds from the death of an owner of a qualified plan, or the death of an owner of a tax-qualified or non-qualified annuity contract. Withdrawals exceeding the above limit cause the GWB and GAWA to be recalculated.

Election. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to the Contract on the Issue Date –	The GWB equals initial Premium net of any applicable Premium taxes.
The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

When this GMWB is added to the Contract after the Issue Date, subject to availability –	The GWB equals Contract Value less the recapture charge on any Contract Enhancement.
The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why Premium (net of any applicable Premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you instead add this GMWB to your Contract post issue (subject to availability), the GWB is calculated based on Contract Value, which includes any previously applied Contract Enhancements, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. (See Example 1 in Appendix G under section “II. MarketGuard Stretch”.) The GWB can never be more than $5 million, and the GWB is reduced by each withdrawal.

PLEASE NOTE: Upon the Owner's death, this GMWB may be continued by a Beneficiary. Please see the “Continuation By Beneficiary” subsection below for more information.

Withdrawals. The GAWA percentage and the GAWA are determined at the time of the first withdrawal. The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal. The GAWA percentage varies according to age group and is determined based on the Owner's attained age at the time of the first withdrawal. For a qualified Contract with a non-natural Owner, the age of the Annuitant is used to determine the GAWA percentage. The GAWA percentage for each age group is:

Ages	GAWA Percentage
0 – 54	4.5%
55 – 59	5.0%
60+	5.5%

We reserve the right to prospectively change the GAWA percentages, including the age bands, on new GMWB endorsements. We recommend you check with your representative to learn about the current level of the GAWA percentages, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. If we change the GAWA percentages described above, we will follow these procedures:
1) When we issue your Contract we will deliver a copy of the prospectus that includes the notice of change of GAWA percentages in the form of a prospectus update to you. You will have until the end of the Free Look period to cancel your Contract and this GMWB by returning the Contract to us pursuant to the provisions of the Free Look section (please see “Free Look” on page 164).

2) If you are an existing Owner and are eligible to elect this GMWB after the Issue Date, at the time we change the GAWA percentages we will send you the notice of change of GAWA percentages in the form of a prospectus update. If you later elect this GMWB, when we receive your election, we will send you the required endorsement with a duplicate notice of change of GAWA percentages. You will have 30 days after receiving the notice to cancel your election of this GMWB by returning the endorsement to us.
In each case, the actual GAWA percentages will be reflected in your Contract endorsement.

Withdrawals cause the GWB to be recalculated. Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or the Stretch RMD (if greater than the GAWA). If the GWB falls below the GAWA at the end of a Contract Year, the GAWA will be reset to equal the GWB. This may occur, when over time, payment of guaranteed withdrawals is nearly complete and the GWB has been depleted. The tables below clarify what happens in each instance.

This GMWB allows withdrawals greater than the GAWA to meet the Contract's Stretch RMD without compromising the endorsement's guarantees. Examples 4 and 5 in Appendix G under section “II. MarketGuard Stretch” supplement this description. Because the intervals for the GAWA and Stretch RMDs are different, namely Contract Years versus calendar years, and because Stretch RMDs are subject to other conditions and limitations, please see “Stretch RMD NOTES” below for more information.

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or Stretch RMD, as applicable –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the withdrawal less the withdrawal; Or
	●	Zero.
The GAWA and the GMWB Charge Base are unchanged. At the end of each Contract Year, if the GWB is less than the GAWA, the GAWA is set equal to the GWB.

For more information about the GMWB Charge Base, please see “Guaranteed Minimum Withdrawal Benefit For Stretch RMDs (“MarketGuard Stretch GMWB”) Charge” on page 52.

You may withdraw the greater of the GAWA or Stretch RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or Stretch RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or Stretch RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or Stretch RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix G under section “II. MarketGuard Stretch”). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount. The GAWA is also likely to be reduced. Therefore, please note that withdrawing more than the greater of the GAWA or Stretch RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit and may lead to its premature termination.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or Stretch RMD, as applicable –	The GWB is recalculated, equaling the greater of:
●
The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.
The GAWA is recalculated, equaling:
	●	The GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.

The Excess Withdrawal is defined to be the lesser of:

•	The total amount of the current partial withdrawal, Or

•	The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the Stretch RMD, as applicable.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments. Stretch RMD withdrawals in excess of the free withdrawal amount are not subject to a withdrawal charge. Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment. For more information, please see “THE FIXED ACCOUNT AND GMWB FIXED ACCOUNT” beginning on page 15. Withdrawals may be subject to a recapture charge on any Contract Enhancement. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, Stretch RMDs, withdrawals of asset allocation and advisory fees, partial transfers and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 160.

If the age of any Owner is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age. Any future GAWA percentage recalculation will be based on the correct age. If the age at election of the Owner falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded. If the date of death of the previous owner is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the eligibility of GMWB election will be re-determined based on the correct date of death. If it is determined that the GMWB could not have been elected based on the correct date of death, the GMWB will be null and void and all GMWB charges will be refunded.

STRETCH RMD NOTES:  Notice of a Stretch RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. We may require you to set up a systematic withdrawal program to meet the Stretch RMDs. Eligible withdrawals that are specified as Stretch RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of Stretch RMDs for multiple contracts from a single contract. You, as Owner, are responsible for complying with the Internal Revenue Code's Stretch RMD requirements. If your requested Stretch RMD exceeds our calculation of the Stretch RMD for your contract, your request will not be eligible for the waiver of any applicable charges (i.e. withdrawal charges and recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction. For information regarding the Stretch RMD calculation for your Contract, please contact our Annuity Service Center. Our contact information is on the cover page of this prospectus.

Under the Internal Revenue Code, Stretch RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and Stretch RMDs are different, the endorsement's guarantees may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceeds the greatest of the Stretch RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the Stretch RMD and the GAWA.) Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2019 Contract Year (ending June 30) is $10. The Stretch RMDs for calendar years 2018 and 2019 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2018 and $8 in each of the two halves of calendar year 2019, then at the time the withdrawal in the first half of calendar year 2019 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2019 Contract Year is less than the higher Stretch RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

Examples that are relevant or specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix G under section “II. MarketGuard Stretch”, particularly examples 4 and 5.  Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your Stretch RMD.

Premiums.

Subsequent Premium payments are only permitted on tax-qualified Contracts and must be a transfer from a qualified plan. Subsequent Premium payments must be received within 180 days of the Issue Date.

With each subsequent Premium payment on the Contract –	The GWB is recalculated, increasing by the amount of the Premium net of any applicable Premium taxes.
If the Premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
	●	The GAWA percentage multiplied by the subsequent Premium payment net of any applicable Premium taxes; Or
	●	The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent Premium payment that would result in your Contract having $1 million of Premiums in the aggregate. We also reserve the right to refuse subsequent Premium payments. The GWB can never be more than $5 million. See Example 3b in Appendix G under section “II. MarketGuard Stretch” to see how the GWB is recalculated when the $5 million maximum is hit.

GMWB Maturity Year. On the Contract Anniversary occurring in the GMWB Maturity Year, an amount equal to the excess of the GWB over Contract Value will be paid to the Owner. If the GWB is less than the Contract Value, no payment will be made. In either case, the GWB will be set to zero and the GMWB will terminate. The GMWB Maturity Year is determined from the chart below based on the Owner’s attained age on the latest required date for the first Stretch RMD. When determining the GMWB Maturity Year for endorsements issued on or after April 29, 2013, the latest required date for the first Stretch RMD is considered the beginning of the first year. For endorsements issued before April 29, 2013, the endorsement effective date is considered the beginning of the first year.

Age	GMWB Maturity Year	Age	GMWB Maturity Year	Age	GMWB Maturity Year
0	82	27	56	54	30
1	81	28	55	55	29
2	80	29	54	56	28
3	79	30	53	57	27
4	78	31	52	58	26
5	77	32	51	59	26
6	76	33	50	60	25
7	75	34	49	61	24
8	74	35	48	62	23
9	73	36	47	63	22
10	72	37	46	64	21
11	71	38	45	65	20
12	70	39	44	66	20
13	69	40	43	67	19
14	68	41	42	68	18
15	67	42	41	69	17
16	66	43	40	70	16
17	65	44	39	71	16
18	64	45	38	72	15
19	63	46	37	73	14
20	62	47	36	74	14
21	62	48	35	75	13
22	61	49	35	76	12
23	60	50	34	77	12
24	59	51	33	78	11

Age	GMWB Maturity Year	Age	GMWB Maturity Year	Age	GMWB Maturity Year
25	58	52	32	79	10
26	57	53	31	80	10

See Example 6 in Appendix G under section “II. MarketGuard Stretch” to see how the GMWB Maturity Year affects your GMWB.

Owner's Death. The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase. Upon your death while the Contract is still in force, this GMWB terminates without value unless continued by the Beneficiary.

Contract Value Is Zero. If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor Fund performance and the GWB is greater than zero, the GWB will be paid to you on an annual basis, so long as the Contract is still in the accumulation phase. The total annual payment will equal the GAWA, but will not exceed the current GWB. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner's attained age at the time the Contract Value is reduced to zero and the GAWA will be equal to the GAWA percentage multiplied by the GWB. On the Contract Anniversary occurring in the GMWB Maturity Year, any remaining GWB will be paid to the Owner and no further payments will be made.

After each payment when the Contract Value is zero –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA is unchanged. At the end of each Contract Year, if the GWB is less than the GAWA, the GAWA is set equal to the GWB.

Subject to the Company’s approval, you may elect to receive payments more frequently than annually. All other rights under your Contract cease and we will no longer accept subsequent Premium payments and all optional endorsements are terminated without value. Upon your death as the Owner, all payments cease and no death benefit is payable, including the Earnings Protection Benefit.

Continuation By Beneficiary. Upon the death of the Owner under a Qualified Plan Contract with a single Beneficiary, the Beneficiary may elect to continue the GMWB. If elected, the GMWB will continue and may not be terminated subsequently. If the GAWA% has been determined, no adjustment will be made to the GWB, the GAWA, the GMWB Charge Base, or the GMWB Maturity Year, at the time of continuation. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the original Owner's attained age on the continuation date and the GAWA will be equal to the GAWA percentage multiplied by the GWB.

Termination. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

•	The Income Date;

•	The date of complete withdrawal of Contract Value (full surrender of the Contract);

In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.

•	The date of the Owner's death, unless the Beneficiary elects to continue a qualified Contract with the GMWB;

•	The first date the GWB equals zero.

Effect of GMWB on Tax Deferral. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

Systematic Withdrawal Program. You can arrange to have money automatically sent to you periodically while your Contract is still in the accumulation phase. You may withdraw a specified dollar amount (of at least $50 per withdrawal), a specified percentage or earnings. Your withdrawals may be on a monthly, quarterly, semi-annual or annual basis. If you have arranged for systematic withdrawals, schedule any planned step-up under a GMWB to occur prior to the withdrawal. Example 7 in Appendix D and Example 9 in Appendix E and Appendix G illustrate the consequences of a withdrawal preceding a step-up. There is no charge for the Systematic Withdrawal Program; however, you will have to pay taxes on the money you receive. You may also be subject to a withdrawal charge and an Excess Interest Adjustment.

If your Contract contains a GMWB containing a Transfer of Assets provision, systematic withdrawals are only allowed on a pro-rata basis including all investment options (including the GMWB Fixed Account) or, in the alternative, may be requested from specified investment options, excluding the GMWB Fixed Account. Specific to the GMWB Fixed Account, a specified withdrawal request may cause an automatic transfer from the GMWB Fixed Account on the following Contract Monthly Anniversary.

In addition, for Contracts with a GMWB containing a Transfer of Assets provision, the percentage of the partial withdrawal taken from the GMWB Fixed Account cannot exceed the ratio of the GMWB Fixed Account value to the Contract Value.

Suspension of Withdrawals or Transfers. We may be required to suspend or delay withdrawals or transfers to or from an Investment Division when:

•	the New York Stock Exchange is closed (other than customary weekend and holiday closings);

•	under applicable SEC rules, trading on the New York Stock Exchange is restricted;

•	under applicable SEC rules, an emergency exists so that it is not reasonably practicable to dispose of securities in an Investment Division or determine the value of its assets; or

•	the SEC, by order, may permit for the protection of Contract Owners.

We have reserved the right to defer payment for a withdrawal or transfer from the Fixed Account and the GMWB Fixed Account for up to six months or the period permitted by law.

INCOME PAYMENTS (THE INCOME PHASE)

The income phase of your Contract occurs when you begin receiving regular income payments from us. The Income Date is the day those payments begin. Once income payments begin, the Contract cannot be returned to the accumulation phase. You can choose the Income Date and an income option. All of the Contract Value must be annuitized. The income options are described below.

If you do not choose an income option, we will assume that you selected Option 3, which provides a life annuity with 120 months of guaranteed payments.

You can change the Income Date or income option at least seven days before the Income Date, but changes to the Income Date may only be to a later date. You must give us written notice at least seven days before the scheduled Income Date. Income payments must begin by the Contract Anniversary on or next following your 95th birthday under a non-qualified Contract, or by such earlier date as required by the applicable qualified plan, law or regulation.

Under a traditional Individual Retirement Annuity, required minimum distributions must begin in the calendar year in which you attain age 70 1/2 (or such other age as required by law). Distributions under qualified plans and Tax-Sheltered Annuities must begin by the later of the calendar year in which you attain age 70 1/2 or the calendar year in which you retire. You do not necessarily have to annuitize your Contract to meet the minimum distribution requirements for Individual Retirement Annuities, qualified plans, and Tax-Sheltered Annuities. Distributions from Roth IRAs are not required prior to your death.

At the Income Date, you can choose to receive fixed payments or variable payments based on the Investment Divisions. Unless you tell us otherwise, your income payments will be based on the variable and fixed options that were in place on the Income Date.

You can choose to have income payments made monthly, quarterly, semi-annually or annually. Or you can choose a single lump-sum payment. If you have less than $5,000 to apply toward an income option and state law permits, we may provide your payment in a single lump sum, part of which may be taxable as Federal Income. Likewise, if your first income payment would be less than $50 and state law permits, we may set the frequency of payments so that the first payment would be at least $50.

Variable Income Payments. If you choose to have any portion of your income payments based upon one or more Investment Divisions, the dollar amount of your initial annuity payment will depend primarily upon the following:

•	the amount of your Contract Value you allocate to the Investment Division(s) on the Income Date;

•	the amount of any applicable Premium taxes, recapture charges or withdrawal charges and any Excess Interest Adjustment deducted from your Contract Value on the Income Date;

•	which income option you select; and

•
the investment factors listed in your Contract that translate the amount of your Contract Value (as adjusted for applicable charges, frequency of payment and commencement date) into initial payment amounts that are measured by the number of Annuity Units of the Investment Division(s) you select credited to your Contract.

The investment factors in your Contract are calculated based upon a variety of factors, including an assumed investment rate of 1.5% and, if you select an income option with a life contingency, the age and gender of the Annuitant. State variations may apply.

If the actual net investment rate experienced by an Investment Division exceeds the assumed net investment rate, variable annuity payments will increase over time. Conversely, if the actual net investment rate is less than the assumed net investment rate, variable annuity payments will decrease over time. If the actual net investment rate equals the assumed net investment rate, the variable annuity payments will remain constant.

We calculate the dollar amount of subsequent income payments that you receive based upon the performance of the Investment Divisions you select. If that performance (measured by changes in the value of Annuity Units) exceeds the assumed investment rate, then your income payments will increase; if that performance is less than the assumed investment rate, then your income payments will decrease. Neither expenses actually incurred (other than taxes on investment return), nor mortality actually experienced, will adversely affect the dollar amount of subsequent income payments.

Income Options. The Annuitant is the person whose life we look to when we make income payments (each description assumes that you are the Owner and Annuitant). The following income options may not be available in all states.

Option 1 - Life Income. This income option provides monthly payments for your life. No further payments are payable after your death. Thus, it is possible for you to receive only one payment if you died prior to the date the second payment was due.

Option 2 - Joint and Survivor. This income option provides monthly payments for your life and for the life of another person (usually your spouse) selected by you. Upon the death of either person, the monthly payments will continue during the lifetime of the survivor. No further payments are payable after the death of the survivor.

Option 3 - Life Annuity With at Least 120 or 240 Monthly Payments. This income option provides monthly payments for the Annuitant's life, but with payments continuing to the Beneficiary for the remainder of 10 or 20 years (as you select) if the Annuitant dies before the end of the selected period. If the Beneficiary does not want to receive the remaining scheduled payments, a single lump sum may be requested, which will be equal to the present value of the remaining payments (as of the date of calculation) discounted at an interest rate that will be no more than 1% higher than the rate used to calculate the initial payment. The calculation of the lump-sum payment results in a Commutation Fee, which is further discussed on page 55 .

Option 4 - Income for a Specified Period. This income option provides monthly payments for any number of years from 5 to 30. If the Beneficiary does not want to receive the remaining scheduled payments, a single lump sum may be requested, which will be equal to the present value of the remaining payments (as of the date of calculation) discounted at an interest rate that will be no more than 1% higher than the rate used to calculate the initial payment. The calculation of the lump-sum payment results in a Commutation Fee, which is further discussed on page 55 .

Additional Options - We may make other income options available.

No withdrawals are permitted during the income phase under an income option that is life contingent.

DEATH BENEFIT

The Contract has a death benefit, namely the basic death benefit, which is payable during the accumulation phase. Instead you may choose an optional death benefit for an additional charge, availability of which may vary by state. For more information about the availability of an optional death benefit in your state, please see the application, check with the registered representative helping you to purchase the Contract or contact us at our Annuity Service Center. Our contact information is on the first page of this prospectus. With the exception of LifeGuard Freedom Flex DB, which currently may only be selected at issue in conjunction with the purchase of the LifeGuard Freedom Flex GMWB (with 6% Bonus and

Annual Step-Up Options), the optional death benefits are only available upon application or upon conversion (if conversion is permitted). In addition, once an optional death benefit is chosen, it cannot be canceled except upon conversion, (if conversion is permitted), or upon spousal continuation in the case of the LifeGuard Freedom Flex DB.

The effects of any GMWB on the amount payable to your beneficiaries upon your death should be considered in selecting the death benefits in combination with a GMWB. Except as provided in certain of the GMWB endorsements, no death benefit will be paid upon your death in the event the Contract Value falls to zero.

The death benefit paid to your Beneficiary upon your death is calculated as of the date we receive all required documentation in Good Order which includes, but is not limited to, due proof of death and a completed claim form from the Beneficiary of record (if there are multiple beneficiaries, we will calculate the death benefit when we receive this documentation from the first Beneficiary). Payment will include interest to the extent required by law. The death benefit paid will be the basic death benefit unless you have selected the Earnings Protection Benefit and/or one of the other death benefit endorsements. If you have a guaranteed minimum death benefit, the amount by which the guaranteed minimum death benefit exceeds the account value will be put into your account as of the date we receive all required documentation from the Beneficiary of record and will be allocated among the Investment Divisions and Fixed Account according to the current allocation instructions on file for your account as of that date. Each Beneficiary will receive their portion of the remaining value, subject to market fluctuations, when their option election form is received at our Home Office in Lansing, Michigan.

Basic Death Benefit. If you die before moving to the income phase, the person you have chosen as your Beneficiary will receive a death benefit. If you have a joint Owner, the death benefit will be paid when the first joint Owner dies. The surviving joint Owner will be treated as the Beneficiary. Any other Beneficiary designated will be treated as a contingent Beneficiary. Only a spousal Beneficiary has the right to continue the Contract in force upon your death.

The death benefit equals the greater of:

•	your Contract Value on the date we receive all required documentation from your Beneficiary; or

•
the total Premiums you have paid since your Contract was issued reduced for prior withdrawals (including any applicable charges and adjustments) in the same proportion that the Contract Value was reduced on the date of the withdrawal.

Earnings Protection Benefit (“EarningsMax”). The Earnings Protection Benefit is an optional benefit that may increase the amount of the death benefit payable at your death. If you are 75 years of age or younger when your Contract is issued, you may elect the Earnings Protection Benefit when the Contract is issued.

If you are under the age of 70 when your Contract is issued and you elect the Earnings Protection Benefit then, the amount that will be added to the death benefit that is otherwise payable is 40% of the earnings in your Contract, subject to the limit described below.

If you are between the ages of 70 and 75 when your Contract is issued and you elect the Earnings Protection Benefit, the amount that will be added to the death benefit that is otherwise payable is 25% of the earnings in your Contract, subject to the limit described below.

For purposes of this benefit, we define earnings as the amount by which the sum of your Contract Value, including any Contract Enhancement, exceeds the remaining premiums (Premiums not previously withdrawn). If the earnings amount is negative, i.e., the total remaining premiums are greater than your Contract Value, no Earnings Protection Benefit will be paid. In determining the maximum amount of earnings on which we will calculate your Earnings Protection Benefit, earnings shall never exceed 250% of the remaining premiums, excluding remaining premiums paid in the 12 months prior to the date of your death (other than your initial Premium if you die in the first Contract year).

As described below, if your spouse exercises the Special Spousal Continuation Option (please see “Special Spousal Continuation Option” on page 159) upon your death, the Earnings Protection Benefit will be paid upon your death and your spouse may then discontinue the Earnings Protection Benefit. If your spouse fails to make such an election, the Earnings Protection Benefit will remain in force and upon your spouse's death we will pay an Earnings Protection Benefit if the Contract has accrued additional earnings since your death. In calculating that benefit, we will not take into consideration earnings accrued on or prior to the Continuation Date (as defined in “Special Spousal Continuation Option” beginning on page 159). In addition, the maximum earnings on which we calculate the Earnings Protection Benefit is 250% of the Contract Value after application of the continuation adjustment (the amount by which the death benefit that would have been payable exceeds the Contract Value) plus remaining premiums paid on or after the Continuation Date (excluding remaining premiums paid within 12 months of your spouse's death).

You must elect the Earnings Protection Benefit when you apply for your Contract. Once elected, the benefit may not be terminated. However, if the Contract is continued under the Special Spousal Continuation Option, your spouse may then elect to discontinue the Earnings Protection Benefit.

No Earnings Protection Benefit (other than a “continuation adjustment” described below in “Special Spousal Continuation”) will be paid:

•	if your Contract is in the income phase at the time of your death;

•	if there are no earnings in your Contract; or

•	if your spouse exercises the Special Spousal Continuation Option (described below) and either

◦	is age 76 or older at the Continuation Date or

◦	elects to discontinue the Earnings Protection Benefit.

The Earnings Protection Benefit may not be available in your state. See your financial advisor for information regarding the availability of the Earnings Protection Benefit.

Optional Death Benefits. Several optional death benefits are available at issue or upon conversion (subject to availability), in lieu of or in addition to any Earnings Protection Benefit, which are designed to protect your Contract Value from potentially poor investment performance and the impact that poor investment performance could have on the amount of the basic death benefit. Because there is an additional annual charge for each of these optional death benefits, and because you cannot change your selection, please be sure that you have read about and understand the Contract's basic death benefit before selecting an optional death benefit. Except for LifeGuard Freedom Flex DB, all optional death benefits are available if you are 79 years of age or younger on the Contract's Issue Date. The LifeGuard Freedom Flex DB is only available in conjunction with the purchase of the LifeGuard Freedom Flex GMWB (with 6% Bonus and Annual Step-Up Options) and only if the Owner is 35 to 67 (70 for endorsements issued before April 29, 2013) years of age on the date the endorsement is added to the Contract. The older you are at the time of selection, the less advantageous it would be for you to select an optional death benefit. These optional death benefits are subject to our administrative rules to assure appropriate use, which administrative rules may be changed, as necessary.

Depending on when and in what state you applied for the Contract: the availability of an optional death benefit may have been different; how an optional death benefit is calculated varies; and we may have referred to an optional death benefit by a different name – all as noted below.

For purposes of these optional death benefits, “Net Premiums” are defined as your Premium payments net of Premium taxes, reduced by any withdrawals (including applicable charges and deductions) at the time of the withdrawal in the same proportion that the Contract Value was reduced on the date of the withdrawal. Accordingly, if a withdrawal were to reduce the Contract Value by 50%, for example, Net Premiums would also be reduced by 50%. Similarly, with the “Highest Quarterly Anniversary Value” component, the adjustment to your Contract Value for any withdrawals (including applicable charges and deductions) will have occurred proportionally at the time of the withdrawals.

Following are the calculations for the optional death benefits. For purposes of these calculations, with the “Roll-up” component, interest will compound (accumulate) until the Contract Anniversary immediately preceding your 81st birthday.

5% Roll-up Death Benefit, changes your basic death benefit during the accumulation phase of your Contract to the greatest of:

(a)	your Contract Value as of the end of the Business Day on which we receive all required documentation from your Beneficiary; or

(b)	total Net Premiums since your Contract was issued; or

(c)	your GMDB Benefit Base.

The GMDB Benefit Base for the 5% Roll-up Death Benefit will be determined as of the end of any Business Day and is equal to:

•	The step-up value on the most recent step-up date,

•	Plus any Premium paid (net of any applicable Premium taxes) subsequent to the determination of the step-up value,

•	Less any withdrawal adjustments for withdrawals taken subsequent to the determination of the step-up value,

compounded at an annual interest rate of 5% from the step-up date until the Contract Anniversary immediately preceding the Owner's (or oldest Joint Owner's) 81st birthday.

However, the interest rate is 4% per annum if you are 70 years old or older on the endorsement's effective date. The interest rate is 3% per annum for all ages in Washington State.

All such Premium payment adjustments will occur at the time of the Premium payment, unless the Premium payment is received during the first Contract Quarter. If the Premium payment is received during the first Contract Quarter, the adjustment to the GMDB Benefit Base for the Premium payment effectively occurs on the Issue Date, which lessens the impact a subsequent withdrawal may have on the GMDB Benefit Base. All withdrawal adjustments are made at the end of the Contract Year and on the date of receipt of due proof of death (after the calculation of this guaranteed minimum death benefit's charge). For total withdrawals up to 5% of the GMDB Benefit Base as of the previous Contract Anniversary (or the Issue Date, as applicable), the withdrawal adjustment is the dollar amount of the withdrawal (including any applicable charges and adjustments to such withdrawal). After processing any applicable dollar for dollar portion of the withdrawal, the withdrawal adjustment for total withdrawals in a Contract Year in excess of 5% of the GMDB Benefit Base as of the previous Contract Anniversary (or the Issue Date, as applicable) is the GMDB Benefit Base immediately prior to the excess withdrawal adjustment multiplied by the percentage reduction in the Contract Value attributable to the excess withdrawals (including any applicable charges and adjustments to such excess withdrawals). Withdrawals, particularly excess withdrawals, may prematurely reduce the value of this 5% Roll-up Death Benefit.

The step-up date is initially equal to the endorsement's effective date, and the step-up value is initially equal to: (a) the initial Premium paid (net of any applicable Premium taxes) if the endorsement's effective date is the Contract's Issue Date; or (b) the Contract Value, less any recapture charges, as of the endorsement's effective date if the effective date is after the Contract's Issue Date. If the Contract Value is greater than the GMDB Benefit Base upon the earlier of the 7th Contract Anniversary following the endorsement's effective date or the Contract Anniversary immediately preceding the Owner's (or oldest Joint Owner's) 81st birthday, the step-up date is set equal to that Contract Anniversary, and the step-up value is set equal to the Contract Value on that step-up date.

The GMDB Benefit Base is used only in connection with the determination of the guaranteed minimum death benefit, does not affect other endorsements, and is not reflective of the Contract Value. Additionally, please note that if you elect this endorsement, ownership changes are not allowed.

Unlike the basic death benefit, this optional death benefit may provide value on or after the Income Date, which is the date on which you begin receiving annuity payments. If the Income Date is before the Owner attains the age of 95, then this optional death benefit endorsement terminates and no death benefit is payable. However, if the Income Date is on the date the Owner attains age of 95 (the latest possible Income Date), then the death benefit amount is equal to the excess, if any, of (a) minus (b) where:

(a)	= the GMDB Benefit Base on the Income Date; and

(b)	= the Contract Value on the Income Date.

If there is a death benefit amount on or after the Income Date, it will be payable to the Beneficiary when due proof of the Owner's death is received by the Company in Good Order. If the Owner is not deceased as of the date that the final annuity payment under the elected income option is due, the death benefit amount will be payable in a lump sum to the Owner along with the final annuity payment.

6% Roll-up Death Benefit, changes your basic death benefit during the accumulation phase of your Contract to the greatest of:

(a)	your Contract Value as of the end of the Business Day on which we receive all required documentation from your Beneficiary; or

(b)	total Net Premiums since your Contract was issued; or

(c)	your GMDB Benefit Base.

PLEASE NOTE: EFFECTIVE APRIL 30, 2012, THE 6% ROLL-UP DEATH BENEFIT ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

The GMDB Benefit Base for the 6% Roll-up Death Benefit will be determined as of the end of any Business Day and is equal to:

•	The step-up value on the most recent step-up date,

•	Plus any Premium paid (net of any applicable Premium taxes) subsequent to the determination of the step-up value,

•	Less any withdrawal adjustments for withdrawals taken subsequent to the determination of the step-up value,

compounded at an annual interest rate of 6% from the step-up date until the Contract Anniversary immediately preceding the Owner's (or oldest Joint Owner's) 81st birthday.

However, the interest rate is 5% per annum if you are 70 years old or older on the endorsement's effective date. The interest rate is 3% per annum for all ages in Washington State.

All such Premium payment adjustments will occur at the time of the Premium payment, unless the Premium payment is received during the first Contract Quarter. If the Premium payment is received during the first Contract Quarter, the adjustment to the GMDB Benefit Base for the Premium payment effectively occurs on the Issue Date, which lessens the impact a subsequent withdrawal may have on the GMDB Benefit Base. All withdrawal adjustments are made at the end of the Contract Year and on the date of receipt of due proof of death (after the calculation of this guaranteed minimum death benefit's charge). For total withdrawals up to 6% of the GMDB Benefit Base as of the previous Contract Anniversary (or the Issue Date, as applicable), the withdrawal adjustment is the dollar amount of the withdrawal (including any applicable charges and adjustments to such withdrawal). After processing any applicable dollar for dollar portion of the withdrawal, the withdrawal adjustment for total withdrawals in a Contract Year in excess of 6% of the GMDB Benefit Base as of the previous Contract Anniversary (or the Issue Date, as applicable) is the GMDB Benefit Base immediately prior to the excess withdrawal adjustment multiplied by the percentage reduction in the Contract Value attributable to the excess withdrawals (including any applicable charges and adjustments to such excess withdrawals). Withdrawals, particularly excess withdrawals, may prematurely reduce the value of this 6% Roll-up Death Benefit.

The step-up date is initially equal to the endorsement's effective date, and the step-up value is initially equal to: (a) the initial Premium paid (net of any applicable Premium taxes) if the endorsement's effective date is the Contract's Issue Date; or (b) the Contract Value, less any recapture charges, as of the endorsement's effective date if the effective date is after the Contract's Issue Date. If the Contract Value is greater than the GMDB Benefit Base upon the earlier of the 7th Contract Anniversary following the endorsement's effective date or the Contract Anniversary immediately preceding the Owner's (or oldest Joint Owner's) 81st birthday, the step-up date is set equal to that Contract Anniversary, and the step-up value is set equal to the Contract Value on that step-up date.

The GMDB Benefit Base is used only in connection with the determination of the guaranteed minimum death benefit, does not affect other endorsements, and is not reflective of the Contract Value. Additionally, please note that if you elect this endorsement, ownership changes are not allowed.

Unlike the basic death benefit, this optional death benefit may provide value on or after the Income Date, which is the date on which you begin receiving annuity payments. If the Income Date is before the Owner attains the age of 95, then this optional death benefit endorsement terminates and no death benefit is payable. However, if the Income

Date is on the date the Owner attains age of 95 (the latest possible Income Date), then the death benefit amount is equal to the excess, if any, of (a) minus (b) where:

(a)	= the GMDB Benefit Base on the Income Date; and

(b)	= the Contract Value on the Income Date.

If there is a death benefit amount on or after the Income Date, it will be payable to the Beneficiary when due proof of the Owner's death is received by the Company in Good Order. If the Owner is not deceased as of the date that the final annuity payment under the elected income option is due, the death benefit amount will be payable in a lump sum to the Owner along with the final annuity payment.

Highest Quarterly Anniversary Value Death Benefit, changes your basic death benefit during the accumulation phase of your Contract to the greatest of:

(a)	your Contract Value as of the end of the Business Day on which we receive all required documentation from your Beneficiary; or

(b)	total Net Premiums since your Contract was issued; or

(c)	your GMDB Benefit Base.

The GMDB Benefit Base for the Highest Quarterly Anniversary Value Death Benefit will be determined as of the end of any Business Day and is equal to the greatest of the adjusted quarterly Contract Values on the endorsement's effective date and on any Contract Quarterly Anniversary following the endorsement's effective date but prior to the Owner's 81st birthday. Each adjusted quarterly Contract Value is equal to:

•	The Contract Value on the endorsement's effective date or Contract Quarterly Anniversary, as applicable,

•	Less for any withdrawals subsequent to that date (including any applicable charges and adjustments for such withdrawals),

•	Plus any Premium paid (net of any applicable Premium taxes) subsequent to that date.

For the purposes of calculating the GMDB Benefit Base, all adjustments will occur at the time of the withdrawal or Premium payment and all adjustments for amounts withdrawn will reduce the GMDB Benefit Base in the same proportion that the Contract Value was reduced on the date of such withdrawal. Withdrawals may prematurely reduce the value of this Highest Quarterly Anniversary Value Death Benefit.

The GMDB Benefit Base is used only in connection with the determination of the guaranteed minimum death benefit, does not affect other endorsements, and is not reflective of the Contract Value. Additionally, please note that if you elect this endorsement, ownership changes are not allowed.

Unlike the basic death benefit, this optional death benefit may provide value on or after the Income Date, which is the date on which you begin receiving annuity payments. If the Income Date is before the Owner attains the age of 95, then this optional death benefit endorsement terminates and no death benefit is payable. However, if the Income Date is on the date the Owner attains age of 95 (the latest possible Income Date), then the death benefit amount is equal to the excess, if any, of (a) minus (b) where:

(a)	= the GMDB Benefit Base on the Income Date; and

(b)	= the Contract Value on the Income Date.

If there is a death benefit amount on or after the Income Date, it will be payable to the Beneficiary when due proof of the Owner's death is received by the Company in Good Order. If the Owner is not deceased as of the date that the final annuity payment under the elected income option is due, the death benefit amount will be payable in a lump sum to the Owner along with the final annuity payment.

Combination 5% Roll-up and Highest Quarterly Anniversary Value Death Benefit, changes your basic death benefit during the accumulation phase of your Contract to the greatest of:

(a)	your Contract Value as of the end of the Business Day on which we receive all required documentation from your Beneficiary; or

(b)	total Net Premiums since your Contract was issued; or

(c)	your GMDB Benefit Base.

The GMDB Benefit Base for the Combination 5% Roll-up and Highest Quarterly Anniversary Value Death Benefit will be determined as of the end of any Business Day and is equal to the greater of (a) or (b):

(a) is the Roll-Up Component which is equal to:

•	The step-up value on the most recent step-up date,

•	Plus any Premium paid (net of any applicable Premium taxes) subsequent to the determination of the step-up value,

•	Less any withdrawal adjustments for withdrawals taken subsequent to the determination of the step-up value,

compounded at an annual interest rate of 5% from the step-up date until the Contract Anniversary immediately preceding the Owner's (or oldest Joint Owner's) 81st birthday.

However, the interest rate is 4% per annum if you are 70 years old or older on the endorsement's effective date. The interest rate is 3% per annum for all ages in Washington State.

All such Premium payment adjustments will occur at the time of the Premium payment, unless the Premium payment is received during the first Contract Quarter. If the Premium payment is received during the first Contract Quarter, the adjustment to the GMDB Benefit Base for the Premium payment effectively occurs on the Issue Date, which lessens the impact a subsequent withdrawal may have on the GMDB Benefit Base. All withdrawal adjustments are made at the end of the Contract Year and on the date of receipt of due proof of death (after the calculation of this guaranteed minimum death benefit's charge). For total withdrawals up to 5% of the Roll-Up Component as of the previous Contract Anniversary (or the Issue Date, as applicable), the withdrawal adjustment is the dollar amount of the withdrawal (including any applicable charges and adjustments to such withdrawal). After processing any applicable dollar for dollar portion of the withdrawal, the withdrawal adjustment for total withdrawals in a Contract Year in excess of 5% of the Roll-Up Component as of the previous Contract Anniversary (or the Issue Date, as applicable) is the Roll-Up Component immediately prior to the excess withdrawal adjustment multiplied by the percentage reduction in the Contract Value attributable to the excess withdrawals (including any applicable charges and adjustments to such excess withdrawals). Withdrawals, particularly excess withdrawals, may prematurely reduce the value of this Roll-Up Component.

and (b) is the Highest Quarterly Anniversary Value Component, which is equal to the greatest of the adjusted quarterly Contract Values on the endorsement's effective date and on any Contract Quarterly Anniversary following the endorsement's effective date but prior to the Owner's 81st birthday. Each adjusted quarterly Contract Value is equal to:

•	The Contract Value on the endorsement's effective date or Contract Quarterly Anniversary, as applicable,

•	Less for any withdrawals subsequent to that date (including any applicable charges and adjustments for such withdrawals),

•	Plus any Premium paid (net of any applicable Premium taxes) subsequent to that date.

For the purposes of calculating the Highest Quarterly Anniversary Value Component, all adjustments will occur at the time of the withdrawal or Premium payment and all adjustments for amounts withdrawn will reduce the Highest Quarterly Anniversary Value Component in the same proportion that the Contract Value was reduced on the date of such withdrawal. Withdrawals may prematurely reduce the value of this Highest Quarterly Anniversary Value Component.

The step-up date is initially equal to the endorsement's effective date, and the step-up value is initially equal to: (a) the initial Premium paid (net of any applicable Premium taxes) if the endorsement's effective date is the Contract's Issue Date; or (b) the Contract Value, less any recapture charges, as of the endorsement's effective date if the effective date is after the Contract's Issue Date. If the Contract Value is greater than the GMDB Benefit Base upon the earlier of the 7th Contract Anniversary following the endorsement's effective date or the Contract Anniversary immediately preceding the Owner's (or oldest Joint Owner's) 81st birthday, the step-up date is set equal to that Contract Anniversary, and the step-up value is set equal to the Contract Value on that step-up date.

The GMDB Benefit Base is used only in connection with the determination of the guaranteed minimum death benefit, does not affect other endorsements, and is not reflective of the Contract Value. Additionally, please note that if you elect this endorsement, ownership changes are not allowed.

Unlike the basic death benefit, this optional death benefit may provide value on or after the Income Date, which is the date on which you begin receiving annuity payments. If the Income Date is before the Owner attains the age of 95, then this optional death benefit endorsement terminates and no death benefit is payable. However, if the Income Date is on the date the Owner attains age of 95 (the latest possible Income Date), then the death benefit amount is equal to the excess, if any, of (a) minus (b) where:

(a)	= the GMDB Benefit Base on the Income Date; and

(b)	= the Contract Value on the Income Date.

If there is a death benefit amount on or after the Income Date, it will be payable to the Beneficiary when due proof of the Owner's death is received by the Company in Good Order. If the Owner is not deceased as of the date that the final annuity payment under the elected income option is due, the death benefit amount will be payable in a lump sum to the Owner along with the final annuity payment.

Combination 6% Roll-up and Highest Quarterly Anniversary Value Death Benefit, changes your basic death benefit during the accumulation phase of your Contract to the greatest of:

(a)	your Contract Value as of the end of the Business Day on which we receive all required documentation from your Beneficiary; or

(b)	total Net Premiums since your Contract was issued; or

(c)	your GMDB Benefit Base.

PLEASE NOTE: EFFECTIVE APRIL 30, 2012, THE COMBINATION 6% ROLL-UP AND HIGHEST QUARTERLY ANNIVERSARY VALUE DEATH BENEFIT ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

The GMDB Benefit Base for the Combination 6% Roll-up and Highest Quarterly Anniversary Value Death Benefit will be determined as of the end of any Business Day and is equal to the greater of (a) or (b):

(a) is the Roll-Up Component which is equal to:

•	The step-up value on the most recent step-up date,

•	Plus any Premium paid (net of any applicable Premium taxes) subsequent to the determination of the step-up value,

•	Less any withdrawal adjustments for withdrawals taken subsequent to the determination of the step-up value,

compounded at an annual interest rate of 6% from the step-up date until the Contract Anniversary immediately preceding the Owner's (or oldest Joint Owner's) 81st birthday.

However, the interest rate is 5% per annum if you are 70 years old or older on the endorsement's effective date. The interest rate is 3% per annum for all ages in Washington State.

All such Premium payment adjustments will occur at the time of the Premium payment, unless the Premium payment is received during the first Contract Quarter. If the Premium payment is received during the first Contract Quarter, the adjustment to the GMDB Benefit Base for the Premium payment effectively occurs on the Issue Date, which lessens the impact a subsequent withdrawal may have on the GMDB Benefit Base. All withdrawal adjustments are made at the end of the Contract Year and on the date of receipt of due proof of death (after the calculation of this guaranteed minimum death benefit's charge). For total withdrawals up to 6% of the Roll-Up Component as of the previous Contract Anniversary (or the Issue Date, as applicable), the withdrawal adjustment is the dollar amount of the withdrawal (including any applicable charges and adjustments to such withdrawal). After processing any applicable dollar for dollar portion of the withdrawal, the withdrawal adjustment for total withdrawals in a Contract Year in excess of 6% of the Roll-Up Component as of the previous Contract Anniversary (or the Issue Date, as applicable) is the Roll-Up Component immediately prior to the excess withdrawal adjustment multiplied by the percentage reduction in the Contract Value attributable to the excess withdrawals (including any applicable charges and adjustments to such excess withdrawals). Withdrawals, particularly excess withdrawals, may prematurely reduce the value of this Roll-Up Component.

and (b) is the Highest Quarterly Anniversary Value Component, which is equal to the greatest of the adjusted quarterly Contract Values on the endorsement's effective date and on any Contract Quarterly Anniversary following the endorsement's effective date but prior to the Owner's 81st birthday. Each adjusted quarterly Contract Value is equal to:

•	The Contract Value on the endorsement's effective date or Contract Quarterly Anniversary, as applicable,

•	Less for any withdrawals subsequent to that date (including any applicable charges and adjustments for such withdrawals),

•	Plus any Premium paid (net of any applicable Premium taxes) subsequent to that date.

For the purposes of calculating the Highest Quarterly Anniversary Value Component, all adjustments will occur at the time of the withdrawal or Premium payment and all adjustments for amounts withdrawn will reduce the Highest Quarterly Anniversary Value Component in the same proportion that the Contract Value was reduced on the date of such withdrawal. Withdrawals may prematurely reduce the value of this Highest Quarterly Anniversary Value Component.

The step-up date is initially equal to the endorsement's effective date, and the step-up value is initially equal to: (a) the initial Premium paid (net of any applicable Premium taxes) if the endorsement's effective date is the Contract's Issue Date; or (b) the Contract Value, less any recapture charges, as of the endorsement's effective date if the effective date is after the Contract's Issue Date. If the Contract Value is greater than the GMDB Benefit Base upon the earlier of the 7th Contract Anniversary following the endorsement's effective date or the Contract Anniversary immediately preceding the Owner's (or oldest Joint Owner's) 81st birthday, the step-up date is set equal to that Contract Anniversary, and the step-up value is set equal to the Contract Value on that step-up date.

The GMDB Benefit Base is used only in connection with the determination of the guaranteed minimum death benefit, does not affect other endorsements, and is not reflective of the Contract Value. Additionally, please note that if you elect this endorsement, ownership changes are not allowed.

Unlike the basic death benefit, this optional death benefit may provide value on or after the Income Date, which is the date on which you begin receiving annuity payments. If the Income Date is before the Owner attains the age of 95, then this optional death benefit endorsement terminates and no death benefit is payable. However, if the Income Date is on the date the Owner attains age of 95 (the latest possible Income Date), then the death benefit amount is equal to the excess, if any, of (a) minus (b) where:

(a)	= the GMDB Benefit Base on the Income Date; and

(b)	= the Contract Value on the Income Date.

If there is a death benefit amount on or after the Income Date, it will be payable to the Beneficiary when due proof of the Owner's death is received by the Company in Good Order. If the Owner is not deceased as of the date that the final annuity payment under the elected income option is due, the death benefit amount will be payable in a lump sum to the Owner along with the final annuity payment.

LifeGuard Freedom Flex DB, if elected, replaces your basic death benefit and is the only death benefit during the accumulation phase of your Contract. The LifeGuard Freedom Flex DB is the greater of:

(a)	The Contract's Basic Death Benefit (see the description above); or

(b)	The GMWB Death Benefit, as calculated under this death benefit.

The LifeGuard Freedom Flex DB is only available currently at issue and in conjunction with the purchase of the 6% Bonus and Annual Step-Up combination of LifeGuard Freedom Flex GMWB (the “LifeGuard Freedom Flex 6% Bonus and Annual Step-Ups Option”) and only if the Owner is 35 to 67 (70 for endorsements issued before April 29, 2013) years of age on the date that the endorsement is issued in connection with the Contract. At election, the GMWB Death Benefit equals the LifeGuard Freedom Flex 6% Bonus and Annual Step-Ups Guaranteed Withdrawal Balance (GWB). When purchased at Contract issuance, the GWB is your initial Premium payment, net of any applicable Premium taxes, plus (for endorsements issued before April 29, 2013) any Contract Enhancements on the Premium payments.

At the time of a partial withdrawal, if the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the greater of (1) LifeGuard Freedom Flex 6% Bonus and Annual Step-Ups Option Guaranteed Annual Withdrawal Amount (GAWA) or (2) the required minimum distribution (RMD) under the Internal Revenue Code (for certain tax-qualified Contracts), the GMWB Death Benefit will be unchanged. If a partial withdrawal plus all prior partial withdrawals made in the current Contract Year exceeds the greater of the GAWA or the RMD, the excess withdrawal is defined to be the lesser of (1) the amount of the partial withdrawal or (2) the amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD; and the GMWB Death Benefit is reduced in the same proportion as the Contract Value is reduced for the excess withdrawal. Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit and may lead to its premature termination.

With each subsequent Premium received after this endorsement is effective, the GMWB Death Benefit is recalculated to equal the GMWB Death Benefit prior to the Premium payment plus the amount of the Premium payment, net of any applicable Premium taxes, plus (for endorsements issued before April 29, 2013) any Contract Enhancement, subject to a maximum of $5,000,000.

In addition, on the 7th Contract Anniversary following the effective date of the endorsement, the GMWB Death Benefit will automatically step up to the Contract Value if the Contract Value is greater than the GMWB Death Benefit, subject to a maximum of $5,000,000.

The GMWB Death Benefit is not adjusted upon step-up of the LifeGuard Freedom Flex 6% Bonus and Annual Step-Ups GWB, the application of the GWB adjustment or the application of any bonus. The GMWB Death Benefit will terminate on the date the Contract Value equals zero.

Upon continuation of the Contract by a spousal Beneficiary, the surviving spouse may elect to terminate LifeGuard Freedom Flex 6% Bonus and Annual Step-Ups, in which case the GMWB death benefit will be included in the calculation of the continuation adjustment (the amount by which the death benefit that would have been payable exceeds the Contract Value). If the spouse does not make such an election, the endorsement, including the death benefit thereunder, will continue in accordance with its terms, but the GMWB death benefit will not be included in the continuation adjustment.

For more information about how the LifeGuard Freedom Flex 6% Bonus and Annual Step-Ups works, including how the GWB and GAWA are calculated, please see “LifeGuard Freedom Flex GMWB” beginning on page 118.

Unlike the basic death benefit, LifeGuard Freedom Flex 6% Bonus and Annual Step-Ups may provide a death benefit on or after the Income Date, which is the date on which you begin receiving annuity payments. If the Income Date is before the Owner attains the age of 95, then this endorsement terminates and no death benefit under the endorsement is payable. However, if the Income Date is on the date the Owner attains age of 95 (the latest possible Income Date) and one of the following income options is elected, then the corresponding death benefit is payable:

•
Life Income of the GAWA. If this income option is elected, the death benefit payable to the Beneficiary when due proof of the Owner’s (or either joint Owner’s) death is received by the Company in Good Order is equal to the GMWB Death Benefit as of the Income Date.

•
Specified Period Income of the GAWA. If this income option is elected, the death benefit payable to the Beneficiary when due proof of the Owner’s (or either joint Owner’s) death is received by the Company in Good Order is equal to the GMWB Death Benefit as of the Income Date.

If, under this income option, no Owner is deceased as of the date that the final payment of the remaining GWB is due, the death benefit will be payable in a lump sum to the Owner(s) along with the remaining GWB.

•
Life Income. If this income option is elected and the Owner is the Annuitant or is a non-natural person, the death benefit payable to the Beneficiary when due proof of the Annuitant’s death is received by the Company in Good Order is equal to the excess, if any, of (a) minus (b) where:

(a)	= the GMWB Death Benefit on the Income Date; and

(b)	= the Contract Value on the Income Date.

•
Joint and Survivor. If this income option is elected and the Owner is the Annuitant or is a non-natural person, the death benefit payable to the Beneficiary when due proof of the survivor payee’s death is received by the Company in Good Order is equal to the excess, if any, of (a) minus (b) where:

(a)	= the GMWB Death Benefit on the Income Date; and

(b)	= the Contract Value on the Income Date.

•
Life Annuity With at Least 120 Monthly Payments. If this income option is elected and the Owner is the Annuitant or is a non-natural person, the death benefit payable to the Beneficiary when due proof of the Annuitant’s death is received by the Company in Good Order is equal to the excess, if any, of (a) minus (b) where:

(a)	= the GMWB Death Benefit on the Income Date; and

(b)	= the Contract Value on the Income Date.

The death benefits under the Income Options vary depending on which Income Option you select. Either the GMWB Death Benefit calculation, described above, with or without any remaining GWB, or the excess of the GMWB Death Benefit calculation over the Contract Value is payable. Each is computed on the Income Date. For more information on these Income Options, see “LifeGuard Freedom Flex GMWB – Annuitization” beginning on page 127, and “Income Options” beginning on page 148.”

Payout Options. The basic death benefit and the optional death benefits can be paid under one of the following payout options:

•	single lump-sum payment; or

•	payment of entire death benefit within 5 years of the date of death; or

•
payment of the entire death benefit under an income option over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy; or payment of a portion of the death benefit under an income option over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy, with the balance of the death benefit payable to the Beneficiary. Any portion of the death benefit not applied under an income option within one year of the Owner's death, however, must be paid within five years of the date of the Owner's death.

Under these payout options, the Beneficiary may also elect to receive additional lump sums at any time. The receipt of any additional lump sums will reduce the future income payments to the Beneficiary.

Unless the Beneficiary chooses to receive the entire death benefit in a single sum, the Beneficiary must elect a payout option within the 60-day period beginning with the date we receive proof of death and payments must begin within one year of the date of death. If the Beneficiary chooses to receive some or all of the death benefit in a single sum and all the necessary requirements are met, we will pay the death benefit within seven days. If your Beneficiary is your spouse, he/she may elect to continue the Contract, at the current Contract Value, in his/her own name. For more information, please see “Special Spousal Continuation Option” below.

Pre-Selected Payout Options. As Owner, you may also make a predetermined selection of the death benefit payout option if your death occurs before the Income Date. However, at the time of your death, we may modify the death benefit option if the death benefit you selected exceeds the life expectancy of the Beneficiary. If this Pre-selected Death Benefit Option Election is in force at the time of your death, the payment of the death benefit may not be postponed, nor can the Contract be continued under any other provisions of this Contract. This restriction applies even if the Beneficiary is your spouse, unless such restriction is prohibited by the Internal Revenue Code. If the Beneficiary does not submit the required documentation for the death benefit to us within one year of your death, however, the death benefit must be paid, in a single lump sum, within five years of your death. The Pre-selected Death Benefit Option may not be available in your state.

Special Spousal Continuation Option. If your spouse is the Beneficiary and elects to continue the Contract in his or her own name after your death, pursuant to the Special Spousal Continuation Option, no death benefit will be paid at that time. Moreover, except as described below, we will contribute to the Contract a continuation adjustment, which is the amount by which the death benefit that would have been payable exceeds the Contract Value. A continuation adjustment will not be made if your Contract includes the LifeGuard Freedom Flex DB and your spouse continues that benefit after your death. We calculate the continuation adjustment amount using the Contract Value and death benefit as of the date we receive completed forms and due proof of death from the Beneficiary of record and the spousal Beneficiary's written request to continue the Contract (the “Continuation Date”). We will add this amount to the Contract based on the current allocation instructions at the time of your death, subject to any minimum allocation restrictions, unless we receive other allocation instructions from your spouse. The Special Spousal Continuation Option may not be available in your state. See your financial advisor for information regarding the availability of the Special Spousal Continuation Option.

If your spouse continues the Contract in his/her own name under the Special Spousal Continuation Option, the new Contract Value will be considered the initial Premium for purposes of determining any future death benefit including any Earnings Protection Benefit under the Contract. The age of the surviving spouse at the time of the continuation of the Contract will be used to determine all benefits under the Contract prospectively, so the death benefit may be at a different level.

If your spouse elects to continue the Contract, your spouse, as new Owner, cannot terminate many of the optional benefits you elected. However, your spouse may then terminate the Earnings Protection Benefit and no further Earnings Protection Benefit charges will be deducted and no Earnings Protection Benefit will be paid upon your spouse's death. Any GMWB will also terminate upon your death (and no further GMWB charges will be deducted), unless your spouse is eligible for the benefit and elects to continue the Contract. Some GMWBs may be terminated by your spouse on the Continuation Date. For more information, please see the respective GMWB subsections in this prospectus. Any optional Guaranteed Minimum Death Benefit will continue for your spouse unless your spouse chooses to remove it, or (except for LifeGuard Freedom Flex DB) your spouse is age 80 or older at the time of continuation.

Unless your spouse discontinues the Earnings Protection Benefit on the Continuation Date, charges for the benefit will be deducted even though no Earnings Protection Benefit will apply if your spouse is 76 or older when the Contract is continued.

The Special Spousal Continuation Option is available to elect one time on the Contract. However, if you have elected the Pre-selected Death Benefit Option the Contract cannot be continued under the Special Spousal Continuation Option, unless preventing continuation would be prohibited by the Internal Revenue Code. The Pre-selected Death Benefit Option may not be available in your state.

Death of Owner On or After the Income Date. If you or a joint Owner dies, and is not the Annuitant, on or after the Income Date, any remaining payments under the income option elected will continue at least as rapidly as under the method of distribution in effect at the date of death. If you die, the Beneficiary becomes the Owner. If the joint Owner dies, the surviving joint Owner, if any, will be the designated Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary. A contingent Beneficiary is entitled to receive payment only after the Beneficiary dies.

Death of Annuitant. If the Annuitant is not an Owner or joint Owner and dies before the Income Date, you can name a new Annuitant, subject to our underwriting rules. If you do not name a new Annuitant within 30 days of the death of the Annuitant, you will become the Annuitant. However, if the Owner is a non-natural person (for example, a corporation), then the death of the Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.

If the Annuitant dies on or after the Income Date, any remaining guaranteed payment will be paid to the Beneficiary as provided for in the income option selected. Any remaining guaranteed payment will be paid at least as rapidly as under the method of distribution in effect at the Annuitant's death.

TAXES

The following is only general information and is not intended as tax advice to any individual. Additional tax information is included in the SAI. You should consult your own tax adviser as to how these general rules will apply to you if you purchase a Contract.

CONTRACT OWNER TAXATION

Tax-Qualified and Non-Qualified Contracts. If you purchase your Contract as a part of a tax-qualified plan such as an Individual Retirement Annuity (IRA), Tax-Sheltered Annuity (sometimes referred to as a 403(b) Contract), or pension or profit-sharing plan (including a 401(k) Plan or H.R. 10 Plan) your Contract will be what is referred to as a tax-qualified contract. Tax deferral under a tax-qualified contract arises under the specific provisions of the Internal Revenue Code (Code) governing the tax-qualified plan, so a tax-qualified contract should be purchased only for the features and benefits other than tax deferral that are available under a tax-qualified contract, and not for the purpose of obtaining tax deferral. You should consult your own adviser regarding these features and benefits of the Contract prior to purchasing a tax-qualified contract.

If you do not purchase your Contract as a part of any tax-qualified pension plan, specially sponsored program or an individual retirement annuity, your Contract will be what is referred to as a non-qualified contract.

The amount of your tax liability on the earnings under and the amounts received from either a tax-qualified or a non-qualified Contract will vary depending on the specific tax rules applicable to your Contract and your particular circumstances.

Non-Qualified Contracts – General Taxation. Increases in the value of a non-qualified Contract attributable to undistributed earnings are generally not taxable to the Contract Owner or the Annuitant until a distribution (either a withdrawal, including withdrawals under any GMWB you may elect, or an income payment) is made from the Contract. This tax deferral is generally not available under a non-qualified Contract owned by a non-natural person (e.g., a corporation or certain other entities other than a trust holding the Contract as an agent for a natural person). Loans based on a non-qualified Contract are treated as distributions.

Non-Qualified Contracts – Aggregation of Contracts. For purposes of determining the taxability of a distribution, the Code provides that all non-qualified contracts issued by us (or an affiliate) to you during any calendar year must be treated as one annuity contract. Additional rules may be promulgated under this Code provision to prevent avoidance of its effect through the ownership of serial contracts or otherwise.

Non-Qualified Contracts – Withdrawals and Income Payments. Any withdrawal from a non-qualified Contract, including withdrawals under any GMWB you may elect, is taxable as ordinary income to the extent it does not exceed the accumulated earnings under the Contract. In contrast, a part of each income payment under a non-qualified Contract is generally treated as a non-taxable return of Premium. The balance of each income payment is taxable as ordinary income. The amounts of the taxable and non-taxable portions of each income payment are determined based on the amount of the investment in the Contract and the length of the period over which income payments are to be made. Income payments received after all of your investment in the Contract is recovered are fully taxable as ordinary income. Additional information is provided in the SAI.

The Code also imposes a 10% penalty on certain taxable amounts received under a non-qualified Contract. This penalty tax will not apply to any amounts:

•	paid on or after the date you reach age 59 1/2;

•	paid to your Beneficiary after you die;

•	paid if you become totally disabled (as that term is defined in the Code);

•
paid in a series of substantially equal periodic payments made annually (or more frequently) for your life (or life expectancy) or for a period not exceeding the joint lives (or joint life expectancies) of you and your Beneficiary;

•	paid under an immediate annuity; or

•	which come from Premiums made prior to August 14, 1982.

Beginning in 2013, the taxable portion of distributions from a non-qualified annuity Contract will be considered investment income for purposes of the new Medicare tax on investment income. As a result, a 3.8% tax will generally apply to some or all of the taxable portion of distributions to individuals whose modified adjusted gross income exceeds certain threshold amounts. These levels are $200,000 in the case of single taxpayers, $250,000 in the case of married taxpayers filing joint returns, and $125,000 in the case of married taxpayers filing separately. Owners should consult their own tax advisers for more information.

Non-Qualified Contracts – Required Distributions. In order to be treated as an annuity contract for federal income tax purposes, the Code requires any nonqualified contract issued after January 18, 1985 to provide that (a) if an owner dies on or after the annuity starting date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and (b) if an owner dies prior to the annuity starting date, the entire interest in the contract must be distributed within five years after the date of the owner's death.

The requirements of (b) above can be considered satisfied if any portion of the Owner's interest which is payable to or for the benefit of a “designated beneficiary” is distributed over the life of such beneficiary or over a period not extending beyond the life expectancy of that beneficiary and such distributions begin within one year of that Owner's death. The Owner's “designated beneficiary,” who must be a natural person, is the person designated by such Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death. However, if the Owner's “designated beneficiary” is the surviving spouse of the Owner, the contract may be continued with the surviving spouse as the new Owner.

Tax-Qualified Contracts – Withdrawals and Income Payments. The Code imposes limits on loans, withdrawals, and income payments under tax-qualified Contracts. The Code also imposes required minimum distributions for tax-qualified Contracts and a 10% penalty on certain taxable amounts received prematurely under a tax-qualified Contract. These limits, required minimum distributions, tax penalties and the tax computation rules are summarized in the SAI. Any withdrawals under a tax-qualified Contract, including withdrawals under any GMWB you may elect, will be taxable except to the extent they are allocable to an investment in the Contract (any after-tax contributions). In most cases, there will be little or no investment in the Contract for a tax-qualified Contract because contributions will have been made on a pre-tax or tax-deductible basis.

Withdrawals – Tax-Sheltered Annuities. The Code limits the withdrawal of amounts attributable to purchase payments made under a salary reduction agreement from Tax-Sheltered Annuities. Withdrawals can only be made when an Owner:

•	reaches age 59 1/2;

•	leaves his/her job;

•	dies;

•	becomes disabled (as that term is defined in the Code); or

•	experiences hardship. However, in the case of hardship, the Owner can only withdraw the Premium and not any earnings.

Withdrawals – Roth IRAs. Subject to certain limitations, individuals may also purchase a type of non-deductible IRA annuity known as a Roth IRA annuity. Qualified distributions from Roth IRA annuities are entirely federal income tax free. A qualified distribution requires that the individual has held the Roth IRA annuity for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on account of the individual's death or disability, or as a qualified first-time home purchase, subject to $10,000 lifetime maximum, for the individual, or for a spouse, child, grandchild or ancestor.

Constructive Withdrawals – Investment Adviser Fees. Withdrawals from non-qualified Contracts for the payment of investment adviser fees will be considered taxable distributions from the Contract. In a series of Private Letter Rulings, however, the

Internal Revenue Service has held that the payment of investment adviser fees from a tax-qualified Contract need not be considered a distribution for income tax purposes. Under the facts in these Rulings:

•	there was a written agreement providing for payments of the fees solely from the annuity Contract,

•	the Contract Owner had no liability for the fees, and

•	the fees were paid solely from the annuity Contract to the adviser.

Death Benefits. None of the death benefits paid under the Contract to the Beneficiary will be tax-exempt life insurance benefits. The rules governing the taxation of payments from an annuity Contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate or gift taxes may also apply.

IRS Approval. The Contract and all death benefit riders attached thereto have been approved by the IRS for use as an Individual Retirement Annuity prototype.

Assignment. An assignment of your Contract will generally be a taxable event. Assignments of a tax-qualified Contract may also be limited by the Code and the Employee Retirement Income Security Act of 1974, as amended. These limits are summarized in the SAI. You should consult your tax adviser prior to making any assignment of your Contract.

Diversification. The Code provides that the underlying investments for a non-qualified variable annuity must satisfy certain diversification requirements in order to be treated as an annuity Contract. We believe that the underlying investments are being managed so as to comply with these requirements. A fuller discussion of the diversification requirements is contained in the SAI.

Owner Control. In a Revenue Ruling issued in 2003, the Internal Revenue Service (IRS) considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the Contract Owners could exercise over the investment assets held by the insurance company under these variable contracts was not sufficient to cause the Contract Owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under the Contract, like the contracts described in the Revenue Ruling, there will be no arrangement, plan, contract or agreement between the Contract Owner and Jackson regarding the availability of a particular investment option and other than the Contract Owner's right to allocate Premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts will be made by the insurance company or an advisor in its sole and absolute discretion.

The Contract will differ from the contracts described in the Revenue Ruling, in two respects. The first difference is that the contract in the Revenue Ruling provided only 12 investment options with the insurance company having the ability to add an additional 8 options whereas a Contract currently offers 124 Investment Divisions and at least one Fixed Account Option, and, if more than 99 options are offered, a Contract Owner's Contract Value can be allocated to no more than 99 variable and fixed options at any one time. The second difference is that the owner of a contract in the Revenue Ruling could only make one transfer per 30-day period without a fee whereas during the accumulation phase, a Contract Owner will be permitted to make up to 25 transfers in any one year without a charge.

The Revenue Ruling states that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. Jackson does not believe that the differences between the Contract and the contracts described in the Revenue Ruling with respect to the number of investment choices and the number of investment transfers that can be made under the contract without an additional charge should prevent the holding in the Revenue Ruling from applying to the Owner of a Contract. At this time, however, it cannot be determined whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance. We reserve the right to modify the Contract to the extent required to maintain favorable tax treatment.

Withholding. In general, the income portion of distributions from a Contract are subject to 10% federal income tax withholding and the income portion of income payments are subject to withholding at the same rate as wages unless you elect not to have tax withheld. Some states have enacted similar rules. Different rules may apply to payments delivered outside the United States.

Eligible rollover distributions from a Contract issued under certain types of tax-qualified plans will be subject to federal tax withholding at a mandatory 20% rate unless the distribution is made as a direct rollover to a tax-qualified plan or to an individual retirement account or annuity.

The Code generally allows the rollover of most distributions to and from tax-qualified plans, tax-sheltered annuities, Individual Retirement Annuities and eligible deferred compensation plans of state or local governments. Distributions which may not be rolled over are those which are:

(a)
one of a series of substantially equal annual (or more frequent) payments made (a) over the life or life expectancy of the employee, (b) the joint lives or joint life expectancies of the employee and the employee's beneficiary, or (c) for a specified period of ten years or more;

(b)	a required minimum distribution; or

(c)	a hardship withdrawal.

JACKSON TAXATION

We will pay company income taxes on the taxable corporate earnings created by this separate account product adjusted for various permissible deductions and certain tax benefits discussed below. While we may consider company income tax liabilities and tax benefits when pricing our products, we do not currently include our income tax liabilities in the charges you pay under the Contract. We will periodically review the issue of charging for these taxes and may impose a charge in the future. (We do impose a so-called “Federal (DAC) Tax Charge” under variable life insurance policies, but the “Federal (DAC) Tax Charge” merely compensates us for the required deferral of acquisition cost and does not constitute company income taxes.)

In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including separate account assets that are treated as company assets under applicable income tax law. These benefits reduce our overall corporate income tax liability. Under current law, such benefits may include dividends received deductions and foreign tax credits which can be material. We do not pass these benefits through to the separate accounts, principally because: (i) the great bulk of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the separate account receives; (ii) product owners are not the owners of the assets generating the benefits under applicable income tax law; and (iii) while we impose a so-called “Federal (DAC) Tax Charge” under variable life insurance policies, we do not currently include company income taxes in the charges owners pay under the products.

OTHER INFORMATION

Dollar Cost Averaging. If the amount allocated to the Investment Divisions plus the amount allocated to a Fixed Account Option is at least $15,000, you can arrange to have a dollar amount or percentage of money periodically transferred automatically into the Investment Divisions and other Fixed Account Options (if currently available) (each a "Designated Option") from the one-year Fixed Account Option or any of the Investment Divisions (each a “Source Option”). If we impose any transfer restrictions on the one-year Fixed Account Option as discussed in numbered paragraphs 1-4 under “Transfers and Frequent Transfer Restrictions,” then (i) the one-year Fixed Account Option can be used as a Source Option for Dollar Cost Averaging only with respect to new Premiums that are allocated to that Source Option, (ii) only a twelve-month Dollar Cost Averaging period may be selected, (iii) transfers out of the one-year Fixed Account Option pursuant to such Dollar Cost Averaging will not count against the maximum amount limitations we have imposed on transfers out of the one-year Fixed Account Option and (iv) transfers from that Source Option other than such scheduled transfers will not be permitted.

To the extent that Fixed Account Options are not available or are otherwise restricted from being a Dollar Cost Averaging Source Option or Designated Option, Dollar Cost Averaging will be exclusively from or to the Investment Divisions. In the case of transfers from the one-year Fixed Account Option or Investment Divisions with a less volatile unit value to the Investment Divisions, Dollar Cost Averaging can let you pay a lower average cost per unit over time than you would receive if you made a one-time purchase. Transfers from the more volatile Investment Divisions may not result in lower average costs and such Investment Divisions may not be an appropriate source of dollar cost averaging transfers in volatile markets.

There is no charge for Dollar Cost Averaging. You may cancel your Dollar Cost Averaging program using whatever methods you use to change your allocation instructions. You should consult with your Jackson representative with respect to the current availability of Dollar Cost Averaging. Certain restrictions may apply.

Dollar Cost Averaging Plus (DCA+). The DCA+ Fixed Account Option is a “source account” designed for dollar cost averaging transfers to Investment Divisions or systematic transfers to other Fixed Account Options. A Contract Value of $15,000 is required to participate. From time to time, we will offer special enhanced interest rates on the DCA+ Fixed Account Option. If a DCA+ Fixed Account Option is selected, monies in the DCA+ Fixed Account Option will be systematically transferred to the Investment Divisions or other Fixed Account Options chosen over a DCA+ term of either twelve months or six months, as you select.

Transfers out of the DCA+ Fixed Account Option other than the automatic DCA+ transfers can be made only if you discontinue use of the DCA+ Fixed Account Option. If we impose any transfer restrictions on the one-year Fixed Account Option as discussed in numbered paragraphs 1-4 under “Transfers and Frequent Transfer Restrictions,” then (i) you may not discontinue the DCA+ Fixed Account Option or otherwise transfer or withdraw any amounts from the DCA+ Fixed Account Option, but (ii) automatic transfers pursuant to DCA+ will not count against any maximum amount limitations we have imposed on transfers out of the one-year Fixed Account Option.

There is no charge for DCA+. You may cancel your DCA+ program using whatever methods you use to change your allocation instructions. You should consult your Jackson representative with respect to the current availability of the Fixed Account Options and the availability of DCA+. Certain restrictions may apply.

Earnings Sweep. You can choose to move your earnings from the source accounts (only applicable from the one-year Fixed Account Option, if currently available, and the Money Market Investment Division). Earnings Sweep may only be added within 30 days of the issue date of your Contract.

There is no charge for Earnings Sweep. You may cancel your Earnings Sweep program using whatever methods you use to change your allocation instructions. You should consult with your Jackson representative with respect to the current availability of Earnings Sweep. Certain restrictions may apply.

Rebalancing. You can arrange to have us automatically reallocate your Contract Value among Investment Divisions and the one-year Fixed Account Option (if currently available) periodically to maintain your selected allocation percentages. Rebalancing will terminate if your rebalancing program includes the one-year Fixed Account Option and (i) we impose any transfer restrictions on the one-year Fixed Account Option as discussed in numbered paragraphs 1-4 under “Transfers and Frequent Transfer Restrictions” or (ii) we exercise our right to require that any Premiums allocated to the one-year Fixed Account Option be automatically transferred out of that option over a period of time that we specify. In that case, however, you could re-elect automatic rebalancing without the one-year Fixed Account Option. Rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing Investment Divisions.

There is no charge for Rebalancing. You may cancel your Rebalancing program using whatever methods you use to change your allocation instructions. You should consult with your Jackson representative with respect to the current availability of Rebalancing. Certain restrictions may apply.

Free Look. You may return your Contract to the selling agent or us within ten days (or longer if required by your state) after receiving it. We will return

•	the Contract Value, plus

•	any fees (other than asset-based fees) and expenses deducted from the Premiums, minus

•	any applicable Contract Enhancement recapture charges.

We will determine the Contract Value in the Investment Divisions as of the date we receive the Contract (subject to state variations). We will return Premium payments where required by law. We will pay the applicable free look proceeds within seven days of a request in Good Order. If a Purchase Payment made by personal check or electronic draft is received within the five days preceding a free look request, we may delay payment of the free look proceeds up to seven days after the date of the request, to ensure the check or electronic draft is not returned due to insufficient funds. In some states, we are required to hold the Premiums of a senior citizen in the Fixed Account during the free look period, unless we are specifically directed to allocate the Premiums to the Investment Divisions. State laws vary; your free look rights will depend on the laws of the state in which you purchased the Contract.

Advertising. From time to time, we may advertise several types of performance of the Investment Divisions.

•	Total return is the overall change in the value of an investment in an Investment Division over a given period of time.

•	Standardized average annual total return is calculated in accordance with SEC guidelines.

•
Non-standardized total return may be for periods other than those required by, or may otherwise differ from, standardized average annual total return. For example, if a Fund has been in existence longer than the Investment Division, we may show non-standardized performance for periods that begin on the inception date of the Fund, rather than the inception date of the Investment Division.

•	Yield refers to the income generated by an investment over a given period of time.

Performance will be calculated by determining the percentage change in the value of an Accumulation Unit by dividing the increase (decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. Performance will reflect the deduction of the mortality and expense risk and administration charges and may reflect the deduction of the annual contract maintenance and withdrawal charges, but will not reflect charges for optional features except in performance data used in sales materials that promote those optional features. The deduction of withdrawal charges and/or the charges for optional features would reduce the percentage increase or make greater any percentage decrease.

Restrictions Under the Texas Optional Retirement Program (ORP). Contracts issued to participants in ORP contain restrictions required under the Texas Administrative Code. In accordance with those restrictions, a participant in ORP will not be permitted to make withdrawals prior to such participant's retirement, death, attainment of age 70 1/2 or termination of employment in a Texas public institution of higher education. The restrictions on withdrawal do not apply in the event a participant in ORP transfers the Contract Value to another approved contract or vendor during the period of ORP participation. These requirements will apply to any other jurisdiction with comparable requirements.

Modification of Your Contract. Only our President, Vice President, Secretary or Assistant Secretary may approve a change to or waive a provision of your Contract. Any change or waiver must be in writing. We may change the terms of your Contract without your consent in order to comply with changes in applicable law, or otherwise as we deem necessary.

Confirmation of Transactions. We will send you a written statement confirming that a financial transaction, such as a Premium payment, withdrawal, or transfer has been completed. This confirmation statement will provide details about the transaction. Certain transactions which are made on a periodic or systematic basis will be confirmed in a quarterly statement only.

It is important that you carefully review the information contained in the statements that confirm your transactions. If you believe an error has occurred you must notify us in writing within 30 days of receipt of the statement so we can make any appropriate adjustments. If we do not receive notice of any such potential error, we may not be responsible for correcting the error.

Legal Proceedings. Jackson and its subsidiaries are defendants in class actions and a number of civil proceedings arising in the ordinary course of business and otherwise . We do not believe at the present time that any pending action or proceeding will have a material adverse effect upon the Separate Account, Jackson’s ability to meet its obligations under the Contracts, or Jackson National Life Distributors LLC’s ability to perform its contract with the Separate Account.

TABLE OF CONTENTS OF
THE STATEMENT OF ADDITIONAL INFORMATION

General Information and History
Services
Purchase of Securities Being Offered
Underwriters
Calculation of Performance
Additional Tax Information
Annuity Provisions
Net Investment Factor
Condensed Financial Information
Financial Statements of the Separate Account
Financial Statements of Jackson

APPENDIX A

TRADEMARKS, SERVICE MARKS, AND RELATED DISCLOSURES

“JNL®,” “Jackson National®,” “Jackson®,” “Jackson of NY®” and “Jackson National Life Insurance Company of New York®” are trademarks of Jackson National Life Insurance Company®.

The “S&P 500 Index,” “S&P MidCap 400 Index,” “S&P SmallCap 600 Index,” “Dow Jones Industrial Average,” and “The Dow 10,” “Dow Jones Brookfield Global Infrastructure Index,” “STANDARD & POOR’S®,” “S&P®,” “S&P 500®,” “S&P MIDCAP 400 Index®,” “STANDARD & POOR’S MIDCAP 400 Index®,” “S&P SmallCap 600 Index®,” “STANDARD & POOR’S 500®,” “S&P Composite 1500 Growth Index,” and “S&P Composite 1500 Value Index” (collectively, the “Indices”) are products of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and has been licensed for use by Jackson National Life Insurance Company (“Jackson”). “Dow Jones®”, “Dow Jones Industrial Average”, “DJIA®”, “The Dow®” and “The Dow® 10” are service and/or trademarks of Dow Jones Trademark Holdings, LLC (“Dow Jones”) and have been licensed to SPDJI and have been sub-licensed for use for certain purposes by Jackson National Life Insurance Company® (“Jackson”).

The Dow Jones Brookfield Global Infrastructure Index is calculated by SPDJI pursuant to an agreement with Brookfield Redding, Inc. (together with its affiliates, “Brookfield”) and has been licensed for use. Standard & Poor’s®, S&P® and S&P 500®, S&P MidCap 400® and S&P SmallCap 600® are registered trademarks of Standard & Poor’s Financial Services LLC; Brookfield® is a registered trademark of Brookfield Asset Management, Inc.; and the foregoing trademarks have been licensed by SPDJI for use.

The JNL/Mellon Capital S&P ® SMid 60 Fund, JNL/Mellon Capital JNL 5 Fund, JNL/Mellon Capital S&P 500 Index Fund, JNL/Mellon S&P 400 MidCap Index Fund, JNL/Mellon Capital Small Cap Index Fund, JNL/Mellon Capital Dow SM Index Fund, JNL/Brookfield Global Infrastructure and MLP Fund, JNL/Mellon Capital S&P 1500 Growth Index Fund, and JNL/Mellon Capital S&P 1500 Value Index Fund (collectively, the “Products”) are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, Standard & Poor’s Financial Services LLC, Brookfield or any of their respective affiliates (collectively, “S&P Dow Jones Indices”).

S&P Dow Jones Indices makes no representation or warranty, express or implied, to the owners of the Products or any member of the public regarding the advisability of investing in securities generally or in the Products particularly or the ability of the Indices to track general market performance. S&P Dow Jones Indices’ only relationship to Jackson with respect to the Indices or the Products is the licensing of the Indices and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The Indices are determined, composed and calculated by S&P Dow Jones Indices without regard to Jackson or the Products. S&P Dow Jones Indices have no obligation to take the needs of Jackson or the owners of the Products into consideration in determining, composing or calculating the Indices. S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices, and amount of the Products or the timing of the issuance or sale of the Products in the determination or calculation of the equation by which the Products are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of the Products. There is no assurance that investment products based on the Indices will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment adviser. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice . Notwithstanding the foregoing, CME Group Inc. and its affiliates may independently issue and/or sponsor financial products unrelated to Products currently being issued by Jackson, but which may be similar to and competitive with Products. In addition, CME Group Inc. and its affiliates may trade financial products which are linked to the performance of the Index.

Dow Jones, SPDJI and their respective affiliates do not:

•	Sponsor, endorse, sell or promote the Products.

•	Recommend that any person invest in the Products.

•	Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the Products.

•	Have any responsibility or liability for the administration, management or marketing of the Products.

•	Consider the needs of the Products or the owners of the Products in determining, composing or calculating the Indexes or have any obligation to do so.

Dow Jones, SPDJI and their respective affiliates will not have any liability in connection with the Products. Specifically,
• Dow Jones, SPDJI and their respective affiliates do not make any warranty, express or implied, and Dow Jones, SPDJI and their respective affiliates disclaim any warranty about:

• The results to be obtained by the Products, the owners of the Products or any other person in connection with the use of the DJIA and the data included in the Indexes;
• The accuracy or completeness of the Indexes and its data;
• The merchantability and the fitness for a particular purpose or use of the Indexes and its data;
• Dow Jones, SPDJI and/or their respective affiliates will have no liability for any errors, omissions or interruptions in the Indexes or its data;
•    Under no circumstances will Dow Jones, SPDJI and/or their respective affiliates be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if they know that they might occur.

The licensing agreement relating to the use of the Indexes and trademarks referred to above by Jackson and SPDJI is solely for the benefit of the Products and not for any other third parties.

S&P DOW JONES INDICES DO NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDICES OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS IN CALCULATING THE INDICES. S&P DOW JONES INDICES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY JACKSON OR OWNERS OF THE PRODUCTS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDICES OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND JACKSON, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

SPDR® is a registered trademark of Standard & Poor’s Financial Services LLC.

The following applies to the JNL/S&P Managed Growth Fund, JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Aggressive Growth Fund, JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P Total Yield Fund, JNL/S&P Intrinsic Value Fund, JNL/S&P Mid 3 Fund and JNL/S&P 4 Fund.

STANDARD & POOR’S®, S&P®, S&P 500®, and S&P MIDCAP 400® are registered trademarks of S&P Global Market Intelligence Inc. or its affiliates and have been licensed for use by Jackson National Life Insurance Company. Standard & Poor’s Investment Advisory Services LLC (“SPIAS”) is a part of S&P Global Market Intelligence. Certain portfolios herein are sub-advised by SPIAS, a registered investment adviser and a wholly owned subsidiary of S&P Global Inc. SPIAS does not provide advice to underlying clients of the firms to which it provides services. SPIAS does not act as a “fiduciary” or as an “investment manager,” as defined under ERISA, to any investor. SPIAS is not responsible for client suitability.

Programs and products of the firms to which SPIAS provides services are not endorsed, sold or promoted by SPIAS and its affiliates, and SPIAS and its affiliates make no representation regarding the advisability of investing in those programs and products. With respect to the asset allocations and investments recommended by SPIAS in this document, investors should realize that such information is provided to Jackson National Asset Management, LLC only as a general recommendation. There is no agreement or understanding whatsoever that SPIAS will provide individualized advice to any investor. The underlying funds of the JNL/S&P 4 Fund are sub-advised by SPIAS. SPIAS does not sub-advise the JNL/S&P 4 Fund. SPIAS does not take into account any information about any investor or any investor’s assets when providing investment advisory services to firms to which SPIAS provides services. SPIAS does not have any discretionary authority or control with respect to purchasing or selling securities or making other investments. Individual investors should ultimately rely on their own judgment and/or the judgment of a representative in making their investment decisions.

SPIAS and its affiliates (collectively, S&P Global) and any third-party providers, as well as their directors, officers, shareholders, employees or agents (collectively S&P Global Parties) do not guarantee the accuracy, completeness, timeliness or availability of the Content. S&P Global Parties are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, for the results obtained from the use of the Content, or for the security or maintenance of any data input by the user. The Content is provided on an “as is” basis. S&P GLOBAL PARTIES DISCLAIM ANY AND ALL EXPRESS OR IMPLIED WARRANTIES, INCLUDING, BUT NOT LIMITED TO, ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, FREEDOM FROM BUGS, SOFTWARE ERRORS OR DEFECTS, THAT THE CONTENT’S FUNCTIONING WILL BE UNINTERRUPTED OR THAT

THE CONTENT WILL OPERATE WITH ANY SOFTWARE OR HARDWARE CONFIGURATION. In no event shall S&P Global Parties be liable to any party for any direct, indirect, incidental, exemplary, compensatory, punitive, special or consequential damages, costs, expenses, legal fees, or losses (including, without limitation, lost income or lost profits and opportunity costs or losses caused by negligence) in connection with any use of the Content even if advised of the possibility of such damages.

While SPIAS has obtained information from sources it believes to be reliable, SPIAS does not perform an audit and undertakes no duty of due diligence or independent verification of any information it receives.

S&P Global keeps certain activities of its divisions separate from each other in order to preserve the independence and objectivity of their respective activities. As a result, certain divisions of S&P Global may have information that is not available to other S&P Global divisions. S&P Global has established policies and procedures to maintain the confidentiality of certain non-public information received in connection with each analytical process.

S&P Global Ratings does not contribute to or participate in the provision of investment advice. S&P Global Ratings may receive compensation for its ratings and certain analyses, normally from issuers or underwriters of securities or from obligors. S&P Global reserves the right to disseminate its opinions and analyses. S&P Global's public ratings and analyses are made available on its Web sites, www.standardandpoors.com (free of charge), and www.ratingsdirect.com and www.globalcreditportal.com (subscription), and may be distributed through other means, including via S&P Global publications and third-party redistributors. Additional information about our ratings fees is available at www.standardandpoors.com/usratingsfees.

S&P Global Market Intelligence and its affiliates provide a wide range of services to, or relating to, many organizations, including issuers of securities, investment advisers, broker-dealers, investment banks, other financial institutions and financial intermediaries, and accordingly may receive fees or other economic benefits from those organizations, including organizations whose securities or services they may recommend, rate, include in model portfolios, evaluate or otherwise address. SPIAS may consider research and other information from affiliates in making its investment recommendations.

The investment policies of certain model portfolios specifically state that among the information SPIAS will consider in evaluating a security are the credit ratings assigned by S&P Global Ratings. SPIAS does not consider the ratings assigned by other credit rating agencies. Credit rating criteria and scales may differ among credit rating agencies. Ratings assigned by other credit rating agencies may reflect more or less favorable opinions of creditworthiness than ratings assigned by S&P Global Ratings.

The Funds are not sponsored, endorsed, sold or promoted by S&P and its affiliates and S&P and its affiliates make no representation regarding the advisability of investing in the Funds.

Goldman Sachs is a registered service mark of Goldman, Sachs & Co.

DoubleLine is a registered service mark of DoubleLine Capital LP.

The Product(s) is not sponsored, endorsed, sold or promoted by The Nasdaq Stock Market, Inc. (including its affiliates) (Nasdaq, with its affiliates, are referred to as the Corporations). The Corporations have not passed on the legality or suitability of or the accuracy or adequacy of descriptions and disclosures relating to the Product(s). The Corporations make no representation or warranty, express or implied to the Owners of the Product(s) or any member of the public regarding the advisability of investing in securities generally or in the Product(s) particularly, or the ability of the Nasdaq-100 Index® to track general stock market performance. The Corporations’ only relationship to Jackson (Licensee) is in the licensing of the Nasdaq-100®, Nasdaq-100 Index® and Nasdaq® trademarks or service marks, and certain trade names of the Corporations and the use of the Nasdaq-100 Index® which is determined, composed and calculated by Nasdaq without regard to Licensee or the Product(s). Nasdaq has no obligation to take the needs of the Licensee or the Owners of the Product(s) into consideration in determining, composing or calculating the Nasdaq-100 Index®. The Corporations are not responsible for and have not participated in the determination of the timing of, prices at or quantities of the Product(s) to be issued or in the determination or calculation of the equation by which the Product(s) is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Product(s).

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100 INDEX® OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT(S) OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100 INDEX® OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100 INDEX® OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

“The Nasdaq-100®,” “Nasdaq-100 Index®,” “Nasdaq Stock Market®” and “Nasdaq®” are trade or service marks of The Nasdaq, Inc. (which with its affiliates are the “Corporations”) and have been licensed for use by Jackson. The Corporations have not passed on the legality or suitability of the JNL/Mellon Capital Nasdaq ® 100 Index Fund. The JNL/Mellon Capital Nasdaq ® 100 Index Fund is not issued, endorsed, sponsored, managed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE JNL/MELLON CAPITAL NASDAQ ® 100 INDEX FUND.

THE FOLLOWING APPLIES TO THE JNL MULTI-MANAGER MID CAP FUND, THE JNL MULTI-MANAGER SMALL CAP GROWTH FUND, THE JNL MULTI-MANAGER SMALL CAP VALUE FUND, THE JNL/AQR LARGE CAP RELAXED CONSTRAINT U.S. EQUITY FUND, THE JNL/BLACKROCK GLOBAL ALLOCATION FUND, THE JNL/BLACKROCK LARGE CAP SELECT GROWTH FUND, THE JNL/DFA U.S. CORE EQUITY FUND, THE JNL/INVESCO MID CAP VALUE FUND, THE JNL/INVESCO SMALL CAP GROWTH FUND, THE JNL/JPMORGAN MIDCAP GROWTH FUND, THE JNL/MFS MID CAP VALUE FUND, THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, THE JNL/MELLON CAPITAL MSCI KLD 400 SOCIAL INDEX FUND, THE JNL/MELLON CAPITAL CONSUMER STAPLES SECTOR FUND, THE JNL/MELLON CAPITAL MATERIALS SECTOR FUND, THE JNL/MELLON CAPITAL INDUSTRIALS SECTOR FUND, THE JNL/MELLON CAPITAL REAL ESTATE SECTOR FUND, THE JNL/MELLON CAPITAL MSCI WORLD INDEX FUND, THE JNL/MELLON CAPITAL TELECOMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL CONSUMER DISCRETIONARY SECTOR FUND, THE JNL/MELLON CAPITAL FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL ENERGY SECTOR FUND OR THE JNL/MELLON CAPITAL INFORMATION TECHNOLOGY SECTOR FUND, THE JNL/PPM AMERICA MID CAP VALUE FUND, THE JNL/T. ROWE PRICE ESTABLISHED GROWTH FUND, THE JNL/T. ROWE PRICE MID-CAP GROWTH FUND, THE JNL/T. ROWE PRICE VALUE FUND, AND THE JNL/WMC VALUE FUND (COLLECTIVELY, THE “JNL FUNDS”).

THE JNL FUNDS ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MSCI INC. ("MSCI"), ANY OF ITS AFFILIATES, ANY OF ITS INFORMATION PROVIDERS OR ANY OTHER THIRD PARTY INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING ANY MSCI INDEX (COLLECTIVELY, THE "MSCI PARTIES"). THE MSCI INDEXES ARE THE EXCLUSIVE PROPERTY OF MSCI. MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI OR ITS AFFILIATES AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY JACKSON NATIONAL ASSET MANAGEMENT, LLC. NONE OF THE MSCI PARTIES MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE ISSUER OR OWNERS OF THE JNL FUNDS OR ANY OTHER PERSON OR ENTITY REGARDING THE ADVISABILITY OF INVESTING IN FUNDS GENERALLY OR IN THE JNL FUNDS PARTICULARLY OR THE ABILITY OF ANY MSCI INDEX TO TRACK CORRESPONDING STOCK MARKET PERFORMANCE. MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES AND OF THE MSCI INDEXES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY MSCI WITHOUT REGARD TO THE JNL FUNDS OR THE ISSUER OR OWNERS OF THE JNL FUNDS OR ANY OTHER PERSON OR ENTITY. NONE OF THE MSCI PARTIES HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE ISSUER OR OWNERS OF THE JNL FUNDS OR ANY OTHER PERSON OR ENTITY INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE MSCI INDEXES. NONE OF THE MSCI PARTIES IS RESPONSIBLE FOR OR HAS PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THE JNL FUNDS TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY OR THE CONSIDERATION INTO WHICH THE JNL FUNDS IS REDEEMABLE. FURTHER, NONE OF THE MSCI PARTIES HAS ANY OBLIGATION OR LIABILITY TO THE ISSUER OR OWNERS OF THE JNL FUNDS OR ANY OTHER PERSON OR ENTITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR OFFERING OF THE JNL FUNDS.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN.

NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THE JNL FUNDS, OWNERS OF THE JNL FUNDS, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Barclays Capital Inc. and its affiliates ("Barclays") is not the issuer or producer of JNL/DoubleLine® Shiller Enhanced CAPE® Fund and Barclays has no responsibilities, obligations or duties to investors in JNL/DoubleLine Shiller Enhanced CAPE Fund. The Shiller Barclays CAPE™ US Sector ER USD Index is a trademark owned by Barclays Bank PLC and licensed for use by JNL Series Trust ("JNLST") as the Issuer of JNL/DoubleLine Shiller Enhanced CAPE Fund. Barclays only relationship with the Issuer in respect of Shiller Barclays CAPE US Sector ER USD Index is the licensing of the Shiller Barclays CAPE US Sector ER USD Index which is determined, composed and calculated by Barclays without regard to the Issuer or the JNL/DoubleLine Shiller Enhanced CAPE Fund or the owners of the JNL/DoubleLine Shiller Enhanced CAPE Fund. Additionally, JNLST or JNL/DoubleLine Shiller Enhanced CAPE Fund may for itself execute transaction(s) with Barclays in or relating to the Shiller Barclays CAPE US Sector ER USD Index in connection with JNL/DoubleLine Shiller Enhanced CAPE Fund investors acquire JNL/DoubleLine Shiller Enhanced CAPE Fund from JNLST and investors neither acquire any interest in Shiller Barclays CAPE US Sector ER USD Index nor enter into any relationship of any kind whatsoever with Barclays upon making an investment in JNL/DoubleLine Shiller Enhanced CAPE Fund. The JNL/DoubleLine Shiller Enhanced CAPE Fund is not sponsored, endorsed, sold or promoted by Barclays. Barclays does not make any representation or warranty, express or implied regarding the advisability of investing in the JNL/DoubleLine Shiller Enhanced CAPE Fund or the advisability of investing in securities generally or the ability of the Shiller Barclays CAPE US Sector ER USD Index to track corresponding or relative market performance. Barclays has not passed on the legality or suitability of the JNL/DoubleLine Shiller Enhanced CAPE Fund with respect to any person or entity. Barclays is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the JNL/DoubleLine Shiller Enhanced CAPE Fund to be issued. Barclays has no obligation to take the needs of the Issuer or the owners of the JNL/DoubleLine Shiller Enhanced CAPE Fund or any other third party into consideration in determining, composing or calculating the Shiller Barclays CAPE US Sector ER USD Index Barclays has no obligation or liability in connection with administration, marketing or trading of the JNL/DoubleLine Shiller Enhanced CAPE Fund.

The licensing agreement between JNLST and Barclays is solely for the benefit of JNLST and Barclays and not for the benefit of the owners of the JNL/DoubleLine Shiller Enhanced CAPE Fund, investors or other third parties.

BARCLAYS SHALL HAVE NO LIABILITY TO THE ISSUER, INVESTORS OR TO OTHER THIRD PARTIES FOR THE QUALITY, ACCURACY AND/OR COMPLETENESS OF THE Shiller Barclays CAPE US Sector ER USD Index OR ANY DATA INCLUDED THEREIN OR FOR INTERRUPTIONS IN THE DELIVERY OF THE Shiller Barclays CAPE US Sector ER USD Index. BARCLAYS MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER, THE INVESTORS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE Shiller Barclays CAPE US Sector ER USD Index OR ANY DATA INCLUDED THEREIN. BARCLAYS MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE Shiller Barclays CAPE US Sector ER USD Index OR ANY DATA INCLUDED THEREIN. BARCLAYS RESERVES THE RIGHT TO CHANGE THE METHODS OF CALCULATION OR PUBLICATION, OR TO CEASE THE CALCULATION OR PUBLICATION OF THE Shiller Barclays CAPE US Sector ER USD Index, AND BARCLAYS SHALL NOT BE LIABLE FOR ANY MISCALCULATION OF OR ANY INCORRECT, DELAYED OR INTERRUPTED PUBLICATION WITH RESPECT TO ANY OF THE Shiller Barclays CAPE US Sector ER USD Index BARCLAYS SHALL NOT BE LIABLE FOR ANY DAMAGES, INCLUDING, WITHOUT LIMITATION, ANY SPECIAL, INDIRECT OR CONSEQUENTIAL DAMAGES, OR ANY LOST PROFITS AND EVEN IF ADVISED OF THE POSSIBILITY OF SUCH, RESULTING FROM THE USE OF THE Shiller Barclays CAPE US Sector ER USD Index OR ANY DATA INCLUDED THEREIN OR WITH RESPECT TO THE JNL/DOUBLELINE SHILLER ENHANCED CAPE FUND.

None of the information supplied by Barclays Bank PLC and used in this publication may be reproduced in any manner without the prior written permission of Barclays Capital, the investment banking division of Barclays Bank PLC. Barclays Bank PLC is registered in England No. 1026167. Registered office 1 Churchill Place London E l 4 5HP.

APPENDIX B

CONTRACT ENHANCEMENT RECAPTURE CHARGE PROSPECTUS EXAMPLES

Example 1 illustrates the application of the 4% Contract Enhancement endorsement to a Contract with a single Premium payment and the application of withdrawal charges (using the base withdrawal charge schedule) and recapture charges upon a partial withdrawal when earnings exceed 10% of Remaining Premium (and, therefore, there is no free withdrawal). This example assumes that the Contract is issued on October 1, 2012, and that the Contract Value grows to $128,837.76 by September 30, 2016. The Contract Owner requests that he or she be sent $100,000 on September 30, 2016. The Contract Value will have to be reduced by not only the $100,000, but also by the applicable Withdrawal Charge and Recapture Charge owed to us given the amount of Premium withdrawn that is subject to those charges, as illustrated below.

Example 1
10/1/2012 :	Contract Issue Date
$100,000.00 :	Premium
4.00% :	Contract Enhancement Percentage
$4,000.00 :	Contract Enhancement (Premium ($100,000) multiplied by the Contract Enhancement Percentage (4.00%))
6.00% :	Withdrawal Charge Percentage for Completed Year 3-4 (WC%)
2.50% :	Recapture Charge Percentage for Completed Year 3-4 (RC%)
2.50% :	Hypothetical Net Return

At end of Year 4
9/30/2016
$128,837.76 :	Contract Value at end of Year 4
$100,000.00 :	Net Withdrawal Amount (The amount requested to be sent.)

$28,837.76 :	Earnings (Contract Value ($128,837.76) less Premium ($100,000)), which are presumed to be withdrawn first and without charges.
$71,162.24 :	Net Withdrawal Amount requested ($100,000) minus Earnings ($28,837.76).
$77,772.94 :
Corresponding Premium. The amount to which the appropriate recapture charge percentage and withdrawal charge percentage are applied. This amount is determined by multiplying the Net Withdrawal Amount requested minus Earnings ($71,162.24) by a factor determined by the percentage amounts of the applicable charges. It is the actual amount of Premium that will need to be withdrawn to send the Contract Owner the Net Withdrawal Amount and apply the remainder to pay the charges to us. In this example, the corresponding Premium is specifically calculated as follows: $71,162.24 X (1/[1 – (6.00% + 2.50%)]) = $77,772.94. In this calculation, the 6.00% represents the WC%, and the 2.50% represents the RC%.

$100,000.00 :	Net Withdrawal Amount
$4,666.38 :	Withdrawal Charge: $77,772.94 multiplied by WC% (6.00%)
$1,944.32 :	Recapture Charge: $77,772.94 multiplied by RC% (2.50%)
$106,610.70 :
Total Withdrawal Amount (Net Withdrawal requested ($100,000.00) plus the Withdrawal Charge ($4,666.38) and the Recapture Charge ($1,944.32) that is imposed on the withdrawal of Premium) which is the total amount deducted from the Contract Value

$22,227.06 :	Contract Value after Total Withdrawal ($128,837.76 less $106,610.70)

Example 2 illustrates the application of the 4% Contract Enhancement endorsement to a Contract with multiple Premium payments and the application of withdrawal charges (using the base withdrawal charge schedule) and recapture charges upon a partial withdrawal when earnings do not exceed 10% of Remaining Premium. This example assumes that the Contract is issued on October 1, 2012, the Contract Owner makes an additional Premium payment of $100,000 on November 1, 2014, and that the Contract Value grows to $207,000 by December 15, 2014. The Contract Owner requests that he or she be sent $150,000 on December 15, 2014. The Contract Value will have to be reduced by not only the $150,000, but also by the applicable Withdrawal Charge and Recapture Charge owed to us given the amount of Premium withdrawn that is subject to those charges, as illustrated below. For purposes of the withdrawal charge and recapture charge, we treat withdrawals as coming first from earnings, which are withdrawn without withdrawal charges and recapture charges, and then from the oldest Remaining Premium, which will have the lowest withdrawal charges and recapture charges of any Premium remaining in the Contract.

Example 2
10/1/2012 :	Contract Issue Date
$100,000.00 :	Premium 1
4.00% :	Contract Enhancement Percentage
$4,000.00 :	Contract Enhancement (Premium ($100,000) multiplied by the Contract Enhancement Percentage (4.00%))
7.00% :	Withdrawal Charge Percentage for Completed Year 2-3 (WC%1)
2.50% :	Recapture Charge Percentage for Completed Year 2-3 (RC%1)

11/1/2014
$100,000.00 :	Premium 2 received in Contract Year 2-3
3.00% :	Contract Enhancement Percentage for Premium received in Contract Year 2-3
$3,000.00 :	Contract Enhancement (Premium ($100,000) multiplied by the Contract Enhancement Percentage (3.00%))
8.50% :	Withdrawal Charge Percentage for Completed Year 0-1 (since the receipt of the Premium) (WC%2)
2.50% :	Recapture Charge Percentage for Completed Year 0-1 (since the receipt of the Premium) (RC%2)
0.00% :	Hypothetical Net Return

12/15/2014
$207,000.00 :	Contract Value
$150,000.00 :	Net Withdrawal Amount (The amount requested to be sent.)

$7,000.00 :	Earnings (Contract Value ($207,000) less Premiums ($200,000)), which are presumed to be withdrawn first and without charges.
$13,000.00 :	Amount available for withdrawal under the free withdrawal provision [(Premium ($200,000) multiplied by 10%) less Earnings ($7,000)]
$130,000.00 :	Net Withdrawal Amount ($150,000) requested minus Earnings ($7,000) and minus the free withdrawal amount ($13,000)).

$100,000.00 :	Total Corresponding Premium 1, which is the oldest remaining Premium. All of this Premium must be withdrawn to meet the requested Net Withdrawal Amount.
$90,500.00 :
The amount of Premium 1 withdrawn after deducting the Withdrawal Charge and the Recapture Charge paid to us (Total Corresponding Premium 1 withdrawn ($100,000) less the Withdrawal Charge from Premium 1($100,000 multiplied by WC%1 (7.00%) equals $7,000) less the Recapture Charge from Premium 1 ($100,000 multiplied by RC%1 (2.50%) equals $2,500))

$39,500.00 :
Net withdrawal amount needed from Premium 2, which is equal to the Net Withdrawal Amount requested ($150,000), minus Earnings ($7,000), minus the free withdrawal amount ($13,000), and minus the amount withdrawn from Premium 1 after deducting the Withdrawal Charge and the Recapture Charge ($90,500)

$44,382.02 :
Total Corresponding Premium 2. The amount of Premium 2 to which the appropriate recapture charge percentage and withdrawal charge percentage are applied. This amount is determined by multiplying the net withdrawal amount needed from Premium 2 ($39,500) by a factor determined by the percentage amounts of the applicable charges. In this example, the corresponding Premium 2 is specifically calculated as follows: $39,500 X (1/[1 – (8.50% + 2.50%)]) = $44,382.02. In this calculation, the 8.50% represents the WC%2, and the 2.50% represents the RC%2.

$150,000.00 :	Net Withdrawal Amount
$7,000.00 :	Withdrawal Charge from Premium 1: $100,000 multiplied by WC%1 (7.00%)
$2,500.00 :	Recapture Charge from Premium 1: $100,000 multiplied by RC%1 (2.50%)
$3,772.47 :	Withdrawal Charge from Premium 2: $44,382.02 multiplied by WC%2 (8.50%)
$1,109.55 :	Recapture Charge from Premium 2: $44,382.02 multiplied by RC%2 (2.50%)
$164,382.02 :
Total Withdrawal Amount (Net Withdrawal requested ($150,000.00) plus the Withdrawal Charge ($7,000.00 plus $2,500.00 equals $9,500.00 in total Withdrawal Charges) and the Recapture Charge ($3,772.47 plus $1,109.55 equals $4,882.02 in total Recapture Charges) that is imposed on the withdrawal of Premium) which is the total amount deducted from the Contract Value)

$42,617.98 :	Contract Value after Total Withdrawal ($207,000.00 less $164,382.02)

Example 3 illustrates the application of the 4% Contract Enhancement endorsement to a Contract with a single Premium payment and the application of recapture charges when a contract is annuitized and the corresponding Income Date is within the recapture charge schedule (please see the Recapture Charge Schedule(s) beginning on page 41 of this prospectus). This example assumes that the Contract is issued on October 1, 2012, and that the Contract Value grows to $128,837.76 by September 30, 2016. The Contract Owner requests to annuitize his or her Contract and the Income Date is September 30, 2016.

Example 3
10/1/2012 :	Contract Issue Date
$100,000.00 :	Premium
4.00% :	Contract Enhancement Percentage
$4,000.00 :	Contract Enhancement (Premium ($100,000) multiplied by the Contract Enhancement Percentage (4.00%))
2.50% :	Recapture Charge Percentage for Completed Year 3-4 (RC%)
5.50% :	Hypothetical Net Return

At end of Year 4
9/30/2016 :	Income Date
$128,837.76 :	Contract Value at end of Year 4
$2500.00 :	Recapture Charge when the Income Date is at the end of Year 4: Premium ($100,000) multiplied by RC% (2.50%)
$126,337.76 :	Contract Value to be annuitized (Contract Value less Recapture Charge on the Income Date)

APPENDIX C

FINANCIAL INSTITUTION SUPPORT

Below is a complete list of Financial Institutions that received marketing and distribution and/or administrative support in 2017 from the Distributor and/or Jackson in relation to the sale of Jackson and Jackson of NY variable insurance products.

1st Global Capital Corporation	Buckman, Buckman & Reid, Inc.	D. A. Davidson & Company
Advisory Group Equity Services, Ltd.	Cabot Lodge Securities LLC	D.H. Hill Securities, LLP
Allegheny Investments, Ltd.	Cadaret, Grant & Co., Inc.	Davenport & Company, LLC
Allegiance Capital, LLC	Calton & Associates, Inc.	David A. Noyes & Co
Allegis Investment Services	Cambridge Investment Research, Inc.	Davinci Capital Management Inc.
Allen & Company of Florida, Inc.	Camden Financial Services	Dempsey Lord Smith, LLC
American Capital Partners, LLC	Cantella & Company, Inc.	DFPG Investments, Inc.
American Equity Investment Corp.	Cape Securities, Inc.	Dominion Investor Services
American Independent Securities Group, LLC	Capfinancial Securities, Inc.	Duncan Williams, Inc.
	Capital Financial Services	Edward Jones & Company
American Portfolios Financial Services, Inc.	Capital Investment Group, Inc.	Emerson Equity LLC
	Capital One Investing, LLC	Equity Services, Inc.
Ameriprise Advisor Services, Inc.	Capitol Securities Management, Inc.	Essex Financial Services, Inc.
Ameritas Investment Corporation	Centaurus Financial, Inc.	Essex Securities
Arete Wealth Management, LLC	Center Street Securities, Inc.	Feltl and Company
Arque Capital, Ltd.	Century Securities & Associates, Inc.	Fifth Third Securities
Arvest Asset Management	Ceros Financial Services, Inc.	Financial Services International Corporation
Associated Investment Services	Cetera Advisor Networks, LLC
Aurora Capital, LLC	Cetera Advisors, LLC	First Allied Securities, Inc.
Ausdal Financial Partners, Inc.	Cetera Financial Specialists, LLC	First Brokerage America, LLC
Avalon Investment & Securities Group, Inc.	Cetera Investment Services, LLC	First Citizens Investor Services
	CFD Investments, Inc.	First Financial Equity Corporation
AXA Advisors, LLC	Chelsea Financial Services	First Heartland Capital, Inc.
B. B. Graham & Co., Inc.	Citigroup Global Markets, Inc.	First Kentucky Securities Corporation
B.C. Ziegler & Company	Citizens Investment Services	First Western Advisors
BancWest Investment Services, Inc.	Citizens Securities, Inc.	First Western Securities, Inc.
Bankers Life Securities, Inc.	Client One Securities, LLC	Foresters Equity Services, Inc.
BB&T Investment Services, Inc.	Coastal Equities, Inc.	Fortune Financial Services, Inc.
BB&T Securities LLC	Coburn & Meredith, Inc.	Founders Financial Securities, LLC
BBVA Compass Investment Solutions, Inc.	Commonwealth Financial Network	FSC Securities Corporation
BCG Securities, Inc.	Community America Financial Solutions, LLC	FTB Advisors, Inc.
Beaconsfield Financial Services		G. W. Sherwold Associates, Inc.
Benjamin F Edwards & Company	Compass Securities Corp.	G.A. Repple and Company
Berthel, Fisher & Company Financial Services	Comprehensive Asset Management and Servicing, Inc.	G.F. Investment Services, LLC
Garden State Securities
BMO Harris Financial Advisers, Inc.	Concorde Investment Services, LLC	Geneos Wealth Management, Inc.
BOK Financial Securities, Inc.	Coordinated Capital Securities, Inc.	Girard Securities, Inc.
Broker Dealer Financial Services Corporation	CoreCap Investments Inc.	Globalink Securities, Inc.
	Country Capital Management Company	GLP Investment Services, LLC
Brokers International Financial Services, LLC	Crescent Securities Group	GLS & Associates, Inc.
	Crown Capital Securities, L.P.	Gradient Securities, LLC
Brooklight Place Securities	CUNA Brokerage Services, Inc.	GWN Securities, Inc.
Bruce A. Lefavi Securities, Inc.	CUSO Financial Services, Inc.	H Beck, Inc.
Bruderman Brothers	Cutter & Company	H.D. Vest Investment Securities, Inc.

Halliday Financial, LLC	Legend Equities Corporation	Northwestern Mutual Investment Services, LLC
Hancock Investment Services LLC	Leigh Baldwin & Company
Hantz Financial Services	Liberty Group, LLC	NPB Financial Group, LLC
Harbor Financial Services, LLC	Liberty Partners Financial Services, LLC	NY Life Securities, Inc.
Harbour Investments, Inc.	LifeMark Securities Corporation	O.N. Equity Sales Company
Harger and Company, Inc.	Lincoln Douglas Investments, LLC	Oak Tree Securities, Inc.
Harvest Financial Corporation	Lincoln Financial Advisors Corporation	Omni Financial Securities, Inc.
Hazard & Siegel, Inc.	Lincoln Financial Securities Corporation	OneAmerica Securities, Inc.
Hefren-Tillotson, Inc.	Lincoln Investment Planning, Inc.	Oppenheimer & Company, Inc.
Hilltop Securities, Inc.	Lion Street Financial, LLC	Packerland Brokerage Services
Horace Mann Investors, Inc.	Lombard Securities	Paradigm Equities, Inc.
Hornor, Townsend & Kent, Inc.	Lowell & Company, Inc.	Park Avenue Securities, LLC
Huntington Investment Company	LPL Financial Services	Parkland Securities, LLC
Huntleigh Securities Corporation	Lucia Securities, LLC	Parsonex Securities, LLC
IBN Financial Services, Inc.	M Griffith Investment Services	Peak Brokerage Services
IFS Securities	M&T Securities, Inc.	PFA Security Asset Management, Inc.
IMS Securities, Inc.	M. Holdings Securities, Inc.	PlanMember Securities Corporation
Independence Capital Company	M.S. Howells & Co.	PNC Investments, LLC
Independent Financial Group, LLC	Mack Investment Securities, Inc.	Portfolio Resources Group, Inc.
Infinex Investments, Inc.	Madison Avenue Securities, Inc.	Principal Securities
Infinity Securities, Inc.	McDonald Partners, LLC	Private Client Services, LLC
Innovation Partners, LLC	Mercer Allied Company, LP	ProEquities, Inc.
Institutional Securities Corporation	Merrill Lynch	Prospera Financial Services, Inc.
InterCarolina Financial Services, Inc.	MetLife Securities, Inc.	Pruco Securities, LLC
International Assets Advisory, LLC	Michigan Securities, Inc.	Purshe Kaplan Sterling Investments
Intervest International, Inc.	Mid-Atlantic Capital Corporation	Questar Capital Corporation
INVEST Financial Corporation	Mid-Atlantic Securities, Inc.	Raymond James & Associates, Inc.
Investacorp, Inc.	Mischler Financial Group, Inc.	Raymond James Financial Services, Inc.
Investment Centers of America, Inc.	MML Investors Services, LLC	RBC Capital Markets Corporation
Investment Planners, Inc.	Moloney Securities Company, Inc.	Regulus Advisors, LLC
Investment Professionals, Inc.	Money Concepts Capital Corp.	Rhodes Securities, Inc.
Investors Capital Corporation	Moors & Cabot, Inc.	Robert W. Baird & Company, Inc.
J.W. Cole Financial, Inc.	Morgan Stanley	Royal Alliance Associates
James T Borello & Company	MSI Financial Services	SA Stone Wealth Management, Inc.
Janney, Montgomery Scott, LLC	Mutual of Omaha Investor Services, Inc.	Sagepoint Financial, Inc.
JJB Hilliard WL Lyons, LLC	Mutual Securities, Inc.	SANDLAPPER Securities, LLC
JP Morgan Securities	MWA Financial Services, Inc.	Santander Securities, LLC
K. W. Chambers & Company	National Planning Corporation	Saxony Securities, Inc.
Kalos Capital, Inc.	National Securities Corporation	SCF Securities, Inc.
KCD Financial, Inc.	Nations Financial Group, Inc.	Secure Planning, Inc.
Kestra Investment Services Inc./NFP Securities, Inc.	Nationwide Planning Associates	Securian Financial Services, Inc.
	Nationwide Securities, LLC	Securities America, Inc.
Key Investment Services	Navy Federal Brokerage Services, LLC	Securities Management & Research, Inc.
Kingsbury Capital, Inc.	NBC Securities, Inc.	Securities Service Network, Inc.
KMS Financial Services, Inc.	Newbridge Securities Corporation	Sigma Financial Corporation
Kovack Securities, Inc.	Next Financial Group, Inc.	Signal Securities, Inc.
L. M. Kohn & Company, Inc.	Niagara International Ltd.	Signator Investors, Inc.
Ladenburg Thalmann & Co. Inc	North Ridge Securities Corporation	Signature Securities Group Corporation
Lasalle St. Securities, LLC	Northeast Securities, Inc.	SII Investments, Inc.

Silver Oak Securities	Vorpahl Wing Securities
Simmons First Investment Group, Inc.	Voya Financial Advisors, Inc.
Sorrento Pacific Financial, LLC	Waddell & Reed, Inc.
Southeast Investments, N.C., Inc.	Wayne Hummer Investments, LLC
Spire Securities	Wedbush Securities, Inc.
St. Bernard Financial Services, Inc.	Weitzel Financial Services, Inc.
Sterling Monroe Securities, LLC	Wells Fargo Advisors, LLC
Sterne Agee Financial Services, Inc.	Wesbanco Securities, Inc.
Stifel Nicolaus & Company, Inc.	Wescom Financial Services, LLC
Summit Brokerage Services, Inc.	Western Equity Group
Summit Equities, Inc.	Western International Securities, Inc.
Sunbelt Securities, Inc.	Westport Capital Markets
SunTrust Investment Services, Inc.	WFG Investments, Inc.
SWBC Investment Services	Wiley Bros-Aintree Capital, LLC
SWS Financial Services, Inc.	Woodbury Financial Services, Inc.
Symphonic Securities, LLC	Woodmen Financial Services, Inc.
Synovus Securities, Inc.	World Capital Brokerage, Inc.
T.S. Phillips Investments, Inc.	World Equity Group, Inc.
Tandem Securities, Inc.	Wunderlich Securities, Inc.
Taylor Capital Management
TFS Securities, Inc.
The Investment Center, Inc.
The Leaders Group, Inc.
The O.N. Equity Sales Company
The Strategic Financial Alliance, Inc.
The Windmill Group
Thrasher & Chambers, Inc.
Thurston, Springer, Miller, Herd & Titak, Inc.

Titleist Asset Management, Ltd.
Transamerica Financial Advisors, Inc.
Triad Advisors, Inc.
Trustmont Financial Group, Inc.
UBS Financial Services, Inc.
Uhlmann Price Securities
Umpqua Investments, Inc.
UnionBanc Investment Services, LLC
United Brokerage Services, Inc.
United Planners Financial Services of America

US Bancorp Investments, Inc.
USA Financial Securities Corporation
USCA Securities LLC
Valic Financial Advisors, Inc.
ValMark Securities, Inc.
Vanderbilt Securities, LLC
Variable Investment Advisors, Inc.
Vision Brokerage Services, LLC

APPENDIX D

GMWB PROSPECTUS EXAMPLES
Unless otherwise specified, the following examples assume you elected a GMWB with a 5% benefit when you purchased your Contract, no other optional benefits were elected, your initial Premium payment was $100,000, your GAWA is greater than your RMD (if applicable) at the time a withdrawal is requested, all partial withdrawals requested include any applicable charges, no prior partial withdrawals have been made, and the bonus percentage (if applicable) is 7%. The examples also assume that the GMWB and any For Life Guarantee have not been terminated as described in the Access to Your Money section of this prospectus. If you elected a GMWB other than a GMWB with a 5% benefit, the examples will still apply, given that you replace the 5% in each of the GAWA calculations with the appropriate GAWA%. If you elected a GMWB with a bonus percentage other than 7%, the examples will still apply if you replace the 7% in each of the bonus calculations with the appropriate bonus percentage.

See Appendix E for examples regarding Jackson Select Protector GMWB, LifeGuard Freedom Flex GMWB, and LifeGuard Freedom Flex with Joint Option GMWB. See Appendix G for examples regarding LifeGuard Freedom 6 Net GMWB, LifeGuard Freedom 6 Net GMWB with Joint Option, and MarketGuard Stretch GMWB.

Example 1: This example demonstrates how GMWB values are set at election.

▪	Example 1a: If the GMWB is elected at issue:

s	Your initial GWB is $100,000, which is your initial Premium payment.

s	Your GAWA is $5,000, which is 5% of your initial GWB ($100,000*0.05 = $5,000).

s	If your endorsement includes an Earnings-Sensitive Adjustment, your initial GMWB Earnings Determination Baseline is $100,000, which is your initial Premium payment.

▪	Example 1b: If the GMWB is elected after issue (if permitted) when the Contract Value is $105,000:

s	Your initial GWB is $105,000, which is your Contract Value on the effective date of the endorsement.

s	Your GAWA is $5,250, which is 5% of your initial GWB ($105,000*0.05 = $5,250).

▪
Example 1c: If the GMWB is elected after issue (if permitted) or you convert to another GMWB, if permitted, when the Contract Value is $110,000 and your Contract includes a Contract Enhancement with a total Recapture Charge of $5,000 at the time the GMWB is elected or converted:

s
Your initial GWB in your new GMWB is $105,000, which is your Contract Value ($110,000) less the Recapture Charge ($5,000) on the effective date of the endorsement. If you converted your GMWB when the GWB for your former GMWB was $120,000 and the Contract Value less the Recapture Charge declined to $105,000 prior to the conversion date, the conversion to the new GMWB would result in a $15,000 reduction in the GWB.

s	Your GAWA is $5,250, which is 5% of your initial GWB ($105,000*0.05 = $5,250).

s	If your endorsement does not contain a varying benefit percentage, your GWB is not reduced by the Recapture Charge at the time the GMWB is elected or converted.

▪	Notes:

s	If your endorsement contains a varying benefit percentage:

–
Your GAWA% and GAWA are not determined until the earlier of the time of your first withdrawal, the date that your Contract Value reduces to zero, the date that the GMWB is continued by a spousal Beneficiary who is not a Covered Life, or upon election of a GMWB Income Option.

–
If your endorsement allows for re-determination of the GAWA%, your initial Benefit Determination Baseline (BDB) is set equal to your initial Premium payment if the endorsement is elected at issue or your Contract Value less any applicable Recapture Charge if the endorsement is elected after issuance of the Contract.

s	If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision, your bonus base is set equal to your GWB at the time of election.

s	If your endorsement includes a 200% Guaranteed Withdrawal Balance Adjustment provision, your initial 200% GWB adjustment is set equal to 200% times your initial GWB.

s
If your endorsement includes an Earnings-Sensitive Adjustment provision, your initial GMWB Earnings Determination Baseline is set equal to your initial Premium payment if the endorsement is elected at issue or your Contract Value less any applicable Recapture Charge if the endorsement is elected after issuance of the Contract.

Example 2: This example demonstrates how your GAWA% is determined. If your endorsement contains a varying benefit percentage, your GAWA% is determined on the earlier of the time of your first withdrawal, the date that your Contract Value reduces to zero, the date that the GMWB is continued by a spousal Beneficiary who is not a Covered Life, or upon election of the Life Income of a GMWB Income Option. Your GAWA% is set based upon your attained age at that time. Your initial GAWA is determined based on this GAWA% and the GWB at that time.

▪
If, at the time the GAWA% is determined, your GAWA% is 5% based on your attained age and your GWB is $100,000, your initial GAWA is $5,000, which is your GAWA% multiplied by your GWB at that time ($100,000 * 0.05 = $5,000).

▪	If your endorsement allows for re-determination of the GAWA%, your GAWA% will be re-determined based on your attained age if your Contract Value at the time of a step-up is greater than the BDB.

Example 3: This example demonstrates how upon payment of a subsequent Premium, GMWB values may be re-determined.

▪
Example 3a: This example demonstrates what happens if you make an additional Premium payment of $50,000, your GWB is $100,000 at the time of payment, and your Contract includes a Contract Enhancement provision which provides $2,500 to your contract at the time of the Premium Payment:

s
Your new GWB is $150,000, which is your GWB prior to the additional Premium payment ($100,000) plus your additional Premium payment ($50,000). Your GWB is subject to a maximum of $5,000,000 (see Example 3b).

–
If your endorsement does not contain a varying benefit percentage, your new GWB is $152,500, which is your GWB prior to the additional Premium payment ($100,000) plus your additional Premium payment ($50,000) plus the Contract Enhancement resulting from the Premium payment ($2,500). Your GWB is subject to a maximum of $5,000,000 (see Example 3b).

s	Your GAWA is $7,500, which is your GAWA prior to the additional Premium payment ($5,000) plus 5% of your additional Premium payment ($50,000*0.05 = $2,500).

–
If your endorsement does not contain a varying benefit percentage, your GAWA is $7,625, which is your GAWA prior to the additional Premium payment ($5,000) plus 5% of the amount of increase in your GWB resulting from the additional Premium payment.

s
If your endorsement includes an Earnings-Sensitive Adjustment and your GMWB Earnings Determination Baseline is $100,000 at the time of the additional Premium payment, your new GMWB Earnings Determination Baseline is $150,000, which is your GMWB Earnings Determination Baseline prior to the additional Premium payment ($100,000) plus your additional Premium payment ($50,000). Note that GMWB Earnings Determination Baseline is not subject to a maximum.

▪
Example 3b: This example demonstrates how GWB and GAWA are affected by the GWB $5,000,000 maximum, upon payment of a subsequent Premium. If you make an additional Premium payment of $100,000 and your GWB is $4,950,000 and your GAWA is $247,500 at the time of payment:

s	Your new GWB is $5,000,000, which is the maximum, since your GWB prior to the additional Premium payment ($4,950,000) plus your additional Premium payment ($100,000) exceeds the maximum of $5,000,000.

s	Your GAWA is $250,000, which is your GAWA prior to the additional Premium payment ($247,500) plus 5% of the allowable $50,000 increase in your GWB (($5,000,000 - $4,950,000)*0.05 = $2,500).

▪	Notes:

s	If your endorsement contains a varying benefit percentage:

–	Your GAWA is recalculated upon payment of an additional Premium (as described above) only if such payment occurs after your GAWA% has been determined.

–	If your endorsement allows for re-determination of the GAWA%, your BDB is increased by the Premium payment.

s	If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision, your bonus base is increased by the Premium payment, subject to a maximum of $5,000,000.

s	If your endorsement includes a 200% Guaranteed Withdrawal Balance Adjustment provision:

–
If the Premium payment occurs prior to the first Contract Anniversary following the effective date of the endorsement, your 200% GWB adjustment is increased by the Premium payment times 200%, subject to a maximum of $5,000,000. For example, if, as in Example 3a, you make an additional Premium payment of $50,000 prior to your first Contract Anniversary following the effective date of the endorsement, and your 200% GWB adjustment value before the additional Premium payment is $200,000, then the 200% GWB adjustment is increased by 200% of the additional Premium payment. The resulting 200% GWB adjustment is $200,000 + $100,000 = $300,000.

–
If the Premium payment occurs on or after the first Contract Anniversary following the effective date of the endorsement, your 200% GWB adjustment is increased by the Premium payment, subject to a maximum of $5,000,000. For example, if you make an additional Premium payment of $50,000 after your first Contract Anniversary following the effective date of the endorsement, and your 200% GWB adjustment value before the additional Premium payment is $200,000, then the 200% GWB adjustment is increased by 100% of the additional Premium payment. The resulting 200% GWB adjustment is $200,000 + $50,000 = $250,000.

s	If your endorsement includes a GMWB Death Benefit provision, your GMWB death benefit is increased by the Premium payment, subject to a maximum of $5,000,000.

s	If your endorsement includes an Earnings-Sensitive Adjustment provision, your GMWB Earnings Determination Baseline is increased by the Premium payment.

Example 4: This example demonstrates how GMWB values are re-determined upon withdrawal of the guaranteed amount (which is your GAWA for endorsements for non-qualified and qualified contracts that do not permit withdrawals in excess of the GAWA or which is the greater of your GAWA or your RMD for those GMWBs related to qualified contracts that permit withdrawals in excess of the GAWA to equal your RMD).

▪	Example 4a: This example demonstrates what happens if you withdraw an amount equal to your GAWA ($5,000) when your GWB is $100,000:

s	Your new GWB is $95,000, which is your GWB prior to the withdrawal ($100,000) less the amount of the withdrawal ($5,000).

s	Your GAWA for the next year remains $5,000, since you did not withdraw an amount that exceeds your GAWA.

s
If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($95,000 / $5,000 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪
Example 4b: This example demonstrates what happens if you withdraw an amount equal to your RMD ($7,500), which is greater than your GAWA ($5,000) when your GWB is $100,000 and the RMD provision is in effect for your endorsement:

s	Your new GWB is $92,500, which is your GWB prior to the withdrawal ($100,000) less the amount of the withdrawal ($7,500).

s	Your GAWA for the next year remains $5,000, since your withdrawal did not exceed the greater of your GAWA ($5,000) or your RMD ($7,500).

s
If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($92,500 / $5,000 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Notes:

s	If your endorsement allows for re-determination of the GAWA%, your BDB remains unchanged since the BDB is not adjusted for partial withdrawals.

s
If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision, your bonus base remains unchanged since the withdrawal did not exceed the guaranteed amount; however, no bonus will be applied to your GWB at the end of the Contract Year in which the withdrawal is taken.

s	If your endorsement includes a Guaranteed Withdrawal Balance Adjustment provision, your Guaranteed Withdrawal Balance Adjustment provision is terminated since a withdrawal is taken.

s
If your endorsement does not include a For Life Guarantee or if the For Life Guarantee is not in effect, and if your GAWA falls below your GWB at the end of your Contract Year, your GAWA will be adjusted to equal your GWB.

s
Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract. In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

s	If your endorsement includes an Earnings-Sensitive Adjustment provision:

–
The GMWB Earnings Determination Baseline will be reduced by the amount of the withdrawal in excess of GMWB Earnings. The GMWB Earnings Determination Baseline cannot be reduced below zero, however. See Example 13.

–
An Earnings-Sensitive Adjustment may apply to your withdrawal, which will allow you to withdraw additional amounts from your contract during that Contract Year without causing a proportional reduction of your GMWB. See Example 13a and 13 b.

Example 5: This example demonstrates how GMWB values are re-determined upon withdrawal of an amount that exceeds your guaranteed amount (as defined in Example 4).

▪	Example 5a: This example demonstrates what happens if you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $130,000 and your GWB is $100,000:

s	Your GWB is recalculated based on the type of endorsement you have elected and the effective date of the endorsement.

–
If your endorsement contains an annual step-up provision or if your endorsement does not contain an annual step-up provision, and is not a For Life GMWB, your new GWB is $91,200, which is your GWB reduced dollar for dollar for your GAWA, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [($100,000 - $5,000)*(1 - ($10,000 - $5,000) / ($130,000 - $5,000)) = $91,200].

s
Your GAWA is recalculated based on the type of endorsement you have elected. In addition, if you have elected a For Life GMWB, your For Life Guarantee may be impacted depending on the effective date of the endorsement.

–
If your endorsement contains an annual step-up provision or if your endorsement does not contain an annual step-up provision, and is not a For Life GMWB, your GAWA is recalculated to equal $4,800, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000 * (1 - ($10,000 - $5,000) / ($130,000 - $5,000)) = $4,800]. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($91,200 / $4,800 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Example 5b: This example demonstrates what happens if you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $105,000 and your GWB is $100,000:

s	Your GWB is recalculated based on the type of endorsement you have elected.

–
If your endorsement contains an annual step-up provision or if your endorsement does not contain an annual step-up provision, and is not a For Life GMWB, your new GWB is $90,250, which is your GWB reduced dollar for dollar for your GAWA, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [($100,000 - $5,000)*(1 - ($10,000 - $5,000) / ($105,000 - $5,000)) = $90,250].

s
Your GAWA is recalculated based on the type of endorsement you have elected and/or the effective date of the endorsement. In addition, if you have elected a For Life GMWB, your For Life Guarantee may be impacted depending on the effective date of the endorsement.

–
If your endorsement contains an annual step-up provision or if your endorsement does not contain an annual step-up provision, and is not a For Life GMWB, your GAWA is recalculated to equal $4,750, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000 * (1 - ($10,000 - $5,000)/($105,000 - $5,000)) = $4,750]. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($90,250 / $4,750 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Example 5c: This example demonstrates what happens if you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $55,000 and your GWB is $100,000:

s	Your GWB is recalculated based on the type of endorsement you have elected.

–
If your endorsement contains an annual step-up provision or if your endorsement does not contain an annual step-up provision, and is not a For Life GMWB, your new GWB is $85,500, which is your GWB reduced dollar for dollar for your GAWA, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [($100,000 - $5,000) * (1 - ($10,000 - $5,000) / ($55,000 - $5,000)) = $85,500].

s
Your GAWA is recalculated based on the type of endorsement you have elected and/or the effective date of the endorsement. In addition, if you have elected a For Life GMWB, your For Life Guarantee may be impacted depending on the effective date of the endorsement.

–
If your endorsement contains an annual step-up provision or if your endorsement does not contain an annual step-up provision, and is not a For Life GMWB, your GAWA is recalculated to equal $4,500, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000*(1-($10,000-$5,000)/($55,000 - $5,000))=$4,500]. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($85,500 / $4,500 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Notes:

s	If your endorsement contains a varying benefit percentage and allows for re-determination of your GAWA%, your BDB remains unchanged since the BDB is not adjusted for partial withdrawals.

s
If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision, your bonus base is recalculated to equal the lesser of 1) your bonus base prior to the withdrawal or 2) your GWB following the withdrawal. In addition, no bonus will be applied to your GWB at the end of the Contract Year in which the withdrawal is taken.

s	If your endorsement includes a Guaranteed Withdrawal Balance Adjustment provision, your Guaranteed Withdrawal Balance Adjustment provision is terminated since a withdrawal is taken.

s
If your endorsement does not include a For Life Guarantee or if the For Life Guarantee is not in effect, and if your GAWA falls below your GWB at the end of your Contract Year, your GAWA will be adjusted to equal your GWB.

s
Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract. In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

s	If your endorsement includes an Earnings-Sensitive Adjustment provision:

–
The GMWB Earnings Determination Baseline will be reduced by the amount of the withdrawal in excess of GMWB Earnings. The GMWB Earnings Determination Baseline cannot be reduced below zero, however. See Example 13.

–
Your GWB will be reduced dollar for dollar for up to the sum of the Earnings-Sensitive Adjustments during that Contract Year and the GAWA, and your GWB and GAWA will be reduced proportionally only for the portion of the withdrawal in excess of that amount. See Example 13c.

Example 6: This example illustrates how GMWB values are re-determined upon step-up. (This example only applies if your endorsement contains a step-up provision.)

▪	Example 6a: This example demonstrates what happens if at the time of step-up your Contract Value is $200,000, your GWB is $90,000, and your GAWA is $5,000:

s	Your new GWB is recalculated to equal $200,000, which is equal to your Contract Value.

s
If your GAWA% is not eligible for re-determination, your GAWA for the next year is recalculated to equal $10,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($200,000*0.05 = $10,000).

–
After step-up, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($200,000 / $10,000 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

s
However, if your GAWA% is eligible for re-determination and the step-up occurs after the initial determination of your GAWA%, the GAWA% will be re-determined based on your attained age (or the youngest Covered Life's attained age if your endorsement is a For Life GMWB with Joint Option) if your Contract Value at the time of the step-up is greater than your BDB.

–	If, in the example above, your BDB is $100,000 and the GAWA% at the applicable attained age is 6%:

•	Your GAWA% is set to 6%, since your Contract Value ($200,000) is greater than your BDB ($100,000).

•	Your GAWA is equal to $12,000, which is your new GWB multiplied by your new GAWA% ($200,000 * 0.06 = $12,000).

•	Your BDB is recalculated to equal $200,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value at the time of step-up ($200,000).

s
If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision your bonus base is $100,000 just prior to the step-up, your bonus base is recalculated to equal $200,000, which is the greater of 1) your bonus base prior to the step-up ($100,000) or 2) your GWB following the step-up ($200,000).

–
If your endorsement allows for the Bonus Period to re-start and you have not passed your Contract Anniversary immediately following your 80th birthday (or the youngest Covered Life's 80th birthday if your endorsement is a For Life GMWB with Joint Option), your Bonus Period will re-start since your bonus base has been increased due to the step-up.

▪	Example 6b: This example demonstrates what happens if at the time of step-up your Contract Value is $90,000, your GWB is $80,000, and your GAWA is $5,000:

s	Your new GWB is recalculated to equal $90,000, which is equal to your Contract Value.

s	Your GAWA for the next year remains $5,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($90,000*0.05 = $4,500).

–
After step-up, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 18 years to deplete your GWB ($90,000 / $5,000 per year = 18 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 18 years, provided that the withdrawals are taken prior to the Latest Income Date.

s
If your GAWA% is eligible for re-determination and the step-up occurs after the initial determination of your GAWA%, the GAWA% will be re-determined based on your attained age (or the youngest Covered Life's attained age if your endorsement is a For Life GMWB with Joint Option) if your Contract Value is greater than your BDB. However, in this case, it is assumed that your initial Premium is $100,000. Your BDB would not be less than $100,000, implying that this would not be an opportunity for a re-determination of the GAWA%. In addition, if your BDB is $100,000 prior to the step-up, your BDB remains $100,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value at the time of step-up ($90,000).

s
If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision and your bonus base is $100,000 just prior to the step-up, your bonus base remains $100,000, which is the greater of 1) your bonus base prior to the step-up ($100,000) or 2) your GWB following the step-up ($90,000).

–	Even if your endorsement allows for the Bonus Period to re-start, your Bonus Period will not re-start since your bonus base has not been increased due to the step-up.

▪	Notes:

s
Your endorsement may contain a provision allowing the Company to increase the GMWB charge upon step-up. If the charge does increase, a separate calculation would be recommended to establish if the step-up is beneficial.

s	If your endorsement contains a provision for automatic step-ups, your GWB will only step up to the Contract Value if the Contract Value is greater than your GWB at the time of the automatic step-up.

s
If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision and a provision for automatic step-ups, your bonus base will be re-determined only if your GWB is increased upon step-up to a value above your bonus base just prior to the step-up.

s	If your endorsement contains a varying benefit percentage, your GAWA is recalculated upon step-up (as described above) only if the step-up occurs after your GAWA% has been determined.

s	If your endorsement contains a Guaranteed Withdrawal Balance Adjustment provision, your GWB adjustment remains unchanged since step-ups do not impact the GWB adjustment.

s
If your endorsement includes an Earnings-Sensitive Adjustment provision, your GMWB Earnings Determination Baseline remains unchanged since step-ups do not impact the GMWB Earnings Determination Baseline.

Example 7: This example demonstrates how the timing of a withdrawal request interacts with the timing of the step-up provision (if applicable) to impact re-determination of GMWB values. (This example only applies if your endorsement contains a step-up provision.)

▪
Example 7a: This example demonstrates what happens if prior to any transactions your Contract Value is $200,000, your GAWA is $5,000, your GAWA% is not eligible for re-determination upon step-up, your GWB is $100,000 and you wish to step up your GWB (or your GWB is due to step up automatically) and you also wish to take a withdrawal of an amount equal to $5,000:

s
If you request the withdrawal the day after the step-up, upon step-up, your GWB is set equal to $200,000, which is your Contract Value. At that time, your GAWA is recalculated and is equal to $10,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($200,000*0.05 = $10,000). On the day following the step-up and after the withdrawal of $5,000, your new GWB is $195,000, which is your GWB less the amount of the withdrawal ($200,000 - $5,000 = $195,000) and your GAWA will remain at $10,000 since the amount of the withdrawal does not exceed your GAWA. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($195,000 / $10,000 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

–
If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision and your bonus base is $100,000 just prior to the step-up, at the time of step-up, your bonus base is recalculated and is equal to $200,000, which is the greater of 1) your bonus base prior to the step-up ($100,000) or 2) your GWB following the step-up ($200,000). Your bonus base is not adjusted upon withdrawal since the amount of the withdrawal does not exceed your GAWA.

–
If your endorsement allows for the Bonus Period to re-start and you have not passed the Contract Anniversary immediately following your 80th birthday (or the youngest Covered Life's 80th birthday if your endorsement is a For Life GMWB with Joint Option), your Bonus Period will re-start since your bonus base has been increased due to the step-up.

–
If your endorsement allows for re-determination of the GAWA% and your BDB is $100,000 just prior to the step-up, then at the time of step-up, your BDB is recalculated and is equal to $200,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value at the time of step-up ($200,000). Your BDB is not adjusted upon withdrawal since the BDB is not reduced for partial withdrawals.

s    This example demonstrates what happens if you request the withdrawal prior to the step-up, immediately following the withdrawal transaction, your new GWB is $95,000, which is your GWB less the amount of the withdrawal ($100,000 - $5,000 = $95,000) and your Contract Value becomes $195,000, which is your Contract Value prior to the withdrawal less the amount of the withdrawal ($200,000 - $5,000 = $195,000). Upon step-up following the withdrawal, your GWB is set equal to $195,000, which is your Contract Value. At that time, your GAWA is recalculated and is equal to $9,750, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($195,000*0.05 = $9,750). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($195,000 / $9,750 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

–
If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision and your bonus base is $100,000 just prior to the withdrawal, then at the time of the withdrawal, your bonus base is not adjusted since the amount of the withdrawal does not exceed your GAWA. At the time of step-up, your bonus base is recalculated and is equal to $195,000, which is the greater of 1) your bonus base prior to the step-up ($100,000) or 2) your GWB following the step-up ($195,000).

–
If your endorsement allows for the Bonus Period to re-start and you have not passed the Contract Anniversary immediately following your 80th birthday (or the youngest Covered Life's 80th birthday if your endorsement is a For Life GMWB with Joint Option), your Bonus Period will re-start since your bonus base has been increased due to the step-up.

–
If your endorsement allows for re-determination of the GAWA% and your BDB is $100,000 just prior to the withdrawal, then at the time of the withdrawal, your BDB is not adjusted since the BDB is not reduced for partial withdrawals. At the time of step-up, your BDB is recalculated and is equal to $195,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value at the time of step-up ($195,000).

▪	Notes:

s
As the example illustrates, when considering a request for a withdrawal at or near the same time as the election or automatic application of a step-up, the order of the transactions may impact your GAWA.

–
If the step-up would result in an increase in your GAWA and the requested withdrawal is less than or equal to your new GAWA, your GAWA resulting after the two transactions would be greater if the withdrawal is requested after the step-up is applied. This is especially true if your endorsement allows for re-determination of the GAWA% and the step-up would result in a re-determination of the GAWA%.

–
If your endorsement contains an annual step-up provision , the step-up would result in an increase in your GAWA, and the withdrawal requested is greater than your new GAWA, your GAWA resulting after the two transactions would be greater if the withdrawal is requested after the step-up is applied.

–	Otherwise, your GAWA resulting from the transactions is the same regardless of the order of transactions.

s	This example would also apply in situations when the withdrawal exceeded your GAWA but not your permissible RMD.

s	Your endorsement may contain a provision allowing the Company to increase the GMWB charge upon step-up.

s	If your endorsement contains a provision for automatic step-ups, your GWB will only step up to the Contract Value if the Contract Value is greater than your GWB at the time of the automatic step-up.

s
If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision and a provision for automatic step-ups, your bonus base will be re-determined only if your GWB is increased upon step-up to a value above your bonus base just prior to the step-up.

s	If your endorsement contains a varying benefit percentage, the GAWA% is determined at the time of the withdrawal (if not previously determined).

–	If your endorsement allows for re-determination of the GAWA%, the GAWA% is re-determined upon step-up if your Contract Value is greater than your BDB.

s	If your endorsement contains a Guaranteed Withdrawal Balance Adjustment provision, your Guaranteed Withdrawal Balance Adjustment provision is terminated at the time of the withdrawal.

s
If your endorsement does not include a For Life Guarantee or if the For Life Guarantee is not in effect, and if your GAWA falls below your GWB at the end of your Contract Year, your GAWA will be adjusted to equal your GWB.

s
Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract. In the case where a minimum death benefit is reduced proportionately for withdrawals, the death benefit may be reduced by more than the amount of the withdrawal.

s
If your endorsement includes an Earnings-Sensitive Adjustment provision, your GMWB Earnings Determination Baseline would not be adjusted for the step-up since step-ups do not impact the GMWB Earnings Determination Baseline, but your GMWB Earnings Determination Baseline may be reduced for the withdrawal. See Example 13 to see how the GMWB Earnings Determination Baseline is re-determined on a withdrawal.

Example 8: This example illustrates how GMWB values are re-determined upon application of the Guaranteed Withdrawal Balance Bonus. (This example only applies during the Bonus Period if your endorsement contains a Guaranteed Withdrawal Balance Bonus provision.)

▪	Example 8a: This example demonstrates what happens if at the end of a Contract Year in which you have taken no withdrawals, your GWB is $100,000, your bonus base is $100,000, and your GAWA is $5,000:

s	Your new GWB is recalculated to equal $107,000, which is equal to your GWB plus 7% of your bonus base ($100,000 + $100,000*0.07 = $107,000).

s	Your GAWA for the next year is recalculated to equal $5,350, which is the greater of 1) your GAWA prior to the application of the bonus ($5,000) or 2) 5% of your new GWB ($107,000*0.05 = $5,350).

s
After the application of the bonus, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($107,000 / $5,350 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Example 8b: This example demonstrates what happens if at the end of a Contract Year in which you have taken no withdrawals, your GWB is $90,000, your bonus base is $100,000, and your GAWA is $5,000:

s	Your new GWB is recalculated to equal $97,000, which is equal to your GWB plus 7% of your bonus base ($90,000 + $100,000*0.07 = $97,000).

s	Your GAWA for the next year remains $5,000, which is the greater of 1) your GAWA prior to the application of the bonus ($5,000) or 2) 5% of your new GWB ($97,000*0.05 = $4,850).

s
After the application of the bonus, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($97,000 / $5,000 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Notes:

s	Your bonus base is not recalculated upon the application of the bonus to your GWB.

s
If your endorsement contains a varying benefit percentage, your GAWA is recalculated upon the application of the bonus (as described above) only if the application of the bonus occurs after your GAWA% has been determined.

s	If your endorsement allows for re-determination of the GAWA%, your BDB remains unchanged since the BDB is not impacted by the application of the bonus.

s	If your endorsement includes a Guaranteed Withdrawal Balance Adjustment provision, your GWB adjustment remains unchanged since the GWB adjustment is not impacted by the application of the bonus.

s
If your endorsement does not include a For Life Guarantee or if the For Life Guarantee is not in effect, and if your GAWA falls below your GWB at the end of your Contract Year, your GAWA will be adjusted to equal your GWB.

s
If your endorsement includes an Earnings-Sensitive Adjustment provision, your GMWB Earnings Determination Baseline remains unchanged since the GMWB Earnings Determination Baseline is not impacted by the application of the bonus.

Example 9: This example illustrates how the GAWA is re-determined when the For Life Guarantee becomes effective after the effective date of the endorsement. At the time the For Life Guarantee becomes effective, your GAWA is re-determined. (This example only applies if your endorsement is a For Life GMWB that contains a For Life Guarantee that becomes effective after the effective date of the endorsement.)

▪	Example 9a: This example demonstrates what happens if on the reset date your Contract Value is $30,000, your GWB is $50,000, and your GAWA is $5,000:

s	Your GAWA for the next year is recalculated to equal $2,500, which is equal to 5% of the current GWB ($50,000*0.05 = $2,500).

s
The For Life Guarantee becomes effective, thus allowing you to make annual withdrawals equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), provided that the withdrawals are taken prior to the Latest Income Date. Once the For Life Guarantee becomes effective, it remains in effect until the endorsement is terminated, as described in the Access to Your Money section of this prospectus, or upon continuation of the Contract by the spouse (unless your endorsement is a For Life GMWB with Joint Option and the spouse continuing the Contract is a Covered Life in which case the For Life Guarantee remains in effect upon continuation of the Contract by the spouse).

▪	Example 9b: This example demonstrates what happens if your Contract Value has fallen to $0 prior to the reset date, your GWB is $50,000 and your GAWA is $5,000:

s
You will continue to receive automatic payments of a total annual amount that equals your GAWA until your GWB is depleted. However, your GAWA would not be permitted to exceed your remaining GWB. Your GAWA is not recalculated since the Contract Value is $0.

s	The For Life Guarantee does not become effective due to the depletion of the Contract Value prior to the effective date of the For Life Guarantee.

▪	Example 9c: This example demonstrates what happens if on the reset date, your Contract Value is $50,000, your GWB is $0, and your GAWA is $5,000:

s	Your GAWA for the next year is recalculated to equal $0, which is equal to 5% of the current GWB ($0*0.05 = $0).

s
The For Life Guarantee becomes effective, thus allowing you to make annual withdrawals equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), provided that the withdrawals are taken prior to the Latest Income Date. Once the For Life Guarantee becomes effective, it remains in effect until the endorsement is terminated, as described in the Access to Your Money section of this prospectus, or upon continuation of the Contract by the spouse (unless your endorsement is a For Life GMWB with Joint Option and the spouse continuing the Contract is a Covered Life in which case the For Life Guarantee remains in effect upon continuation of the Contract by the spouse).

s
Although your GAWA is $0, upon step-up or subsequent Premium payments, your GWB and your GAWA would increase to values greater than $0 and since the For Life Guarantee has become effective, you could withdraw an annual amount equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), provided that the withdrawals are taken prior to the Latest Income Date.

▪	Notes:

s	Your reset date is the Contract Anniversary on or immediately following the date you attain age 59 1/2 (or the date the youngest Covered Life attains, or would have attained, age 59 1/2 if your endorsement is a For Life GMWB with Joint Option).

Example 10: This example illustrates how the For Life Guarantee is affected upon death of the Owner on a For Life GMWB with Joint Option. (This example only applies if your endorsement is a For Life GMWB with Joint Option.)

▪	This example demonstrates what happens if at the time of the death of the Owner (or either Joint Owner) the Contract Value is $105,000 and your GWB is $100,000:

s
If your endorsement has a For Life Guarantee that becomes effective after the effective date of the endorsement, the surviving Covered Life may continue the Contract and the For Life Guarantee will remain in effect or become effective on the Contract Anniversary on the reset date. Once the For Life Guarantee becomes effective, the surviving Covered Life will be able to take annual withdrawals equal to the GAWA for the rest of his or her life, provided that the withdrawals are taken prior to the Latest Income Date.

s
If your endorsement has a For Life Guarantee that becomes effective on the effective date of the endorsement, the surviving Covered Life may continue the Contract and the For Life Guarantee will remain in effect. The GAWA% and the GAWA will continue to be determined or re-determined based on the youngest Covered Life’s attained age (or the age he or she would have attained). The surviving Covered Life will be able to take annual withdrawals equal to the GAWA for the rest of his or her life, provided that the withdrawals are taken prior to the Latest Income Date.

s
The surviving spouse who is not a Covered Life may continue the Contract and the For Life Guarantee is null and void. However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted, provided that the withdrawals are taken prior to the Latest Income Date.

s	Your GWB remains $100,000 and your GAWA remains unchanged at the time of continuation.

▪	Notes:

s
If your endorsement has a For Life Guarantee that becomes effective after the effective date of the endorsement, your reset date is the Contract Anniversary on or immediately following the date that the youngest Covered Life attains (or would have attained) age 59 1/2.

s	If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision, your bonus base remains unchanged at the time of continuation.

s	If your endorsement allows for re-determination of the GAWA%, your BDB remains unchanged at the time of continuation.

s	If your endorsement includes an Earnings-Sensitive Adjustment provision, your GMWB Earnings Determination Baseline remains unchanged at the time of continuation.

Example 11: This example demonstrates how the GWB is re-determined upon application of the 200% Guaranteed Withdrawal Balance Adjustment. (This example only applies if your endorsement contains a 200% Guaranteed Withdrawal Balance Adjustment)

▪
Example 11a: This example demonstrates what happens if on the 200% GWB Adjustment Date, your GWB is $160,000, your 200% GWB adjustment is $200,000, and you have taken no withdrawals on or prior to the 200% GWB Adjustment Date:

s	Your new GWB is recalculated to equal $200,000, which is the greater of 1) your GWB prior to the application of the 200% GWB adjustment ($160,000) or 2) the 200% GWB adjustment ($200,000).

▪
Example 11b: This example demonstrates what happens if on the 200% GWB Adjustment Date, your GWB is $210,000, your 200% GWB adjustment is $200,000, and you have taken no withdrawals on or prior to the 200% GWB Adjustment Date:

s	Your new GWB is recalculated to equal $210,000, which is the greater of 1) your GWB prior to the application of the 200% GWB adjustment ($210,000) or 2) the 200% GWB adjustment ($200,000).

▪	Notes:

s	The 200% GWB adjustment provision is terminated on the 200% GWB Adjustment Date after the 200% GWB adjustment is applied (if any).

s	Since you have taken no withdrawals, your GAWA% and GAWA have not yet been determined, thus no adjustment is made to your GAWA.

s	No adjustment is made to your bonus base since the bonus base is not impacted by the 200% GWB adjustment.

s	If your endorsement allows for re-determination of the GAWA%, no adjustment is made to your BDB since the BDB is not impacted by the 200% GWB Adjustment.

s
If your endorsement includes an Earnings-Sensitive Adjustment provision, no adjustment is made to your GMWB Earnings Determination Baseline since the GMWB Earnings Determination Baseline is not impacted by the 200% GWB adjustment.

Example 12: This example expands on the basic examples at pages 96 and 109 and demonstrates how GMWB values are valued and re-determined at the time of a withdrawal when the Earnings-Sensitive Adjustment increases the permissible withdrawal amount. (This example only applies if your endorsement contains an Earnings-Sensitive Adjustment provision.)

▪
Example 12a: This example demonstrates how the Earnings-Sensitive Adjustment is applied if the GMWB Earnings are in excess of the total withdrawal. This example assumes that you request a withdrawal that includes the applicable Earnings-Sensitive Adjustment, if any, where at the time of the withdrawal your Contract Value is $118,000, your GWB is $100,000, your GAWA is $5,000, your GMWB Earnings Determination Baseline is $100,000, and the For Life Guarantee is in effect. You have taken no other partial withdrawals during the current Contract Year. Thus, your requested withdrawal amount (before the application of the Earnings-Sensitive Adjustment) is $5,000:

s	Your GMWB Earnings are equal to $18,000, which is the greater of zero and your Contract Value less your GMWB Earnings Determination Baseline ($118,000 - $100,000 = $18,000).

s
Your MEWAR is equal to $5,000, which is the greater of zero and the Earnings-Sensitive Adjustments thus far in the current Contract Year plus the GAWA less all partial withdrawals thus far in the current Contract Year ($0 + $5,000 - $0 = $5,000). Since no withdrawals have been taken in the current Contract Year the MEWAR equals the GAWA.

s	The Earnings-Sensitive Adjustment is equal to $3,333, which is the lesser of two quantities:

–	$7,200, which is equal to 40% of the GMWB Earnings (0.40 * $18,000 = $7,200)

–	$3,333, which is equal to 2/3 of the lesser of the MEWAR and the withdrawal amount prior to the Earnings-Sensitive Adjustment (2/3 * $5,000 = $3,333).

s
The total withdrawal amount is equal to $8,333, which is the requested withdrawal amount before the Earnings-Sensitive Adjustment (or your MEWAR) plus the Earnings-Sensitive Adjustment ($5,000 + $3,333 = $8,333).

s	Your Contract Value after the withdrawal is equal to $109,667, which is the Contract Value prior to the withdrawal less the total withdrawal amount ($118,000 - $8,333 = $109,667).

s
Your GMWB Earnings Determination Baseline after the withdrawal is equal to $100,000, which is the GMWB Earnings Determination Baseline prior to the withdrawal ($100,000) reduced by the amount of the withdrawal in excess of GMWB Earnings ($0, since the withdrawal of $8,333 is less than the GMWB Earnings of $18,000). Since the GMWB Earnings is in excess of the total withdrawal the GMWB Earnings Determination Baseline is not reduced.

s
Your MEWAR after the withdrawal is equal to $0, which is the greater of zero and the Earnings-Sensitive Adjustments thus far in the current Contract Year plus the GAWA less all partial withdrawals thus far in the current Contract Year ($3,333 + $5,000 - $8,333 = 0).

s
Your GWB after the withdrawal is equal to $91,667, which is the GWB before the withdrawal less the total partial withdrawal ($100,000 - $8,333 = $91,667). Since the total partial withdrawals for the year do not exceed the total Earnings-Sensitive Adjustments for the current Contract Year ($3,333) plus the GAWA ($5,000), no proportional reduction applies to your GWB for this withdrawal.

s
Since the total partial withdrawals for the year do not exceed the total Earnings-Sensitive Adjustments for the current Contract Year ($3,333) plus the GAWA ($5,000), your GAWA is unchanged after the withdrawal.

▪
Example 12b: This example demonstrates how the Earnings-Sensitive Adjustment is applied if there are no GMWB Earnings in the Contract, i.e. your Contract Value is less than the GMWB Earnings Determination Baseline at the time of your total withdrawal. This example assumes that you request a withdrawal that includes the applicable Earnings-Sensitive Adjustment, if any, where at the time of the withdrawal your Contract Value is $98,000, your GWB is $100,000, your GAWA is $5,000, your GMWB Earnings Determination Baseline is $100,000, and the For Life Guarantee is in effect. You have taken no other partial withdrawals during the current Contract Year. Thus, your requested withdrawal amount (before the application of the Earnings-Sensitive Adjustment) is $5,000:

s	Your GMWB Earnings are equal to $0, which is the greater of zero and your Contract Value less your GMWB Earnings Determination Baseline ($98,000 - $100,000 = -$2,000 which is less than zero).

s
Your MEWAR is equal to $5,000, which is the greater of zero and the Earnings-Sensitive Adjustments thus far in the current Contract Year plus the GAWA less all partial withdrawals thus far in the current Contract Year ($0 + $5,000 - $0 = $5,000). Since no withdrawals have been taken in the current Contract Year the MEWAR equals the GAWA.

s	The Earnings-Sensitive Adjustment is equal to $0, which is the lesser of two quantities:

–	$0, which is equal to 40% of the GMWB Earnings (0.40 * $0 = $0)

–	$3,333, which is equal to 2/3 of the lesser of the MEWAR and the withdrawal amount prior to the Earnings-Sensitive Adjustment (2/3 * $5,000 = $3,333).

s
The total withdrawal amount is equal to $5,000, which is the requested withdrawal amount before the Earnings-Sensitive Adjustment (or your MEWAR) plus the Earnings-Sensitive Adjustment ($5,000 + $0 = $5,000).

s	Your Contract Value after the withdrawal is equal to $93,000, which is the Contract Value prior to the withdrawal less the total withdrawal amount ($98,000 - $5,000 = $93,000).

s
Your GMWB Earnings Determination Baseline after the withdrawal is equal to $95,000, which is the GMWB Earnings Determination Baseline prior to the withdrawal ($100,000) reduced by the amount of the withdrawal in excess of

GMWB Earnings ($5,000 - $0 = $5,000). Since there are no GMWB Earnings at the time of the withdrawal the GMWB Earnings Determination Baseline is reduced by the total withdrawal amount.

s
Your MEWAR after the withdrawal is equal to $0, which is the greater of zero and the Earnings-Sensitive Adjustments thus far in the current Contract Year plus the GAWA less all partial withdrawals thus far in the current Contract Year ($0 + $5,000 - $5,000 = 0).

s
Your GWB after the withdrawal is equal to $95,000, which is the GWB before the withdrawal less the total partial withdrawal ($100,000 - $5,000 = $95,000). Since the total partial withdrawals for the year do not exceed the total Earnings-Sensitive Adjustments for the current Contract Year ($0) plus the GAWA ($5,000), no proportional reduction applies to your GWB for this withdrawal.

s
Since the total partial withdrawals for the year do not exceed the total Earnings-Sensitive Adjustments for the current Contract Year ($0) plus the GAWA ($5,000), your GAWA is unchanged after the withdrawal.

▪
Example 12c: This example demonstrates an Excess Withdrawal that results in a re-determination of your GWB and GAWA. This example assumes that you request a withdrawal for $15,000 where at the time of the withdrawal your Contract Value is $108,000, your GWB is $100,000, your GAWA is $5,000, your GMWB Earnings Determination Baseline is $100,000, and the For Life Guarantee is in effect. You have taken no other partial withdrawals during the current Contract Year.

s	Your GMWB Earnings are equal to $8,000, which is the greater of zero and your Contract Value less your GMWB Earnings Determination Baseline ($108,000 - $100,000 = $8,000).

s
Your MEWAR is equal to $5,000, which is the greater of zero and the Earnings-Sensitive Adjustments thus far in the current Contract Year plus the GAWA less all partial withdrawals thus far in the current Contract Year ($0 + $5,000 - $0 = $5,000). Since no withdrawals have been taken in the current Contract Year the MEWAR equals the GAWA.

s
Because you specified a withdrawal of exactly $15,000 including the Earnings-Sensitive Adjustment, the amount of the Earnings-Sensitive Adjustment for that withdrawal must be calculated. This requires a couple of steps.

First, the Earnings-Sensitive Adjustment that would apply to a withdrawal of the MEWAR is calculated. This is the maximum Earnings-Sensitive Adjustment that could apply to a withdrawal of any size at that time. The maximum Earnings-Sensitive Adjustment is equal to $3,200, which is the lesser of two quantities:

$3,200, which is equal to 40% of the GMWB Earnings (0.40 * $8,000 = $3,200)
$3,333, which is equal to 2/3 of the MEWAR (2/3 * $5,000 = $3,333).

Second, your requested withdrawal is compared to the withdrawal of the MEWAR ($5,000) plus the maximum Earnings-Sensitive Adjustment ($3,200). Your requested withdrawal of $15,000 is greater than $8,200 ($5,000 + $3,200), so your Earnings-Sensitive Adjustment is equal to the maximum Earnings-Sensitive Adjustment ($3,200).

Thus, your $15,000 withdrawal has a $3,200 Earnings-Sensitive Adjustment. Note that the result is the same as if you had requested a withdrawal of $11,800 plus the Earnings-Sensitive Adjustment, since your total withdrawal would also have been $15,000 in that case.

s	The total withdrawal amount is equal to $15,000. Thus, your requested withdrawal exceeds your GAWA plus the Earnings-Sensitive Adjustment.

s	Your Contract Value after the withdrawal is equal to $93,000, which is the Contract Value prior to the withdrawal less the total withdrawal amount ($108,000 - $15,000 = $93,000).

s
Your GMWB Earnings Determination Baseline after the withdrawal is equal to $93,000, which is the GMWB Earnings Determination Baseline prior to the withdrawal ($100,000) reduced by the amount of the withdrawal in excess of GMWB Earnings ($15,000 - $8,000 = $7,000). Since a portion of the total withdrawal ($7,000) is in excess of GMWB Earnings, the GMWB Earnings Determination Baseline is reduced by the amount of the withdrawal in excess of GMWB Earnings.

s
Your MEWAR after the withdrawal is equal to $0, which is the greater of zero and the Earnings-Sensitive Adjustments thus far in the current Contract Year plus the GAWA less all partial withdrawals thus far in the current Contract Year ($3,200 + $5,000 - $15,000 = -$6,800 which is less than zero).

s
Your GWB after the withdrawal is equal to $85,545, which is your GWB reduced dollar for dollar for your GAWA plus the Earnings-Sensitive Adjustments in the current Contract Year, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA plus the Earnings-Sensitive Adjustments for the current Contract Year [($100,000 - $8,200) * (1 - ($15,000 - $8,200) / ($108,000 - $8,200)) = $85,545].

s
Since the total partial withdrawals for the year ($15,000) then exceeds the total Earnings-Sensitive Adjustments for the current Contract Year ($3,200) plus the GAWA ($5,000), your GAWA after the withdrawal is equal to $4,659, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA plus the Earnings-Sensitive Adjustments for the current Contract Year [$5,000*(1-($15,000-$8,200)/($108,000-$8,200))=$4,659].

▪	Notes:

s	If your For Life Guarantee is not in effect, your Earnings-Sensitive Adjustment may not exceed the greater of zero or your GWB less the MEWAR.

s
If you request a withdrawal of an exact amount (for example, you wish to take a withdrawal from your Contract Value of only your GAWA, and no more), an Earnings-Sensitive Adjustment will still be calculated. The effect of that Earnings-Sensitive Adjustment will be to potentially allow for an additional amount available for withdrawal during the current Contract Year without incurring proportional reduction of your benefit. In other words, due to the Earnings-Sensitive Adjustment your GAWA may decrease by less than the total amount of Contract Value withdrawn.

APPENDIX E

GMWB PROSPECTUS EXAMPLES

Guaranteed Minimum Withdrawal Benefits for a Single Life or two Covered Lives with Combinations of Optional Bonus Percentage Amounts, Annual or Quarterly Contract Value-Based Step-Ups (“LifeGuard Freedom Flex” and “LifeGuard Freedom Flex with Joint Option GMWB”)

For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up and Transfer of Assets (“Jackson Select Protector GMWB”) (No longer offered as of April 29, 2013)

Unless otherwise specified, the following examples apply to and assume you elected either LifeGuard Freedom Flex, LifeGuard Freedom Flex with Joint Option, or Jackson Select Protector GMWB(referred to below as a GMWB) when you purchased your Contract, no other optional benefits other than any available Contract Enhancement that could be elected, your initial Premium payment, net of any applicable Premium taxes, was $100,000, your GAWA is greater than your RMD (if applicable) at the time a withdrawal is requested, all partial withdrawals requested include any applicable charges and no prior partial withdrawals have been made. The examples generally only assume a 200% Guaranteed Withdrawal Balance Adjustment (GWB Adjustment) unless specifically noted, as a 400% GWB Adjustment is not available under all GMWBs. The examples assume that your age when the GAWA% is first determined corresponds to a GAWA% of 5%, the GMWB elected has a bonus percentage of 7%, the Contract Enhancement is 5% and the GMWB and any For Life Guarantee have not been terminated as described in the Access to Your Money section of this prospectus at page 65. If your age at the time the GAWA% is first determined corresponds to a GAWA% other than 5%, the examples will still apply, given that you replace the 5% in each of the GAWA calculations with the appropriate GAWA%. If you elected a GMWB with a bonus percentage other than 7%, the examples will still apply if you replace the 7% in each of the bonus calculations with the appropriate bonus percentage for the GMWB you elected. References to the GMWB Death Benefit refer to a death benefit provided by certain GMWB endorsements, but not to any separate death benefit endorsement.

Example 1: This example demonstrates how GMWB values are set at election. This example applies ONLY if your endorsement was issued on or after 04/29/2013.

▪	Example 1a: If the GMWB is elected at issue:

s	Your initial GWB is $100,000, which is your initial Premium payment, net of any applicable Premium taxes.

s	Your GAWA is $5,000, which is 5% of your initial GWB ($100,000*0.05 = $5,000).

▪
Example 1b: If the GMWB is elected after issue (subject to availability) when the Contract Value is $105,000 and your Contract includes a Contract Enhancement with a total Recapture Charge of $5,000 at the time the GMWB is elected:

s	Your initial GWB is $100,000, which is your Contract Value ($105,000) less the Recapture Charge ($5,000) on the effective date of the endorsement.

s	Your GAWA is $5,000, which is 5% of your initial GWB ($100,000*0.05 = $5,000).

▪	Notes:

s
Your initial Benefit Determination Baseline (BDB) is set equal to your initial Premium payment, net of any applicable Premium taxes, if the endorsement is elected at issue or your Contract Value less any applicable Recapture Charge if the endorsement is elected after issuance of the Contract (subject to availability).

s	If your endorsement includes a GWB Bonus provision, your initial Bonus Base is set equal to your GWB at the time of election.

s	If your endorsement includes a 200% GWB Adjustment provision, your initial 200% GWB Adjustment is set equal to 200% times your initial GWB.

s	If your endorsement includes a 400% GWB Adjustment provision, your initial 400% GWB Adjustment is set equal to 400% times your initial GWB.

s	If your endorsement includes a GMWB Death Benefit provision, your initial GMWB Death Benefit is set equal to your initial GWB.

Example 2: This example demonstrates how GMWB values are set at election. This example applies ONLY if your endorsement was issued before 04/29/2013.

▪	Example 2a: If the GMWB is elected at issue:

s	Your initial GWB is $105,000, which is your initial Premium payment ($100,000), net of any applicable Premium taxes, plus any Contract Enhancement ($100,000*0.05=$5,000).

s	Your GAWA is $5,250, which is 5% of your initial GWB ($105,000*0.05 = $5,250).

▪	Example 2b: If the GMWB is added after issue (subject to availability) when the Contract Value is $105,000:

s	Your initial GWB is $105,000, which is your Contract Value on the effective date of the endorsement.

s	Your GAWA is $5,250, which is 5% of your initial GWB ($105,000*0.05 = $5,250).

▪	Notes:

s
Your initial Benefit Determination Baseline (BDB) is set equal to your initial Premium payment, net of any applicable Premium taxes, plus any Contract Enhancement, if the endorsement is elected at issue or your Contract Value if the endorsement is elected after issuance of the contract, subject to availability.

s	If your endorsement includes a GWB Bonus provision, your initial Bonus Base is set equal to your GWB at the time of election.

s	If your endorsement includes a 200% GWB Adjustment provision, your initial 200% GWB Adjustment is set equal to 200% times your initial GWB.

s	If your endorsement includes a 400% GWB Adjustment provision, your initial 400% GWB Adjustment is set equal to 400% times your initial GWB.

s	If your endorsement includes a GMWB Death Benefit provision, your initial GMWB Death Benefit is set equal to your initial GWB.

Example 3: This example demonstrates how your GAWA% is determined. Your GAWA% is determined on the earlier of the time of your first withdrawal, the date that your Contract Value reduces to zero, the date that the GMWB is continued by a spousal Beneficiary who is not a Covered Life, or upon election of the Life Income of a GMWB Income Option. Your GAWA% is set based upon your attained age at that time. Your initial GAWA is determined based on this GAWA% and the GWB at that time.

▪
If, at the time the GAWA% is determined, your GAWA% is 5% based on your attained age and your GWB is $100,000, your initial GAWA is $5,000, which is your GAWA% multiplied by your GWB at that time ($100,000 * 0.05 = $5,000).

▪
Your GAWA% will be re-determined based on your attained age if your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable) at the time of a step-up is greater than the BDB.

Example 4: This example demonstrates how upon payment of a subsequent Premium, GMWB values may be re-determined. This example applies ONLY if your endorsement was issued on or after 04/29/2013.

▪	Example 4a: This example demonstrates what happens if you make an additional Premium payment, net of applicable premium taxes, of $50,000, and your GWB is $100,000 at the time of payment:

s
Your new GWB is $150,000, which is your GWB prior to the additional Premium payment ($100,000) plus your additional Premium payment, net of any applicable Premium taxes ($50,000). Your GWB is subject to a maximum of $5,000,000 (see Example 4b).

s	Your GAWA is $7,500, which is your GAWA prior to the additional Premium payment ($5,000) plus 5% of your additional Premium payment, net of any applicable Premium taxes ($50,000*0.05 = $2,500).

▪
Example 4b: This example demonstrates how GWB and GAWA are affected by the GWB $5,000,000 maximum, upon payment of a subsequent Premium. If you make an additional Premium payment, net of any applicable Premium taxes, of $100,000 and your GWB is $4,950,000 and your GAWA is $247,500 at the time of payment:

s
Your new GWB is $5,000,000, which is the maximum, since your GWB prior to the additional Premium payment ($4,950,000) plus your additional Premium payment, net of any applicable Premium taxes ($100,000) exceeds the maximum of $5,000,000.

s	Your GAWA is $250,000, which is your GAWA prior to the additional Premium payment ($247,500) plus 5% of the allowable $50,000 increase in your GWB (($5,000,000 - $4,950,000)*0.05 = $2,500).

▪	Notes:

s	Your GAWA is recalculated upon payment of an additional Premium (as described above) only if such payment occurs after your GAWA% has been determined.

s	Your BDB is increased by the Premium payment, net of any applicable Premium taxes. The BDB is not subject to a maximum of $5,000,000.

s	If your endorsement includes a GWB Bonus provision, your Bonus Base is increased by the Premium payment, net of any applicable Premium taxes, subject to a maximum of $5,000,000.

s
If your endorsement includes a 200% GWB Adjustment provision and the Premium payment occurs prior to the first Contract Anniversary following the effective date of the endorsement, your 200% GWB Adjustment is increased by the

Premium payment, net of any applicable Premium taxes, times 200%, subject to a maximum of $5,000,000. For example, if, as in Example 4a, you make an additional Premium payment, net of any applicable Premium taxes, of $50,000 prior to your first Contract Anniversary following the effective date of the endorsement, and your 200% GWB Adjustment value before the additional Premium payment is $200,000, then the 200% GWB Adjustment is increased by 200% of the additional Premium payment, net of any applicable Premium taxes. The resulting 200% GWB Adjustment is $200,000 + $100,000 = $300,000.

s
If your endorsement includes a 200% GWB Adjustment provision and the Premium payment occurs on or after the first Contract Anniversary following the effective date of the endorsement, your 200% GWB Adjustment is increased by the Premium payment, net of any applicable Premium taxes, subject to a maximum of $5,000,000. For example, if you make an additional Premium payment, net of any applicable Premium taxes, of $50,000 after your first Contract Anniversary following the effective date of the endorsement, and your 200% GWB Adjustment value before the additional Premium payment is $200,000, then the 200% GWB Adjustment is increased by 100% of the additional Premium payment, net of any applicable Premium taxes. The resulting 200% GWB Adjustment is $200,000 + $50,000 = $250,000.

s	If your endorsement includes a GMWB Death Benefit provision, your GMWB Death Benefit is increased by the Premium payment, net of any applicable Premium taxes, subject to a maximum of $5,000,000.

Example 5: This example demonstrates how upon payment of a subsequent Premium, GMWB values may be re-determined. This example applies ONLY if your endorsement was issued before 04/29/2013.

▪
Example 5a: This example demonstrates what happens if you make an additional Premium payment, net of any applicable Premium taxes, of $50,000 and your GWB is $100,000 at the time of payment, and your Contract includes a Contract Enhancement provision which provides $2,500 to your Contract:

s
Your new GWB is $152,500, which is your GWB prior to the additional Premium payment ($100,000) plus your additional Premium payment, net of any applicable Premium taxes ($50,000), plus your Contract Enhancement ($2,500). Your GWB is subject to a maximum of $5,000,000 (see Example 5b).

s
Your GAWA is $7,625, which is your GAWA prior to the additional Premium payment ($5,000) plus 5% of your additional Premium payment, net of any applicable Premium taxes, plus any Contract Enhancement (($50,000+$2,500)*0.05 = $2,625).

▪
Example 5b: This example demonstrates how GWB and GAWA are affected by the GWB $5,000,000 maximum, upon payment of a subsequent Premium. If you make an additional Premium payment, net of any applicable Premium taxes, plus any Contract Enhancement of $100,000 and your GWB is $4,950,000 and your GAWA is $247,500 at the time of payment:

s
Your new GWB is $5,000,000, which is the maximum, since your GWB prior to the additional Premium payment ($4,950,000) plus your additional Premium payment, net of any applicable Premium taxes, plus any Contract Enhancement ($100,000) exceeds the maximum of $5,000,000.

s	Your GAWA is $250,000, which is your GAWA prior to the additional Premium payment ($247,500) plus 5% of the allowable $50,000 increase in your GWB (($5,000,000 - $4,950,000)*0.05 = $2,500).

▪	Notes:

s	Your GAWA is recalculated upon payment of an additional Premium (as described above) only if such payment occurs after your GAWA% has been determined.

s	Your BDB is increased by the Premium payment, net of any applicable Premium taxes, plus any Contract Enhancement. The BDB is not subject to a maximum of $5,000,000.

s
If your endorsement includes a GWB Bonus provision, your Bonus Base is increased by the Premium payment, net of any applicable Premium taxes, plus any Contract Enhancement, subject to a maximum of $5,000,000.

s
If your endorsement includes a 200% GWB Adjustment provision and the Premium payment occurs prior to the first Contract Anniversary following the effective date of the endorsement, your 200% GWB Adjustment is increased by the Premium payment, net of any applicable Premium taxes, plus any Contract Enhancement times 200%, subject to a maximum of $5,000,000. For example, if, as in Example 5a, you make an additional Premium payment, net of any applicable Premium taxes, plus any Contract Enhancement of $52,500 prior to your first Contract Anniversary following the effective date of the endorsement, and your 200% GWB Adjustment value before the additional Premium payment is $200,000, then the 200% GWB Adjustment is increased by 200% of the additional Premium payment, net of any applicable Premium taxes, plus any Contract Enhancement. The resulting 200% GWB Adjustment is $200,000 + $105,000 = $305,000.

s
If your endorsement includes a 200% GWB Adjustment provision and the Premium payment occurs on or after the first Contract Anniversary following the effective date of the endorsement, your 200% GWB Adjustment is increased by the Premium payment, net of any applicable Premium taxes, plus any Contract Enhancement, subject to a maximum of $5,000,000. For example, if you make an additional Premium payment, net of any applicable Premium taxes, plus any Contract Enhancement of $50,000 after your first Contract Anniversary following the effective date of the endorsement, and your 200% GWB Adjustment value before the additional Premium payment is $200,000, then the 200% GWB Adjustment is increased by 100% of the additional Premium payment, net of any applicable Premium taxes, plus any Contract Enhancement. The resulting 200% GWB Adjustment is $200,000 + $52,500 = $252,500.

s
If your endorsement includes a GMWB Death Benefit provision, your GMWB Death Benefit is increased by the Premium payment, net of any applicable Premium taxes, plus any Contract Enhancement, subject to a maximum of $5,000,000.

Example 6: This example demonstrates how GMWB values are re-determined upon withdrawal of the guaranteed amount (which is your GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA)).

▪	Example 6a: This example demonstrates what happens if you withdraw an amount equal to your GAWA ($5,000) when your GWB is $100,000:

s	Your new GWB is $95,000, which is your GWB prior to the withdrawal ($100,000) less the amount of the withdrawal ($5,000).

s	Your GAWA for the next year remains $5,000, since you did not withdraw an amount that exceeds your GAWA.

s
If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($95,000 / $5,000 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the death of any Owner or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪
Example 6b: This example demonstrates what happens if you withdraw an amount equal to your RMD ($7,500), which is greater than your GAWA ($5,000) when your GWB is $100,000 and the RMD provision is in effect for your endorsement:

s	Your new GWB is $92,500, which is your GWB prior to the withdrawal ($100,000) less the amount of the withdrawal ($7,500).

s	Your GAWA for the next year remains $5,000, since your withdrawal did not exceed the greater of your GAWA ($5,000) or your RMD ($7,500).

s
If you continued to take annual withdrawals equal to your initial and unchanged RMD ($7,500), it would take approximately an additional 12 years to deplete your GWB ($92,500 / $7,500 per year = approximately 12 years), provided that there are no further adjustments made to your GWB or your RMD (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if the For Life Guarantee is in effect, withdrawals equal to your RMD could continue for the rest of your life (or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 12 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Notes:

s	Your BDB remains unchanged since the BDB is not adjusted for partial withdrawals.

s
If your endorsement includes a GWB Bonus provision, your Bonus Base remains unchanged since the withdrawal did not exceed the guaranteed amount; however, no Bonus will be applied to your GWB at the end of the Contract Year in which the withdrawal is taken.

s	If your endorsement includes a 200% GWB adjustment provision, your GWB Adjustment provision is terminated since a withdrawal is taken.

s
If your endorsement includes a GMWB Death Benefit provision, your GMWB Death Benefit may be reduced. In the case where your GMWB Death Benefit is reduced for all withdrawals, it will be reduced by the amount of the withdrawal since the withdrawal did not exceed the greater of the GAWA or the RMD.

s	If the For Life Guarantee is not in effect, and if your GWB falls below your GAWA at the end of your Contract Year, your GAWA will be adjusted to equal your GWB.

s	Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract.

Example 7: This example demonstrates how GMWB values are re-determined upon withdrawal of an amount that exceeds your guaranteed amount (as defined in Example 6).

▪	Example 7a: This example demonstrates what happens if you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $130,000 and your GWB is $100,000:

s
Your new GWB is $91,200, which is your GWB, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal [($100,000 - $5,000)*(1 - ($10,000 - $5,000) / ($130,000 - $5,000)) = $91,200].

–
Your GAWA is recalculated to equal $4,800, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000 * (1 - ($10,000 - $5,000) / ($130,000 - $5,000)) = $4,800]. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($91,200 / $4,800 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the any death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Example 7b: This example demonstrates what happens if you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $105,000 and your GWB is $100,000:

s
Your new GWB is $90,250, which is your GWB, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal [($100,000 - $5,000)*(1 - ($10,000 - $5,000) / ($105,000 - $5,000)) = $90,250].

–
Your GAWA is recalculated to equal $4,750, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000 * (1 - ($10,000 - $5,000)/($105,000 - $5,000)) = $4,750]. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($90,250 / $4,750 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Example 7c: This example demonstrates what happens if you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $55,000 and your GWB is $100,000:

s
Your new GWB is $85,500, which is your GWB, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal [($100,000 - $5,000) * (1 - ($10,000 - $5,000) / ($55,000 - $5,000)) = $85,500].

s
Your GAWA is recalculated to equal $4,500, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000*(1-($10,000-$5,000)/($55,000 - $5,000))=$4,500]. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($85,500 / $4,500 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Notes:

s	Your BDB remains unchanged since the BDB is not adjusted for partial withdrawals.

s
If your endorsement includes a GWB Bonus provision, your Bonus Base is recalculated to equal the lesser of 1) your Bonus Base prior to the withdrawal or 2) your GWB following the withdrawal. In addition, no Bonus will be applied to your GWB at the end of the Contract Year in which the withdrawal is taken.

s	If your endorsement includes a 200% GWB Adjustment provision, your GWB Adjustment provision is terminated since a withdrawal is taken.

s
If your endorsement includes a GMWB Death Benefit provision, your GMWB Death Benefit will be reduced. In the case where your GMWB Death Benefit is reduced for all withdrawals, the GMWB Death Benefit is reduced in the same manner that the GWB is reduced; it is first reduced dollar for dollar for the GAWA and then is reduced in the same proportion that the Contract Value is reduced for the amount of the withdrawal in excess of the GAWA. Otherwise, your GMWB Death Benefit is only reduced in the same proportion that the Contract Value is reduced for the amount of the withdrawal in excess of the GAWA.

s	If the For Life Guarantee is not in effect, and if your GWB falls below your GAWA at the end of your Contract Year, your GAWA will be adjusted to equal your GWB..

s
The Excess Withdrawal is defined to be the lesser of the total amount of the current partial withdrawal, or the amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

s
Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract. In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

Example 8: This example illustrates how GMWB values are re-determined upon automatic step-up.

▪
Example 8a: This example demonstrates what happens if at the time of step-up your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable) is $200,000, your GWB is $90,000, and your GAWA is $5,000:

s
Your new GWB is recalculated to equal $200,000, which is equal to your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable).

s
If the step-up occurs after the initial determination of your GAWA%, the GAWA% will be re-determined based on your attained age (or the youngest Covered Life's attained age if your endorsement is a For Life GMWB with Joint Option) if your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable) at the time of the step-up is greater than your BDB.

–	If, in the example above, your BDB is $100,000 and the GAWA% at the applicable attained age is 6%:

•
Your GAWA% is set to 6%, since your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable) ($200,000) is greater than your BDB ($100,000).

•	Your GAWA is equal to $12,000, which is your new GWB multiplied by your new GAWA% ($200,000 * 0.06 = $12,000).

•
Your BDB is recalculated to equal $200,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable) at the time of step-up ($200,000).

s
If your endorsement includes a GWB Bonus provision and your Bonus Base is $100,000 just prior to the step-up, your Bonus Base is recalculated to equal $200,000, which is the greater of 1) your Bonus Base prior to the step-up ($100,000) or 2) your GWB following the step-up ($200,000).

–
If you have not passed your Contract Anniversary immediately following your 80th birthday (or the youngest Covered Life's 80th birthday if your endorsement is a For Life GMWB with Joint Option), your Bonus Period will re-start since your Bonus Base has been increased due to the step-up.

▪
Example 8b: This example demonstrates what happens if at the time of step-up your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable) is $90,000, your GWB is $80,000, and your GAWA is $5,000:

s
Your new GWB is recalculated to equal $90,000, which is equal to your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable).

s	Your GAWA for the next year remains $5,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($90,000*0.05 = $4,500).

–
After step-up, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 18 years to deplete your GWB ($90,000 / $5,000 per year = 18 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 18 years, provided that the withdrawals are taken prior to the Latest Income Date.

s
If the step-up occurs after the initial determination of your GAWA%, the GAWA% will be re-determined based on your attained age (or the youngest Covered Life's attained age if your endorsement is a For Life GMWB with Joint Option) if your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable) is greater than your BDB. However, in this case, it is assumed that your BDB is $100,000. See examples 1, 2, 4, and 5 for a description of how the BDB is determined. Your BDB remains $100,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable) at the time of step-up ($90,000). Because the BDB did not increase upon step-up, this is not an opportunity for a redetermination of the GAWA%. Your GAWA for the next year remains $5,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($90,000*0.05 = $4,500).

s
If your endorsement includes a GWB Bonus provision and your Bonus Base is $100,000 just prior to the step-up, your Bonus Base remains $100,000, which is the greater of 1) your Bonus Base prior to the step-up ($100,000) or 2) your GWB following the step-up ($90,000).

–	Even though this endorsement allows for the Bonus Period to re-start, your Bonus Period will not re-start since your Bonus Base has not been increased due to the step-up.

▪	Notes:

s
The Company may increase the GMWB charge upon step-up. You will have an opportunity to discontinue the automatic step-ups and avoid the potential increase in charge due to step-up. You should carefully consider this decision and consult your representative.

s
Your GWB will only step-up to the Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable) if the Contract Value is greater than your GWB at the time of the automatic step-up.

s	If your endorsement includes a GWB Bonus provision, your Bonus Base will be re-determined only if your GWB is increased upon step-up to a value above your Bonus Base just prior to the step-up.

s	Your GAWA is recalculated upon step-up (as described above) only if the step-up occurs after your GAWA% has been determined.

s	If your endorsement includes a 200% GWB Adjustment provision, your GWB Adjustment remains unchanged since step-ups do not impact the GWB Adjustment.

s	If your endorsement contains a GMWB Death Benefit provision, your GMWB Death Benefit remains unchanged since step-ups do not impact the GMWB death benefit.

s
If your endorsement was issued on or after 04/29/2013 and if your endorsement bases step-ups on the highest quarterly Contract Value, the highest quarterly Contract Value is equal to the highest of the quarterly adjusted Contract Values from the four most recent Contract Quarterly Anniversaries, including the Contract Anniversary upon which the step-up is determined. The quarterly adjusted Contract Value is equal to the Contract Value on the Contract Quarterly Anniversary, plus any Premium paid subsequent to that Contract Quarterly Anniversary, net of any applicable Premium taxes, adjusted for any partial withdrawals taken subsequent to that Contract Quarterly Anniversary.

s
If your endorsement was issued before 04/29/2013 and if your endorsement bases step-ups on the highest quarterly Contract Value, the highest quarterly Contract Value is equal to the highest of the quarterly adjusted Contract Values from the four most recent Contract Quarterly Anniversaries, including the Contract Anniversary upon which the step-up is determined. The quarterly adjusted Contract Value is equal to the Contract Value on the Contract Quarterly Anniversary, plus any Premium paid subsequent to that Contract Quarterly Anniversary, net of any applicable Premium taxes, plus any Contract Enhancement, adjusted for any partial withdrawals taken subsequent to that Contract Quarterly Anniversary.

Example 9: This example demonstrates how the timing of a withdrawal request interacts with the timing of the step-up provision (if applicable) to impact re-determination of GMWB values.

▪
Example 9a: This example demonstrates what happens if prior to any transactions your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable) is $200,000, your GAWA is $5,000, your GWB is $100,000, your GWB is due to Step Up automatically, and you also wish to take a withdrawal of an amount equal to $5,000:

s
If you request the withdrawal the day after the step-up, upon step-up, your GWB is set equal to $200,000, which is your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable). At that time, your GAWA is equal to $10,000, which is 5% of your new GWB ($200,000*0.05 = $10,000). On the day following the step-up and after the withdrawal of $5,000, your new GWB is $195,000, which is your GWB less the amount of the withdrawal ($200,000 - $5,000 = $195,000) and your GAWA will remain at $10,000 since the amount of the withdrawal does not exceed your GAWA. If you continued to take annual withdrawals equal to your GAWA, it would take approximately an additional 20 years to deplete your GWB ($195,000 / $10,000 per year = approximately 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

–
If your endorsement includes a GWB Bonus provision and your Bonus Base is $100,000 just prior to the step-up, at the time of step-up, your Bonus Base is recalculated and is equal to $200,000, which is the greater of 1) your Bonus Base prior to the step-up ($100,000) or 2) your GWB following the step-up ($200,000). Your Bonus Base is not adjusted upon withdrawal since the amount of the withdrawal does not exceed your GAWA.

–
If your endorsement includes a GWB Bonus provision and you have not passed the Contract Anniversary immediately following your 80th birthday (or the youngest Covered Life's 80th birthday if your endorsement is a For Life GMWB with Joint Option), your Bonus Period will re-start since your Bonus Base has been increased due to the step-up.

–
If your BDB is $100,000 just prior to the step-up, then at the time of step-up, your BDB is recalculated and is equal to $200,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable) at the time of step-up ($200,000). Your BDB is not adjusted upon withdrawal since the BDB is not reduced for partial withdrawals.

s
If you request the withdrawal prior to the step-up, immediately following the withdrawal transaction, your new GWB is $95,000, which is your GWB less the amount of the withdrawal ($100,000 - $5,000 = $95,000) and your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable) becomes $195,000, which is your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable) prior to the withdrawal less the amount of the withdrawal ($200,000 - $5,000 = $195,000). Upon step-up following the withdrawal, your GWB is set equal to $195,000, which is your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable). At that time, your GAWA is recalculated and is equal to $9,750, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($195,000*0.05 = $9,750). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($195,000 / $9,750 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

–
If your endorsement includes a GWB Bonus provision and your Bonus Base is $100,000 just prior to the withdrawal, then at the time of the withdrawal, your Bonus Base is not adjusted since the amount of the withdrawal does not exceed your GAWA. At the time of step-up, your Bonus Base is recalculated and is equal to $195,000, which is the greater of 1) your Bonus Base prior to the step-up ($100,000) or 2) your GWB following the step-up ($195,000).

–
If your endorsement includes a GWB Bonus provision and you have not passed the Contract Anniversary immediately following your 80th birthday (or the youngest Covered Life's 80th birthday if your endorsement is a For Life GMWB with Joint Option), your Bonus Period will re-start since your Bonus Base has been increased due to the step-up.

–
If your BDB is $100,000 just prior to the withdrawal, then at the time of the withdrawal, your BDB is not adjusted since the BDB is not reduced for partial withdrawals. At the time of step-up, your BDB is recalculated and is equal to $195,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable) at the time of step-up ($195,000).

▪	Notes:

s	As the example illustrates, when considering a request for a withdrawal at or near the same time as application of a step-up, the order of the two transactions may impact your GAWA.

–
If the step-up would result in an increase in your GAWA and the requested withdrawal is less than or equal to your new GAWA, your GAWA resulting after the two transactions would be greater if the withdrawal is requested after the step-up is applied.

–
If the step-up would result in an increase in your GAWA, and the withdrawal requested is greater than your new GAWA, your GAWA resulting after the two transactions would be greater if the withdrawal is requested after the step-up is applied.

–	Otherwise, your GAWA resulting from the transactions is the same regardless of the order of transactions.

s	This example would also apply in situations when the withdrawal exceeded your GAWA but not your permissible RMD.

s	If your endorsement includes a GWB Bonus provision, your Bonus Base will be re-determined only if your GWB is increased upon step-up to a value above your Bonus Base just prior to the step-up.

s	The GAWA% is determined at the time of the withdrawal (if not previously determined).

–
The GAWA% is re-determined upon step-up if your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable) is greater than your BDB.

s
If your endorsement includes a 200% GWB adjustment provision, your GWB Adjustment provision is terminated at the time of the withdrawal. If your endorsement contains a GMWB Death Benefit provision, the GMWB Death Benefit would not be adjusted for the step-up since step-ups do not impact the GMWB death benefit, but your GMWB Death Benefit may be reduced for the withdrawal.

s
If your endorsement contains a GMWB Death Benefit provision, the GMWB Death Benefit would not be adjusted for the step-up since step-ups do not impact the GMWB death benefit, but your GMWB Death Benefit may be reduced for the withdrawal.

s
If your endorsement was issued on or after 04/29/2013 and if your endorsement bases step-ups on the highest quarterly Contract Value, the highest quarterly Contract Value is equal to the highest of the quarterly adjusted Contract Values from the four most recent Contract Quarterly Anniversaries, including the Contract Anniversary upon which the step-up is determined. The quarterly adjusted Contract Value is equal to the Contract Value on the Contract Quarterly Anniversary, plus any Premium paid subsequent to that Contract Quarterly Anniversary, net of any applicable Premium taxes, adjusted for any partial withdrawals taken subsequent to that Contract Quarterly Anniversary.

s
If your endorsement was issued before 04/29/2013 and if your endorsement bases step-ups on the highest quarterly Contract Value, the highest quarterly Contract Value is equal to the highest of the quarterly adjusted Contract Values from the four most recent Contract Quarterly Anniversaries, including the Contract Anniversary upon which the step-up is determined. The quarterly adjusted Contract Value is equal to the Contract Value on the Contract Quarterly Anniversary, plus any Premium paid subsequent to that Contract Quarterly Anniversary, net of any applicable Premium taxes, plus any Contract Enhancement, adjusted for any partial withdrawals taken subsequent to that Contract Quarterly Anniversary.

s	If the For Life Guarantee is not in effect, and if your GWB falls below your GAWA at the end of your Contract Year, your GAWA will be adjusted to equal your GWB.

s
Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract. In the case where a minimum death benefit is reduced proportionately for withdrawals, the death benefit may be reduced by more than the amount of the withdrawal.

Example 10: This example illustrates how GMWB values are re-determined upon application of the Bonus applied to your GWB. (This example only applies if your endorsement contains a GWB Bonus provision.)

▪	Example 10a: This example demonstrates what happens if at the end of a Contract Year in which you have taken no withdrawals, your GWB is $100,000, your Bonus Base is $100,000, and your GAWA is $5,000:

s	Your new GWB is recalculated to equal $107,000, which is equal to your GWB plus 7% of your Bonus Base ($100,000 + $100,000*0.07 = $107,000).

s	Your GAWA for the next year is equal $5,350, which is 5% of your new GWB ($107,000*0.05 = $5,350).

s
After the application of the Bonus, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($107,000 / $5,350 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Example 10b: This example demonstrates what happens if at the end of a Contract Year in which you have taken no withdrawals, your GWB is $90,000, your Bonus Base is $100,000, and your GAWA is $5,000:

s	Your new GWB is recalculated to equal $97,000, which is equal to your GWB plus 7% of your Bonus Base ($90,000 + $100,000*0.07 = $97,000).

s	Your GAWA for the next year remains $5,000, which is the greater of 1) your GAWA prior to the application of the Bonus ($5,000) or 2) 5% of your new GWB ($97,000*0.05 = $4,850).

s
After the application of the Bonus, if you continued to take annual withdrawals equal to your GAWA, it would take approximately an additional 20 years to deplete your GWB ($97,000 / $5,000 per year = approximately 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪Notes:

s	Your Bonus Base is not recalculated upon the application of the Bonus to your GWB.

s	Your GAWA is recalculated upon the application of the Bonus (as described above) only if the application of the Bonus occurs after your GAWA% has been determined.

s	Your BDB remains unchanged since the BDB is not impacted by the application of the Bonus.

s	Your GWB Adjustment remains unchanged since the GWB Adjustment is not impacted by the application of the Bonus.

s	If your endorsement includes a GMWB Death Benefit provision, your GMWB Death Benefit remains unchanged since the GMWB Death Benefit is not impacted by the application of the Bonus.

s	If the For Life Guarantee is not in effect, and if your GWB falls below your GAWA at the end of your Contract Year, your GAWA will be adjusted to equal your GWB.

Example 11: This example illustrates how the GAWA is re-determined when the For Life Guarantee for the LifeGuard Freedom Flex and the LifeGuard Freedom Flex with Joint Option becomes effective after the effective date of the endorsement at age 59 1/2. At the time the For Life Guarantee becomes effective, your GAWA is re-determined. (This example only applies if your endorsement is a For Life GMWB that contains a For Life Guarantee that becomes effective after the effective date of the endorsement.)

▪	Example 11a: This example demonstrates what happens if on the date the For Life Guarantee becomes effective, your Contract Value is $30,000, your GWB is $50,000, and your GAWA is $5,000:

s	Your GAWA for the next year is recalculated to equal $2,500, which is equal to 5% of the current GWB ($50,000*0.05 = $2,500).

s
The For Life Guarantee becomes effective, thus allowing you to make annual withdrawals equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), provided that the withdrawals are taken prior to the Latest Income Date. Once the For Life Guarantee becomes effective, it remains in effect until the endorsement is terminated, as described in the Access to Your Money section of this prospectus, or upon continuation of the Contract by the spouse (unless your endorsement is a For Life GMWB with Joint Option and the spouse continuing the Contract is a Covered Life in which case the For Life Guarantee remains in effect upon continuation of the Contract by the spouse).

▪	Example 11b: This example demonstrates what happens if your Contract Value has fallen to $0 prior to the date the For Life Guarantee becomes effective, your GWB is $50,000 and your GAWA is $5,000:

s
You will continue to receive automatic payments of a total annual amount that equals your GAWA until your GWB is depleted. However, your GAWA would not be permitted to exceed your remaining GWB. Your GAWA is not recalculated since the Contract Value is $0.

s	The For Life Guarantee does not become effective due to the depletion of the Contract Value prior to the effective date of the For Life Guarantee.

▪	Example 11c: This example demonstrates what happens if on the date the For Life Guarantee becomes effective, your Contract Value is $50,000, your GWB is $0, and your GAWA is $5,000:

s	Your GAWA for the next year is recalculated to equal $0, which is equal to 5% of the current GWB ($0*0.05 = $0).

s
The For Life Guarantee becomes effective, thus allowing you to make annual withdrawals equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), provided that the withdrawals are taken prior to the Latest Income Date. Once the For Life Guarantee becomes effective, it remains in effect until the endorsement is terminated, as described in the Access to Your Money section of this prospectus, or upon continuation of the Contract by the spouse (unless your endorsement is a For Life GMWB with Joint Option and the spouse continuing the Contract is a Covered Life in which case the For Life Guarantee remains in effect upon continuation of the Contract by the spouse).

s
Although your GAWA is $0, upon step-up or subsequent Premium payments, your GWB and your GAWA would increase to values greater than $0 and since the For Life Guarantee has become effective, you could withdraw an annual amount equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), provided that the withdrawals are taken prior to the Latest Income Date.

Example 12: This example illustrates how the For Life Guarantee is affected upon death of the Owner on a For Life GMWB with Joint Option.

▪	This example demonstrates what happens if at the time of the death of the Owner (or either Joint Owner) the Contract Value is $105,000 and your GWB is $100,000:

s
If your endorsement has a For Life Guarantee that becomes effective after the effective date of the endorsement, the surviving Covered Life may continue the Contract and the For Life Guarantee will remain in effect or begin on the date the For Life Guarantee becomes effective. The GAWA% and the GAWA will continue to be determined or re-determined based on the youngest Covered Life’s attained age (or the age he or she would have attained). Once the For Life Guarantee becomes effective, the surviving Covered Life will be able to take annual withdrawals equal to the GAWA for the rest of his or her life, provided that the withdrawals are taken prior to the Latest Income Date.

s
If your endorsement has a For Life Guarantee that becomes effective on the effective date of the endorsement, the surviving Covered Life may continue the Contract and the For Life Guarantee will remain in effect. The GAWA% and the GAWA will continue to be determined or re-determined based on the youngest Covered Life’s attained age (or the age he or she would have attained). The surviving Covered Life will be able to take annual withdrawals equal to the GAWA for the rest of his or her life, provided that the withdrawals are taken prior to the Latest Income Date.

s
The surviving spouse who is not a Covered Life may continue the Contract and the For Life Guarantee is null and void. However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted, provided that the withdrawals are taken prior to the Latest Income Date.

s	Your GWB remains $100,000 and your GAWA remains unchanged at the time of continuation.

▪	Notes:

s
If your endorsement has a For Life Guarantee that becomes effective after the effective date of the endorsement, your reset date is the Contract Anniversary on or immediately following the youngest Covered Life attaining the age of 59 ½. Your Bonus Base remains unchanged at the time of continuation.

s	Your BDB remains unchanged at the time of continuation.

Example 13: This example demonstrates how the GWB is re-determined upon application of the 200% GWB Adjustment. (If your endorsement contains a 400% GWB Adjustment provision, the examples below still apply, by replacing the 200% in each of the calculations with 400%. This example only applies if your endorsement contains a 200% GWB Adjustment provision or a 400% GWB Adjustment provision.)

▪
Example 13a: This example demonstrates what happens if on the 200% GWB Adjustment Date, your GWB is $160,000, your 200% GWB Adjustment is $200,000, and you have taken no withdrawals on or prior to the 200% GWB Adjustment Date:

s	Your new GWB is recalculated to equal $200,000, which is the greater of 1) your GWB prior to the application of the 200% GWB Adjustment ($160,000) or 2) the 200% GWB Adjustment ($200,000).

▪
Example 13b: This example demonstrates what happens if on the 200% GWB Adjustment Date, your GWB is $210,000, your 200% GWB Adjustment is $200,000, and you have taken no withdrawals on or prior to the 200% GWB Adjustment Date:

s	Your new GWB is recalculated to equal $210,000, which is the greater of 1) your GWB prior to the application of the 200% GWB Adjustment ($210,000) or 2) the 200% GWB Adjustment ($200,000).

▪	Notes:

s	The 200% GWB Adjustment provision is terminated on the 200% GWB Adjustment Date after the 200% GWB Adjustment is applied (if any).

s	Since you have taken no withdrawals, your GAWA% and GAWA have not yet been determined, thus no adjustment is made to your GAWA.

s	No adjustment is made to your Bonus Base since the Bonus Base is not impacted by the 200% GWB Adjustment.

s	No adjustment is made to your BDB since the BDB is not impacted by the 200% GWB Adjustment.

s	If your endorsement includes a GMWB Death Benefit provision, no adjustment is made to your GMWB Death Benefit since the GMWB Death Benefit is not impacted by the 200% GWB Adjustment.

Example 14: This example demonstrates how funds are transferred to or from the GMWB Fixed Account, on each Contract Monthly Anniversary, via the formulas defined in the Transfer of Assets Methodology in Appendix G. The annuity factors referenced in this example are also found in Appendix G. (This example only applies if your endorsement contains a Transfer of Assets provision.)

▪
Example 14a: This example demonstrates what happens if on your first Contract Monthly Anniversary, your annuity factor is 15.26, your GAWA is $6,000, your GMWB Fixed Account Contract Value is $0, your Separate Account Contract Value is $95,000, and your Fixed Account Contract Value is $5,000:

s	Your liability is equal to $91,560, which is your GAWA multiplied by your annuity factor ($6,000 * 15.26 = $91,560).

s
The ratio is equal to 91.56%, which is the liability (net of the GMWB Fixed Account Contract Value) divided by the sum of the Separate Account Contract Value and the Fixed Account Contract Value [($91,560 - $0) / ($95,000 + $5,000) = 91.56%].

s
Since the ratio (91.56%) is greater than 83%, funds are transferred from the Investment Divisions and the Fixed Account Options to the GMWB Fixed Account. The amount of the transfer is equal to $57,800, which is the lesser of 1) the Separate Account Contract Value plus the Fixed Account Contract Value ($95,000 + $5,000 = $100,000) or 2) the liability (net of the GMWB Fixed Account Contract Value) less 80% of the sum of the Separate Account Contract Value and the Fixed Account Contract Value, divided by the difference between one and 80% [($91,560 - $0 - 0.80*($95,000 + $5,000)) / (1 - 0.80) = $57,800].

s	Your GMWB Fixed Account Contract Value is $57,800, which is your previous GMWB Fixed Account Contract Value plus the amount of the transfer ($0 + $57,800 = $57,800).

s
Your Separate Account Contract Value is $40,090, which is your previous Separate Account Contract Value less the amount of the transfer multiplied by the ratio of the Separate Account Contract Value to the sum of the Separate Account Contract Value and the Fixed Account Contract Value [$95,000 - $57,800 * ($95,000 / ($95,000 + $5,000)) = $40,090].

s
Your Fixed Account Contract Value is $2,110, which is your previous Fixed Account Contract Value less the amount of the transfer multiplied by the ratio of the Fixed Account Contract Value to the sum of the Separate Account Contract Value and the Fixed Account Contract Value [$5,000 - $57,800 * ($5,000 / ($95,000 + $5,000)) = $2,110].

▪
Example 14b: This example demonstrates what happens if on your 13th Contract Monthly Anniversary, your annuity factor is 14.83, your GAWA is $6,000, your GMWB Fixed Account Contract Value is $15,000, your Separate Account Contract Value is $90,000, your Fixed Account Contract Value is $10,000, your current allocation percentage to the Investment Divisions is 95%, and your current allocation percentage to the Fixed Account Options is 5%:

s	Your liability is equal to $88,980, which is your GAWA multiplied by your annuity factor ($6,000 * 14.83 = $88,980).

s
The ratio is equal to 73.98%, which is the liability (net of the GMWB Fixed Account Contract Value) divided by the sum of the Separate Account Contract Value and the Fixed Account Contract Value [($88,980 - $15,000) / ($90,000 + $10,000) = 73.98%].

s
Since the ratio (73.98%) is less 77%, funds are transferred from the GMWB Fixed Account to the Investment Divisions and the Fixed Account Options. The amount of the transfer is equal to $15,000, which is the lesser of 1) the GMWB Fixed Account Contract Value ($15,000) or 2) the GMWB Fixed Account Contract Value less the liability plus 80% of the sum of the Separate Account Contract Value and the Fixed Account Contract Value, divided by the difference between one and 80% [($15,000 - $88,980 + 0.80 * ($90,000 + $10,000)) / (1 - 0.80) = $30,100].

s	Your GMWB Fixed Account Contract Value is $0, which is your previous GMWB Fixed Account Contract Value less the amount of the transfer ($15,000 - $15,000 = $0).

s
Your Separate Account Contract Value is $104,250, which is your previous Separate Account Contract Value plus the amount of the transfer multiplied by your current allocation percentage to the Investment Divisions ($90,000 + $15,000 * 0.95 = $104,250).

s
Your Fixed Account Contract Value is $10,750, which is your previous Fixed Account Contract Value plus the amount of the transfer multiplied by your current allocation percentage to the Fixed Account Options ($10,000 + $15,000 * 0.05 = $10,750).

▪
Example 14c: This example demonstrates what happens if on your 25th Contract Monthly Anniversary, your annuity factor is 14.39, your GAWA is $6,000, your GMWB Fixed Account Contract Value is $100,000, your Separate Account Contract Value is $0, your Fixed Account Contract Value is $0, your current allocation percentage to the Investment Divisions is 95%, and your current allocation percentage to the Fixed Account Options is 5%:

s	Your liability is equal to $86,340, which is your GAWA multiplied by your annuity factor ($6,000 * 14.39 = $86,340).

s	The ratio is not calculated since the sum of the Separate Account Contract Value and the Fixed Account Contract Value is equal to zero.

s
Since all funds are allocated to the GMWB Fixed Account and the GMWB Fixed Account Contract Value ($100,000) is greater than the liability ($86,340), funds are transferred from the GMWB Fixed Account to the Investment Divisions and the Fixed Account Options. The amount of the transfer is equal to $68,300, which is the lesser of 1) the GMWB Fixed Account Contract Value ($100,000) or 2) the GMWB Fixed Account Contract Value less the liability plus 80% of the sum of the Separate Account Contract Value and the Fixed Account Contract Value, divided by the difference between one and 80% [($100,000 - $86,340 + 0.80 * ($0 + $0)) / (1 - 0.80) = $68,300].

s	Your GMWB Fixed Account Contract Value is $31,700, which is your previous GMWB Fixed Account Contract Value less the amount of the transfer ($100,000 - $68,300 = $31,700).

s
Your Separate Account Contract Value is $64,885, which is your previous Separate Account Contract Value plus the amount of the transfer multiplied by your current allocation percentage to the Investment Divisions ($0 + $68,300 * 0.95 = $64,885).

s
Your Fixed Account Contract Value is $3,415, which is your previous Fixed Account Contract Value plus the amount of the transfer multiplied by your current allocation percentage to the Fixed Account Options ($0 + $68,300 * 0.05 = $3,415).

▪	Notes:

s
If your GAWA had not yet been determined prior to the transfer of assets calculation, the GAWA used in the liability calculation will be based on the GAWA% for your attained age (or the attained age of the youngest Covered Life if your endorsement is a For Life GMWB with Joint Option) at the time of the calculation multiplied by your GWB at that time.

s
The amount transferred from each Investment Division and Fixed Account Option to the GMWB Fixed Account will be in proportion to their current value. The amount transferred to each Investment Division and Fixed Account Option will be based on your most current Premium allocation instructions.

s	Funds transferred out of the Fixed Account Option(s) will be subject to an Excess Interest Adjustment (if applicable).

s	No adjustments are made to the GWB, the GAWA, the Bonus Base (if applicable), the GWB Adjustment (if applicable), or the GMWB Death Benefit as a result of the transfer.

APPENDIX F

TRANSFER OF ASSETS METHODOLOGY

On each Contract Monthly Anniversary, transfers to or from the GMWB Fixed Account will be determined based on the formulas defined below.

Liability = GAWA x annuity factor

The Liability calculated in the above formula is designed to represent the projected value of this GMWB's benefits. If the GAWA% has not yet been determined, the GAWA used in the Liability calculation will be based on the GAWA% corresponding to the Owner's (or oldest Joint Owner's) attained age at the time the Liability is calculated, multiplied by the GWB at that time.

The tables of annuity factors (as shown below) are set at election of the Jackson Select Protector GMWB and do not change.

Ratio = (Liability – GMWB Fixed Account Contract Value) ÷ (Separate Account Contract Value + Fixed Account Contract Value)

If the sum of the Separate Account Contract Value and the Fixed Account Contract Value is equal to zero, the Ratio will not be calculated.

The transfer amount is determined as follows:

If the Ratio is less than 77% or if the GMWB Fixed Account Contract Value is greater than the Liability and all funds are allocated to the GMWB Fixed Account, the amount transferred from the GMWB Fixed Account is equal to the lesser of:

1.	The GMWB Fixed Account Contract Value; or

2.	(GMWB Fixed Account Contract Value + 80% x (Separate Account Contract Value + Fixed Account Contract Value) – Liability) ÷ (1-80%).

If the Ratio is greater than 83%, the amount transferred to the GMWB Fixed Account is equal to the lesser of:

1.	Separate Account Contract Value + Fixed Account Contract Value; or

2.	(Liability – GMWB Fixed Account Contract Value – 80% x (Separate Account Contract Value + Fixed Account Contract Value)) ÷ (1-80%).

Otherwise, no funds are transferred.

Under the Jackson Select Protector GMWB, if any transfer indicated by the above procedure would result in the GMWB Fixed Account Value exceeding 90% of the Contract Value, then the actual transfer will be such that exactly 90% of the Contract Value is allocated to the GMWB Fixed Account. Otherwise, the indicated transfer will be the actual transfer.

Jackson Select Protector GMWB
Transfer of Assets Provision
Annuity Factors*

Age**	Contract Monthly Anniversary

	1	2	3	4	5	6	7	8	9	10	11	12
65	15.26	15.22	15.19	15.15	15.12	15.08	15.05	15.01	14.97	14.94	14.90	14.87
66	14.83	14.79	14.76	14.72	14.68	14.65	14.61	14.57	14.54	14.50	14.46	14.43
67	14.39	14.35	14.32	14.28	14.25	14.21	14.18	14.14	14.10	14.07	14.03	14.00
68	13.96	13.92	13.89	13.85	13.81	13.77	13.74	13.70	13.66	13.62	13.59	13.55
69	13.51	13.47	13.44	13.40	13.37	13.33	13.30	13.26	13.22	13.19	13.15	13.12
70	13.08	13.04	13.01	12.97	12.93	12.89	12.86	12.82	12.78	12.74	12.71	12.67
71	12.63	12.59	12.56	12.52	12.48	12.44	12.41	12.37	12.33	12.29	12.26	12.22
72	12.18	12.14	12.11	12.07	12.03	12.00	11.96	11.92	11.89	11.85	11.81	11.78
73	11.74	11.70	11.67	11.63	11.60	11.56	11.53	11.49	11.45	11.42	11.38	11.35
74	11.31	11.27	11.24	11.20	11.16	11.12	11.09	11.05	11.01	10.97	10.94	10.90
75	10.86	10.82	10.79	10.75	10.72	10.68	10.65	10.61	10.57	10.54	10.50	10.47
76	10.43	10.39	10.36	10.32	10.28	10.25	10.21	10.17	10.14	10.10	10.06	10.03
77	9.99	9.96	9.92	9.89	9.85	9.82	9.78	9.75	9.71	9.68	9.64	9.61
78	9.57	9.54	9.50	9.47	9.43	9.40	9.36	9.33	9.29	9.26	9.22	9.19
79	9.15	9.12	9.08	9.05	9.01	8.98	8.94	8.91	8.87	8.84	8.80	8.77
80	8.73	8.70	8.66	8.63	8.60	8.56	8.53	8.50	8.46	8.43	8.40	8.36
81	8.33	8.30	8.26	8.23	8.20	8.16	8.13	8.10	8.06	8.03	8.00	7.96
82	7.93	7.90	7.86	7.83	7.80	7.76	7.73	7.70	7.66	7.63	7.60	7.56
83	7.53	7.50	7.47	7.44	7.41	7.38	7.35	7.31	7.28	7.25	7.22	7.19
84	7.16	7.13	7.10	7.07	7.04	7.01	6.98	6.95	6.92	6.89	6.86	6.83
85	6.80	6.77	6.74	6.71	6.68	6.65	6.62	6.59	6.56	6.53	6.50	6.47
86	6.44	6.41	6.39	6.36	6.33	6.30	6.28	6.25	6.22	6.19	6.17	6.14
87	6.11	6.08	6.06	6.03	6.00	5.98	5.95	5.92	5.90	5.87	5.84	5.82
88	5.79	5.76	5.74	5.71	5.69	5.66	5.64	5.61	5.58	5.56	5.53	5.51
89	5.48	5.46	5.43	5.41	5.38	5.36	5.34	5.31	5.29	5.26	5.24	5.21
90	5.19	5.17	5.14	5.12	5.10	5.07	5.05	5.03	5.00	4.98	4.96	4.93
91	4.91	4.89	4.87	4.85	4.83	4.81	4.79	4.76	4.74	4.72	4.70	4.68
92	4.66	4.64	4.62	4.60	4.58	4.56	4.54	4.51	4.49	4.47	4.45	4.43
93	4.41	4.39	4.37	4.35	4.33	4.31	4.30	4.28	4.26	4.24	4.22	4.20
94	4.18	4.16	4.14	4.13	4.11	4.09	4.07	4.05	4.03	4.02	4.00	3.98
95	3.96	3.94	3.93	3.91	3.89	3.87	3.86	3.84	3.82	3.80	3.79	3.77
96	3.75	3.73	3.72	3.70	3.68	3.66	3.65	3.63	3.61	3.59	3.58	3.56
97	3.54	3.52	3.51	3.49	3.47	3.46	3.44	3.42	3.41	3.39	3.37	3.36
98	3.34	3.32	3.31	3.29	3.27	3.26	3.24	3.22	3.21	3.19	3.17	3.16
99	3.14	3.12	3.11	3.09	3.07	3.06	3.04	3.02	3.01	2.99	2.97	2.96
100	2.94	2.92	2.91	2.89	2.87	2.85	2.84	2.82	2.80	2.78	2.77	2.75
101	2.73	2.71	2.70	2.68	2.66	2.65	2.63	2.61	2.60	2.58	2.56	2.55
102	2.53	2.51	2.50	2.48	2.46	2.45	2.43	2.41	2.40	2.38	2.36	2.35
103	2.33	2.31	2.30	2.28	2.26	2.24	2.23	2.21	2.19	2.17	2.16	2.14
104	2.12	2.10	2.09	2.07	2.06	2.04	2.03	2.01	1.99	1.98	1.96	1.95
105	1.93	1.91	1.90	1.88	1.87	1.85	1.84	1.82	1.80	1.79	1.77	1.76
106	1.74	1.73	1.71	1.70	1.68	1.67	1.65	1.64	1.62	1.61	1.59	1.58
107	1.56	1.55	1.53	1.52	1.50	1.49	1.47	1.46	1.44	1.43	1.41	1.40
108	1.38	1.37	1.35	1.34	1.33	1.31	1.30	1.29	1.27	1.26	1.25	1.23
109	1.22	1.21	1.19	1.18	1.17	1.15	1.14	1.13	1.11	1.10	1.09	1.07
110	1.06	1.05	1.04	1.03	1.01	1.00	0.99	0.98	0.97	0.96	0.94	0.93
111	0.92	0.91	0.90	0.89	0.88	0.87	0.86	0.84	0.83	0.82	0.81	0.80
112	0.79	0.78	0.77	0.76	0.75	0.74	0.73	0.72	0.71	0.70	0.69	0.68
113	0.67	0.66	0.65	0.64	0.63	0.62	0.62	0.61	0.60	0.59	0.58	0.57
114	0.56	0.55	0.54	0.54	0.53	0.52	0.51	0.50	0.49	0.49	0.48	0.47
115	0.46	0.42	0.38	0.35	0.31	0.27	0.23	0.19	0.15	0.12	0.08	0.04
* Annuity factors are based on the Annuity 2000 Mortality Table and 3.00% interest.

** The age of the Owner as of the effective date or the most recent Contract Anniversary. On each Contract Anniversary and at the effective date of the endorsement, if the Owner is aged 55-64 then the factor for age 65 and the first contract monthly anniversary will apply until age 65.

APPENDIX G

GMWB EXAMPLES

I.    LIFEGUARD FREEDOM 6 NET

Unless otherwise specified, the following examples apply to and assume you elected LifeGuard Freedom 6 Net GMWB (referred to below as a GMWB) when you purchased your Contract, no other optional benefits were elected, your initial Premium payment was $100,000, your GAWA is greater than your RMD (if applicable) at the time a withdrawal is requested, all partial withdrawals requested include any applicable charges and no prior partial withdrawals have been made. The examples assume that your age when the GAWA% is first determined corresponds to a GAWA% of 5%, the GMWB elected has a bonus percentage of 6%, the Contract Enhancement is 5%, and the GMWB and any For Life Guarantee have not been terminated as described in the Access to Your Money section of this prospectus. If your age at the time the GAWA% is first determined corresponds to a GAWA% other than 5%, the examples will still apply, given that you replace the 5% in each of the GAWA calculations with the appropriate GAWA%.

Example 1: This example demonstrates how GMWB values are set at election. This example applies ONLY if your endorsement was issued before 04/30/2012 or on or after 04/29/2013.

▪	Example 1a: If the GMWB is elected at issue:

s	Your initial GWB is $100,000, which is your initial Premium payment.

s	Your GAWA is $5,000, which is 5% of your initial GWB ($100,000*0.05 = $5,000).

s	Your initial GMWB Earnings Determination Baseline is $100,000, which is your initial Premium payment.

▪
Example 1b: If the GMWB is elected after issue (subject to availability) when the Contract Value is $105,000 and your Contract includes a Contract Enhancement with a total Recapture Charge of $5,000 at the time the GMWB is elected:

s	Your initial GWB is $100,000, which is your Contract Value ($105,000) less the Recapture Charge ($5,000) on the effective date of the endorsement.

s	Your GAWA is $5,000, which is 5% of your initial GWB ($100,000*0.05 = $5,000).

▪
Example 1c: If the GMWB is elected after issue (subject to availability) or you convert to another GMWB, if permitted, when the Contract Value is $110,000 and your Contract includes a Contract Enhancement with a total Recapture Charge of $5,000 at the time the GMWB is elected or converted:

s
Your initial GWB in your new GMWB is $105,000, which is your Contract Value ($110,000) less the Recapture Charge ($5,000) on the effective date of the endorsement. If you converted your GMWB when the GWB for your former GMWB was $120,000 and the Contract Value less the Recapture Charge declined to $105,000 prior to the conversion date, the conversion to the new GMWB would result in a $15,000 reduction in the GWB.

s	Your GAWA is $5,250, which is 5% of your initial GWB ($105,000*0.05 = $5,250).

▪	Notes:

s
Your initial Benefit Determination Baseline (BDB) is set equal to your initial Premium payment if the endorsement is elected at issue or your Contract Value less any applicable Recapture Charge if the endorsement is elected after issuance of the Contract (subject to availability).

s	Your initial Bonus Base is set equal to your GWB at the time of election.

s	Your initial GWB Adjustment is set equal to 200% times your initial GWB.

s
Your initial GMWB Earnings Determination Baseline is set equal to your initial Premium payment if the endorsement is elected at issue or your Contract Value less any applicable Recapture Charge if the endorsement is elected after issuance of the Contract (subject to availability).

Example 2: This example demonstrates how GMWB values are set at election. This example applies ONLY if your endorsement was issued on or after 04/30/2012 and before 04/29/2013.

▪	Example 2a: If the GMWB is elected at issue:

s	Your initial GWB is $105,000, which is your initial Premium payment ($100,000) plus any Contract Enhancement ($100,000*0.05=$5,000).

s	Your GAWA is $5,250, which is 5% of your initial GWB ($105,000*0.05 = $5,250).

s	Your initial GMWB Earnings Determination Baseline is $100,000, which is your initial Premium payment.

▪	Example 2b: If the GMWB is elected after issue (subject to availability) when the Contract Value is $105,000:

s	Your initial GWB is $105,000, which is your Contract Value on the effective date of the endorsement.

s	Your GAWA is $5,250, which is 5% of your initial GWB ($105,000*0.05 = $5,250).

▪	Example 2c: If the GMWB is elected after issue (subject to availability) or you convert to another GMWB, if permitted, when the Contract Value is $110,000 the time the GMWB is elected or converted:

s	Your initial GWB in your new GMWB is $110,000, which is your Contract Value ($110,000) on the effective date of the endorsement.

s	Your GAWA is $5,500, which is 5% of your initial GWB ($110,000*0.05 = $5,500).

▪	Notes:

s
Your initial Benefit Determination Baseline (BDB) is set equal to your initial Premium payment plus any Contract Enhancement, if the endorsement is elected at issue or your Contract Value if the endorsement is elected after issuance of the Contract (subject to availability).

s	Your initial Bonus Base is set equal to your GWB at the time of election.

s	Your initial GWB Adjustment is set equal to 200% times your initial GWB.

s	Your initial GMWB Earnings Determination Baseline is set equal to your initial Premium payment.

Example 3: This example demonstrates how your GAWA% is determined. Your GAWA% is determined on the earlier of the time of your first withdrawal, the date that your Contract Value reduces to zero, the date that the GMWB is continued by a spousal Beneficiary who is not a Covered Life, or upon election of the Life Income of a GMWB Income Option. Your GAWA% is set based upon your attained age at that time. Your initial GAWA is determined based on this GAWA% and the GWB at that time.

▪
If, at the time the GAWA% is determined, your GAWA% is 5% based on your attained age and your GWB is $100,000, your initial GAWA is $5,000, which is your GAWA% multiplied by your GWB at that time ($100,000 * 0.05 = $5,000).

▪	Notes:

s	Your GAWA% will be re-determined based on your attained age if your Contract Value at the time of a step-up is greater than the BDB.

Example 4: This example demonstrates how upon payment of a subsequent Premium, GMWB values may be re-determined. This example applies ONLY if your endorsement was issued before 04/30/2012 or on or after 04/29/2013.

▪	Example 4a: This example demonstrates what happens if you make an additional Premium payment of $50,000, and your GWB is $100,000 at the time of payment:

s
Your new GWB is $150,000, which is your GWB prior to the additional Premium payment ($100,000) plus your additional Premium payment ($50,000). Your GWB is subject to a maximum of $5,000,000 (see Example 4b).

s	Your GAWA is $7,500, which is your GAWA prior to the additional Premium payment ($5,000) plus 5% of your additional Premium payment ($50,000*0.05 = $2,500).

s
If GMWB Earnings Determination Baseline is $100,000 at the time of the additional Premium payment, your new GMWB Earnings Determination Baseline is $150,000, which is your GMWB Earnings Determination Baseline prior to the additional Premium payment ($100,000) plus your additional Premium payment ($50,000).

▪
Example 4b: This example demonstrates how GWB and GAWA are affected by the GWB $5,000,000 maximum, upon payment of a subsequent Premium. If you make an additional Premium payment of $100,000 and your GWB is $4,950,000 and your GAWA is $247,500 at the time of payment:

s	Your new GWB is $5,000,000, which is the maximum, since your GWB prior to the additional Premium payment ($4,950,000) plus your additional Premium payment ($100,000) exceeds the maximum of $5,000,000.

s	Your GAWA is $250,000, which is your GAWA prior to the additional Premium payment ($247,500) plus 5% of the allowable $50,000 increase in your GWB (($5,000,000 - $4,950,000)*0.05 = $2,500).

▪	Notes:

s	Your GAWA is recalculated upon payment of an additional Premium (as described above) only if such payment occurs after your GAWA % has been determined.

s	Your BDB is increased by the Premium payment. The BDB is not subject to a maximum of $5,000,000.

s	Your Bonus Base is increased by the Premium payment, subject to a maximum of $5,000,000.

s
If the Premium payment occurs prior to the first Contract Anniversary following the effective date of the endorsement, your GWB Adjustment is increased by the Premium payment times 200%, subject to a maximum of $5,000,000. For example, if, as in Example 4a, you make an additional Premium payment of $50,000 prior to your first Contract Anniversary following the effective date of the endorsement, and your GWB Adjustment value before the additional Premium payment is $200,000, then the GWB Adjustment is increased by 200% of the additional Premium payment. The resulting GWB Adjustment is $200,000 + $100,000 = $300,000.

s
If the Premium payment occurs on or after the first Contract Anniversary following the effective date of the endorsement, your GWB Adjustment is increased by the Premium payment, subject to a maximum of $5,000,000. For example, if you make an additional Premium payment of $50,000 after your first Contract Anniversary following the effective date of the endorsement, and your GWB Adjustment value before the additional Premium payment is $200,000, then the GWB Adjustment is increased by 100% of the additional Premium payment. The resulting GWB Adjustment is $200,000 + $50,000 = $250,000.

s	Your GMWB Earnings Determination Baseline is increased by the Premium payment but does not include the Contract Enhancement. The GMWB Earnings Determination Baseline is not subject to a maximum.

Example 5: This example demonstrates how upon payment of a subsequent Premium, GMWB values may be re-determined. This example applies ONLY if your endorsement was issued on or after 04/30/2012 and before 04/29/2013.

▪
Example 5a: This example demonstrates what happens if you make an additional Premium payment of $50,000, your GWB is $100,000 at the time of payment, and your Contract includes a Contract Enhancement provision which provides $2,500 to your Contract at the time of the Premium payment:

s
Your new GWB is $152,500, which is your GWB prior to the additional Premium payment ($100,000) plus your additional Premium payment ($50,000) plus your Contract Enhancement ($2,500). Your GWB is subject to a maximum of $5,000,000 (see Example 5b).

s	Your GAWA is $7,625, which is your GAWA prior to the additional Premium payment ($5,000) plus 5% of your additional Premium payment plus any Contract Enhancement (($50,000+$2,500)*0.05 = $2,625).

s
If GMWB Earnings Determination Baseline is $100,000 at the time of the additional Premium payment, your new GMWB Earnings Determination Baseline is $150,000, which is your GMWB Earnings Determination Baseline prior to the additional Premium payment ($100,000) plus your additional Premium payment ($50,000).

▪
Example 5b: This example demonstrates how GWB and GAWA are affected by the GWB $5,000,000 maximum, upon payment of a subsequent Premium. If you make an additional Premium payment, plus any Contract Enhancement, of $100,000 and your GWB is $4,950,000 and your GAWA is $247,500 at the time of payment:

s
Your new GWB is $5,000,000, which is the maximum, since your GWB prior to the additional Premium payment ($4,950,000) plus your additional Premium payment, plus any Contract Enhancement ($100,000) exceeds the maximum of $5,000,000.

s	Your GAWA is $250,000, which is your GAWA prior to the additional Premium payment ($247,500) plus 5% of the allowable $50,000 increase in your GWB (($5,000,000 - $4,950,000)*0.05 = $2,500).

▪	Notes:

s	Your GAWA is recalculated upon payment of an additional Premium (as described above) only if such payment occurs after your GAWA% has been determined.

s	Your BDB is increased by the Premium payment, plus any Contract Enhancement. The BDB is not subject to a maximum of $5,000,000.

s	Your Bonus Base is increased by the Premium payment, plus any Contract Enhancement, subject to a maximum of $5,000,000.

s
If the Premium payment occurs prior to the first Contract Anniversary following the effective date of the endorsement, your GWB Adjustment is increased by the Premium payment, plus any Contract Enhancement times 200%, subject to a maximum of $5,000,000. For example, if, as in Example 5a, you make an additional Premium payment, plus any Contract Enhancement of $52,500 prior to your first Contract Anniversary following the effective date of the endorsement, and your GWB Adjustment value before the additional Premium payment is $200,000, then the GWB Adjustment is increased by 200% of the additional Premium payment, plus any Contract Enhancement. The resulting GWB Adjustment is $200,000 + $105,000 = $305,000.

s
If the Premium payment occurs on or after the first Contract Anniversary following the effective date of the endorsement, your GWB Adjustment is increased by the Premium payment, plus any Contract Enhancement, subject to a maximum of $5,000,000. For example, if you make an additional Premium payment, plus any Contract Enhancement of $52,500 after your first Contract Anniversary following the effective date of the endorsement, and your GWB Adjustment value before the additional Premium payment is $200,000, then the GWB Adjustment is increased by 100% of the additional Premium payment, plus any Contract Enhancement. The resulting GWB Adjustment is $200,000 + $52,500 = $252,500.

s	Your GMWB Earnings Determination Baseline is increased by the Premium payment but does not include the Contract Enhancement. The GMWB Earnings Determination Baseline is not subject to a maximum.

Example 6: This example demonstrates how GMWB values are re-determined upon withdrawal of the guaranteed amount. (which is the greater of your GAWA or your RMD).

▪	Example 6a: This example demonstrates what happens if you withdraw an amount equal to your GAWA ($5,000) when your GWB is $100,000:

s	Your new GWB is $95,000, which is your GWB prior to the withdrawal ($100,000) less the amount of the withdrawal ($5,000).

s	Your GAWA for the next year remains $5,000, since you did not withdraw an amount that exceeds your GAWA.

s
If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($95,000 / $5,000 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪
Example 6b: This example demonstrates what happens if you withdraw an amount equal to your RMD ($7,500), which is greater than your GAWA ($5,000) when your GWB is $100,000 and the RMD provision is in effect for your endorsement:

s	Your new GWB is $92,500, which is your GWB prior to the withdrawal ($100,000) less the amount of the withdrawal ($7,500).

s	Your GAWA for the next year remains $5,000, since your withdrawal did not exceed the greater of your GAWA ($5,000) or your RMD ($7,500).

s
If you continued to take annual withdrawals equal to your GAWA, it would take approximately an additional 19 years to deplete your GWB ($92,500 / $5,000 per year = approximately 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Notes:

s	Your BDB remains unchanged since the BDB is not adjusted for partial withdrawals.

s
Your Bonus Base remains unchanged since the withdrawal did not exceed the guaranteed amount; however, no bonus will be applied to your GWB at the end of the Contract Year in which the withdrawal is taken.

s	Your Guaranteed Withdrawal Balance Adjustment provision is terminated since a withdrawal is taken.

s	If the For Life Guarantee is not in effect, and if your GWB falls below your GAWA at the end of your Contract Year, your GAWA will be adjusted to equal your GWB.

s
Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract. In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

s	This endorsement includes an Earnings-Sensitive Adjustment provision:

–
The GMWB Earnings Determination Baseline will be reduced by the amount of the withdrawal in excess of GMWB Earnings. The GMWB Earnings Determination Baseline cannot be reduced below zero, however. See Example 14.

–
An Earnings-Sensitive Adjustment will apply to your withdrawal, which will allow you to withdraw additional amounts from your Contract during that Contract Year without causing a proportional reduction of your GMWB. See Examples 14a and 14b.

Example 7: This example demonstrates how GMWB values are re-determined upon withdrawal of an amount that exceeds your guaranteed amount (as defined in Example 6).

▪	Example 7a: This example demonstrates what happens if you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $130,000 and your GWB is $100,000:

s
Your new GWB is $91,200, which is your GWB reduced dollar-for-dollar for your GAWA, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [($100,000 - $5,000)*(1 - ($10,000 - $5,000) / ($130,000 - $5,000)) = $91,200].

s
Your GAWA is recalculated to equal $4,800, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000 * (1 - ($10,000 - $5,000) / ($130,000 - $5,000)) = $4,800]. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($91,200 / $4,800 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Example 7b: This example demonstrates what happens if you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $105,000 and your GWB is $100,000:

s
Your new GWB is $90,250, which is your GWB reduced dollar-for-dollar for your GAWA, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [($100,000 - $5,000)*(1 - ($10,000 - $5,000) / ($105,000 - $5,000)) = $90,250].

s
Your GAWA is recalculated to equal $4,750, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000 * (1 - ($10,000 - $5,000)/($105,000 - $5,000)) = $4,750]. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($90,250 / $4,750 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Example 7c: This example demonstrates what happens if you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $55,000 and your GWB is $100,000:

s
Your new GWB is $85,500, which is your GWB reduced dollar-for-dollar for your GAWA, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [($100,000 - $5,000) * (1 - ($10,000 - $5,000) / ($55,000 - $5,000)) = $85,500].

s
Your GAWA is recalculated to equal $4,500, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000*(1-($10,000-$5,000)/($55,000 - $5,000))=$4,500]. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($85,500 / $4,500 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Notes:

s	Your BDB remains unchanged since the BDB is not adjusted for partial withdrawals.

s
Your Bonus Base is recalculated to equal the lesser of 1) your Bonus Base prior to the withdrawal or 2) your GWB following the withdrawal. In addition, no bonus will be applied to your GWB at the end of the Contract Year in which the withdrawal is taken.

s	Your Guaranteed Withdrawal Balance Adjustment provision is terminated since a withdrawal is taken.

s	If the For Life Guarantee is not in effect, and if your GWB falls below your GAWA at the end of your Contract Year, your GAWA will be adjusted to equal your GWB.

s
Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract. In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

s	This endorsement includes an Earnings-Sensitive Adjustment provision:

–
The GMWB Earnings Determination Baseline will be reduced by the amount of the withdrawal in excess of GMWB Earnings. The GMWB Earnings Determination Baseline cannot be reduced below zero, however. See Example 14.

–
Your GWB will be reduced dollar-for-dollar for up to the sum of the Earnings-Sensitive Adjustments during that Contract Year and the GAWA, and your GWB and GAWA will be reduced proportionally only for the portion of the withdrawal in excess of that amount. See Example 14c.

Example 8: This example illustrates how GMWB values are re-determined upon step-up.

▪	Example 8a: This example demonstrates what happens if at the time of step-up your Contract Value is $200,000, your GWB is $90,000, and your GAWA is $5,000:

s	Your new GWB is recalculated to equal $200,000, which is equal to your Contract Value.

s
If the step-up occurs after the initial determination of your GAWA%, the GAWA% will be re-determined based on your attained age (or the youngest Covered Life’s attained age if your endorsement is a For Life GMWB with Joint Option) if your Contract Value at the time of the step-up is greater than your BDB.

–	If, in the example above, your BDB is $100,000 and the GAWA% at the applicable attained age is 6%:

•	Your GAWA% is set to 6%, since your Contract Value ($200,000) is greater than your BDB ($100,000).

•	Your GAWA is equal to $12,000, which is your new GWB multiplied by your new GAWA% ($200,000 * 0.06 = $12,000).

•	Your BDB is recalculated to equal $200,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value at the time of step-up ($200,000).

s
If your Bonus Base is $100,000 just prior to the step-up, your Bonus Base is recalculated to equal $200,000, which is the greater of 1) your Bonus Base prior to the step-up ($100,000) or 2) your GWB following the step-up ($200,000).

–
If you have not passed your Contract Anniversary immediately following your 80th birthday (or the youngest Covered Life’s 80th birthday if your endorsement is a For Life GMWB with Joint Option), your Bonus Period will re-start since your Bonus Base has been increased due to the step-up.

▪	Example 8b: This example demonstrates what happens if at the time of step-up your Contract Value is $90,000, your GWB is $80,000, and your GAWA is $5,000:

s	Your new GWB is recalculated to equal $90,000, which is equal to your Contract Value.

s	Your GAWA for the next year remains $5,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($90,000*0.05 = $4,500).

–
After step-up, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 18 years to deplete your GWB ($90,000 / $5,000 per year = 18 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 18 years, provided that the withdrawals are taken prior to the Latest Income Date.

s
If the step-up occurs after the initial determination of your GAWA%, the GAWA% will be re-determined based on your attained age (or the youngest Covered Life’s attained age if your endorsement is a For Life GMWB with Joint Option) if your Contract Value is greater than your BDB. However, in this case, it is assumed that your BDB is $100,000. See examples 1, 2, 4, and 5 for a description of how the BDB is determined. Your BDB remains $100,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value at the time of step-up ($90,000). Because the BDB did not increase upon step-up, this is not an opportunity for a redetermination of the GAWA%. Your GAWA for the next year remains $5,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($90,000*0.05 = $4,500)

s
If your Bonus Base is $100,000 just prior to the step-up, your Bonus Base remains $100,000, which is the greater of 1) your Bonus Base prior to the step-up ($100,000) or 2) your GWB following the step-up ($90,000).

–	Even though this endorsement allows for the Bonus Period to re-start, your Bonus Period will not re-start since your Bonus Base has not been increased due to the step-up.

▪	Notes:

s
The Company may increase the GMWB charge upon step-up. You will have an opportunity to discontinue the automatic step-ups and avoid the potential increase in charge due to step-up. You should carefully consider this decision and consult your representative.

s	Your GWB will only step-up to the Contract Value if the Contract Value is greater than your GWB at the time of the automatic step-up.

s	Your Bonus Base will be re-determined only if your GWB is increased upon step-up to a value above your Bonus Base just prior to the step-up.

s	Your GAWA is recalculated upon step-up (as described above) only if the step-up occurs after your GAWA% has been determined.

s	Your GWB Adjustment remains unchanged since step-ups do not impact the GWB Adjustment.

s	Your GMWB Earnings Determination Baseline remains unchanged since step-ups do not impact the GMWB Earnings Determination Baseline.

Example 9: This example demonstrates how the timing of a withdrawal request interacts with the timing of the step-up provision to impact re-determination of GMWB values.

▪
Example 9a: This example demonstrates what happens if prior to any transactions your Contract Value is $200,000, your GAWA is $5,000, your GAWA% is not eligible for re-determination upon step-up your GWB is $100,000 and you wish to step-up your GWB (or your GWB is due to step-up automatically) and you also wish to take a withdrawal of an amount equal to $5,000:

s
If you request the withdrawal the day after the step-up, upon step-up, your GWB is set equal to $200,000, which is your Contract Value. At that time, your GAWA is recalculated and is equal to $10,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($200,000*0.05 = $10,000). On the day following the step-up and after the withdrawal of $5,000, your new GWB is $195,000, which is your GWB less the amount of the withdrawal ($200,000 - $5,000 = $195,000) and your GAWA will remain at $10,000 since the amount of the withdrawal does not exceed your GAWA. If you continued to take annual withdrawals equal to your GAWA, it would take approximately an additional 20 years to deplete your GWB ($195,000 / $10,000 per year = approximately 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

–
If your Bonus Base is $100,000 just prior to the step-up, at the time of step-up, your Bonus Base is recalculated and is equal to $200,000, which is the greater of 1) your Bonus Base prior to the step-up ($100,000) or 2) your GWB following the step-up ($200,000). Your Bonus Base is not adjusted upon withdrawal since the amount of the withdrawal does not exceed your GAWA.

–
If you have not passed the Contract Anniversary immediately following your 80th birthday (or the youngest Covered Life’s 80th birthday if your endorsement is a For Life GMWB with Joint Option), your Bonus Period will re-start since your Bonus Base has been increased due to the step-up.

–
If your BDB is $100,000 just prior to the step-up, then at the time of step-up, your BDB is recalculated and is equal to $200,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value at the time of step-up ($200,000). Your BDB is not adjusted upon withdrawal since the BDB is not reduced for partial withdrawals.

s
If you request the withdrawal prior to the step-up, immediately following the withdrawal transaction, your new GWB is $95,000, which is your GWB less the amount of the withdrawal ($100,000 - $5,000 = $95,000) and your Contract Value becomes $195,000, which is your Contract Value prior to the withdrawal less the amount of the withdrawal ($200,000 - $5,000 = $195,000). Upon step-up following the withdrawal, your GWB is set equal to $195,000, which is your Contract Value. At that time, your GAWA is recalculated and is equal to $9,750, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($195,000*0.05 = $9,750). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($195,000 / $9,750 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

–
If your Bonus Base is $100,000 just prior to the withdrawal, then at the time of the withdrawal, your Bonus Base is not adjusted since the amount of the withdrawal does not exceed your GAWA. At the time of step-up, your Bonus Base is recalculated and is equal to $195,000, which is the greater of 1) your Bonus Base prior to the step-up ($100,000) or 2) your GWB following the step-up ($195,000).

–
If you have not passed the Contract Anniversary immediately following your 80th birthday (or the youngest Covered Life’s 80th birthday if your endorsement is a For Life GMWB with Joint Option), your Bonus Period will re-start since your Bonus Base has been increased due to the step-up.

–
If your BDB is $100,000 just prior to the withdrawal, then at the time of the withdrawal, your BDB is not adjusted since the BDB is not reduced for partial withdrawals. At the time of step-up, your BDB is recalculated and is equal to $195,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value at the time of step-up ($195,000).

▪	Notes:

s
As the example illustrates, when considering a request for a withdrawal at or near the same time as the election or automatic application of a step-up, the order of the transactions may impact your GAWA.

–
If the step-up would result in an increase in your GAWA and the requested withdrawal is less than or equal to your new GAWA, your GAWA resulting after the two transactions would be greater if the withdrawal is requested after the step-up is applied. This is especially true if your endorsement allows for re-determination of the GAWA% and the step-up would result in a re-determination of the GAWA%.

–
If the step-up would result in an increase in your GAWA, and the withdrawal requested is greater than your new GAWA, your GAWA resulting after the two transactions would be greater if the withdrawal is requested after the step-up is applied.

–	Otherwise, your GAWA resulting from the transactions is the same regardless of the order of transactions.

s	This example would also apply in situations when the withdrawal exceeded your GAWA but not your permissible RMD.

s	The Company may increase the GMWB charge upon step-up.

s	Your GWB will only step-up to the Contract Value if the Contract Value is greater than your GWB at the time of the automatic step-up.

s	Your Bonus Base will be re-determined only if your GWB is increased upon step-up to a value above your Bonus Base just prior to the step-up.

s	Your GAWA% is determined at the time of the withdrawal (if not previously determined).

–	Your GAWA% is re-determined upon step-up if your Contract Value is greater than your BDB.

s	Your Guaranteed Withdrawal Balance Adjustment provision is terminated at the time of the withdrawal.

s	If the For Life Guarantee is not in effect, and if your GWB falls below your GAWA at the end of your Contract Year, your GAWA will be adjusted to equal your GWB.

s
Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract. In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

s
Your GMWB Earnings Determination Baseline would not be adjusted for the step-up since step-ups do not impact the GMWB Earnings Determination Baseline, but your GMWB Earnings Determination Baseline may be reduced for the withdrawal. See example 14 to see how the GMWB Earnings Determination Baseline is re-determined on a withdrawal.

Example 10: This example illustrates how GMWB values are re-determined upon application of the Guaranteed Withdrawal Balance Bonus.

▪	Example 10a: This example demonstrates what happens if at the end of a Contract Year in which you have taken no withdrawals, your GWB is $100,000, your Bonus Base is $100,000, and your GAWA is $5,000:

s	Your new GWB is recalculated to equal $106,000, which is equal to your GWB plus 6% of your Bonus Base ($100,000 + $100,000*0.06 = $106,000).

s	Your GAWA for the next year is recalculated to equal $5,300, which is the greater of 1) your GAWA prior to the application of the bonus ($5,000) or 2) 5% of your new GWB ($106,000*0.05 = $5,300).

s
After the application of the bonus, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($106,000 / $5,300 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Example 10b: This example demonstrates what happens if at the end of a Contract Year in which you have taken no withdrawals, your GWB is $90,000, your Bonus Base is $100,000, and your GAWA is $5,000:

s	Your new GWB is recalculated to equal $96,000, which is equal to your GWB plus 6% of your Bonus Base ($90,000 + $100,000*0.06 = $96,000).

s	Your GAWA for the next year remains $5,000, which is the greater of 1) your GAWA prior to the application of the bonus ($5,000) or 2) 5% of your new GWB ($96,000*0.05 = $4,800).

s
After the application of the bonus, if you continued to take annual withdrawals equal to your GAWA, it would take approximately an additional 20 years to deplete your GWB ($96,000 / $5,000 per year = approximately 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Notes:

s	Your Bonus Base is not recalculated upon the application of the bonus to your GWB.

s	Your GAWA is recalculated upon the application of the bonus (as described above) only if the application of the bonus occurs after your GAWA% has been determined.

s	Your BDB remains unchanged since the BDB is not impacted by the application of the bonus.

s	Your GWB Adjustment remains unchanged since the GWB Adjustment is not impacted by the application of the bonus.

s	If the For Life Guarantee is not in effect, and if your GWB falls below your GAWA at the end of your Contract Year, your GAWA will be adjusted to equal your GWB.

s
If your endorsement includes an Earnings-Sensitive Adjustment provision, your GMWB Earnings Determination Baseline remains unchanged since the GMWB Earnings Determination Baseline is not impacted by the application of the bonus.

Example 11: This example illustrates how the GAWA is re-determined when the For Life Guarantee becomes effective after the effective date of the endorsement. At the time the For Life Guarantee becomes effective, your GAWA is re-determined.

▪	Example 11a: This example demonstrates what happens if on the reset date your Contract Value is $30,000, your GWB is $50,000, and your GAWA is $5,000:

s	Your GAWA for the next year is recalculated to equal $2,500, which is equal to 5% of the current GWB ($50,000*0.05 = $2,500).

s
The For Life Guarantee becomes effective, thus allowing you to make annual withdrawals equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), provided that the withdrawals are taken prior to the Latest Income Date. Once the For Life Guarantee becomes effective, it remains in effect until the endorsement is terminated, as described in the Access to Your Money section of this prospectus, or upon continuation of the Contract by the spouse (unless your endorsement is a For Life GMWB with Joint Option and the spouse continuing the Contract is a Covered Life in which case the For Life Guarantee remains in effect upon continuation of the Contract by the spouse).

▪	Example 11b: This example demonstrates what happens if your Contract Value has fallen to $0 prior to the reset date, your GWB is $50,000 and your GAWA is $5,000:

s
You will continue to receive automatic payments of a total annual amount that equals your GAWA until your GWB is depleted. However, your GAWA would not be permitted to exceed your remaining GWB. Your GAWA is not recalculated since the Contract Value is $0.

s	The For Life Guarantee does not become effective due to the depletion of the Contract Value prior to the effective date of the For Life Guarantee.

▪	Example 11c: This example demonstrates what happens if on the reset date, your Contract Value is $50,000, your GWB is $0, and your GAWA is $5,000:

s	Your GAWA for the next year is recalculated to equal $0, which is equal to 5% of the current GWB ($0*0.05 = $0).

s
The For Life Guarantee becomes effective, thus allowing you to make annual withdrawals equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), provided that the withdrawals are taken prior to the Latest Income Date. Once the For Life Guarantee becomes effective, it remains in effect until the endorsement is terminated, as described in the Access to Your Money section of this prospectus, or upon continuation of the Contract by the spouse (unless your endorsement is a For Life GMWB with Joint Option and the spouse continuing the Contract is a Covered Life in which case the For Life Guarantee remains in effect upon continuation of the Contract by the spouse).

s
Although your GAWA is $0, upon step-up or subsequent Premium payments, your GWB and your GAWA would increase to values greater than $0 and since the For Life Guarantee has become effective, you could withdraw an annual amount equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), provided that the withdrawals are taken prior to the Latest Income Date.

▪	Notes:

s
Your reset date is the Contract Anniversary on or immediately following the date you attain age 59 1/2 (or the date the youngest Covered Life attains, or would have attained, age 59 1/2 if your endorsement is a For Life GMWB with Joint Option).

Example 12: This example illustrates how the For Life Guarantee is affected upon death of the Owner on a For Life GMWB with Joint Option. (This example only applies if your endorsement is a For Life GMWB with Joint Option.)

▪	This example demonstrates what happens if at the time of the death of the Owner (or either Joint Owner) the Contract Value is $105,000 and your GWB is $100,000:

s
If your endorsement has a For Life Guarantee that becomes effective after the effective date of the endorsement, the surviving Covered Life may continue the Contract and the For Life Guarantee will remain in effect or become effective on the Contract Anniversary on the reset date. Once the For Life Guarantee becomes effective, the surviving Covered Life will be able to take annual withdrawals equal to the GAWA for the rest of his or her life, provided that the withdrawals are taken prior to the Latest Income Date.

s
If your endorsement has a For Life Guarantee that becomes effective on the effective date of the endorsement, the surviving Covered Life may continue the Contract and the For Life Guarantee will remain in effect. The GAWA% and the GAWA will continue to be determined or re-determined based on the youngest Covered Life’s attained age (or the age he or she would have attained). The surviving Covered Life will be able to take annual withdrawals equal to the GAWA for the rest of his or her life, provided that the withdrawals are taken prior to the Latest Income Date.

s
The surviving spouse who is not a Covered Life may continue the Contract and the For Life Guarantee is null and void. However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted, provided that the withdrawals are taken prior to the Latest Income Date.

s	Your GWB remains $100,000 and your GAWA remains unchanged at the time of continuation.

▪	Notes:

s
If your endorsement has a For Life Guarantee that becomes effective after the effective date of the endorsement, your reset date is the Contract Anniversary on or immediately following the date that the youngest Covered Life attains (or would have attained) age 59 1/2.

s	Your Bonus Base remains unchanged at the time of continuation.

s	Your BDB remains unchanged at the time of continuation.

s	Your GMWB Earnings Determination Baseline remains unchanged at the time of continuation.

Example 13: This example demonstrates how the GWB is re-determined upon application of the Guaranteed Withdrawal Balance Adjustment.

▪
Example 13a: This example demonstrates what happens if on the GWB Adjustment Date, your GWB is $160,000, your GWB Adjustment is $200,000, and you have taken no withdrawals on or prior to the GWB Adjustment Date:

s	Your new GWB is recalculated to equal $200,000, which is the greater of 1) your GWB prior to the application of the GWB Adjustment ($160,000) or 2) the GWB Adjustment ($200,000).

▪
Example 13b: This example demonstrates what happens if on the GWB Adjustment Date, your GWB is $210,000, your GWB Adjustment is $200,000, and you have taken no withdrawals on or prior to the GWB Adjustment Date:

s	Your new GWB is recalculated to equal $210,000, which is the greater of 1) your GWB prior to the application of the GWB Adjustment ($210,000) or 2) the GWB Adjustment ($200,000).

▪	Notes:

s	The GWB Adjustment provision is terminated on the GWB Adjustment Date after the GWB Adjustment is applied (if any).

s	Since you have taken no withdrawals, your GAWA% and GAWA have not yet been determined, thus no adjustment is made to your GAWA.

s	No adjustment is made to your Bonus Base since the Bonus Base is not impacted by the GWB Adjustment.

s	No adjustment is made to your BDB since the BDB is not impacted by the GWB Adjustment.

s	No adjustment is made to your GMWB Earnings Determination Baseline since the GMWB Earnings Determination Baseline is not impacted by the GWB Adjustment.

Example 14: This example expands on the basic examples at pages 96 and 109 and demonstrates how GMWB values are valued and re-determined at the time of a withdrawal when the Earnings-Sensitive Adjustment increases the permissible withdrawal amount.

▪
Example 14a: This example demonstrates how the Earnings-Sensitive Adjustment is applied if the GMWB Earnings are in excess of the total withdrawal. This example assumes that you request a withdrawal that includes the applicable Earnings-Sensitive Adjustment, if any, where at the time of the withdrawal your Contract Value is $118,000, your GWB is $100,000, your GAWA is $5,000, your GMWB Earnings Determination Baseline is $100,000, and the For Life Guarantee is in effect.

You have taken no other partial withdrawals during the current Contract Year. Thus, your requested withdrawal amount (before the application of the Earnings-Sensitive Adjustment) is $5,000:

s	Your GMWB Earnings are equal to $18,000, which is the greater of zero and your Contract Value less your GMWB Earnings Determination Baseline ($118,000 - $100,000 = $18,000).

s
Your MEWAR is equal to $5,000, which is the greater of zero and the Earnings-Sensitive Adjustments thus far in the current Contract Year plus the GAWA less all partial withdrawals thus far in the current Contract Year ($0 + $5,000 - $0 = $5,000). Since no withdrawals have been taken in the current Contract Year the MEWAR equals the GAWA.

s	The Earnings-Sensitive Adjustment is equal to $3,333, which is the lesser of two quantities:

–	$7,200, which is equal to 40% of the GMWB Earnings (0.40 * $18,000 = $7,200)

–	$3,333, which is equal to 2/3 of the lesser of the MEWAR and the withdrawal amount prior to the Earnings-Sensitive Adjustment (2/3 * $5,000 = $3,333).

s
The total withdrawal amount is equal to $8,333, which is the requested withdrawal amount before the Earnings-Sensitive Adjustment (or your MEWAR) plus the Earnings-Sensitive Adjustment ($5,000 + $3,333 = $8,333).

s	Your Contract Value after the withdrawal is equal to $109,667, which is the Contract Value prior to the withdrawal less the total withdrawal amount ($118,000 - $8,333 = $109,667).

s
Your GMWB Earnings Determination Baseline after the withdrawal is equal to $100,000, which is the GMWB Earnings Determination Baseline prior to the withdrawal ($100,000) reduced by the amount of the withdrawal in excess of GMWB Earnings ($0, since the withdrawal of $8,333 is less than the GMWB Earnings of $18,000). Since the GMWB Earnings is in excess of the total withdrawal the GMWB Earnings Determination Baseline is not reduced.

s
Your MEWAR after the withdrawal is equal to $0, which is the greater of zero and the Earnings-Sensitive Adjustments thus far in the current Contract Year plus the GAWA less all partial withdrawals thus far in the current Contract Year ($3,333 + $5,000 - $8,333 = 0).

s
Your GWB after the withdrawal is equal to $91,667, which is the GWB before the withdrawal less the total partial withdrawal ($100,000 - $8,333 = $91,667). Since the total partial withdrawals for the year do not exceed the total Earnings-Sensitive Adjustments for the current Contract Year ($3,333) plus the GAWA ($5,000), no proportional reduction applies to your GWB for this withdrawal.

s
Since the total partial withdrawals for the year do not exceed the total Earnings-Sensitive Adjustments for the current Contract Year ($3,333) plus the GAWA ($5,000), your GAWA is unchanged after the withdrawal.

▪
Example 14b: This example demonstrates how the Earnings-Sensitive Adjustment is applied if there are no GMWB Earnings in the Contract, i.e. your Contract Value is less than the GMWB Earnings Determination Baseline at the time of your total withdrawal. This example assumes that you request a withdrawal that includes the applicable Earnings-Sensitive Adjustment, if any, where at the time of the withdrawal your Contract Value is $98,000, your GWB is $100,000, your GAWA is $5,000, your GMWB Earnings Determination Baseline is $100,000, and the For Life Guarantee is in effect. You have taken no other partial withdrawals during the current Contract Year. Thus, your requested withdrawal amount (before the application of the Earnings-Sensitive Adjustment) is $5,000:

s	Your GMWB Earnings are equal to $0, which is the greater of zero and your Contract Value less your GMWB Earnings Determination Baseline ($98,000 - $100,000 = -$2,000 which is less than zero).

s
Your MEWAR is equal to $5,000, which is the greater of zero and the Earnings-Sensitive Adjustments thus far in the current Contract Year plus the GAWA less all partial withdrawals thus far in the current Contract Year ($0 + $5,000 - $0 = $5,000). Since no withdrawals have been taken in the current Contract Year the MEWAR equals the GAWA.

s	The Earnings-Sensitive Adjustment is equal to $0, which is the lesser of two quantities:

–	$0, which is equal to 40% of the GMWB Earnings (0.40 * $0 = $0)

–	$3,333, which is equal to 2/3 of the lesser of the MEWAR and the withdrawal amount prior to the Earnings-Sensitive Adjustment (2/3 * $5,000 = $3,333).

s
The total withdrawal amount is equal to $5,000, which is the requested withdrawal amount before the Earnings-Sensitive Adjustment (or your MEWAR) plus the Earnings-Sensitive Adjustment ($5,000 + $0 = $5,000).

s	Your Contract Value after the withdrawal is equal to $93,000, which is the Contract Value prior to the withdrawal less the total withdrawal amount ($98,000 - $5,000 = $93,000).

s
Your GMWB Earnings Determination Baseline after the withdrawal is equal to $95,000, which is the GMWB Earnings Determination Baseline prior to the withdrawal ($100,000) reduced by the amount of the withdrawal in excess of GMWB Earnings ($5,000 - $0 = $5,000). Since there are no GMWB Earnings at the time of the withdrawal the GMWB Earnings Determination Baseline is reduced by the total withdrawal amount.

s
Your MEWAR after the withdrawal is equal to $0, which is the greater of zero and the Earnings-Sensitive Adjustments thus far in the current Contract Year plus the GAWA less all partial withdrawals thus far in the current Contract Year ($0 + $5,000 - $5,000 = 0).

s
Your GWB after the withdrawal is equal to $95,000, which is the GWB before the withdrawal less the total partial withdrawal ($100,000 - $5,000 = $95,000). Since the total partial withdrawals for the year do not exceed the total Earnings-Sensitive Adjustments for the current Contract Year ($0) plus the GAWA ($5,000), no proportional reduction applies to your GWB for this withdrawal.

s
Since the total partial withdrawals for the year do not exceed the total Earnings-Sensitive Adjustments for the current Contract Year ($0) plus the GAWA ($5,000), your GAWA is unchanged after the withdrawal.

▪
Example 14c: This example demonstrates an Excess Withdrawal that results in a re-determination of your GWB and GAWA. This example assumes that you request a withdrawal for $15,000 where at the time of the withdrawal your Contract Value is $108,000, your GWB is $100,000, your GAWA is $5,000, your GMWB Earnings Determination Baseline is $100,000, and the For Life Guarantee is in effect. You have taken no other partial withdrawals during the current Contract Year.

s	Your GMWB Earnings are equal to $8,000, which is the greater of zero and your Contract Value less your GMWB Earnings Determination Baseline ($108,000 - $100,000 = $8,000).

s
Your MEWAR is equal to $5,000, which is the greater of zero and the Earnings-Sensitive Adjustments thus far in the current Contract Year plus the GAWA less all partial withdrawals thus far in the current Contract Year ($0 + $5,000 - $0 = $5,000). Since no withdrawals have been taken in the current Contract Year the MEWAR equals the GAWA.

s
Because you specified a withdrawal of exactly $15,000 including the Earnings-Sensitive Adjustment, the amount of the Earnings-Sensitive Adjustment for that withdrawal must be calculated. This requires a couple of steps.

First, the Earnings-Sensitive Adjustment that would apply to a withdrawal of the MEWAR is calculated. This is the maximum Earnings-Sensitive Adjustment that could apply to a withdrawal of any size at that time. The maximum Earnings-Sensitive Adjustment is equal to $3,200, which is the lesser of two quantities:

$3,200, which is equal to 40% of the GMWB Earnings (0.40 * $8,000 = $3,200)
$3,333, which is equal to 2/3 of the MEWAR (2/3 * $5,000 = $3,333).

Second, your requested withdrawal is compared to the withdrawal of the MEWAR ($5,000) plus the maximum Earnings-Sensitive Adjustment ($3,200). Your requested withdrawal of $15,000 is greater than $8,200 ($5,000 + $3,200), so your Earnings-Sensitive Adjustment is equal to the maximum Earnings-Sensitive Adjustment ($3,200).

Thus, your $15,000 withdrawal has a $3,200 Earnings-Sensitive Adjustment. Note that the result is the same as if you had requested a withdrawal of $11,800 plus the Earnings-Sensitive Adjustment, since your total withdrawal would also have been $15,000 in that case.

s	The total withdrawal amount is equal to $15,000. Thus, your requested withdrawal exceeds your GAWA plus the Earnings-Sensitive Adjustment.

s	Your Contract Value after the withdrawal is equal to $93,000, which is the Contract Value prior to the withdrawal less the total withdrawal amount ($108,000 - $15,000 = $93,000).

s
Your GMWB Earnings Determination Baseline after the withdrawal is equal to $93,000, which is the GMWB Earnings Determination Baseline prior to the withdrawal ($100,000) reduced by the amount of the withdrawal in excess of GMWB Earnings ($15,000 - $8,000 = $7,000). Since a portion of the total withdrawal ($7,000) is in excess of GMWB Earnings, the GMWB Earnings Determination Baseline is reduced by the amount of the withdrawal in excess of GMWB Earnings.

s
Your MEWAR after the withdrawal is equal to $0, which is the greater of zero and the Earnings-Sensitive Adjustments thus far in the current Contract Year plus the GAWA less all partial withdrawals thus far in the current Contract Year ($3,200 + $5,000 - $15,000 = -$6,800 which is less than zero).

s
Your GWB after the withdrawal is equal to $85,545, which is your GWB reduced dollar-for-dollar for your GAWA plus the Earnings-Sensitive Adjustments in the current Contract Year, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA plus the Earnings-Sensitive Adjustments for the current Contract Year [($100,000 - $8,200) * (1 - ($15,000 - $8,200) / ($108,000 - $8,200)) = $85,545].

s
Since the total partial withdrawals for the year ($15,000) then exceeds the total Earnings-Sensitive Adjustments for the current Contract Year ($3,200) plus the GAWA ($5,000), your GAWA after the withdrawal is equal to $4,659, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA plus the Earnings-Sensitive Adjustments for the current Contract Year [$5,000*(1-($15,000-$8,200)/($108,000-$8,200))=$4,659].

▪	Notes:

s	If your For Life Guarantee is not in effect, your Earnings-Sensitive Adjustment may not exceed the greater of zero or your GWB less the MEWAR.

s
If you request a withdrawal of an exact amount (for example, you wish to take a withdrawal from your Contract Value of only your GAWA, and no more), an Earnings-Sensitive Adjustment will still be calculated. The effect of that Earnings-Sensitive Adjustment will be to potentially allow for an additional amount available for withdrawal during the current

Contract Year without incurring proportional reduction of your benefit. In other words, due to the Earnings-Sensitive Adjustment your GAWA may decrease by less than the total amount of Contract Value withdrawn.

II.    MARKETGUARD STRETCH
Unless otherwise specified, the following examples assume you elected MarketGuard Stretch with a 5% benefit when you purchased your Contract, no other optional benefits were elected, your initial Premium payment was $100,000, your GAWA is greater than your Stretch RMD at the time a withdrawal is requested, all partial withdrawals requested include any applicable charges, and no prior partial withdrawals have been made. The examples also assume that the GMWB has not been terminated as described in the Access to Your Money section of this prospectus.

Example 1: This example demonstrates how GMWB values are set at election.

▪	Example 1a: If the GMWB is elected at issue:

s	Your initial GWB is $100,000, which is your initial Premium payment.

s	Your GAWA is $5,000, which is 5% of your initial GWB ($100,000*0.05 = $5,000).

s	Your initial GMWB Charge Base is $100,000, which is your initial GWB.

▪
Example 1b: If the GMWB is elected after issue (if permitted) when the Contract Value is $105,000 and your Contract includes a Contract Enhancement with a total Recapture Charge of $5,000 at the time the GMWB is elected:

s	Your initial GWB is $100,000, which is your Contract Value ($105,000) less the Recapture Charge ($5,000) on the effective date of the endorsement.

s	Your GAWA is $5,000, which is 5% of your initial GWB ($100,000*0.05 = $5,000).

s	Your initial GMWB Charge Base is $100,000, which is your initial GWB.

▪
Example 1c: If the GMWB is elected after issue (if permitted) or you convert to the GMWB from another GMWB (if permitted) when the Contract Value is $110,000 and your Contract includes a Contract Enhancement with a total Recapture Charge of $5,000 at the time the GMWB is elected or converted:

s	Your initial GWB in your new GMWB is $105,000, which is your Contract Value ($110,000) less the Recapture Charge ($5,000) on the effective date of the endorsement.

s	Your GAWA is $5,250, which is 5% of your initial GWB ($105,000*0.05 = $5,250).

▪	Notes:

s	Your GAWA% and GAWA are not determined until the earlier of the time of your first withdrawal or the date that your Contract Value reduces to zero.

Example 2: This example demonstrates how your GAWA% is determined. Your GAWA% is determined on the earlier of the time of your first withdrawal or the date that your Contract Value reduces to zero. Your GAWA% is set based upon your attained age at that time. Your initial GAWA is determined based on this GAWA% and the GWB at that time.

▪
If, at the time the GAWA% is determined, your GAWA% is 5% based on your attained age and your GWB is $100,000, your initial GAWA is $5,000, which is your GAWA% multiplied by your GWB at that time ($100,000 * 0.05 = $5,000).

Example 3: This example demonstrates how upon payment of a subsequent Premium, GMWB values may be re-determined.

▪
Example 3a: This example demonstrates what happens if you make an additional Premium payment of $50,000, your GWB is $100,000, your GAWA is $5,000, your GMWB Charge Base is $100,000, and your Contract includes a Contract Enhancement provision which provides $2,500 to your Contract at the time of the Premium payment:

s
Your new GWB is $150,000, which is your GWB prior to the additional Premium payment ($100,000) plus your additional Premium payment ($50,000). Your GWB is subject to a maximum of $5,000,000 (see Example 3b).

s	Your GAWA is $7,500, which is your GAWA prior to the additional Premium payment ($5,000) plus 5% of your additional Premium payment ($50,000*0.05 = $2,500).

s
Your new GMWB Charge Base is $150,000, which is your GMWB Charge Base prior to the additional Premium payment ($100,000) plus your additional Premium payment ($50,000). Your GMWB Charge Base is subject to a maximum of $5,000,000 (see Example 3b).

▪
Example 3b: This example demonstrates how GWB and GAWA are affected by the GWB $5,000,000 maximum, upon payment of a subsequent Premium. If you make an additional Premium payment of $100,000, your GWB is $4,950,000, your GAWA is $247,500, and your GMWB Charge Base is $4,950,000 at the time of payment:

s	Your new GWB is $5,000,000, which is the maximum, since your GWB prior to the additional Premium payment ($4,950,000) plus your additional Premium payment ($100,000) exceeds the maximum of $5,000,000.

s	Your GAWA is $250,000, which is your GAWA prior to the additional Premium payment ($247,500) plus 5% of the allowable $50,000 increase in your GWB (($5,000,000 - $4,950,000)*0.05 = $2,500).

s
Your new GMWB Charge Base is $5,000,000, which is the maximum, since your GMWB Charge Base prior to the additional Premium payment ($4,950,000) plus your additional Premium payment ($100,000) exceeds the maximum of $5,000,000.

▪	Notes:

s	Your GAWA is recalculated upon payment of an additional Premium (as described above) only if such payment occurs after your GAWA % has been determined.

Example 4: This example demonstrates how GMWB values are re-determined upon withdrawal of the guaranteed amount (which is the greater of your GAWA or your Stretch RMD).

▪	Example 4a: This example demonstrates what happens if you withdraw an amount equal to your GAWA ($5,000) when your GWB is $100,000 and your GMWB Charge Base is $100,000:

s	Your new GWB is $95,000, which is your GWB prior to the withdrawal ($100,000) less the amount of the withdrawal ($5,000).

s	Your GAWA for the next year remains $5,000, since you did not withdraw an amount that exceeds your GAWA.

s	Your GMWB Charge Base remains $100,000, since you did not withdraw an amount that exceeds your GAWA.

s
If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($95,000 / $5,000 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.

▪
Example 4b: This example demonstrates what happens if you withdraw an amount equal to your Stretch RMD ($7,500), which is greater than your GAWA ($5,000) when your GWB is $100,000 and your GMWB Charge Base is $100,000:

s	Your new GWB is $92,500, which is your GWB prior to the withdrawal ($100,000) less the amount of the withdrawal ($7,500).

s	Your GAWA for the next year remains $5,000, since your withdrawal did not exceed the greater of your GAWA ($5,000) or your Stretch RMD ($7,500).

s	Your GMWB Charge Base remains $100,000, since your withdrawal did not exceed the greater of your GAWA ($5,000) or your Stretch RMD ($7,500).

s
If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($92,500 / $5,000 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.

▪	Notes:

s	If your GAWA falls below your GWB at the end of your Contract Year, your GAWA will be adjusted to equal your GWB.

s
Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract. In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

Example 5: This example demonstrates how GMWB values are re-determined upon withdrawal of an amount that exceeds your guaranteed amount (as defined in Example 4).

▪
Example 5a: This example demonstrates what happens if you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $130,000, your GWB is $100,000, and your GMWB Charge Base is $100,000:

s
Your new GWB is $91,200, which is your GWB reduced dollar-for-dollar for your GAWA, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [($100,000 - $5,000)*(1 - ($10,000 - $5,000) / ($130,000 - $5,000)) = $91,200].

s
Your GAWA is recalculated to equal $4,800, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000 * (1 - ($10,000 - $5,000) / ($130,000 - $5,000)) = $4,800]. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($91,200 / $4,800 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.

s
Your GMWB Charge Base is recalculated to equal $96,000, which is your current GMWB Charge Base reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$100,000,000 * (1 - ($10,000 - $5,000) / ($130,000 - $5,000)) = $96,000].

▪
Example 5b: This example demonstrates what happens if you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $105,000, your GWB is $100,000, and your GMWB Charge Base is $100,000:

s
Your new GWB is $90,250, which is your GWB reduced dollar-for-dollar for your GAWA, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [($100,000 - $5,000)*(1 - ($10,000 - $5,000) / ($105,000 - $5,000)) = $90,250].

s
Your GAWA is recalculated to equal $4,750, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000 * (1 - ($10,000 - $5,000)/($105,000 - $5,000)) = $4,750]. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($90,250 / $4,750 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.

s
Your GMWB Charge Base is recalculated to equal $95,000, which is your current GMWB Charge Base reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$100,000,000 * (1 - ($10,000 - $5,000) / ($105,000 - $5,000)) = $95,000].

▪
Example 5c: This example demonstrates what happens if you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $55,000, your GWB is $100,000, and your GMWB Charge Base is $100,000:

s
Your new GWB is $85,500, which is your GWB reduced dollar-for-dollar for your GAWA, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [($100,000 - $5,000) * (1 - ($10,000 - $5,000) / ($55,000 - $5,000)) = $85,500].

s
Your GAWA is recalculated to equal $4,500, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000*(1-($10,000-$5,000)/($55,000 - $5,000))=$4,500]. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($85,500 / $4,500 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.

s
Your GMWB Charge Base is recalculated to equal $90,000, which is your current GMWB Charge Base reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$100,000,000 * (1 - ($10,000 - $5,000) / ($55,000 - $5,000)) = $90,000].

▪	Notes:

s	If your GAWA falls below your GWB at the end of your Contract Year, your GAWA will be adjusted to equal your GWB.

s
Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract. In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

Example 6: This example demonstrates how the GMWB Maturity Year affects your GMWB.

▪	Example 6a: This example demonstrates what happens if your Contract Value is $5,000 and your GWB is $8,000 on the Contract Anniversary occurring in your GMWB Maturity Year:

s	Your GMWB Maturity Year payment equals $3,000, which is the excess of your GWB ($8,000) over your Contract Value ($5,000).

s	Your Contract Value remains $5,000.

s	Your GMWB terminates. No further benefits will be payable under your GMWB.

▪	Example 6b: This example demonstrates what happens if your Contract Value is $15,000 and your GWB is $8,000 on the Contract Anniversary occurring in your GMWB Maturity Year:

s	Your GMWB Maturity Year payment equals zero, since your GWB ($8,000) does not exceed your Contract Value ($15,000).

s	Your Contract Value remains $15,000.

s	Your GMWB terminates. No further benefits will be payable under your GMWB.

▪	Notes:

s	Your GMWB Maturity Year is determined on the effective date of the endorsement and will not change, even if the GMWB is continued by your Beneficiary.

APPENDIX H

HISTORICAL CHARGES FOR GUARANTEED MINIMUM WITHDRWAWAL BENEFITS (GMWBS)

I. LifeGuard Freedom 6 Net GMWB

For LifeGuard Freedom 6 Net GMWBs issued before September 15, 2014, the applicable charges are listed in the tables below. For complete information about the charge for this GMWB, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount (“LifeGuard Freedom 6 Net”) Charge” on page 47.

GMWBS ISSUED ON OR AFTER APRIL 29, 2013*

Annual Charge	Maximum		Current
For endorsements purchased without Optional Income Upgrade Table	2.50%	(MO and WA Only) 2.52%	1.25%	(MO and WA Only) 1.26%
For endorsements purchased with Optional Income Upgrade Table	3.00%	(MO and WA Only) 3.00%	1.50%	(MO and WA Only) 1.50%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly
*In Missouri, these charges apply to GMWBs issued on or after September 16, 2013.

GMWBS ISSUED BEFORE APRIL 29, 2013*

Annual Charge	Maximum		Current
For endorsements purchased before April 30, 2012	2.10%	(WA Only) 2.10%	1.05%	(WA Only) 1.05%
For endorsements purchased on or after April 30, 2012 without Optional Income Upgrade Table	2.20%	(WA Only) 2.22%	1.10%	(WA Only) 1.11%
For endorsements purchased with Optional Income Upgrade Table	2.70%	(WA Only) 2.70%	1.35%	(WA Only) 1.35%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly
*In Missouri, these charges apply to GMWBs issued before September 16, 2013.

II. LifeGuard Freedom 6 Net With Joint Option GMWB

For LifeGuard Freedom 6 Net With Joint Option GMWBs issued before September 15, 2014, the applicable charges are listed in the tables below. For complete information about the charge for this GMWB, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount (“LifeGuard Freedom 6 Net With Joint Option”) Charge” on page 48.

GMWBS ISSUED ON OR AFTER SEPTEMBER 16, 2013*

Annual Charge	Maximum		Current
	3.00%	(MO and WA Only) 3.00%	1.60%	(MO and WA Only) 1.62%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly
*On or after September 16, 2013, the Optional Income Upgrade Table is no longer available with this GMWB.

GMWBS ISSUED BEFORE SEPTEMBER 16, 2013

Annual Charge	Maximum		Current
For endorsements purchased before April 30, 2012	3.00%	(WA Only) 3.00%	1.50%	(WA Only) 1.50%
For endorsements purchased on or after April 30, 2012 without Optional Income Upgrade Table	3.00%	(WA Only) 3.00%	1.55%	(WA Only) 1.56%
For endorsements purchased with Optional Income Upgrade Table	3.00%	(WA Only) 3.00%	1.80%	(WA Only) 1.80%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

III. LifeGuard Freedom Flex GMWB

For LifeGuard Freedom Flex GMWBs issued before September 15, 2014, the applicable charges are listed in the tables below. For complete information about the charge for this GMWB, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Step-Up (“LifeGuard Freedom Flex GMWB”) Charge” on page 49.

GMWBS ISSUED ON OR AFTER APRIL 29, 2013*

LifeGuard Freedom Flex GMWB Without Optional Income Upgrade Table
Options	Maximum Annual Charge		Current Annual Charge
5% Bonus and Annual Step-Up	2.00%	(MO and WA Only) 2.04%	1.00%	(MO and WA Only) 1.02%
6% Bonus and Annual Step-Up	2.20%	2.22%	1.10%	1.11%
7% Bonus and Annual Step-Up	2.50%	2.52%	1.25%	1.26%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

LifeGuard Freedom Flex GMWB With Optional Income Upgrade Table
Options	Maximum Annual Charge		Current Annual Charge
5% Bonus and Annual Step-Up	2.50%	(MO and WA Only) 2.52%	1.25%	(MO and WA Only) 1.26%
6% Bonus and Annual Step-Up	2.70%	2.70%	1.35%	1.35%
7% Bonus and Annual Step-Up	3.00%	3.00%	1.50%	1.50%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly
*In Missouri, these charges apply to GMWBs issued on or after September 16, 2013.

GMWBS ISSUED BEFORE APRIL 29, 2013*

LifeGuard Freedom Flex GMWB Without Optional Income Upgrade Table
Options	Maximum Annual Charge		Current Annual Charge
5% Bonus and Annual Step-Up	1.80%	(WA Only) 1.80%	0.90%	(WA Only) 0.90%
5% Bonus and Annual Step-Up to the Highest Quarterly Contract Value (no longer offered on or after April 29, 2013)	2.00%	2.04%	1.00%	1.02%
6% Bonus and Annual Step-Up	1.90%	1.92%	0.95%	0.96%
6% Bonus and Annual Step-Up to the Highest Quarterly Contract Value (no longer offered on or after April 29, 2013)	2.20%	2.22%	1.10%	1.11%
7% Bonus and Annual Step-Up	2.20%	2.22%	1.10%	1.11%
7% Bonus and Annual Step-Up to the Highest Quarterly Contract Value (no longer offered on or after April 29, 2013)	2.50%	2.52%	1.25%	1.26%
8% Bonus and Annual Step-Up (No longer offered on or after August 29, 2011)	2.60%	2.64%	1.30%	1.32%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

LifeGuard Freedom Flex GMWB With Optional Income Upgrade Table
Options	Maximum Annual Charge		Current Annual Charge
5% Bonus and Annual Step-Up	2.30%	(WA Only) 2.34%	1.15%	(WA Only) 1.17%
5% Bonus and Annual Step-Up to the Highest Quarterly Contract Value (no longer offered on or after April 29, 2013)	2.50%	2.52%	1.25%	1.26%
6% Bonus and Annual Step-Up	2.40%	2.40%	1.20%	1.20%
6% Bonus and Annual Step-Up to the Highest Quarterly Contract Value (no longer offered on or after April 29, 2013)	2.70%	2.70%	1.35%	1.35%
7% Bonus and Annual Step-Up	2.70%	2.70%	1.35%	1.35%
7% Bonus and Annual Step-Up to the Highest Quarterly Contract Value (no longer offered on or after April 29, 2013)	3.00%	3.00%	1.50%	1.50%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly
*In Missouri, these charges apply to GMWBs issued before September 16, 2013.

IV. LifeGuard Freedom Flex With Joint Option GMWB

For LifeGuard Freedom Flex With Joint Option GMWBs issued before September 15, 2014, the applicable charges are listed in the tables below. For complete information about the charge for this GMWB, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Step-Up (“LifeGuard Freedom Flex With Joint Option GMWB”) Charge” on page 51.

GMWBS ISSUED ON OR AFTER SEPTEMBER 16, 2013*

LifeGuard Freedom Flex With Joint Option GMWB
Options	Maximum Annual Charge		Current Annual Charge
5% Bonus and Annual Step-Up	2.70%	(MO and WA Only) 2.70%	1.35%	(MO and WA Only) 1.35%
6% Bonus and Annual Step-Up	2.90%	2.94%	1.45%	1.47%
7% Bonus and Annual Step-Up	3.00%	3.00%	1.60%	1.62%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly
*On or after September 16, 2013, the Optional Income Upgrade Table is no longer available with this GMWB.

GMWBS ISSUED BEFORE SEPTEMBER 16, 2013

LifeGuard Freedom Flex With Joint Option GMWB Without Optional Income Upgrade Table
Options	Maximum Annual Charge		Current Annual Charge
5% Bonus and Annual Step-Up	2.10%	(WA Only) 2.10%	1.05%	(WA Only) 1.05%
5% Bonus and Annual Step-Up to the Highest Quarterly Contract Value	2.50%	2.52%	1.25%	1.26%
6% Bonus and Annual Step-Up	2.50%	2.52%	1.25%	1.26%
6% Bonus and Annual Step-Up to the Highest Quarterly Contract Value (no longer offered on or after September 10, 2012)	3.00%	3.00%	1.50%	1.50%
7% Bonus and Annual Step-Up (no longer offered on or after September 10, 2012)	3.00%	3.00%	1.50%	1.50%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

LifeGuard Freedom Flex With Joint Option GMWB With Optional Income Upgrade Table
Options	Maximum Annual Charge		Current Annual Charge
5% Bonus and Annual Step-Up	2.60%	(WA Only) 2.64%	1.30%	(WA Only) 1.32%
5% Bonus and Annual Step-Up to the Highest Quarterly Contract Value	3.00%	3.00%	1.50%	1.50%
6% Bonus and Annual Step-Up	3.00%	3.00%	1.50%	1.50%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

APPENDIX I

ACCUMULATION UNIT VALUES

The tables reflect the Accumulation Unit values for each Investment Division for the beginning and end of the periods indicated, and the number of Accumulation Units outstanding as of the end of the periods indicated – for a base Contract (with Administration Charge waiver and no optional endorsements) and for a Contract with the most expensive combination of charges and optional endorsements. The tables do not provide partial year information. The tables provide Accumulation Unit values and the number of Accumulation Units outstanding only if that information is available throughout the period. Where Accumulation Unit values and the number of Accumulation Units outstanding are unavailable, either because of a partial year or a Fund not being offered, a “N/A” is provided.

If the annualized charge for your Contract falls between the charge for a base Contract and a Contract with the most expensive combination of charges and optional endorsements, information about the values of all remaining Accumulation Units is available in the SAI. Contact the Annuity Service Center to request your copy of the SAI free of charge. Our contact information is on the cover page of the prospectus. Also, please ask about the more timely Accumulation Unit values that are available for each Investment Division.

The Accumulation Unit value information for JNL/PPM America Total Return Fund (JNL Series Trust) includes historical information from the JNL/PPM America Total Return Fund (JNL Investors Series Trust) for periods before the merger of JNL/PPM America Total Return Fund (JNL Investors Series Trust) into JNL/PPM America Total Return Fund (JNL Series Trust), effective April 25, 2016.

Accumulation Unit Values
Contract with Endorsements - 1.10%

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL Aggressive Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Conservative Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Growth Allocation Division
Accumulation unit value:
Beginning of period	$13.34	$12.55	$12.94	$12.46	$10.27	$9.09
End of period	$15.66	$13.34	$12.55	$12.94	$12.46	$10.27
Accumulation units outstanding at the end of period	170,798	213,448	110,450	194,883	203,604	105,349

JNL Institutional Alt 25 Division
Accumulation unit value:
Beginning of period	$17.27	$16.47	$17.03	$16.85	$14.96	$13.61
End of period	$19.53	$17.27	$16.47	$17.03	$16.85	$14.96
Accumulation units outstanding at the end of period	102,351	140,541	104,219	105,923	107,426	72,631

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	$17.36	$16.86	$17.40	$17.27	$15.82	$14.43
End of period	$18.97	$17.36	$16.86	$17.40	$17.27	$15.82
Accumulation units outstanding at the end of period	43,717	73,656	115,253	128,471	177,334	170,597

JNL Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	$13.76	$12.97	N/A	N/A	N/A	N/A
End of period	$15.59	$13.76	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	82,530	41,357	N/A	N/A	N/A	N/A

JNL Multi-Manager Mid Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$41.38	$39.56	$41.96	$41.27	$31.98	$28.41
End of period	$52.07	$41.38	$39.56	$41.96	$41.27	$31.98
Accumulation units outstanding at the end of period	24,476	27,914	26,502	28,117	28,485	331

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	$20.96	$17.12	N/A	N/A	N/A	N/A
End of period	$23.03	$20.96	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	1,867	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	$18.84	$16.10	$16.84	$14.80	$11.30	$10.07
End of period	$21.73	$18.84	$16.10	$16.84	$14.80	$11.30
Accumulation units outstanding at the end of period	112,396	291,297	127,564	141,183	120,759	58,317

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	$10.31	$10.19	$10.75	$10.75	$11.20	$10.70
End of period	$10.87	$10.31	$10.19	$10.75	$10.75	$11.20
Accumulation units outstanding at the end of period	18,237	44,041	22,119	21,828	21,316	23,748

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	$13.04	$12.95	$13.10	$13.01	$10.29	N/A
End of period	$16.18	$13.04	$12.95	$13.10	$13.01	N/A
Accumulation units outstanding at the end of period	20,981	14,795	4,752	8,878	9,308	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	$13.45	N/A	N/A	N/A	N/A	N/A
End of period	$16.05	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	21,397	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	$18.23	$16.59	$16.61	$15.24	$11.59	$10.02
End of period	$21.98	$18.23	$16.59	$16.61	$15.24	$11.59
Accumulation units outstanding at the end of period	215,104	299,895	184,281	187,871	151,710	131,437

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/American Funds International Division
Accumulation unit value:
Beginning of period	$11.68	$11.45	$12.17	$12.69	N/A	N/A
End of period	$15.20	$11.68	$11.45	$12.17	N/A	N/A
Accumulation units outstanding at the end of period	30,793	59,301	16,955	25,420	N/A	N/A

JNL/American Funds Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	$10.94	$10.54	$11.05	$12.17	$11.10	$9.56
End of period	$13.94	$10.94	$10.54	$11.05	$12.17	$11.10
Accumulation units outstanding at the end of period	84,979	101,663	80,188	82,764	65,969	15,699

JNL/AQR Large Cap Relaxed Constraint Equity Division
Accumulation unit value:
Beginning of period	$14.25	$13.35	N/A	N/A	N/A	N/A
End of period	$17.34	$14.25	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	40,652	14,794	N/A	N/A	N/A	N/A

JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	$12.17	$11.83	$12.12	$12.04	$10.65	$9.82
End of period	$13.70	$12.17	$11.83	$12.12	$12.04	$10.65
Accumulation units outstanding at the end of period	917,388	1,470,222	928,963	829,712	745,569	858,606

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	$9.05	$7.23	$9.59	$11.31	$10.44	$10.47
End of period	$8.69	$9.05	$7.23	$9.59	$11.31	$10.44
Accumulation units outstanding at the end of period	4,017	4,978	6,576	6,828	6,920	2,730

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$45.74	$46.04	$43.82	$40.69	$29.60	N/A
End of period	$60.46	$45.74	$46.04	$43.82	$40.69	N/A
Accumulation units outstanding at the end of period	23,934	44,977	17,219	17,410	17,592	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	$14.13	$12.69	$15.75	$14.84	$12.15	N/A
End of period	$15.36	$14.13	$12.69	$15.75	$14.84	N/A
Accumulation units outstanding at the end of period	9,686	4,505	4,910	12,177	12,737	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	$13.64	$13.79	$14.46	$16.34	$13.60	$11.74
End of period	$17.33	$13.64	$13.79	$14.46	$16.34	$13.60
Accumulation units outstanding at the end of period	8,139	10,915	13,793	15,334	16,991	18,316

JNL/ClearBridge Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Crescent High Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$30.75	$27.27	$28.16	$25.93	N/A	N/A
End of period	$36.57	$30.75	$27.27	$28.16	N/A	N/A
Accumulation units outstanding at the end of period	24,794	34,630	35,711	37,405	N/A	N/A

JNL/DoubleLine Core Fixed Income Division
Accumulation unit value:
Beginning of period	$21.24	$20.91	$21.05	$20.47	$21.14	$19.77
End of period	$22.14	$21.24	$20.91	$21.05	$20.47	$21.14
Accumulation units outstanding at the end of period	22,090	112,342	90,647	65,484	65,309	121,936

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/DoubleLine Shiller Enhanced CAPE Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	$10.66	N/A	N/A	N/A	N/A	N/A
End of period	$10.97	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	41,888	N/A	N/A	N/A	N/A	N/A

JNL/FAMCO Flex Core Covered Call Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FPA + Doubleline Flexible Allocation Division
Accumulation unit value:
Beginning of period	$12.79	$12.48	$13.89	$14.63	$11.96	$10.32
End of period	$14.05	$12.79	$12.48	$13.89	$14.63	$11.96
Accumulation units outstanding at the end of period	206,776	216,844	230,085	316,013	273,411	26,880

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	$12.85	$11.46	$12.35	$12.16	$9.92	$8.65
End of period	$14.21	$12.85	$11.46	$12.35	$12.16	$9.92
Accumulation units outstanding at the end of period	19,676	20,224	20,966	20,503	21,430	22,885

JNL/Franklin Templeton Global Division
Accumulation unit value:
Beginning of period	$11.33	$10.35	$11.19	$11.59	$8.99	N/A
End of period	$13.17	$11.33	$10.35	$11.19	$11.59	N/A
Accumulation units outstanding at the end of period	2,784	4,329	3,285	3,556	3,616	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	$11.51	$11.21	$11.82	$12.00	$11.72	N/A
End of period	$11.79	$11.51	$11.21	$11.82	$12.00	N/A
Accumulation units outstanding at the end of period	72,703	66,228	77,407	106,080	71,468	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$14.96	$13.26	$14.47	$14.18	$12.57	$11.32
End of period	$16.27	$14.96	$13.26	$14.47	$14.18	$12.57
Accumulation units outstanding at the end of period	41,870	52,112	50,979	49,244	8,648	8,787

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	$10.15	$10.39	$10.12	$11.29	N/A	N/A
End of period	$13.29	$10.15	$10.39	$10.12	N/A	N/A
Accumulation units outstanding at the end of period	14,930	3,185	3,471	3,757	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$27.54	$27.28	$27.47	$26.35	$26.93	$25.27
End of period	$28.07	$27.54	$27.28	$27.47	$26.35	$26.93
Accumulation units outstanding at the end of period	7,491	26,498	11,179	11,237	10,095	8,381

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Harris Oakmark Global Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Diversified Dividend Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$17.17	$16.95	$17.30	$15.21	$14.96	$11.79
End of period	$18.72	$17.17	$16.95	$17.30	$15.21	$14.96
Accumulation units outstanding at the end of period	9,342	10,682	13,500	21,226	21,479	4,081

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$20.48	$20.96	$21.63	$21.82	$18.54	$16.19
End of period	$24.96	$20.48	$20.96	$21.63	$21.82	$18.54
Accumulation units outstanding at the end of period	12,321	21,121	17,931	18,045	17,957	7,690

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	$29.95	$26.25	$29.19	$27.01	$20.86	N/A
End of period	$32.51	$29.95	$26.25	$29.19	$27.01	N/A
Accumulation units outstanding at the end of period	16,739	11,990	11,898	14,391	14,474	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$28.69	$26.01	$26.78	$25.07	N/A	N/A
End of period	$35.46	$28.69	$26.01	$26.78	N/A	N/A
Accumulation units outstanding at the end of period	1,803	3,272	2,191	2,219	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$43.43	$43.68	$42.87	$38.99	N/A	N/A
End of period	$55.58	$43.43	$43.68	$42.87	N/A	N/A
Accumulation units outstanding at the end of period	3,687	5,819	4,391	4,655	N/A	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$22.11	$22.03	$22.18	$21.27	$22.29	$21.75
End of period	$22.41	$22.11	$22.03	$22.18	$21.27	$22.29
Accumulation units outstanding at the end of period	10,477	23,524	16,908	17,741	17,920	18,102

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$12.31	$10.43	$12.97	$13.84	N/A	N/A
End of period	$15.65	$12.31	$10.43	$12.97	N/A	N/A
Accumulation units outstanding at the end of period	6,826	5,027	—	7,417	N/A	N/A

JNL/Mellon Capital 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Bond Index Division
Accumulation unit value:
Beginning of period	$14.88	$14.76	$14.94	$14.30	$14.87	$14.51
End of period	$15.16	$14.88	$14.76	$14.94	$14.30	$14.87
Accumulation units outstanding at the end of period	6,968	6,212	6,273	6,302	34,032	24,119

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Mellon Capital Consumer Discretionary Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Consumer Staples Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Dow Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Emerging Markets Index Division
Accumulation unit value:
Beginning of period	$8.66	$7.96	$9.50	$9.97	$10.36	N/A
End of period	$11.66	$8.66	$7.96	$9.50	$9.97	N/A
Accumulation units outstanding at the end of period	29,154	43,002	48,166	53,032	51,659	N/A

JNL/Mellon Capital Energy Sector Division
Accumulation unit value:
Beginning of period	$36.49	$29.00	$38.21	$43.10	$34.76	$33.69
End of period	$35.04	$36.49	$29.00	$38.21	$43.10	$34.76
Accumulation units outstanding at the end of period	—	—	—	989	1,380	492

JNL/Mellon Capital European 30 Division
Accumulation unit value:
Beginning of period	$13.87	$14.29	$14.73	$15.42	N/A	N/A
End of period	$16.98	$13.87	$14.29	$14.73	N/A	N/A
Accumulation units outstanding at the end of period	3,664	—	2,052	2,077	N/A	N/A

JNL/Mellon Capital Financial Sector Division
Accumulation unit value:
Beginning of period	$15.22	$12.40	$12.68	$11.34	N/A	N/A
End of period	$17.96	$15.22	$12.40	$12.68	N/A	N/A
Accumulation units outstanding at the end of period	6,061	—	—	8,289	N/A	N/A

JNL/Mellon Capital Healthcare Sector Division
Accumulation unit value:
Beginning of period	$27.14	$28.53	$27.07	$21.87	$15.70	N/A
End of period	$32.93	$27.14	$28.53	$27.07	$21.87	N/A
Accumulation units outstanding at the end of period	7,412	4,426	4,093	8,294	8,001	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Mellon Capital Index 5 Division
Accumulation unit value:
Beginning of period	$14.65	$13.24	$13.58	$13.04	$10.65	$9.45
End of period	$16.71	$14.65	$13.24	$13.58	$13.04	$10.65
Accumulation units outstanding at the end of period	83,504	104,113	85,690	86,777	186,034	103,212

JNL/Mellon Capital Industrials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Information Technology Sector Division
Accumulation unit value:
Beginning of period	$13.61	$12.15	$11.76	$9.86	$7.90	$7.18
End of period	$18.35	$13.61	$12.15	$11.76	$9.86	$7.90
Accumulation units outstanding at the end of period	15,981	19,273	23,680	38,558	27,935	2,176

JNL/Mellon Capital International Index Division
Accumulation unit value:
Beginning of period	$17.53	$17.58	$17.97	$19.34	N/A	N/A
End of period	$21.67	$17.53	$17.58	$17.97	N/A	N/A
Accumulation units outstanding at the end of period	13,824	27,413	12,801	11,340	N/A	N/A

JNL/Mellon Capital JNL 5 Division
Accumulation unit value:
Beginning of period	$19.65	N/A	N/A	N/A	N/A	N/A
End of period	$22.73	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	8,948	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Materials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital MSCI KLD 400 Social Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital MSCI World Index Division
Accumulation unit value:
Beginning of period	$19.42	$18.36	N/A	N/A	N/A	N/A
End of period	$23.29	$19.42	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	7,647	7,167	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Mellon Capital Nasdaq 100 Index Division
Accumulation unit value:
Beginning of period	$24.07	$22.55	$22.48	$19.19	N/A	N/A
End of period	$31.45	$24.07	$22.55	$22.48	N/A	N/A
Accumulation units outstanding at the end of period	12,476	11,640	9,032	7,442	N/A	N/A

JNL/Mellon Capital Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	$18.07	$16.67	$16.06	$15.73	N/A	N/A
End of period	$22.03	$18.07	$16.67	$16.06	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	2,516	N/A	N/A

JNL/Mellon Capital Real Estate Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 1500 Growth Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 1500 Value Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$31.70	$26.68	$27.72	$25.66	N/A	N/A
End of period	$36.27	$31.70	$26.68	$27.72	N/A	N/A
Accumulation units outstanding at the end of period	19,839	20,368	20,647	3,402	N/A	N/A

JNL/Mellon Capital S&P 500 Index Division
Accumulation unit value:
Beginning of period	$20.61	$18.71	$18.75	$16.77	$12.88	$11.29
End of period	$24.69	$20.61	$18.71	$18.75	$16.77	$12.88
Accumulation units outstanding at the end of period	157,435	158,664	118,365	147,507	61,638	9,656

JNL/Mellon Capital S&P SMid 60 Division
Accumulation unit value:
Beginning of period	$20.76	$15.62	$16.63	$16.25	$12.00	$10.66
End of period	$20.08	$20.76	$15.62	$16.63	$16.25	$12.00
Accumulation units outstanding at the end of period	23,147	44,893	39,227	49,531	48,320	52,089

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Mellon Capital Small Cap Index Division
Accumulation unit value:
Beginning of period	$28.22	$22.67	$24.02	$23.20	N/A	N/A
End of period	$31.50	$28.22	$22.67	$24.02	N/A	N/A
Accumulation units outstanding at the end of period	8,922	8,240	6,190	6,143	N/A	N/A

JNL/Mellon Capital Telecommunications Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MFS Mid Cap Value Division
Accumulation unit value:
Beginning of period	$21.53	$19.16	$21.28	$19.02	$14.49	$12.41
End of period	$24.06	$21.53	$19.16	$21.28	$19.02	$14.49
Accumulation units outstanding at the end of period	19,605	24,296	20,132	20,450	21,087	7,902

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	$10.98	$10.48	$10.73	$10.34	$10.46	N/A
End of period	$11.59	$10.98	$10.48	$10.73	$10.34	N/A
Accumulation units outstanding at the end of period	39,605	31,544	21,899	18,195	8,283	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$19.99	$20.19	$19.67	$19.51	$15.63	N/A
End of period	$26.92	$19.99	$20.19	$19.67	$19.51	N/A
Accumulation units outstanding at the end of period	18,206	7,788	38,201	41,767	42,411	N/A

JNL/PIMCO Credit Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$14.00	$13.46	$14.05	$13.75	$15.30	$14.26
End of period	$14.28	$14.00	$13.46	$14.05	$13.75	$15.30
Accumulation units outstanding at the end of period	50,746	94,650	94,272	96,275	92,720	88,048

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	$11.48	$10.61	$10.86	$10.96	$10.62	$9.96
End of period	$11.68	$11.48	$10.61	$10.86	$10.96	$10.62
Accumulation units outstanding at the end of period	12,786	4,520	9,066	9,502	19,039	8,216

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$21.97	$18.98	$20.61	$20.81	$19.45	$16.84
End of period	$23.36	$21.97	$18.98	$20.61	$20.81	$19.45
Accumulation units outstanding at the end of period	10,198	12,604	15,183	14,820	5,669	9,629

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	$19.45	$15.44	N/A	N/A	N/A	N/A
End of period	$21.62	$19.45	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	6,775	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	$19.79	$15.33	$16.06	$15.34	$11.29	N/A
End of period	$22.93	$19.79	$15.33	$16.06	$15.34	N/A
Accumulation units outstanding at the end of period	5,887	3,792	—	—	4,201	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	$21.00	$19.25	N/A	N/A	N/A	N/A
End of period	$23.97	$21.00	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	44,869	104,117	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	$21.38	$18.36	$18.44	$16.40	$12.68	$11.36
End of period	$23.68	$21.38	$18.36	$18.44	$16.40	$12.68
Accumulation units outstanding at the end of period	72,776	151,390	108,500	139,420	116,222	86,908

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	$20.19	$19.39	$22.75	$19.49	$13.14	N/A
End of period	$23.74	$20.19	$19.39	$22.75	$19.49	N/A
Accumulation units outstanding at the end of period	—	2,367	12,303	21,580	6,505	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$22.65	$21.60	$21.89	$20.77	$16.69	$14.57
End of period	$27.61	$22.65	$21.60	$21.89	$20.77	$16.69
Accumulation units outstanding at the end of period	—	8,006	—	—	—	63,994

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$14.31	$13.78	$14.15	$13.87	$13.42	$12.47
End of period	$15.12	$14.31	$13.78	$14.15	$13.87	$13.42
Accumulation units outstanding at the end of period	—	—	—	74,396	75,129	63,761

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$22.62	$21.59	$21.88	$20.94	$17.27	$15.14
End of period	$27.08	$22.62	$21.59	$21.88	$20.94	$17.27
Accumulation units outstanding at the end of period	192,841	303,490	105,324	93,894	59,604	42,199

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$16.03	$15.36	$15.70	$15.27	$13.98	N/A
End of period	$17.63	$16.03	$15.36	$15.70	$15.27	N/A
Accumulation units outstanding at the end of period	46,663	50,319	54,298	121,430	131,685	N/A

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$21.10	$20.20	$20.58	$19.91	$17.38	$15.45
End of period	$24.21	$21.10	$20.20	$20.58	$19.91	$17.38
Accumulation units outstanding at the end of period	299,077	442,331	219,092	243,479	176,866	141,027

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	$19.42	$17.44	$19.10	$16.67	$11.11	N/A
End of period	$21.33	$19.42	$17.44	$19.10	$16.67	N/A
Accumulation units outstanding at the end of period	—	2,720	—	10,699	7,468	N/A

JNL/T. Rowe Price Capital Appreciation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$58.80	$58.62	$53.54	$49.79	$36.31	$30.89
End of period	$77.72	$58.80	$58.62	$53.54	$49.79	$36.31
Accumulation units outstanding at the end of period	17,826	8,767	3,608	10,722	10,140	957

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$93.57	$89.18	$84.69	$75.89	$56.21	$50.04
End of period	$115.19	$93.57	$89.18	$84.69	$75.89	$56.21
Accumulation units outstanding at the end of period	12,618	13,823	15,010	15,458	12,883	311

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$10.64	$10.60	$10.68	$10.76	$10.87	$10.72
End of period	$10.64	$10.64	$10.60	$10.68	$10.76	$10.87
Accumulation units outstanding at the end of period	—	56,987	22,269	22,805	13,554	13,772

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$28.18	$25.71	$26.48	$23.64	N/A	N/A
End of period	$33.09	$28.18	$25.71	$26.48	N/A	N/A
Accumulation units outstanding at the end of period	11,254	24,891	2,811	2,846	N/A	N/A

JNL/The Boston Company Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Capital Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Vanguard Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Global Bond Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard International Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Small Company Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Vanguard US Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$45.99	$41.95	$42.81	$39.40	$33.39	$30.66
End of period	$51.17	$45.99	$41.95	$42.81	$39.40	$33.39
Accumulation units outstanding at the end of period	39,574	108,427	111,029	106,613	75,418	67,993

JNL/WMC Government Money Market Division
Accumulation unit value:
Beginning of period	$12.70	$12.84	$12.98	$13.12	$13.27	N/A
End of period	$12.58	$12.70	$12.84	$12.98	$13.12	N/A
Accumulation units outstanding at the end of period	24,541	83,807	28,338	37,515	29,113	N/A

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$35.13	$31.31	$32.68	$29.68	$22.90	N/A
End of period	$40.03	$35.13	$31.31	$32.68	$29.68	N/A
Accumulation units outstanding at the end of period	13,684	8,181	8,181	11,685	3,845	N/A

Accumulation Unit Values
Contract with Endorsements - 2.432%

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL Aggressive Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Conservative Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Mid Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Large Cap Relaxed Constraint Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/ClearBridge Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Crescent High Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Core Fixed Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/DoubleLine Shiller Enhanced CAPE Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FAMCO Flex Core Covered Call Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FPA + Doubleline Flexible Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Harris Oakmark Global Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Diversified Dividend Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Bond Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Mellon Capital Consumer Discretionary Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Consumer Staples Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Dow Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Energy Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Financial Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Healthcare Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Mellon Capital Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Industrials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Information Technology Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital International Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital JNL 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Materials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital MSCI KLD 400 Social Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital MSCI World Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Mellon Capital Nasdaq 100 Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Real Estate Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 1500 Growth Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 1500 Value Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 500 Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Mellon Capital Small Cap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Telecommunications Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MFS Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Credit Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Capital Appreciation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/The Boston Company Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Capital Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Vanguard Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Global Bond Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard International Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Small Company Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Vanguard US Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Government Money Market Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Mailing Address and Contact Information
Annuity Service Center
Regular Mail:	P.O. Box 24068, Lansing, MI 48909-4068
Overnight Mail:	1 Corporate Way, Lansing, Michigan 48951
Customer Care:	800-644-4565 8:00 a.m. to 8:00 p.m. ET (M-F)
Fax:	800-701-0125
Email:	customercare@jackson.com

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2018

PERSPECTIVE II® (6% CE)

PERSPECTIVE II
FLEXIBLE PREMIUM VARIABLE AND FIXED DEFERRED ANNUITY
(Contracts offered for sale before September 10, 2012)

Issued by
Jackson National Life Insurance Company® through
Jackson National Separate Account - I

This Statement of Additional Information (SAI) is not a prospectus. It contains information in addition to and more detailed than set forth in the Prospectus and should be read in conjunction with the Prospectus dated April 30, 2018. The Prospectus may be obtained from Jackson National Life Insurance Company by writing P.O. Box 24068, Lansing, Michigan 48909-4068 or calling 1-800-644-4565.

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General Information and History

Jackson National Separate Account - I (Separate Account) is a separate investment account of Jackson National Life Insurance Company (Jackson®). Jackson is a wholly owned subsidiary of Brooke Life Insurance Company and is ultimately a wholly owned subsidiary of Prudential plc, London, England, a publicly traded life insurance company in the United Kingdom.

Trademarks, Service Marks, and Related Disclosures

“JNL ® ,” “Jackson National ® ,” “Jackson ® ,” “Jackson of NY ® ” and “Jackson National Life Insurance Company of New York ® ” are trademarks of Jackson National Life Insurance Company ® .

The “S&P 500 Index,” “S&P MidCap 400 Index,” “S&P SmallCap 600 Index,” “Dow Jones Industrial Average,” and “The Dow 10,” “Dow Jones Brookfield Global Infrastructure Index,” “STANDARD & POOR’S®,” “S&P®,” “S&P 500®,” “S&P MIDCAP 400 Index®,” “STANDARD & POOR’S MIDCAP 400 Index®,” “S&P SmallCap 600 Index®,” “STANDARD & POOR’S 500®,” “S&P Composite 1500 Growth Index,” and “S&P Composite 1500 Value Index” (collectively, the “Indices”) are products of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and has been licensed for use by Jackson National Life Insurance Company (“Jackson”). “Dow Jones®”, “Dow Jones Industrial Average”, “DJIA®”, “The Dow®” and “The Dow® 10” are service and/or trademarks of Dow Jones Trademark Holdings, LLC (“Dow Jones”) and have been licensed to SPDJI and have been sub-licensed for use for certain purposes by Jackson National Life Insurance Company® (“Jackson”).

The Dow Jones Brookfield Global Infrastructure Index is calculated by SPDJI pursuant to an agreement with Brookfield Redding, Inc. (together with its affiliates, “Brookfield”) and has been licensed for use. Standard & Poor’s®, S&P® and S&P 500®, S&P MidCap 400® and S&P SmallCap 600® are registered trademarks of Standard & Poor’s Financial Services LLC; Brookfield® is a registered trademark of Brookfield Asset Management, Inc.; and the foregoing trademarks have been licensed by SPDJI for use.

The JNL/Mellon Capital S&P ® SMid 60 Fund, JNL/Mellon Capital JNL 5 Fund, JNL/Mellon Capital S&P 500 Index Fund, JNL/Mellon S&P 400 MidCap Index Fund, JNL/Mellon Capital Small Cap Index Fund, JNL/Mellon Capital Dow SM Index Fund, JNL/Brookfield Global Infrastructure and MLP Fund, JNL/Mellon Capital S&P 1500 Growth Index Fund, and JNL/Mellon Capital S&P 1500 Value Index Fund (collectively, the “Products”) are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, Standard & Poor’s Financial Services LLC, Brookfield or any of their respective affiliates (collectively, “S&P Dow Jones Indices”).

S&P Dow Jones Indices makes no representation or warranty, express or implied, to the owners of the Products or any member of the public regarding the advisability of investing in securities generally or in the Products particularly or the ability of the Indices to track general market performance. S&P Dow Jones Indices’ only relationship to Jackson with respect to the Indices or the Products is the licensing of the Indices and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The Indices are determined, composed and calculated by S&P Dow Jones Indices without regard to Jackson or the Products. S&P Dow Jones Indices have no obligation to take the needs of Jackson or the owners of the Products into consideration in determining, composing or calculating the Indices. S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices, and amount of the Products or the timing of the issuance or sale of the Products in the determination or calculation of the equation by which the Products are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of the Products. There is no assurance that investment products based on the Indices will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment adviser. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice. Notwithstanding the foregoing, CME Group Inc. and its affiliates may independently issue and/or sponsor financial products unrelated to Products currently being issued by Jackson, but which may be similar to and competitive with Products. In addition, CME Group Inc. and its affiliates may trade financial products which are linked to the performance of the Index.

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Dow Jones, SPDJI and their respective affiliates do not :

•	Sponsor, endorse, sell or promote the Products.

•	Recommend that any person invest in the Products.

•	Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the Products.

•	Have any responsibility or liability for the administration, management or marketing of the Products.

•	Consider the needs of the Products or the owners of the Products in determining, composing or calculating the Indexes or have any obligation to do so.

Dow Jones, SPDJI and their respective affiliates will not have any liability in connection with the Products. Specifically,
• Dow Jones, SPDJI and their respective affiliates do not make any warranty, express or implied, and Dow Jones, SPDJI and their respective affiliates disclaim any warranty about:
• The results to be obtained by the Products, the owners of the Products or any other person in connection with the use of the DJIA and the data included in the Indexes;
• The accuracy or completeness of the Indexes and its data;
• The merchantability and the fitness for a particular purpose or use of the Indexes and its data;
• Dow Jones, SPDJI and/or their respective affiliates will have no liability for any errors, omissions or interruptions in the Indexes or its data;
•    Under no circumstances will Dow Jones, SPDJI and/or their respective affiliates be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if they know that they might occur.

The licensing agreement relating to the use of the Indexes and trademarks referred to above by Jackson and SPDJI is solely for the benefit of the Products and not for any other third parties.
S&P DOW JONES INDICES DO NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDICES OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS IN CALCULATING THE INDICES. S&P DOW JONES INDICES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY JACKSON OR OWNERS OF THE PRODUCTS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDICES OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND JACKSON, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

SPDR® is a registered trademark of Standard & Poor’s Financial Services LLC.

The following applies to the JNL/S&P Managed Growth Fund, JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Aggressive Growth Fund, JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P Total Yield Fund, JNL/S&P Intrinsic Value Fund, JNL/S&P Mid 3 Fund and JNL/S&P 4 Fund.

STANDARD & POOR’S®, S&P®, S&P 500®, and S&P MIDCAP 400® are registered trademarks of S&P Global Market Intelligence Inc. or its affiliates and have been licensed for use by Jackson National Life Insurance Company.

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Standard & Poor’s Investment Advisory Services LLC (“SPIAS”) is a part of S&P Global Market Intelligence. Certain portfolios herein are sub-advised by SPIAS, a registered investment adviser and a wholly owned subsidiary of S&P Global Inc. SPIAS does not provide advice to underlying clients of the firms to which it provides services. SPIAS does not act as a “fiduciary” or as an “investment manager,” as defined under ERISA, to any investor. SPIAS is not responsible for client suitability.

Programs and products of the firms to which SPIAS provides services are not endorsed, sold or promoted by SPIAS and its affiliates, and SPIAS and its affiliates make no representation regarding the advisability of investing in those programs and products. With respect to the asset allocations and investments recommended by SPIAS in this document, investors should realize that such information is provided to Jackson National Asset Management, LLC only as a general recommendation. There is no agreement or understanding whatsoever that SPIAS will provide individualized advice to any investor. The underlying funds of the JNL/S&P 4 Fund are sub-advised by SPIAS. SPIAS does not sub-advise the JNL/S&P 4 Fund. SPIAS does not take into account any information about any investor or any investor’s assets when providing investment advisory services to firms to which SPIAS provides services. SPIAS does not have any discretionary authority or control with respect to purchasing or selling securities or making other investments. Individual investors should ultimately rely on their own judgment and/or the judgment of a representative in making their investment decisions.

SPIAS and its affiliates (collectively, S&P Global) and any third-party providers, as well as their directors, officers, shareholders, employees or agents (collectively S&P Global Parties) do not guarantee the accuracy, completeness, timeliness or availability of the Content. S&P Global Parties are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, for the results obtained from the use of the Content, or for the security or maintenance of any data input by the user. The Content is provided on an “as is” basis. S&P GLOBAL PARTIES DISCLAIM ANY AND ALL EXPRESS OR IMPLIED WARRANTIES, INCLUDING, BUT NOT LIMITED TO, ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, FREEDOM FROM BUGS, SOFTWARE ERRORS OR DEFECTS, THAT THE CONTENT’S FUNCTIONING WILL BE UNINTERRUPTED OR THAT THE CONTENT WILL OPERATE WITH ANY SOFTWARE OR HARDWARE CONFIGURATION. In no event shall S&P Global Parties be liable to any party for any direct, indirect, incidental, exemplary, compensatory, punitive, special or consequential damages, costs, expenses, legal fees, or losses (including, without limitation, lost income or lost profits and opportunity costs or losses caused by negligence) in connection with any use of the Content even if advised of the possibility of such damages.

While SPIAS has obtained information from sources it believes to be reliable, SPIAS does not perform an audit and undertakes no duty of due diligence or independent verification of any information it receives.

S&P Global keeps certain activities of its divisions separate from each other in order to preserve the independence and objectivity of their respective activities. As a result, certain divisions of S&P Global may have information that is not available to other S&P Global divisions. S&P Global has established policies and procedures to maintain the confidentiality of certain non-public information received in connection with each analytical process.

S&P Global Ratings does not contribute to or participate in the provision of investment advice. S&P Global Ratings may receive compensation for its ratings and certain analyses, normally from issuers or underwriters of securities or from obligors. S&P Global reserves the right to disseminate its opinions and analyses. S&P Global's public ratings and analyses are made available on its Web sites, www.standardandpoors.com (free of charge), and www.ratingsdirect.com and www.globalcreditportal.com (subscription), and may be distributed through other means, including via S&P Global publications and third-party redistributors. Additional information about our ratings fees is available at www.standardandpoors.com/usratingsfees.

S&P Global Market Intelligence and its affiliates provide a wide range of services to, or relating to, many organizations, including issuers of securities, investment advisers, broker-dealers, investment banks, other financial institutions and financial intermediaries, and accordingly may receive fees or other economic benefits from those organizations, including organizations whose securities or services they may recommend, rate, include in model portfolios, evaluate

4

or otherwise address. SPIAS may consider research and other information from affiliates in making its investment recommendations.

The investment policies of certain model portfolios specifically state that among the information SPIAS will consider in evaluating a security are the credit ratings assigned by S&P Global Ratings. SPIAS does not consider the ratings assigned by other credit rating agencies. Credit rating criteria and scales may differ among credit rating agencies. Ratings assigned by other credit rating agencies may reflect more or less favorable opinions of creditworthiness than ratings assigned by S&P Global Ratings.

The Funds are not sponsored, endorsed, sold or promoted by S&P and its affiliates and S&P and its affiliates make no representation regarding the advisability of investing in the Funds.

Goldman Sachs is a registered service mark of Goldman, Sachs & Co.

DoubleLine is a registered service mark of DoubleLine Capital LP.

The Product(s) is not sponsored, endorsed, sold or promoted by The Nasdaq Stock Market, Inc. (including its affiliates) (Nasdaq, with its affiliates, are referred to as the Corporations). The Corporations have not passed on the legality or suitability of or the accuracy or adequacy of descriptions and disclosures relating to the Product(s). The Corporations make no representation or warranty, express or implied to the Owners of the Product(s) or any member of the public regarding the advisability of investing in securities generally or in the Product(s) particularly, or the ability of the Nasdaq-100 Index® to track general stock market performance. The Corporations’ only relationship to Jackson (Licensee) is in the licensing of the Nasdaq-100®, Nasdaq-100 Index® and Nasdaq® trademarks or service marks, and certain trade names of the Corporations and the use of the Nasdaq-100 Index® which is determined, composed and calculated by Nasdaq without regard to Licensee or the Product(s). Nasdaq has no obligation to take the needs of the Licensee or the Owners of the Product(s) into consideration in determining, composing or calculating the Nasdaq-100 Index®. The Corporations are not responsible for and have not participated in the determination of the timing of, prices at or quantities of the Product(s) to be issued or in the determination or calculation of the equation by which the Product(s) is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Product(s).

T HE C ORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE N ASDAQ-100 INDEX ® OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT(S) OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100 INDEX® OR ANY DATA INCLUDED THEREIN. T HE C ORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE N ASDAQ-100 INDEX ® OR ANY DATA INCLUDED THEREIN. W ITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE C ORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

“The Nasdaq-100®,” “Nasdaq-100 Index®,” “Nasdaq Stock Market®” and “Nasdaq®” are trade or service marks of The Nasdaq, Inc. (which with its affiliates are the “Corporations”) and have been licensed for use by Jackson. The Corporations have not passed on the legality or suitability of the JNL/Mellon Capital Nasdaq ® 100 Index Fund. The JNL/Mellon Capital Nasdaq ® 100 Index Fund is not issued, endorsed, sponsored, managed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE JNL/MELLON CAPITAL NASDAQ ® 100 INDEX FUND.

THE FOLLOWING APPLIES TO THE JNL MULTI-MANAGER MID CAP FUND, THE JNL MULTI-MANAGER SMALL CAP GROWTH FUND, THE JNL MULTI-MANAGER SMALL CAP VALUE FUND, THE JNL/AQR LARGE CAP RELAXED CONSTRAINT U.S. EQUITY FUND, THE JNL/BLACKROCK GLOBAL ALLOCATION FUND, THE JNL/BLACKROCK LARGE CAP SELECT GROWTH FUND, THE JNL/DFA U.S. CORE EQUITY FUND, THE JNL/INVESCO MID CAP VALUE FUND, THE JNL/INVESCO SMALL CAP GROWTH FUND, THE

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JNL/JPMORGAN MIDCAP GROWTH FUND, THE JNL/MFS MID CAP VALUE FUND, THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, THE JNL/MELLON CAPITAL MSCI KLD 400 SOCIAL INDEX FUND, THE JNL/MELLON CAPITAL CONSUMER STAPLES SECTOR FUND, THE JNL/MELLON CAPITAL MATERIALS SECTOR FUND, THE JNL/MELLON CAPITAL INDUSTRIALS SECTOR FUND, THE JNL/MELLON CAPITAL REAL ESTATE SECTOR FUND, THE JNL/MELLON CAPITAL MSCI WORLD INDEX FUND, THE JNL/MELLON CAPITAL TELECOMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL CONSUMER DISCRETIONARY SECTOR FUND, THE JNL/MELLON CAPITAL FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL ENERGY SECTOR FUND OR THE JNL/MELLON CAPITAL INFORMATION TECHNOLOGY SECTOR FUND, THE JNL/PPM AMERICA MID CAP VALUE FUND, THE JNL/T. ROWE PRICE ESTABLISHED GROWTH FUND, THE JNL/T. ROWE PRICE MID-CAP GROWTH FUND, THE JNL/T. ROWE PRICE VALUE FUND, AND THE JNL/WMC VALUE FUND (COLLECTIVELY, THE “JNL FUNDS”).

THE JNL FUNDS ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MSCI INC. ("MSCI"), ANY OF ITS AFFILIATES, ANY OF ITS INFORMATION PROVIDERS OR ANY OTHER THIRD PARTY INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING ANY MSCI INDEX (COLLECTIVELY, THE "MSCI PARTIES"). THE MSCI INDEXES ARE THE EXCLUSIVE PROPERTY OF MSCI. MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI OR ITS AFFILIATES AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY JACKSON NATIONAL ASSET MANAGEMENT, LLC. NONE OF THE MSCI PARTIES MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE ISSUER OR OWNERS OF THE JNL FUNDS OR ANY OTHER PERSON OR ENTITY REGARDING THE ADVISABILITY OF INVESTING IN FUNDS GENERALLY OR IN THE JNL FUNDS PARTICULARLY OR THE ABILITY OF ANY MSCI INDEX TO TRACK CORRESPONDING STOCK MARKET PERFORMANCE. MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES AND OF THE MSCI INDEXES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY MSCI WITHOUT REGARD TO THE JNL FUNDS OR THE ISSUER OR OWNERS OF THE JNL FUNDS OR ANY OTHER PERSON OR ENTITY. NONE OF THE MSCI PARTIES HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE ISSUER OR OWNERS OF THE JNL FUNDS OR ANY OTHER PERSON OR ENTITY INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE MSCI INDEXES. NONE OF THE MSCI PARTIES IS RESPONSIBLE FOR OR HAS PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THE JNL FUNDS TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY OR THE CONSIDERATION INTO WHICH THE JNL FUNDS IS REDEEMABLE. FURTHER, NONE OF THE MSCI PARTIES HAS ANY OBLIGATION OR LIABILITY TO THE ISSUER OR OWNERS OF THE JNL FUNDS OR ANY OTHER PERSON OR ENTITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR OFFERING OF THE JNL FUNDS.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN.

NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THE JNL FUNDS, OWNERS OF THE JNL FUNDS, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL

6

OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Barclays Capital Inc. and its affiliates ("Barclays") is not the issuer or producer of JNL/DoubleLine® Shiller Enhanced CAPE® Fund and Barclays has no responsibilities, obligations or duties to investors in JNL/DoubleLine Shiller Enhanced CAPE Fund. The Shiller Barclays CAPE™ US Sector ER USD Index is a trademark owned by Barclays Bank PLC and licensed for use by JNL Series Trust ("JNLST") as the Issuer of JNL/DoubleLine Shiller Enhanced CAPE Fund. Barclays only relationship with the Issuer in respect of Shiller Barclays CAPE US Sector ER USD Index is the licensing of the Shiller Barclays CAPE US Sector ER USD Index which is determined, composed and calculated by Barclays without regard to the Issuer or the JNL/DoubleLine Shiller Enhanced CAPE Fund or the owners of the JNL/DoubleLine Shiller Enhanced CAPE Fund. Additionally, JNLST or JNL/DoubleLine Shiller Enhanced CAPE Fund may for itself execute transaction(s) with Barclays in or relating to the Shiller Barclays CAPE US Sector ER USD Index in connection with JNL/DoubleLine Shiller Enhanced CAPE Fund investors acquire JNL/DoubleLine Shiller Enhanced CAPE Fund from JNLST and investors neither acquire any interest in Shiller Barclays CAPE US Sector ER USD Index nor enter into any relationship of any kind whatsoever with Barclays upon making an investment in JNL/DoubleLine Shiller Enhanced CAPE Fund. The JNL/DoubleLine Shiller Enhanced CAPE Fund is not sponsored, endorsed, sold or promoted by Barclays. Barclays does not make any representation or warranty, express or implied regarding the advisability of investing in the JNL/DoubleLine Shiller Enhanced CAPE Fund or the advisability of investing in securities generally or the ability of the Shiller Barclays CAPE US Sector ER USD Index to track corresponding or relative market performance. Barclays has not passed on the legality or suitability of the JNL/DoubleLine Shiller Enhanced CAPE Fund with respect to any person or entity. Barclays is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the JNL/DoubleLine Shiller Enhanced CAPE Fund to be issued. Barclays has no obligation to take the needs of the Issuer or the owners of the JNL/DoubleLine Shiller Enhanced CAPE Fund or any other third party into consideration in determining, composing or calculating the Shiller Barclays CAPE US Sector ER USD Index Barclays has no obligation or liability in connection with administration, marketing or trading of the JNL/DoubleLine Shiller Enhanced CAPE Fund.

The licensing agreement between JNLST and Barclays is solely for the benefit of JNLST and Barclays and not for the benefit of the owners of the JNL/DoubleLine Shiller Enhanced CAPE Fund, investors or other third parties.

BARCLAYS SHALL HAVE NO LIABILITY TO THE ISSUER, INVESTORS OR TO OTHER THIRD PARTIES FOR THE QUALITY, ACCURACY AND/OR COMPLETENESS OF THE Shiller Barclays CAPE US Sector ER USD Index OR ANY DATA INCLUDED THEREIN OR FOR INTERRUPTIONS IN THE DELIVERY OF THE Shiller Barclays CAPE US Sector ER USD Index. BARCLAYS MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER, THE INVESTORS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE Shiller Barclays CAPE US Sector ER USD Index OR ANY DATA INCLUDED THEREIN. BARCLAYS MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE Shiller Barclays CAPE US Sector ER USD Index OR ANY DATA INCLUDED THEREIN. BARCLAYS RESERVES THE RIGHT TO CHANGE THE METHODS OF CALCULATION OR PUBLICATION, OR TO CEASE THE CALCULATION OR PUBLICATION OF THE Shiller Barclays CAPE US Sector ER USD Index, AND BARCLAYS SHALL NOT BE LIABLE FOR ANY MISCALCULATION OF OR ANY INCORRECT, DELAYED OR INTERRUPTED PUBLICATION WITH RESPECT TO ANY OF THE Shiller Barclays CAPE US Sector ER USD Index BARCLAYS SHALL NOT BE LIABLE FOR ANY DAMAGES, INCLUDING, WITHOUT LIMITATION, ANY SPECIAL, INDIRECT OR CONSEQUENTIAL DAMAGES, OR ANY LOST PROFITS AND EVEN IF ADVISED OF THE POSSIBILITY OF SUCH, RESULTING FROM THE USE OF THE Shiller Barclays CAPE US Sector ER USD Index OR ANY DATA INCLUDED THEREIN OR WITH RESPECT TO THE JNL/DOUBLELINE SHILLER ENHANCED CAPE FUND.

None of the information supplied by Barclays Bank PLC and used in this publication may be reproduced in any manner without the prior written permission of Barclays Capital, the investment banking division of Barclays Bank PLC. Barclays Bank PLC is registered in England No. 1026167. Registered office 1 Churchill Place London E l 4 5HP.

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Services

Jackson keeps the assets of the Separate Account. Jackson holds all cash of the Separate Account and attends to the collection of proceeds of shares of the underlying Funds bought and sold by the Separate Account.

The financial statements of each Investment Division within Jackson National Separate Account - I and Jackson National Life Insurance Company for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, an independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at Aon Center, 200 East Randolph Drive, Suite 5500, Chicago, Illinois 60601.

Jackson is the parent of Jackson National Asset Management, LLC (“JNAM”), the Funds’ investment adviser and administrator. Pursuant to an agreement between Jackson and JNAM, JNAM provides certain administrative services with respect to the Separate Account, including separate account administration services and financial and accounting services. For the past three years, Jackson paid $410,087 in 2015, $501,239 in 2016, and $491,607 in 2017 for the services provided by JNAM to Jackson.

Purchase of Securities Being Offered

The Contracts will be sold by licensed insurance agents in states where the Contracts may be lawfully sold. The agents will be registered representatives of broker-dealers that are registered under the Securities Exchange Act of 1934 and members of the Financial Industry Regulatory Authority (FINRA).

Underwriters

The Contracts are offered continuously and are distributed by Jackson National Life Distributors LLC (JNLD), 7601 Technology Way, Denver, Colorado 80237. JNLD is a subsidiary of Jackson.

For Perspective II ® contracts, the aggregate amount of commissions paid to broker/dealers was $845,344,088 in 2015, $824,129,963 in 2016, and $895,412,515 in 2017. JNLD did not retain any portion of the commissions.

Calculation of Performance

When Jackson advertises performance for an Investment Division (except the JNL/WMC Government Money Market Division), we will include quotations of standardized average annual total return to facilitate comparison with standardized average annual total return advertised by other variable annuity separate accounts. Standardized average annual total return for an Investment Division will be shown for periods beginning on the date the Investment Division first invested in the corresponding Funds. We will calculate standardized average annual total return according to the standard methods prescribed by rules of the Securities and Exchange Commission.

Standardized average annual total return for a specific period is calculated by taking a hypothetical $1,000 investment in an Investment Division at the offering on the first day of the period ("initial investment") and computing the average annual compounded rate of return for the period that would equate the initial investment with the ending redeemable value ("redeemable value") of that investment at the end of the period, carried to at least the nearest hundredth of a percent. Standardized average annual total return reflects the deduction of all recurring charges that are charged to all Contracts. The redeemable value also reflects the effect of any applicable withdrawal charge or other charge that may be imposed at the end of the period. No deduction is made for premium taxes that may be assessed by certain states.

Jackson may also advertise non-standardized total return on an annualized and cumulative basis. Non-standardized total return may be for periods other than those required to be presented or may otherwise differ from standardized average annual total return. The Contract is designed for long-term investment; therefore, Jackson believes that non-standardized total return that does not reflect the deduction of any applicable withdrawal charge may be useful to investors. Reflecting the deduction of the withdrawal charge decreases the level of performance advertised. Non-

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standardized total return may also assume a larger initial investment that more closely approximates the size of a typical Contract.

Standardized average annual total return quotations will be current to the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication. Both standardized average annual total return quotations and non-standardized total return quotations will be based on rolling calendar quarters and will cover at least periods of one, five, and ten years, or a period covering the time the Investment Division has been in existence, if it has not been in existence for one of the prescribed periods.

Quotations of standardized average annual total return and non-standardized total return are based upon historical earnings and will fluctuate. Any quotation of performance should not be considered a guarantee of future performance. Factors affecting the performance of an Investment Division and its corresponding Fund include general market conditions, operating expenses and investment management. An owner's withdrawal value upon surrender of a Contract may be more or less than its original cost.

Jackson may advertise the current annualized yield for a 30-day period for an Investment Division. The annualized yield of an Investment Division refers to the income generated by the Investment Division over a specified 30-day period. Because this yield is annualized, the yield generated by an Investment Division during the 30-day period is assumed to be generated each 30-day period. The yield is computed by dividing the net investment income per accumulation unit earned during the period by the price per unit on the last day of the period, according to the following formula:

Where:

a	=	net investment income earned during the period by the Fund attributable to shares owned by the Investment Division.
b	=	expenses for the Investment Division accrued for the period (net of reimbursements).
c	=	the average daily number of accumulation units outstanding during the period.
d	=	the maximum offering price per accumulation unit on the last day of the period.

The maximum withdrawal charge is 8.5%.

Net investment income will be determined in accordance with rules established by the Securities and Exchange Commission. Accrued expenses will include all recurring fees that are charged to all Contracts.

Because of the charges and deductions imposed by the Separate Account, the yield for an Investment Division will be lower than the yield for the corresponding Funds. The yield on amounts held in the Investment Division normally will fluctuate over time. Therefore, the disclosed yield for any given period is not an indication or representation of future yields or rates of return. An Investment Division's actual yield will be affected by the types and quality of portfolio securities held by the Fund and the Fund operating expenses.

Any current yield quotations of the JNL/WMC Government Money Market Division will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. We may advertise yield for the Division based on different time periods, but we will accompany it with a yield quotation based on a seven calendar day period. The JNL/WMC Government Money Market Division's yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit at

9

the beginning of the base period, subtracting a hypothetical charge reflecting deductions from Contracts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return and multiplying the base period return by (365/7). The JNL/WMC Government Money Market Division's effective yield is computed similarly but includes the effect of assumed compounding on an annualized basis of the current yield quotations of the Division.

The JNL/WMC Government Money Market Division's and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the Fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the Fund's expenses. Although the Investment Division determines its yield on the basis of a seven calendar day period, it may use a different time period on occasion. The yield quotes may reflect the expense limitations described in the Fund's Prospectus or Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will be maintained for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that neither a Contract owner's investment in the JNL/WMC Government Money Market Division nor that Division's investment in the JNL/WMC Government Money Market Division is guaranteed or insured. Yields of other money market Funds may not be comparable if a different base or another method of calculation is used.

Additional Tax Information

NOTE: INFORMATION CONTAINED HEREIN SHOULD NOT BE SUBSTITUTED FOR THE ADVICE OF A PERSONAL TAX ADVISER. JACKSON DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS OF ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACTS. PURCHASERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS "ANNUITY CONTRACTS" UNDER FEDERAL INCOME TAX LAWS. IT SHOULD BE FURTHER UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT OTHER SPECIAL RULES MAY BE APPLICABLE IN CERTAIN SITUATIONS. MOREOVER, NO ATTEMPT HAS BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS OR TO COMPARE THE TAX TREATMENT OF THE CONTRACTS TO THE TAX TREATMENT OF ANY OTHER INVESTMENT.

Jackson's Tax Status

Jackson is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). For federal income tax purposes, the Separate Account is not a separate entity from Jackson and its operations form a part of Jackson.

Taxation of Annuity Contracts in General

Section 72 of the Code governs the taxation of annuities in general. An individual owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a withdrawal or as annuity payments under the annuity option elected. For a withdrawal received as a total surrender (total redemption or a death benefit), the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For a payment received as a partial withdrawal from a non-qualified Contract, federal tax liability is generally determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the Contract is withdrawn. In the case of a partial withdrawal under a tax-qualified Contract, a ratable portion of the amount received is taxable. For Contracts issued in connection with non-qualified plans, the cost basis is generally the premiums, while for Contracts issued in connection with tax-qualified plans there may be no cost basis. The taxable portion of a withdrawal is taxed at ordinary income tax rates. Tax penalties may also apply.

For annuity payments, a portion of each payment in excess of an exclusion amount is includable in taxable income. All annuity payments in excess of the exclusion amount are fully taxable at ordinary income rates.

The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period certain or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing

10

the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the fixed or estimated number of years for which annuity payments are to be made. No exclusion is allowed with respect to any payments received after the investment in the Contract has been recovered (i.e., when the total of the excludable amounts equals the investment in the Contract). For certain types of tax-qualified plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code.

Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of distributions.

Medicare Tax on Net Investment Income

Beginning in 2013, the taxable portion of distributions from a non-qualified annuity Contract will be considered investment income for purposes of the new Medicare tax on investment income. As a result, a 3.8% tax will generally apply to some or all of the taxable portion of distributions to individuals whose modified adjusted gross income exceeds certain threshold amounts. These levels are $200,000 in the case of single taxpayers, $250,000 in the case of married taxpayers filing joint returns, and $125,000 in the case of married taxpayers filing separately. Owners should consult their own tax advisers for more information.

Withholding Tax on Distributions

The Code generally requires Jackson (or, in some cases, a plan administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a Contract. For "eligible rollover distributions" from Contracts issued under certain types of tax-qualified plans, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" to another eligible plan in a direct transfer. This requirement is mandatory and cannot be waived by the owner.

An "eligible rollover distribution" is the taxable portion of any amount received by a covered employee from a plan qualified under Section 401(a) or 403(a) of the Code, from a tax sheltered annuity qualified under Section 403(b) of the Code or an eligible deferred compensation plan of a state or local government under Section 457(b) of the Code (other than (1) a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee, and his or her designated beneficiary, or for a specified period of ten years or more; (2) minimum distributions required to be made under the Code; and (3) hardship withdrawals). Failure to "roll over" the entire amount of an eligible rollover distribution (including the amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.

Withdrawals or distributions from a Contract other than eligible rollover distributions are also subject to withholding on the taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming three withholding exemptions.

Generally, the amount of any payment of interest to a non-resident alien of the United States shall be subject to withholding of a tax equal to 30% of such amount or, if applicable, a lower treaty rate. A payment may not be subject to withholding where the recipient sufficiently establishes that such payment is effectively connected to the recipient's conduct of a trade or business in the United States and such payment is included in the recipient's gross income.

Diversification -- Separate Account Investments

Section 817(h) of the Code imposes certain asset diversification standards on variable annuity Contracts. The Code provides that a variable annuity Contract will not be treated as an annuity Contract for any period (and any subsequent period) for which the investments held in any segregated asset account underlying the Contract are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury

11

Department"). Disqualification of the Contract as an annuity Contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity Contracts, such as the Contracts, meet the diversification requirements if, as of the last day of each calendar quarter, or within 30 days after such last day, the underlying assets meet the diversification standards for a regulated investment company and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued Regulations establishing diversification requirements for the mutual Funds underlying variable Contracts. These Regulations amplify the diversification requirements for variable Contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under these Regulations, a mutual Fund will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the mutual Fund is represented by any one investment; (2) no more than 70% of the value of the total assets of the mutual Fund is represented by any two investments; (3) no more than 80% of the value of the total assets of the mutual Fund is represented by any three investments; and (4) no more than 90% of the value of the total assets of the mutual Fund is represented by any four investments.

Jackson intends that each Fund of the JNL Series Trust, JNL Variable Fund LLC, and Jackson Variable Series Trust will be managed by its respective investment adviser in such a manner as to comply with these diversification requirements.

At the time the Treasury Department issued the diversification Regulations, it did not provide guidance regarding the circumstances under which Contract owner control of the investments of a segregated asset account would cause the Contract owner to be treated as the owner of the assets of the segregated asset account. Revenue Ruling 2003-91 provides such guidance by describing the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes.

Rev. Rul. 2003-91 considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under these variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under the contracts in Rev. Rul. 2003-91 there was no arrangement, plan, contract or agreement between the contract owner and the insurance company regarding the availability of a particular investment option and other than the contract owner's right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts were made by the insurance company or an advisor in its sole and absolute discretion. Twelve investment options were available under the contracts in Rev. Rul. 2003-91 although the insurance company had the right to increase (but to no more than 20) or decrease the number of sub-accounts at any time. The contract owner was permitted to transfer amounts among the various investment options without limitation, subject to incurring fees for more than one transfer per 30-day period.

Like the contracts described in Rev. Rul. 2003-91, under the Contract there will be no arrangement, plan, contract or agreement between a Contract owner and Jackson regarding the availability of a particular Allocation Option and other than the Contract owner's right to allocate premiums and transfer funds among the available Allocation Options, all investment decisions concerning the Allocation Options will be made by Jackson or an advisor in its sole and absolute discretion. The Contract will differ from the contracts described in Rev. Rul. 2003-91 in two respects. The first difference is that the contracts described in Rev. Rul. 2003-91 provided only 12 investment options with the insurance company having the ability to add an additional 8 options whereas the Contract currently offers 124 Investment Divisions and at least one Fixed Account option, and, if more than 99 options are offered, a Contract owner's Contract Value can be allocated to no more than 99 variable and fixed options at any one time. The second difference is that the owner of a contract in Rev. Rul. 2003-91 could only make one transfer per 30-day period without a fee whereas during the accumulation phase, a Contract owner can make 25 transfers in any one year without a charge.

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Rev. Rul. 2003-91 states that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. Jackson does not believe that the differences between the Contract and the contracts described in Rev. Rul. 2003-91 with respect to the number of investment choices and the number of investment transfers that can be made under the Contract without an additional charge should prevent the holding in Rev. Rul. 2003-91 from applying to the owner of a Contract. At this time, however, it cannot be determined whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance. Jackson reserves the right to modify the Contract to the extent required to maintain favorable tax treatment.

Multiple Contracts

The Code provides that multiple non-qualified annuity Contracts that are issued within a calendar year to the same Contract owner by one company or its affiliates are treated as one annuity Contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such multiple Contracts. For purposes of this rule, Contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. Owners should consult a tax adviser prior to purchasing more than one annuity Contract in any calendar year.

Partial 1035 Exchanges

In accordance with Revenue Procedure 2011-38, the IRS will consider a partial exchange of an annuity Contract for another annuity Contract valid if there is either no withdrawal from, or surrender of, either the surviving annuity contract or the new annuity contract within 180 days of the date of the partial exchange. Revenue Procedure 2011-38 also provides certain exceptions to the 180 day rule. Due to the complexity of these rules, owners are encouraged to consult their own tax advisers prior to entering into a partial exchange of an annuity Contract.

Contracts Owned by Other Than Natural Persons

Under Section 72(u) of the Code, the investment earnings on premiums for Contracts will be taxed currently to the owner if the owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes (except for the taxation of life insurance companies). However, this treatment is not applied to Contracts held by a trust or other entity as an agent for a natural person nor to Contracts held by certain tax-qualified plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

Tax Treatment of Assignments

An assignment or pledge of a Contract may have tax consequences. Any assignment or pledge of a tax-qualified Contract may also be prohibited by ERISA in some circumstances. Owners should, therefore, consult competent legal advisers should they wish to assign or pledge their Contracts.

An assignment or pledge of all or any portion of the value of a Non-Qualified Contract is treated under Section 72 of the Code as an amount not received as an annuity. The value of the Contract assigned or pledged that exceeds the aggregate premiums paid will be included in the individual's gross income. In addition, the amount included in the individual's gross income could also be subject to the 10% penalty tax discussed below under Non-Qualified Contracts.

An assignment or pledge of all or any portion of the value of a Qualified Contract will disqualify the Qualified Contract. If the Qualified Contract is part of a qualified pension or profit-sharing plan, the Code prohibits the assignment or alienation of benefits provided under the plan. If the Qualified Contract is an IRA annuity or a 403(b) annuity, the Code requires the Qualified Contract to be nontransferable. If the Qualified Contract is part of an eligible deferred compensation plan, amounts cannot be made available to plan participants or beneficiaries: (1) until the calendar year in which the participant attains age 70 1/2; (2) when the participant has a severance from employment; or (3) when the participant is faced with an unforeseeable emergency.

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Death Benefits

Any death benefits paid under the Contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity Contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate or gift taxes may also apply.

IRS Approval

The Perspective II Contract and all death benefit riders attached thereto have been approved by the IRS for use as an Individual Retirement Annuity prototype.

Tax-Qualified Plans

The Contracts offered by the Prospectus are designed to be suitable for use under various types of tax-qualified plans. Taxation of owners of a tax-qualified Contract will vary based on the type of plan and the terms and conditions of each specific plan. Owners, annuitants and beneficiaries are cautioned that benefits under a tax-qualified Contract may be subject to the terms and conditions of the plan, regardless of the terms and conditions of the Contracts issued to fund the plan. Owners, annuitants and beneficiaries are also reminded that a tax-qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a tax-qualified plan that is already tax-deferred.

Tax Treatment of Withdrawals

Non-Qualified Contracts

Section 72 of the Code governs treatment of distributions from annuity Contracts. It provides that if the Contract value exceeds the aggregate premiums made, any amount withdrawn not in the form of an annuity payment will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are included in a taxpayer's gross income. Section 72 further provides that a 10% penalty will apply to the income portion of any distribution. The penalty is not imposed on amounts received: (1) after the taxpayer reaches 59 1/2; (2) upon the death of the owner; (3) if the taxpayer is totally disabled as defined in Section 72(m)(7) of the Code; (4) in a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his beneficiary; (5) under an immediate annuity; or (6) which are allocable to premium payments made prior to August 14, 1982.

With respect to (4) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Tax-Qualified Contracts

In the case of a withdrawal under a tax-qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a tax-qualified Contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (pension and profit sharing plans), 403(b) (tax-sheltered annuities), individual retirement accounts and annuities under 408(a) and (b) (IRAs) and Roth IRAs under 408A. To the extent amounts are not included in gross income because they have been rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed.

The tax penalty will not apply to the following distributions: (1) distributions made on or after the date on which the owner or annuitant (as applicable) reaches age 59 1/2; (2) distributions following the death or disability of the owner or annuitant (as applicable) (for this purpose "disability" is defined in Section 72(m)(7) of the Code); (3) distributions that are part of a series of substantially equal periodic payments made not less frequently than annually for the life (or

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life expectancy) of the owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such owner or annuitant (as applicable) and his or her designated beneficiary; (4) distributions to an owner or annuitant (as applicable) who has separated from service after he has attained age 55; (5) distributions made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the owner or annuitant (as applicable) for amounts paid during the taxable year for medical care; (6) distributions made to an alternate payee pursuant to a qualified domestic relations order; (7) distributions made on account of an IRS levy upon the qualified Contracts; (8) distributions from an IRA after separation from employment for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Contract owner or annuitant (as applicable) and his or her spouse and dependents if the Contract owner or annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the Contract owner or annuitant (as applicable) has been re-employed for at least 60 days); (9) distributions from an IRA made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) (as applicable) for the taxable year; and (10) distributions from an IRA made to the owner or annuitant (as applicable) which are qualified first time home buyer distributions (as defined in Section 72(t)(8) of the Code). The exceptions stated in items (4) and (6) above do not apply in the case of an IRA. The exception stated in (3) above applies to an IRA without the requirement that there be a separation from service.

With respect to (3) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Withdrawals of amounts attributable to contributions made pursuant to a salary reduction agreement (in accordance with Section 403(b)(11) of the Code) are limited to the following: when the owner attains age 59 1/2, severs employment, dies, becomes disabled (within the meaning of Section 72(m)(7) of the Code), or in the case of hardship. Hardship withdrawals do not include any earnings on salary reduction contributions. These limitations on withdrawals apply to: (1) salary reduction contributions made after December 31, 1988; (2) income attributable to such contributions; and (3) income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers or exchanges between certain tax-qualified plans. Tax penalties may also apply. While the foregoing limitations only apply to certain Contracts issued in connection with Section 403(b) plans, all owners should seek competent tax advice regarding any withdrawals or distributions.

The taxable portion of a withdrawal or distribution from tax-qualified Contracts may, under some circumstances, be "rolled over" into another eligible plan so as to continue to defer income tax on the taxable portion. Such treatment is available for an "eligible rollover distribution" made by certain types of plans (as described above under "Taxes - Withholding Tax on Distributions") that is transferred within 60 days of receipt into another eligible plan or an IRA. Plans making such eligible rollover distributions are also required, with some exceptions specified in the Code, to provide for a direct transfer of the distribution to the transferee plan designated by the recipient.

Amounts received from IRAs may also be rolled over into other IRAs or certain other plans, subject to limitations set forth in the Code.

Prior to the date that annuity payments begin under an annuity Contract, the required minimum distribution rules applicable to defined contribution plans and IRAs will be used. Generally, distributions from a tax-qualified plan must commence no later than April 1 of the calendar year following the year in which the employee attains the later of age 70 1/2 or the date of retirement. In the case of an IRA, distributions must commence no later than April 1 of the calendar year following the year in which the owner attains age 70 1/2. Required distributions from defined contribution plans and IRAs are determined by dividing the account balance by the appropriate distribution period found in a uniform lifetime distribution table set forth in IRS regulations. For this purpose, the entire interest under an annuity Contract is the account value under the Contract plus the actuarial value of any other benefits such as guaranteed death benefits that will be provided under the Contract.

If the sole beneficiary is the Contract holder's or employee's spouse and the spouse is more than 10 years younger than the employee, a longer distribution period measured by the joint life and last survivor expectancy of the Contract holder

15

employee and spouse is permitted to be used. Distributions under a defined benefit plan or an annuity Contract must be paid in the form of periodic annuity payments for the employee's life (or the joint lives of the employee and beneficiary) or over a period certain that does not exceed the period under the uniform lifetime table for the employee's age in the year in which the annuity starting date occurs. If the required minimum distributions are not made, a 50% penalty tax on the amount not distributed is imposed on the individual.

Types of Tax-Qualified Plans

The Contracts offered herein are designed to be suitable for use under various types of tax-qualified plans. Taxation of participants in each tax-qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners, annuitants and beneficiaries are cautioned that benefits under a tax-qualified plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into Jackson's administrative procedures. Jackson is not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless Jackson specifically consents to be bound. Owners, annuitants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

A tax-qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a tax-qualified plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a tax-qualified plan. Following are general descriptions of the types of tax-qualified plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding tax-qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a tax-qualified plan.

Contracts issued pursuant to tax-qualified plans include special provisions restricting Contract provisions that may otherwise be available as described herein. Generally, Contracts issued pursuant to tax-qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Tax-Qualified Contracts. (See "Tax Treatment of Withdrawals - Tax-Qualified Contracts" above.)

On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by Jackson in connection with certain Tax-Qualified Plans will utilize tables that do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

(a) Tax-Sheltered Annuities

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not included in the gross income of the employee until the employee receives distributions from the Contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, non-discrimination and withdrawals. Employee loans are not allowed under these Contracts. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

16

(b) Individual Retirement Annuities

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "individual retirement annuity" ("IRA annuity"). Under applicable limitations, certain amounts may be contributed to an IRA annuity that will be deductible from the individual's gross income. IRA annuities are subject to limitations on eligibility, contributions, transferability and distributions. Sales of IRA annuities are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as IRA annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(c) Roth IRA Annuities

Section 408A of the Code provides that individuals may purchase a non-deductible IRA annuity, known as a Roth IRA annuity. Purchase payments for Roth IRA annuities are limited to a maximum of $5,500 for 2018. The limit will be adjusted annually for inflation in $500 increments. In addition, the Act allows individuals age 50 and older to make additional catch-up IRA contributions. The otherwise maximum contribution limit (before application of adjusted gross income phase-out limits) for an individual who had celebrated his or her 50th birthday before the end of the tax year is increased by $1,000. The same contribution and catch-up contributions are also available for purchasers of Traditional IRA annuities.

Lower maximum limitations apply to individuals above certain adjusted gross income levels. For 2018, these levels are $120,000 in the case of single taxpayers, $189,000 in the case of married taxpayers filing joint returns, and $0 in the case of married taxpayers filing separately. These levels are indexed annually in $1,000 increments. An overall $5,500 annual limitation (increased as discussed above) continues to apply to all of a taxpayer's IRA annuity contributions, including Roth IRA annuities and non-Roth IRA annuities.

Qualified distributions from Roth IRA annuities are free from federal income tax. A qualified distribution requires that the individual has held the Roth IRA annuity for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any distribution that is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA annuity. The 10% penalty tax and the regular IRA annuity exceptions to the 10% penalty tax apply to taxable distributions from Roth IRA annuities.

Amounts may be rolled over from one Roth IRA annuity to another Roth IRA annuity. Furthermore, an individual may make a rollover contribution from a non-Roth IRA annuity to a Roth IRA annuity. The individual must pay tax on any portion of the IRA annuity being rolled over that would be included in income if the distributions were not rolled over. There are no similar limitations on rollovers from one Roth IRA annuity to another Roth IRA annuity.

(d) Pension and Profit-Sharing Plans

The Internal Revenue Code permits employers, including self-employed individuals, to establish various types of qualified retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be included in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, transferability of benefits, withdrawals and surrenders. Purchasers of Contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

17

(e) Eligible Deferred Compensation Plans -- Section 457

Under Code provisions, employees and independent Contractors performing services for state and local governments and other tax-exempt organizations may participate in eligible deferred compensation plans under Section 457 of the Code. The amounts deferred under a Plan that meets the requirements of Section 457 of the Code are not taxable as income to the participant until paid or otherwise made available to the participant or beneficiary. As a general rule, the maximum amount that can be deferred in any one year is the lesser of 100% of the participant's includable compensation or the $18,500 elective deferral limitation in 2018. The limit is indexed for inflation in $500 increments annually. In addition, the Act allows individuals in eligible deferred compensation plans of state or local governments age 50 and older to make additional catch-up contributions. The otherwise maximum contribution limit for an individual who had celebrated his or her 50th birthday before the end of the tax year is increased by $6,000. The same contribution and catch-up contributions are also available for participants in qualified pension and profit-sharing plans and tax-sheltered annuities under Section 403(b) of the Code.

In limited circumstances, the plan may provide for additional catch-up contributions in each of the last three years before normal retirement age. Furthermore, the Code provides additional requirements and restrictions regarding eligibility and distributions.

All of the assets and income of an eligible deferred compensation plan established by a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, custodial accounts and certain annuity Contracts are treated as trusts. The requirement of a trust does not apply to amounts under a Plan of a tax-exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Plan of a governmental employer if the Plan is not an eligible plan within the meaning of Section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.

In general, distributions from a Plan are prohibited under Section 457 of the Code unless made after the participant:

•	attains age 70 1/2,
•	severs employment,
•	dies, or
•	suffers an unforeseeable financial emergency as defined in the regulations.

Under present federal tax law, amounts accumulated in a Plan of a tax-exempt (non-governmental) employer under Section 457 of the Code cannot be transferred or rolled over on a tax-deferred basis except for certain transfers to other Plans under Section 457. Amounts accumulated in a Plan of a state or local government employer may be transferred or rolled over to another eligible deferred compensation plan of a state or local government, an IRA, a qualified pension or profit-sharing plan or a tax-sheltered annuity under Section 403(b) of the Code.

Annuity Provisions

Variable Annuity Payment

The initial annuity payment is determined by taking the Contract value allocated to that Investment Division, less any premium tax and any applicable Contract charges, and then applying it to the income option table specified in the Contract.  The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified Plans and other employer-sponsored retirement plans, such classification is not permitted) and age of the annuitant and designated second person, if any.

18

The dollars applied are divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly payment.  That amount is divided by the value of an annuity unit as of the Income Date to establish the number of annuity units representing each variable payment.  The number of annuity units determined for the first variable payment remains constant for the second and subsequent monthly variable payments, assuming that no reallocation of Contract values is made.

The amount of the second and each subsequent monthly variable payment is determined by multiplying the number of annuity units by the annuity unit value as of the business day next preceding the date on which each payment is due.

The mortality and expense experience will not adversely affect the dollar amount of the variable annuity payments once payments have commenced.

Annuity Unit Value

The initial value of an annuity unit of each Investment Division was set when the Investment Divisions were established.  The value may increase or decrease from one business day to the next.  The income option tables contained in the Contract are based on an assumed investment rate of 1.5%.

The value of a fixed number of annuity units will reflect the investment performance of the Investment Divisions elected, and the amount of each payment will vary accordingly.

For each Investment Division, the value of an annuity unit for any business day is determined by multiplying the annuity unit value for the immediately preceding business day by the percentage change in the value of an accumulation unit from the immediately preceding business day to the business day of valuation, calculated by use of the Net Investment Factor, described below. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 1.5%.

Net Investment Factor

The net investment factor is an index applied to measure the net investment performance of an Investment Division from one valuation date to the next. The net investment factor for any Investment Division for any valuation period during the accumulation and annuity phases is determined by dividing (a) by (b) and then subtracting (c) from the result where:

(a)	is the net result of:
	(1)	the net asset value of a Fund's share held in the Investment Division determined as of the valuation date at the end of the valuation period, plus
	(2)	the per share amount of any dividend or other distribution declared by the Fund if the "ex-dividend" date occurs during the valuation period, plus or minus
(3)
a per share credit or charge with respect to any taxes paid or reserved for by Jackson during the valuation period which are determined by Jackson to be attributable to the operation of the Investment Division (no federal income taxes are applicable under present law);

(b)	is the net asset value of the Fund share held in the Investment Division determined as of the valuation date at the end of the preceding valuation period; and
(c)
is the asset charge factor determined by Jackson for the valuation period to reflect the asset-based charges (the mortality and expense risk charge), administration charge, and any applicable charges for optional benefits.

Also see "Income Payments (The Income Phase)" in the Prospectus.

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Condensed Financial Information

Accumulation Unit Values

The tables reflect the Accumulation Unit values for each Investment Division for the beginning and end of the periods indicated, and the number of Accumulation Units outstanding as of the end of the periods indicated - for Contracts with all levels of charges (and combinations of optional endorsements), except base Contracts (with Administration Charge waiver and no optional endorsements) or Contracts with the most expensive combination of charges and optional endorsements, which can be found in the Prospectus. The tables do not provide partial year information. The tables provide Accumulation Unit values and the number of Accumulation Units outstanding only if that information is available throughout the period. Where Accumulation Unit values and the number of Accumulation Units outstanding are unavailable, either because of a partial year or a Fund not being offered, a “N/ A” is provided.

Contact the Annuity Service Center (our contact information is on the cover page of the Prospectus) to ask about the more timely Accumulation Unit values that are available for each Investment Division.

The Accumulation Unit value information for JNL/PPM America Total Return Fund (JNL Series Trust) includes historical information from the JNL/PPM America Total Return Fund (JNL Investors Series Trust) for periods before the merger of JNL/PPM America Total Return Fund (JNL Investors Series Trust) into JNL/PPM America Total Return Fund (JNL Series Trust), effective April 25, 2016.

20

Accumulation Unit Values
Contract with Endorsements - 1.25%

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL Aggressive Growth Allocation Division
Accumulation unit value:
Beginning of period	$12.29	$11.52	$11.98	$11.55	$9.43	$8.33
End of period	$14.74	$12.29	$11.52	$11.98	$11.55	$9.43
Accumulation units outstanding at the end of period	366,995	517,330	415,980	329,584	343,624	294,898

JNL Conservative Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Growth Allocation Division
Accumulation unit value:
Beginning of period	$13.15	$12.38	$12.79	$12.33	$10.18	$9.02
End of period	$15.40	$13.15	$12.38	$12.79	$12.33	$10.18
Accumulation units outstanding at the end of period	922,375	1,779,762	1,127,361	1,094,388	1,070,477	1,080,950

JNL Institutional Alt 25 Division
Accumulation unit value:
Beginning of period	$17.07	$16.30	$16.89	$16.73	$14.87	$13.55
End of period	$19.28	$17.07	$16.30	$16.89	$16.73	$14.87
Accumulation units outstanding at the end of period	1,957,511	1,996,150	1,453,735	1,463,783	1,521,495	1,615,925

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	$17.16	$16.69	$17.25	$17.15	$15.74	$14.37
End of period	$18.73	$17.16	$16.69	$17.25	$17.15	$15.74
Accumulation units outstanding at the end of period	662,792	940,848	758,224	851,533	967,179	1,010,543

JNL Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	$13.56	$12.80	$13.20	$12.69	$10.97	N/A
End of period	$15.34	$13.56	$12.80	$13.20	$12.69	N/A
Accumulation units outstanding at the end of period	664,160	1,199,008	693,964	936,836	921,338	N/A

JNL Multi-Manager Mid Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$40.14	$38.43	$40.83	$40.22	$31.21	$27.76
End of period	$50.44	$40.14	$38.43	$40.83	$40.22	$31.21
Accumulation units outstanding at the end of period	92,795	165,577	111,826	129,793	137,710	149,052

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	$20.61	$16.86	$18.85	$19.06	$14.36	$12.36
End of period	$22.60	$20.61	$16.86	$18.85	$19.06	$14.36
Accumulation units outstanding at the end of period	65,589	122,699	56,311	71,580	76,686	76,172

JNL/American Funds Balanced Division
Accumulation unit value:
Beginning of period	$14.51	$13.90	$14.29	$14.39	$12.61	$11.30
End of period	$16.72	$14.51	$13.90	$14.29	$14.39	$12.61
Accumulation units outstanding at the end of period	276,066	407,235	276,888	286,288	289,013	290,777

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	$18.66	$15.96	$16.72	$14.72	$11.26	$10.05
End of period	$21.49	$18.66	$15.96	$16.72	$14.72	$11.26
Accumulation units outstanding at the end of period	821,315	1,295,057	856,126	890,196	866,350	915,738

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	$10.21	$10.10	$10.68	$10.69	$11.15	N/A
End of period	$10.74	$10.21	$10.10	$10.68	$10.69	N/A
Accumulation units outstanding at the end of period	252,003	413,342	292,838	318,554	343,832	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	$12.91	$12.84	$13.01	$12.94	$10.24	$8.80
End of period	$16.00	$12.91	$12.84	$13.01	$12.94	$10.24
Accumulation units outstanding at the end of period	114,074	190,092	129,488	136,447	137,940	139,463

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	$13.36	$12.59	$12.70	$12.36	$10.35	N/A
End of period	$15.91	$13.36	$12.59	$12.70	$12.36	N/A
Accumulation units outstanding at the end of period	141,473	190,991	96,845	167,745	132,901	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	$18.05	$16.45	$16.49	$15.16	$11.55	$10.00
End of period	$21.73	$18.05	$16.45	$16.49	$15.16	$11.55
Accumulation units outstanding at the end of period	634,806	970,556	667,410	697,139	740,814	790,246

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/American Funds International Division
Accumulation unit value:
Beginning of period	$11.56	$11.35	$12.08	$12.62	$10.55	$9.10
End of period	$15.03	$11.56	$11.35	$12.08	$12.62	$10.55
Accumulation units outstanding at the end of period	277,449	391,762	245,736	226,027	230,854	222,084

JNL/American Funds Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	$12.66	$11.94	$12.11	$11.76	$11.44	N/A
End of period	$14.47	$12.66	$11.94	$12.11	$11.76	N/A
Accumulation units outstanding at the end of period	229,051	297,486	142,035	179,561	125,425	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	$10.83	$10.45	$10.97	$12.10	$11.05	N/A
End of period	$13.78	$10.83	$10.45	$10.97	$12.10	N/A
Accumulation units outstanding at the end of period	330,609	538,218	359,046	333,246	363,412	N/A

JNL/AQR Large Cap Relaxed Constraint Equity Division
Accumulation unit value:
Beginning of period	$14.04	$13.17	$13.57	$12.07	$9.10	$7.71
End of period	$17.06	$14.04	$13.17	$13.57	$12.07	$9.10
Accumulation units outstanding at the end of period	119,873	189,927	117,399	117,156	98,876	97,942

JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	$10.20	$11.3	N/A	N/A	N/A	N/A
End of period	$9.94	$10.20	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	21,269	50,196	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	$12.05	$11.74	$12.05	$11.98	$10.61	$9.80
End of period	$13.55	$12.05	$11.74	$12.05	$11.98	$10.61
Accumulation units outstanding at the end of period	5,043,911	6,770,650	5,924,648	6,554,801	6,882,874	6,988,598

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	$8.92	$7.14	$9.48	$11.19	$10.35	$10.40
End of period	$8.55	$8.92	$7.14	$9.48	$11.19	$10.35
Accumulation units outstanding at the end of period	433,232	688,210	385,194	391,393	461,730	594,899

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$44.28	$44.64	$42.55	$39.57	$28.83	$26.39
End of period	$58.44	$44.28	$44.64	$42.55	$39.57	$28.83
Accumulation units outstanding at the end of period	125,734	242,304	55,016	52,731	50,445	49,545

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	$14.02	$12.61	$15.68	$14.79	$12.13	$10.35
End of period	$15.22	$14.02	$12.61	$15.68	$14.79	$12.13
Accumulation units outstanding at the end of period	65,779	87,828	63,777	61,805	55,366	37,693

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	$13.26	$13.43	$14.10	$15.96	$13.30	$11.50
End of period	$16.83	$13.26	$13.43	$14.10	$15.96	$13.30
Accumulation units outstanding at the end of period	100,951	169,519	103,001	110,460	103,049	88,890

JNL/ClearBridge Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Crescent High Income Division
Accumulation unit value:
Beginning of period	$10.46	N/A	N/A	N/A	N/A	N/A
End of period	$10.82	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	6,290	N/A	N/A	N/A	N/A	N/A

JNL/DFA Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$29.83	$26.49	$27.40	$25.26	$18.93	$16.86
End of period	$35.42	$29.83	$26.49	$27.40	$25.26	$18.93
Accumulation units outstanding at the end of period	139,527	221,065	161,131	177,764	183,477	167,150

JNL/DoubleLine Core Fixed Income Division
Accumulation unit value:
Beginning of period	$20.65	$20.35	$20.53	$19.99	$20.67	$19.37
End of period	$21.49	$20.65	$20.35	$20.53	$19.99	$20.67
Accumulation units outstanding at the end of period	570,440	1,040,758	635,700	769,340	832,754	1,019,705

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/DoubleLine Shiller Enhanced CAPE Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	$10.61	$10.52	N/A	N/A	N/A	N/A
End of period	$10.90	$10.61	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	138,579	335,809	N/A	N/A	N/A	N/A

JNL/FAMCO Flex Core Covered Call Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FPA + Doubleline Flexible Allocation Division
Accumulation unit value:
Beginning of period	$12.66	$12.36	$13.78	$14.54	$11.90	$10.28
End of period	$13.88	$12.66	$12.36	$13.78	$14.54	$11.90
Accumulation units outstanding at the end of period	1,586,065	2,909,324	2,301,584	2,633,558	2,860,008	2,879,414

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	$12.66	$11.30	$12.20	$12.03	$9.83	$8.58
End of period	$13.98	$12.66	$11.30	$12.20	$12.03	$9.83
Accumulation units outstanding at the end of period	332,581	753,008	362,946	429,208	360,017	323,134

JNL/Franklin Templeton Global Division
Accumulation unit value:
Beginning of period	$11.16	$10.22	$11.06	$11.47	$8.91	N/A
End of period	$12.95	$11.16	$10.22	$11.06	$11.47	N/A
Accumulation units outstanding at the end of period	245,057	377,547	259,767	284,601	251,372	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	$11.42	$11.14	$11.77	$11.97	$11.71	$10.05
End of period	$11.68	$11.42	$11.14	$11.77	$11.97	$11.71
Accumulation units outstanding at the end of period	238,987	305,498	385,629	359,593	353,813	275,470

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$14.73	$13.07	$14.28	$14.02	$12.44	$11.23
End of period	$15.99	$14.73	$13.07	$14.28	$14.02	$12.44
Accumulation units outstanding at the end of period	384,428	583,528	472,117	537,109	607,172	565,008

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	$10.02	$10.26	$10.01	$11.19	$8.56	$6.81
End of period	$13.09	$10.02	$10.26	$10.01	$11.19	$8.56
Accumulation units outstanding at the end of period	139,199	233,127	173,773	195,032	156,995	120,615

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	$13.30	$11.64	$12.37	$11.67	$9.21	$8.21
End of period	$14.20	$13.30	$11.64	$12.37	$11.67	$9.21
Accumulation units outstanding at the end of period	240,460	410,056	257,341	277,249	269,269	271,577

JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$26.67	$26.45	$26.68	$25.63	$26.23	$24.64
End of period	$27.13	$26.67	$26.45	$26.68	$25.63	$26.23
Accumulation units outstanding at the end of period	141,905	241,468	159,325	154,643	118,525	135,432

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	$11.94	$11.09	$12.81	$13.64	$14.99	$12.65
End of period	$13.58	$11.94	$11.09	$12.81	$13.64	$14.99
Accumulation units outstanding at the end of period	23,983	136,120	32,613	34,198	35,663	38,620

JNL/Harris Oakmark Global Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco China-India Division
Accumulation unit value:
Beginning of period	$7.15	$7.50	$7.99	$7.26	$7.53	$6.18
End of period	$10.76	$7.15	$7.50	$7.99	$7.26	$7.53
Accumulation units outstanding at the end of period	171,416	271,537	100,663	102,469	100,498	106,666

JNL/Invesco Diversified Dividend Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$16.87	$16.68	$17.06	$15.01	$14.79	$11.68
End of period	$18.36	$16.87	$16.68	$17.06	$15.01	$14.79
Accumulation units outstanding at the end of period	243,819	449,462	266,569	275,324	294,644	284,151

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$19.83	$20.32	$21.00	$21.21	$18.05	$15.80
End of period	$24.12	$19.83	$20.32	$21.00	$21.21	$18.05
Accumulation units outstanding at the end of period	119,478	220,142	128,972	114,219	109,189	122,451

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	$29.12	$25.56	$28.46	$26.38	$20.40	$19.18
End of period	$31.56	$29.12	$25.56	$28.46	$26.38	$20.40
Accumulation units outstanding at the end of period	45,953	78,323	58,840	60,383	73,626	90,570

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$28.04	$25.46	$26.25	$24.61	$17.84	$15.36
End of period	$34.60	$28.04	$25.46	$26.25	$24.61	$17.84
Accumulation units outstanding at the end of period	52,865	79,396	51,416	44,917	36,565	34,424

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$42.04	$42.35	$41.63	$37.91	$27.03	$23.54
End of period	$53.73	$42.04	$42.35	$41.63	$37.91	$27.03
Accumulation units outstanding at the end of period	52,428	101,294	62,941	65,574	59,890	55,009

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$21.40	$21.36	$21.53	$20.69	$21.71	$21.21
End of period	$21.67	$21.40	$21.36	$21.53	$20.69	$21.71
Accumulation units outstanding at the end of period	130,590	191,635	89,002	83,566	97,518	164,245

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$12.11	$10.28	$12.80	$13.68	$14.01	$11.61
End of period	$15.38	$12.11	$10.28	$12.80	$13.68	$14.01
Accumulation units outstanding at the end of period	91,558	448,215	131,886	128,499	153,352	167,904

JNL/Mellon Capital 10 x 10 Division
Accumulation unit value:
Beginning of period	$13.97	$12.63	$13.08	$12.24	$9.70	$8.47
End of period	$16.04	$13.97	$12.63	$13.08	$12.24	$9.70
Accumulation units outstanding at the end of period	119,831	151,696	93,364	80,610	86,049	57,934

JNL/Mellon Capital Bond Index Division
Accumulation unit value:
Beginning of period	$14.55	$14.45	$14.65	$14.05	$14.63	$14.29
End of period	$14.80	$14.55	$14.45	$14.65	$14.05	$14.63
Accumulation units outstanding at the end of period	98,639	145,371	88,287	73,556	65,786	85,845

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Mellon Capital Consumer Discretionary Sector Division
Accumulation unit value:
Beginning of period	$25.09	$23.93	$22.88	$20.91	$15.00	$12.31
End of period	$30.25	$25.09	$23.93	$22.88	$20.91	$15.00
Accumulation units outstanding at the end of period	32,591	43,432	34,231	57,582	59,831	29,746

JNL/Mellon Capital Consumer Staples Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Dow Index Division
Accumulation unit value:
Beginning of period	$17.41	$15.22	$15.52	$14.31	$11.10	$10.10
End of period	$21.95	$17.41	$15.22	$15.52	$14.31	$11.10
Accumulation units outstanding at the end of period	80,939	212,756	97,948	113,651	126,106	101,212

JNL/Mellon Capital Emerging Markets Index Division
Accumulation unit value:
Beginning of period	$8.60	$7.91	$9.45	$9.94	$10.50	$9.04
End of period	$11.55	$8.60	$7.91	$9.45	$9.94	$10.50
Accumulation units outstanding at the end of period	302,843	320,048	268,823	281,391	295,284	207,970

JNL/Mellon Capital Energy Sector Division
Accumulation unit value:
Beginning of period	$35.55	$28.29	$37.33	$42.17	$34.07	$33.07
End of period	$34.08	$35.55	$28.29	$37.33	$42.17	$34.07
Accumulation units outstanding at the end of period	66,310	114,678	75,152	77,351	70,915	65,447

JNL/Mellon Capital European 30 Division
Accumulation unit value:
Beginning of period	$13.70	$14.13	$14.59	$15.30	$11.86	$11.06
End of period	$16.74	$13.70	$14.13	$14.59	$15.30	$11.86
Accumulation units outstanding at the end of period	64,659	58,716	43,805	26,231	16,966	6,690

JNL/Mellon Capital Financial Sector Division
Accumulation unit value:
Beginning of period	$14.83	$12.10	$12.39	$11.09	$8.42	$6.77
End of period	$17.47	$14.83	$12.10	$12.39	$11.09	$8.42
Accumulation units outstanding at the end of period	186,021	175,209	105,966	106,975	108,188	74,908

JNL/Mellon Capital Healthcare Sector Division
Accumulation unit value:
Beginning of period	$26.44	$27.84	$26.45	$21.40	$15.38	$13.14
End of period	$32.02	$26.44	$27.84	$26.45	$21.40	$15.38
Accumulation units outstanding at the end of period	102,297	157,905	198,797	127,949	100,773	74,231

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Mellon Capital Index 5 Division
Accumulation unit value:
Beginning of period	$14.44	$13.06	$13.43	$12.91	$10.56	$9.39
End of period	$16.44	$14.44	$13.06	$13.43	$12.91	$10.56
Accumulation units outstanding at the end of period	78,825	236,542	94,400	93,992	85,965	176,096

JNL/Mellon Capital Industrials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Information Technology Sector Division
Accumulation unit value:
Beginning of period	$13.26	$11.85	$11.49	$9.65	$7.74	$7.05
End of period	$17.85	$13.26	$11.85	$11.49	$9.65	$7.74
Accumulation units outstanding at the end of period	302,163	541,432	342,502	330,941	284,648	270,667

JNL/Mellon Capital International Index Division
Accumulation unit value:
Beginning of period	$17.14	$17.22	$17.62	$19.00	$15.84	$13.59
End of period	$21.16	$17.14	$17.22	$17.62	$19.00	$15.84
Accumulation units outstanding at the end of period	103,696	167,334	75,793	72,627	46,471	31,254

JNL/Mellon Capital JNL 5 Division
Accumulation unit value:
Beginning of period	$19.30	$17.42	$18.18	$16.54	$12.72	$10.91
End of period	$22.28	$19.30	$17.42	$18.18	$16.54	$12.72
Accumulation units outstanding at the end of period	82,407	117,268	95,226	35,088	36,194	30,818

JNL/Mellon Capital Materials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital MSCI KLD 400 Social Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital MSCI World Index Division
Accumulation unit value:
Beginning of period	$18.92	$17.91	$19.77	$18.05	$16.14	$13.29
End of period	$22.65	$18.92	$17.91	$19.77	$18.05	$16.14
Accumulation units outstanding at the end of period	14,680	19,362	14,928	9,944	15,323	11,795

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Mellon Capital Nasdaq 100 Index Division
Accumulation unit value:
Beginning of period	$23.64	$22.17	$22.13	$18.92	$13.58	$11.49
End of period	$30.83	$23.64	$22.17	$22.13	$18.92	$13.58
Accumulation units outstanding at the end of period	150,813	220,345	118,717	113,727	56,830	74,966

JNL/Mellon Capital Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	$17.85	$16.49	$15.91	$15.61	$14.03	N/A
End of period	$21.73	$17.85	$16.49	$15.91	$15.61	N/A
Accumulation units outstanding at the end of period	16,972	23,995	15,131	15,136	14,281	N/A

JNL/Mellon Capital Real Estate Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 1500 Growth Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 1500 Value Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$31.00	$26.13	$27.19	$25.21	$19.19	$16.58
End of period	$35.42	$31.00	$26.13	$27.19	$25.21	$19.19
Accumulation units outstanding at the end of period	116,694	189,773	80,685	79,563	77,373	63,198

JNL/Mellon Capital S&P 500 Index Division
Accumulation unit value:
Beginning of period	$20.15	$18.32	$18.39	$16.47	$12.67	$11.12
End of period	$24.11	$20.15	$18.32	$18.39	$16.47	$12.67
Accumulation units outstanding at the end of period	534,948	799,944	493,859	459,703	424,390	309,717

JNL/Mellon Capital S&P SMid 60 Division
Accumulation unit value:
Beginning of period	$20.46	$15.42	$16.44	$16.09	$11.90	$10.58
End of period	$19.76	$20.46	$15.42	$16.44	$16.09	$11.90
Accumulation units outstanding at the end of period	33,909	61,477	18,567	22,451	24,266	12,861

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Mellon Capital Small Cap Index Division
Accumulation unit value:
Beginning of period	$27.60	$22.20	$23.56	$22.79	$16.67	$14.57
End of period	$30.76	$27.60	$22.20	$23.56	$22.79	$16.67
Accumulation units outstanding at the end of period	94,758	141,189	71,744	78,060	78,536	51,081

JNL/Mellon Capital Telecommunications Sector Division
Accumulation unit value:
Beginning of period	$9.96	$8.16	$8.05	$7.72	$6.46	$5.44
End of period	$10.18	$9.96	$8.16	$8.05	$7.72	$6.46
Accumulation units outstanding at the end of period	15,311	36,796	16,273	16,880	16,152	24,761

JNL/MFS Mid Cap Value Division
Accumulation unit value:
Beginning of period	$21.15	$18.86	$20.97	$18.77	$14.32	$12.29
End of period	$23.61	$21.15	$18.86	$20.97	$18.77	$14.32
Accumulation units outstanding at the end of period	169,031	323,349	192,934	195,466	194,665	191,954

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	$10.90	$10.42	$10.68	$10.31	$10.45	N/A
End of period	$11.49	$10.90	$10.42	$10.68	$10.31	N/A
Accumulation units outstanding at the end of period	151,904	177,041	146,932	130,254	104,413	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$19.53	$19.75	$19.27	$19.14	$15.36	$12.90
End of period	$26.25	$19.53	$19.75	$19.27	$19.14	$15.36
Accumulation units outstanding at the end of period	207,602	371,211	168,268	133,178	137,731	134,147

JNL/PIMCO Credit Income Division
Accumulation unit value:
Beginning of period	$11.18	N/A	N/A	N/A	N/A	N/A
End of period	$11.81	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	47,490	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$13.79	$13.28	$13.88	$13.61	$15.16	$14.16
End of period	$14.05	$13.79	$13.28	$13.88	$13.61	$15.16
Accumulation units outstanding at the end of period	354,965	542,655	362,856	410,162	448,702	513,186

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	$11.38	$10.53	$10.80	$10.91	$10.59	$9.95
End of period	$11.56	$11.38	$10.53	$10.80	$10.91	$10.59
Accumulation units outstanding at the end of period	264,393	313,731	295,845	356,323	463,825	341,017

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$21.36	$18.48	$20.10	$20.32	$19.02	$16.50
End of period	$22.67	$21.36	$18.48	$20.10	$20.32	$19.02
Accumulation units outstanding at the end of period	176,827	315,044	246,575	260,749	250,458	267,309

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	$19.20	$15.26	$16.80	$15.41	$11.06	$9.62
End of period	$21.31	$19.20	$15.26	$16.80	$15.41	$11.06
Accumulation units outstanding at the end of period	33,810	53,402	29,903	31,507	25,285	16,782

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	$19.53	$15.15	$15.89	$15.20	$11.21	$9.48
End of period	$22.60	$19.53	$15.15	$15.89	$15.20	$11.21
Accumulation units outstanding at the end of period	76,073	73,884	42,196	44,806	28,727	17,928

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	$16.47	N/A	N/A	N/A	N/A	N/A
End of period	$16.96	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	16,857	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	$33.34	$27.75	$30.78	$27.71	$20.01	$17.52
End of period	$37.85	$33.34	$27.75	$30.78	$27.71	$20.01
Accumulation units outstanding at the end of period	10,420	18,199	5,804	5,246	5,958	2,851

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	$20.72	$19.02	$20.28	$17.95	$12.66	$11.03
End of period	$23.61	$20.72	$19.02	$20.28	$17.95	$12.66
Accumulation units outstanding at the end of period	340,914	712,437	471,179	269,819	215,348	203,996

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	$22.04	$21.11	$21.12	$19.44	$13.77	$11.96
End of period	$26.04	$22.04	$21.11	$21.12	$19.44	$13.77
Accumulation units outstanding at the end of period	92,618	199,988	179,480	158,828	106,368	96,716

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	$21.10	$18.14	$18.25	$16.25	$12.58	$11.29
End of period	$23.33	$21.10	$18.14	$18.25	$16.25	$12.58
Accumulation units outstanding at the end of period	701,006	1,205,850	720,975	771,324	767,390	618,341

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	$19.91	$19.15	$22.51	$19.31	$13.04	$11.57
End of period	$23.39	$19.91	$19.15	$22.51	$19.31	$13.04
Accumulation units outstanding at the end of period	120,511	218,156	242,180	219,277	137,980	72,965

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$22.02	$21.03	$21.35	$20.28	$16.33	$14.27
End of period	$26.80	$22.02	$21.03	$21.35	$20.28	$16.33
Accumulation units outstanding at the end of period	686,501	918,144	797,291	808,733	801,210	820,325

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$14.05	$13.55	$13.93	$13.68	$13.26	$12.34
End of period	$14.82	$14.05	$13.55	$13.93	$13.68	$13.26
Accumulation units outstanding at the end of period	358,651	530,322	396,032	461,602	496,403	557,559

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$21.99	$21.03	$21.33	$20.45	$16.89	$14.83
End of period	$26.30	$21.99	$21.03	$21.33	$20.45	$16.89
Accumulation units outstanding at the end of period	1,309,057	2,270,001	1,600,052	1,653,448	1,736,685	1,639,181

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$15.74	$15.10	$15.46	$15.06	$13.81	$12.61
End of period	$17.28	$15.74	$15.10	$15.46	$15.06	$13.81
Accumulation units outstanding at the end of period	1,457,376	2,229,990	1,592,223	1,676,616	1,728,922	1,876,835

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$20.51	$19.67	$20.07	$19.45	$17.00	$15.13
End of period	$23.50	$20.51	$19.67	$20.07	$19.45	$17.00
Accumulation units outstanding at the end of period	1,816,244	3,638,795	2,071,621	2,276,435	2,364,920	2,328,358

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	$11.63	$9.99	N/A	N/A	N/A	N/A
End of period	$12.86	$11.63	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	13,960	20,489	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	$19.16	$17.23	$18.90	$16.52	$11.03	$9.16
End of period	$21.01	$19.16	$17.23	$18.90	$16.52	$11.03
Accumulation units outstanding at the end of period	66,805	177,726	85,305	78,056	67,347	34,305

JNL/T. Rowe Price Capital Appreciation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$56.93	$56.83	$51.98	$48.42	$35.36	$30.13
End of period	$75.13	$56.93	$56.83	$51.98	$48.42	$35.36
Accumulation units outstanding at the end of period	189,714	408,844	215,126	209,724	188,935	174,001

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$90.59	$86.47	$82.24	$73.80	$54.75	$48.81
End of period	$111.35	$90.59	$86.47	$82.24	$73.80	$54.75
Accumulation units outstanding at the end of period	104,798	166,600	106,754	111,886	113,323	110,058

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$10.47	$10.45	$10.55	$10.63	$10.76	$10.63
End of period	$10.46	$10.47	$10.45	$10.55	$10.63	$10.76
Accumulation units outstanding at the end of period	248,545	408,892	284,370	278,469	247,594	367,097

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$27.49	$25.11	$25.90	$23.16	$17.10	$14.51
End of period	$32.22	$27.49	$25.11	$25.90	$23.16	$17.10
Accumulation units outstanding at the end of period	151,288	302,151	176,669	200,022	190,535	125,013

JNL/The Boston Company Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Capital Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Vanguard Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Global Bond Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard International Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Small Company Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Vanguard US Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$44.52	$40.68	$41.57	$38.32	$32.51	$29.91
End of period	$49.46	$44.52	$40.68	$41.57	$38.32	$32.51
Accumulation units outstanding at the end of period	378,890	844,205	419,005	404,277	425,435	425,301

JNL/WMC Government Money Market Division
Accumulation unit value:
Beginning of period	$12.29	$12.45	$12.60	$12.76	$12.92	$13.09
End of period	$12.16	$12.29	$12.45	$12.60	$12.76	$12.92
Accumulation units outstanding at the end of period	167,572	327,791	125,614	109,024	148,555	411,632

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$34.38	$30.69	$32.08	$29.18	$22.55	$19.62
End of period	$39.12	$34.38	$30.69	$32.08	$29.18	$22.55
Accumulation units outstanding at the end of period	70,572	148,337	117,267	132,043	135,261	105,840

Accumulation Unit Values
Contract with Endorsements - 1.30%

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL Aggressive Growth Allocation Division
Accumulation unit value:
Beginning of period	$12.23	$11.46	$11.93	$11.51	$9.40	$8.31
End of period	$14.66	$12.23	$11.46	$11.93	$11.51	$9.40
Accumulation units outstanding at the end of period	—	—	—	—	—	163,308

JNL Conservative Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	$17.09	$16.63	$17.20	$17.11	$15.71	$14.35
End of period	$18.65	$17.09	$16.63	$17.20	$17.11	$15.71
Accumulation units outstanding at the end of period	—	—	—	—	—	117,705

JNL Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	$13.49	$12.74	$13.15	$12.64	$10.94	$9.78
End of period	$15.25	$13.49	$12.74	$13.15	$12.64	$10.94
Accumulation units outstanding at the end of period	—	—	—	—	—	266,290

JNL Multi-Manager Mid Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$39.74	$38.07	$40.46	$39.87	$30.96	$27.55
End of period	$49.91	$39.74	$38.07	$40.46	$39.87	$30.96
Accumulation units outstanding at the end of period	—	—	—	—	—	22,576

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	$20.48	$16.76	$18.75	$18.97	$14.30	$12.32
End of period	$22.45	$20.48	$16.76	$18.75	$18.97	$14.30
Accumulation units outstanding at the end of period	—	—	—	—	—	9,026

JNL/American Funds Balanced Division
Accumulation unit value:
Beginning of period	$14.39	$13.79	$14.18	$14.29	$12.53	$11.23
End of period	$16.58	$14.39	$13.79	$14.18	$14.29	$12.53
Accumulation units outstanding at the end of period	—	—	—	—	—	18,090

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	$10.17	$10.07	$10.65	$10.67	$11.14	$10.67
End of period	$10.70	$10.17	$10.07	$10.65	$10.67	$11.14
Accumulation units outstanding at the end of period	—	—	—	—	—	56,505

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	$12.86	$12.81	$12.98	$12.92	$10.23	$8.79
End of period	$15.94	$12.86	$12.81	$12.98	$12.92	$10.23
Accumulation units outstanding at the end of period	—	—	—	—	—	24,128

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/American Funds International Division
Accumulation unit value:
Beginning of period	$11.52	$11.32	$12.05	$12.59	$10.54	$9.09
End of period	$14.97	$11.52	$11.32	$12.05	$12.59	$10.54
Accumulation units outstanding at the end of period	—	—	—	—	—	22,472

JNL/American Funds Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	$10.79	$10.42	$10.95	$12.08	$11.04	$9.53
End of period	$13.73	$10.79	$10.42	$10.95	$12.08	$11.04
Accumulation units outstanding at the end of period	—	—	—	—	—	36,155

JNL/AQR Large Cap Relaxed Constraint Equity Division
Accumulation unit value:
Beginning of period	$13.97	$13.12	$13.52	$12.02	$9.08	$7.69
End of period	$16.96	$13.97	$13.12	$13.52	$12.02	$9.08
Accumulation units outstanding at the end of period	—	—	—	—	—	13,837

JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	$12.01	$11.71	$12.02	$11.96	$10.60	$9.80
End of period	$13.50	$12.01	$11.71	$12.02	$11.96	$10.60
Accumulation units outstanding at the end of period	—	—	—	—	—	1,057,222

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	$8.87	$7.10	$9.44	$11.15	$10.32	$10.37
End of period	$8.50	$8.87	$7.10	$9.44	$11.15	$10.32
Accumulation units outstanding at the end of period	—	—	—	—	—	52,963

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$43.81	$44.18	$42.13	$39.20	$28.57	$26.17
End of period	$57.78	$43.81	$44.18	$42.13	$39.20	$28.57
Accumulation units outstanding at the end of period	—	—	—	—	—	2,544

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	$13.14	$13.31	$13.98	$15.83	$13.20	$11.42
End of period	$16.66	$13.14	$13.31	$13.98	$15.83	$13.20
Accumulation units outstanding at the end of period	—	—	—	—	—	12,140

JNL/ClearBridge Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Crescent High Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$29.53	$26.24	$27.15	$25.05	$18.77	$16.73
End of period	$35.05	$29.53	$26.24	$27.15	$25.05	$18.77
Accumulation units outstanding at the end of period	—	—	—	—	—	19,976

JNL/DoubleLine Core Fixed Income Division
Accumulation unit value:
Beginning of period	$20.46	$20.18	$20.36	$19.83	$20.52	$19.23
End of period	$21.28	$20.46	$20.18	$20.36	$19.83	$20.52
Accumulation units outstanding at the end of period	—	—	—	—	—	186,335

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/DoubleLine Shiller Enhanced CAPE Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FAMCO Flex Core Covered Call Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FPA + Doubleline Flexible Allocation Division
Accumulation unit value:
Beginning of period	$12.61	$12.32	$13.74	$14.51	$11.89	$10.27
End of period	$13.82	$12.61	$12.32	$13.74	$14.51	$11.89
Accumulation units outstanding at the end of period	—	—	—	—	—	347,770

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	$12.60	$11.25	$12.15	$11.99	$9.80	$8.56
End of period	$13.90	$12.60	$11.25	$12.15	$11.99	$9.80
Accumulation units outstanding at the end of period	—	—	—	—	—	51,697

JNL/Franklin Templeton Global Division
Accumulation unit value:
Beginning of period	$11.11	$10.18	$11.02	$11.43	$8.89	$7.38
End of period	$12.89	$11.11	$10.18	$11.02	$11.43	$8.89
Accumulation units outstanding at the end of period	—	—	—	—	—	49,193

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$14.65	$13.01	$14.22	$13.96	$12.40	$11.20
End of period	$15.90	$14.65	$13.01	$14.22	$13.96	$12.40
Accumulation units outstanding at the end of period	—	—	—	—	—	115,007

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	$9.97	$10.22	$9.98	$11.16	$8.54	$6.80
End of period	$13.02	$9.97	$10.22	$9.98	$11.16	$8.54
Accumulation units outstanding at the end of period	—	—	—	—	—	11,176

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	$13.24	$11.59	$12.32	$11.63	$9.19	$8.19
End of period	$14.13	$13.24	$11.59	$12.32	$11.63	$9.19
Accumulation units outstanding at the end of period	—	—	—	—	—	43,192

JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$26.38	$26.17	$26.42	$25.39	$26.00	$24.44
End of period	$26.83	$26.38	$26.17	$26.42	$25.39	$26.00
Accumulation units outstanding at the end of period	—	—	—	—	—	18,028

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Harris Oakmark Global Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco China-India Division
Accumulation unit value:
Beginning of period	$7.12	$7.47	$7.96	$7.24	$7.51	$6.17
End of period	$10.70	$7.12	$7.47	$7.96	$7.24	$7.51
Accumulation units outstanding at the end of period	—	—	—	—	—	21,040

JNL/Invesco Diversified Dividend Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$16.78	$16.59	$16.97	$14.95	$14.74	$11.64
End of period	$18.25	$16.78	$16.59	$16.97	$14.95	$14.74
Accumulation units outstanding at the end of period	—	—	—	—	—	55,475

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$19.62	$20.11	$20.80	$21.02	$17.90	$15.66
End of period	$23.86	$19.62	$20.11	$20.80	$21.02	$17.90
Accumulation units outstanding at the end of period	—	—	—	—	—	21,646

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	$28.84	$25.33	$28.22	$26.17	$20.25	$19.04
End of period	$31.25	$28.84	$25.33	$28.22	$26.17	$20.25
Accumulation units outstanding at the end of period	—	—	—	—	—	13,014

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$27.83	$25.28	$26.08	$24.47	$17.75	$15.28
End of period	$34.33	$27.83	$25.28	$26.08	$24.47	$17.75
Accumulation units outstanding at the end of period	—	—	—	—	—	5,147

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$41.59	$41.92	$41.23	$37.56	$26.79	$23.35
End of period	$53.13	$41.59	$41.92	$41.23	$37.56	$26.79
Accumulation units outstanding at the end of period	—	—	—	—	—	11,784

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$21.17	$21.14	$21.32	$20.50	$21.52	$21.04
End of period	$21.43	$21.17	$21.14	$21.32	$20.50	$21.52
Accumulation units outstanding at the end of period	—	—	—	—	—	15,136

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Bond Index Division
Accumulation unit value:
Beginning of period	$14.44	$14.35	$14.56	$13.97	$14.55	$14.22
End of period	$14.69	$14.44	$14.35	$14.56	$13.97	$14.55
Accumulation units outstanding at the end of period	—	—	—	—	—	15,881

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Mellon Capital Consumer Discretionary Sector Division
Accumulation unit value:
Beginning of period	$24.87	$23.74	$22.71	$20.76	$14.91	$12.23
End of period	$29.98	$24.87	$23.74	$22.71	$20.76	$14.91
Accumulation units outstanding at the end of period	—	—	—	—	—	4,051

JNL/Mellon Capital Consumer Staples Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Dow Index Division
Accumulation unit value:
Beginning of period	$17.26	$15.10	$15.40	$14.21	$11.03	$10.04
End of period	$21.75	$17.26	$15.10	$15.40	$14.21	$11.03
Accumulation units outstanding at the end of period	—	—	—	—	—	19,342

JNL/Mellon Capital Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Energy Sector Division
Accumulation unit value:
Beginning of period	$35.25	$28.07	$37.05	$41.87	$33.84	$32.86
End of period	$33.77	$35.25	$28.07	$37.05	$41.87	$33.84
Accumulation units outstanding at the end of period	—	—	—	—	—	12,717

JNL/Mellon Capital European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Financial Sector Division
Accumulation unit value:
Beginning of period	$14.70	$12.00	$12.29	$11.02	$8.37	$6.72
End of period	$17.31	$14.70	$12.00	$12.29	$11.02	$8.37
Accumulation units outstanding at the end of period	—	—	—	—	—	21,527

JNL/Mellon Capital Healthcare Sector Division
Accumulation unit value:
Beginning of period	$26.22	$27.61	$26.25	$21.25	$15.28	$13.06
End of period	$31.74	$26.22	$27.61	$26.25	$21.25	$15.28
Accumulation units outstanding at the end of period	—	—	—	—	—	22,768

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Mellon Capital Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Industrials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Information Technology Sector Division
Accumulation unit value:
Beginning of period	$13.15	$11.75	$11.41	$9.58	$7.69	$7.01
End of period	$17.69	$13.15	$11.75	$11.41	$9.58	$7.69
Accumulation units outstanding at the end of period	—	—	—	—	—	48,202

JNL/Mellon Capital International Index Division
Accumulation unit value:
Beginning of period	$17.01	$17.10	$17.51	$18.89	$15.76	$13.53
End of period	$20.99	$17.01	$17.10	$17.51	$18.89	$15.76
Accumulation units outstanding at the end of period	—	—	—	—	—	15,244

JNL/Mellon Capital JNL 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Materials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital MSCI KLD 400 Social Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital MSCI World Index Division
Accumulation unit value:
Beginning of period	$18.75	$17.76	$19.61	$17.92	$16.03	$13.21
End of period	$22.44	$18.75	$17.76	$19.61	$17.92	$16.03
Accumulation units outstanding at the end of period	—	—	—	—	—	2,567

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Mellon Capital Nasdaq 100 Index Division
Accumulation unit value:
Beginning of period	$23.49	$22.05	$22.02	$18.84	$13.53	$11.45
End of period	$30.63	$23.49	$22.05	$22.02	$18.84	$13.53
Accumulation units outstanding at the end of period	—	—	—	—	—	19,480

JNL/Mellon Capital Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	$17.78	$16.43	$15.86	$15.57	$14.00	$12.66
End of period	$21.63	$17.78	$16.43	$15.86	$15.57	$14.00
Accumulation units outstanding at the end of period	—	—	—	—	—	5,883

JNL/Mellon Capital Real Estate Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 1500 Growth Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 1500 Value Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$30.77	$25.95	$27.02	$25.06	$19.09	$16.49
End of period	$35.13	$30.77	$25.95	$27.02	$25.06	$19.09
Accumulation units outstanding at the end of period	—	—	—	—	—	29,175

JNL/Mellon Capital S&P 500 Index Division
Accumulation unit value:
Beginning of period	$20.00	$18.19	$18.27	$16.37	$12.60	$11.06
End of period	$23.92	$20.00	$18.19	$18.27	$16.37	$12.60
Accumulation units outstanding at the end of period	—	—	—	—	—	185,497

JNL/Mellon Capital S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Mellon Capital Small Cap Index Division
Accumulation unit value:
Beginning of period	$27.39	$22.05	$23.40	$22.65	$16.58	$14.49
End of period	$30.51	$27.39	$22.05	$23.40	$22.65	$16.58
Accumulation units outstanding at the end of period	—	—	—	—	—	13,400

JNL/Mellon Capital Telecommunications Sector Division
Accumulation unit value:
Beginning of period	$9.88	$8.10	$7.99	$7.67	$6.42	$5.40
End of period	$10.09	$9.88	$8.10	$7.99	$7.67	$6.42
Accumulation units outstanding at the end of period	—	—	—	—	—	6,195

JNL/MFS Mid Cap Value Division
Accumulation unit value:
Beginning of period	$21.03	$18.76	$20.87	$18.69	$14.27	$12.25
End of period	$23.46	$21.03	$18.76	$20.87	$18.69	$14.27
Accumulation units outstanding at the end of period	—	—	—	—	—	68,743

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$19.37	$19.61	$19.14	$19.02	$15.27	$12.83
End of period	$26.04	$19.37	$19.61	$19.14	$19.02	$15.27
Accumulation units outstanding at the end of period	—	—	—	—	—	17,671

JNL/PIMCO Credit Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$13.73	$13.22	$13.82	$13.56	$15.12	$14.12
End of period	$13.97	$13.73	$13.22	$13.82	$13.56	$15.12
Accumulation units outstanding at the end of period	—	—	—	—	—	127,366

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	$11.34	$10.50	$10.78	$10.89	$10.58	$9.94
End of period	$11.52	$11.34	$10.50	$10.78	$10.89	$10.58
Accumulation units outstanding at the end of period	—	—	—	—	—	63,790

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$21.17	$18.33	$19.94	$20.17	$18.89	$16.39
End of period	$22.46	$21.17	$18.33	$19.94	$20.17	$18.89
Accumulation units outstanding at the end of period	—	—	—	—	—	31,092

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	$19.12	$15.20	$16.75	$15.36	$11.03	$9.60
End of period	$21.21	$19.12	$15.20	$16.75	$15.36	$11.03
Accumulation units outstanding at the end of period	—	—	—	—	—	652

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	$19.45	$15.09	$15.84	$15.16	$11.18	$9.47
End of period	$22.49	$19.45	$15.09	$15.84	$15.16	$11.18
Accumulation units outstanding at the end of period	—	—	—	—	—	630

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	$32.98	$27.47	$30.48	$27.45	$19.83	$17.37
End of period	$37.43	$32.98	$27.47	$30.48	$27.45	$19.83
Accumulation units outstanding at the end of period	—	—	—	—	—	2,745

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	$20.63	$18.95	$20.21	$17.90	$12.63	$11.01
End of period	$23.49	$20.63	$18.95	$20.21	$17.90	$12.63
Accumulation units outstanding at the end of period	—	—	—	—	—	14,096

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	$21.94	$21.02	$21.05	$19.38	$13.73	$11.93
End of period	$25.91	$21.94	$21.02	$21.05	$19.38	$13.73
Accumulation units outstanding at the end of period	—	—	—	—	—	25,829

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	$21.00	$18.07	$18.18	$16.20	$12.55	$11.27
End of period	$23.21	$21.00	$18.07	$18.18	$16.20	$12.55
Accumulation units outstanding at the end of period	—	—	—	—	—	36,220

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	$19.83	$19.08	$22.43	$19.25	$13.01	$11.55
End of period	$23.27	$19.83	$19.08	$22.43	$19.25	$13.01
Accumulation units outstanding at the end of period	—	—	—	—	—	5,874

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$21.82	$20.85	$21.17	$20.13	$16.21	$14.18
End of period	$26.54	$21.82	$20.85	$21.17	$20.13	$16.21
Accumulation units outstanding at the end of period	—	—	—	—	—	154,744

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$21.79	$20.84	$21.16	$20.29	$16.77	$14.73
End of period	$26.04	$21.79	$20.84	$21.16	$20.29	$16.77
Accumulation units outstanding at the end of period	—	—	—	—	—	165,660

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$15.64	$15.02	$15.39	$14.99	$13.75	$12.56
End of period	$17.17	$15.64	$15.02	$15.39	$14.99	$13.75
Accumulation units outstanding at the end of period	—	—	—	—	—	253,506

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$20.32	$19.50	$19.90	$19.30	$16.87	$15.03
End of period	$23.27	$20.32	$19.50	$19.90	$19.30	$16.87
Accumulation units outstanding at the end of period	—	—	—	—	—	302,300

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	$19.07	$17.16	$18.84	$16.47	$11.00	$9.15
End of period	$20.90	$19.07	$17.16	$18.84	$16.47	$11.00
Accumulation units outstanding at the end of period	—	—	—	—	—	8,670

JNL/T. Rowe Price Capital Appreciation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$56.32	$56.25	$51.48	$47.98	$35.05	$29.88
End of period	$74.29	$56.32	$56.25	$51.48	$47.98	$35.05
Accumulation units outstanding at the end of period	—	—	—	—	—	24,877

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$89.61	$85.58	$81.43	$73.12	$54.27	$48.40
End of period	$110.10	$89.61	$85.58	$81.43	$73.12	$54.27
Accumulation units outstanding at the end of period	—	—	—	—	—	10,653

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$10.41	$10.40	$10.50	$10.59	$10.72	$10.60
End of period	$10.40	$10.41	$10.40	$10.50	$10.59	$10.72
Accumulation units outstanding at the end of period	—	—	—	—	—	42,628

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$27.26	$24.92	$25.72	$23.01	$17.00	$14.43
End of period	$31.94	$27.26	$24.92	$25.72	$23.01	$17.00
Accumulation units outstanding at the end of period	—	—	—	—	—	22,330

JNL/The Boston Company Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Capital Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Vanguard Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Global Bond Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard International Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Small Company Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Vanguard US Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$44.04	$40.26	$41.17	$37.96	$32.23	$29.66
End of period	$48.91	$44.04	$40.26	$41.17	$37.96	$32.23
Accumulation units outstanding at the end of period	—	—	—	—	—	58,754

JNL/WMC Government Money Market Division
Accumulation unit value:
Beginning of period	$12.15	$12.31	$12.47	$12.64	$12.80	$12.97
End of period	$12.01	$12.15	$12.31	$12.47	$12.64	$12.80
Accumulation units outstanding at the end of period	—	—	—	—	—	157,527

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$34.21	$30.56	$31.95	$29.08	$22.48	$19.57
End of period	$38.91	$34.21	$30.56	$31.95	$29.08	$22.48
Accumulation units outstanding at the end of period	—	—	—	—	—	23,718

Accumulation Unit Values
Contract with Endorsements - 1.40%

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL Aggressive Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Conservative Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Mid Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	$10.72	$10.36	$10.90	$12.04	$11.01	$9.51
End of period	$13.62	$10.72	$10.36	$10.90	$12.04	$11.01
Accumulation units outstanding at the end of period	—	—	34,745	35,069	35,380	35,681

JNL/AQR Large Cap Relaxed Constraint Equity Division
Accumulation unit value:
Beginning of period	$13.84	$13.00	$13.41	$11.94	$9.02	$7.65
End of period	$16.78	$13.84	$13.00	$13.41	$11.94	$9.02
Accumulation units outstanding at the end of period	—	—	41,024	41,407	41,774	42,129

JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/ClearBridge Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Crescent High Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Core Fixed Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/DoubleLine Shiller Enhanced CAPE Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FAMCO Flex Core Covered Call Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FPA + Doubleline Flexible Allocation Division
Accumulation unit value:
Beginning of period	$12.52	$12.25	N/A	N/A	N/A	N/A
End of period	$13.71	$12.52	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	163,019	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Division
Accumulation unit value:
Beginning of period	$10.99	$10.08	$10.92	$11.35	$8.83	$7.33
End of period	$12.74	$10.99	$10.08	$10.92	$11.35	$8.83
Accumulation units outstanding at the end of period	—	—	45,624	46,050	46,458	46,853

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Harris Oakmark Global Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Diversified Dividend Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Bond Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Mellon Capital Consumer Discretionary Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Consumer Staples Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Dow Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Energy Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Financial Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Healthcare Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Mellon Capital Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Industrials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Information Technology Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital International Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital JNL 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Materials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital MSCI KLD 400 Social Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital MSCI World Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Mellon Capital Nasdaq 100 Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Real Estate Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 1500 Growth Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 1500 Value Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 500 Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Mellon Capital Small Cap Index Division
Accumulation unit value:
Beginning of period	$26.99	$21.74	$23.10	$22.39	$16.40	$14.35
End of period	$30.03	$26.99	$21.74	$23.10	$22.39	$16.40
Accumulation units outstanding at the end of period	—	—	20,962	21,158	21,345	21,527

JNL/Mellon Capital Telecommunications Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MFS Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Credit Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Capital Appreciation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$55.11	$55.10	$50.48	$47.09	$34.44	$29.39
End of period	$72.63	$55.11	$55.10	$50.48	$47.09	$34.44
Accumulation units outstanding at the end of period	—	—	10,126	10,220	10,311	10,399

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$87.69	$83.83	$79.85	$71.77	$53.32	$47.60
End of period	$107.64	$87.69	$83.83	$79.85	$71.77	$53.32
Accumulation units outstanding at the end of period	—	—	6,168	6,226	6,281	6,334

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/The Boston Company Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Capital Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Vanguard Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Global Bond Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard International Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Small Company Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Vanguard US Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Government Money Market Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 1.50%

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL Aggressive Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Conservative Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Mid Cap Division
Accumulation unit value:
Beginning of period	$10.63	N/A	N/A	N/A	N/A	N/A
End of period	$12.15	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Large Cap Relaxed Constraint Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/ClearBridge Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Crescent High Income Division
Accumulation unit value:
Beginning of period	$10.44	N/A	N/A	N/A	N/A	N/A
End of period	$10.77	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	N/A	N/A	N/A	N/A	N/A

JNL/DFA Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Core Fixed Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/DoubleLine Shiller Enhanced CAPE Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FAMCO Flex Core Covered Call Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FPA + Doubleline Flexible Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Harris Oakmark Global Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Diversified Dividend Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Bond Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Mellon Capital Consumer Discretionary Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Consumer Staples Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Dow Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Energy Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Financial Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Healthcare Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Mellon Capital Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Industrials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Information Technology Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital International Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital JNL 5 Division
Accumulation unit value:
Beginning of period	$18.71	$16.93	N/A	N/A	N/A	N/A
End of period	$21.56	$18.71	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	7,236	N/A	N/A	N/A	N/A

JNL/Mellon Capital Materials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital MSCI KLD 400 Social Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital MSCI World Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Mellon Capital Nasdaq 100 Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Real Estate Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 1500 Growth Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 1500 Value Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 500 Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Mellon Capital Small Cap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Telecommunications Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MFS Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Credit Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Capital Appreciation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/The Boston Company Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Capital Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Vanguard Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Global Bond Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard International Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Small Company Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Vanguard US Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$42.18	$38.63	N/A	N/A	N/A	N/A
End of period	$46.74	$42.18	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	3,613	N/A	N/A	N/A	N/A

JNL/WMC Government Money Market Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 1.55%

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL Aggressive Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Conservative Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 25 Division
Accumulation unit value:
Beginning of period	$16.68	$15.98	N/A	N/A	N/A	N/A
End of period	$18.78	$16.68	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	5,513	47,337	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	$16.76	$16.35	$16.96	$16.91	$15.56	$14.25
End of period	$18.24	$16.76	$16.35	$16.96	$16.91	$15.56
Accumulation units outstanding at the end of period	11,010	10,790	10,891	10,821	10,670	10,132

JNL Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	$13.16	$12.46	N/A	N/A	N/A	N/A
End of period	$14.84	$13.16	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	16,703	N/A	N/A	N/A	N/A

JNL Multi-Manager Mid Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$37.77	$36.28	$38.65	$38.19	$29.72	$26.52
End of period	$47.32	$37.77	$36.28	$38.65	$38.19	$29.72
Accumulation units outstanding at the end of period	455	936	463	468	472	423

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	$19.89	$16.32	N/A	N/A	N/A	N/A
End of period	$21.76	$19.89	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	1,006	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	$18.29	$15.69	$16.49	$14.56	$11.17	$10.00
End of period	$21.00	$18.29	$15.69	$16.49	$14.56	$11.17
Accumulation units outstanding at the end of period	5,540	7,817	6,284	6,971	7,311	7,060

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	$12.65	$12.63	N/A	N/A	N/A	N/A
End of period	$15.64	$12.65	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	1,378	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	$17.70	$16.18	$16.27	$14.99	$11.45	$9.95
End of period	$21.24	$17.70	$16.18	$16.27	$14.99	$11.45
Accumulation units outstanding at the end of period	1,399	1,419	1,442	1,463	1,484	6,144

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Large Cap Relaxed Constraint Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	$11.83	$11.56	$11.90	$11.86	$10.54	$9.77
End of period	$13.26	$11.83	$11.56	$11.90	$11.86	$10.54
Accumulation units outstanding at the end of period	162,132	157,782	158,004	149,193	132,681	179,455

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	$8.65	$6.95	$9.25	$10.96	$10.16	$10.24
End of period	$8.27	$8.65	$6.95	$9.25	$10.96	$10.16
Accumulation units outstanding at the end of period	350	405	324	261	263	234

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$41.50	$41.96	$40.11	$37.42	$27.34	$25.10
End of period	$54.60	$41.50	$41.96	$40.11	$37.42	$27.34
Accumulation units outstanding at the end of period	174	920	929	937	946	836

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	$12.53	$12.73	N/A	N/A	N/A	N/A
End of period	$15.86	$12.53	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	1,304	N/A	N/A	N/A	N/A

JNL/ClearBridge Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Crescent High Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Core Fixed Income Division
Accumulation unit value:
Beginning of period	$19.52	$19.30	$19.52	$19.06	$19.77	$18.58
End of period	$20.25	$19.52	$19.30	$19.52	$19.06	$19.77
Accumulation units outstanding at the end of period	11,505	14,151	14,304	14,451	14,590	28,571

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/DoubleLine Shiller Enhanced CAPE Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FAMCO Flex Core Covered Call Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FPA + Doubleline Flexible Allocation Division
Accumulation unit value:
Beginning of period	$12.38	$12.13	$13.56	$14.35	$11.79	$10.21
End of period	$13.54	$12.38	$12.13	$13.56	$14.35	$11.79
Accumulation units outstanding at the end of period	16,795	18,878	17,382	23,437	23,500	27,054

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Division
Accumulation unit value:
Beginning of period	$10.83	$9.95	$10.79	$11.23	$8.75	$7.28
End of period	$12.54	$10.83	$9.95	$10.79	$11.23	$8.75
Accumulation units outstanding at the end of period	2,432	2,464	2,500	2,534	2,567	2,234

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$14.26	$12.69	$13.92	$13.70	$12.20	$11.04
End of period	$15.44	$14.26	$12.69	$13.92	$13.70	$12.20
Accumulation units outstanding at the end of period	1,805	1,820	1,837	1,854	1,870	2,032

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$24.99	$24.86	$25.15	$24.23	$24.87	$23.44
End of period	$25.35	$24.99	$24.86	$25.15	$24.23	$24.87
Accumulation units outstanding at the end of period	5,572	5,600	5,902	6,273	6,471	6,472

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	$11.65	$10.85	N/A	N/A	N/A	N/A
End of period	$13.21	$11.65	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	1,434	N/A	N/A	N/A	N/A

JNL/Harris Oakmark Global Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco China-India Division
Accumulation unit value:
Beginning of period	$6.96	$7.32	N/A	N/A	N/A	N/A
End of period	$10.44	$6.96	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	5,053	N/A	N/A	N/A	N/A

JNL/Invesco Diversified Dividend Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$16.29	$16.16	$16.57	$14.63	$14.46	$11.44
End of period	$17.68	$16.29	$16.16	$16.57	$14.63	$14.46
Accumulation units outstanding at the end of period	—	785	792	799	806	4,468

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$20.06	$20.08	$20.30	$19.56	$20.59	$20.18
End of period	$20.25	$20.06	$20.08	$20.30	$19.56	$20.59
Accumulation units outstanding at the end of period	9,358	9,465	9,566	9,662	9,753	9,838

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$11.73	$9.99	N/A	N/A	N/A	N/A
End of period	$14.85	$11.73	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	1,474	N/A	N/A	N/A	N/A

JNL/Mellon Capital 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Bond Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Mellon Capital Consumer Discretionary Sector Division
Accumulation unit value:
Beginning of period	$23.81	$22.78	$21.85	$20.02	$14.41	$11.85
End of period	$28.63	$23.81	$22.78	$21.85	$20.02	$14.41
Accumulation units outstanding at the end of period	1,652	1,666	1,681	1,697	1,712	1,850

JNL/Mellon Capital Consumer Staples Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Dow Index Division
Accumulation unit value:
Beginning of period	$16.52	$14.49	$14.81	$13.70	$10.66	$9.73
End of period	$20.77	$16.52	$14.49	$14.81	$13.70	$10.66
Accumulation units outstanding at the end of period	3,061	3,088	3,116	3,145	3,173	3,200

JNL/Mellon Capital Emerging Markets Index Division
Accumulation unit value:
Beginning of period	$8.46	$7.80	$9.36	$9.87	$10.45	N/A
End of period	$11.34	$8.46	$7.80	$9.36	$9.87	N/A
Accumulation units outstanding at the end of period	2,117	2,137	3,566	3,598	3,630	N/A

JNL/Mellon Capital Energy Sector Division
Accumulation unit value:
Beginning of period	$33.74	$26.94	$35.65	$40.39	$32.72	$31.85
End of period	$32.25	$33.74	$26.94	$35.65	$40.39	$32.72
Accumulation units outstanding at the end of period	3,087	2,756	2,669	2,107	2,272	2,417

JNL/Mellon Capital European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Financial Sector Division
Accumulation unit value:
Beginning of period	$14.07	$11.52	$11.83	$10.62	$8.09	$6.52
End of period	$16.53	$14.07	$11.52	$11.83	$10.62	$8.09
Accumulation units outstanding at the end of period	—	—	—	—	—	3,183

JNL/Mellon Capital Healthcare Sector Division
Accumulation unit value:
Beginning of period	$25.10	$26.50	$25.25	$20.50	$14.77	$12.66
End of period	$30.30	$25.10	$26.50	$25.25	$20.50	$14.77
Accumulation units outstanding at the end of period	2,733	2,758	4,034	3,104	3,131	4,841

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Mellon Capital Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Industrials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Information Technology Sector Division
Accumulation unit value:
Beginning of period	$12.58	$11.28	$10.97	$9.24	$7.44	$6.79
End of period	$16.89	$12.58	$11.28	$10.97	$9.24	$7.44
Accumulation units outstanding at the end of period	4,993	6,488	7,023	7,087	7,150	7,107

JNL/Mellon Capital International Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital JNL 5 Division
Accumulation unit value:
Beginning of period	$18.60	$16.84	$17.63	$16.09	$12.41	$10.68
End of period	$21.42	$18.60	$16.84	$17.63	$16.09	$12.41
Accumulation units outstanding at the end of period	6,445	6,839	6,957	3,638	3,858	4,240

JNL/Mellon Capital Materials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital MSCI KLD 400 Social Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital MSCI World Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Mellon Capital Nasdaq 100 Index Division
Accumulation unit value:
Beginning of period	$22.79	$21.44	$21.47	$18.41	$13.25	$11.25
End of period	$29.64	$22.79	$21.44	$21.47	$18.41	$13.25
Accumulation units outstanding at the end of period	1,749	1,764	1,780	1,797	1,813	1,828

JNL/Mellon Capital Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Real Estate Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 1500 Growth Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 1500 Value Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$29.64	$25.06	$26.16	$24.32	$18.57	$16.09
End of period	$33.76	$29.64	$25.06	$26.16	$24.32	$18.57
Accumulation units outstanding at the end of period	—	563	568	574	579	584

JNL/Mellon Capital S&P 500 Index Division
Accumulation unit value:
Beginning of period	$19.27	$17.57	$17.69	$15.89	$12.26	$10.79
End of period	$22.99	$19.27	$17.57	$17.69	$15.89	$12.26
Accumulation units outstanding at the end of period	—	1,885	—	—	—	72

JNL/Mellon Capital S&P SMid 60 Division
Accumulation unit value:
Beginning of period	$19.88	$15.02	N/A	N/A	N/A	N/A
End of period	$19.14	$19.88	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	639	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Mellon Capital Small Cap Index Division
Accumulation unit value:
Beginning of period	$26.39	$21.29	$22.66	$21.99	$16.13	$14.14
End of period	$29.32	$26.39	$21.29	$22.66	$21.99	$16.13
Accumulation units outstanding at the end of period	—	659	665	671	677	683

JNL/Mellon Capital Telecommunications Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MFS Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$18.63	$18.9	N/A	N/A	N/A	N/A
End of period	$24.97	$18.63	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	2,853	N/A	N/A	N/A	N/A

JNL/PIMCO Credit Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$13.39	$12.93	$13.55	$13.33	$14.89	$13.95
End of period	$13.59	$13.39	$12.93	$13.55	$13.33	$14.89
Accumulation units outstanding at the end of period	13,946	14,107	14,258	14,400	14,536	14,662

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	$11.17	$10.37	$10.67	$10.81	$10.53	$9.92
End of period	$11.32	$11.17	$10.37	$10.67	$10.81	$10.53
Accumulation units outstanding at the end of period	3,567	3,599	3,634	3,667	3,700	26,516

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$20.20	$17.53	$19.12	$19.39	$18.20	$15.83
End of period	$21.38	$20.20	$17.53	$19.12	$19.39	$18.20
Accumulation units outstanding at the end of period	—	902	—	—	—	98

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	$18.70	$14.91	N/A	N/A	N/A	N/A
End of period	$20.70	$18.70	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	1,067	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	$20.53	$17.71	$17.86	$15.96	$12.39	$11.16
End of period	$22.63	$20.53	$17.71	$17.86	$15.96	$12.39
Accumulation units outstanding at the end of period	13,689	18,766	18,023	18,134	18,242	18,606

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	$19.38	$18.7	N/A	N/A	N/A	N/A
End of period	$22.69	$19.38	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	1,684	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$20.82	$19.94	$20.30	$19.35	$15.62	$13.70
End of period	$25.26	$20.82	$19.94	$20.30	$19.35	$15.62
Accumulation units outstanding at the end of period	308	1,209	313	316	319	114

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$13.54	$13.1	N/A	N/A	N/A	N/A
End of period	$14.25	$13.54	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	52,322	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$20.79	$19.94	$20.29	$19.51	$16.16	$14.23
End of period	$24.78	$20.79	$19.94	$20.29	$19.51	$16.16
Accumulation units outstanding at the end of period	17,976	18,784	20,481	23,225	23,625	23,901

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$15.17	$14.60	$15.00	$14.65	$13.47	$12.34
End of period	$16.61	$15.17	$14.60	$15.00	$14.65	$13.47
Accumulation units outstanding at the end of period	3,189	12,510	3,277	3,345	3,370	3,432

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$19.39	$18.65	$19.09	$18.55	$16.26	$14.52
End of period	$22.15	$19.39	$18.65	$19.09	$18.55	$16.26
Accumulation units outstanding at the end of period	13,485	20,838	13,808	13,962	14,113	14,264

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Capital Appreciation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$53.35	$53.42	$49.01	$45.79	$33.54	$28.67
End of period	$70.20	$53.35	$53.42	$49.01	$45.79	$33.54
Accumulation units outstanding at the end of period	688	1,351	701	707	713	719

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$84.89	$81.28	$77.53	$69.79	$51.93	$46.43
End of period	$104.04	$84.89	$81.28	$77.53	$69.79	$51.93
Accumulation units outstanding at the end of period	1,353	1,790	1,894	1,570	1,585	1,601

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$10.14	$10.15	$10.28	$10.39	$10.54	$10.45
End of period	$10.10	$10.14	$10.15	$10.28	$10.39	$10.54
Accumulation units outstanding at the end of period	3,531	3,562	3,597	3,630	3,662	3,694

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/The Boston Company Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Capital Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Vanguard Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Global Bond Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard International Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Small Company Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Vanguard US Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$41.72	$38.24	$39.20	$36.24	$30.84	$28.45
End of period	$46.22	$41.72	$38.24	$39.20	$36.24	$30.84
Accumulation units outstanding at the end of period	5,831	6,100	6,456	6,837	7,017	7,090

JNL/WMC Government Money Market Division
Accumulation unit value:
Beginning of period	$11.52	$11.7	N/A	N/A	N/A	N/A
End of period	$11.36	$11.52	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	12,356	12,468	N/A	N/A	N/A	N/A

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$32.95	$29.50	$30.92	$28.21	$21.86	$19.09
End of period	$37.37	$32.95	$29.50	$30.92	$28.21	$21.86
Accumulation units outstanding at the end of period	214	216	218	220	222	81

Accumulation Unit Values
Contract with Endorsements - 1.60%

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL Aggressive Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Conservative Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Mid Cap Division
Accumulation unit value:
Beginning of period	$10.62	N/A	N/A	N/A	N/A	N/A
End of period	$12.13	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$37.39	$35.93	$38.30	$37.86	$29.48	$26.32
End of period	$46.82	$37.39	$35.93	$38.30	$37.86	$29.48
Accumulation units outstanding at the end of period	—	—	—	—	—	878

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Division
Accumulation unit value:
Beginning of period	$13.69	$13.15	$13.57	$13.72	$12.06	$10.84
End of period	$15.72	$13.69	$13.15	$13.57	$13.72	$12.06
Accumulation units outstanding at the end of period	—	—	—	—	—	427

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Large Cap Relaxed Constraint Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	$8.61	$6.92	$9.22	$10.92	$10.13	$10.22
End of period	$8.23	$8.61	$6.92	$9.22	$10.92	$10.13
Accumulation units outstanding at the end of period	—	—	—	—	—	1,219

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$41.06	$41.53	$39.72	$37.07	$27.10	$24.90
End of period	$53.99	$41.06	$41.53	$39.72	$37.07	$27.10
Accumulation units outstanding at the end of period	—	—	—	—	—	191

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/ClearBridge Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Crescent High Income Division
Accumulation unit value:
Beginning of period	$10.44	N/A	N/A	N/A	N/A	N/A
End of period	$10.76	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	N/A	N/A	N/A	N/A	N/A

JNL/DFA Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Core Fixed Income Division
Accumulation unit value:
Beginning of period	$19.33	$19.12	$19.35	$18.91	$19.63	$18.45
End of period	$20.05	$19.33	$19.12	$19.35	$18.91	$19.63
Accumulation units outstanding at the end of period	—	—	—	—	—	256

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/DoubleLine Shiller Enhanced CAPE Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FAMCO Flex Core Covered Call Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FPA + Doubleline Flexible Allocation Division
Accumulation unit value:
Beginning of period	$12.34	$12.09	$13.53	$14.32	$11.77	$10.20
End of period	$13.49	$12.34	$12.09	$13.53	$14.32	$11.77
Accumulation units outstanding at the end of period	—	—	—	—	—	4,535

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	$11.22	$10.98	$11.64	$11.88	$11.66	$10.05
End of period	$11.44	$11.22	$10.98	$11.64	$11.88	$11.66
Accumulation units outstanding at the end of period	—	—	—	—	—	2,618

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$14.19	$12.63	$13.86	$13.65	$12.15	$11.01
End of period	$15.35	$14.19	$12.63	$13.86	$13.65	$12.15
Accumulation units outstanding at the end of period	—	—	—	—	—	114

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Harris Oakmark Global Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Diversified Dividend Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$16.20	$16.07	$16.49	$14.57	$14.40	$11.41
End of period	$17.57	$16.20	$16.07	$16.49	$14.57	$14.40
Accumulation units outstanding at the end of period	—	—	—	—	—	366

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$18.38	$18.90	$19.61	$19.88	$16.98	$14.90
End of period	$22.29	$18.38	$18.90	$19.61	$19.88	$16.98
Accumulation units outstanding at the end of period	—	—	—	—	—	1,213

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$38.98	$39.40	$38.87	$35.52	$25.41	$22.21
End of period	$49.64	$38.98	$39.40	$38.87	$35.52	$25.41
Accumulation units outstanding at the end of period	—	—	—	—	—	698

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$19.84	$19.88	$20.10	$19.38	$20.41	$20.01
End of period	$20.02	$19.84	$19.88	$20.10	$19.38	$20.41
Accumulation units outstanding at the end of period	—	—	—	—	—	734

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Bond Index Division
Accumulation unit value:
Beginning of period	$13.81	$13.77	$14.01	$13.47	$14.08	$13.81
End of period	$14.00	$13.81	$13.77	$14.01	$13.47	$14.08
Accumulation units outstanding at the end of period	—	—	—	—	—	708

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Mellon Capital Consumer Discretionary Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Consumer Staples Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Dow Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Emerging Markets Index Division
Accumulation unit value:
Beginning of period	$8.44	$7.79	$9.34	$9.85	$10.45	$9.03
End of period	$11.30	$8.44	$7.79	$9.34	$9.85	$10.45
Accumulation units outstanding at the end of period	—	—	—	—	—	2,153

JNL/Mellon Capital Energy Sector Division
Accumulation unit value:
Beginning of period	$33.45	$26.71	$35.37	$40.09	$32.50	$31.65
End of period	$31.95	$33.45	$26.71	$35.37	$40.09	$32.50
Accumulation units outstanding at the end of period	—	—	—	—	—	381

JNL/Mellon Capital European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Financial Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Healthcare Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Mellon Capital Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Industrials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Information Technology Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital International Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital JNL 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Materials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital MSCI KLD 400 Social Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital MSCI World Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Mellon Capital Nasdaq 100 Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Real Estate Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 1500 Growth Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 1500 Value Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 500 Index Division
Accumulation unit value:
Beginning of period	$19.12	$17.45	$17.57	$15.79	$12.19	$10.74
End of period	$22.80	$19.12	$17.45	$17.57	$15.79	$12.19
Accumulation units outstanding at the end of period	—	—	—	—	—	1,162

JNL/Mellon Capital S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Mellon Capital Small Cap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Telecommunications Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MFS Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Credit Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$13.32	$12.87	$13.50	$13.28	$14.85	$13.92
End of period	$13.52	$13.32	$12.87	$13.50	$13.28	$14.85
Accumulation units outstanding at the end of period	—	—	—	—	—	1,685

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$20.01	$17.37	$18.96	$19.24	$18.07	$15.72
End of period	$21.17	$20.01	$17.37	$18.96	$19.24	$18.07
Accumulation units outstanding at the end of period	—	—	—	—	—	125

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$15.08	$14.52	$14.92	$14.58	$13.42	$12.29
End of period	$16.50	$15.08	$14.52	$14.92	$14.58	$13.42
Accumulation units outstanding at the end of period	—	—	—	—	—	115

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$19.21	$18.49	$18.93	$18.41	$16.14	$14.42
End of period	$21.93	$19.21	$18.49	$18.93	$18.41	$16.14
Accumulation units outstanding at the end of period	—	—	—	—	—	3,544

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Capital Appreciation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$25.93	$23.77	$24.61	$22.08	$16.36	$13.93
End of period	$30.30	$25.93	$23.77	$24.61	$22.08	$16.36
Accumulation units outstanding at the end of period	—	—	—	—	—	92

JNL/The Boston Company Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Capital Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Vanguard Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Global Bond Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard International Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Small Company Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Vanguard US Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Government Money Market Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 1.645%

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL Aggressive Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Conservative Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	$16.64	$16.25	$16.86	$16.83	$15.50	N/A
End of period	$18.09	$16.64	$16.25	$16.86	$16.83	N/A
Accumulation units outstanding at the end of period	—	—	3,004	3,050	3,097	N/A

JNL Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Mid Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Division
Accumulation unit value:
Beginning of period	$13.58	$13.06	$13.48	$13.63	$11.99	N/A
End of period	$15.60	$13.58	$13.06	$13.48	$13.63	N/A
Accumulation units outstanding at the end of period	—	—	4,000	4,062	4,124	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Large Cap Relaxed Constraint Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$40.66	$41.14	$39.37	$36.76	$26.89	N/A
End of period	$53.44	$40.66	$41.14	$39.37	$36.76	N/A
Accumulation units outstanding at the end of period	—	—	1,817	1,846	1,874	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/ClearBridge Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Crescent High Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$27.54	$24.55	$25.49	$23.60	$17.75	N/A
End of period	$32.57	$27.54	$24.55	$25.49	$23.60	N/A
Accumulation units outstanding at the end of period	—	—	6,916	7,023	7,131	N/A

JNL/DoubleLine Core Fixed Income Division
Accumulation unit value:
Beginning of period	$19.17	$18.97	$19.21	$18.78	$19.50	N/A
End of period	$19.88	$19.17	$18.97	$19.21	$18.78	N/A
Accumulation units outstanding at the end of period	—	—	2,575	2,615	2,655	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/DoubleLine Shiller Enhanced CAPE Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FAMCO Flex Core Covered Call Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FPA + Doubleline Flexible Allocation Division
Accumulation unit value:
Beginning of period	$12.30	$12.06	$13.49	$14.29	$11.75	N/A
End of period	$13.44	$12.30	$12.06	$13.49	$14.29	N/A
Accumulation units outstanding at the end of period	—	—	10,012	10,167	10,323	N/A

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Harris Oakmark Global Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Diversified Dividend Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$16.11	$15.99	$16.42	$14.51	$14.35	N/A
End of period	$17.47	$16.11	$15.99	$16.42	$14.51	N/A
Accumulation units outstanding at the end of period	—	—	1,845	1,874	1,902	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Bond Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Mellon Capital Consumer Discretionary Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Consumer Staples Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Dow Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Energy Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Financial Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Healthcare Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Mellon Capital Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Industrials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Information Technology Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital International Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital JNL 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Materials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital MSCI KLD 400 Social Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital MSCI World Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Mellon Capital Nasdaq 100 Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Real Estate Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 1500 Growth Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 1500 Value Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 500 Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Mellon Capital Small Cap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Telecommunications Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MFS Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Credit Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Capital Appreciation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/The Boston Company Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Capital Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Vanguard Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Global Bond Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard International Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Small Company Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Vanguard US Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Government Money Market Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 1.66%

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL Aggressive Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Conservative Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Mid Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$36.94	$35.51	$37.88	$37.47	$29.20	N/A
End of period	$46.23	$36.94	$35.51	$37.88	$37.47	N/A
Accumulation units outstanding at the end of period	—	—	—	—	3,104	N/A

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	$18.15	$15.60	$16.40	$14.50	$11.13	N/A
End of period	$20.82	$18.15	$15.60	$16.40	$14.50	N/A
Accumulation units outstanding at the end of period	18,418	12,008	12,209	12,393	12,575	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	$17.56	N/A	N/A	N/A	N/A	N/A
End of period	$21.05	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	6,541	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Large Cap Relaxed Constraint Equity Division
Accumulation unit value:
Beginning of period	$13.48	$12.70	$13.14	$11.73	N/A	N/A
End of period	$16.31	$13.48	$12.70	$13.14	N/A	N/A
Accumulation units outstanding at the end of period	7,188	3,976	4,042	4,103	N/A	N/A

JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	$8.56	$6.88	$9.17	$10.88	$10.10	N/A
End of period	$8.18	$8.56	$6.88	$9.17	$10.88	N/A
Accumulation units outstanding at the end of period	—	—	—	—	3,859	N/A

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$40.52	$41.02	N/A	N/A	N/A	N/A
End of period	$53.26	$40.52	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,991	3,035	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/ClearBridge Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Crescent High Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$27.45	$24.48	$25.42	$23.54	$17.70	N/A
End of period	$32.46	$27.45	$24.48	$25.42	$23.54	N/A
Accumulation units outstanding at the end of period	2,452	2,488	2,530	2,568	2,605	N/A

JNL/DoubleLine Core Fixed Income Division
Accumulation unit value:
Beginning of period	$19.12	N/A	N/A	N/A	N/A	N/A
End of period	$19.82	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,551	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/DoubleLine Shiller Enhanced CAPE Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FAMCO Flex Core Covered Call Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FPA + Doubleline Flexible Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	$9.65	$9.93	$9.72	$10.92	$8.38	N/A
End of period	$12.56	$9.65	$9.93	$9.72	$10.92	N/A
Accumulation units outstanding at the end of period	—	—	—	—	11,332	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Harris Oakmark Global Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco China-India Division
Accumulation unit value:
Beginning of period	$6.89	$7.25	$7.76	$7.09	$7.38	N/A
End of period	$10.32	$6.89	$7.25	$7.76	$7.09	N/A
Accumulation units outstanding at the end of period	4,423	—	—	—	5,633	N/A

JNL/Invesco Diversified Dividend Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$16.09	$15.97	$16.39	$14.49	$14.34	N/A
End of period	$17.44	$16.09	$15.97	$16.39	$14.49	N/A
Accumulation units outstanding at the end of period	—	—	—	—	3,467	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$11.59	$9.88	$12.36	$13.26	$13.63	N/A
End of period	$14.66	$11.59	$9.88	$12.36	$13.26	N/A
Accumulation units outstanding at the end of period	11,268	6,232	6,337	6,432	6,526	N/A

JNL/Mellon Capital 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Bond Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Mellon Capital Consumer Discretionary Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Consumer Staples Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Dow Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Energy Sector Division
Accumulation unit value:
Beginning of period	$33.09	$26.44	$35.04	$39.74	N/A	N/A
End of period	$31.59	$33.09	$26.44	$35.04	N/A	N/A
Accumulation units outstanding at the end of period	1,004	1,019	1,036	1,052	N/A	N/A

JNL/Mellon Capital European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Financial Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Healthcare Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Mellon Capital Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Industrials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Information Technology Sector Division
Accumulation unit value:
Beginning of period	$12.34	$11.07	$10.78	$9.09	N/A	N/A
End of period	$16.55	$12.34	$11.07	$10.78	N/A	N/A
Accumulation units outstanding at the end of period	7,186	3,975	4,041	4,102	N/A	N/A

JNL/Mellon Capital International Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital JNL 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Materials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital MSCI KLD 400 Social Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital MSCI World Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Mellon Capital Nasdaq 100 Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Real Estate Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 1500 Growth Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 1500 Value Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 500 Index Division
Accumulation unit value:
Beginning of period	$18.95	$17.30	$17.44	$15.68	N/A	N/A
End of period	$22.58	$18.95	$17.30	$17.44	N/A	N/A
Accumulation units outstanding at the end of period	23,763	13,144	13,364	13,565	N/A	N/A

JNL/Mellon Capital S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Mellon Capital Small Cap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Telecommunications Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MFS Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Credit Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$13.24	$12.80	$13.43	$13.22	$14.80	N/A
End of period	$13.43	$13.24	$12.80	$13.43	$13.22	N/A
Accumulation units outstanding at the end of period	5,697	5,780	5,877	5,965	6,053	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Capital Appreciation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$25.67	N/A	N/A	N/A	N/A	N/A
End of period	$29.97	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	4,728	N/A	N/A	N/A	N/A	N/A

JNL/The Boston Company Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Capital Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Vanguard Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Global Bond Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard International Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Small Company Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Vanguard US Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Government Money Market Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$32.43	$29.07	$30.51	$27.86	$21.62	N/A
End of period	$36.75	$32.43	$29.07	$30.51	$27.86	N/A
Accumulation units outstanding at the end of period	11,531	6,378	6,485	6,582	6,679	N/A

Accumulation Unit Values
Contract with Endorsements - 1.67%

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL Aggressive Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Conservative Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Mid Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$36.86	$35.44	N/A	N/A	N/A	N/A
End of period	$46.13	$36.86	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	1,861	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	$18.14	$15.59	N/A	N/A	N/A	N/A
End of period	$20.81	$18.14	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	6,767	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	$12.55	$12.54	N/A	N/A	N/A	N/A
End of period	$15.49	$12.55	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	1,654	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	$17.55	$16.07	N/A	N/A	N/A	N/A
End of period	$21.04	$17.55	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	6,528	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/American Funds International Division
Accumulation unit value:
Beginning of period	$11.24	$11.09	N/A	N/A	N/A	N/A
End of period	$14.55	$11.24	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	1,716	N/A	N/A	N/A	N/A

JNL/American Funds Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Large Cap Relaxed Constraint Equity Division
Accumulation unit value:
Beginning of period	$13.47	$12.69	N/A	N/A	N/A	N/A
End of period	$16.29	$13.47	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	9,351	N/A	N/A	N/A	N/A

JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	$11.74	$11.48	N/A	N/A	N/A	N/A
End of period	$13.15	$11.74	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	17,366	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	$8.55	$6.87	N/A	N/A	N/A	N/A
End of period	$8.17	$8.55	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	12,762	N/A	N/A	N/A	N/A

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$40.44	$40.93	N/A	N/A	N/A	N/A
End of period	$53.14	$40.44	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	1,604	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/ClearBridge Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Crescent High Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Core Fixed Income Division
Accumulation unit value:
Beginning of period	$19.08	$18.89	N/A	N/A	N/A	N/A
End of period	$19.78	$19.08	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	849	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/DoubleLine Shiller Enhanced CAPE Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FAMCO Flex Core Covered Call Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FPA + Doubleline Flexible Allocation Division
Accumulation unit value:
Beginning of period	$12.28	$12.04	N/A	N/A	N/A	N/A
End of period	$13.41	$12.28	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	31,205	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$14.08	$12.55	N/A	N/A	N/A	N/A
End of period	$15.23	$14.08	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	7,608	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$24.35	$24.25	N/A	N/A	N/A	N/A
End of period	$24.67	$24.35	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	2,235	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Harris Oakmark Global Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Diversified Dividend Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$16.07	$15.95	N/A	N/A	N/A	N/A
End of period	$17.41	$16.07	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	6,334	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	$26.90	$23.71	N/A	N/A	N/A	N/A
End of period	$29.03	$26.90	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	367	N/A	N/A	N/A	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$11.58	$9.87	N/A	N/A	N/A	N/A
End of period	$14.65	$11.58	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	2,634	N/A	N/A	N/A	N/A

JNL/Mellon Capital 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Bond Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Mellon Capital Consumer Discretionary Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Consumer Staples Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Dow Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Energy Sector Division
Accumulation unit value:
Beginning of period	$33.04	$26.4	N/A	N/A	N/A	N/A
End of period	$31.54	$33.04	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	609	N/A	N/A	N/A	N/A

JNL/Mellon Capital European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Financial Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Healthcare Sector Division
Accumulation unit value:
Beginning of period	$24.57	$25.98	N/A	N/A	N/A	N/A
End of period	$29.64	$24.57	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	1,638	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Mellon Capital Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Industrials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Information Technology Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital International Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital JNL 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Materials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital MSCI KLD 400 Social Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital MSCI World Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Mellon Capital Nasdaq 100 Index Division
Accumulation unit value:
Beginning of period	$22.45	$21.15	N/A	N/A	N/A	N/A
End of period	$29.17	$22.45	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	1,438	N/A	N/A	N/A	N/A

JNL/Mellon Capital Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Real Estate Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 1500 Growth Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 1500 Value Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 500 Index Division
Accumulation unit value:
Beginning of period	$18.92	$17.28	N/A	N/A	N/A	N/A
End of period	$22.55	$18.92	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	1,769	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Mellon Capital Small Cap Index Division
Accumulation unit value:
Beginning of period	$25.92	$20.94	N/A	N/A	N/A	N/A
End of period	$28.76	$25.92	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	2,278	N/A	N/A	N/A	N/A

JNL/Mellon Capital Telecommunications Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MFS Mid Cap Value Division
Accumulation unit value:
Beginning of period	$20.14	$18.03	N/A	N/A	N/A	N/A
End of period	$22.39	$20.14	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	660	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	$10.69	$10.26	N/A	N/A	N/A	N/A
End of period	$11.22	$10.69	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	5,251	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$18.29	$18.57	N/A	N/A	N/A	N/A
End of period	$24.49	$18.29	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	3,079	N/A	N/A	N/A	N/A

JNL/PIMCO Credit Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$18.96	$18.26	N/A	N/A	N/A	N/A
End of period	$21.63	$18.96	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	36,886	N/A	N/A	N/A	N/A

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Capital Appreciation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$51.99	$52.12	N/A	N/A	N/A	N/A
End of period	$68.32	$51.99	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	2,200	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/The Boston Company Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Capital Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Vanguard Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Global Bond Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard International Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Small Company Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Vanguard US Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$40.65	$37.3	N/A	N/A	N/A	N/A
End of period	$44.98	$40.65	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	1,880	N/A	N/A	N/A	N/A

JNL/WMC Government Money Market Division
Accumulation unit value:
Beginning of period	$11.23	$11.42	N/A	N/A	N/A	N/A
End of period	$11.06	$11.23	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	317	N/A	N/A	N/A	N/A

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 1.782%

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL Aggressive Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Conservative Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Mid Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Large Cap Relaxed Constraint Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/ClearBridge Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Crescent High Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Core Fixed Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/DoubleLine Shiller Enhanced CAPE Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FAMCO Flex Core Covered Call Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FPA + Doubleline Flexible Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Harris Oakmark Global Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Diversified Dividend Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Bond Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Mellon Capital Consumer Discretionary Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Consumer Staples Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Dow Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Energy Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Financial Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Healthcare Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Mellon Capital Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Industrials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Information Technology Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital International Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital JNL 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Materials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital MSCI KLD 400 Social Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital MSCI World Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Mellon Capital Nasdaq 100 Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Real Estate Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 1500 Growth Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 1500 Value Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 500 Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Mellon Capital Small Cap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Telecommunications Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MFS Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Credit Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Capital Appreciation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/The Boston Company Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Capital Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Vanguard Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Global Bond Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard International Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Small Company Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Vanguard US Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Government Money Market Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 1.795%

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL Aggressive Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Conservative Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Mid Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	$9.84	$9.79	N/A	N/A	N/A	N/A
End of period	$10.30	$9.84	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	5,469	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	$17.41	$15.95	N/A	N/A	N/A	N/A
End of period	$20.84	$17.41	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	17,835	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Large Cap Relaxed Constraint Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	$11.65	$11.41	N/A	N/A	N/A	N/A
End of period	$13.03	$11.65	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	12,593	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	$8.45	$6.80	$9.07	$10.77	$10.02	N/A
End of period	$8.06	$8.45	$6.80	$9.07	$10.77	N/A
Accumulation units outstanding at the end of period	21,656	24,849	21,192	17,998	14,738	N/A

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$39.36	$39.89	N/A	N/A	N/A	N/A
End of period	$51.66	$39.36	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	4,258	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/ClearBridge Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Crescent High Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Core Fixed Income Division
Accumulation unit value:
Beginning of period	$18.64	$18.47	N/A	N/A	N/A	N/A
End of period	$19.29	$18.64	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	11,083	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/DoubleLine Shiller Enhanced CAPE Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FAMCO Flex Core Covered Call Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FPA + Doubleline Flexible Allocation Division
Accumulation unit value:
Beginning of period	$12.17	$11.95	N/A	N/A	N/A	N/A
End of period	$13.27	$12.17	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	10,910	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Division
Accumulation unit value:
Beginning of period	$10.57	$9.73	N/A	N/A	N/A	N/A
End of period	$12.20	$10.57	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	5,687	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$13.90	$12.4	N/A	N/A	N/A	N/A
End of period	$15.01	$13.90	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	16,778	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	$9.53	$9.82	N/A	N/A	N/A	N/A
End of period	$12.39	$9.53	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	3,657	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$23.70	$23.63	N/A	N/A	N/A	N/A
End of period	$23.98	$23.70	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	4,382	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	$11.42	$10.66	N/A	N/A	N/A	N/A
End of period	$12.91	$11.42	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	5,371	N/A	N/A	N/A	N/A

JNL/Harris Oakmark Global Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco China-India Division
Accumulation unit value:
Beginning of period	$6.81	$7.17	N/A	N/A	N/A	N/A
End of period	$10.18	$6.81	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	3,119	N/A	N/A	N/A	N/A

JNL/Invesco Diversified Dividend Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$15.84	$15.74	N/A	N/A	N/A	N/A
End of period	$17.14	$15.84	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	816	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$37.37	$37.85	N/A	N/A	N/A	N/A
End of period	$47.50	$37.37	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	3,054	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$11.43	$9.75	N/A	N/A	N/A	N/A
End of period	$14.44	$11.43	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	8,882	N/A	N/A	N/A	N/A

JNL/Mellon Capital 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Bond Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Mellon Capital Consumer Discretionary Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Consumer Staples Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Dow Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Energy Sector Division
Accumulation unit value:
Beginning of period	$32.33	$25.87	N/A	N/A	N/A	N/A
End of period	$30.82	$32.33	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	1,814	N/A	N/A	N/A	N/A

JNL/Mellon Capital European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Financial Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Healthcare Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Mellon Capital Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Industrials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Information Technology Sector Division
Accumulation unit value:
Beginning of period	$12.06	$10.83	N/A	N/A	N/A	N/A
End of period	$16.14	$12.06	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	19,206	N/A	N/A	N/A	N/A

JNL/Mellon Capital International Index Division
Accumulation unit value:
Beginning of period	$15.80	$15.95	N/A	N/A	N/A	N/A
End of period	$19.40	$15.80	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	10,759	N/A	N/A	N/A	N/A

JNL/Mellon Capital JNL 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Materials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital MSCI KLD 400 Social Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital MSCI World Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Mellon Capital Nasdaq 100 Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Real Estate Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 1500 Growth Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 1500 Value Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 500 Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Mellon Capital Small Cap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Telecommunications Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MFS Mid Cap Value Division
Accumulation unit value:
Beginning of period	$19.85	$17.79	N/A	N/A	N/A	N/A
End of period	$22.04	$19.85	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	656	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Credit Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$13.07	$12.65	N/A	N/A	N/A	N/A
End of period	$13.23	$13.07	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	4,293	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$19.29	$16.78	N/A	N/A	N/A	N/A
End of period	$20.36	$19.29	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	3,042	N/A	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	$19.72	$18.2	N/A	N/A	N/A	N/A
End of period	$22.35	$19.72	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	73,185	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	$20.08	$17.36	$17.56	$15.72	$12.24	N/A
End of period	$22.08	$20.08	$17.36	$17.56	$15.72	N/A
Accumulation units outstanding at the end of period	17,543	27,174	19,883	21,403	23,744	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	$18.95	$18.33	N/A	N/A	N/A	N/A
End of period	$22.14	$18.95	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	2,553	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$14.73	$14.20	$14.62	$14.32	$13.20	N/A
End of period	$16.08	$14.73	$14.20	$14.62	$14.32	N/A
Accumulation units outstanding at the end of period	34,314	72,153	34,581	35,952	36,674	N/A

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$18.52	$17.86	N/A	N/A	N/A	N/A
End of period	$21.11	$18.52	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	201,721	N/A	N/A	N/A	N/A

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Capital Appreciation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$9.88	$9.91	N/A	N/A	N/A	N/A
End of period	$9.81	$9.88	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	13,682	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$25.10	$23.06	N/A	N/A	N/A	N/A
End of period	$29.27	$25.10	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	3,825	N/A	N/A	N/A	N/A

JNL/The Boston Company Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Capital Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Vanguard Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Global Bond Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard International Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Small Company Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Vanguard US Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$39.57	$36.35	N/A	N/A	N/A	N/A
End of period	$43.72	$39.57	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	15,997	N/A	N/A	N/A	N/A

JNL/WMC Government Money Market Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 1.81%

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL Aggressive Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Conservative Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Mid Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$35.83	$34.50	$36.86	$36.51	$28.49	$25.49
End of period	$44.78	$35.83	$34.50	$36.86	$36.51	$28.49
Accumulation units outstanding at the end of period	—	92	—	—	2,668	5,938

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	$19.30	$15.88	N/A	N/A	N/A	N/A
End of period	$21.05	$19.30	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	659	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	$17.97	$15.47	$16.29	$14.42	$11.09	$9.96
End of period	$20.58	$17.97	$15.47	$16.29	$14.42	$11.09
Accumulation units outstanding at the end of period	—	10,403	6,856	6,958	7,059	19,985

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	$9.83	$9.78	N/A	N/A	N/A	N/A
End of period	$10.29	$9.83	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	8,552	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	$12.43	$12.44	N/A	N/A	N/A	N/A
End of period	$15.33	$12.43	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	3,396	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	$17.39	$15.94	$16.07	$14.85	$11.38	$9.91
End of period	$20.82	$17.39	$15.94	$16.07	$14.85	$11.38
Accumulation units outstanding at the end of period	—	28,666	6,811	6,912	7,012	7,116

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/American Funds International Division
Accumulation unit value:
Beginning of period	$11.14	$11	N/A	N/A	N/A	N/A
End of period	$14.40	$11.14	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	2,624	N/A	N/A	N/A	N/A

JNL/American Funds Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	$10.43	$10.12	N/A	N/A	N/A	N/A
End of period	$13.20	$10.43	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	2,466	N/A	N/A	N/A	N/A

JNL/AQR Large Cap Relaxed Constraint Equity Division
Accumulation unit value:
Beginning of period	$13.28	$12.53	$12.98	$11.60	N/A	N/A
End of period	$16.04	$13.28	$12.53	$12.98	N/A	N/A
Accumulation units outstanding at the end of period	—	3,620	3,422	3,472	N/A	N/A

JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	$9.90	$11.02	N/A	N/A	N/A	N/A
End of period	$9.60	$9.90	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	658	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	$11.64	$11.4	N/A	N/A	N/A	N/A
End of period	$13.01	$11.64	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	6,336	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	$8.43	$6.79	$9.06	$10.76	$10.01	$10.11
End of period	$8.04	$8.43	$6.79	$9.06	$10.76	$10.01
Accumulation units outstanding at the end of period	—	7,600	—	—	3,265	7,268

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$39.23	$39.77	N/A	N/A	N/A	N/A
End of period	$51.48	$39.23	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	166	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	$11.94	$12.15	N/A	N/A	N/A	N/A
End of period	$15.06	$11.94	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	4,238	N/A	N/A	N/A	N/A

JNL/ClearBridge Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Crescent High Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$26.63	$23.78	$24.73	$22.93	$17.28	$15.47
End of period	$31.44	$26.63	$23.78	$24.73	$22.93	$17.28
Accumulation units outstanding at the end of period	—	—	—	—	—	2,711

JNL/DoubleLine Core Fixed Income Division
Accumulation unit value:
Beginning of period	$18.58	$18.42	$18.68	$18.30	$19.02	$17.92
End of period	$19.24	$18.58	$18.42	$18.68	$18.30	$19.02
Accumulation units outstanding at the end of period	—	5,903	3,766	3,822	3,877	3,935

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/DoubleLine Shiller Enhanced CAPE Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FAMCO Flex Core Covered Call Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FPA + Doubleline Flexible Allocation Division
Accumulation unit value:
Beginning of period	$12.15	$11.94	N/A	N/A	N/A	N/A
End of period	$13.25	$12.15	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	4,437	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	$11.98	$10.75	N/A	N/A	N/A	N/A
End of period	$13.14	$11.98	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	4,674	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Division
Accumulation unit value:
Beginning of period	$10.55	$9.72	N/A	N/A	N/A	N/A
End of period	$12.18	$10.55	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	3,945	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$13.87	$12.38	N/A	N/A	N/A	N/A
End of period	$14.98	$13.87	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	773	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	$9.52	$9.81	$9.62	$10.82	$8.32	$6.66
End of period	$12.37	$9.52	$9.81	$9.62	$10.82	$8.32
Accumulation units outstanding at the end of period	—	683	—	—	9,577	21,315

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	$11.41	$10.65	N/A	N/A	N/A	N/A
End of period	$12.89	$11.41	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	1,188	N/A	N/A	N/A	N/A

JNL/Harris Oakmark Global Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco China-India Division
Accumulation unit value:
Beginning of period	$6.80	$7.16	$7.68	$7.02	$7.32	$6.04
End of period	$10.17	$6.80	$7.16	$7.68	$7.02	$7.32
Accumulation units outstanding at the end of period	—	7,886	4,623	4,692	4,760	10,595

JNL/Invesco Diversified Dividend Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$15.81	$15.71	$16.16	$14.30	$14.17	$11.25
End of period	$17.11	$15.81	$15.71	$16.16	$14.30	$14.17
Accumulation units outstanding at the end of period	—	1,519	—	—	2,941	6,546

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$17.57	$18.1	N/A	N/A	N/A	N/A
End of period	$21.26	$17.57	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	875	N/A	N/A	N/A	N/A

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$25.76	$23.52	N/A	N/A	N/A	N/A
End of period	$31.61	$25.76	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	312	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$37.25	$37.73	N/A	N/A	N/A	N/A
End of period	$47.34	$37.25	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	347	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$11.41	$9.74	$12.20	$13.11	$13.50	$11.25
End of period	$14.41	$11.41	$9.74	$12.20	$13.11	$13.50
Accumulation units outstanding at the end of period	—	8,144	5,370	5,449	5,529	12,305

JNL/Mellon Capital 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Bond Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Mellon Capital Consumer Discretionary Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Consumer Staples Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Dow Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Energy Sector Division
Accumulation unit value:
Beginning of period	$32.24	$25.8	N/A	N/A	N/A	N/A
End of period	$30.73	$32.24	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	527	N/A	N/A	N/A	N/A

JNL/Mellon Capital European 30 Division
Accumulation unit value:
Beginning of period	$13.08	$13.57	N/A	N/A	N/A	N/A
End of period	$15.90	$13.08	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	1,242	N/A	N/A	N/A	N/A

JNL/Mellon Capital Financial Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Healthcare Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Mellon Capital Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Industrials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Information Technology Sector Division
Accumulation unit value:
Beginning of period	$12.02	$10.81	$10.54	$8.90	N/A	N/A
End of period	$16.10	$12.02	$10.81	$10.54	N/A	N/A
Accumulation units outstanding at the end of period	—	5,544	3,459	3,510	N/A	N/A

JNL/Mellon Capital International Index Division
Accumulation unit value:
Beginning of period	$15.76	$15.92	N/A	N/A	N/A	N/A
End of period	$19.35	$15.76	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	3,742	N/A	N/A	N/A	N/A

JNL/Mellon Capital JNL 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Materials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital MSCI KLD 400 Social Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital MSCI World Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Mellon Capital Nasdaq 100 Index Division
Accumulation unit value:
Beginning of period	$22.07	$20.82	N/A	N/A	N/A	N/A
End of period	$28.63	$22.07	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	294	N/A	N/A	N/A	N/A

JNL/Mellon Capital Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	$17.05	$15.84	N/A	N/A	N/A	N/A
End of period	$20.63	$17.05	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	1,298	N/A	N/A	N/A	N/A

JNL/Mellon Capital Real Estate Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 1500 Growth Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 1500 Value Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 500 Index Division
Accumulation unit value:
Beginning of period	$18.53	$16.94	$17.10	$15.40	N/A	N/A
End of period	$22.05	$18.53	$16.94	$17.10	N/A	N/A
Accumulation units outstanding at the end of period	—	11,216	11,398	11,567	N/A	N/A

JNL/Mellon Capital S&P SMid 60 Division
Accumulation unit value:
Beginning of period	$19.39	$14.69	N/A	N/A	N/A	N/A
End of period	$18.62	$19.39	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	337	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Mellon Capital Small Cap Index Division
Accumulation unit value:
Beginning of period	$25.38	$20.53	N/A	N/A	N/A	N/A
End of period	$28.13	$25.38	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	257	N/A	N/A	N/A	N/A

JNL/Mellon Capital Telecommunications Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MFS Mid Cap Value Division
Accumulation unit value:
Beginning of period	$19.82	$17.76	N/A	N/A	N/A	N/A
End of period	$22.00	$19.82	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	11,587	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$17.88	$18.19	N/A	N/A	N/A	N/A
End of period	$23.91	$17.88	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	1,673	N/A	N/A	N/A	N/A

JNL/PIMCO Credit Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$13.05	$12.63	$13.28	$13.09	$14.66	$13.77
End of period	$13.21	$13.05	$12.63	$13.28	$13.09	$14.66
Accumulation units outstanding at the end of period	—	739	—	—	—	6,202

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$19.23	$16.73	N/A	N/A	N/A	N/A
End of period	$20.30	$19.23	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	693	N/A	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	$18.28	$14.61	N/A	N/A	N/A	N/A
End of period	$20.18	$18.28	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	1,771	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	$20.05	$17.34	N/A	N/A	N/A	N/A
End of period	$22.05	$20.05	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	261	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$19.83	$19.05	N/A	N/A	N/A	N/A
End of period	$24.00	$19.83	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	8,562	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$19.80	$19.04	N/A	N/A	N/A	N/A
End of period	$23.54	$19.80	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	11,826	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$14.70	$14.18	N/A	N/A	N/A	N/A
End of period	$16.05	$14.70	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	2,706	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$18.47	$17.81	N/A	N/A	N/A	N/A
End of period	$21.04	$18.47	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	7,299	N/A	N/A	N/A	N/A

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Capital Appreciation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$50.44	$50.64	N/A	N/A	N/A	N/A
End of period	$66.19	$50.44	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	210	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$80.25	$77.03	N/A	N/A	N/A	N/A
End of period	$98.10	$80.25	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	81	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$25.04	$23.00	$23.86	$21.46	$15.93	$13.60
End of period	$29.19	$25.04	$23.00	$23.86	$21.46	$15.93
Accumulation units outstanding at the end of period	—	6,896	4,998	5,072	5,146	5,222

JNL/The Boston Company Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Capital Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Vanguard Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Global Bond Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard International Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Small Company Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Vanguard US Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Government Money Market Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$31.75	$28.50	$29.95	$27.40	$21.29	$18.63
End of period	$35.92	$31.75	$28.50	$29.95	$27.40	$21.29
Accumulation units outstanding at the end of period	—	6,461	5,525	5,607	5,688	12,661

Accumulation Unit Values
Contract with Endorsements - 1.885%

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL Aggressive Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Conservative Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Growth Allocation Division
Accumulation unit value:
Beginning of period	$12.34	$11.70	$12.16	$11.80	$9.80	$8.74
End of period	$14.37	$12.34	$11.70	$12.16	$11.80	$9.80
Accumulation units outstanding at the end of period	402	410	418	426	434	442

JNL Institutional Alt 25 Division
Accumulation unit value:
Beginning of period	$16.26	$15.62	$16.28	$16.23	$14.53	$13.32
End of period	$18.24	$16.26	$15.62	$16.28	$16.23	$14.53
Accumulation units outstanding at the end of period	4,978	2,778	2,808	13,657	17,777	17,975

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	$12.73	$12.09	$12.55	$12.14	$10.56	$9.50
End of period	$14.31	$12.73	$12.09	$12.55	$12.14	$10.56
Accumulation units outstanding at the end of period	1,033	1,115	1,138	1,158	1,178	923

JNL Multi-Manager Mid Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	$17.88	$15.4	N/A	N/A	N/A	N/A
End of period	$20.47	$17.88	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	7,303	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	$12.37	$12.39	N/A	N/A	N/A	N/A
End of period	$15.24	$12.37	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	1,601	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	$17.30	$15.87	N/A	N/A	N/A	N/A
End of period	$20.70	$17.30	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	7,597	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/American Funds International Division
Accumulation unit value:
Beginning of period	$11.08	$10.95	N/A	N/A	N/A	N/A
End of period	$14.32	$11.08	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	1,609	N/A	N/A	N/A	N/A

JNL/American Funds Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	$10.38	$10.08	N/A	N/A	N/A	N/A
End of period	$13.13	$10.38	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	630	N/A	N/A	N/A	N/A

JNL/AQR Large Cap Relaxed Constraint Equity Division
Accumulation unit value:
Beginning of period	$13.18	$12.45	N/A	N/A	N/A	N/A
End of period	$15.91	$13.18	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	4,717	N/A	N/A	N/A	N/A

JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	$11.59	$11.36	$11.73	$11.73	N/A	N/A
End of period	$12.94	$11.59	$11.36	$11.73	N/A	N/A
Accumulation units outstanding at the end of period	—	734	—	20,368	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	$8.37	$6.74	$9.01	$10.71	N/A	N/A
End of period	$7.98	$8.37	$6.74	$9.01	N/A	N/A
Accumulation units outstanding at the end of period	—	1,623	—	7,115	N/A	N/A

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	$11.77	$11.99	N/A	N/A	N/A	N/A
End of period	$14.84	$11.77	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	1,377	N/A	N/A	N/A	N/A

JNL/ClearBridge Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Crescent High Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$26.23	$23.44	N/A	N/A	N/A	N/A
End of period	$30.95	$26.23	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	1,001	N/A	N/A	N/A	N/A

JNL/DoubleLine Core Fixed Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/DoubleLine Shiller Enhanced CAPE Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FAMCO Flex Core Covered Call Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FPA + Doubleline Flexible Allocation Division
Accumulation unit value:
Beginning of period	$12.09	$11.88	N/A	N/A	N/A	N/A
End of period	$13.17	$12.09	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	1,003	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$13.76	$12.29	N/A	N/A	N/A	N/A
End of period	$14.85	$13.76	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	700	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	$11.33	$10.59	N/A	N/A	N/A	N/A
End of period	$12.80	$11.33	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	243	N/A	N/A	N/A	N/A

JNL/Harris Oakmark Global Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco China-India Division
Accumulation unit value:
Beginning of period	$6.75	$7.12	N/A	N/A	N/A	N/A
End of period	$10.09	$6.75	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	457	N/A	N/A	N/A	N/A

JNL/Invesco Diversified Dividend Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$17.28	$17.82	N/A	N/A	N/A	N/A
End of period	$20.90	$17.28	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	1,070	N/A	N/A	N/A	N/A

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$11.32	$9.67	N/A	N/A	N/A	N/A
End of period	$14.29	$11.32	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	600	N/A	N/A	N/A	N/A

JNL/Mellon Capital 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Bond Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Mellon Capital Consumer Discretionary Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Consumer Staples Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Dow Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Energy Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Financial Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Healthcare Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Mellon Capital Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Industrials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Information Technology Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital International Index Division
Accumulation unit value:
Beginning of period	$15.58	$15.75	N/A	N/A	N/A	N/A
End of period	$19.12	$15.58	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	1,137	N/A	N/A	N/A	N/A

JNL/Mellon Capital JNL 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Materials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital MSCI KLD 400 Social Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital MSCI World Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Mellon Capital Nasdaq 100 Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Real Estate Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 1500 Growth Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 1500 Value Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 500 Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Mellon Capital Small Cap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Telecommunications Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MFS Mid Cap Value Division
Accumulation unit value:
Beginning of period	$19.64	$17.62	N/A	N/A	N/A	N/A
End of period	$21.79	$19.64	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	1,821	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Credit Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	$19.56	$18.07	$19.39	$17.28	N/A	N/A
End of period	$22.15	$19.56	$18.07	$19.39	N/A	N/A
Accumulation units outstanding at the end of period	—	—	3,375	3,390	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	$19.92	$17.24	$17.44	$15.64	N/A	N/A
End of period	$21.88	$19.92	$17.24	$17.44	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	7,886	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	$18.80	$18.20	$21.52	$18.58	N/A	N/A
End of period	$21.94	$18.80	$18.20	$21.52	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	1,864	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$19.53	$18.79	$19.18	$18.51	$15.38	$13.59
End of period	$23.20	$19.53	$18.79	$19.18	$18.51	$15.38
Accumulation units outstanding at the end of period	2,683	2,711	6,052	16,655	17,273	17,465

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$14.56	$14.06	$14.49	$14.20	$13.11	$12.04
End of period	$15.89	$14.56	$14.06	$14.49	$14.20	$13.11
Accumulation units outstanding at the end of period	5,462	6,043	6,154	39,743	6,579	4,910

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$18.21	$17.58	N/A	N/A	N/A	N/A
End of period	$20.73	$18.21	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	23,530	N/A	N/A	N/A	N/A

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	$18.09	$16.37	$18.07	$15.89	N/A	N/A
End of period	$19.71	$18.09	$16.37	$18.07	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	4,432	N/A	N/A

JNL/T. Rowe Price Capital Appreciation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$49.62	$49.85	N/A	N/A	N/A	N/A
End of period	$65.07	$49.62	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	267	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$9.78	$9.83	$9.98	$10.13	N/A	N/A
End of period	$9.71	$9.78	$9.83	$9.98	N/A	N/A
Accumulation units outstanding at the end of period	—	3,232	—	8,062	N/A	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/The Boston Company Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Capital Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Vanguard Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Global Bond Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard International Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Small Company Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Vanguard US Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Government Money Market Division
Accumulation unit value:
Beginning of period	$10.72	$10.92	N/A	N/A	N/A	N/A
End of period	$10.53	$10.72	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	1,126	N/A	N/A	N/A	N/A

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 1.932%

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL Aggressive Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Conservative Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Growth Allocation Division
Accumulation unit value:
Beginning of period	$12.28	N/A	N/A	N/A	N/A	N/A
End of period	$14.29	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	81,399	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 25 Division
Accumulation unit value:
Beginning of period	$16.20	$15.57	$16.24	$16.20	$14.50	$13.30
End of period	$18.16	$16.20	$15.57	$16.24	$16.20	$14.50
Accumulation units outstanding at the end of period	107,255	108,888	110,614	112,199	149,510	168,169

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	$16.27	$15.94	N/A	N/A	N/A	N/A
End of period	$17.64	$16.27	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	32,752	36,872	N/A	N/A	N/A	N/A

JNL Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	$12.67	$12.04	$12.50	$12.10	$10.53	N/A
End of period	$14.23	$12.67	$12.04	$12.50	$12.10	N/A
Accumulation units outstanding at the end of period	96,330	177,398	178,813	180,147	182,365	N/A

JNL Multi-Manager Mid Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$34.95	$33.69	$36.04	$35.74	$27.93	N/A
End of period	$43.62	$34.95	$33.69	$36.04	$35.74	N/A
Accumulation units outstanding at the end of period	2,763	1,728	1,715	1,707	1,720	N/A

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	$19.02	$15.67	$17.64	$17.96	N/A	N/A
End of period	$20.73	$19.02	$15.67	$17.64	N/A	N/A
Accumulation units outstanding at the end of period	6,414	7,492	7,297	5,235	N/A	N/A

JNL/American Funds Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	$17.83	$15.36	$16.20	$14.36	$11.05	N/A
End of period	$20.39	$17.83	$15.36	$16.20	$14.36	N/A
Accumulation units outstanding at the end of period	20,128	6,755	7,526	7,537	8,540	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	$9.75	$9.72	$10.35	$10.42	$10.95	$10.56
End of period	$10.19	$9.75	$9.72	$10.35	$10.42	$10.95
Accumulation units outstanding at the end of period	5,118	—	—	12,813	13,290	13,409

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	$12.33	$12.36	$12.60	$12.62	$10.06	N/A
End of period	$15.19	$12.33	$12.36	$12.60	$12.62	N/A
Accumulation units outstanding at the end of period	8,149	4,923	4,689	4,900	4,856	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	$12.26	$11.65	$11.89	$11.63	N/A	N/A
End of period	$13.92	$12.26	$11.65	$11.89	N/A	N/A
Accumulation units outstanding at the end of period	42,451	43,083	43,749	44,348	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	$10.35	$10.05	$10.63	$11.80	$10.85	N/A
End of period	$13.08	$10.35	$10.05	$10.63	$11.80	N/A
Accumulation units outstanding at the end of period	5,316	5,886	5,756	5,805	5,188	N/A

JNL/AQR Large Cap Relaxed Constraint Equity Division
Accumulation unit value:
Beginning of period	$13.12	$12.39	N/A	N/A	N/A	N/A
End of period	$15.83	$13.12	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	5,452	6,298	N/A	N/A	N/A	N/A

JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	$11.55	$11.33	$11.71	$11.72	$10.45	N/A
End of period	$12.90	$11.55	$11.33	$11.71	$11.72	N/A
Accumulation units outstanding at the end of period	63,284	76,519	83,393	36,577	36,065	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	$8.33	$6.71	$8.97	$10.67	N/A	N/A
End of period	$7.94	$8.33	$6.71	$8.97	N/A	N/A
Accumulation units outstanding at the end of period	7,283	17,168	18,563	12,980	N/A	N/A

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$38.20	$38.77	N/A	N/A	N/A	N/A
End of period	$50.07	$38.20	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	8,227	6,029	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/ClearBridge Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Crescent High Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$25.97	$23.22	$24.18	$22.45	N/A	N/A
End of period	$30.63	$25.97	$23.22	$24.18	N/A	N/A
Accumulation units outstanding at the end of period	—	—	5,099	5,449	N/A	N/A

JNL/DoubleLine Core Fixed Income Division
Accumulation unit value:
Beginning of period	$18.16	$18.02	$18.30	$17.94	$18.68	$17.62
End of period	$18.77	$18.16	$18.02	$18.30	$17.94	$18.68
Accumulation units outstanding at the end of period	9,546	6,361	14,546	14,435	5,785	12,743

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/DoubleLine Shiller Enhanced CAPE Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FAMCO Flex Core Covered Call Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FPA + Doubleline Flexible Allocation Division
Accumulation unit value:
Beginning of period	$12.04	$11.84	$13.29	$14.12	$11.64	N/A
End of period	$13.12	$12.04	$11.84	$13.29	$14.12	N/A
Accumulation units outstanding at the end of period	55,090	41,435	58,943	50,327	30,983	N/A

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	$11.83	$10.63	$11.55	$11.47	N/A	N/A
End of period	$12.97	$11.83	$10.63	$11.55	N/A	N/A
Accumulation units outstanding at the end of period	—	—	9,839	10,514	N/A	N/A

JNL/Franklin Templeton Global Division
Accumulation unit value:
Beginning of period	$10.42	$9.61	$10.47	$10.93	N/A	N/A
End of period	$12.02	$10.42	$9.61	$10.47	N/A	N/A
Accumulation units outstanding at the end of period	23,314	24,334	24,304	17,255	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$13.69	$12.23	$13.46	$13.30	$11.89	N/A
End of period	$14.77	$13.69	$12.23	$13.46	$13.30	N/A
Accumulation units outstanding at the end of period	24,439	25,142	25,599	20,430	20,228	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	$9.42	N/A	N/A	N/A	N/A	N/A
End of period	$12.22	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	17,106	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	$12.43	$10.95	$11.71	$11.13	N/A	N/A
End of period	$13.18	$12.43	$10.95	$11.71	N/A	N/A
Accumulation units outstanding at the end of period	33,403	31,833	40,185	33,442	N/A	N/A

JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$23.00	N/A	N/A	N/A	N/A	N/A
End of period	$23.25	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,240	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	$11.29	$10.55	$12.27	$13.16	N/A	N/A
End of period	$12.75	$11.29	$10.55	$12.27	N/A	N/A
Accumulation units outstanding at the end of period	—	—	420	449	N/A	N/A

JNL/Harris Oakmark Global Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco China-India Division
Accumulation unit value:
Beginning of period	$6.72	N/A	N/A	N/A	N/A	N/A
End of period	$10.04	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	10,439	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Diversified Dividend Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$15.58	$15.51	$15.97	$14.15	N/A	N/A
End of period	$16.84	$15.58	$15.51	$15.97	N/A	N/A
Accumulation units outstanding at the end of period	—	—	4,104	4,385	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	$25.60	N/A	N/A	N/A	N/A	N/A
End of period	$27.56	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,877	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$36.27	$36.79	$36.41	$33.38	N/A	N/A
End of period	$46.04	$36.27	$36.79	$36.41	N/A	N/A
Accumulation units outstanding at the end of period	1,136	—	3,161	3,378	N/A	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$18.47	N/A	N/A	N/A	N/A	N/A
End of period	$18.57	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	5,608	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital 10 x 10 Division
Accumulation unit value:
Beginning of period	$13.08	$11.90	$12.42	$11.69	$9.33	N/A
End of period	$14.91	$13.08	$11.90	$12.42	$11.69	N/A
Accumulation units outstanding at the end of period	118,114	119,669	121,339	122,846	124,306	N/A

JNL/Mellon Capital Bond Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Mellon Capital Consumer Discretionary Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Consumer Staples Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Dow Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Emerging Markets Index Division
Accumulation unit value:
Beginning of period	$8.29	$7.67	$9.24	$9.78	$10.40	N/A
End of period	$11.07	$8.29	$7.67	$9.24	$9.78	N/A
Accumulation units outstanding at the end of period	15,910	7,406	7,503	44,832	44,752	N/A

JNL/Mellon Capital Energy Sector Division
Accumulation unit value:
Beginning of period	$31.55	$25.28	$33.59	$38.20	$31.07	N/A
End of period	$30.04	$31.55	$25.28	$33.59	$38.20	N/A
Accumulation units outstanding at the end of period	3,875	382	458	365	323	N/A

JNL/Mellon Capital European 30 Division
Accumulation unit value:
Beginning of period	$12.95	$13.45	N/A	N/A	N/A	N/A
End of period	$15.72	$12.95	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,815	4,407	N/A	N/A	N/A	N/A

JNL/Mellon Capital Financial Sector Division
Accumulation unit value:
Beginning of period	$13.16	N/A	N/A	N/A	N/A	N/A
End of period	$15.40	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	5,696	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Healthcare Sector Division
Accumulation unit value:
Beginning of period	$23.47	$24.87	$23.79	$19.38	$14.03	N/A
End of period	$28.23	$23.47	$24.87	$23.79	$19.38	N/A
Accumulation units outstanding at the end of period	6,505	4,048	3,861	515	631	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Mellon Capital Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Industrials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Information Technology Sector Division
Accumulation unit value:
Beginning of period	$11.77	$10.59	$10.34	$8.74	$7.06	N/A
End of period	$15.73	$11.77	$10.59	$10.34	$8.74	N/A
Accumulation units outstanding at the end of period	14,148	7,984	9,004	1,180	1,410	N/A

JNL/Mellon Capital International Index Division
Accumulation unit value:
Beginning of period	$15.47	$15.65	$16.13	$17.51	$14.70	N/A
End of period	$18.98	$15.47	$15.65	$16.13	$17.51	N/A
Accumulation units outstanding at the end of period	20,342	21,895	23,758	26,932	27,448	N/A

JNL/Mellon Capital JNL 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Materials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital MSCI KLD 400 Social Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital MSCI World Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Mellon Capital Nasdaq 100 Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Real Estate Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 1500 Growth Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 1500 Value Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$27.99	$23.76	$24.89	$23.23	$17.81	N/A
End of period	$31.76	$27.99	$23.76	$24.89	$23.23	N/A
Accumulation units outstanding at the end of period	16,428	17,096	18,551	21,062	21,575	N/A

JNL/Mellon Capital S&P 500 Index Division
Accumulation unit value:
Beginning of period	$18.19	$16.65	$16.83	$15.18	$11.75	N/A
End of period	$21.62	$18.19	$16.65	$16.83	$15.18	N/A
Accumulation units outstanding at the end of period	24,254	27,944	27,375	31,080	31,835	N/A

JNL/Mellon Capital S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Mellon Capital Small Cap Index Division
Accumulation unit value:
Beginning of period	$24.92	$20.18	$21.56	$21.00	$15.47	N/A
End of period	$27.58	$24.92	$20.18	$21.56	$21.00	N/A
Accumulation units outstanding at the end of period	18,875	19,642	21,313	24,196	24,767	N/A

JNL/Mellon Capital Telecommunications Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MFS Mid Cap Value Division
Accumulation unit value:
Beginning of period	$19.53	$17.53	$19.63	$17.69	$13.59	N/A
End of period	$21.66	$19.53	$17.53	$19.63	$17.69	N/A
Accumulation units outstanding at the end of period	4,059	4,224	4,847	4,832	5,693	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	$10.56	$10.16	N/A	N/A	N/A	N/A
End of period	$11.06	$10.56	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	12,694	12,751	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$17.54	N/A	N/A	N/A	N/A	N/A
End of period	$23.43	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	9,241	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Credit Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$12.89	$12.49	$13.15	$12.98	$14.56	$13.69
End of period	$13.04	$12.89	$12.49	$13.15	$12.98	$14.56
Accumulation units outstanding at the end of period	9,465	18,345	18,940	17,167	16,831	10,144

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	$10.92	$10.17	$10.51	$10.69	$10.45	N/A
End of period	$11.02	$10.92	$10.17	$10.51	$10.69	N/A
Accumulation units outstanding at the end of period	6,298	5,549	5,723	5,909	5,721	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$18.78	$16.36	$17.91	$18.24	$17.19	$15.01
End of period	$19.80	$18.78	$16.36	$17.91	$18.24	$17.19
Accumulation units outstanding at the end of period	16,713	13,606	11,260	13,266	13,245	25,429

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	$19.48	$18	N/A	N/A	N/A	N/A
End of period	$22.04	$19.48	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,958	4,195	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	$20.71	$19.98	$20.13	$18.65	$13.30	N/A
End of period	$24.31	$20.71	$19.98	$20.13	$18.65	N/A
Accumulation units outstanding at the end of period	2,662	7,788	8,336	5,650	6,481	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	$19.83	$17.17	N/A	N/A	N/A	N/A
End of period	$21.78	$19.83	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	31,328	31,767	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	$18.72	$18.13	N/A	N/A	N/A	N/A
End of period	$21.83	$18.72	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,728	3,151	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$19.37	$18.63	$19.04	$18.22	$14.77	N/A
End of period	$23.42	$19.37	$18.63	$19.04	$18.22	N/A
Accumulation units outstanding at the end of period	95,904	97,162	76,144	77,135	78,029	N/A

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$12.92	$12.55	$12.99	$12.85	$12.53	$11.74
End of period	$13.54	$12.92	$12.55	$12.99	$12.85	$12.53
Accumulation units outstanding at the end of period	18,638	18,916	19,208	19,471	39,447	13,093

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$19.35	$18.63	$19.03	$18.37	$15.28	N/A
End of period	$22.98	$19.35	$18.63	$19.03	$18.37	N/A
Accumulation units outstanding at the end of period	162,612	115,161	117,357	119,460	121,440	N/A

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$18.05	$17.43	$17.91	$17.47	$15.37	N/A
End of period	$20.54	$18.05	$17.43	$17.91	$17.47	N/A
Accumulation units outstanding at the end of period	56,038	60,347	65,293	70,266	75,210	N/A

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Capital Appreciation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$49.12	$49.37	$45.47	$42.64	$31.35	N/A
End of period	$64.38	$49.12	$49.37	$45.47	$42.64	N/A
Accumulation units outstanding at the end of period	5,189	5,309	5,335	4,628	5,058	N/A

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$78.15	$75.11	$71.92	$64.99	$48.54	N/A
End of period	$95.42	$78.15	$75.11	$71.92	$64.99	N/A
Accumulation units outstanding at the end of period	3,011	3,101	3,258	3,146	3,449	N/A

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$9.73	$9.78	$9.94	$10.09	$10.28	$10.23
End of period	$9.66	$9.73	$9.78	$9.94	$10.09	$10.28
Accumulation units outstanding at the end of period	—	—	4,079	6,266	1,965	46,895

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$24.53	N/A	N/A	N/A	N/A	N/A
End of period	$28.57	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,666	N/A	N/A	N/A	N/A	N/A

JNL/The Boston Company Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Capital Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Vanguard Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Global Bond Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard International Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Small Company Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Vanguard US Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Government Money Market Division
Accumulation unit value:
Beginning of period	$10.61	$10.81	$11.02	$11.24	$11.46	N/A
End of period	$10.42	$10.61	$10.81	$11.02	$11.24	N/A
Accumulation units outstanding at the end of period	—	—	5,319	5,684	99,932	N/A

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 1.935%

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL Aggressive Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Conservative Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Mid Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Large Cap Relaxed Constraint Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/ClearBridge Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Crescent High Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Core Fixed Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/DoubleLine Shiller Enhanced CAPE Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FAMCO Flex Core Covered Call Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FPA + Doubleline Flexible Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Harris Oakmark Global Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Diversified Dividend Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Bond Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Mellon Capital Consumer Discretionary Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Consumer Staples Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Dow Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Energy Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Financial Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Healthcare Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Mellon Capital Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Industrials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Information Technology Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital International Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital JNL 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Materials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital MSCI KLD 400 Social Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital MSCI World Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Mellon Capital Nasdaq 100 Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Real Estate Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 1500 Growth Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 1500 Value Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 500 Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Mellon Capital Small Cap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Telecommunications Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MFS Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Credit Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Capital Appreciation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/The Boston Company Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Capital Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Vanguard Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Global Bond Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard International Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Small Company Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Vanguard US Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Government Money Market Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 1.945%

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL Aggressive Growth Allocation Division
Accumulation unit value:
Beginning of period	$11.47	$10.82	$11.33	$11.01	$9.05	$8.05
End of period	$13.66	$11.47	$10.82	$11.33	$11.01	$9.05
Accumulation units outstanding at the end of period	12,416	16,172	15,758	17,187	11,455	11,910

JNL Conservative Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Growth Allocation Division
Accumulation unit value:
Beginning of period	$12.27	$11.63	$12.10	$11.75	$9.76	$8.72
End of period	$14.27	$12.27	$11.63	$12.10	$11.75	$9.76
Accumulation units outstanding at the end of period	22,758	81,632	23,686	18,536	15,842	15,674

JNL Institutional Alt 25 Division
Accumulation unit value:
Beginning of period	$16.18	$15.56	$16.23	$16.19	$14.49	$13.30
End of period	$18.14	$16.18	$15.56	$16.23	$16.19	$14.49
Accumulation units outstanding at the end of period	48,053	55,966	43,622	65,402	68,703	67,988

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	$16.26	$15.92	$16.58	$16.59	$15.33	$14.10
End of period	$17.62	$16.26	$15.92	$16.58	$16.59	$15.33
Accumulation units outstanding at the end of period	10,794	63,199	22,278	22,428	30,265	26,290

JNL Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	$12.65	$12.03	$12.49	$12.09	$10.52	$9.47
End of period	$14.21	$12.65	$12.03	$12.49	$12.09	$10.52
Accumulation units outstanding at the end of period	27,208	126,953	29,024	29,904	18,452	19,038

JNL Multi-Manager Mid Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$34.86	$33.61	$35.95	$35.66	$27.87	$24.96
End of period	$43.50	$34.86	$33.61	$35.95	$35.66	$27.87
Accumulation units outstanding at the end of period	2,639	12,924	3,819	3,595	3,481	4,586

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	$19.00	$15.65	$17.62	$17.94	$13.61	$11.80
End of period	$20.69	$19.00	$15.65	$17.62	$17.94	$13.61
Accumulation units outstanding at the end of period	5,351	20,229	7,426	7,600	7,845	9,748

JNL/American Funds Balanced Division
Accumulation unit value:
Beginning of period	$12.92	$12.46	$12.90	$13.08	$11.55	$10.42
End of period	$14.79	$12.92	$12.46	$12.90	$13.08	$11.55
Accumulation units outstanding at the end of period	1,185	8,084	1,222	1,239	1,255	1,271

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	$17.81	$15.35	$16.19	$14.35	$11.05	$9.93
End of period	$20.37	$17.81	$15.35	$16.19	$14.35	$11.05
Accumulation units outstanding at the end of period	23,509	54,160	27,601	28,244	25,759	28,083

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	$9.74	$9.71	$10.34	$10.42	$10.95	$10.55
End of period	$10.18	$9.74	$9.71	$10.34	$10.42	$10.95
Accumulation units outstanding at the end of period	13,567	53,223	18,071	18,512	18,639	19,537

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	$12.32	$12.35	$12.59	$12.61	$10.06	$8.70
End of period	$15.17	$12.32	$12.35	$12.59	$12.61	$10.06
Accumulation units outstanding at the end of period	5,677	7,325	6,534	6,220	6,092	4,518

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	$12.93	$12.27	$12.47	$12.21	$10.30	N/A
End of period	$15.30	$12.93	$12.27	$12.47	$12.21	N/A
Accumulation units outstanding at the end of period	15,242	34,252	19,089	19,321	19,538	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	$17.24	$15.82	$15.97	$14.78	$11.33	$9.88
End of period	$20.60	$17.24	$15.82	$15.97	$14.78	$11.33
Accumulation units outstanding at the end of period	34,849	77,859	34,264	31,336	17,783	20,119

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/American Funds International Division
Accumulation unit value:
Beginning of period	$11.04	$10.92	$11.70	$12.30	$10.36	$8.99
End of period	$14.25	$11.04	$10.92	$11.70	$12.30	$10.36
Accumulation units outstanding at the end of period	33,664	56,700	31,103	25,029	6,731	6,843

JNL/American Funds Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	$12.26	$11.64	N/A	N/A	N/A	N/A
End of period	$13.91	$12.26	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	7,534	40,682	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	$10.34	$10.05	$10.62	$11.80	$10.85	$9.43
End of period	$13.07	$10.34	$10.05	$10.62	$11.80	$10.85
Accumulation units outstanding at the end of period	10,088	27,481	11,870	12,439	12,245	12,647

JNL/AQR Large Cap Relaxed Constraint Equity Division
Accumulation unit value:
Beginning of period	$13.11	$12.38	$12.84	$11.50	$8.73	$7.45
End of period	$15.81	$13.11	$12.38	$12.84	$11.50	$8.73
Accumulation units outstanding at the end of period	6,334	16,384	13,595	14,702	16,160	9,696

JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	$9.83	$10.96	N/A	N/A	N/A	N/A
End of period	$9.51	$9.83	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	298	5,040	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	$11.54	$11.32	$11.70	$11.71	$10.45	$9.72
End of period	$12.89	$11.54	$11.32	$11.70	$11.71	$10.45
Accumulation units outstanding at the end of period	189,586	419,723	215,733	227,762	249,075	230,034

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	$8.32	$6.71	$8.97	$10.66	$9.93	$10.04
End of period	$7.92	$8.32	$6.71	$8.97	$10.66	$9.93
Accumulation units outstanding at the end of period	18,822	99,685	52,246	53,080	54,997	77,981

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$38.10	$38.67	$37.12	$34.76	$25.50	$23.51
End of period	$49.93	$38.10	$38.67	$37.12	$34.76	$25.50
Accumulation units outstanding at the end of period	7,829	36,209	2,690	2,650	2,681	2,304

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	$13.54	$12.26	$15.35	$14.58	$12.04	N/A
End of period	$14.60	$13.54	$12.26	$15.35	$14.58	N/A
Accumulation units outstanding at the end of period	2,850	10,013	2,178	2,213	2,244	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	$11.64	$11.86	$12.54	$14.29	$12.00	$10.44
End of period	$14.66	$11.64	$11.86	$12.54	$14.29	$12.00
Accumulation units outstanding at the end of period	7,922	10,483	8,440	10,264	10,155	5,385

JNL/ClearBridge Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Crescent High Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$25.91	$23.17	$24.13	$22.40	$16.90	$15.16
End of period	$30.55	$25.91	$23.17	$24.13	$22.40	$16.90
Accumulation units outstanding at the end of period	12,802	25,498	6,497	7,936	8,253	2,465

JNL/DoubleLine Core Fixed Income Division
Accumulation unit value:
Beginning of period	$18.12	$17.98	$18.26	$17.91	$18.65	$17.59
End of period	$18.73	$18.12	$17.98	$18.26	$17.91	$18.65
Accumulation units outstanding at the end of period	23,347	66,716	23,432	26,950	35,278	32,523

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/DoubleLine Shiller Enhanced CAPE Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	$10.37	$10.36	N/A	N/A	N/A	N/A
End of period	$10.58	$10.37	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	6,683	13,222	N/A	N/A	N/A	N/A

JNL/FAMCO Flex Core Covered Call Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FPA + Doubleline Flexible Allocation Division
Accumulation unit value:
Beginning of period	$12.03	$11.83	$13.28	$14.11	$11.64	$10.12
End of period	$13.11	$12.03	$11.83	$13.28	$14.11	$11.64
Accumulation units outstanding at the end of period	94,285	220,762	110,154	119,751	150,157	153,515

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	$11.82	$10.62	$11.54	$11.46	$9.43	$8.29
End of period	$12.95	$11.82	$10.62	$11.54	$11.46	$9.43
Accumulation units outstanding at the end of period	47,135	77,153	54,928	57,837	59,524	59,938

JNL/Franklin Templeton Global Division
Accumulation unit value:
Beginning of period	$10.41	$9.60	$10.46	$10.92	$8.55	$7.14
End of period	$12.01	$10.41	$9.60	$10.46	$10.92	$8.55
Accumulation units outstanding at the end of period	21,214	36,640	31,857	31,611	28,525	29,130

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	$11.03	$10.83	$11.52	$11.80	$11.62	N/A
End of period	$11.20	$11.03	$10.83	$11.52	$11.80	N/A
Accumulation units outstanding at the end of period	26,452	28,322	32,073	32,496	32,940	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$13.68	$12.22	$13.45	$13.29	$11.88	$10.79
End of period	$14.75	$13.68	$12.22	$13.45	$13.29	$11.88
Accumulation units outstanding at the end of period	18,765	49,597	23,418	25,243	26,213	24,662

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	$9.40	$9.70	$9.53	$10.73	$8.26	$6.62
End of period	$12.20	$9.40	$9.70	$9.53	$10.73	$8.26
Accumulation units outstanding at the end of period	2,906	5,917	3,526	3,774	3,798	3,427

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	$12.41	$10.94	$11.70	$11.12	$8.84	$7.93
End of period	$13.16	$12.41	$10.94	$11.70	$11.12	$8.84
Accumulation units outstanding at the end of period	18,226	37,127	22,611	28,329	29,780	22,816

JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$22.94	$22.91	$23.27	$22.51	$23.20	$21.95
End of period	$23.18	$22.94	$22.91	$23.27	$22.51	$23.20
Accumulation units outstanding at the end of period	6,204	16,003	4,783	4,835	6,386	9,604

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	$11.28	$10.55	$12.27	$13.16	$14.56	$12.36
End of period	$12.73	$11.28	$10.55	$12.27	$13.16	$14.56
Accumulation units outstanding at the end of period	4,324	15,592	7,188	7,291	7,105	6,432

JNL/Harris Oakmark Global Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco China-India Division
Accumulation unit value:
Beginning of period	$6.71	$7.09	$7.61	$6.96	$7.27	$6.01
End of period	$10.03	$6.71	$7.09	$7.61	$6.96	$7.27
Accumulation units outstanding at the end of period	4,658	27,125	8,511	10,069	10,743	7,932

JNL/Invesco Diversified Dividend Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$15.56	$15.49	$15.95	$14.14	$14.03	$11.15
End of period	$16.82	$15.56	$15.49	$15.95	$14.14	$14.03
Accumulation units outstanding at the end of period	12,845	41,919	23,548	23,304	18,845	18,081

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$17.06	$17.60	$18.32	$18.64	$15.97	$14.07
End of period	$20.61	$17.06	$17.60	$18.32	$18.64	$15.97
Accumulation units outstanding at the end of period	8,382	16,453	8,442	8,245	6,838	7,744

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	$25.54	$22.58	$25.32	$23.63	$18.40	$17.42
End of period	$27.49	$25.54	$22.58	$25.32	$23.63	$18.40
Accumulation units outstanding at the end of period	2,612	6,038	4,687	4,746	4,864	5,104

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$25.24	$23.07	$23.96	$22.62	$16.51	$14.31
End of period	$30.93	$25.24	$23.07	$23.96	$22.62	$16.51
Accumulation units outstanding at the end of period	6,768	14,813	7,778	7,798	7,533	6,735

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$36.17	$36.69	$36.32	$33.30	$23.91	$20.97
End of period	$45.91	$36.17	$36.69	$36.32	$33.30	$23.91
Accumulation units outstanding at the end of period	3,535	10,731	3,392	3,567	3,572	3,548

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$18.42	$18.51	$18.79	$18.17	$19.21	$18.90
End of period	$18.52	$18.42	$18.51	$18.79	$18.17	$19.21
Accumulation units outstanding at the end of period	13,247	22,146	7,833	5,964	7,474	6,619

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$11.25	$9.61	$12.06	$12.97	$13.38	$11.16
End of period	$14.19	$11.25	$9.61	$12.06	$12.97	$13.38
Accumulation units outstanding at the end of period	9,967	53,260	16,319	15,066	15,676	14,643

JNL/Mellon Capital 10 x 10 Division
Accumulation unit value:
Beginning of period	$13.06	$11.89	N/A	N/A	N/A	N/A
End of period	$14.89	$13.06	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	537	N/A	N/A	N/A	N/A

JNL/Mellon Capital Bond Index Division
Accumulation unit value:
Beginning of period	$13.12	$13.12	$13.40	$12.93	$13.56	$13.34
End of period	$13.25	$13.12	$13.12	$13.40	$12.93	$13.56
Accumulation units outstanding at the end of period	10,557	24,952	657	1,142	1,159	1,178

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Mellon Capital Consumer Discretionary Sector Division
Accumulation unit value:
Beginning of period	$22.21	$21.34	$20.54	$18.90	$13.66	$11.28
End of period	$26.60	$22.21	$21.34	$20.54	$18.90	$13.66
Accumulation units outstanding at the end of period	960	3,711	1,116	1,147	703	712

JNL/Mellon Capital Consumer Staples Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Dow Index Division
Accumulation unit value:
Beginning of period	$15.42	$13.58	N/A	N/A	N/A	N/A
End of period	$19.31	$15.42	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	4,646	3,701	N/A	N/A	N/A	N/A

JNL/Mellon Capital Emerging Markets Index Division
Accumulation unit value:
Beginning of period	$8.28	$7.67	$9.23	$9.78	$10.40	N/A
End of period	$11.06	$8.28	$7.67	$9.23	$9.78	N/A
Accumulation units outstanding at the end of period	5,249	6,778	2,717	2,654	2,357	N/A

JNL/Mellon Capital Energy Sector Division
Accumulation unit value:
Beginning of period	$31.49	$25.24	$33.53	$38.14	$31.02	$30.32
End of period	$29.97	$31.49	$25.24	$33.53	$38.14	$31.02
Accumulation units outstanding at the end of period	4,860	12,168	6,233	6,729	6,973	5,294

JNL/Mellon Capital European 30 Division
Accumulation unit value:
Beginning of period	$12.94	$13.44	N/A	N/A	N/A	N/A
End of period	$15.70	$12.94	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,985	6,555	N/A	N/A	N/A	N/A

JNL/Mellon Capital Financial Sector Division
Accumulation unit value:
Beginning of period	$13.13	$10.79	$11.12	$10.03	$7.67	$6.20
End of period	$15.37	$13.13	$10.79	$11.12	$10.03	$7.67
Accumulation units outstanding at the end of period	8,175	28,325	1,711	1,874	1,897	1,918

JNL/Mellon Capital Healthcare Sector Division
Accumulation unit value:
Beginning of period	$23.42	$24.83	$23.75	$19.35	$14.01	$12.05
End of period	$28.17	$23.42	$24.83	$23.75	$19.35	$14.01
Accumulation units outstanding at the end of period	3,823	15,693	5,725	5,824	5,131	2,950

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Mellon Capital Index 5 Division
Accumulation unit value:
Beginning of period	$13.50	$12.3	N/A	N/A	N/A	N/A
End of period	$15.27	$13.50	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	9,054	N/A	N/A	N/A	N/A

JNL/Mellon Capital Industrials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Information Technology Sector Division
Accumulation unit value:
Beginning of period	$11.74	$10.57	$10.32	$8.72	$7.05	$6.46
End of period	$15.70	$11.74	$10.57	$10.32	$8.72	$7.05
Accumulation units outstanding at the end of period	16,523	44,659	12,836	15,386	15,564	16,015

JNL/Mellon Capital International Index Division
Accumulation unit value:
Beginning of period	$15.45	$15.62	$16.11	$17.49	$14.68	$12.69
End of period	$18.94	$15.45	$15.62	$16.11	$17.49	$14.68
Accumulation units outstanding at the end of period	5,134	13,251	379	400	387	410

JNL/Mellon Capital JNL 5 Division
Accumulation unit value:
Beginning of period	$17.72	$16.11	N/A	N/A	N/A	N/A
End of period	$20.32	$17.72	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	674	N/A	N/A	N/A	N/A

JNL/Mellon Capital Materials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital MSCI KLD 400 Social Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital MSCI World Index Division
Accumulation unit value:
Beginning of period	$16.75	$15.97	N/A	N/A	N/A	N/A
End of period	$19.92	$16.75	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	244	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Mellon Capital Nasdaq 100 Index Division
Accumulation unit value:
Beginning of period	$21.71	$20.51	$20.61	$17.75	$12.83	$10.93
End of period	$28.13	$21.71	$20.51	$20.61	$17.75	$12.83
Accumulation units outstanding at the end of period	7,655	18,345	9,749	8,573	4,887	5,041

JNL/Mellon Capital Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	$16.86	$15.68	$15.23	$15.05	N/A	N/A
End of period	$20.38	$16.86	$15.68	$15.23	N/A	N/A
Accumulation units outstanding at the end of period	3,048	7,273	4,724	4,217	N/A	N/A

JNL/Mellon Capital Real Estate Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 1500 Growth Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 1500 Value Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$27.94	$23.72	$24.85	$23.20	$17.78	N/A
End of period	$31.70	$27.94	$23.72	$24.85	$23.20	N/A
Accumulation units outstanding at the end of period	5,583	12,583	1,581	477	477	N/A

JNL/Mellon Capital S&P 500 Index Division
Accumulation unit value:
Beginning of period	$18.16	$16.63	$16.81	$15.15	$11.74	$10.37
End of period	$21.58	$18.16	$16.63	$16.81	$15.15	$11.74
Accumulation units outstanding at the end of period	73,040	83,849	49,793	52,577	45,667	17,754

JNL/Mellon Capital S&P SMid 60 Division
Accumulation unit value:
Beginning of period	$19.14	$14.52	$15.59	$15.36	N/A	N/A
End of period	$18.35	$19.14	$14.52	$15.59	N/A	N/A
Accumulation units outstanding at the end of period	172	4,970	838	198	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Mellon Capital Small Cap Index Division
Accumulation unit value:
Beginning of period	$24.88	$20.15	$21.53	$20.97	$15.45	$13.59
End of period	$27.53	$24.88	$20.15	$21.53	$20.97	$15.45
Accumulation units outstanding at the end of period	3,736	12,533	3,400	3,210	3,258	1,667

JNL/Mellon Capital Telecommunications Sector Division
Accumulation unit value:
Beginning of period	$8.82	$7.28	N/A	N/A	N/A	N/A
End of period	$8.96	$8.82	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	5,885	N/A	N/A	N/A	N/A

JNL/MFS Mid Cap Value Division
Accumulation unit value:
Beginning of period	$19.51	$17.51	$19.61	$17.67	$13.58	$11.73
End of period	$21.62	$19.51	$17.51	$19.61	$17.67	$13.58
Accumulation units outstanding at the end of period	8,126	33,516	8,296	7,712	7,898	7,459

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	$10.55	$10.16	$10.49	$10.19	$10.40	N/A
End of period	$11.05	$10.55	$10.16	$10.49	$10.19	N/A
Accumulation units outstanding at the end of period	7,746	11,673	6,015	1,462	1,444	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$17.51	$17.84	$17.52	$17.53	$14.16	$11.98
End of period	$23.38	$17.51	$17.84	$17.52	$17.53	$14.16
Accumulation units outstanding at the end of period	3,161	40,342	3,426	5,230	4,576	2,634

JNL/PIMCO Credit Income Division
Accumulation unit value:
Beginning of period	$10.81	$10.36	N/A	N/A	N/A	N/A
End of period	$11.34	$10.81	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	7,051	11,603	N/A	N/A	N/A	N/A

JNL/PIMCO Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$12.87	$12.48	$13.13	$12.96	$14.55	$13.68
End of period	$13.02	$12.87	$12.48	$13.13	$12.96	$14.55
Accumulation units outstanding at the end of period	13,253	30,781	15,786	16,448	26,548	22,050

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	$10.91	$10.17	$10.50	$10.68	$10.44	$9.88
End of period	$11.01	$10.91	$10.17	$10.50	$10.68	$10.44
Accumulation units outstanding at the end of period	25,047	33,637	36,947	36,694	37,073	34,749

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$18.75	$16.33	$17.89	$18.21	$17.16	$14.99
End of period	$19.77	$18.75	$16.33	$17.89	$18.21	$17.16
Accumulation units outstanding at the end of period	14,281	34,947	14,763	15,879	15,942	16,645

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	$18.07	$14.46	$16.04	$14.80	$10.70	$9.37
End of period	$19.91	$18.07	$14.46	$16.04	$14.80	$10.70
Accumulation units outstanding at the end of period	2,392	12,038	2,557	2,579	2,667	3,248

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	$18.38	$14.35	$15.16	$14.61	$10.84	$9.24
End of period	$21.12	$18.38	$14.35	$15.16	$14.61	$10.84
Accumulation units outstanding at the end of period	4,500	10,636	713	724	735	888

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	$15.58	N/A	N/A	N/A	N/A	N/A
End of period	$15.93	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	884	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	$28.68	$24.05	$26.85	$24.34	$17.70	$15.60
End of period	$32.34	$28.68	$24.05	$26.85	$24.34	$17.70
Accumulation units outstanding at the end of period	1,520	5,075	1,602	1,574	1,606	1,925

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	$19.45	$17.98	$19.31	$17.21	$12.22	$10.72
End of period	$22.01	$19.45	$17.98	$19.31	$17.21	$12.22
Accumulation units outstanding at the end of period	2,800	25,604	19,407	19,137	18,008	18,229

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	$20.69	$19.96	$20.11	$18.63	$13.29	$11.62
End of period	$24.28	$20.69	$19.96	$20.11	$18.63	$13.29
Accumulation units outstanding at the end of period	1,768	4,149	1,875	1,941	2,005	1,216

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	$19.81	$17.15	$17.37	$15.58	$12.15	$10.98
End of period	$21.75	$19.81	$17.15	$17.37	$15.58	$12.15
Accumulation units outstanding at the end of period	45,929	125,432	50,320	56,061	56,656	64,776

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	$18.70	$18.11	$21.43	$18.51	N/A	N/A
End of period	$21.81	$18.70	$18.11	$21.43	N/A	N/A
Accumulation units outstanding at the end of period	—	6,223	3,888	3,023	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$19.33	$18.59	$19.00	$18.18	$14.74	$12.97
End of period	$23.37	$19.33	$18.59	$19.00	$18.18	$14.74
Accumulation units outstanding at the end of period	39,333	198,859	46,080	47,810	48,263	11,048

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$12.90	$12.53	$12.98	$12.83	$12.52	$11.73
End of period	$13.52	$12.90	$12.53	$12.98	$12.83	$12.52
Accumulation units outstanding at the end of period	90,780	148,667	91,594	92,745	102,234	101,658

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$19.31	$18.59	$18.99	$18.33	$15.25	$13.48
End of period	$22.93	$19.31	$18.59	$18.99	$18.33	$15.25
Accumulation units outstanding at the end of period	45,777	89,987	51,431	51,155	52,189	67,341

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$14.46	$13.97	$14.40	$14.12	$13.04	$11.99
End of period	$15.76	$14.46	$13.97	$14.40	$14.12	$13.04
Accumulation units outstanding at the end of period	42,283	144,280	44,239	41,756	42,593	85,152

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$18.01	$17.39	$17.87	$17.43	$15.34	$13.76
End of period	$20.49	$18.01	$17.39	$17.87	$17.43	$15.34
Accumulation units outstanding at the end of period	61,279	207,991	75,883	78,381	78,706	79,889

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	$17.99	$16.29	$18.00	$15.83	$10.64	$8.91
End of period	$19.59	$17.99	$16.29	$18.00	$15.83	$10.64
Accumulation units outstanding at the end of period	1,858	14,175	2,861	2,768	1,966	2,503

JNL/T. Rowe Price Capital Appreciation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$48.98	$49.24	$45.36	$42.54	$31.28	$26.84
End of period	$64.20	$48.98	$49.24	$45.36	$42.54	$31.28
Accumulation units outstanding at the end of period	8,443	15,025	7,424	6,870	5,411	7,670

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$77.94	$74.92	$71.75	$64.84	$48.43	$43.48
End of period	$95.15	$77.94	$74.92	$71.75	$64.84	$48.43
Accumulation units outstanding at the end of period	8,781	17,948	8,846	8,943	9,242	9,354

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$9.72	$9.77	$9.93	$10.08	$10.27	$10.22
End of period	$9.64	$9.72	$9.77	$9.93	$10.08	$10.27
Accumulation units outstanding at the end of period	22,738	70,676	47,072	13,264	13,150	3,704

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$24.48	$22.52	$23.39	$21.06	$15.66	$13.38
End of period	$28.50	$24.48	$22.52	$23.39	$21.06	$15.66
Accumulation units outstanding at the end of period	4,041	10,347	4,577	1,936	2,000	3,245

JNL/The Boston Company Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Capital Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Vanguard Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Global Bond Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard International Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Small Company Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Vanguard US Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$38.30	$35.24	$36.27	$33.66	$28.76	$26.64
End of period	$42.26	$38.30	$35.24	$36.27	$33.66	$28.76
Accumulation units outstanding at the end of period	30,421	123,090	30,717	36,486	38,904	38,508

JNL/WMC Government Money Market Division
Accumulation unit value:
Beginning of period	$10.58	$10.79	$11.00	$11.21	$11.43	$11.66
End of period	$10.39	$10.58	$10.79	$11.00	$11.21	$11.43
Accumulation units outstanding at the end of period	15,297	36,309	1,287	1,285	23,172	259

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$31.14	$27.99	$29.46	$26.98	$21.00	$18.40
End of period	$35.19	$31.14	$27.99	$29.46	$26.98	$21.00
Accumulation units outstanding at the end of period	10,727	16,456	14,963	15,525	13,001	14,969

Accumulation Unit Values
Contract with Endorsements - 1.982%

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL Aggressive Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Conservative Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Mid Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Large Cap Relaxed Constraint Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/ClearBridge Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Crescent High Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Core Fixed Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/DoubleLine Shiller Enhanced CAPE Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FAMCO Flex Core Covered Call Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FPA + Doubleline Flexible Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Harris Oakmark Global Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Diversified Dividend Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Bond Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Mellon Capital Consumer Discretionary Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Consumer Staples Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Dow Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Energy Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Financial Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Healthcare Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Mellon Capital Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Industrials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Information Technology Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital International Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital JNL 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Materials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital MSCI KLD 400 Social Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital MSCI World Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Mellon Capital Nasdaq 100 Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Real Estate Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 1500 Growth Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 1500 Value Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 500 Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Mellon Capital Small Cap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Telecommunications Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MFS Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Credit Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Capital Appreciation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/The Boston Company Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Capital Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Vanguard Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Global Bond Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard International Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Small Company Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Vanguard US Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Government Money Market Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 1.995%

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL Aggressive Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Conservative Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Growth Allocation Division
Accumulation unit value:
Beginning of period	$12.21	$11.58	$12.05	$11.71	$9.73	$8.69
End of period	$14.20	$12.21	$11.58	$12.05	$11.71	$9.73
Accumulation units outstanding at the end of period	—	—	—	—	—	5,666

JNL Institutional Alt 25 Division
Accumulation unit value:
Beginning of period	$16.12	$15.51	$16.18	$16.15	$14.47	$13.28
End of period	$18.07	$16.12	$15.51	$16.18	$16.15	$14.47
Accumulation units outstanding at the end of period	—	—	—	—	—	3,675

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	$16.20	$15.87	$16.53	$16.55	$15.30	$14.08
End of period	$17.55	$16.20	$15.87	$16.53	$16.55	$15.30
Accumulation units outstanding at the end of period	—	—	—	—	—	174

JNL Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Mid Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$34.48	$33.26	$35.59	$35.32	$27.62	$24.75
End of period	$43.00	$34.48	$33.26	$35.59	$35.32	$27.62
Accumulation units outstanding at the end of period	—	—	—	—	—	1,493

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	$18.89	$15.57	$17.53	$17.86	$13.56	$11.76
End of period	$20.56	$18.89	$15.57	$17.53	$17.86	$13.56
Accumulation units outstanding at the end of period	—	—	—	—	—	529

JNL/American Funds Balanced Division
Accumulation unit value:
Beginning of period	$12.82	$12.36	$12.81	$13.00	$11.47	$10.35
End of period	$14.66	$12.82	$12.36	$12.81	$13.00	$11.47
Accumulation units outstanding at the end of period	—	—	—	—	—	2,393

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	$17.75	$15.30	$16.15	$14.33	$11.04	$9.93
End of period	$20.29	$17.75	$15.30	$16.15	$14.33	$11.04
Accumulation units outstanding at the end of period	—	—	—	—	—	5,144

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	$12.28	$12.31	$12.57	$12.59	$10.04	$8.69
End of period	$15.11	$12.28	$12.31	$12.57	$12.59	$10.04
Accumulation units outstanding at the end of period	—	—	—	—	—	1,082

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	$17.18	$15.78	$15.93	$14.75	$11.32	$9.88
End of period	$20.52	$17.18	$15.78	$15.93	$14.75	$11.32
Accumulation units outstanding at the end of period	—	—	—	—	—	1,412

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/American Funds International Division
Accumulation unit value:
Beginning of period	$11.00	$10.89	$11.67	$12.28	$10.34	$8.99
End of period	$14.20	$11.00	$10.89	$11.67	$12.28	$10.34
Accumulation units outstanding at the end of period	—	—	—	—	—	1,067

JNL/American Funds Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Large Cap Relaxed Constraint Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	$11.51	$11.29	$11.67	$11.69	$10.44	$9.72
End of period	$12.84	$11.51	$11.29	$11.67	$11.69	$10.44
Accumulation units outstanding at the end of period	—	—	—	—	—	659

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	$8.28	$6.68	$8.93	$10.62	$9.90	$10.02
End of period	$7.88	$8.28	$6.68	$8.93	$10.62	$9.90
Accumulation units outstanding at the end of period	—	—	—	—	—	2,072

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/ClearBridge Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Crescent High Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Core Fixed Income Division
Accumulation unit value:
Beginning of period	$17.95	$17.82	$18.11	$17.77	$18.51	$17.47
End of period	$18.54	$17.95	$17.82	$18.11	$17.77	$18.51
Accumulation units outstanding at the end of period	—	—	—	—	—	1,269

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/DoubleLine Shiller Enhanced CAPE Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FAMCO Flex Core Covered Call Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FPA + Doubleline Flexible Allocation Division
Accumulation unit value:
Beginning of period	$11.99	$11.80	$13.25	$14.08	$11.62	$10.11
End of period	$13.05	$11.99	$11.80	$13.25	$14.08	$11.62
Accumulation units outstanding at the end of period	—	—	—	—	—	1,716

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	$11.76	$10.57	$11.50	$11.42	$9.40	$8.27
End of period	$12.88	$11.76	$10.57	$11.50	$11.42	$9.40
Accumulation units outstanding at the end of period	—	—	—	—	—	1,475

JNL/Franklin Templeton Global Division
Accumulation unit value:
Beginning of period	$10.36	$9.56	$10.42	$10.89	$8.52	$7.12
End of period	$11.94	$10.36	$9.56	$10.42	$10.89	$8.52
Accumulation units outstanding at the end of period	—	—	—	—	—	5,004

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$13.60	$12.16	$13.39	$13.24	$11.84	$10.76
End of period	$14.66	$13.60	$12.16	$13.39	$13.24	$11.84
Accumulation units outstanding at the end of period	—	—	—	—	—	1,749

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	$9.36	$9.66	$9.50	$10.70	$8.24	$6.61
End of period	$12.14	$9.36	$9.66	$9.50	$10.70	$8.24
Accumulation units outstanding at the end of period	—	—	—	—	—	208

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	$12.35	$10.89	$11.66	$11.08	$8.81	$7.91
End of period	$13.09	$12.35	$10.89	$11.66	$11.08	$8.81
Accumulation units outstanding at the end of period	—	—	—	—	—	7,736

JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$22.70	$22.68	$23.05	$22.31	$23.00	$21.77
End of period	$22.92	$22.70	$22.68	$23.05	$22.31	$23.00
Accumulation units outstanding at the end of period	—	—	—	—	—	9

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Harris Oakmark Global Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Diversified Dividend Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$15.47	$15.41	$15.87	$14.08	$13.97	$11.11
End of period	$16.71	$15.47	$15.41	$15.87	$14.08	$13.97
Accumulation units outstanding at the end of period	—	—	—	—	—	3,022

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$25.05	$22.91	$23.80	$22.49	$16.42	$14.24
End of period	$30.68	$25.05	$22.91	$23.80	$22.49	$16.42
Accumulation units outstanding at the end of period	—	—	—	—	—	322

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Bond Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Mellon Capital Consumer Discretionary Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Consumer Staples Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Dow Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Energy Sector Division
Accumulation unit value:
Beginning of period	$31.21	$25.03	$33.27	$37.86	$30.82	$30.13
End of period	$29.70	$31.21	$25.03	$33.27	$37.86	$30.82
Accumulation units outstanding at the end of period	—	—	—	—	—	89

JNL/Mellon Capital European 30 Division
Accumulation unit value:
Beginning of period	$12.89	$13.39	$13.93	$14.71	$11.49	$10.79
End of period	$15.63	$12.89	$13.39	$13.93	$14.71	$11.49
Accumulation units outstanding at the end of period	—	—	—	—	—	145

JNL/Mellon Capital Financial Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Healthcare Sector Division
Accumulation unit value:
Beginning of period	$23.22	$24.62	$23.57	$19.22	$13.91	$11.97
End of period	$27.91	$23.22	$24.62	$23.57	$19.22	$13.91
Accumulation units outstanding at the end of period	—	—	—	—	—	6,807

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Mellon Capital Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Industrials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Information Technology Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital International Index Division
Accumulation unit value:
Beginning of period	$15.34	$15.52	$16.01	$17.39	$14.61	$12.63
End of period	$18.80	$15.34	$15.52	$16.01	$17.39	$14.61
Accumulation units outstanding at the end of period	—	—	—	—	—	187

JNL/Mellon Capital JNL 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Materials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital MSCI KLD 400 Social Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital MSCI World Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Mellon Capital Nasdaq 100 Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Real Estate Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 1500 Growth Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 1500 Value Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$27.73	$23.55	$24.69	$23.06	$17.69	$15.39
End of period	$31.45	$27.73	$23.55	$24.69	$23.06	$17.69
Accumulation units outstanding at the end of period	—	—	—	—	—	246

JNL/Mellon Capital S&P 500 Index Division
Accumulation unit value:
Beginning of period	$18.03	$16.51	$16.70	$15.07	$11.67	$10.32
End of period	$21.41	$18.03	$16.51	$16.70	$15.07	$11.67
Accumulation units outstanding at the end of period	—	—	—	—	—	3,096

JNL/Mellon Capital S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Mellon Capital Small Cap Index Division
Accumulation unit value:
Beginning of period	$24.69	$20.01	$21.39	$20.85	$15.36	$13.53
End of period	$27.31	$24.69	$20.01	$21.39	$20.85	$15.36
Accumulation units outstanding at the end of period	—	—	—	—	—	286

JNL/Mellon Capital Telecommunications Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MFS Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Credit Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$12.81	$12.42	$13.08	$12.92	$14.50	$13.65
End of period	$12.95	$12.81	$12.42	$13.08	$12.92	$14.50
Accumulation units outstanding at the end of period	—	—	—	—	—	647

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	$10.88	$10.14	$10.48	$10.67	$10.43	$9.87
End of period	$10.98	$10.88	$10.14	$10.48	$10.67	$10.43
Accumulation units outstanding at the end of period	—	—	—	—	—	177

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$18.57	$16.19	$17.74	$18.07	$17.04	$14.89
End of period	$19.57	$18.57	$16.19	$17.74	$18.07	$17.04
Accumulation units outstanding at the end of period	—	—	—	—	—	646

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	$19.72	$17.08	$17.31	$15.53	$12.11	$10.96
End of period	$21.64	$19.72	$17.08	$17.31	$15.53	$12.11
Accumulation units outstanding at the end of period	—	—	—	—	—	3,863

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$19.15	$18.43	$18.85	$18.04	$14.63	$12.89
End of period	$23.14	$19.15	$18.43	$18.85	$18.04	$14.63
Accumulation units outstanding at the end of period	—	—	—	—	—	9,410

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$17.84	$17.24	$17.72	$17.30	$15.23	$13.66
End of period	$20.29	$17.84	$17.24	$17.72	$17.30	$15.23
Accumulation units outstanding at the end of period	—	—	—	—	—	175

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Capital Appreciation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/The Boston Company Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Capital Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Vanguard Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Global Bond Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard International Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Small Company Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Vanguard US Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$37.89	$34.88	$35.92	$33.35	$28.51	$26.42
End of period	$41.79	$37.89	$34.88	$35.92	$33.35	$28.51
Accumulation units outstanding at the end of period	—	—	—	—	—	1,124

JNL/WMC Government Money Market Division
Accumulation unit value:
Beginning of period	$10.47	$10.68	$10.89	$11.11	$11.34	$11.56
End of period	$10.27	$10.47	$10.68	$10.89	$11.11	$11.34
Accumulation units outstanding at the end of period	—	—	—	—	—	18

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 2.035%

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL Aggressive Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Conservative Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Mid Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Large Cap Relaxed Constraint Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	$11.48	$11.27	$11.65	$11.68	$10.43	N/A
End of period	$12.80	$11.48	$11.27	$11.65	$11.68	N/A
Accumulation units outstanding at the end of period	—	—	19,240	—	22,019	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	$8.25	$6.65	$8.90	$10.59	$9.87	N/A
End of period	$7.85	$8.25	$6.65	$8.90	$10.59	N/A
Accumulation units outstanding at the end of period	—	—	6,675	—	7,698	N/A

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/ClearBridge Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Crescent High Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Core Fixed Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/DoubleLine Shiller Enhanced CAPE Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FAMCO Flex Core Covered Call Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FPA + Doubleline Flexible Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Harris Oakmark Global Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Diversified Dividend Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Bond Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Mellon Capital Consumer Discretionary Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Consumer Staples Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Dow Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Energy Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Financial Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Healthcare Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Mellon Capital Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Industrials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Information Technology Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital International Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital JNL 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Materials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital MSCI KLD 400 Social Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital MSCI World Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Mellon Capital Nasdaq 100 Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Real Estate Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 1500 Growth Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 1500 Value Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 500 Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Mellon Capital Small Cap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Telecommunications Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MFS Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Credit Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	$18.54	$17.98	$21.29	$18.41	$12.53	N/A
End of period	$21.61	$18.54	$17.98	$21.29	$18.41	N/A
Accumulation units outstanding at the end of period	—	—	1,746	—	2,014	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$14.30	$13.82	$14.27	$14.00	$12.94	N/A
End of period	$15.58	$14.30	$13.82	$14.27	$14.00	N/A
Accumulation units outstanding at the end of period	—	—	31,323	—	36,500	N/A

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	$17.84	$16.17	$17.88	$15.75	$10.59	N/A
End of period	$19.41	$17.84	$16.17	$17.88	$15.75	N/A
Accumulation units outstanding at the end of period	—	—	4,153	—	4,789	N/A

JNL/T. Rowe Price Capital Appreciation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$9.63	$9.68	$9.85	$10.01	$10.21	N/A
End of period	$9.54	$9.63	$9.68	$9.85	$10.01	N/A
Accumulation units outstanding at the end of period	—	—	7,293	—	8,048	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/The Boston Company Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Capital Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Vanguard Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Global Bond Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard International Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Small Company Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Vanguard US Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Government Money Market Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 2.082%

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL Aggressive Growth Allocation Division
Accumulation unit value:
Beginning of period	$11.32	$10.69	$11.21	$10.90	$8.97	$8.00
End of period	$13.45	$11.32	$10.69	$11.21	$10.90	$8.97
Accumulation units outstanding at the end of period	104,043	100,144	86,805	89,001	89,490	49,926

JNL Conservative Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Growth Allocation Division
Accumulation unit value:
Beginning of period	$12.10	$11.49	$11.97	$11.63	$9.68	$8.66
End of period	$14.06	$12.10	$11.49	$11.97	$11.63	$9.68
Accumulation units outstanding at the end of period	107,275	110,399	103,035	105,193	157,276	152,879

JNL Institutional Alt 25 Division
Accumulation unit value:
Beginning of period	$16.01	$15.42	$16.10	$16.08	$14.42	$13.25
End of period	$17.93	$16.01	$15.42	$16.10	$16.08	$14.42
Accumulation units outstanding at the end of period	435,726	313,478	327,602	328,579	290,355	291,061

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	$16.09	$15.78	$16.45	$16.49	$15.25	$14.05
End of period	$17.41	$16.09	$15.78	$16.45	$16.49	$15.25
Accumulation units outstanding at the end of period	166,789	159,355	168,701	175,589	207,974	209,873

JNL Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	$12.48	$11.88	$12.35	$11.97	$10.44	$9.41
End of period	$14.00	$12.48	$11.88	$12.35	$11.97	$10.44
Accumulation units outstanding at the end of period	153,545	157,857	160,611	171,617	129,609	297,052

JNL Multi-Manager Mid Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$33.90	$32.73	$35.06	$34.82	$27.25	$24.45
End of period	$42.25	$33.90	$32.73	$35.06	$34.82	$27.25
Accumulation units outstanding at the end of period	16,680	18,363	22,146	27,722	26,889	24,348

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	$18.70	$15.42	$17.39	$17.73	$13.47	$11.69
End of period	$20.34	$18.70	$15.42	$17.39	$17.73	$13.47
Accumulation units outstanding at the end of period	16,165	18,603	20,016	20,624	21,171	24,247

JNL/American Funds Balanced Division
Accumulation unit value:
Beginning of period	$12.63	$12.20	$12.64	$12.84	$11.35	$10.25
End of period	$14.44	$12.63	$12.20	$12.64	$12.84	$11.35
Accumulation units outstanding at the end of period	30,917	30,510	30,959	36,461	82,715	62,865

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	$17.65	$15.23	$16.08	$14.28	$11.01	$9.91
End of period	$20.16	$17.65	$15.23	$16.08	$14.28	$11.01
Accumulation units outstanding at the end of period	141,913	178,047	189,207	197,272	211,831	206,099

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	$9.66	$9.64	$10.27	$10.37	$10.91	$10.53
End of period	$10.08	$9.66	$9.64	$10.27	$10.37	$10.91
Accumulation units outstanding at the end of period	61,426	57,100	56,360	58,719	63,553	82,658

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	$12.21	$12.25	$12.51	$12.55	$10.02	$8.68
End of period	$15.01	$12.21	$12.25	$12.51	$12.55	$10.02
Accumulation units outstanding at the end of period	16,816	22,149	25,210	24,694	24,017	23,528

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	$12.85	$12.21	$12.42	$12.19	$10.30	N/A
End of period	$15.18	$12.85	$12.21	$12.42	$12.19	N/A
Accumulation units outstanding at the end of period	29,377	27,290	52,055	50,583	53,108	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	$17.08	$15.70	$15.87	$14.70	$11.29	$9.86
End of period	$20.39	$17.08	$15.70	$15.87	$14.70	$11.29
Accumulation units outstanding at the end of period	210,117	224,000	219,359	184,026	192,879	171,614

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/American Funds International Division
Accumulation unit value:
Beginning of period	$10.94	$10.83	$11.62	$12.24	$10.32	$8.97
End of period	$14.10	$10.94	$10.83	$11.62	$12.24	$10.32
Accumulation units outstanding at the end of period	55,821	48,248	39,574	37,845	39,627	40,047

JNL/American Funds Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	$12.18	$11.58	$11.85	$11.60	$10.28	N/A
End of period	$13.80	$12.18	$11.58	$11.85	$11.60	N/A
Accumulation units outstanding at the end of period	58,462	59,925	27,304	29,396	21,663	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	$10.24	$9.97	$10.55	$11.74	$10.81	$9.40
End of period	$12.93	$10.24	$9.97	$10.55	$11.74	$10.81
Accumulation units outstanding at the end of period	51,013	42,111	43,502	43,399	44,768	45,441

JNL/AQR Large Cap Relaxed Constraint Equity Division
Accumulation unit value:
Beginning of period	$12.93	$12.23	$12.71	$11.39	$8.66	$7.40
End of period	$15.57	$12.93	$12.23	$12.71	$11.39	$8.66
Accumulation units outstanding at the end of period	11,907	12,739	15,676	16,083	14,644	15,735

JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	$11.44	$11.24	$11.63	$11.66	$10.42	$9.70
End of period	$12.76	$11.44	$11.24	$11.63	$11.66	$10.42
Accumulation units outstanding at the end of period	1,046,936	1,152,710	1,296,452	1,446,913	1,508,821	1,529,312

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	$8.21	$6.62	$8.87	$10.56	$9.85	$9.97
End of period	$7.81	$8.21	$6.62	$8.87	$10.56	$9.85
Accumulation units outstanding at the end of period	82,238	80,899	74,818	78,114	82,332	93,816

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$36.99	$37.59	$36.13	$33.88	$24.89	$22.98
End of period	$48.40	$36.99	$37.59	$36.13	$33.88	$24.89
Accumulation units outstanding at the end of period	28,364	31,717	10,965	7,210	7,251	7,139

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	$13.45	$12.19	$15.29	$14.54	$12.03	$10.35
End of period	$14.48	$13.45	$12.19	$15.29	$14.54	$12.03
Accumulation units outstanding at the end of period	19,722	10,016	31,826	35,458	32,777	20,758

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	$11.34	$11.58	$12.25	$13.99	$11.76	$10.25
End of period	$14.27	$11.34	$11.58	$12.25	$13.99	$11.76
Accumulation units outstanding at the end of period	8,855	9,159	10,481	12,125	10,216	4,808

JNL/ClearBridge Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Crescent High Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$25.20	$22.56	$23.53	$21.88	$16.53	$14.84
End of period	$29.67	$25.20	$22.56	$23.53	$21.88	$16.53
Accumulation units outstanding at the end of period	44,482	46,102	47,721	49,173	52,022	48,708

JNL/DoubleLine Core Fixed Income Division
Accumulation unit value:
Beginning of period	$17.65	$17.55	$17.84	$17.52	$18.27	$17.26
End of period	$18.22	$17.65	$17.55	$17.84	$17.52	$18.27
Accumulation units outstanding at the end of period	135,812	152,931	144,767	153,291	176,751	215,669

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/DoubleLine Shiller Enhanced CAPE Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	$10.32	$10.32	N/A	N/A	N/A	N/A
End of period	$10.52	$10.32	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	27,568	38,517	N/A	N/A	N/A	N/A

JNL/FAMCO Flex Core Covered Call Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FPA + Doubleline Flexible Allocation Division
Accumulation unit value:
Beginning of period	$11.91	$11.73	$13.19	$14.03	$11.59	$10.09
End of period	$12.96	$11.91	$11.73	$13.19	$14.03	$11.59
Accumulation units outstanding at the end of period	179,982	189,197	281,142	313,490	352,762	432,333

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	$11.66	$10.49	$11.42	$11.36	$9.35	$8.24
End of period	$12.76	$11.66	$10.49	$11.42	$11.36	$9.35
Accumulation units outstanding at the end of period	67,063	68,998	66,378	81,550	81,972	65,456

JNL/Franklin Templeton Global Division
Accumulation unit value:
Beginning of period	$10.27	$9.48	$10.35	$10.82	$8.48	$7.09
End of period	$11.83	$10.27	$9.48	$10.35	$10.82	$8.48
Accumulation units outstanding at the end of period	68,590	70,885	85,418	87,882	88,254	74,056

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	$10.95	$10.77	$11.47	$11.76	$11.60	N/A
End of period	$11.11	$10.95	$10.77	$11.47	$11.76	N/A
Accumulation units outstanding at the end of period	69,120	50,983	60,927	74,708	64,674	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$13.48	$12.06	$13.29	$13.15	$11.77	$10.71
End of period	$14.51	$13.48	$12.06	$13.29	$13.15	$11.77
Accumulation units outstanding at the end of period	62,912	64,375	72,183	94,355	93,749	92,900

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	$9.29	$9.60	$9.44	$10.64	$8.20	$6.58
End of period	$12.03	$9.29	$9.60	$9.44	$10.64	$8.20
Accumulation units outstanding at the end of period	27,989	24,354	25,867	27,679	27,574	29,332

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	$12.25	$10.81	$11.58	$11.02	$8.77	$7.88
End of period	$12.97	$12.25	$10.81	$11.58	$11.02	$8.77
Accumulation units outstanding at the end of period	17,741	22,241	23,894	24,668	25,308	36,841

JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$22.27	$22.27	$22.65	$21.94	$22.64	$21.46
End of period	$22.47	$22.27	$22.27	$22.65	$21.94	$22.64
Accumulation units outstanding at the end of period	44,792	42,729	46,074	42,766	35,549	32,354

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	$11.15	$10.44	$12.16	$13.06	$14.47	$12.31
End of period	$12.57	$11.15	$10.44	$12.16	$13.06	$14.47
Accumulation units outstanding at the end of period	5,465	5,627	5,762	6,860	6,780	7,686

JNL/Harris Oakmark Global Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco China-India Division
Accumulation unit value:
Beginning of period	$6.63	$7.01	$7.54	$6.91	$7.22	$5.97
End of period	$9.89	$6.63	$7.01	$7.54	$6.91	$7.22
Accumulation units outstanding at the end of period	31,209	47,139	18,129	18,711	15,957	17,537

JNL/Invesco Diversified Dividend Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$15.31	$15.26	$15.74	$13.97	$13.88	$11.05
End of period	$16.53	$15.31	$15.26	$15.74	$13.97	$13.88
Accumulation units outstanding at the end of period	32,496	32,582	34,671	35,860	37,501	39,882

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$16.56	$17.11	$17.83	$18.17	$15.59	$13.75
End of period	$19.98	$16.56	$17.11	$17.83	$18.17	$15.59
Accumulation units outstanding at the end of period	22,233	23,404	23,429	27,109	30,613	27,221

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	$24.89	$22.03	$24.74	$23.12	$18.03	$17.09
End of period	$26.75	$24.89	$22.03	$24.74	$23.12	$18.03
Accumulation units outstanding at the end of period	7,424	12,324	18,823	19,816	15,633	16,735

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$24.71	$22.63	$23.53	$22.24	$16.26	$14.11
End of period	$30.25	$24.71	$22.63	$23.53	$22.24	$16.26
Accumulation units outstanding at the end of period	8,846	7,331	17,849	11,675	11,153	9,896

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$35.11	$35.67	$35.35	$32.46	$23.34	$20.50
End of period	$44.50	$35.11	$35.67	$35.35	$32.46	$23.34
Accumulation units outstanding at the end of period	8,483	9,099	8,809	8,548	9,586	7,797

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$17.88	$17.99	$18.29	$17.71	$18.75	$18.47
End of period	$17.95	$17.88	$17.99	$18.29	$17.71	$18.75
Accumulation units outstanding at the end of period	16,732	24,461	23,079	31,263	19,884	45,276

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$11.08	$9.49	$11.91	$12.84	$13.25	$11.07
End of period	$13.96	$11.08	$9.49	$11.91	$12.84	$13.25
Accumulation units outstanding at the end of period	10,528	12,240	14,819	15,118	15,424	18,207

JNL/Mellon Capital 10 x 10 Division
Accumulation unit value:
Beginning of period	$12.89	$11.75	$12.27	$11.58	$9.26	$8.15
End of period	$14.68	$12.89	$11.75	$12.27	$11.58	$9.26
Accumulation units outstanding at the end of period	101,776	109,417	115,657	121,954	129,315	135,710

JNL/Mellon Capital Bond Index Division
Accumulation unit value:
Beginning of period	$12.85	$12.87	$13.16	$12.72	$13.35	$13.16
End of period	$12.96	$12.85	$12.87	$13.16	$12.72	$13.35
Accumulation units outstanding at the end of period	19,753	17,250	14,930	17,338	18,091	23,907

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Mellon Capital Consumer Discretionary Sector Division
Accumulation unit value:
Beginning of period	$21.69	$20.86	$20.11	$18.53	$13.41	$11.09
End of period	$25.94	$21.69	$20.86	$20.11	$18.53	$13.41
Accumulation units outstanding at the end of period	15,061	7,834	18,599	2,124	2,194	1,857

JNL/Mellon Capital Consumer Staples Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Dow Index Division
Accumulation unit value:
Beginning of period	$15.05	$13.27	$13.63	$12.68	$9.92	$9.10
End of period	$18.82	$15.05	$13.27	$13.63	$12.68	$9.92
Accumulation units outstanding at the end of period	59,185	62,831	77,254	80,304	80,666	27,677

JNL/Mellon Capital Emerging Markets Index Division
Accumulation unit value:
Beginning of period	$8.22	$7.63	$9.19	$9.74	$10.38	$9.02
End of period	$10.96	$8.22	$7.63	$9.19	$9.74	$10.38
Accumulation units outstanding at the end of period	85,140	77,272	66,648	67,889	58,378	54,734

JNL/Mellon Capital Energy Sector Division
Accumulation unit value:
Beginning of period	$30.73	$24.66	$32.82	$37.38	$30.45	$29.79
End of period	$29.22	$30.73	$24.66	$32.82	$37.38	$30.45
Accumulation units outstanding at the end of period	26,972	24,613	34,402	41,444	37,196	18,035

JNL/Mellon Capital European 30 Division
Accumulation unit value:
Beginning of period	$12.80	$13.31	$13.86	$14.65	$11.45	$10.76
End of period	$15.51	$12.80	$13.31	$13.86	$14.65	$11.45
Accumulation units outstanding at the end of period	14,953	7,041	8,357	17,828	22,874	971

JNL/Mellon Capital Financial Sector Division
Accumulation unit value:
Beginning of period	$12.82	$10.54	$10.89	$9.83	$7.53	$6.10
End of period	$14.98	$12.82	$10.54	$10.89	$9.83	$7.53
Accumulation units outstanding at the end of period	40,823	15,276	53,149	77,059	67,042	4,042

JNL/Mellon Capital Healthcare Sector Division
Accumulation unit value:
Beginning of period	$22.86	$24.27	$23.25	$18.97	$13.75	$11.84
End of period	$27.46	$22.86	$24.27	$23.25	$18.97	$13.75
Accumulation units outstanding at the end of period	30,997	28,055	62,167	22,481	19,437	14,142

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Mellon Capital Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Industrials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Information Technology Sector Division
Accumulation unit value:
Beginning of period	$11.46	$10.33	$10.10	$8.55	$6.92	$6.35
End of period	$15.30	$11.46	$10.33	$10.10	$8.55	$6.92
Accumulation units outstanding at the end of period	88,005	100,878	188,756	189,997	155,326	81,880

JNL/Mellon Capital International Index Division
Accumulation unit value:
Beginning of period	$15.13	$15.33	$15.82	$17.20	$14.46	$12.51
End of period	$18.53	$15.13	$15.33	$15.82	$17.20	$14.46
Accumulation units outstanding at the end of period	20,899	21,751	11,452	12,086	12,027	8,479

JNL/Mellon Capital JNL 5 Division
Accumulation unit value:
Beginning of period	$17.43	N/A	N/A	N/A	N/A	N/A
End of period	$19.96	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,878	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Materials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital MSCI KLD 400 Social Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital MSCI World Index Division
Accumulation unit value:
Beginning of period	$16.35	$15.61	$17.37	$16.00	$14.42	N/A
End of period	$19.42	$16.35	$15.61	$17.37	$16.00	N/A
Accumulation units outstanding at the end of period	1,718	1,743	2,676	4,929	4,968	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Mellon Capital Nasdaq 100 Index Division
Accumulation unit value:
Beginning of period	$21.35	$20.19	$20.33	$17.52	$12.68	$10.82
End of period	$27.62	$21.35	$20.19	$20.33	$17.52	$12.68
Accumulation units outstanding at the end of period	34,119	22,944	23,956	25,277	22,592	19,012

JNL/Mellon Capital Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	$16.67	$15.53	$15.10	$14.94	$13.54	$12.34
End of period	$20.12	$16.67	$15.53	$15.10	$14.94	$13.54
Accumulation units outstanding at the end of period	5,478	2,763	2,806	2,845	2,882	2,918

JNL/Mellon Capital Real Estate Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 1500 Growth Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 1500 Value Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$27.37	$23.27	$24.41	$22.82	$17.52	$15.26
End of period	$31.01	$27.37	$23.27	$24.41	$22.82	$17.52
Accumulation units outstanding at the end of period	33,440	33,713	25,080	25,155	23,651	16,729

JNL/Mellon Capital S&P 500 Index Division
Accumulation unit value:
Beginning of period	$17.79	$16.31	$16.51	$14.91	$11.56	$10.23
End of period	$21.11	$17.79	$16.31	$16.51	$14.91	$11.56
Accumulation units outstanding at the end of period	87,299	75,440	72,185	122,497	71,048	76,841

JNL/Mellon Capital S&P SMid 60 Division
Accumulation unit value:
Beginning of period	$18.88	$14.34	$15.43	$15.22	$11.35	$10.18
End of period	$18.09	$18.88	$14.34	$15.43	$15.22	$11.35
Accumulation units outstanding at the end of period	5,643	8,108	4,279	4,322	3,664	2,961

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Mellon Capital Small Cap Index Division
Accumulation unit value:
Beginning of period	$24.37	$19.77	$21.15	$20.63	$15.22	$13.41
End of period	$26.93	$24.37	$19.77	$21.15	$20.63	$15.22
Accumulation units outstanding at the end of period	24,126	26,904	26,779	26,503	28,662	19,296

JNL/Mellon Capital Telecommunications Sector Division
Accumulation unit value:
Beginning of period	$8.61	$7.12	$7.07	$6.84	$5.77	$4.90
End of period	$8.73	$8.61	$7.12	$7.07	$6.84	$5.77
Accumulation units outstanding at the end of period	2,588	2,617	3,636	3,749	3,806	3,349

JNL/MFS Mid Cap Value Division
Accumulation unit value:
Beginning of period	$19.20	$17.26	$19.35	$17.46	$13.43	$11.62
End of period	$21.25	$19.20	$17.26	$19.35	$17.46	$13.43
Accumulation units outstanding at the end of period	21,818	27,175	29,418	32,384	32,289	28,012

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	$10.48	$10.11	$10.45	$10.17	$10.39	N/A
End of period	$10.96	$10.48	$10.11	$10.45	$10.17	N/A
Accumulation units outstanding at the end of period	26,959	40,477	34,298	27,190	21,667	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$17.14	$17.48	$17.19	$17.23	$13.93	$11.80
End of period	$22.85	$17.14	$17.48	$17.19	$17.23	$13.93
Accumulation units outstanding at the end of period	27,145	23,767	21,097	21,907	17,756	25,864

JNL/PIMCO Credit Income Division
Accumulation unit value:
Beginning of period	$10.73	N/A	N/A	N/A	N/A	N/A
End of period	$11.25	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,920	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$12.70	$12.33	$12.99	$12.84	$14.43	$13.59
End of period	$12.82	$12.70	$12.33	$12.99	$12.84	$14.43
Accumulation units outstanding at the end of period	97,896	135,137	128,011	130,925	145,995	188,735

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	$10.82	$10.10	$10.44	$10.64	$10.42	$9.86
End of period	$10.91	$10.82	$10.10	$10.44	$10.64	$10.42
Accumulation units outstanding at the end of period	102,207	89,755	82,521	86,645	80,590	39,673

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$18.26	$15.93	$17.47	$17.81	$16.81	$14.70
End of period	$19.22	$18.26	$15.93	$17.47	$17.81	$16.81
Accumulation units outstanding at the end of period	51,270	46,829	56,246	62,015	70,622	58,179

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	$17.85	$14.31	$15.89	$14.69	$10.63	$9.32
End of period	$19.65	$17.85	$14.31	$15.89	$14.69	$10.63
Accumulation units outstanding at the end of period	235	337	283	573	1,579	2,137

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	$18.16	$14.20	$15.02	$14.49	$10.77	$9.19
End of period	$20.84	$18.16	$14.20	$15.02	$14.49	$10.77
Accumulation units outstanding at the end of period	167	747	172	737	737	178

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	$15.41	N/A	N/A	N/A	N/A	N/A
End of period	$15.73	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	15,269	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	$27.85	$23.38	$26.15	$23.73	$17.28	$15.25
End of period	$31.36	$27.85	$23.38	$26.15	$23.73	$17.28
Accumulation units outstanding at the end of period	1,992	1,976	2,005	2,187	2,032	1,798

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	$19.21	$17.79	$19.12	$17.07	$12.13	$10.66
End of period	$21.71	$19.21	$17.79	$19.12	$17.07	$12.13
Accumulation units outstanding at the end of period	85,914	87,295	91,483	71,329	59,416	19,378

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	$20.43	$19.74	$19.92	$18.48	$13.20	$11.56
End of period	$23.95	$20.43	$19.74	$19.92	$18.48	$13.20
Accumulation units outstanding at the end of period	17,739	18,812	22,950	23,507	15,643	13,321

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	$19.56	$16.96	$17.20	$15.45	$12.06	$10.92
End of period	$21.45	$19.56	$16.96	$17.20	$15.45	$12.06
Accumulation units outstanding at the end of period	189,697	188,829	158,123	168,623	179,049	126,485

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	$18.47	$17.91	$21.22	$18.36	$12.50	$11.19
End of period	$21.51	$18.47	$17.91	$21.22	$18.36	$12.50
Accumulation units outstanding at the end of period	18,769	29,146	59,122	37,158	18,834	10,029

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$18.84	$18.15	$18.57	$17.79	$14.44	$12.73
End of period	$22.74	$18.84	$18.15	$18.57	$17.79	$14.44
Accumulation units outstanding at the end of period	261,287	291,831	319,405	341,496	390,914	300,254

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$12.69	$12.34	$12.79	$12.67	$12.38	$11.62
End of period	$13.28	$12.69	$12.34	$12.79	$12.67	$12.38
Accumulation units outstanding at the end of period	200,225	218,668	225,809	248,523	145,098	243,500

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$18.82	$18.14	$18.56	$17.94	$14.94	$13.23
End of period	$22.31	$18.82	$18.14	$18.56	$17.94	$14.94
Accumulation units outstanding at the end of period	230,759	277,610	288,874	275,162	298,191	373,301

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$14.22	$13.75	$14.20	$13.94	$12.89	$11.87
End of period	$15.48	$14.22	$13.75	$14.20	$13.94	$12.89
Accumulation units outstanding at the end of period	182,957	181,855	239,242	263,852	314,225	485,032

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$17.55	$16.97	$17.46	$17.06	$15.04	$13.50
End of period	$19.94	$17.55	$16.97	$17.46	$17.06	$15.04
Accumulation units outstanding at the end of period	391,181	393,472	416,350	456,092	489,094	625,716

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	$17.77	$16.11	$17.82	$15.70	$10.57	$8.86
End of period	$19.32	$17.77	$16.11	$17.82	$15.70	$10.57
Accumulation units outstanding at the end of period	44,474	44,214	53,964	59,016	55,864	17,716

JNL/T. Rowe Price Capital Appreciation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$47.55	$47.86	$44.15	$41.46	$30.53	$26.23
End of period	$62.23	$47.55	$47.86	$44.15	$41.46	$30.53
Accumulation units outstanding at the end of period	29,910	31,470	30,117	30,519	28,420	25,232

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$75.66	$72.82	$69.83	$63.20	$47.27	$42.49
End of period	$92.23	$75.66	$72.82	$69.83	$63.20	$47.27
Accumulation units outstanding at the end of period	14,485	14,403	14,425	14,289	15,409	16,412

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$9.58	$9.64	$9.81	$9.98	$10.18	$10.14
End of period	$9.49	$9.58	$9.64	$9.81	$9.98	$10.18
Accumulation units outstanding at the end of period	77,681	89,192	103,917	92,675	111,765	51,086

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$23.93	$22.04	$22.93	$20.67	$15.39	$13.17
End of period	$27.82	$23.93	$22.04	$22.93	$20.67	$15.39
Accumulation units outstanding at the end of period	27,022	25,462	21,399	26,167	17,587	12,144

JNL/The Boston Company Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Capital Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Vanguard Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Global Bond Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard International Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Small Company Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Vanguard US Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$37.18	$34.26	$35.31	$32.81	$28.08	$26.04
End of period	$40.97	$37.18	$34.26	$35.31	$32.81	$28.08
Accumulation units outstanding at the end of period	97,759	169,382	76,309	74,432	74,461	77,084

JNL/WMC Government Money Market Division
Accumulation unit value:
Beginning of period	$10.27	$10.48	$10.70	$10.93	$11.16	$11.39
End of period	$10.07	$10.27	$10.48	$10.70	$10.93	$11.16
Accumulation units outstanding at the end of period	158,444	119,083	67,630	101,993	184,010	38,879

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$30.54	$27.49	$28.97	$26.57	$20.70	$18.17
End of period	$34.46	$30.54	$27.49	$28.97	$26.57	$20.70
Accumulation units outstanding at the end of period	9,772	9,994	10,289	10,533	10,522	10,776

Accumulation Unit Values
Contract with Endorsements - 2.132%

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL Aggressive Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Conservative Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Mid Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Large Cap Relaxed Constraint Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/ClearBridge Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Crescent High Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Core Fixed Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/DoubleLine Shiller Enhanced CAPE Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FAMCO Flex Core Covered Call Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FPA + Doubleline Flexible Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Harris Oakmark Global Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Diversified Dividend Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Bond Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Mellon Capital Consumer Discretionary Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Consumer Staples Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Dow Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Energy Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Financial Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Healthcare Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Mellon Capital Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Industrials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Information Technology Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital International Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital JNL 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Materials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital MSCI KLD 400 Social Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital MSCI World Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Mellon Capital Nasdaq 100 Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Real Estate Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 1500 Growth Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 1500 Value Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 500 Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Mellon Capital Small Cap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Telecommunications Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MFS Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Credit Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Capital Appreciation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/The Boston Company Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Capital Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Vanguard Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Global Bond Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard International Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Small Company Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Vanguard US Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Government Money Market Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 2.185%

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL Aggressive Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Conservative Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Mid Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Large Cap Relaxed Constraint Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	$11.37	$11.18	N/A	N/A	N/A	N/A
End of period	$12.67	$11.37	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	16,260	17,885	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	$8.12	$6.56	N/A	N/A	N/A	N/A
End of period	$7.72	$8.12	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	5,769	6,249	N/A	N/A	N/A	N/A

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/ClearBridge Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Crescent High Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Core Fixed Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/DoubleLine Shiller Enhanced CAPE Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FAMCO Flex Core Covered Call Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FPA + Doubleline Flexible Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Harris Oakmark Global Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Diversified Dividend Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Bond Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Mellon Capital Consumer Discretionary Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Consumer Staples Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Dow Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Energy Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Financial Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Healthcare Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Mellon Capital Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Industrials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Information Technology Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital International Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital JNL 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Materials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital MSCI KLD 400 Social Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital MSCI World Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Mellon Capital Nasdaq 100 Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Real Estate Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 1500 Growth Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 1500 Value Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 500 Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Mellon Capital Small Cap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Telecommunications Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MFS Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Credit Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	$19.38	$16.82	N/A	N/A	N/A	N/A
End of period	$21.23	$19.38	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	6,378	6,908	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	$18.30	$17.76	N/A	N/A	N/A	N/A
End of period	$21.29	$18.30	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,507	1,633	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$14.04	$13.59	N/A	N/A	N/A	N/A
End of period	$15.27	$14.04	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	26,922	29,246	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	$17.60	$15.97	N/A	N/A	N/A	N/A
End of period	$19.12	$17.60	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,584	3,883	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Capital Appreciation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$9.47	$9.55	N/A	N/A	N/A	N/A
End of period	$9.38	$9.47	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	7,032	7,131	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/The Boston Company Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Capital Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Vanguard Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Global Bond Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard International Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Small Company Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Vanguard US Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Government Money Market Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 2.232%

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL Aggressive Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Conservative Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Mid Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	$10.14	$9.88	$10.48	$11.68	$10.77	N/A
End of period	$12.78	$10.14	$9.88	$10.48	$11.68	N/A
Accumulation units outstanding at the end of period	—	—	87,066	78,621	70,806	N/A

JNL/AQR Large Cap Relaxed Constraint Equity Division
Accumulation unit value:
Beginning of period	$12.74	$12.07	$12.55	$11.27	$8.59	N/A
End of period	$15.32	$12.74	$12.07	$12.55	$11.27	N/A
Accumulation units outstanding at the end of period	—	—	75,403	79,323	80,418	N/A

JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/ClearBridge Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Crescent High Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Core Fixed Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/DoubleLine Shiller Enhanced CAPE Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FAMCO Flex Core Covered Call Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FPA + Doubleline Flexible Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Division
Accumulation unit value:
Beginning of period	$10.12	$9.36	$10.22	$10.71	$8.40	N/A
End of period	$11.63	$10.12	$9.36	$10.22	$10.71	N/A
Accumulation units outstanding at the end of period	—	—	90,511	82,549	85,145	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Harris Oakmark Global Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Diversified Dividend Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Bond Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Mellon Capital Consumer Discretionary Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Consumer Staples Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Dow Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Energy Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Financial Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Healthcare Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Mellon Capital Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Industrials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Information Technology Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital International Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital JNL 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Materials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital MSCI KLD 400 Social Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital MSCI World Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Mellon Capital Nasdaq 100 Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Real Estate Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 1500 Growth Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 1500 Value Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 500 Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Mellon Capital Small Cap Index Division
Accumulation unit value:
Beginning of period	$23.83	$19.36	$20.74	$20.26	$14.97	N/A
End of period	$26.29	$23.83	$19.36	$20.74	$20.26	N/A
Accumulation units outstanding at the end of period	—	—	41,101	41,649	42,905	N/A

JNL/Mellon Capital Telecommunications Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MFS Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Credit Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Capital Appreciation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$46.03	$46.40	$42.86	$40.32	$29.73	N/A
End of period	$60.15	$46.03	$46.40	$42.86	$40.32	N/A
Accumulation units outstanding at the end of period	—	—	20,872	22,678	23,775	N/A

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$73.24	$70.60	$67.81	$61.45	$46.04	N/A
End of period	$89.15	$73.24	$70.60	$67.81	$61.45	N/A
Accumulation units outstanding at the end of period	—	—	12,346	13,522	13,962	N/A

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/The Boston Company Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Capital Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Vanguard Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Global Bond Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard International Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Small Company Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Vanguard US Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Government Money Market Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 2.245%

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL Aggressive Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Conservative Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Mid Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	$17.46	$15.09	$15.96	$14.20	$10.96	$9.88
End of period	$19.91	$17.46	$15.09	$15.96	$14.20	$10.96
Accumulation units outstanding at the end of period	8,954	10,205	9,236	9,375	9,508	9,652

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	$12.08	$12.14	$12.42	$12.48	$9.98	$8.65
End of period	$14.83	$12.08	$12.14	$12.42	$12.48	$9.98
Accumulation units outstanding at the end of period	2,547	2,956	2,628	2,667	2,705	2,746

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	$12.09	$11.52	N/A	N/A	N/A	N/A
End of period	$13.67	$12.09	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	6,711	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Large Cap Relaxed Constraint Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	$11.33	$11.14	$11.55	$11.60	$10.38	$9.69
End of period	$12.61	$11.33	$11.14	$11.55	$11.60	$10.38
Accumulation units outstanding at the end of period	22,296	22,469	22,648	22,812	22,973	23,131

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	$8.08	$6.53	N/A	N/A	N/A	N/A
End of period	$7.67	$8.08	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	391	N/A	N/A	N/A	N/A

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$35.71	$36.35	N/A	N/A	N/A	N/A
End of period	$46.65	$35.71	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	163	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/ClearBridge Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Crescent High Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Core Fixed Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/DoubleLine Shiller Enhanced CAPE Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FAMCO Flex Core Covered Call Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FPA + Doubleline Flexible Allocation Division
Accumulation unit value:
Beginning of period	$11.77	$11.61	N/A	N/A	N/A	N/A
End of period	$12.79	$11.77	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	1,287	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	$11.47	$10.34	$11.27	$11.23	$9.26	$8.17
End of period	$12.53	$11.47	$10.34	$11.27	$11.23	$9.26
Accumulation units outstanding at the end of period	2,769	2,810	2,856	2,899	2,940	2,984

JNL/Franklin Templeton Global Division
Accumulation unit value:
Beginning of period	$10.11	$9.34	N/A	N/A	N/A	N/A
End of period	$11.62	$10.11	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	749	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	$9.15	$9.47	$9.33	$10.53	$8.14	$6.54
End of period	$11.84	$9.15	$9.47	$9.33	$10.53	$8.14
Accumulation units outstanding at the end of period	3,456	3,508	3,565	3,618	3,670	3,725

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$21.50	$21.54	N/A	N/A	N/A	N/A
End of period	$21.66	$21.50	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	258	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Harris Oakmark Global Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Diversified Dividend Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$15.03	$15	N/A	N/A	N/A	N/A
End of period	$16.19	$15.03	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	323	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$15.99	$16.55	$17.27	$17.62	$15.15	$13.38
End of period	$19.26	$15.99	$16.55	$17.27	$17.62	$15.15
Accumulation units outstanding at the end of period	1,681	1,706	1,734	1,760	1,785	1,812

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$33.90	$34.49	$34.24	$31.49	$22.68	$19.95
End of period	$42.90	$33.90	$34.49	$34.24	$31.49	$22.68
Accumulation units outstanding at the end of period	1,068	1,084	1,102	1,118	1,134	1,151

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Bond Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Mellon Capital Consumer Discretionary Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Consumer Staples Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Dow Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Energy Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Financial Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Healthcare Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Mellon Capital Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Industrials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Information Technology Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital International Index Division
Accumulation unit value:
Beginning of period	$14.77	$14.98	N/A	N/A	N/A	N/A
End of period	$18.06	$14.77	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	1,028	N/A	N/A	N/A	N/A

JNL/Mellon Capital JNL 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Materials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital MSCI KLD 400 Social Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital MSCI World Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Mellon Capital Nasdaq 100 Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Real Estate Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 1500 Growth Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 1500 Value Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$26.72	$22.74	N/A	N/A	N/A	N/A
End of period	$30.22	$26.72	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	378	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 500 Index Division
Accumulation unit value:
Beginning of period	$17.36	$15.94	N/A	N/A	N/A	N/A
End of period	$20.57	$17.36	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	1,164	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Mellon Capital Small Cap Index Division
Accumulation unit value:
Beginning of period	$23.78	$19.32	N/A	N/A	N/A	N/A
End of period	$26.24	$23.78	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	425	N/A	N/A	N/A	N/A

JNL/Mellon Capital Telecommunications Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MFS Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Credit Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	$20.14	$19.48	N/A	N/A	N/A	N/A
End of period	$23.56	$20.14	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	740	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$17.03	$16.49	$16.99	$16.63	$14.68	$13.20
End of period	$19.31	$17.03	$16.49	$16.99	$16.63	$14.68
Accumulation units outstanding at the end of period	1,703	1,728	1,756	1,783	1,808	1,835

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Capital Appreciation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$23.29	$21.49	N/A	N/A	N/A	N/A
End of period	$27.03	$23.29	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	650	N/A	N/A	N/A	N/A

JNL/The Boston Company Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Capital Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Vanguard Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Global Bond Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard International Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Small Company Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Vanguard US Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Government Money Market Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 2.382%

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL Aggressive Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Conservative Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Mid Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$31.90	$30.89	$33.19	$33.06	$25.95	$23.35
End of period	$39.64	$31.90	$30.89	$33.19	$33.06	$25.95
Accumulation units outstanding at the end of period	447	692	686	737	1,008	760

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	$16.74	$15.43	$15.65	$14.54	$11.20	$9.81
End of period	$19.92	$16.74	$15.43	$15.65	$14.54	$11.20
Accumulation units outstanding at the end of period	4,888	3,543	3,657	3,791	3,975	4,105

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Large Cap Relaxed Constraint Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	$11.23	$11.07	$11.49	$11.55	$10.35	N/A
End of period	$12.49	$11.23	$11.07	$11.49	$11.55	N/A
Accumulation units outstanding at the end of period	2,289	2,324	2,362	2,400	2,435	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	$7.97	$6.45	$8.66	$10.34	$9.67	$9.83
End of period	$7.55	$7.97	$6.45	$8.66	$10.34	$9.67
Accumulation units outstanding at the end of period	—	5,650	5,769	4,524	405	3,906

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/ClearBridge Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Crescent High Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Core Fixed Income Division
Accumulation unit value:
Beginning of period	$16.68	$16.63	$16.96	$16.71	$17.47	$16.56
End of period	$17.17	$16.68	$16.63	$16.96	$16.71	$17.47
Accumulation units outstanding at the end of period	—	—	—	—	10,834	7,518

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/DoubleLine Shiller Enhanced CAPE Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FAMCO Flex Core Covered Call Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FPA + Doubleline Flexible Allocation Division
Accumulation unit value:
Beginning of period	$11.66	$11.52	$12.98	$13.85	$11.47	$10.02
End of period	$12.64	$11.66	$11.52	$12.98	$13.85	$11.47
Accumulation units outstanding at the end of period	1,385	1,898	1,821	1,760	2,479	1,771

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Harris Oakmark Global Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Diversified Dividend Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$14.79	$14.78	$15.29	$13.61	$13.56	$10.83
End of period	$15.91	$14.79	$14.78	$15.29	$13.61	$13.56
Accumulation units outstanding at the end of period	1,120	1,435	1,422	1,598	1,593	1,518

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Bond Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Mellon Capital Consumer Discretionary Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Consumer Staples Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Dow Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Energy Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Financial Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Healthcare Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Mellon Capital Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Industrials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Information Technology Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital International Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital JNL 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Materials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital MSCI KLD 400 Social Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital MSCI World Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Mellon Capital Nasdaq 100 Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Real Estate Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 1500 Growth Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 1500 Value Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P 500 Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Mellon Capital Small Cap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Telecommunications Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MFS Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Credit Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	$19.04	$16.56	$16.84	$15.17	$11.88	$10.78
End of period	$20.81	$19.04	$16.56	$16.84	$15.17	$11.88
Accumulation units outstanding at the end of period	2,520	924	1,043	1,131	1,964	1,276

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$13.70	$13.29	$13.77	$13.56	$12.58	N/A
End of period	$14.88	$13.70	$13.29	$13.77	$13.56	N/A
Accumulation units outstanding at the end of period	—	—	10,525	11,362	12,564	N/A

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Capital Appreciation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$70.90	$68.44	$65.84	$59.76	$44.83	$40.42
End of period	$86.18	$70.90	$68.44	$65.84	$59.76	$44.83
Accumulation units outstanding at the end of period	226	337	347	409	609	483

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/The Boston Company Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Capital Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Vanguard Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Global Bond Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard International Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Vanguard Small Company Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
JNL/Vanguard US Stock Market Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Government Money Market Division
Accumulation unit value:
Beginning of period	$9.62	$9.85	$10.09	$10.33	$10.58	$10.84
End of period	$9.41	$9.62	$9.85	$10.09	$10.33	$10.58
Accumulation units outstanding at the end of period	—	—	400	432	—	5,012

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

APPENDIX A

Jackson National Separate Account I

Financial Statements

December 31, 2017

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2017

						JNL Aggressive Growth Allocation Fund - Class A	JNL Aggressive Growth Allocation Fund - Class I
Assets
Investments, at fair value^						$1,436,563,611	$265,764
Receivables:
Investments in Fund shares sold						1,221,244	3
Investment Division units sold						1,292,090	—
Total assets						1,439,076,945	265,767

Liabilities
Payables:
Investments in Fund shares purchased						1,292,090	—
Investment Division units redeemed						1,169,714	—
Insurance fees due to Jackson						51,530	3
Total liabilities						2,513,334	3
Net assets						$1,436,563,611	$265,764

^Investments in Funds, shares outstanding						110,589,962	20,443
^Investments in Funds, at cost						$1,208,973,663	$259,867

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JG - Equity 100 Fund(a)	JG - Fixed Income 100 Fund(a)	JG - Growth Fund(a)	JG - Maximum Growth Fund(a)	JG - Moderate Growth Fund(a)	JNL Aggressive Growth Allocation Fund - Class A	JNL Aggressive Growth Allocation Fund - Class I(b)
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	604,756	496,875	2,037,982	1,711,301	6,167,169	14,652,818	133
Total expenses	604,756	496,875	2,037,982	1,711,301	6,167,169	14,652,818	133
Net investment income (loss)	(604,756)	(496,875)	(2,037,982)	(1,711,301)	(6,167,169)	(14,652,818)	(133)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	11,789,623	2,920,660	38,757,399	35,229,831	95,594,659	22,644,671	2
Net change in unrealized appreciation
(depreciation) on investments	544,179	(307,647)	(7,368,767)	(4,361,095)	(15,521,985)	178,976,269	5,897
Net realized and unrealized gain (loss)	12,333,802	2,613,013	31,388,632	30,868,736	80,072,674	201,620,940	5,899

Net change in net assets
from operations	$11,729,046	$2,116,138	$29,350,650	$29,157,435	$73,905,505	$186,968,122	$5,766

(a)	The period is from January 1, 2017 through September 25, 2017, the date the Fund was acquired. See Note 1. in the Notes to Financial Statements.
(b)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.
1

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2017

		JNL Conservative Allocation Fund - Class A	JNL Conservative Allocation Fund - Class I	JNL Growth Allocation Fund - Class A	JNL Growth Allocation Fund - Class I	JNL Institutional Alt 100 Fund - Class A	JNL Institutional Alt 25 Fund - Class A
Assets
Investments, at fair value^		$237,628,764	$6,162	$2,347,217,085	$621,060	$315,315,898	$3,152,198,744
Receivables:
Investments in Fund shares sold		230,443	—	1,149,768	8	60,508	1,017,435
Investment Division units sold		230,479	—	642,732	—	347	122,564
Total assets		238,089,686	6,162	2,349,009,585	621,068	315,376,753	3,153,338,743

Liabilities
Payables:
Investments in Fund shares purchased		230,479	—	642,732	—	347	122,564
Investment Division units redeemed		223,360	—	1,063,900	—	51,614	896,676
Insurance fees due to Jackson		7,083	—	85,868	8	8,894	120,759
Total liabilities		460,922	—	1,792,500	8	60,855	1,139,999
Net assets		$237,628,764	$6,162	$2,347,217,085	$621,060	$315,315,898	$3,152,198,744

^Investments in Funds, shares outstanding		20,053,060	520	173,098,605	45,733	29,607,127	184,663,078
^Investments in Funds, at cost		$225,316,726	$6,112	$1,938,739,950	$611,291	$313,635,760	$2,902,631,910

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JNL Alt 65 Fund - Class A(a)	JNL Conservative Allocation Fund - Class A	JNL Conservative Allocation Fund - Class I(b)	JNL Growth Allocation Fund - Class A	JNL Growth Allocation Fund - Class I(b)	JNL Institutional Alt 100 Fund - Class A	JNL Institutional Alt 25 Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	5,057,379	1,788,416	4	27,081,339	200	3,452,185	26,357,408
Total expenses	5,057,379	1,788,416	4	27,081,339	200	3,452,185	26,357,408
Net investment income (loss)	(5,057,379)	(1,788,416)	(4)	(27,081,339)	(200)	(3,452,185)	(26,357,408)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	6,326,676	1,729,838	—	42,930,700	2	(2,129,718))	20,769,036
Net change in unrealized appreciation
(depreciation) on investments	25,416,744	10,332,726	50	289,176,208	9,769	18,548,077	231,074,250
Net realized and unrealized gain (loss)	31,743,420	12,062,564	50	332,106,908	9,771	16,418,359	251,843,286

Net change in net assets
from operations	$26,686,041	$10,274,148	$46	$305,025,569	$9,571	$12,966,174	$225,485,878

(a)	The period is from January 1, 2017 through September 25, 2017, the date the Fund was acquired. See Note 1. in the Notes to Financial Statements.
(b)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.
2

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2017

	JNL Institutional Alt 25 Fund - Class I		JNL Institutional Alt 50 Fund - Class A	JNL Institutional Alt 50 Fund - Class I	JNL Interest Rate Opportunities Fund - Class A	JNL Moderate Allocation Fund - Class A	JNL Moderate Allocation Fund - Class I
Assets
Investments, at fair value^	$113,483		$2,775,883,113	$114,866	$37,212,288	$444,046,351	$551,181
Receivables:
Investments in Fund shares sold	1		1,406,626	1	1,066	546,862	7
Investment Division units sold	49		290,971	97	—	628,530	—
Total assets	113,533		2,777,580,710	114,964	37,213,354	445,221,743	551,188

Liabilities
Payables:
Investments in Fund shares purchased	49		290,971	97	—	628,530	—
Investment Division units redeemed	—		1,299,488	—	4	533,906	—
Insurance fees due to Jackson	1		107,138	1	1,062	12,956	7
Total liabilities	50		1,697,597	98	1,066	1,175,392	7
Net assets	$113,483		$2,775,883,113	$114,866	$37,212,288	$444,046,351	$551,181

^Investments in Funds, shares outstanding	6,644		162,142,705	6,698	3,713,801	33,742,124	41,851
^Investments in Funds, at cost	$112,347		$2,566,281,286	$114,402	$36,424,952	$399,274,145	$549,665

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JNL Institutional Alt 25 Fund - Class I(a)	JNL Institutional Alt 35 Fund - Class A(b)	JNL Institutional Alt 50 Fund - Class A	JNL Institutional Alt 50 Fund - Class I(a)	JNL Interest Rate Opportunities Fund - Class A	JNL Moderate Allocation Fund - Class A	JNL Moderate Allocation Fund - Class I(a)
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	24	18,057,212	35,694,932	17	391,360	4,416,285	94
Total expenses	24	18,057,212	35,694,932	17	391,360	4,416,285	94
Net investment income (loss)	(24)	(18,057,212)	(35,694,932)	(17)	(391,360)	(4,416,285)	(94)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	—	146,884,342	23,069,038	—	45,256	4,701,736	—
Net change in unrealized appreciation
(depreciation) on investments	1,136	1,251,436	229,749,574	464	1,484,048	37,128,840	1,516
Net realized and unrealized gain (loss)	1,136	148,135,778	252,818,612	464	1,529,304	41,830,576	1,516

Net change in net assets
from operations	$1,112	$130,078,566	$217,123,680	$447	$1,137,944	$37,414,291	$1,422

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.
(b)	The period is from January 1, 2017 through September 25, 2017, the date the Fund was acquired. See Note 1. in the Notes to Financial Statements.

See notes to the financial statements.
3

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2017

	JNL Moderate Growth Allocation Fund - Class A	JNL Moderate Growth Allocation Fund - Class I	JNL Multi-Manager Alternative Fund - Class A	JNL Multi-Manager Mid Cap Fund - Class A	JNL Multi-Manager Mid Cap Fund - Class I	JNL Multi-Manager Small Cap Growth Fund - Class A	JNL Multi-Manager Small Cap Growth Fund - Class I
Assets
Investments, at fair value^	$2,326,032,530	$—	$11,887,423	$56,172,868	$35,141	$1,194,495,065	$67,255
Receivables:
Investments in Fund shares sold	1,111,114	—	330	39,983	—	683,695	1
Investment Division units sold	580,378	—	26,958	144,162	—	399,955	—
Total assets	2,327,724,022	—	11,914,711	56,357,013	35,141	1,195,578,715	67,256

Liabilities
Payables:
Investments in Fund shares purchased	580,378	—	26,958	144,162	—	399,955	—
Investment Division units redeemed	1,030,274	—	3	37,977	—	637,692	—
Insurance fees due to Jackson	80,840	—	327	2,006	—	46,003	1
Total liabilities	1,691,492	—	27,288	184,145	—	1,083,650	1
Net assets	$2,326,032,530	$—	$11,887,423	$56,172,868	$35,141	$1,194,495,065	$67,255

^Investments in Funds, shares outstanding	169,659,557	—	1,166,577	4,552,096	2,843	46,155,142	2,484
^Investments in Funds, at cost	$2,050,454,452	$—	$11,387,229	$51,727,016	$34,453	$1,082,309,735	$66,724

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JNL Moderate Growth Allocation Fund - Class A	JNL Moderate Growth Allocation Fund - Class I(a)	JNL Multi-Manager Alternative Fund - Class A	JNL Multi-Manager Mid Cap Fund - Class A	JNL Multi-Manager Mid Cap Fund - Class I(a)	JNL Multi-Manager Small Cap Growth Fund - Class A	JNL Multi-Manager Small Cap Growth Fund - Class I(a)
Investment Income
Dividends	$—	$—	$56,768	$37,480	$—	$—	$—
Expenses
Asset-based charges	22,070,271	—	102,489	416,143	11	14,887,659	28
Total expenses	22,070,271	—	102,489	416,143	11	14,887,659	28
Net investment income (loss)	(22,070,271)	—	(45,721)	(378,663)	(11)	(14,887,659)	(28)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	106,395	—	—	—
Investments	27,196,669	—	88,509	430,668	—	(2,487,650)	459
Net change in unrealized appreciation
(depreciation) on investments	188,918,605	—	488,128	4,306,990	688	253,860,846	531
Net realized and unrealized gain (loss)	216,115,274	—	576,637	4,844,053	688	251,373,196	990

Net change in net assets
from operations	$194,045,003	$—	$530,916	$4,465,390	$677	$236,485,537	$962

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.
4

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2017

	JNL Multi-Manager Small Cap Value Fund - Class A	JNL Multi-Manager Small Cap Value Fund - Class I	JNL Real Assets Fund - Class A	JNL S&P 500 Index Fund - Class I	JNL Tactical ETF Growth Fund - Class A	JNL Tactical ETF Growth Fund - Class I	JNL Tactical ETF Moderate Fund - Class A
Assets
Investments, at fair value^	$642,867,419	$54,985	$11,660,728	$728,021	$199,077,200	$26,793	$121,842,642
Receivables:
Investments in Fund shares sold	725,219	1	44,092	9	6,285	—	21,809
Investment Division units sold	334,004	—	12,352	—	218,106	—	12,503
Total assets	643,926,642	54,986	11,717,172	728,030	199,301,591	26,793	121,876,954

Liabilities
Payables:
Investments in Fund shares purchased	334,004	—	12,352	—	218,106	—	12,503
Investment Division units redeemed	701,124	—	43,765	—	696	—	18,319
Insurance fees due to Jackson	24,095	1	327	9	5,589	—	3,490
Total liabilities	1,059,223	1	56,444	9	224,391	—	34,312
Net assets	$642,867,419	$54,985	$11,660,728	$728,021	$199,077,200	$26,793	$121,842,642

^Investments in Funds, shares outstanding	41,935,252	3,582	1,185,033	67,786	13,844,033	1,861	9,913,966
^Investments in Funds, at cost	$585,518,544	$53,912	$11,359,987	$720,205	$170,417,043	$26,698	$111,501,312

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JNL Multi-Manager Small Cap Value Fund - Class A	JNL Multi-Manager Small Cap Value Fund - Class I(a)	JNL Real Assets Fund - Class A	JNL S&P 500 Index Fund - Class I(a)	JNL Tactical ETF Growth Fund - Class A	JNL Tactical ETF Growth Fund - Class I(a)	JNL Tactical ETF Moderate Fund - Class A
Investment Income
Dividends	$3,651,748	$—	$—	$—	$2,342,834	$—	$1,644,818
Expenses
Asset-based charges	8,561,266	21	123,728	190	1,859,478	2	1,161,741
Total expenses	8,561,266	21	123,728	190	1,859,478	2	1,161,741
Net investment income (loss)	(4,909,518)	(21)	(123,728)	(190)	483,356	(2)	483,077

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	28,037,074	—	—	—	—	—	—
Investments	10,325,062	319	(45,916)	157	2,211,110	—	1,171,562
Net change in unrealized appreciation
(depreciation) on investments	22,878,199	1,073	779,321	7,816	27,437,246	95	9,116,418
Net realized and unrealized gain (loss)	61,240,335	1,392	733,405	7,973	29,648,356	95	10,287,980

Net change in net assets
from operations	$56,330,817	$1,371	$609,677	$7,783	$30,131,712	$93	$10,771,057

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.
5

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2017

	JNL Tactical ETF Moderate Fund - Class I	JNL Tactical ETF Moderate Growth Fund - Class A	JNL Tactical ETF Moderate Growth Fund - Class I	JNL/AB Dynamic Asset Allocation Fund - Class A	JNL/American Funds Balanced Fund - Class A	JNL/American Funds Balanced Fund - Class I	JNL/American Funds Blue Chip Income and Growth Fund - Class A
Assets
Investments, at fair value^	$—	$263,017,062	$77,273	$34,215,203	$723,462,731	$430,616	$3,200,699,086
Receivables:
Investments in Fund shares sold	—	21,385	1	4,926	391,928	5	1,454,292
Investment Division units sold	—	158,956	—	—	1,356,673	146	2,005,669
Total assets	—	263,197,403	77,274	34,220,129	725,211,332	430,767	3,204,159,047

Liabilities
Payables:
Investments in Fund shares purchased	—	158,956	—	—	1,356,673	146	2,005,669
Investment Division units redeemed	—	13,891	—	3,973	364,372	—	1,332,003
Insurance fees due to Jackson	—	7,494	1	953	27,556	5	122,289
Total liabilities	—	180,341	1	4,926	1,748,601	151	3,459,961
Net assets	$—	$263,017,062	$77,273	$34,215,203	$723,462,731	$430,616	$3,200,699,086

^Investments in Funds, shares outstanding	—	19,367,972	5,686	2,939,450	62,583,281	36,126	144,697,065
^Investments in Funds, at cost	$—	$230,617,316	$77,262	$30,378,071	$665,640,752	$427,866	$2,341,027,592

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JNL Tactical ETF Moderate Fund - Class I(a)	JNL Tactical ETF Moderate Growth Fund - Class A	JNL Tactical ETF Moderate Growth Fund - Class I(a)	JNL/AB Dynamic Asset Allocation Fund - Class A	JNL/American Funds Balanced Fund - Class A	JNL/American Funds Balanced Fund - Class I(a)	JNL/American Funds Blue Chip Income and Growth Fund - Class A
Investment Income
Dividends	$—	$3,529,141	$—	$724,457	$6,249,167	$—	$—
Expenses
Asset-based charges	—	2,533,331	3	332,847	7,433,821	91	41,550,917
Total expenses	—	2,533,331	3	332,847	7,433,821	91	41,550,917
Net investment income (loss)	—	995,810	(3)	391,610	(1,184,654)	(91)	(41,550,917)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	9,096,128	—	—
Investments	—	2,978,217	—	523,136	5,166,984	1	123,015,296
Net change in unrealized appreciation
(depreciation) on investments	—	28,981,406	11	3,576,373	58,241,054	2,750	335,274,777
Net realized and unrealized gain (loss)	—	31,959,623	11	4,099,509	72,504,166	2,751	458,290,073

Net change in net assets
from operations	$—	$32,955,433	$8	$4,491,119	$71,319,512	$2,660	$416,739,156

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.
6

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2017

	JNL/American Funds Blue Chip Income and Growth Fund - Class I	JNL/American Funds Global Bond Fund - Class A	JNL/American Funds Global Bond Fund - Class I	JNL/American Funds Global Growth Fund - Class A	JNL/American Funds Global Growth Fund - Class I	JNL/American Funds Global Small Capitalization Fund - Class A	JNL/American Funds Global Small Capitalization Fund - Class I
Assets
Investments, at fair value^	$145,997	$492,409,123	$155,356	$157,759,959	$256,869	$643,348,670	$225,153
Receivables:
Investments in Fund shares sold	1	199,636	2	169,472	3	279,572	3
Investment Division units sold	69,733	233,613	10,000	423,183	—	364,033	—
Total assets	215,731	492,842,372	165,358	158,352,614	256,872	643,992,275	225,156

Liabilities
Payables:
Investments in Fund shares purchased	69,733	233,613	10,000	423,183	—	364,033	—
Investment Division units redeemed	—	180,522	—	165,055	—	255,194	—
Insurance fees due to Jackson	1	19,114	2	4,417	3	24,378	3
Total liabilities	69,734	433,249	10,002	592,655	3	643,605	3
Net assets	$145,997	$492,409,123	$155,356	$157,759,959	$256,869	$643,348,670	$225,153

^Investments in Funds, shares outstanding	6,529	45,762,930	14,319	10,812,883	17,582	44,957,978	15,549
^Investments in Funds, at cost	$143,740	$488,767,673	$154,377	$135,897,409	$254,668	$597,100,548	$223,503

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JNL/American Funds Blue Chip Income and Growth Fund - Class I(a)	JNL/American Funds Global Bond Fund - Class A	JNL/American Funds Global Bond Fund - Class I(a)	JNL/American Funds Global Growth Fund - Class A	JNL/American Funds Global Growth Fund - Class I(a)	JNL/American Funds Global Small Capitalization Fund - Class A	JNL/American Funds Global Small Capitalization Fund - Class I(a)
Investment Income
Dividends	$—	$1,554,319	$—	$847,598	$—	$1,042,582	$—
Expenses
Asset-based charges	23	6,682,782	59	1,265,291	53	7,760,935	100
Total expenses	23	6,682,782	59	1,265,291	53	7,760,935	100
Net investment income (loss)	(23)	(5,128,463)	(59)	(417,693)	(53)	(6,718,353)	(100)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	6,547,059	—	84,392,947	—
Investments	1	(1,408,231)	—	2,975,079	—	8,394,397	—
Net change in unrealized appreciation
(depreciation) on investments	2,257	28,849,753	979	20,918,776	2,201	31,206,090	1,650
Net realized and unrealized gain (loss)	2,258	27,441,522	979	30,440,914	2,201	123,993,434	1,650

Net change in net assets
from operations	$2,235	$22,313,059	$920	$30,023,221	$2,148	$117,275,081	$1,550

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.
7

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2017

	JNL/American Funds Growth Allocation Fund - Class A	JNL/American Funds Growth Allocation Fund - Class I	JNL/American Funds Growth Fund - Class A	JNL/American Funds Growth Fund - Class I	JNL/American Funds Growth-Income Fund - Class A	JNL/American Funds Growth-Income Fund - Class I	JNL/American Funds International Fund - Class A
Assets
Investments, at fair value^	$1,994,589,272	$267,469	$346,118,006	$473,429	$5,536,129,366	$988,545	$1,920,571,149
Receivables:
Investments in Fund shares sold	309,672	3	269,711	5	2,918,779	12	999,845
Investment Division units sold	1,682,977	—	488,353	34,844	3,517,879	—	1,178,703
Total assets	1,996,581,921	267,472	346,876,070	508,278	5,542,566,024	988,557	1,922,749,697

Liabilities
Payables:
Investments in Fund shares purchased	1,682,977	—	488,353	34,844	3,517,879	—	1,178,703
Investment Division units redeemed	234,769	—	260,022	—	2,715,974	—	928,598
Insurance fees due to Jackson	74,903	3	9,689	5	202,805	12	71,247
Total liabilities	1,992,649	3	758,064	34,849	6,436,658	12	2,178,548
Net assets	$1,994,589,272	$267,469	$346,118,006	$473,429	$5,536,129,366	$988,545	$1,920,571,149

^Investments in Funds, shares outstanding	122,142,638	16,359	16,121,006	22,020	249,038,658	43,994	128,724,608
^Investments in Funds, at cost	$1,641,939,330	$265,363	$263,084,694	$470,383	$4,153,447,829	$958,974	$1,650,817,750

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JNL/American Funds Growth Allocation Fund - Class A	JNL/American Funds Growth Allocation Fund - Class I(a)	JNL/American Funds Growth Fund - Class A	JNL/American Funds Growth Fund - Class I(a)	JNL/American Funds Growth-Income Fund - Class A	JNL/American Funds Growth-Income Fund - Class I(a)	JNL/American Funds International Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$10,586,690
Expenses
Asset-based charges	22,670,865	65	2,959,418	76	63,187,475	610	20,191,770
Total expenses	22,670,865	65	2,959,418	76	63,187,475	610	20,191,770
Net investment income (loss)	(22,670,865)	(65)	(2,959,418)	(76)	(63,187,475)	(610)	(9,605,080)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	82,014,205
Investments	30,169,669	—	8,484,492	1	128,684,903	13	25,043,039
Net change in unrealized appreciation
(depreciation) on investments	269,997,412	2,106	59,925,663	3,046	793,295,103	29,571	264,990,737
Net realized and unrealized gain (loss)	300,167,081	2,106	68,410,155	3,047	921,980,006	29,584	372,047,981

Net change in net assets
from operations	$277,496,216	$2,041	$65,450,737	$2,971	$858,792,531	$28,974	$362,442,901

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.
8

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2017

	JNL/American Funds International Fund - Class I	JNL/American Funds Moderate Growth Allocation Fund - Class A	JNL/American Funds Moderate Growth Allocation Fund - Class I	JNL/American Funds New World Fund - Class A	JNL/American Funds New World Fund - Class I	JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class A	JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class I
Assets
Investments, at fair value^	$194,608	$2,097,974,711	$567,506	$1,342,594,960	$218,077	$370,896,641	$5,535
Receivables:
Investments in Fund shares sold	2	928,256	7	980,323	2	126,192	—
Investment Division units sold	—	698,011	—	1,098,539	35,064	126,742	—
Total assets	194,610	2,099,600,978	567,513	1,344,673,822	253,143	371,149,575	5,535

Liabilities
Payables:
Investments in Fund shares purchased	—	698,011	—	1,098,539	35,064	126,742	—
Investment Division units redeemed	—	848,493	—	928,797	—	112,055	—
Insurance fees due to Jackson	2	79,763	7	51,526	2	14,137	—
Total liabilities	2	1,626,267	7	2,078,862	35,066	252,934	—
Net assets	$194,608	$2,097,974,711	$567,506	$1,342,594,960	$218,077	$370,896,641	$5,535

^Investments in Funds, shares outstanding	12,914	140,898,234	38,062	102,020,894	16,421	29,089,933	428
^Investments in Funds, at cost	$191,774	$1,767,975,877	$565,946	$1,146,614,160	$215,664	$322,696,855	$5,398

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JNL/American Funds International Fund - Class I(a)	JNL/American Funds Moderate Growth Allocation Fund - Class A	JNL/American Funds Moderate Growth Allocation Fund - Class I(a)	JNL/American Funds New World Fund - Class A	JNL/American Funds New World Fund - Class I(a)	JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class A	JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class I(a)
Investment Income
Dividends	$—	$—	$—	$3,539,000	$—	$2,098,330	$—
Expenses
Asset-based charges	84	26,432,825	54	15,460,921	42	4,805,270	2
Total expenses	84	26,432,825	54	15,460,921	42	4,805,270	2
Net investment income (loss)	(84)	(26,432,825)	(54)	(11,921,921)	(42)	(2,706,940)	(2)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	640	35,177,577	—	12,874,085	—	4,217,093	—
Net change in unrealized appreciation
(depreciation) on investments	2,834	235,905,059	1,560	252,773,717	2,413	64,783,008	137
Net realized and unrealized gain (loss)	3,474	271,082,636	1,560	265,647,802	2,413	69,000,101	137

Net change in net assets
from operations	$3,390	$244,649,811	$1,506	$253,725,881	$2,371	$66,293,161	$135

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.
9

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2017

	JNL/AQR Managed Futures Strategy Fund - Class A	JNL/AQR Risk Parity Fund - Class A	JNL/BlackRock Global Allocation Fund - Class A	JNL/BlackRock Global Allocation Fund - Class I	JNL/BlackRock Global Long Short Credit Fund - Class A	JNL/BlackRock Global Natural Resources Fund - Class A	JNL/BlackRock Large Cap Select Growth Fund - Class A
Assets
Investments, at fair value^	$145,476,902	$30,663,596	$3,844,119,127	$247,911	$48,751,551	$813,980,359	$1,884,010,835
Receivables:
Investments in Fund shares sold	168,326	16,439	2,158,239	3	19,244	455,120	1,357,023
Investment Division units sold	22,548	27,697	2,161,141	—	1,177	205,427	1,821,769
Total assets	145,667,776	30,707,732	3,848,438,507	247,914	48,771,972	814,640,906	1,887,189,627

Liabilities
Payables:
Investments in Fund shares purchased	22,548	27,697	2,161,141	—	1,177	205,427	1,821,769
Investment Division units redeemed	164,091	15,572	2,015,739	—	17,864	424,235	1,284,730
Insurance fees due to Jackson	4,235	867	142,500	3	1,380	30,885	72,293
Total liabilities	190,874	44,136	4,319,380	3	20,421	660,547	3,178,792
Net assets	$145,476,902	$30,663,596	$3,844,119,127	$247,911	$48,751,551	$813,980,359	$1,884,010,835

^Investments in Funds, shares outstanding	17,380,753	2,295,179	304,605,319	19,490	5,046,744	92,814,180	51,673,364
^Investments in Funds, at cost	$171,956,696	$40,063,157	$3,526,991,824	$245,664	$50,530,931	$856,834,212	$1,449,713,846

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JNL/AQR Managed Futures Strategy Fund - Class A	JNL/AQR Risk Parity Fund - Class A	JNL/BlackRock Global Allocation Fund - Class A	JNL/BlackRock Global Allocation Fund - Class I(a)	JNL/BlackRock Global Long Short Credit Fund - Class A	JNL/BlackRock Global Natural Resources Fund - Class A	JNL/BlackRock Large Cap Select Growth Fund - Class A
Investment Income
Dividends	$—	$1,012,549	$58,211,967	$—	$738,608	$7,337,247	$—
Expenses
Asset-based charges	1,688,413	326,981	50,190,466	74	536,678	11,156,333	23,501,951
Total expenses	1,688,413	326,981	50,190,466	74	536,678	11,156,333	23,501,951
Net investment income (loss)	(1,688,413)	685,568	8,021,501	(74)	201,930	(3,819,086)	(23,501,951)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	1,190,209	—	—	—	—	28,156,211
Investments	(12,556,152)	(4,490,184)	24,818,073	1	(613,716)	(28,473,562)	66,089,720
Net change in unrealized appreciation
(depreciation) on investments	10,004,649	5,834,300	392,996,270	2,247	1,529,962	(11,216,046)	377,612,995
Net realized and unrealized gain (loss)	(2,551,503)	2,534,325	417,814,343	2,248	916,246	(39,689,608)	471,858,926

Net change in net assets
from operations	$(4,239,916)	$3,219,893	$425,835,844	$2,174	$1,118,176	$(43,508,694))	$448,356,975

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.
10

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2017

	JNL/BlackRock Large Cap Select Growth Fund - Class I	JNL/Boston Partners Global Long Short Equity Fund - Class A	JNL/Boston Partners Global Long Short Equity Fund - Class I	JNL/Brookfield Global Infrastructure and MLP Fund - Class A	JNL/Brookfield Global Infrastructure and MLP Fund - Class I	JNL/Causeway International Value Select Fund - Class A	JNL/Causeway International Value Select Fund - Class I
Assets
Investments, at fair value^	$162,723	$36,504,749	$4,222	$883,807,340	$76,811	$499,528,986	$176,216
Receivables:
Investments in Fund shares sold	2	1,675	—	674,177	1	80,214	2
Investment Division units sold	—	36,987	—	302,326	—	554,270	—
Total assets	162,725	36,543,411	4,222	884,783,843	76,812	500,163,470	176,218

Liabilities
Payables:
Investments in Fund shares purchased	—	36,987	—	302,326	—	554,270	—
Investment Division units redeemed	—	667	—	641,932	—	60,983	—
Insurance fees due to Jackson	2	1,008	—	32,245	1	19,231	2
Total liabilities	2	38,662	—	976,503	1	634,484	2
Net assets	$162,723	$36,504,749	$4,222	$883,807,340	$76,811	$499,528,986	$176,216

^Investments in Funds, shares outstanding	4,305	3,297,629	381	63,355,365	5,479	29,093,127	9,995
^Investments in Funds, at cost	$158,909	$34,184,121	$4,199	$890,522,200	$76,622	$439,014,587	$169,466

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JNL/BlackRock Large Cap Select Growth Fund - Class I(a)	JNL/Boston Partners Global Long Short Equity Fund - Class A	JNL/Boston Partners Global Long Short Equity Fund - Class I(a)	JNL/Brookfield Global Infrastructure and MLP Fund - Class A	JNL/Brookfield Global Infrastructure and MLP Fund - Class I(a)	JNL/Causeway International Value Select Fund - Class A	JNL/Causeway International Value Select Fund - Class I(a)
Investment Income
Dividends	$—	$—	$—	$16,153,569	$—	$5,192,186	$—
Expenses
Asset-based charges	95	356,334	1	11,702,091	16	6,903,874	116
Total expenses	95	356,334	1	11,702,091	16	6,903,874	116
Net investment income (loss)	(95)	(356,334)	(1)	4,451,478	(16)	(1,711,688)	(116)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	2	300,978	—	(2,499,573)	—	8,504,554	3
Net change in unrealized appreciation
(depreciation) on investments	3,814	2,283,558	23	65,036,038	189	105,612,872	6,750
Net realized and unrealized gain (loss)	3,816	2,584,536	23	62,536,465	189	114,117,426	6,753

Net change in net assets
from operations	$3,721	$2,228,202	$22	$66,987,943	$173	$112,405,738	$6,637

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.
11

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2017

	JNL/ClearBridge Large Cap Growth Fund - Class A	JNL/ClearBridge Large Cap Growth Fund - Class I	JNL/Crescent High Income Fund - Class A	JNL/Crescent High Income Fund - Class I	JNL/DFA Growth Allocation Fund - Class A	JNL/DFA Growth Allocation Fund - Class I	JNL/DFA Moderate Growth Allocation Fund - Class A
Assets
Investments, at fair value^	$22,063,891	$23,911	$61,418,423	$84,646	$77,932,481	$76,163	$58,768,551
Receivables:
Investments in Fund shares sold	3,121	—	81,287	1	6,351	1	3,746
Investment Division units sold	298,916	—	113,066	—	488,845	—	313,341
Total assets	22,365,928	23,911	61,612,776	84,647	78,427,677	76,164	59,085,638

Liabilities
Payables:
Investments in Fund shares purchased	298,916	—	113,066	—	488,845	—	313,341
Investment Division units redeemed	2,303	—	79,030	—	3,551	—	1,679
Insurance fees due to Jackson	818	—	2,257	1	2,800	1	2,067
Total liabilities	302,037	—	194,353	1	495,196	1	317,087
Net assets	$22,063,891	$23,911	$61,418,423	$84,646	$77,932,481	$76,163	$58,768,551

^Investments in Funds, shares outstanding	2,033,538	2,204	5,692,162	7,838	7,162,912	7,000	5,487,260
^Investments in Funds, at cost	$21,418,384	$23,999	$61,255,395	$84,656	$75,891,929	$77,527	$57,715,188

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JNL/ClearBridge Large Cap Growth Fund - Class A(a)	JNL/ClearBridge Large Cap Growth Fund - Class I(a)	JNL/Crescent High Income Fund - Class A	JNL/Crescent High Income Fund - Class I(a)	JNL/DFA Growth Allocation Fund - Class A(b)	JNL/DFA Growth Allocation Fund - Class I(a)	JNL/DFA Moderate Growth Allocation Fund - Class A(b)
Investment Income
Dividends	$—	$—	$1,334,146	$—	$2,232,964	$2,327	$1,295,837
Expenses
Asset-based charges	34,697	1	719,716	59	347,100	14	234,374
Total expenses	34,697	1	719,716	59	347,100	14	234,374
Net investment income (loss)	(34,697)	(1)	614,430	(59)	1,885,864	2,313	1,061,463

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	284,258	—	38,166	39	41,805
Investments	11,192	—	951,236	—	117,676	—	69,977
Net change in unrealized appreciation
(depreciation) on investments	645,507	(88)	(458,873)	(10)	2,040,552	(1,364)	1,053,363
Net realized and unrealized gain (loss)	656,699	(88)	776,621	(10)	2,196,394	(1,325)	1,165,145

Net change in net assets
from operations	$622,002	$(89)	$1,391,051	$(69)	$4,082,258	$988	$2,226,608

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.
(b)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 24, 2017.

See notes to the financial statements.
12

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2017

	JNL/DFA Moderate Growth Allocation Fund - Class I	JNL/DFA U.S. Core Equity Fund - Class A	JNL/DFA U.S. Core Equity Fund - Class I	JNL/DFA U.S. Small Cap Fund - Class A	JNL/DFA U.S. Small Cap Fund - Class I	JNL/DoubleLine Core Fixed Income Fund - Class A	JNL/DoubleLine Core Fixed Income Fund - Class I
Assets
Investments, at fair value^	$173,925	$1,058,067,467	$126,141	$63,093,358	$54,265	$2,960,291,829	$174,934
Receivables:
Investments in Fund shares sold	2	894,605	2	63,012	1	1,887,452	2
Investment Division units sold	—	653,979	—	2,992	—	1,267,709	—
Total assets	173,927	1,059,616,051	126,143	63,159,362	54,266	2,963,446,990	174,936

Liabilities
Payables:
Investments in Fund shares purchased	—	653,979	—	2,992	—	1,267,709	—
Investment Division units redeemed	—	855,546	—	61,257	—	1,773,864	—
Insurance fees due to Jackson	2	39,059	2	1,755	1	113,588	2
Total liabilities	2	1,548,584	2	66,004	1	3,155,161	2
Net assets	$173,925	$1,058,067,467	$126,141	$63,093,358	$54,265	$2,960,291,829	$174,934

^Investments in Funds, shares outstanding	16,224	77,118,620	8,687	6,107,779	5,248	228,947,551	12,576
^Investments in Funds, at cost	$174,480	$855,275,208	$124,028	$62,456,493	$53,991	$2,911,922,547	$174,434

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JNL/DFA Moderate Growth Allocation Fund - Class I(a)	JNL/DFA U.S. Core Equity Fund - Class A	JNL/DFA U.S. Core Equity Fund - Class I(a)	JNL/DFA U.S. Small Cap Fund - Class A	JNL/DFA U.S. Small Cap Fund - Class I(a)	JNL/DoubleLine Core Fixed Income Fund - Class A	JNL/DoubleLine Core Fixed Income Fund - Class I(a)
Investment Income
Dividends	$1,669	$8,617,847	$—	$115,766	$—	$10,145,821	$—
Expenses
Asset-based charges	18	12,960,428	47	578,259	9	41,876,924	81
Total expenses	18	12,960,428	47	578,259	9	41,876,924	81
Net investment income (loss)	1,651	(4,342,581)	(47)	(462,493)	(9)	(31,731,103)	(81)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	52	18,056,010	—	1,820,198	—	—	—
Investments	—	30,227,082	1	(845,539)	—	(723,333)	—
Net change in unrealized appreciation
(depreciation) on investments	(555)	120,316,979	2,113	4,630,838	274	146,138,164	500
Net realized and unrealized gain (loss)	(503)	168,600,071	2,114	5,605,497	274	145,414,831	500

Net change in net assets
from operations	$1,148	$164,257,490	$2,067	$5,143,004	$265	$113,683,728	$419

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.
13

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2017

	JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A	JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	JNL/DoubleLine Total Return Fund - Class A	JNL/DoubleLine Total Return Fund - Class I	JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class A
Assets
Investments, at fair value^	$11,019,371	$77,505	$640,519,132	$352,644	$788,991,252	$173,024	$42,558,817
Receivables:
Investments in Fund shares sold	133,824	1	243,627	4	489,312	2	49,908
Investment Division units sold	3	—	1,966,008	—	1,285,189	—	51,105
Total assets	11,153,198	77,506	642,728,767	352,648	790,765,753	173,026	42,659,830

Liabilities
Payables:
Investments in Fund shares purchased	3	—	1,966,008	—	1,285,189	—	51,105
Investment Division units redeemed	133,507	—	220,742	—	461,617	—	48,706
Insurance fees due to Jackson	317	1	22,885	4	27,695	2	1,202
Total liabilities	133,827	1	2,209,635	4	1,774,501	2	101,013
Net assets	$11,019,371	$77,505	$640,519,132	$352,644	$788,991,252	$173,024	$42,558,817

^Investments in Funds, shares outstanding	991,843	6,964	42,815,450	23,557	72,785,171	15,947	4,338,310
^Investments in Funds, at cost	$10,806,797	$77,610	$603,906,544	$350,030	$788,775,876	$172,786	$42,750,285

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A	JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I(a)	JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I(a)	JNL/DoubleLine Total Return Fund - Class A	JNL/DoubleLine Total Return Fund - Class I(a)	JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class A
Investment Income
Dividends	$57,652	$—	$—	$—	$20,332,641	$—	$1,556,468
Expenses
Asset-based charges	79,568	55	4,096,967	87	9,516,203	116	416,003
Total expenses	79,568	55	4,096,967	87	9,516,203	116	416,003
Net investment income (loss)	(21,916)	(55)	(4,096,967)	(87)	10,816,438	(116)	1,140,465

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	60,567	—	21,352,088	—	—	—	—
Investments	80,206	—	3,488,726	1	872,874	2	(31,105)
Net change in unrealized appreciation
(depreciation) on investments	209,152	(105)	30,468,856	2,614	7,509,205	238	475,092
Net realized and unrealized gain (loss)	349,925	(105)	55,309,670	2,615	8,382,079	240	443,987

Net change in net assets
from operations	$328,009	$(160)	$51,212,703	$2,528	$19,198,517	$124	$1,584,452

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.
14

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2017

	JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class I	JNL/Epoch Global Shareholder Yield Fund - Class A	JNL/Epoch Global Shareholder Yield Fund - Class I	JNL/FAMCO Flex Core Covered Call Fund - Class A	JNL/FAMCO Flex Core Covered Call Fund - Class I	JNL/FPA + DoubleLine Flexible Allocation Fund - Class A	JNL/FPA + DoubleLine Flexible Allocation Fund - Class I
Assets
Investments, at fair value^	$19,899	$32,209,622	$—	$136,141,121	$7,522	$1,857,572,588	$3,229
Receivables:
Investments in Fund shares sold	—	55,872	—	31,168	—	1,502,734	—
Investment Division units sold	—	198	—	207,631	—	175,858	—
Total assets	19,899	32,265,692	—	136,379,920	7,522	1,859,251,180	3,229

Liabilities
Payables:
Investments in Fund shares purchased	—	198	—	207,631	—	175,858	—
Investment Division units redeemed	—	54,966	—	27,189	—	1,431,304	—
Insurance fees due to Jackson	—	906	—	3,979	—	71,430	—
Total liabilities	—	56,070	—	238,799	—	1,678,592	—
Net assets	$19,899	$32,209,622	$—	$136,141,121	$7,522	$1,857,572,588	$3,229

^Investments in Funds, shares outstanding	2,024	2,554,292	—	10,882,584	601	146,150,479	253
^Investments in Funds, at cost	$19,849	$30,026,941	$—	$127,848,291	$7,398	$1,823,103,605	$3,179

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class I(a)	JNL/Epoch Global Shareholder Yield Fund - Class A	JNL/Epoch Global Shareholder Yield Fund - Class I(a)	JNL/FAMCO Flex Core Covered Call Fund - Class A	JNL/FAMCO Flex Core Covered Call Fund - Class I(a)	JNL/FPA + DoubleLine Flexible Allocation Fund - Class A	JNL/FPA + DoubleLine Flexible Allocation Fund - Class I(a)
Investment Income
Dividends	$—	$1,588,184	$—	$2,162,507	$—	$17,547,876	$—
Expenses
Asset-based charges	9	332,145	—	1,273,786	2	26,665,884	1
Total expenses	9	332,145	—	1,273,786	2	26,665,884	1
Net investment income (loss)	(9)	1,256,039	—	888,721	(2)	(9,118,008)	(1)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	2,583,011	—	16,747,624	—
Investments	—	331,854	—	925,625	—	(6,929,505)	—
Net change in unrealized appreciation
(depreciation) on investments	50	3,084,750	—	7,871,568	124	171,948,954	50
Net realized and unrealized gain (loss)	50	3,416,604	—	11,380,204	124	181,767,073	50

Net change in net assets
from operations	$41	$4,672,643	$—	$12,268,925	$122	$172,649,065	$49

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.
15

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2017

	JNL/Franklin Templeton Founding Strategy Fund - Class A	JNL/Franklin Templeton Founding Strategy Fund - Class I	JNL/Franklin Templeton Global Fund - Class A	JNL/Franklin Templeton Global Fund - Class I	JNL/Franklin Templeton Global Multisector Bond Fund - Class A	JNL/Franklin Templeton Global Multisector Bond Fund - Class I	JNL/Franklin Templeton Income Fund - Class A
Assets
Investments, at fair value^	$1,390,847,494	$5,014	$517,990,865	$25,013	$681,734,476	$40,861	$1,887,729,446
Receivables:
Investments in Fund shares sold	538,136	—	272,157	—	712,439	—	697,978
Investment Division units sold	329,238	—	115,092	—	398,987	—	302,289
Total assets	1,391,714,868	5,014	518,378,114	25,013	682,845,902	40,861	1,888,729,713

Liabilities
Payables:
Investments in Fund shares purchased	329,238	—	115,092	—	398,987	—	302,289
Investment Division units redeemed	483,833	—	252,115	—	687,201	—	626,747
Insurance fees due to Jackson	54,303	—	20,042	—	25,238	—	71,231
Total liabilities	867,374	—	387,249	—	1,111,426	—	1,000,267
Net assets	$1,390,847,494	$5,014	$517,990,865	$25,013	$681,734,476	$40,861	$1,887,729,446

^Investments in Funds, shares outstanding	99,559,592	359	44,121,879	2,122	63,535,366	3,783	157,573,410
^Investments in Funds, at cost	$1,052,231,243	$4,999	$461,239,666	$24,336	$708,144,663	$41,200	$1,772,782,094

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JNL/Franklin Templeton Founding Strategy Fund - Class A	JNL/Franklin Templeton Founding Strategy Fund - Class I(a)	JNL/Franklin Templeton Global Fund - Class A	JNL/Franklin Templeton Global Fund - Class I(a)	JNL/Franklin Templeton Global Multisector Bond Fund - Class A	JNL/Franklin Templeton Global Multisector Bond Fund - Class I(a)	JNL/Franklin Templeton Income Fund - Class A
Investment Income
Dividends	$—	$—	$8,152,243	$—	$—	$—	$70,139,462
Expenses
Asset-based charges	19,865,960	1	6,909,031	17	9,230,057	12	25,790,649
Total expenses	19,865,960	1	6,909,031	17	9,230,057	12	25,790,649
Net investment income (loss)	(19,865,960)	(1)	1,243,212	(17)	(9,230,057)	(12)	44,348,813

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	55,399,216	—	5,533,707	—	(7,296,536)	—	17,538,299
Net change in unrealized appreciation
(depreciation) on investments	99,052,349	15	64,193,535	677	29,655,319	(339)	88,611,132
Net realized and unrealized gain (loss)	154,451,565	15	69,727,242	677	22,358,783	(339)	106,149,431

Net change in net assets
from operations	$134,585,605	$14	$70,970,454	$660	$13,128,726	$(351)	$150,498,244

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.
16

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2017

	JNL/Franklin Templeton Income Fund - Class I	JNL/Franklin Templeton International Small Cap Growth Fund - Class A	JNL/Franklin Templeton International Small Cap Growth Fund - Class I	JNL/Franklin Templeton Mutual Shares Fund - Class A	JNL/Franklin Templeton Mutual Shares Fund - Class I	JNL/Goldman Sachs Core Plus Bond Fund - Class A	JNL/Goldman Sachs Core Plus Bond Fund - Class I
Assets
Investments, at fair value^	$78,830	$697,552,704	$158,256	$653,799,129	$23,330	$892,471,877	$80,437
Receivables:
Investments in Fund shares sold	1	245,898	2	257,547	—	804,671	1
Investment Division units sold	—	632,973	—	45,352	—	270,988	—
Total assets	78,831	698,431,575	158,258	654,102,028	23,330	893,547,536	80,438

Liabilities
Payables:
Investments in Fund shares purchased	—	632,973	—	45,352	—	270,988	—
Investment Division units redeemed	—	219,928	—	232,092	—	770,132	—
Insurance fees due to Jackson	1	25,970	2	25,455	—	34,539	1
Total liabilities	1	878,871	2	302,899	—	1,075,659	1
Net assets	$78,830	$697,552,704	$158,256	$653,799,129	$23,330	$892,471,877	$80,437

^Investments in Funds, shares outstanding	6,873	60,604,058	13,608	56,071,966	1,980	76,410,263	6,765
^Investments in Funds, at cost	$78,477	$594,901,365	$154,460	$589,722,651	$23,043	$913,016,760	$80,250

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JNL/Franklin Templeton Income Fund - Class I(a)	JNL/Franklin Templeton International Small Cap Growth Fund - Class A	JNL/Franklin Templeton International Small Cap Growth Fund - Class I(a)	JNL/Franklin Templeton Mutual Shares Fund - Class A	JNL/Franklin Templeton Mutual Shares Fund - Class I(a)	JNL/Goldman Sachs Core Plus Bond Fund - Class A	JNL/Goldman Sachs Core Plus Bond Fund - Class I(a)
Investment Income
Dividends	$—	$6,468,819	$—	$19,349,050	$—	$18,182,271	$—
Expenses
Asset-based charges	22	8,108,115	41	9,334,023	16	12,853,068	53
Total expenses	22	8,108,115	41	9,334,023	16	12,853,068	53
Net investment income (loss)	(22)	(1,639,296)	(41)	10,015,027	(16)	5,329,203	(53)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	1,693,176	—	10,838,077	—	—	—
Investments	—	9,010,082	—	13,353,065	—	(4,516,085)	—
Net change in unrealized appreciation
(depreciation) on investments	353	141,382,510	3,796	7,211,531	287	13,414,830	187
Net realized and unrealized gain (loss)	353	152,085,768	3,796	31,402,673	287	8,898,745	187

Net change in net assets
from operations	$331	$150,446,472	$3,755	$41,417,700	$271	$14,227,948	$134

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.
17

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2017

	JNL/Goldman Sachs Emerging Markets Debt Fund - Class A	JNL/GQG Emerging Markets Equity Fund - Class A	JNL/GQG Emerging Markets Equity Fund - Class I	JNL/Harris Oakmark Global Equity Fund - Class A	JNL/Harris Oakmark Global Equity Fund - Class I	JNL/Invesco China-India Fund - Class A	JNL/Invesco Diversified Dividend Fund - Class A
Assets
Investments, at fair value^	$147,281,772	$3,024,489	$133,736	$539,689,949	$7,920	$690,649,844	$9,513,065
Receivables:
Investments in Fund shares sold	111,430	77	2	905,387	—	1,262,588	532
Investment Division units sold	80,229	24,398	—	607,481	—	1,109,819	172,760
Total assets	147,473,431	3,048,964	133,738	541,202,817	7,920	693,022,251	9,686,357

Liabilities
Payables:
Investments in Fund shares purchased	80,229	24,398	—	607,481	—	1,109,819	172,760
Investment Division units redeemed	106,171	—	—	887,228	—	1,236,274	190
Insurance fees due to Jackson	5,259	77	2	18,159	—	26,314	342
Total liabilities	191,659	24,475	2	1,512,868	—	2,372,407	173,292
Net assets	$147,281,772	$3,024,489	$133,736	$539,689,949	$7,920	$690,649,844	$9,513,065

^Investments in Funds, shares outstanding	12,795,984	287,773	12,713	44,602,475	654	65,776,176	920,916
^Investments in Funds, at cost	$152,711,413	$2,926,993	$128,886	$523,759,376	$7,698	$540,818,571	$9,376,906

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JNL/Goldman Sachs Emerging Markets Debt Fund - Class A	JNL/GQG Emerging Markets Equity Fund - Class A(a)	JNL/GQG Emerging Markets Equity Fund - Class I(a)	JNL/Harris Oakmark Global Equity Fund - Class A	JNL/Harris Oakmark Global Equity Fund - Class I(a)	JNL/Invesco China-India Fund - Class A	JNL/Invesco Diversified Dividend Fund - Class A(a)
Investment Income
Dividends	$—	$—	$—	$74,712	$—	$1,668,346	$—
Expenses
Asset-based charges	1,908,688	4,505	107	1,927,460	3	7,589,891	13,824
Total expenses	1,908,688	4,505	107	1,927,460	3	7,589,891	13,824
Net investment income (loss)	(1,908,688)	(4,505)	(107)	(1,852,748)	(3)	(5,921,545)	(13,824)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	(3,715,133)	192	2	920,576	—	23,790,264	776
Net change in unrealized appreciation
(depreciation) on investments	23,808,032	97,496	4,850	14,787,203	222	185,668,658	136,159
Net realized and unrealized gain (loss)	20,092,899	97,688	4,852	15,707,779	222	209,458,922	136,935

Net change in net assets
from operations	$18,184,211	$93,183	$4,745	$13,855,031	$219	$203,537,377	$123,111

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.
18

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2017

	JNL/Invesco Diversified Dividend Fund - Class I	JNL/Invesco Global Real Estate Fund - Class A	JNL/Invesco International Growth Fund - Class A	JNL/Invesco International Growth Fund - Class I	JNL/Invesco Mid Cap Value Fund - Class A	JNL/Invesco Mid Cap Value Fund - Class I	JNL/Invesco Small Cap Growth Fund - Class A
Assets
Investments, at fair value^	$48,921	$1,288,855,050	$994,136,851	$151,709	$363,732,920	$32,172	$1,554,186,643
Receivables:
Investments in Fund shares sold	1	946,485	654,688	2	91,680	—	1,275,893
Investment Division units sold	—	537,883	413,075	—	289,066	—	1,269,358
Total assets	48,922	1,290,339,418	995,204,614	151,711	364,113,666	32,172	1,556,731,894

Liabilities
Payables:
Investments in Fund shares purchased	—	537,883	413,075	—	289,066	—	1,269,358
Investment Division units redeemed	—	898,103	617,938	—	77,516	—	1,218,211
Insurance fees due to Jackson	1	48,382	36,750	2	14,164	—	57,682
Total liabilities	1	1,484,368	1,067,763	2	380,746	—	2,545,251
Net assets	$48,921	$1,288,855,050	$994,136,851	$151,709	$363,732,920	$32,172	$1,554,186,643

^Investments in Funds, shares outstanding	4,731	129,273,325	70,506,160	10,202	20,976,524	1,834	62,392,077
^Investments in Funds, at cost	$48,716	$1,300,733,382	$864,881,278	$149,647	$308,527,561	$32,321	$1,275,056,664

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JNL/Invesco Diversified Dividend Fund - Class I(a)	JNL/Invesco Global Real Estate Fund - Class A	JNL/Invesco International Growth Fund - Class A	JNL/Invesco International Growth Fund - Class I(a)	JNL/Invesco Mid Cap Value Fund - Class A	JNL/Invesco Mid Cap Value Fund - Class I(a)	JNL/Invesco Small Cap Growth Fund - Class A
Investment Income
Dividends	$—	$40,448,386	$13,263,527	$—	$4,172,160	$—	$—
Expenses
Asset-based charges	7	17,883,794	12,322,119	42	4,944,148	2	17,858,960
Total expenses	7	17,883,794	12,322,119	42	4,944,148	2	17,858,960
Net investment income (loss)	(7)	22,564,592	941,408	(42)	(771,988)	(2)	(17,858,960)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	26,186,565	3,654,810	—	—	—	36,979,701
Investments	—	(9,125,803)	13,286,373	—	10,816,413	—	35,865,241
Net change in unrealized appreciation
(depreciation) on investments	205	68,474,606	155,563,275	2,062	17,297,794	(149)	221,309,460
Net realized and unrealized gain (loss)	205	85,535,368	172,504,458	2,062	28,114,207	(149)	294,154,402

Net change in net assets
from operations	$198	$108,099,960	$173,445,866	$2,020	$27,342,219	$(151)	$276,295,442

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.
19

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2017

	JNL/Invesco Small Cap Growth Fund - Class I	JNL/JPMorgan MidCap Growth Fund - Class A	JNL/JPMorgan MidCap Growth Fund - Class I	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	JNL/Lazard Emerging Markets Fund - Class A	JNL/Lazard Emerging Markets Fund - Class I
Assets
Investments, at fair value^	$161,494	$1,382,977,687	$155,597	$782,288,947	$—	$446,070,663	$117,851
Receivables:
Investments in Fund shares sold	2	1,115,433	2	691,965	—	183,038	1
Investment Division units sold	—	890,645	—	124,792	—	340,350	35,252
Total assets	161,496	1,384,983,765	155,599	783,105,704	—	446,594,051	153,104

Liabilities
Payables:
Investments in Fund shares purchased	—	890,645	—	124,792	—	340,350	35,252
Investment Division units redeemed	—	1,064,336	—	662,712	—	167,240	—
Insurance fees due to Jackson	2	51,097	2	29,253	—	15,798	1
Total liabilities	2	2,006,078	2	816,757	—	523,388	35,253
Net assets	$161,494	$1,382,977,687	$155,597	$782,288,947	$—	$446,070,663	$117,851

^Investments in Funds, shares outstanding	6,255	40,074,694	4,403	59,762,334	—	38,924,142	10,239
^Investments in Funds, at cost	$156,733	$1,214,973,286	$152,784	$805,714,970	$—	$396,864,693	$115,196

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JNL/Invesco Small Cap Growth Fund - Class I(a)	JNL/JPMorgan MidCap Growth Fund - Class A	JNL/JPMorgan MidCap Growth Fund - Class I(a)	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I(a)	JNL/Lazard Emerging Markets Fund - Class A	JNL/Lazard Emerging Markets Fund - Class I(a)
Investment Income
Dividends	$—	$—	$—	$20,952,125	$—	$5,328,777	$—
Expenses
Asset-based charges	93	15,592,233	46	11,255,400	—	5,557,621	23
Total expenses	93	15,592,233	46	11,255,400	—	5,557,621	23
Net investment income (loss)	(93)	(15,592,233)	(46)	9,696,725	—	(228,844)	(23)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	19,424,369	—	—	—	—	—
Investments	2	11,905,636	2	(7,374,957)	—	1,994,251	—
Net change in unrealized appreciation
(depreciation) on investments	4,761	259,934,245	2,813	6,726,822	—	98,095,436	2,655
Net realized and unrealized gain (loss)	4,763	291,264,250	2,815	(648,135)	—	100,089,687	2,655

Net change in net assets
from operations	$4,670	$275,672,017	$2,769	$9,048,590	$—	$99,860,843	$2,632

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.
20

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2017

	JNL/Lazard International Strategic Equity Fund - Class A	JNL/Lazard International Strategic Equity Fund - Class I	JNL/MC 10 x 10 Fund - Class A	JNL/MC Bond Index Fund - Class A	JNL/MC Bond Index Fund - Class I	JNL/MC Consumer Discretionary Sector Fund - Class A	JNL/MC Consumer Discretionary Sector Fund - Class I
Assets
Investments, at fair value^	$53,601,438	$47,594	$453,059,489	$826,791,969	$322,215	$1,037,837,517	$536
Receivables:
Investments in Fund shares sold	330,282	1	58,476	299,010	4	653,869	—
Investment Division units sold	102,546	—	44,783	227,187	—	733,849	—
Total assets	54,034,266	47,595	453,162,748	827,318,166	322,219	1,039,225,235	536

Liabilities
Payables:
Investments in Fund shares purchased	102,546	—	44,783	227,187	—	733,849	—
Investment Division units redeemed	328,829	—	40,769	268,296	—	614,591	—
Insurance fees due to Jackson	1,453	1	17,707	30,714	4	39,278	—
Total liabilities	432,828	1	103,259	526,197	4	1,387,718	—
Net assets	$53,601,438	$47,594	$453,059,489	$826,791,969	$322,215	$1,037,837,517	$536

^Investments in Funds, shares outstanding	4,027,155	3,576	32,759,182	70,365,274	26,476	49,872,058	25
^Investments in Funds, at cost	$47,485,357	$47,165	$334,269,911	$835,424,361	$321,356	$907,673,167	$500

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JNL/Lazard International Strategic Equity Fund - Class A	JNL/Lazard International Strategic Equity Fund - Class I(a)	JNL/MC 10 x 10 Fund - Class A	JNL/MC Bond Index Fund - Class A	JNL/MC Bond Index Fund - Class I(a)	JNL/MC Consumer Discretionary Sector Fund - Class A	JNL/MC Consumer Discretionary Sector Fund - Class I(a)
Investment Income
Dividends	$1,062,935	$—	$—	$15,844,528	$—	$10,900,325	$—
Expenses
Asset-based charges	469,436	4	6,129,629	11,118,524	156	13,094,288	—
Total expenses	469,436	4	6,129,629	11,118,524	156	13,094,288	—
Net investment income (loss)	593,499	(4)	(6,129,629)	4,726,004	(156)	(2,193,963)	—

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	54,360,679	—
Investments	179,451	—	16,361,837	(2,040,317)	—	22,097,009	—
Net change in unrealized appreciation
(depreciation) on investments	10,535,291	429	48,318,268	10,138,350	859	99,872,805	36
Net realized and unrealized gain (loss)	10,714,742	429	64,680,105	8,098,033	859	176,330,493	36

Net change in net assets
from operations	$11,308,241	$425	$58,550,476	$12,824,037	$703	$174,136,530	$36

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.
21

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2017

	JNL/MC Consumer Staples Sector Fund - Class A	JNL/MC Consumer Staples Sector Fund - Class I	JNL/MC DowSM Index Fund - Class A	JNL/MC DowSM Index Fund - Class I	JNL/MC Emerging Markets Index Fund - Class A	JNL/MC Emerging Markets Index Fund - Class I	JNL/MC Energy Sector Fund - Class A
Assets
Investments, at fair value^	$7,202,880	$46,782	$822,911,575	$15,677	$1,271,614,428	$203,726	$1,404,919,224
Receivables:
Investments in Fund shares sold	300	1	522,063	—	971,222	3	1,222,583
Investment Division units sold	129,241	—	1,614,236	97	758,209	—	463,975
Total assets	7,332,421	46,783	825,047,874	15,774	1,273,343,859	203,729	1,406,605,782

Liabilities
Payables:
Investments in Fund shares purchased	129,241	—	1,614,236	97	758,209	—	463,975
Investment Division units redeemed	46	—	489,765	—	922,836	—	1,169,071
Insurance fees due to Jackson	254	1	32,298	—	48,386	3	53,512
Total liabilities	129,541	1	2,136,299	97	1,729,431	3	1,686,558
Net assets	$7,202,880	$46,782	$822,911,575	$15,677	$1,271,614,428	$203,726	$1,404,919,224

^Investments in Funds, shares outstanding	678,877	4,405	29,750,961	566	107,946,895	17,192	53,807,707
^Investments in Funds, at cost	$6,943,531	$44,170	$547,264,753	$15,469	$1,063,084,280	$195,843	$1,451,554,356

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JNL/MC Consumer Staples Sector Fund - Class A(a)	JNL/MC Consumer Staples Sector Fund - Class I(a)	JNL/MC DowSM Index Fund - Class A	JNL/MC DowSM Index Fund - Class I(a)	JNL/MC Emerging Markets Index Fund - Class A	JNL/MC Emerging Markets Index Fund - Class I(a)	JNL/MC Energy Sector Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$10,271,764	$—	$29,506,447
Expenses
Asset-based charges	12,430	29	9,732,223	3	14,125,073	47	20,088,982
Total expenses	12,430	29	9,732,223	3	14,125,073	47	20,088,982
Net investment income (loss)	(12,430)	(29)	(9,732,223)	(3)	(3,853,309)	(47)	9,417,465

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	23,072	1	47,942,254	—	22,586,221	101	(52,496,506)
Net change in unrealized appreciation
(depreciation) on investments	259,349	2,612	120,249,425	208	259,628,104	7,883	(48,584,463)
Net realized and unrealized gain (loss)	282,421	2,613	168,191,679	208	282,214,325	7,984	(101,080,969)

Net change in net assets
from operations	$269,991	$2,584	$158,459,456	$205	$278,361,016	$7,937	$(91,663,504)

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.
22

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2017

	JNL/MC Energy Sector Fund - Class I	JNL/MC European 30 Fund - Class A	JNL/MC Financial Sector Fund - Class A	JNL/MC Financial Sector Fund - Class I	JNL/MC Healthcare Sector Fund - Class A	JNL/MC Healthcare Sector Fund - Class I	JNL/MC Index 5 Fund - Class A
Assets
Investments, at fair value^	$5,533	$451,987,036	$1,359,935,587	$113,764	$2,741,804,293	$62,521	$935,513,848
Receivables:
Investments in Fund shares sold	—	355,354	458,974	1	1,050,424	1	619,199
Investment Division units sold	—	311,932	4,993,682	—	1,310,711	—	669,928
Total assets	5,533	452,654,322	1,365,388,243	113,765	2,744,165,428	62,522	936,802,975

Liabilities
Payables:
Investments in Fund shares purchased	—	311,932	4,993,682	—	1,310,711	—	669,928
Investment Division units redeemed	—	338,396	407,489	—	946,559	—	583,644
Insurance fees due to Jackson	—	16,958	51,485	1	103,865	1	35,555
Total liabilities	—	667,286	5,452,656	1	2,361,135	1	1,289,127
Net assets	$5,533	$451,987,036	$1,359,935,587	$113,764	$2,741,804,293	$62,521	$935,513,848

^Investments in Funds, shares outstanding	209	33,356,977	97,556,355	8,143	106,976,367	2,427	63,988,635
^Investments in Funds, at cost	$5,255	$426,830,678	$1,116,247,182	$112,012	$2,532,445,760	$62,449	$727,951,767

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JNL/MC Energy Sector Fund - Class I(a)	JNL/MC European 30 Fund - Class A	JNL/MC Financial Sector Fund - Class A	JNL/MC Financial Sector Fund - Class I(a)	JNL/MC Healthcare Sector Fund - Class A	JNL/MC Healthcare Sector Fund - Class I(a)	JNL/MC Index 5 Fund - Class A
Investment Income
Dividends	$—	$12,115,579	$11,062,251	$—	$22,712,898	$—	$—
Expenses
Asset-based charges	2	5,371,530	16,695,013	36	35,879,108	13	11,989,546
Total expenses	2	5,371,530	16,695,013	36	35,879,108	13	11,989,546
Net investment income (loss)	(2)	6,744,049	(5,632,762)	(36)	(13,166,210)	(13)	(11,989,546)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	43,529,313	—	172,317,887	—	—
Investments	—	109,590	47,879,284	1	36,844,284	—	25,661,456
Net change in unrealized appreciation
(depreciation) on investments	278	65,963,327	109,323,440	1,752	278,729,904	72	97,122,572
Net realized and unrealized gain (loss)	278	66,072,917	200,732,037	1,753	487,892,075	72	122,784,028

Net change in net assets
from operations	$276	$72,816,966	$195,099,275	$1,717	$474,725,865	$59	$110,794,482

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.
23

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2017

	JNL/MC Industrials Sector Fund - Class A	JNL/MC Industrials Sector Fund - Class I	JNL/MC Information Technology Sector Fund - Class A	JNL/MC Information Technology Sector Fund - Class I	JNL/MC International Index Fund - Class A	JNL/MC International Index Fund - Class I	JNL/MC JNL 5 Fund - Class A
Assets
Investments, at fair value^	$16,384,419	$60,378	$2,167,489,818	$252,620	$1,588,376,289	$656,651	$3,269,998,650
Receivables:
Investments in Fund shares sold	853	1	4,941,019	3	873,344	8	1,254,383
Investment Division units sold	126,738	—	1,941,487	—	999,527	—	352,641
Total assets	16,512,010	60,379	2,174,372,324	252,623	1,590,249,160	656,659	3,271,605,674

Liabilities
Payables:
Investments in Fund shares purchased	126,738	—	1,941,487	—	999,527	—	352,641
Investment Division units redeemed	250	—	4,858,360	—	813,971	—	1,124,717
Insurance fees due to Jackson	603	1	82,659	3	59,373	8	129,666
Total liabilities	127,591	1	6,882,506	3	1,872,871	8	1,607,024
Net assets	$16,384,419	$60,378	$2,167,489,818	$252,620	$1,588,376,289	$656,651	$3,269,998,650

^Investments in Funds, shares outstanding	1,535,559	5,659	141,573,469	16,194	101,884,303	40,509	209,481,015
^Investments in Funds, at cost	$15,703,580	$59,993	$1,598,876,296	$249,414	$1,382,545,973	$643,929	$2,488,563,704

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JNL/MC Industrials Sector Fund - Class A(a)	JNL/MC Industrials Sector Fund - Class I(a)	JNL/MC Information Technology Sector Fund - Class A	JNL/MC Information Technology Sector Fund - Class I(a)	JNL/MC International Index Fund - Class A	JNL/MC International Index Fund - Class I(a)	JNL/MC JNL 5 Fund - Class A
Investment Income
Dividends	$—	$—	$11,392,002	$—	$41,280,239	$—	$65,667,462
Expenses
Asset-based charges	42,983	7	25,366,686	104	18,876,205	233	44,114,724
Total expenses	42,983	7	25,366,686	104	18,876,205	233	44,114,724
Net investment income (loss)	(42,983)	(7)	(13,974,684)	(104)	22,404,034	(233)	21,552,738

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	39,387,464	—	—	—	—
Investments	(159,420)	—	82,373,995	2	18,780,469	217	121,703,404
Net change in unrealized appreciation
(depreciation) on investments	680,839	385	405,880,111	3,206	238,913,091	12,722	304,145,691
Net realized and unrealized gain (loss)	521,419	385	527,641,570	3,208	257,693,560	12,939	425,849,095

Net change in net assets
from operations	$478,436	$378	$513,666,886	$3,104	$280,097,594	$12,706	$447,401,833

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.
24

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2017

	JNL/MC JNL 5 Fund - Class I	JNL/MC Materials Sector Fund - Class A	JNL/MC Materials Sector Fund - Class I	JNL/MC MSCI KLD 400 Social Index Fund - Class A	JNL/MC MSCI KLD 400 Social Index Fund - Class I	JNL/MC MSCI World Index Fund - Class A	JNL/MC MSCI World Index Fund - Class I
Assets
Investments, at fair value^	$587,498	$42,284,318	$—	$15,102,915	$—	$367,752,280	$25,208
Receivables:
Investments in Fund shares sold	7	81,212	—	770	—	293,494	—
Investment Division units sold	—	135,043	—	7,276	—	444,337	—
Total assets	587,505	42,500,573	—	15,110,961	—	368,490,111	25,208

Liabilities
Payables:
Investments in Fund shares purchased	—	135,043	—	7,276	—	444,337	—
Investment Division units redeemed	—	79,663	—	325	—	278,918	—
Insurance fees due to Jackson	7	1,549	—	445	—	14,576	—
Total liabilities	7	216,255	—	8,046	—	737,831	—
Net assets	$587,498	$42,284,318	$—	$15,102,915	$—	$367,752,280	$25,208

^Investments in Funds, shares outstanding	37,516	3,959,206	—	1,365,544	—	12,885,504	882
^Investments in Funds, at cost	$573,453	$40,738,324	$—	$14,489,691	$—	$271,283,020	$24,741

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JNL/MC JNL 5 Fund - Class I(a)	JNL/MC Materials Sector Fund - Class A(a)	JNL/MC Materials Sector Fund - Class I(a)	JNL/MC MSCI KLD 400 Social Index Fund - Class A(b)	JNL/MC MSCI KLD 400 Social Index Fund - Class I(a)	JNL/MC MSCI World Index Fund - Class A	JNL/MC MSCI World Index Fund - Class I(a)
Investment Income
Dividends	$—	$—	$—	$70,841	$—	$—	$—
Expenses
Asset-based charges	171	117,499	—	53,958	—	5,137,895	9
Total expenses	171	117,499	—	53,958	—	5,137,895	9
Net investment income (loss)	(171)	(117,499)	—	16,883	—	(5,137,895)	(9)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	239,197	—	—	—
Investments	3	(87,879)	—	14,936	—	18,138,742	—
Net change in unrealized appreciation
(depreciation) on investments	14,045	1,545,994	—	613,224	—	49,934,077	467
Net realized and unrealized gain (loss)	14,048	1,458,115	—	867,357	—	68,072,819	467

Net change in net assets
from operations	$13,877	$1,340,616	$—	$884,240	$—	$62,934,924	$458

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.
(b)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 24, 2017.

See notes to the financial statements.
25

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2017

	JNL/MC Nasdaq 100 Index Fund - Class A	JNL/MC Nasdaq 100 Index Fund - Class I	JNL/MC Pacific Rim 30 Fund - Class A	JNL/MC Real Estate Sector Fund - Class A	JNL/MC Real Estate Sector Fund - Class I	JNL/MC S&P 1500 Growth Index Fund - Class A	JNL/MC S&P 1500 Growth Index Fund - Class I
Assets
Investments, at fair value^	$2,063,605,862	$268,214	$295,471,758	$5,314,327	$74,449	$16,352,397	$9,162
Receivables:
Investments in Fund shares sold	832,809	3	62,686	24,495	1	1,084	—
Investment Division units sold	7,119,795	49	185,146	113,032	—	180,026	49
Total assets	2,071,558,466	268,266	295,719,590	5,451,854	74,450	16,533,507	9,211

Liabilities
Payables:
Investments in Fund shares purchased	7,119,795	49	185,146	113,032	—	180,026	49
Investment Division units redeemed	755,306	—	51,710	24,319	—	521	—
Insurance fees due to Jackson	77,503	3	10,976	176	1	563	—
Total liabilities	7,952,604	52	247,832	137,527	1	181,110	49
Net assets	$2,063,605,862	$268,214	$295,471,758	$5,314,327	$74,449	$16,352,397	$9,162

^Investments in Funds, shares outstanding	90,232,001	17,786	17,661,193	519,485	7,270	1,522,570	853
^Investments in Funds, at cost	$1,782,925,715	$264,194	$261,891,138	$5,298,335	$73,847	$15,969,911	$9,072

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JNL/MC Nasdaq 100 Index Fund - Class A	JNL/MC Nasdaq 100 Index Fund - Class I(a)	JNL/MC Pacific Rim 30 Fund - Class A	JNL/MC Real Estate Sector Fund - Class A(a)	JNL/MC Real Estate Sector Fund - Class I(a)	JNL/MC S&P 1500 Growth Index Fund - Class A(a)	JNL/MC S&P 1500 Growth Index Fund - Class I(a)
Investment Income
Dividends	$5,602,026	$—	$8,478,876	$—	$—	$—	$—
Expenses
Asset-based charges	22,647,333	113	3,485,376	7,573	18	22,661	3
Total expenses	22,647,333	113	3,485,376	7,573	18	22,661	3
Net investment income (loss)	(17,045,307)	(113)	4,993,500	(7,573)	(18)	(22,661)	(3)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	31,408,269	—	—	—	—	—	—
Investments	24,744,005	4	5,033,573	48	1	6,706	—
Net change in unrealized appreciation
(depreciation) on investments	358,085,854	4,020	37,473,605	15,992	602	382,486	90
Net realized and unrealized gain (loss)	414,238,128	4,024	42,507,178	16,040	603	389,192	90

Net change in net assets
from operations	$397,192,821	$3,911	$47,500,678	$8,467	$585	$366,531	$87

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.
26

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2017

	JNL/MC S&P 1500 Value Index Fund - Class A	JNL/MC S&P 1500 Value Index Fund - Class I		JNL/MC S&P 400 MidCap Index Fund - Class A	JNL/MC S&P 400 MidCap Index Fund - Class I	JNL/MC S&P 500 Index Fund - Class A	JNL/MC S&P SMid 60 Fund - Class A
Assets
Investments, at fair value^	$5,581,927	$11,561		$2,658,629,272	$470,097	$6,699,233,085	$550,343,058
Receivables:
Investments in Fund shares sold	256	—		4,103,064	6	1,922,565	390,030
Investment Division units sold	34,271	49		2,216,571	49	9,899,079	261,900
Total assets	5,616,454	11,610		2,664,948,907	470,152	6,711,054,729	550,994,988

Liabilities
Payables:
Investments in Fund shares purchased	34,271	49		2,216,571	49	9,899,079	261,900
Investment Division units redeemed	62	—		4,003,611	—	1,672,019	369,214
Insurance fees due to Jackson	194	—		99,453	6	250,546	20,816
Total liabilities	34,527	49		6,319,635	55	11,821,644	651,930
Net assets	$5,581,927	$11,561		$2,658,629,272	$470,097	$6,699,233,085	$550,343,058

^Investments in Funds, shares outstanding	521,675	1,081		122,743,734	21,310	305,343,349	60,146,782
^Investments in Funds, at cost	$5,434,551	$11,482		$2,303,575,931	$465,482	$5,190,365,985	$551,318,684

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JNL/MC S&P 1500 Value Index Fund - Class A(a)	JNL/MC S&P 1500 Value Index Fund - Class I(a)	JNL/MC S&P 24 Fund - Class A(b)	JNL/MC S&P 400 MidCap Index Fund - Class A	JNL/MC S&P 400 MidCap Index Fund - Class I(a)	JNL/MC S&P 500 Index Fund - Class A	JNL/MC S&P SMid 60 Fund - Class A
Investment Income
Dividends	$—	$—	$7,437,514	$23,526,270	$—	$80,802,869	$3,816,166
Expenses
Asset-based charges	6,838	2	2,348,014	33,841,751	141	79,576,214	8,726,473
Total expenses	6,838	2	2,348,014	33,841,751	141	79,576,214	8,726,473
Net investment income (loss)	(6,838)	(2)	5,089,500	(10,315,481)	(141)	1,226,655	(4,910,307)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	166,307,722	—	97,637,769	2,627,151
Investments	2,765	—	(220,225,552)	74,207,606	1	187,209,560	(13,478,392)
Net change in unrealized appreciation
(depreciation) on investments	147,376	79	223,736,933	94,452,866	4,615	744,186,518	(21,942,152)
Net realized and unrealized gain (loss)	150,141	79	3,511,381	334,968,194	4,616	1,029,033,847	(32,793,393)

Net change in net assets
from operations	$143,303	$77	$8,600,881	$324,652,713	$4,475	$1,030,260,502	$(37,703,700)

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.
(b)	The period is from January 1, 2017 through April 24, 2017, the date the Fund was acquired. See Note 1. in the Notes to Financial Statements.

See notes to the financial statements.
27

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2017

	JNL/MC S&P SMid 60 Fund - Class I	JNL/MC Small Cap Index Fund - Class A	JNL/MC Small Cap Index Fund - Class I	JNL/MC Tele-communications Sector Fund - Class A	JNL/MC Tele-communications Sector Fund - Class I	JNL/MC Utilities Sector Fund - Class A	JNL/MC Utilities Sector Fund - Class I
Assets
Investments, at fair value^	$26,704	$1,942,541,407	$369,025	$107,132,673	$3,044	$76,455,919	$21,847
Receivables:
Investments in Fund shares sold	—	3,169,462	5	80,482	—	22,239	—
Investment Division units sold	—	911,613	49	138,905	—	15,648	—
Total assets	26,704	1,946,622,482	369,079	107,352,060	3,044	76,493,806	21,847

Liabilities
Payables:
Investments in Fund shares purchased	—	911,613	49	138,905	—	15,648	—
Investment Division units redeemed	—	3,096,281	—	76,503	—	20,057	—
Insurance fees due to Jackson	—	73,181	5	3,979	—	2,182	—
Total liabilities	—	4,081,075	54	219,387	—	37,887	—
Net assets	$26,704	$1,942,541,407	$369,025	$107,132,673	$3,044	$76,455,919	$21,847

^Investments in Funds, shares outstanding	2,977	98,556,134	18,396	7,363,070	222	5,800,904	1,655
^Investments in Funds, at cost	$26,369	$1,632,430,569	$366,565	$100,540,110	$2,999	$71,113,463	$22,463

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JNL/MC S&P SMid 60 Fund - Class I(a)	JNL/MC Small Cap Index Fund - Class A	JNL/MC Small Cap Index Fund - Class I(a)	JNL/MC Tele-communications Sector Fund - Class A	JNL/MC Tele-communications Sector Fund - Class I(a)	JNL/MC Utilities Sector Fund - Class A	JNL/MC Utilities Sector Fund - Class I(a)
Investment Income
Dividends	$—	$14,728,673	$—	$3,793,898	$—	$1,791,590	$—
Expenses
Asset-based charges	6	24,856,393	107	1,584,675	1	777,507	16
Total expenses	6	24,856,393	107	1,584,675	1	777,507	16
Net investment income (loss)	(6)	(10,127,720)	(107)	2,209,223	(1)	1,014,083	(16)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	74,384,213	—	4,438,971	—	1,946,055	—
Investments	—	67,339,760	1	3,889,316	—	2,114,542	—
Net change in unrealized appreciation
(depreciation) on investments	335	60,776,574	2,460	(8,294,776)	45	1,925,217	(616)
Net realized and unrealized gain (loss)	335	202,500,547	2,461	33,511	45	5,985,814	(616)

Net change in net assets
from operations	$329	$192,372,827	$2,354	$2,242,734	$44	$6,999,897	$(632)

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.
28

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2017

	JNL/MFS Mid Cap Value Fund - Class A	JNL/MFS Mid Cap Value Fund - Class I	JNL/MMRS Conservative Fund - Class A	JNL/MMRS Growth Fund - Class A	JNL/MMRS Moderate Fund - Class A		JNL/Neuberger Berman Currency Fund - Class A
Assets
Investments, at fair value^	$774,964,137	$159,730	$360,614,450	$47,973,092	$183,701,456		$11,370,484
Receivables:
Investments in Fund shares sold	184,608	2	116,222	110,915	81,813		23,447
Investment Division units sold	235,990	—	19,265	—	—		7,886
Total assets	775,384,735	159,732	360,749,937	48,084,007	183,783,269		11,401,817

Liabilities
Payables:
Investments in Fund shares purchased	235,990	—	19,265	—	—		7,886
Investment Division units redeemed	154,481	—	105,779	109,556	76,622		23,128
Insurance fees due to Jackson	30,127	2	10,443	1,359	5,191		319
Total liabilities	420,598	2	135,487	110,915	81,813		31,333
Net assets	$774,964,137	$159,730	$360,614,450	$47,973,092	$183,701,456		$11,370,484

^Investments in Funds, shares outstanding	63,888,222	13,093	30,534,670	3,909,787	15,450,080		1,139,327
^Investments in Funds, at cost	$716,910,849	$154,181	$330,198,127	$41,007,701	$163,466,212		$11,432,499

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JNL/MFS Mid Cap Value Fund - Class A	JNL/MFS Mid Cap Value Fund - Class I(a)	JNL/MMRS Conservative Fund - Class A	JNL/MMRS Growth Fund - Class A	JNL/MMRS Moderate Fund - Class A	JNL/Morgan Stanley Mid Cap Growth Fund - Class A(b)	JNL/Neuberger Berman Currency Fund - Class A
Investment Income
Dividends	$9,280,906	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	10,527,598	70	3,865,471	459,376	1,854,951	616,662	130,303
Total expenses	10,527,598	70	3,865,471	459,376	1,854,951	616,662	130,303
Net investment income (loss)	(1,246,692)	(70)	(3,865,471)	(459,376)	(1,854,951)	(616,662)	(130,303)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	2,619,890	2	2,993,398	695,823	1,984,679	3,076,843	(71,360)
Net change in unrealized appreciation
(depreciation) on investments	78,691,981	5,549	34,666,340	8,025,582	24,038,831	12,910,031	361,284
Net realized and unrealized gain (loss)	81,311,871	5,551	37,659,738	8,721,405	26,023,510	15,986,874	289,924

Net change in net assets
from operations	$80,065,179	$5,481	$33,794,267	$8,262,029	$24,168,559	$15,370,212	$159,621

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.
(b)	The period is from January 1, 2017 through April 24, 2017, the date the Fund was acquired. See Note 1. in the Notes to Financial Statements.

See notes to the financial statements.
29

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2017

	JNL/Neuberger Berman Currency Fund - Class I	JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund - Class A	JNL/Neuberger Berman Strategic Income Fund - Class A	JNL/Neuberger Berman Strategic Income Fund - Class I	JNL/Nicholas Convertible Arbitrage Fund - Class A	JNL/Nicholas Convertible Arbitrage Fund - Class I	JNL/Oppenheimer Emerging Markets Innovator Fund - Class A
Assets
Investments, at fair value^	$2,494	$14,331,091	$632,065,052	$67,585	$74,883,245	$5,819	$36,375,746
Receivables:
Investments in Fund shares sold	—	544	266,166	1	108,451	—	60,392
Investment Division units sold	—	—	5,560,229	10,000	56,234	—	68,538
Total assets	2,494	14,331,635	637,891,447	77,586	75,047,930	5,819	36,504,676

Liabilities
Payables:
Investments in Fund shares purchased	—	—	5,560,229	10,000	56,234	—	68,538
Investment Division units redeemed	—	145	242,101	—	106,335	—	59,389
Insurance fees due to Jackson	—	399	24,065	1	2,116	—	1,003
Total liabilities	—	544	5,826,395	10,001	164,685	—	128,930
Net assets	$2,494	$14,331,091	$632,065,052	$67,585	$74,883,245	$5,819	$36,375,746

^Investments in Funds, shares outstanding	250	1,275,008	57,045,582	6,061	7,392,226	574	3,049,099
^Investments in Funds, at cost	$2,499	$15,856,791	$622,736,977	$67,256	$77,037,020	$5,798	$31,051,141

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JNL/Neuberger Berman Currency Fund - Class I(a)	JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund - Class A	JNL/Neuberger Berman Strategic Income Fund - Class A	JNL/Neuberger Berman Strategic Income Fund - Class I(a)	JNL/Nicholas Convertible Arbitrage Fund - Class A	JNL/Nicholas Convertible Arbitrage Fund - Class I(a)	JNL/Oppenheimer Emerging Markets Innovator Fund - Class A
Investment Income
Dividends	$—	$2,455,152	$17,723,982	$—	$3,103,271	$—	$16,736
Expenses
Asset-based charges	1	133,381	8,189,067	11	831,446	2	194,816
Total expenses	1	133,381	8,189,067	11	831,446	2	194,816
Net investment income (loss)	(1)	2,321,771	9,534,915	(11)	2,271,825	(2)	(178,080)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	—	(334,392)	1,562,891	—	(430,599)	—	540,452
Net change in unrealized appreciation
(depreciation) on investments	(5)	(1,296,389)	17,424,391	329	1,273,069	21	5,573,154
Net realized and unrealized gain (loss)	(5)	(1,630,781)	18,987,282	329	842,470	21	6,113,606

Net change in net assets
from operations	$(6)	$690,990	$28,522,197	$318	$3,114,295	$19	$5,935,526

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.
30

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2017

	JNL/Oppenheimer Global Growth Fund - Class A	JNL/Oppenheimer Global Growth Fund - Class I	JNL/PIMCO Credit Income Fund - Class A	JNL/PIMCO Credit Income Fund - Class I	JNL/PIMCO Income Fund - Class A	JNL/PIMCO Income Fund - Class I	JNL/PIMCO Real Return Fund - Class A
Assets
Investments, at fair value^	$1,818,557,373	$187,802	$287,431,472	$41,954	$128,039,807	$523,732	$1,114,819,487
Receivables:
Investments in Fund shares sold	1,879,695	2	287,750	1	56,415	6	633,933
Investment Division units sold	1,000,299	—	372,575	—	1,211,998	15,000	1,051,641
Total assets	1,821,437,367	187,804	288,091,797	41,955	129,308,220	538,738	1,116,505,061

Liabilities
Payables:
Investments in Fund shares purchased	1,000,299	—	372,575	—	1,211,998	15,000	1,051,641
Investment Division units redeemed	1,808,558	—	277,572	—	51,684	—	591,051
Insurance fees due to Jackson	71,137	2	10,178	1	4,731	6	42,882
Total liabilities	2,879,994	2	660,325	1	1,268,413	15,006	1,685,574
Net assets	$1,818,557,373	$187,802	$287,431,472	$41,954	$128,039,807	$523,732	$1,114,819,487

^Investments in Funds, shares outstanding	97,929,853	9,942	24,545,813	3,580	12,714,976	51,958	112,042,159
^Investments in Funds, at cost	$1,407,830,331	$184,123	$280,819,829	$41,818	$127,743,117	$522,906	$1,239,232,866

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JNL/Oppenheimer Global Growth Fund - Class A	JNL/Oppenheimer Global Growth Fund - Class I(a)	JNL/PIMCO Credit Income Fund - Class A	JNL/PIMCO Credit Income Fund - Class I(a)	JNL/PIMCO Income Fund - Class A(a)	JNL/PIMCO Income Fund - Class I(a)	JNL/PIMCO Real Return Fund - Class A
Investment Income
Dividends	$12,195,734	$—	$5,143,435	$—	$—	$—	$—
Expenses
Asset-based charges	21,732,664	64	3,134,030	4	244,643	205	16,022,847
Total expenses	21,732,664	64	3,134,030	4	244,643	205	16,022,847
Net investment income (loss)	(9,536,930)	(64)	2,009,405	(4)	(244,643)	(205)	(16,022,847)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	756,779	—	—	—	—
Investments	45,995,685	1	2,436,468	—	26,032	14	(34,269,455)
Net change in unrealized appreciation
(depreciation) on investments	397,634,963	3,679	7,005,062	136	296,690	826	68,878,719
Net realized and unrealized gain (loss)	443,630,648	3,680	10,198,309	136	322,722	840	34,609,264

Net change in net assets
from operations	$434,093,718	$3,616	$12,207,714	$132	$78,079	$635	$18,586,417

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.
31

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2017

	JNL/PIMCO Real Return Fund - Class I	JNL/PPM America Floating Rate Income Fund - Class A	JNL/PPM America Floating Rate Income Fund - Class I	JNL/PPM America High Yield Bond Fund - Class A	JNL/PPM America High Yield Bond Fund - Class I	JNL/PPM America Long Short Credit Fund - Class A	JNL/PPM America Long Short Credit Fund - Class I
Assets
Investments, at fair value^	$92,411	$1,362,837,477	$105,439	$1,640,329,640	$150,326	$13,902,412	$2,513
Receivables:
Investments in Fund shares sold	1	1,097,949	1	4,590,555	2	618,142	—
Investment Division units sold	—	880,498	49	667,300	—	61,350	—
Total assets	92,412	1,364,815,924	105,489	1,645,587,495	150,328	14,581,904	2,513

Liabilities
Payables:
Investments in Fund shares purchased	—	880,498	49	667,300	—	61,350	—
Investment Division units redeemed	—	1,046,908	—	4,528,138	—	617,744	—
Insurance fees due to Jackson	1	51,041	1	62,417	2	398	—
Total liabilities	1	1,978,447	50	5,257,855	2	679,492	—
Net assets	$92,411	$1,362,837,477	$105,439	$1,640,329,640	$150,326	$13,902,412	$2,513

^Investments in Funds, shares outstanding	9,186	129,301,468	9,994	120,258,771	9,496	1,560,316	282
^Investments in Funds, at cost	$91,707	$1,381,487,330	$105,154	$1,609,909,714	$149,210	$14,583,462	$2,499

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JNL/PIMCO Real Return Fund - Class I(a)	JNL/PPM America Floating Rate Income Fund - Class A	JNL/PPM America Floating Rate Income Fund - Class I(a)	JNL/PPM America High Yield Bond Fund - Class A	JNL/PPM America High Yield Bond Fund - Class I(a)	JNL/PPM America Long Short Credit Fund - Class A	JNL/PPM America Long Short Credit Fund - Class I(a)
Investment Income
Dividends	$—	$44,828,824	$—	$95,764,172	$—	$592,963	$—
Expenses
Asset-based charges	62	19,017,963	38	23,287,584	69	158,637	1
Total expenses	62	19,017,963	38	23,287,584	69	158,637	1
Net investment income (loss)	(62)	25,810,861	(38)	72,476,588	(69)	434,326	(1)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	—	(2,083,383)	—	18,012,926	—	(266,006)	—
Net change in unrealized appreciation
(depreciation) on investments	704	(3,008,866)	285	5,861,199	1,116	244,784	14
Net realized and unrealized gain (loss)	704	(5,092,249)	285	23,874,125	1,116	(21,222)	14

Net change in net assets
from operations	$642	$20,718,612	$247	$96,350,713	$1,047	$413,104	$13

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.
32

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2017

	JNL/PPM America Mid Cap Value Fund - Class A	JNL/PPM America Mid Cap Value Fund - Class I	JNL/PPM America Small Cap Value Fund - Class A	JNL/PPM America Small Cap Value Fund - Class I	JNL/PPM America Total Return Fund - Class A	JNL/PPM America Total Return Fund - Class I	JNL/PPM America Value Equity Fund - Class A
Assets
Investments, at fair value^	$611,521,462	$45,706	$817,667,573	$133,502	$297,882,198	$118,756	$216,681,432
Receivables:
Investments in Fund shares sold	394,258	1	3,612,865	1	107,888	1	74,373
Investment Division units sold	274,120	—	418,508	52,189	175,402	97	133,333
Total assets	612,189,840	45,707	821,698,946	185,692	298,165,488	118,854	216,889,138

Liabilities
Payables:
Investments in Fund shares purchased	274,120	—	418,508	52,189	175,402	97	133,333
Investment Division units redeemed	371,760	—	3,580,902	—	97,178	—	65,912
Insurance fees due to Jackson	22,498	1	31,963	1	10,710	1	8,461
Total liabilities	668,378	1	4,031,373	52,190	283,290	98	207,706
Net assets	$611,521,462	$45,706	$817,667,573	$133,502	$297,882,198	$118,756	$216,681,432

^Investments in Funds, shares outstanding	38,802,123	2,878	53,864,794	8,563	24,927,381	9,929	9,085,175
^Investments in Funds, at cost	$549,592,286	$44,173	$668,166,958	$132,407	$297,623,628	$118,247	$172,220,698

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JNL/PPM America Mid Cap Value Fund - Class A	JNL/PPM America Mid Cap Value Fund - Class I(a)	JNL/PPM America Small Cap Value Fund - Class A	JNL/PPM America Small Cap Value Fund - Class I(a)	JNL/PPM America Total Return Fund - Class A	JNL/PPM America Total Return Fund - Class I(a)	JNL/PPM America Value Equity Fund - Class A
Investment Income
Dividends	$3,777,368	$—	$2,566,689	$—	$6,302,742	$—	$2,760,451
Expenses
Asset-based charges	8,787,929	16	10,744,967	20	3,704,844	54	3,059,045
Total expenses	8,787,929	16	10,744,967	20	3,704,844	54	3,059,045
Net investment income (loss)	(5,010,561)	(16)	(8,178,278)	(20)	2,597,898	(54)	(298,594)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	20,113,110	—	5,117,709	—	—	—	—
Investments	21,949,765	13	44,091,377	1	(145,586)	—	15,182,234
Net change in unrealized appreciation
(depreciation) on investments	24,009,969	1,533	62,137,551	1,095	5,399,271	509	10,779,792
Net realized and unrealized gain (loss)	66,072,844	1,546	111,346,637	1,096	5,253,685	509	25,962,026

Net change in net assets
from operations	$61,062,283	$1,530	$103,168,359	$1,076	$7,851,583	$455	$25,663,432

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.
33

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2017

	JNL/PPM America Value Equity Fund - Class I		JNL/S&P 4 Fund - Class A	JNL/S&P 4 Fund - Class I	JNL/S&P Competitive Advantage Fund - Class A	JNL/S&P Competitive Advantage Fund - Class I	JNL/S&P Dividend Income & Growth Fund - Class A
Assets
Investments, at fair value^	$—		$6,613,163,114	$825,623	$1,019,413,787	$8,779	$3,380,007,757
Receivables:
Investments in Fund shares sold	—		4,958,390	10	754,244	—	2,366,025
Investment Division units sold	—		1,763,147	—	408,340	—	1,351,723
Total assets	—		6,619,884,651	825,633	1,020,576,371	8,779	3,383,725,505

Liabilities
Payables:
Investments in Fund shares purchased	—		1,763,147	—	408,340	—	1,351,723
Investment Division units redeemed	—		4,712,840	—	715,088	—	2,237,215
Insurance fees due to Jackson	—		245,550	10	39,156	—	128,810
Total liabilities	—		6,721,537	10	1,162,584	—	3,717,748
Net assets	$—		$6,613,163,114	$825,623	$1,019,413,787	$8,779	$3,380,007,757

^Investments in Funds, shares outstanding	—		324,015,831	40,432	60,463,451	517	211,382,599
^Investments in Funds, at cost	$—		$5,376,859,523	$790,244	$935,927,031	$8,660	$3,097,206,030

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JNL/PPM America Value Equity Fund - Class I(a)	JNL/Red Rocks Listed Private Equity Fund - Class A(b)	JNL/S&P 4 Fund - Class A	JNL/S&P 4 Fund - Class I(a)	JNL/S&P Competitive Advantage Fund - Class A	JNL/S&P Competitive Advantage Fund - Class I(a)	JNL/S&P Dividend Income & Growth Fund - Class A
Investment Income
Dividends	$—	$16,612,614	$—	$—	$12,950,580	$—	$91,621,086
Expenses
Asset-based charges	—	4,170,562	89,588,567	326	13,898,800	2	48,844,726
Total expenses	—	4,170,562	89,588,567	326	13,898,800	2	48,844,726
Net investment income (loss)	—	12,442,052	(89,588,567)	(326)	(948,220)	(2)	42,776,360

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	3,697,409	—	—	7,278,695	—	193,533,121
Investments	—	24,890,506	181,339,070	11	(11,888,268)	—	86,030,865
Net change in unrealized appreciation
(depreciation) on investments	—	56,550,741	745,560,332	35,379	166,645,376	119	11,681,720
Net realized and unrealized gain (loss)	—	85,138,656	926,899,402	35,390	162,035,803	119	291,245,706

Net change in net assets
from operations	$—	$97,580,708	$837,310,835	$35,064	$161,087,583	$117	$334,022,066

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.
(b)	The period is from January 1, 2017 through September 25, 2017, the date the Fund was acquired. See Note 1. in the Notes to Financial Statements.

See notes to the financial statements.
34

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2017

	JNL/S&P Dividend Income & Growth Fund - Class I	JNL/S&P International 5 Fund - Class A	JNL/S&P International 5 Fund - Class I	JNL/S&P Intrinsic Value Fund - Class A	JNL/S&P Intrinsic Value Fund - Class I	JNL/S&P Managed Aggressive Growth Fund - Class A	JNL/S&P Managed Aggressive Growth Fund - Class I
Assets
Investments, at fair value^	$201,792	$43,562,655	$—	$774,040,540	$—	$2,070,472,910	$54,341
Receivables:
Investments in Fund shares sold	2	4,579	—	656,887	—	1,103,880	1
Investment Division units sold	20,000	420,323	—	247,577	—	789,398	—
Total assets	221,794	43,987,557	—	774,945,004	—	2,072,366,188	54,342

Liabilities
Payables:
Investments in Fund shares purchased	20,000	420,323	—	247,577	—	789,398	—
Investment Division units redeemed	—	3,377	—	627,394	—	1,023,482	—
Insurance fees due to Jackson	2	1,202	—	29,493	—	80,398	1
Total liabilities	20,002	424,902	—	904,464	—	1,893,278	1
Net assets	$201,792	$43,562,655	$—	$774,040,540	$—	$2,070,472,910	$54,341

^Investments in Funds, shares outstanding	12,449	3,778,201	—	52,835,532	—	93,222,553	2,444
^Investments in Funds, at cost	$200,246	$39,033,304	$—	$754,033,402	$—	$1,457,428,224	$53,143

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JNL/S&P Dividend Income & Growth Fund - Class I(a)	JNL/S&P International 5 Fund - Class A	JNL/S&P International 5 Fund - Class I(a)	JNL/S&P Intrinsic Value Fund - Class A	JNL/S&P Intrinsic Value Fund - Class I(a)	JNL/S&P Managed Aggressive Growth Fund - Class A	JNL/S&P Managed Aggressive Growth Fund - Class I(a)
Investment Income
Dividends	$—	$3,750,960	$—	$19,289,487	$—	$—	$—
Expenses
Asset-based charges	34	356,710	—	10,655,240	—	26,988,006	35
Total expenses	34	356,710	—	10,655,240	—	26,988,006	35
Net investment income (loss)	(34)	3,394,250	—	8,634,247	—	(26,988,006)	(35)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	2	956,049	—	(19,111,702)	—	74,930,007	—
Net change in unrealized appreciation
(depreciation) on investments	1,546	4,683,554	—	130,818,864	—	316,921,920	1,198
Net realized and unrealized gain (loss)	1,548	5,639,603	—	111,707,162	—	391,851,927	1,198

Net change in net assets
from operations	$1,514	$9,033,853	$—	$120,341,409	$—	$364,863,921	$1,163

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.
35

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2017

	JNL/S&P Managed Conservative Fund - Class A	JNL/S&P Managed Conservative Fund - Class I	JNL/S&P Managed Growth Fund - Class A	JNL/S&P Managed Growth Fund - Class I	JNL/S&P Managed Moderate Fund - Class A	JNL/S&P Managed Moderate Fund - Class I	JNL/S&P Managed Moderate Growth Fund - Class A
Assets
Investments, at fair value^	$1,354,151,012	$—	$5,274,868,860	$244,644	$3,023,011,930	$112,092	$5,895,637,141
Receivables:
Investments in Fund shares sold	769,081	—	2,325,396	3	743,091	1	1,848,699
Investment Division units sold	253,989	—	1,332,521	—	220,710	—	683,232
Total assets	1,355,174,082	—	5,278,526,777	244,647	3,023,975,731	112,093	5,898,169,072

Liabilities
Payables:
Investments in Fund shares purchased	253,989	—	1,332,521	—	220,710	—	683,232
Investment Division units redeemed	715,425	—	2,120,162	—	625,331	—	1,619,621
Insurance fees due to Jackson	53,656	—	205,234	3	117,760	1	229,078
Total liabilities	1,023,070	—	3,657,917	3	963,801	1	2,531,931
Net assets	$1,354,151,012	$—	$5,274,868,860	$244,644	$3,023,011,930	$112,092	$5,895,637,141

^Investments in Funds, shares outstanding	100,905,441	—	279,685,517	12,965	195,917,818	7,260	336,125,265
^Investments in Funds, at cost	$1,201,408,320	$—	$3,723,503,524	$242,594	$2,437,267,192	$110,360	$4,406,175,482

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JNL/S&P Managed Conservative Fund - Class A	JNL/S&P Managed Conservative Fund - Class I(a)	JNL/S&P Managed Growth Fund - Class A	JNL/S&P Managed Growth Fund - Class I(a)	JNL/S&P Managed Moderate Fund - Class A	JNL/S&P Managed Moderate Fund - Class I(a)	JNL/S&P Managed Moderate Growth Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	20,454,632	—	71,296,053	73	43,165,563	92	82,265,253
Total expenses	20,454,632	—	71,296,053	73	43,165,563	92	82,265,253
Net investment income (loss)	(20,454,632)	—	(71,296,053)	(73)	(43,165,563)	(92)	(82,265,253)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	34,390,352	—	206,075,725	—	88,591,601	1	212,468,379
Net change in unrealized appreciation
(depreciation) on investments	59,214,491	—	744,292,210	2,050	231,317,901	1,732	642,411,372
Net realized and unrealized gain (loss)	93,604,843	—	950,367,935	2,050	319,909,502	1,733	854,879,751

Net change in net assets
from operations	$73,150,211	$—	$879,071,882	$1,977	$276,743,939	$1,641	$772,614,498

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.
36

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2017

	JNL/S&P Managed Moderate Growth Fund - Class I	JNL/S&P Mid 3 Fund - Class A	JNL/S&P Mid 3 Fund - Class I	JNL/S&P Total Yield Fund - Class A	JNL/S&P Total Yield Fund - Class I	JNL/Scout Unconstrained Bond Fund - Class A	JNL/T. Rowe Price Capital Appreciation Fund - Class A
Assets
Investments, at fair value^	$845,132	$290,522,755	$7,228	$491,374,529	$19,944	$46,171,024	$2,095,782,445
Receivables:
Investments in Fund shares sold	10	362,234	—	312,751	—	913,069	1,265,069
Investment Division units sold	—	184,643	—	205,496	—	100	2,986,539
Total assets	845,142	291,069,632	7,228	491,892,776	19,944	47,084,193	2,100,034,053

Liabilities
Payables:
Investments in Fund shares purchased	—	184,643	—	205,496	—	100	2,986,539
Investment Division units redeemed	—	351,722	—	294,135	—	911,755	1,196,568
Insurance fees due to Jackson	10	10,512	—	18,616	—	1,314	68,501
Total liabilities	10	546,877	—	518,247	—	913,169	4,251,608
Net assets	$845,132	$290,522,755	$7,228	$491,374,529	$19,944	$46,171,024	$2,095,782,445

^Investments in Funds, shares outstanding	48,128	22,661,681	563	34,898,759	1,402	4,640,304	146,455,796
^Investments in Funds, at cost	$831,572	$255,501,293	$6,530	$475,300,752	$18,654	$45,666,909	$1,926,274,676

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JNL/S&P Managed Moderate Growth Fund - Class I(a)	JNL/S&P Mid 3 Fund - Class A	JNL/S&P Mid 3 Fund - Class I(a)	JNL/S&P Total Yield Fund - Class A	JNL/S&P Total Yield Fund - Class I(a)	JNL/Scout Unconstrained Bond Fund - Class A	JNL/T. Rowe Price Capital Appreciation Fund - Class A
Investment Income
Dividends	$—	$5,183,301	$—	$10,328,943	$—	$376,023	$11,175,904
Expenses
Asset-based charges	430	3,775,513	5	7,157,800	9	483,148	15,056,343
Total expenses	430	3,775,513	5	7,157,800	9	483,148	15,056,343
Net investment income (loss)	(430)	1,407,788	(5)	3,171,143	(9)	(107,125)	(3,880,439)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	12,273,904	—	308,962	12,885,979
Investments	5	6,021,623	3	(2,365,195)	—	228,051	12,788,453
Net change in unrealized appreciation
(depreciation) on investments	13,560	20,371,395	698	31,660,318	1,290	(136,360)	131,138,443
Net realized and unrealized gain (loss)	13,565	26,393,018	701	41,569,027	1,290	400,653	156,812,875

Net change in net assets
from operations	$13,135	$27,800,806	$696	$44,740,170	$1,281	$293,528	$152,932,436

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.
37

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2017

	JNL/T. Rowe Price Capital Appreciation Fund - Class I	JNL/T. Rowe Price Established Growth Fund - Class A	JNL/T. Rowe Price Established Growth Fund - Class I	JNL/T. Rowe Price Mid-Cap Growth Fund - Class A	JNL/T. Rowe Price Mid-Cap Growth Fund - Class I	JNL/T. Rowe Price Short-Term Bond Fund - Class A	JNL/T. Rowe Price Short-Term Bond Fund - Class I
Assets
Investments, at fair value^	$787,554	$5,403,324,860	$889,203	$4,606,566,954	$1,011,396	$936,682,070	$192,225
Receivables:
Investments in Fund shares sold	10	3,389,412	11	1,972,450	12	1,216,251	2
Investment Division units sold	97	5,761,503	—	3,046,786	10,000	255,555	10,000
Total assets	787,661	5,412,475,775	889,214	4,611,586,190	1,021,408	938,153,876	202,227

Liabilities
Payables:
Investments in Fund shares purchased	97	5,761,503	—	3,046,786	10,000	255,555	10,000
Investment Division units redeemed	—	3,186,152	—	1,795,917	—	1,181,472	—
Insurance fees due to Jackson	10	203,260	11	176,533	12	34,779	2
Total liabilities	107	9,150,915	11	5,019,236	10,012	1,471,806	10,002
Net assets	$787,554	$5,403,324,860	$889,203	$4,606,566,954	$1,011,396	$936,682,070	$192,225

^Investments in Funds, shares outstanding	54,997	122,858,683	19,647	97,452,231	20,519	95,579,803	19,436
^Investments in Funds, at cost	$781,286	$4,258,058,828	$883,472	$3,732,119,166	$1,000,015	$948,078,557	$192,380

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JNL/T. Rowe Price Capital Appreciation Fund - Class I(a)	JNL/T. Rowe Price Established Growth Fund - Class A	JNL/T. Rowe Price Established Growth Fund - Class I(a)	JNL/T. Rowe Price Mid-Cap Growth Fund - Class A	JNL/T. Rowe Price Mid-Cap Growth Fund - Class I(a)	JNL/T. Rowe Price Short-Term Bond Fund - Class A	JNL/T. Rowe Price Short-Term Bond Fund - Class I(a)
Investment Income
Dividends	$—	$2,541,429	$—	$—	$—	$13,447,979	$—
Expenses
Asset-based charges	362	61,451,689	336	57,369,112	402	13,018,647	99
Total expenses	362	61,451,689	336	57,369,112	402	13,018,647	99
Net investment income (loss)	(362)	(58,910,260)	(336)	(57,369,112)	(402)	429,332	(99)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	248,039,971	—	209,991,389	—	—	—
Investments	3	135,769,804	456	117,267,475	124	(1,940,638)	—
Net change in unrealized appreciation
(depreciation) on investments	6,268	836,223,417	5,731	542,491,357	11,381	(524,430)	(155)
Net realized and unrealized gain (loss)	6,271	1,220,033,192	6,187	869,750,221	11,505	(2,465,068)	(155)

Net change in net assets
from operations	$5,909	$1,161,122,932	$5,851	$812,381,109	$11,103	$(2,035,736)	$(254)

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.
38

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2017

	JNL/T. Rowe Price Value Fund - Class A	JNL/T. Rowe Price Value Fund - Class I	JNL/The Boston Company Equity Income Fund - Class A	JNL/The Boston Company Equity Income Fund - Class I	JNL/The London Company Focused U.S. Equity Fund - Class A	JNL/The London Company Focused U.S. Equity Fund - Class I	JNL/VanEck International Gold Fund - Class A
Assets
Investments, at fair value^	$1,950,172,150	$437,733	$147,953,900	$75,959	$23,511,725	$—	$56,368,898
Receivables:
Investments in Fund shares sold	900,716	5	9,700	1	42,734	—	163,167
Investment Division units sold	1,760,377	—	463,749	—	6,843	—	11,979
Total assets	1,952,833,243	437,738	148,427,349	75,960	23,561,302	—	56,544,044

Liabilities
Payables:
Investments in Fund shares purchased	1,760,377	—	463,749	—	6,843	—	11,979
Investment Division units redeemed	827,897	—	5,480	—	42,088	—	161,587
Insurance fees due to Jackson	72,819	5	4,220	1	646	—	1,580
Total liabilities	2,661,093	5	473,449	1	49,577	—	175,146
Net assets	$1,950,172,150	$437,733	$147,953,900	$75,959	$23,511,725	$—	$56,368,898

^Investments in Funds, shares outstanding	111,693,709	24,051	8,617,001	4,421	1,562,241	—	5,483,356
^Investments in Funds, at cost	$1,742,408,724	$437,004	$123,916,622	$76,107	$19,083,445	$—	$55,937,312

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JNL/T. Rowe Price Value Fund - Class A	JNL/T. Rowe Price Value Fund - Class I(a)	JNL/The Boston Company Equity Income Fund - Class A	JNL/The Boston Company Equity Income Fund - Class I(a)	JNL/The London Company Focused U.S. Equity Fund - Class A	JNL/The London Company Focused U.S. Equity Fund - Class I(a)	JNL/VanEck International Gold Fund - Class A
Investment Income
Dividends	$27,536,587	$—	$1,966,572	$—	$147,232	$—	$2,538,977
Expenses
Asset-based charges	23,168,956	100	1,319,169	4	214,853	—	599,378
Total expenses	23,168,956	100	1,319,169	4	214,853	—	599,378
Net investment income (loss)	4,367,631	(100)	647,403	(4)	(67,621)	—	1,939,599

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	73,386,711	—	2,435,312	—	—	—	—
Investments	22,552,887	2	3,721,642	—	648,516	—	212,375
Net change in unrealized appreciation
(depreciation) on investments	168,079,409	729	11,023,430	(148)	2,680,885	—	3,549,891
Net realized and unrealized gain (loss)	264,019,007	731	17,180,384	(148)	3,329,401	—	3,762,266

Net change in net assets
from operations	$268,386,638	$631	$17,827,787	$(152)	$3,261,780	$—	$5,701,865

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.
39

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2017

	JNL/Vanguard Capital Growth Fund - Class A	JNL/Vanguard Capital Growth Fund - Class I	JNL/Vanguard Equity Income Fund - Class A	JNL/Vanguard Equity Income Fund - Class I	JNL/Vanguard Global Bond Market Index Fund - Class A	JNL/Vanguard Global Bond Market Index Fund - Class I	JNL/Vanguard Growth Allocation Fund - Class A
Assets
Investments, at fair value^	$66,403,628	$112,775	$24,477,111	$280,425	$11,762,694	$15,233	$39,622,993
Receivables:
Investments in Fund shares sold	11,593	1	1,236	3	25,284	—	1,699
Investment Division units sold	2,711,134	—	240,906	69,863	198,412	—	724,599
Total assets	69,126,355	112,776	24,719,253	350,291	11,986,390	15,233	40,349,291

Liabilities
Payables:
Investments in Fund shares purchased	2,711,134	—	240,906	69,863	198,412	—	724,599
Investment Division units redeemed	9,231	—	349	—	24,887	—	356
Insurance fees due to Jackson	2,362	1	887	3	397	—	1,343
Total liabilities	2,722,727	1	242,142	69,866	223,696	—	726,298
Net assets	$66,403,628	$112,775	$24,477,111	$280,425	$11,762,694	$15,233	$39,622,993

^Investments in Funds, shares outstanding	6,148,484	10,423	2,294,012	26,232	1,170,417	1,514	3,777,216
^Investments in Funds, at cost	$64,058,992	$110,700	$23,879,687	$279,384	$11,738,015	$15,175	$38,844,038

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JNL/Vanguard Capital Growth Fund - Class A(a)	JNL/Vanguard Capital Growth Fund - Class I(a)	JNL/Vanguard Equity Income Fund - Class A(a)	JNL/Vanguard Equity Income Fund - Class I(a)	JNL/Vanguard Global Bond Market Index Fund - Class A(a)	JNL/Vanguard Global Bond Market Index Fund - Class I(a)	JNL/Vanguard Growth Allocation Fund - Class A(a)
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	141,715	32	34,075	41	18,518	13	55,357
Total expenses	141,715	32	34,075	41	18,518	13	55,357
Net investment income (loss)	(141,715)	(32)	(34,075)	(41)	(18,518)	(13)	(55,357)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	67,588	1	19,482	1,062	1,063	—	9,609
Net change in unrealized appreciation
(depreciation) on investments	2,344,636	2,075	597,424	1,041	24,679	58	778,955
Net realized and unrealized gain (loss)	2,412,224	2,076	616,906	2,103	25,742	58	788,564

Net change in net assets
from operations	$2,270,509	$2,044	$582,831	$2,062	$7,224	$45	$733,207

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.
40

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2017

	JNL/Vanguard Growth Allocation Fund - Class I	JNL/Vanguard International Fund - Class A	JNL/Vanguard International Fund - Class I	JNL/Vanguard International Stock Market Index Fund - Class A	JNL/Vanguard International Stock Market Index Fund - Class I	JNL/Vanguard Moderate Allocation Fund - Class A	JNL/Vanguard Moderate Allocation Fund - Class I
Assets
Investments, at fair value^	$801,408	$73,360,180	$208,805	$114,722,599	$188,784	$28,653,159	$135,297
Receivables:
Investments in Fund shares sold	10	166,411	2	53,495	2	71,222	2
Investment Division units sold	—	1,730,285	52,506	457,763	—	592,945	—
Total assets	801,418	75,256,876	261,313	115,233,857	188,786	29,317,326	135,299

Liabilities
Payables:
Investments in Fund shares purchased	—	1,730,285	52,506	457,763	—	592,945	—
Investment Division units redeemed	—	163,732	—	48,737	—	70,230	—
Insurance fees due to Jackson	10	2,679	2	4,758	2	992	2
Total liabilities	10	1,896,696	52,508	511,258	2	664,167	2
Net assets	$801,408	$73,360,180	$208,805	$114,722,599	$188,784	$28,653,159	$135,297

^Investments in Funds, shares outstanding	76,252	7,094,795	20,194	10,978,239	18,065	2,800,895	13,213
^Investments in Funds, at cost	$784,502	$72,244,713	$206,479	$111,533,158	$182,641	$28,355,930	$134,470

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JNL/Vanguard Growth Allocation Fund - Class I(a)	JNL/Vanguard International Fund - Class A(a)	JNL/Vanguard International Fund - Class I(a)	JNL/Vanguard International Stock Market Index Fund - Class A(a)	JNL/Vanguard International Stock Market Index Fund - Class I(a)	JNL/Vanguard Moderate Allocation Fund - Class A(a)	JNL/Vanguard Moderate Allocation Fund - Class I(a)
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	412	130,240	39	311,562	125	42,720	52
Total expenses	412	130,240	39	311,562	125	42,720	52
Net investment income (loss)	(412)	(130,240)	(39)	(311,562)	(125)	(42,720)	(52)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	4	15,296	—	29,858	2	4,348	—
Net change in unrealized appreciation
(depreciation) on investments	16,906	1,115,467	2,326	3,189,441	6,143	297,229	827
Net realized and unrealized gain (loss)	16,910	1,130,763	2,326	3,219,299	6,145	301,577	827

Net change in net assets
from operations	$16,498	$1,000,523	$2,287	$2,907,737	$6,020	$258,857	$775

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.
41

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2017

	JNL/Vanguard Moderate Growth Allocation Fund - Class A	JNL/Vanguard Moderate Growth Allocation Fund - Class I	JNL/Vanguard Small Company Growth Fund - Class A	JNL/Vanguard Small Company Growth Fund - Class I	JNL/Vanguard U.S. Stock Market Index Fund - Class A	JNL/Vanguard U.S. Stock Market Index Fund - Class I	JNL/WCM Focused International Equity Fund - Class A
Assets
Investments, at fair value^	$45,148,961	$339,990	$52,017,854	$97,791	$47,661,113	$101,928	$31,124,258
Receivables:
Investments in Fund shares sold	1,817	4	2,856,709	1	73,322	1	59,613
Investment Division units sold	1,058,057	—	174,454	10,000	599,135	49	406,320
Total assets	46,208,835	339,994	55,049,017	107,792	48,333,570	101,978	31,590,191

Liabilities
Payables:
Investments in Fund shares purchased	1,058,057	—	174,454	10,000	599,135	49	406,320
Investment Division units redeemed	281	—	2,854,673	—	71,599	—	58,760
Insurance fees due to Jackson	1,536	4	2,036	1	1,723	1	853
Total liabilities	1,059,874	4	3,031,163	10,001	672,457	50	465,933
Net assets	$45,148,961	$339,990	$52,017,854	$97,791	$47,661,113	$101,928	$31,124,258

^Investments in Funds, shares outstanding	4,353,805	32,754	4,843,376	9,097	4,450,151	9,508	2,155,420
^Investments in Funds, at cost	$44,411,760	$333,444	$50,357,449	$97,387	$46,514,593	$100,977	$26,456,415

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JNL/Vanguard Moderate Growth Allocation Fund - Class A(a)	JNL/Vanguard Moderate Growth Allocation Fund - Class I(a)	JNL/Vanguard Small Company Growth Fund - Class A(a)	JNL/Vanguard Small Company Growth Fund - Class I(a)	JNL/Vanguard U.S. Stock Market Index Fund - Class A(a)	JNL/Vanguard U.S. Stock Market Index Fund - Class I(a)	JNL/WCM Focused International Equity Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$81,689
Expenses
Asset-based charges	66,150	245	137,309	9	68,094	25	224,445
Total expenses	66,150	245	137,309	9	68,094	25	224,445
Net investment income (loss)	(66,150)	(245)	(137,309)	(9)	(68,094)	(25)	(142,756)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	20,641
Investments	6,611	2	(61,328)	—	15,786	1	607,076
Net change in unrealized appreciation
(depreciation) on investments	737,201	6,546	1,660,405	404	1,146,520	951	4,745,664
Net realized and unrealized gain (loss)	743,812	6,548	1,599,077	404	1,162,306	952	5,373,381

Net change in net assets
from operations	$677,662	$6,303	$1,461,768	$395	$1,094,212	$927	$5,230,625

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.
42

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2017

	JNL/WCM Focused International Equity Fund - Class I	JNL/Westchester Capital Event Driven Fund - Class A	JNL/Westchester Capital Event Driven Fund - Class I	JNL/WMC Balanced Fund - Class A	JNL/WMC Balanced Fund - Class I	JNL/WMC Government Money Market Fund - Class A	JNL/WMC Government Money Market Fund - Class I
Assets
Investments, at fair value^	$26,374	$4,476,286	$4,661	$7,348,459,381	$1,108,819	$1,125,631,375	$882,968
Receivables:
Investments in Fund shares sold	—	163,713	—	3,797,618	14	1,412,764	11
Investment Division units sold	15,000	16,930	—	5,125,517	—	531,833	—
Total assets	41,374	4,656,929	4,661	7,357,382,516	1,108,833	1,127,575,972	882,979

Liabilities
Payables:
Investments in Fund shares purchased	15,000	16,930	—	5,125,517	—	531,833	—
Investment Division units redeemed	—	163,584	—	3,528,668	—	1,370,603	—
Insurance fees due to Jackson	—	129	—	268,950	14	42,161	11
Total liabilities	15,000	180,643	—	8,923,135	14	1,944,597	11
Net assets	$26,374	$4,476,286	$4,661	$7,348,459,381	$1,108,819	$1,125,631,375	$882,968

^Investments in Funds, shares outstanding	1,824	447,629	465	305,930,865	44,801	1,125,631,375	882,968
^Investments in Funds, at cost	$26,039	$4,371,778	$4,599	$6,398,719,682	$1,097,642	$1,125,631,375	$882,968

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JNL/WCM Focused International Equity Fund - Class I(a)	JNL/Westchester Capital Event Driven Fund - Class A	JNL/Westchester Capital Event Driven Fund - Class I(a)	JNL/WMC Balanced Fund - Class A	JNL/WMC Balanced Fund - Class I(a)	JNL/WMC Government Money Market Fund - Class A	JNL/WMC Government Money Market Fund - Class I(a)
Investment Income
Dividends	$—	$101,863	$—	$95,863,175	$—	$1,517,299	$721
Expenses
Asset-based charges	8	40,829	1	90,949,656	330	17,711,180	323
Total expenses	8	40,829	1	90,949,656	330	17,711,180	323
Net investment income (loss)	(8)	61,034	(1)	4,913,519	(330)	(16,193,881)	398

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	151,631,591	—	—	—
Investments	—	35,456	—	112,440,727	17	—	—
Net change in unrealized appreciation
(depreciation) on investments	335	69,558	62	438,190,678	11,177	—	—
Net realized and unrealized gain (loss)	335	105,014	62	702,262,996	11,194	—	—

Net change in net assets
from operations	$327	$166,048	$61	$707,176,515	$10,864	$(16,193,881)	$398

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.
43

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2017

	JNL/WMC Value Fund - Class A	JNL/WMC Value Fund - Class I
Assets
Investments, at fair value^	$784,224,180	$101,843
Receivables:
Investments in Fund shares sold	470,018	1
Investment Division units sold	5,042,211	—
Total assets	789,736,409	101,844

Liabilities
Payables:
Investments in Fund shares purchased	5,042,211	—
Investment Division units redeemed	439,687	—
Insurance fees due to Jackson	30,331	1
Total liabilities	5,512,229	1
Net assets	$784,224,180	$101,843

^Investments in Funds, shares outstanding	32,035,301	4,051
^Investments in Funds, at cost	$686,798,004	$100,052

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2017

	JNL/WMC Value Fund - Class A	JNL/WMC Value Fund - Class I(a)
Investment Income
Dividends	$12,311,432	$—
Expenses
Asset-based charges	10,543,323	28
Total expenses	10,543,323	28
Net investment income (loss)	1,768,109	(28)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	41,075,456	—
Investments	20,187,840	148
Net change in unrealized appreciation
(depreciation) on investments	31,439,568	1,791
Net realized and unrealized gain (loss)	92,702,864	1,939

Net change in net assets
from operations	$94,470,973	$1,911

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.
44

Jackson National Separate Account I
Statement of Changes in Net Assets
December 31, 2017

	JG - Equity 100 Fund(a)	JG - Fixed Income 100 Fund(a)	JG - Growth Fund(a)	JG - Maximum Growth Fund(a)	JG - Moderate Growth Fund(a)	JNL Aggressive Growth Allocation Fund - Class A	JNL Aggressive Growth Allocation Fund - Class I(b)
Operations
Net investment income (loss)	$(604,756)	$(496,875)	$(2,037,982)	$(1,711,301)	$(6,167,169)	$(14,652,818)	$(133)
Net realized gain (loss) on investments	11,789,623	2,920,660	38,757,399	35,229,831	95,594,659	22,644,671	2
Net change in unrealized appreciation
(depreciation) on investments	544,179	(307,647)	(7,368,767)	(4,361,095)	(15,521,985)	178,976,269	5,897
Net change in net assets
from operations	11,729,046	2,116,138	29,350,650	29,157,435	73,905,505	186,968,122	5,766

Contract transactions[1]
Purchase payments	3,652,108	5,717,655	19,599,767	8,756,600	26,713,013	87,923,011	259,833
Surrenders and terminations	(2,970,191)	(3,075,051)	(7,897,940)	(8,241,104)	(31,657,692)	(52,529,883)	—
Transfers between Investment Divisions	(88,479,746)	(70,657,670)	(300,522,272)	(248,425,666)	(870,023,307)	393,584,503	165
Contract owner charges	(39,073)	(30,552)	(194,715)	(192,423)	(479,146)	(12,872,917)	—
Net change in net assets
from contract transaction	(87,836,902)	(68,045,618)	(289,015,160)	(248,102,593)	(875,447,132)	416,104,714	259,998

Net change in net assets	(76,107,856)	(65,929,480)	(259,664,510)	(218,945,158)	(801,541,627)	603,072,836	265,764

Net assets beginning of year	76,107,856	65,929,480	259,664,510	218,945,158	801,541,627	833,490,775	—

Net assets end of year	$—	$—	$—	$—	$—	$1,436,563,611	$265,764

[1]Contract unit transactions
Units outstanding at beginning of year	5,493,498	6,711,541	22,486,061	16,942,099	65,961,127	68,989,571	—
Units issued	634,007	914,840	2,108,824	1,425,044	3,777,691	41,015,310	20,517
Units redeemed	(6,127,505)	(7,626,381)	(24,594,885)	(18,367,143)	(69,738,818)	(11,857,365)	—
Units outstanding at end of year	—	—	—	—	—	98,147,516	20,517
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$9,641,641	$9,191,673	$25,696,461	$19,777,917	$48,243,628	$575,812,969	$259,998
Proceeds from sales	$98,083,299	$77,734,166	$316,749,603	$269,591,811	$929,857,929	$174,361,072	$133

(a)	The period is from January 1, 2017 through September 25, 2017, the date the Fund was acquired. See Note 1. in the Notes to Financial Statements.
(b)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.
See notes to the financial statements.
45

Jackson National Separate Account I
Statement of Changes in Net Assets
December 31, 2017

	JNL Alt 65 Fund - Class A(a)	JNL Conservative Allocation Fund - Class A	JNL Conservative Allocation Fund - Class I(b)	JNL Growth Allocation Fund - Class A	JNL Growth Allocation Fund - Class I(b)	JNL Institutional Alt 100 Fund - Class A	JNL Institutional Alt 25 Fund - Class A
Operations
Net investment income (loss)	$(5,057,379)	$(1,788,416)	$(4)	$(27,081,339)	$(200)	$(3,452,185)	$(26,357,408)
Net realized gain (loss) on investments	6,326,676	1,729,838	—	42,930,700	2	(2,129,718)	20,769,036
Net change in unrealized appreciation
(depreciation) on investments	25,416,744	10,332,726	50	289,176,208	9,769	18,548,077	231,074,250
Net change in net assets
from operations	26,686,041	10,274,148	46	305,025,569	9,571	12,966,174	225,485,878

Contract transactions[1]
Purchase payments	4,272,511	25,746,480	5,268	132,824,183	606,497	11,851,671	31,569,760
Surrenders and terminations	(30,022,735)	(12,175,447)	—	(114,155,640)	—	(24,019,624)	(118,254,424)
Transfers between Investment Divisions	(525,740,016)	77,139,289	848	317,019,088	4,992	(52,026,713)	1,610,183,658
Contract owner charges	(4,024,750)	(99,654)	—	(24,669,801)	—	(329,456)	(26,306,399)
Net change in net assets
from contract transaction	(555,514,990)	90,610,668	6,116	311,017,830	611,489	(64,524,122)	1,497,192,595

Net change in net assets	(528,828,949)	100,884,816	6,162	616,043,399	621,060	(51,557,948)	1,722,678,473

Net assets beginning of year	528,828,949	136,743,948	—	1,731,173,686	—	366,873,846	1,429,520,271

Net assets end of year	$—	$237,628,764	$6,162	$2,347,217,085	$621,060	$315,315,898	$3,152,198,744

[1]Contract unit transactions
Units outstanding at beginning of year	30,672,704	12,640,186	—	133,728,794	—	36,086,330	84,713,463
Units issued	1,408,213	11,169,425	520	40,754,235	45,823	2,035,720	98,127,199
Units redeemed	(32,080,917)	(3,227,784)	—	(20,617,180)	(1)	(8,291,421)	(17,183,303)
Units outstanding at end of year	—	20,581,827	520	153,865,849	45,822	29,830,629	165,657,359
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$25,241,102	$126,995,679	$6,116	$600,342,732	$611,497	$21,092,595	$1,806,701,267
Proceeds from sales	$585,813,471	$38,173,428	$4	$316,406,240	$208	$89,068,903	$335,866,081

(a)	The period is from January 1, 2017 through September 25, 2017, the date the Fund was acquired. See Note 1. in the Notes to Financial Statements.
(b)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.
46

Jackson National Separate Account I
Statement of Changes in Net Assets
December 31, 2017

	JNL Institutional Alt 25 Fund - Class I(a)	JNL Institutional Alt 35 Fund - Class A(b)	JNL Institutional Alt 50 Fund - Class A	JNL Institutional Alt 50 Fund - Class I(a)	JNL Interest Rate Opportunities Fund - Class A	JNL Moderate Allocation Fund - Class A	JNL Moderate Allocation Fund - Class I(a)
Operations
Net investment income (loss)	$(24)	$(18,057,212)	$(35,694,932)	$(17)	$(391,360)	$(4,416,285)	$(94)
Net realized gain (loss) on investments	—	146,884,342	23,069,038	—	45,256	4,701,736	—
Net change in unrealized appreciation
(depreciation) on investments	1,136	1,251,436	229,749,574	464	1,484,048	37,128,840	1,516
Net change in net assets
from operations	1,112	130,078,566	217,123,680	447	1,137,944	37,414,291	1,422

Contract transactions[1]
Purchase payments	112,372	21,917,588	58,372,767	113,647	2,337,603	36,147,064	547,465
Surrenders and terminations	—	(84,331,056)	(163,039,770)	—	(3,040,922)	(32,969,238)	(54)
Transfers between Investment Divisions	(1)	(1,845,687,334)	234,185,416	772	(936,924)	(9,895,921)	2,348
Contract owner charges	—	(18,208,710)	(34,914,097)	—	(29,757)	(418,916)	—
Net change in net assets
from contract transaction	112,371	(1,926,309,512)	94,604,316	114,419	(1,670,000)	(7,137,011)	549,759

Net change in net assets	113,483	(1,796,230,946)	311,727,996	114,866	(532,056)	30,277,280	551,181

Net assets beginning of year	—	1,796,230,946	2,464,155,117	—	37,744,344	413,769,071	—

Net assets end of year	$113,483	$—	$2,775,883,113	$114,866	$37,212,288	$444,046,351	$551,181

[1]Contract unit transactions
Units outstanding at beginning of year	—	104,963,502	145,766,621	—	3,926,855	34,266,532	—
Units issued	6,657	3,138,867	35,285,156	6,709	569,664	4,774,888	41,939
Units redeemed	—	(108,102,369)	(30,721,337)	—	(742,620)	(5,384,762)	(4)
Units outstanding at end of year	6,657	—	150,330,440	6,709	3,753,899	33,656,658	41,935
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$112,372	$56,161,618	$636,425,030	$114,421	$5,597,471	$60,905,870	$549,813
Proceeds from sales	$25	$2,000,528,342	$577,515,646	$19	$7,658,831	$72,459,165	$148

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.
(b)	The period is from January 1, 2017 through September 25, 2017, the date the Fund was acquired. See Note 1. in the Notes to Financial Statements.

See notes to the financial statements.
47

Jackson National Separate Account I
Statement of Changes in Net Assets
December 31, 2017

	JNL Moderate Growth Allocation Fund - Class A	JNL Moderate Growth Allocation Fund - Class I(a)	JNL Multi-Manager Alternative Fund - Class A	JNL Multi-Manager Mid Cap Fund - Class A	JNL Multi-Manager Mid Cap Fund - Class I(a)	JNL Multi-Manager Small Cap Growth Fund - Class A	JNL Multi-Manager Small Cap Growth Fund - Class I(a)
Operations
Net investment income (loss)	$(22,070,271)	$—	$(45,721)	$(378,663)	$(11)	$(14,887,659)	$(28)
Net realized gain (loss) on investments	27,196,669	—	88,509	537,063	—	(2,487,650)	459
Net change in unrealized appreciation
(depreciation) on investments	188,918,605	—	488,128	4,306,990	688	253,860,846	531
Net change in net assets
from operations	194,045,003	—	530,916	4,465,390	677	236,485,537	962

Contract transactions[1]
Purchase payments	88,341,313	—	2,343,220	20,323,596	34,464	60,243,168	65,506
Surrenders and terminations	(103,702,575)	—	(331,976)	(1,325,267)	—	(64,672,160)	—
Transfers between Investment Divisions	838,566,103	—	719,315	23,640,636	—	60,936,949	787
Contract owner charges	(18,115,938)	—	(8,765)	(338,301)	—	(12,889,051)	—
Net change in net assets
from contract transaction	805,088,903	—	2,721,794	42,300,664	34,464	43,618,906	66,293

Net change in net assets	999,133,906	—	3,252,710	46,766,054	35,141	280,104,443	67,255

Net assets beginning of year	1,326,898,624	—	8,634,713	9,406,814	—	914,390,622	—

Net assets end of year	$2,326,032,530	$—	$11,887,423	$56,172,868	$35,141	$1,194,495,065	$67,255

[1]Contract unit transactions
Units outstanding at beginning of year	99,540,099	—	903,252	884,768	—	23,662,793	—
Units issued	68,337,482	—	581,768	4,572,328	2,846	5,462,615	1,562
Units redeemed	(15,846,390)	—	(304,484)	(843,990)	—	(4,600,402)	(583)
Units outstanding at end of year	152,031,191	—	1,180,536	4,613,106	2,846	24,525,006	979
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$1,031,719,870	$—	$5,775,400	$52,065,278	$34,464	$241,730,062	$106,132
Proceeds from sales	$248,701,239	$—	$3,099,328	$10,036,882	$11	$212,998,815	$39,867

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.
48

Jackson National Separate Account I
Statement of Changes in Net Assets
December 31, 2017

	JNL Multi-Manager Small Cap Value Fund - Class A	JNL Multi-Manager Small Cap Value Fund - Class I(a)	JNL Real Assets Fund - Class A	JNL S&P 500 Index Fund - Class I(a)	JNL Tactical ETF Growth Fund - Class A	JNL Tactical ETF Growth Fund - Class I(a)	JNL Tactical ETF Moderate Fund - Class A
Operations
Net investment income (loss)	$(4,909,518)	$(21)	$(123,728)	$(190)	$483,356	$(2)	$483,077
Net realized gain (loss) on investments	38,362,136	319	(45,916)	157	2,211,110	—	1,171,562
Net change in unrealized appreciation
(depreciation) on investments	22,878,199	1,073	779,321	7,816	27,437,246	95	9,116,418
Net change in net assets
from operations	56,330,817	1,371	609,677	7,783	30,131,712	93	10,771,057

Contract transactions[1]
Purchase payments	42,624,759	53,620	1,107,069	568,575	19,211,021	26,700	14,504,461
Surrenders and terminations	(37,415,953)	—	(544,648)	—	(8,588,905)	—	(7,240,034)
Transfers between Investment Divisions	(41,603,445)	(6)	(2,659,829)	151,663	(1,265,767)	—	1,503,339
Contract owner charges	(6,927,345)	—	(7,760)	—	(95,893)	—	(47,720)
Net change in net assets
from contract transaction	(43,321,984)	53,614	(2,105,168)	720,238	9,260,456	26,700	8,720,046

Net change in net assets	13,008,833	54,985	(1,495,491)	728,021	39,392,168	26,793	19,491,103

Net assets beginning of year	629,858,586	—	13,156,219	—	159,685,032	—	102,351,539

Net assets end of year	$642,867,419	$54,985	$11,660,728	$728,021	$199,077,200	$26,793	$121,842,642

[1]Contract unit transactions
Units outstanding at beginning of year	31,109,316	—	1,408,390	—	11,759,236	—	8,798,091
Units issued	5,475,292	3,529	272,019	72,568	2,280,994	1,863	2,348,821
Units redeemed	(7,694,842)	(1,501)	(494,681)	(4,702)	(1,633,308)	—	(1,660,026)
Units outstanding at end of year	28,889,766	2,028	1,185,728	67,866	12,406,922	1,863	9,486,886
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$146,537,137	$93,312	$2,609,603	$769,131	$35,764,121	$26,700	$30,641,591
Proceeds from sales	$166,731,566	$39,719	$4,838,500	$49,084	$26,020,309	$2	$21,438,468

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.
49

Jackson National Separate Account I
Statement of Changes in Net Assets
December 31, 2017

	JNL Tactical ETF Moderate Fund - Class I(a)	JNL Tactical ETF Moderate Growth Fund - Class A	JNL Tactical ETF Moderate Growth Fund - Class I(a)	JNL/AB Dynamic Asset Allocation Fund - Class A	JNL/American Funds Balanced Fund - Class A	JNL/American Funds Balanced Fund - Class I(a)	JNL/American Funds Blue Chip Income and Growth Fund - Class A
Operations
Net investment income (loss)	$—	$995,810	$(3)	$391,610	$(1,184,654)	$(91)	$(41,550,917)
Net realized gain (loss) on investments	—	2,978,217	—	523,136	14,263,112	1	123,015,296
Net change in unrealized appreciation
(depreciation) on investments	—	28,981,406	11	3,576,373	58,241,054	2,750	335,274,777
Net change in net assets
from operations	—	32,955,433	8	4,491,119	71,319,512	2,660	416,739,156

Contract transactions[1]
Purchase payments	—	27,494,671	77,262	3,096,597	159,691,934	424,715	289,255,633
Surrenders and terminations	—	(14,911,192)	—	(1,898,808)	(41,952,278)	(41)	(165,400,338)
Transfers between Investment Divisions	—	(6,484,165)	3	(4,362,829)	105,436,684	3,294	(12,367,320)
Contract owner charges	—	(140,055)	—	(26,379)	(5,877,368)	(12)	(37,450,038)
Net change in net assets
from contract transaction	—	5,959,259	77,265	(3,191,419)	217,298,972	427,956	74,037,937

Net change in net assets	—	38,914,692	77,273	1,299,700	288,618,484	430,616	490,777,093

Net assets beginning of year	—	224,102,370	—	32,915,503	434,844,247	—	2,709,921,993

Net assets end of year	$—	$263,017,062	$77,273	$34,215,203	$723,462,731	$430,616	$3,200,699,086

[1]Contract unit transactions
Units outstanding at beginning of year	—	17,579,722	—	3,221,532	30,931,627	—	146,918,350
Units issued	—	3,358,464	5,692	458,423	19,909,545	19,935	30,836,471
Units redeemed	—	(2,930,710)	—	(761,687)	(6,457,927)	(4)	(27,105,536)
Units outstanding at end of year	—	18,007,476	5,692	2,918,268	44,383,245	19,931	150,649,285
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$—	$49,168,126	$77,265	$5,769,603	$329,678,633	$428,032	$599,533,584
Proceeds from sales	$—	$42,213,058	$3	$8,569,413	$104,468,187	$168	$567,046,565

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.
50

Jackson National Separate Account I
Statement of Changes in Net Assets
December 31, 2017

	JNL/American Funds Blue Chip Income and Growth Fund - Class I(a)	JNL/American Funds Global Bond Fund - Class A	JNL/American Funds Global Bond Fund - Class I(a)	JNL/American Funds Global Growth Fund - Class A	JNL/American Funds Global Growth Fund - Class I(a)	JNL/American Funds Global Small Capitalization Fund - Class A	JNL/American Funds Global Small Capitalization Fund - Class I(a)
Operations
Net investment income (loss)	$(23)	$(5,128,463)	$(59)	$(417,693)	$(53)	$(6,718,353)	$(100)
Net realized gain (loss) on investments	1	(1,408,231)	—	9,522,138	—	92,787,344	—
Net change in unrealized appreciation
(depreciation) on investments	2,257	28,849,753	979	20,918,776	2,201	31,206,090	1,650
Net change in net assets
from operations	2,235	22,313,059	920	30,023,221	2,148	117,275,081	1,550

Contract transactions[1]
Purchase payments	144,106	34,009,312	153,603	22,998,060	254,772	61,243,415	214,626
Surrenders and terminations	—	(33,523,343)	—	(5,220,426)	—	(26,538,295)	(28)
Transfers between Investment Divisions	(344)	30,519,142	833	24,449,996	(51)	32,669,467	9,005
Contract owner charges	—	(5,957,107)	—	(77,006)	—	(7,143,538)	—
Net change in net assets
from contract transaction	143,762	25,048,004	154,436	42,150,624	254,721	60,231,049	223,603

Net change in net assets	145,997	47,361,063	155,356	72,173,845	256,869	177,506,130	225,153

Net assets beginning of year	—	445,048,060	—	85,586,114	—	465,842,540	—

Net assets end of year	$145,997	$492,409,123	$155,356	$157,759,959	$256,869	$643,348,670	$225,153

[1]Contract unit transactions
Units outstanding at beginning of year	—	44,159,311	—	7,364,434	—	36,468,855	—
Units issued	6,083	11,657,197	12,916	4,759,948	17,602	10,138,560	12,597
Units redeemed	—	(9,376,826)	—	(1,663,538)	—	(5,979,492)	(2)
Units outstanding at end of year	6,083	46,439,682	12,916	10,460,844	17,602	40,627,923	12,595
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$143,762	$123,727,632	$154,436	$72,467,843	$254,720	$231,338,118	$223,631
Proceeds from sales	$23	$103,808,091	$59	$24,187,853	$53	$93,432,475	$127

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.
51

Jackson National Separate Account I
Statement of Changes in Net Assets
December 31, 2017

	JNL/American Funds Growth Allocation Fund - Class A	JNL/American Funds Growth Allocation Fund - Class I(a)	JNL/American Funds Growth Fund - Class A	JNL/American Funds Growth Fund - Class I(a)	JNL/American Funds Growth-Income Fund - Class A	JNL/American Funds Growth-Income Fund - Class I(a)	JNL/American Funds International Fund - Class A
Operations
Net investment income (loss)	$(22,670,865)	$(65)	$(2,959,418)	$(76)	$(63,187,475)	$(610)	$(9,605,080)
Net realized gain (loss) on investments	30,169,669	—	8,484,492	1	128,684,903	13	107,057,244
Net change in unrealized appreciation
(depreciation) on investments	269,997,412	2,106	59,925,663	3,046	793,295,103	29,571	264,990,737
Net change in net assets
from operations	277,496,216	2,041	65,450,737	2,971	858,792,531	28,974	362,442,901

Contract transactions[1]
Purchase payments	299,513,599	247,771	47,123,628	470,653	837,302,639	950,223	207,977,060
Surrenders and terminations	(72,007,747)	—	(13,410,607)	—	(222,157,369)	—	(68,617,385)
Transfers between Investment Divisions	211,684,101	17,657	32,440,626	(195)	299,611,684	9,386	397,353,428
Contract owner charges	(20,965,276)	—	(163,709)	—	(54,330,672)	(38)	(16,615,783)
Net change in net assets
from contract transaction	418,224,677	265,428	65,989,938	470,458	860,426,282	959,571	520,097,320

Net change in net assets	695,720,893	267,469	131,440,675	473,429	1,719,218,813	988,545	882,540,221

Net assets beginning of year	1,298,868,379	—	214,677,331	—	3,816,910,553	—	1,038,030,928

Net assets end of year	$1,994,589,272	$267,469	$346,118,006	$473,429	$5,536,129,366	$988,545	$1,920,571,149

[1]Contract unit transactions
Units outstanding at beginning of year	97,906,269	—	13,030,642	—	213,016,158	—	90,574,479
Units issued	42,051,132	16,378	5,674,607	22,046	71,525,722	40,753	52,518,730
Units redeemed	(13,746,952)	—	(2,111,094)	—	(28,015,215)	(2)	(14,265,207)
Units outstanding at end of year	126,210,449	16,378	16,594,155	22,046	256,526,665	40,751	128,828,002
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$618,838,249	$265,434	$106,279,121	$470,458	$1,413,618,820	$959,609	$805,406,676
Proceeds from sales	$223,284,436	$72	$43,248,601	$76	$616,380,012	$648	$212,900,230

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.
52

Jackson National Separate Account I
Statement of Changes in Net Assets
December 31, 2017

	JNL/American Funds International Fund - Class I(a)	JNL/American Funds Moderate Growth Allocation Fund - Class A	JNL/American Funds Moderate Growth Allocation Fund - Class I(a)	JNL/American Funds New World Fund - Class A	JNL/American Funds New World Fund - Class I(a)	JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class A	JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class I(a)
Operations
Net investment income (loss)	$(84)	$(26,432,825)	$(54)	$(11,921,921)	$(42)	$(2,706,940)	$(2)
Net realized gain (loss) on investments	640	35,177,577	—	12,874,085	—	4,217,093	—
Net change in unrealized appreciation
(depreciation) on investments	2,834	235,905,059	1,560	252,773,717	2,413	64,783,008	137
Net change in net assets
from operations	3,390	244,649,811	1,506	253,725,881	2,371	66,293,161	135

Contract transactions[1]
Purchase payments	191,116	229,395,478	566,000	111,655,092	207,949	20,789,584	5,400
Surrenders and terminations	—	(109,084,903)	—	(53,155,207)	—	(20,528,918)	—
Transfers between Investment Divisions	102	137,936,415	—	183,137,954	7,773	(6,791,667)	—
Contract owner charges	—	(23,475,310)	—	(14,134,063)	(16)	(4,109,089)	—
Net change in net assets
from contract transaction	191,218	234,771,680	566,000	227,503,776	215,706	(10,640,090)	5,400

Net change in net assets	194,608	479,421,491	567,506	481,229,657	218,077	55,653,071	5,535

Net assets beginning of year	—	1,618,553,220	—	861,365,303	—	315,243,570	—

Net assets end of year	$194,608	$2,097,974,711	$567,506	$1,342,594,960	$218,077	$370,896,641	$5,535

[1]Contract unit transactions
Units outstanding at beginning of year	—	128,864,326	—	80,462,456	—	22,799,413	—
Units issued	13,970	37,537,318	38,107	30,310,310	14,160	4,548,538	277
Units redeemed	(2,382)	(20,235,255)	—	(12,209,820)	(1)	(5,257,449)	—
Units outstanding at end of year	11,588	146,166,389	38,107	98,562,946	14,159	22,090,502	277
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$231,049	$507,726,607	$566,000	$381,525,788	$215,722	$71,271,147	$5,400
Proceeds from sales	$39,915	$299,387,751	$54	$165,943,932	$58	$84,618,178	$2

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.
53

Jackson National Separate Account I
Statement of Changes in Net Assets
December 31, 2017

	JNL/AQR Managed Futures Strategy Fund - Class A	JNL/AQR Risk Parity Fund - Class A	JNL/BlackRock Global Allocation Fund - Class A	JNL/BlackRock Global Allocation Fund - Class I(a)	JNL/BlackRock Global Long Short Credit Fund - Class A	JNL/BlackRock Global Natural Resources Fund - Class A	JNL/BlackRock Large Cap Select Growth Fund - Class A
Operations
Net investment income (loss)	$(1,688,413)	$685,568	$8,021,501	$(74)	$201,930	$(3,819,086)	$(23,501,951)
Net realized gain (loss) on investments	(12,556,152)	(3,299,975)	24,818,073	1	(613,716)	(28,473,562)	94,245,931
Net change in unrealized appreciation
(depreciation) on investments	10,004,649	5,834,300	392,996,270	2,247	1,529,962	(11,216,046)	377,612,995
Net change in net assets
from operations	(4,239,916)	3,219,893	425,835,844	2,174	1,118,176	(43,508,694)	448,356,975

Contract transactions[1]
Purchase payments	8,834,145	2,483,170	257,290,739	245,720	2,654,314	43,129,899	123,247,477
Surrenders and terminations	(19,738,406)	(2,250,058)	(193,814,452)	—	(4,390,253)	(51,536,441)	(116,564,545)
Transfers between Investment Divisions	(24,344,666)	(4,888,265)	(134,679,649)	17	(5,997,565)	(71,800,488)	69,339,268
Contract owner charges	(319,301)	(16,859)	(45,270,752)	—	(36,029)	(9,726,062)	(19,774,498)
Net change in net assets
from contract transaction	(35,568,228)	(4,672,012)	(116,474,114)	245,737	(7,769,533)	(89,933,092)	56,247,702

Net change in net assets	(39,808,144)	(1,452,119)	309,361,730	247,911	(6,651,357)	(133,441,786)	504,604,677

Net assets beginning of year	185,285,046	32,115,715	3,534,757,397	—	55,402,908	947,422,145	1,379,406,158

Net assets end of year	$145,476,902	$30,663,596	$3,844,119,127	$247,911	$48,751,551	$813,980,359	$1,884,010,835

[1]Contract unit transactions
Units outstanding at beginning of year	18,002,503	3,113,913	295,537,002	—	5,555,623	107,967,876	32,553,551
Units issued	2,293,465	635,376	33,015,966	16,498	598,876	17,788,008	8,598,249
Units redeemed	(5,838,694)	(1,065,602)	(42,694,108)	—	(1,370,228)	(29,117,131)	(7,555,647)
Units outstanding at end of year	14,457,274	2,683,687	285,858,860	16,498	4,784,271	96,638,753	33,596,153
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$22,929,195	$9,081,594	$483,763,488	$245,738	$6,788,554	$149,909,927	$452,839,859
Proceeds from sales	$60,185,835	$11,877,829	$592,216,100	$74	$14,356,157	$243,662,104	$391,937,897

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.
54

Jackson National Separate Account I
Statement of Changes in Net Assets
December 31, 2017

	JNL/BlackRock Large Cap Select Growth Fund - Class I(a)	JNL/Boston Partners Global Long Short Equity Fund - Class A	JNL/Boston Partners Global Long Short Equity Fund - Class I(a)	JNL/Brookfield Global Infrastructure and MLP Fund - Class A	JNL/Brookfield Global Infrastructure and MLP Fund - Class I(a)	JNL/Causeway International Value Select Fund - Class A	JNL/Causeway International Value Select Fund - Class I(a)
Operations
Net investment income (loss)	$(95)	$(356,334)	$(1)	$4,451,478	$(16)	$(1,711,688)	$(116)
Net realized gain (loss) on investments	2	300,978	—	(2,499,573)	—	8,504,554	3
Net change in unrealized appreciation
(depreciation) on investments	3,814	2,283,558	23	65,036,038	189	105,612,872	6,750
Net change in net assets
from operations	3,721	2,228,202	22	66,987,943	173	112,405,738	6,637

Contract transactions[1]
Purchase payments	159,002	6,905,429	4,200	72,467,961	76,649	24,810,039	147,418
Surrenders and terminations	—	(1,452,556)	—	(46,401,639)	—	(30,930,163)	—
Transfers between Investment Divisions	—	(3,254,168)	—	35,948,245	(11)	(23,431,792)	22,161
Contract owner charges	—	(13,255)	—	(9,740,623)	—	(5,549,030)	—
Net change in net assets
from contract transaction	159,002	2,185,450	4,200	52,273,944	76,638	(35,100,946)	169,579

Net change in net assets	162,723	4,413,652	4,222	119,261,887	76,811	77,304,792	176,216

Net assets beginning of year	—	32,091,097	—	764,545,453	—	422,224,194	—

Net assets end of year	$162,723	$36,504,749	$4,222	$883,807,340	$76,811	$499,528,986	$176,216

[1]Contract unit transactions
Units outstanding at beginning of year	—	3,083,798	—	54,781,972	—	32,999,085	—
Units issued	1,988	1,208,154	381	16,669,061	4,628	8,031,225	7,854
Units redeemed	—	(1,002,820)	—	(13,097,907)	(1)	(10,492,597)	—
Units outstanding at end of year	1,988	3,289,132	381	58,353,126	4,627	30,537,713	7,854
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$159,003	$12,893,386	$4,200	$263,939,731	$76,649	$123,839,349	$169,578
Proceeds from sales	$95	$11,064,270	$1	$207,214,310	$27	$160,651,982	$116

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.
55

Jackson National Separate Account I
Statement of Changes in Net Assets
December 31, 2017

	JNL/ClearBridge Large Cap Growth Fund - Class A(a)	JNL/ClearBridge Large Cap Growth Fund - Class I(a)	JNL/Crescent High Income Fund - Class A	JNL/Crescent High Income Fund - Class I(a)	JNL/DFA Growth Allocation Fund - Class A(b)	JNL/DFA Growth Allocation Fund - Class I(a)	JNL/DFA Moderate Growth Allocation Fund - Class A(b)
Operations
Net investment income (loss)	$(34,697)	$(1)	$614,430	$(59)	$1,885,864	$2,313	$1,061,463
Net realized gain (loss) on investments	11,192	—	1,235,494	—	155,842	39	111,782
Net change in unrealized appreciation
(depreciation) on investments	645,507	(88)	(458,873)	(10)	2,040,552	(1,364)	1,053,363
Net change in net assets
from operations	622,002	(89)	1,391,051	(69)	4,082,258	988	2,226,608

Contract transactions[1]
Purchase payments	6,834,371	24,000	16,079,988	84,761	35,104,721	70,176	31,557,317
Surrenders and terminations	(83,969)	—	(4,722,658)	(30)	(860,995)	(1)	(869,306)
Transfers between Investment Divisions	14,715,105	—	23,493,003	(16)	39,878,866	5,000	26,039,898
Contract owner charges	(23,618)	—	(501,973)	—	(272,369)	—	(185,966)
Net change in net assets
from contract transaction	21,441,889	24,000	34,348,360	84,715	73,850,223	75,175	56,541,943

Net change in net assets	22,063,891	23,911	35,739,411	84,646	77,932,481	76,163	58,768,551

Net assets beginning of year	—	—	25,679,012	—	—	—	—

Net assets end of year	$22,063,891	$23,911	$61,418,423	$84,646	$77,932,481	$76,163	$58,768,551

[1]Contract unit transactions
Units outstanding at beginning of year	—	—	2,456,352	—	—	—	—
Units issued	2,163,375	2,206	10,326,861	7,851	7,398,201	6,789	5,697,022
Units redeemed	(122,584)	—	(7,098,087)	(4)	(321,485)	—	(253,575)
Units outstanding at end of year	2,040,791	2,206	5,685,126	7,847	7,076,716	6,789	5,443,447
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$22,726,471	$24,000	$111,463,154	$84,761	$79,539,599	$77,542	$60,538,434
Proceeds from sales	$1,319,279	$1	$76,216,106	$105	$3,765,346	$14	$2,893,222

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.
(b)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 24, 2017.

See notes to the financial statements.
56

Jackson National Separate Account I
Statement of Changes in Net Assets
December 31, 2017

	JNL/DFA Moderate Growth Allocation Fund - Class I(a)	JNL/DFA U.S. Core Equity Fund - Class A	JNL/DFA U.S. Core Equity Fund - Class I(a)	JNL/DFA U.S. Small Cap Fund - Class A	JNL/DFA U.S. Small Cap Fund - Class I(a)	JNL/DoubleLine Core Fixed Income Fund - Class A	JNL/DoubleLine Core Fixed Income Fund - Class I(a)
Operations
Net investment income (loss)	$1,651	$(4,342,581)	$(47)	$(462,493)	$(9)	$(31,731,103)	$(81)
Net realized gain (loss) on investments	52	48,283,092	1	974,659	—	(723,333)	—
Net change in unrealized appreciation
(depreciation) on investments	(555)	120,316,979	2,113	4,630,838	274	146,138,164	500
Net change in net assets
from operations	1,148	164,257,490	2,067	5,143,004	265	113,683,728	419

Contract transactions[1]
Purchase payments	170,442	93,519,776	124,067	7,866,802	54,000	164,181,423	156,460
Surrenders and terminations	—	(55,588,878)	—	(2,194,407)	—	(258,029,375)	—
Transfers between Investment Divisions	2,335	38,582,056	7	(1,683,429)	—	16,917,951	18,093
Contract owner charges	—	(10,345,133)	—	(25,203)	—	(33,303,728)	(38)
Net change in net assets
from contract transaction	172,777	66,167,821	124,074	3,963,763	54,000	(110,233,729)	174,515

Net change in net assets	173,925	230,425,311	126,141	9,106,767	54,265	3,449,999	174,934

Net assets beginning of year	—	827,642,156	—	53,986,591	—	2,956,841,830	—

Net assets end of year	$173,925	$1,058,067,467	$126,141	$63,093,358	$54,265	$2,960,291,829	$174,934

[1]Contract unit transactions
Units outstanding at beginning of year	—	28,484,790	—	3,155,770	—	148,501,152	—
Units issued	15,836	8,197,596	2,615	1,159,444	5,257	22,172,416	6,114
Units redeemed	—	(6,144,507)	—	(933,750)	—	(28,386,503)	(1)
Units outstanding at end of year	15,836	30,537,879	2,615	3,381,464	5,257	142,287,065	6,113
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$174,497	$285,311,482	$124,074	$22,069,501	$54,000	$471,278,782	$174,556
Proceeds from sales	$18	$205,430,233	$47	$16,748,032	$9	$613,243,615	$122

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.
57

Jackson National Separate Account I
Statement of Changes in Net Assets
December 31, 2017

	JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A	JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I(a)	JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I(a)	JNL/DoubleLine Total Return Fund - Class A	JNL/DoubleLine Total Return Fund - Class I(a)	JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class A
Operations
Net investment income (loss)	$(21,916)	$(55)	$(4,096,967)	$(87)	$10,816,438	$(116)	$1,140,465
Net realized gain (loss) on investments	140,773	—	24,840,814	1	872,874	2	(31,105)
Net change in unrealized appreciation
(depreciation) on investments	209,152	(105)	30,468,856	2,614	7,509,205	238	475,092
Net change in net assets
from operations	328,009	(160)	51,212,703	2,528	19,198,517	124	1,584,452

Contract transactions[1]
Purchase payments	2,907,600	77,665	102,995,096	340,933	111,781,559	176,422	4,615,895
Surrenders and terminations	(479,034)	—	(14,178,235)	—	(47,848,517)	(3,522)	(2,915,356)
Transfers between Investment Divisions	4,924,111	—	420,284,997	9,183	4,227,179	—	3,366,371
Contract owner charges	(3,283)	—	(2,304,974)	—	(6,286,755)	—	(15,480)
Net change in net assets
from contract transaction	7,349,394	77,665	506,796,884	350,116	61,873,466	172,900	5,051,430

Net change in net assets	7,677,403	77,505	558,009,587	352,644	81,071,983	173,024	6,635,882

Net assets beginning of year	3,341,968	—	82,509,545	—	707,919,269	—	35,922,935

Net assets end of year	$11,019,371	$77,505	$640,519,132	$352,644	$788,991,252	$173,024	$42,558,817

[1]Contract unit transactions
Units outstanding at beginning of year	320,857	—	6,398,156	—	66,861,682	—	3,447,382
Units issued	951,483	6,972	39,373,660	23,584	25,256,927	16,296	1,431,766
Units redeemed	(276,090)	—	(4,221,958)	—	(19,634,337)	(331)	(956,265)
Units outstanding at end of year	996,250	6,972	41,549,858	23,584	72,484,272	15,965	3,922,883
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$10,487,870	$77,665	$589,666,624	$350,116	$292,860,594	$176,480	$16,786,863
Proceeds from sales	$3,099,825	$55	$65,614,619	$87	$220,170,690	$3,696	$10,594,968

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.
58

Jackson National Separate Account I
Statement of Changes in Net Assets
December 31, 2017

	JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class I(a)	JNL/Epoch Global Shareholder Yield Fund - Class A	JNL/Epoch Global Shareholder Yield Fund - Class I(a)	JNL/FAMCO Flex Core Covered Call Fund - Class A	JNL/FAMCO Flex Core Covered Call Fund - Class I(a)	JNL/FPA + DoubleLine Flexible Allocation Fund - Class A	JNL/FPA + DoubleLine Flexible Allocation Fund - Class I(a)
Operations
Net investment income (loss)	$(9)	$1,256,039	$—	$888,721	$(2)	$(9,118,008)	$(1)
Net realized gain (loss) on investments	—	331,854	—	3,508,636	—	9,818,119	—
Net change in unrealized appreciation
(depreciation) on investments	50	3,084,750	—	7,871,568	124	171,948,954	50
Net change in net assets
from operations	41	4,672,643	—	12,268,925	122	172,649,065	49

Contract transactions[1]
Purchase payments	19,895	2,480,134	—	10,303,468	7,400	50,939,311	2,700
Surrenders and terminations	(18)	(1,904,540)	—	(7,646,688)	—	(122,592,239)	—
Transfers between Investment Divisions	(19)	(4,727,163)	—	5,265,377	—	(140,948,268)	480
Contract owner charges	—	(27,487)	—	(107,837)	—	(24,149,937)	—
Net change in net assets
from contract transaction	19,858	(4,179,056)	—	7,814,320	7,400	(236,751,133)	3,180

Net change in net assets	19,899	493,587	—	20,083,245	7,522	(64,102,068)	3,229

Net assets beginning of year	—	31,716,035	—	116,057,876	—	1,921,674,656	—

Net assets end of year	$19,899	$32,209,622	$—	$136,141,121	$7,522	$1,857,572,588	$3,229

[1]Contract unit transactions
Units outstanding at beginning of year	—	2,339,129	—	9,255,036	—	153,777,181	—
Units issued	2,031	348,228	—	2,320,204	602	10,757,129	207
Units redeemed	(4)	(634,576)	—	(1,732,626)	—	(28,987,186)	—
Units outstanding at end of year	2,027	2,052,781	—	9,842,614	602	135,547,124	207
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$19,895	$6,649,017	$—	$35,304,245	$7,400	$176,479,789	$3,180
Proceeds from sales	$46	$9,572,034	$—	$24,018,192	$2	$405,601,306	$1

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.
59

Jackson National Separate Account I
Statement of Changes in Net Assets
December 31, 2017

	JNL/Franklin Templeton Founding Strategy Fund - Class A	JNL/Franklin Templeton Founding Strategy Fund - Class I(a)	JNL/Franklin Templeton Global Fund - Class A	JNL/Franklin Templeton Global Fund - Class I(a)	JNL/Franklin Templeton Global Multisector Bond Fund - Class A	JNL/Franklin Templeton Global Multisector Bond Fund - Class I(a)	JNL/Franklin Templeton Income Fund - Class A
Operations
Net investment income (loss)	$(19,865,960)	$(1)	$1,243,212	$(17)	$(9,230,057)	$(12)	$44,348,813
Net realized gain (loss) on investments	55,399,216	—	5,533,707	—	(7,296,536)	—	17,538,299
Net change in unrealized appreciation
(depreciation) on investments	99,052,349	15	64,193,535	677	29,655,319	(339)	88,611,132
Net change in net assets
from operations	134,585,605	14	70,970,454	660	13,128,726	(351)	150,498,244

Contract transactions[1]
Purchase payments	46,544,608	—	32,957,687	23,020	52,260,189	31,138	103,770,409
Surrenders and terminations	(113,903,808)	—	(31,315,851)	—	(44,200,663)	(21)	(134,475,476)
Transfers between Investment Divisions	(28,084,390)	5,000	13,616,150	1,333	38,898,781	10,095	(37,574,939)
Contract owner charges	(16,844,695)	—	(6,148,287)	—	(7,012,086)	—	(20,799,104)
Net change in net assets
from contract transaction	(112,288,285)	5,000	9,109,699	24,353	39,946,221	41,212	(89,079,110)

Net change in net assets	22,297,320	5,014	80,080,153	25,013	53,074,947	40,861	61,419,134

Net assets beginning of year	1,368,550,174	—	437,910,712	—	628,659,529	—	1,826,310,312

Net assets end of year	$1,390,847,494	$5,014	$517,990,865	$25,013	$681,734,476	$40,861	$1,887,729,446

[1]Contract unit transactions
Units outstanding at beginning of year	110,195,783	—	39,965,219	—	55,418,112	—	125,988,084
Units issued	9,529,454	359	7,701,541	1,649	17,396,886	3,209	15,814,971
Units redeemed	(18,250,359)	—	(6,963,849)	—	(14,086,651)	(2)	(21,934,533)
Units outstanding at end of year	101,474,878	359	40,702,911	1,649	58,728,347	3,207	119,868,522
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$125,777,778	$5,000	$99,612,686	$24,353	$203,678,494	$41,234	$310,567,823
Proceeds from sales	$257,932,023	$1	$89,259,776	$17	$172,962,329	$34	$355,298,119

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.
60

Jackson National Separate Account I
Statement of Changes in Net Assets
December 31, 2017

	JNL/Franklin Templeton Income Fund - Class I(a)	JNL/Franklin Templeton International Small Cap Growth Fund - Class A	JNL/Franklin Templeton International Small Cap Growth Fund - Class I(a)	JNL/Franklin Templeton Mutual Shares Fund - Class A	JNL/Franklin Templeton Mutual Shares Fund - Class I(a)	JNL/Goldman Sachs Core Plus Bond Fund - Class A	JNL/Goldman Sachs Core Plus Bond Fund - Class I(a)
Operations
Net investment income (loss)	$(22)	$(1,639,296)	$(41)	$10,015,027	$(16)	$5,329,203	$(53)
Net realized gain (loss) on investments	—	10,703,258	—	24,191,142	—	(4,516,085)	—
Net change in unrealized appreciation
(depreciation) on investments	353	141,382,510	3,796	7,211,531	287	13,414,830	187
Net change in net assets
from operations	331	150,446,472	3,755	41,417,700	271	14,227,948	134

Contract transactions[1]
Purchase payments	78,020	46,042,222	148,917	35,278,703	23,059	63,150,461	77,803
Surrenders and terminations	—	(33,087,663)	—	(45,057,631)	—	(72,497,149)	—
Transfers between Investment Divisions	479	73,818,954	5,584	(5,519,665)	—	(24,680,288)	2,500
Contract owner charges	—	(6,670,579)	—	(8,030,758)	—	(10,677,882)	—
Net change in net assets
from contract transaction	78,499	80,102,934	154,501	(23,329,351)	23,059	(44,704,858)	80,303

Net change in net assets	78,830	230,549,406	158,256	18,088,349	23,330	(30,476,910)	80,437

Net assets beginning of year	—	467,003,298	—	635,710,780	—	922,948,787	—

Net assets end of year	$78,830	$697,552,704	$158,256	$653,799,129	$23,330	$892,471,877	$80,437

[1]Contract unit transactions
Units outstanding at beginning of year	—	47,179,478	—	48,701,025	—	36,054,409	—
Units issued	4,167	16,221,400	10,448	6,646,237	1,403	6,145,027	2,136
Units redeemed	—	(9,491,916)	—	(8,437,165)	—	(8,022,289)	—
Units outstanding at end of year	4,167	53,908,962	10,448	46,910,097	1,403	34,177,147	2,136
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$78,500	$198,398,733	$154,501	$120,763,183	$23,059	$178,933,411	$80,303
Proceeds from sales	$22	$118,241,918	$41	$123,239,430	$16	$218,309,065	$53

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.
61

Jackson National Separate Account I
Statement of Changes in Net Assets
December 31, 2017

	JNL/Goldman Sachs Emerging Markets Debt Fund - Class A	JNL/GQG Emerging Markets Equity Fund - Class A(a)	JNL/GQG Emerging Markets Equity Fund - Class I(a)	JNL/Harris Oakmark Global Equity Fund - Class A	JNL/Harris Oakmark Global Equity Fund - Class I(a)	JNL/Invesco China-India Fund - Class A	JNL/Invesco Diversified Dividend Fund - Class A(a)
Operations
Net investment income (loss)	$(1,908,688)	$(4,505)	$(107)	$(1,852,748)	$(3)	$(5,921,545)	$(13,824)
Net realized gain (loss) on investments	(3,715,133)	192	2	920,576	—	23,790,264	776
Net change in unrealized appreciation
(depreciation) on investments	23,808,032	97,496	4,850	14,787,203	222	185,668,658	136,159
Net change in net assets
from operations	18,184,211	93,183	4,745	13,855,031	219	203,537,377	123,111

Contract transactions[1]
Purchase payments	4,839,156	424,120	128,991	19,948,214	7,701	45,218,960	4,485,882
Surrenders and terminations	(13,003,841)	(22,501)	—	(12,458,582)	—	(35,200,728)	(85,035)
Transfers between Investment Divisions	(643,517)	2,529,730	—	504,435,520	—	111,399,202	4,995,961
Contract owner charges	(1,332,922)	(43)	—	(869,447)	—	(6,591,937)	(6,854)
Net change in net assets
from contract transaction	(10,141,124)	2,931,306	128,991	511,055,705	7,701	114,825,497	9,389,954

Net change in net assets	8,043,087	3,024,489	133,736	524,910,736	7,920	318,362,874	9,513,065

Net assets beginning of year	139,238,685	—	—	14,779,213	—	372,286,970	—

Net assets end of year	$147,281,772	$3,024,489	$133,736	$539,689,949	$7,920	$690,649,844	$9,513,065

[1]Contract unit transactions
Units outstanding at beginning of year	11,753,103	—	—	1,509,096	—	52,908,001	—
Units issued	1,766,012	293,515	12,727	47,002,485	670	32,100,783	934,202
Units redeemed	(2,614,170)	(5,042)	—	(2,943,549)	—	(19,909,089)	(10,086)
Units outstanding at end of year	10,904,945	288,473	12,727	45,568,032	670	65,099,695	924,116
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$23,235,986	$2,982,371	$128,991	$545,081,670	$7,700	$296,566,337	$9,492,192
Proceeds from sales	$35,285,798	$55,569	$107	$35,878,714	$3	$187,662,384	$116,062

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.
62

Jackson National Separate Account I
Statement of Changes in Net Assets
December 31, 2017

	JNL/Invesco Diversified Dividend Fund - Class I(a)	JNL/Invesco Global Real Estate Fund - Class A	JNL/Invesco International Growth Fund - Class A	JNL/Invesco International Growth Fund - Class I(a)	JNL/Invesco Mid Cap Value Fund - Class A	JNL/Invesco Mid Cap Value Fund - Class I(a)	JNL/Invesco Small Cap Growth Fund - Class A
Operations
Net investment income (loss)	$(7)	$22,564,592	$941,408	$(42)	$(771,988)	$(2)	$(17,858,960)
Net realized gain (loss) on investments	—	17,060,762	16,941,183	—	10,816,413	—	72,844,942
Net change in unrealized appreciation
(depreciation) on investments	205	68,474,606	155,563,275	2,062	17,297,794	(149)	221,309,460
Net change in net assets
from operations	198	108,099,960	173,445,866	2,020	27,342,219	(151)	276,295,442

Contract transactions[1]
Purchase payments	48,734	72,238,993	74,086,594	145,000	33,964,376	32,319	155,645,839
Surrenders and terminations	—	(78,268,061)	(51,062,315)	—	(22,455,938)	—	(72,237,630)
Transfers between Investment Divisions	(11)	(88,929,394)	11,636,580	4,808	(11,610,395)	4	76,395,768
Contract owner charges	—	(14,661,160)	(9,855,659)	(119)	(4,119,116)	—	(14,187,265)
Net change in net assets
from contract transaction	48,723	(109,619,622)	24,805,200	149,689	(4,221,073)	32,323	145,616,712

Net change in net assets	48,921	(1,519,662)	198,251,066	151,709	23,121,146	32,172	421,912,154

Net assets beginning of year	—	1,290,374,712	795,885,785	—	340,611,774	—	1,132,274,489

Net assets end of year	$48,921	$1,288,855,050	$994,136,851	$151,709	$363,732,920	$32,172	$1,554,186,643

[1]Contract unit transactions
Units outstanding at beginning of year	—	77,782,802	41,276,964	—	12,195,237	—	41,280,423
Units issued	4,739	11,586,630	8,808,777	4,449	3,011,852	771	14,734,107
Units redeemed	(2)	(18,076,154)	(7,872,251)	(4)	(3,231,941)	—	(10,304,336)
Units outstanding at end of year	4,737	71,293,278	42,213,490	4,445	11,975,148	771	45,710,194
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$48,744	$266,905,818	$209,516,851	$149,808	$90,164,245	$32,323	$485,744,859
Proceeds from sales	$28	$327,774,283	$180,115,434	$161	$95,157,306	$2	$321,007,407

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.
63

Jackson National Separate Account I
Statement of Changes in Net Assets
December 31, 2017

	JNL/Invesco Small Cap Growth Fund - Class I(a)	JNL/JPMorgan MidCap Growth Fund - Class A	JNL/JPMorgan MidCap Growth Fund - Class I(a)	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I(a)	JNL/Lazard Emerging Markets Fund - Class A	JNL/Lazard Emerging Markets Fund - Class I(a)
Operations
Net investment income (loss)	$(93)	$(15,592,233)	$(46)	$9,696,725	$—	$(228,844)	$(23)
Net realized gain (loss) on investments	2	31,330,005	2	(7,374,957)	—	1,994,251	—
Net change in unrealized appreciation
(depreciation) on investments	4,761	259,934,245	2,813	6,726,822	—	98,095,436	2,655
Net change in net assets
from operations	4,670	275,672,017	2,769	9,048,590	—	99,860,843	2,632

Contract transactions[1]
Purchase payments	147,050	114,889,859	142,842	62,629,891	—	13,872,726	114,988
Surrenders and terminations	—	(68,230,277)	—	(75,857,322)	—	(33,247,170)	—
Transfers between Investment Divisions	9,798	156,755,801	10,041	(106,209,614)	—	(15,658,499)	272
Contract owner charges	(24)	(11,578,374)	(55)	(8,661,214)	—	(3,778,460)	(41)
Net change in net assets
from contract transaction	156,824	191,837,009	152,828	(128,098,259)	—	(38,811,403)	115,219

Net change in net assets	161,494	467,509,026	155,597	(119,049,669)	—	61,049,440	117,851

Net assets beginning of year	—	915,468,661	—	901,338,616	—	385,021,223	—

Net assets end of year	$161,494	$1,382,977,687	$155,597	$782,288,947	$—	$446,070,663	$117,851

[1]Contract unit transactions
Units outstanding at beginning of year	—	22,632,127	—	43,536,258	—	32,099,694	—
Units issued	3,695	9,319,327	2,106	7,989,151	—	3,893,017	6,477
Units redeemed	(1)	(5,338,751)	(1)	(14,385,576)	—	(6,834,300)	(2)
Units outstanding at end of year	3,694	26,612,703	2,105	37,139,833	—	29,158,411	6,475
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$156,848	$457,170,580	$152,897	$190,484,007	$—	$60,120,492	$115,260
Proceeds from sales	$117	$261,501,435	$115	$308,885,541	$—	$99,160,739	$64

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.
64

Jackson National Separate Account I
Statement of Changes in Net Assets
December 31, 2017

	JNL/Lazard International Strategic Equity Fund - Class A	JNL/Lazard International Strategic Equity Fund - Class I(a)	JNL/MC 10 x 10 Fund - Class A	JNL/MC Bond Index Fund - Class A	JNL/MC Bond Index Fund - Class I(a)	JNL/MC Consumer Discretionary Sector Fund - Class A	JNL/MC Consumer Discretionary Sector Fund - Class I(a)
Operations
Net investment income (loss)	$593,499	$(4)	$(6,129,629)	$4,726,004	$(156)	$(2,193,963)	$—
Net realized gain (loss) on investments	179,451	—	16,361,837	(2,040,317)	—	76,457,688	—
Net change in unrealized appreciation
(depreciation) on investments	10,535,291	429	48,318,268	10,138,350	859	99,872,805	36
Net change in net assets
from operations	11,308,241	425	58,550,476	12,824,037	703	174,136,530	36

Contract transactions[1]
Purchase payments	4,340,634	47,187	29,269,154	75,489,358	321,414	79,381,886	500
Surrenders and terminations	(1,620,883)	—	(25,520,962)	(59,162,090)	—	(56,253,401)	—
Transfers between Investment Divisions	(1,917,728)	(18)	3,389,237	(8,915,315)	130	14,584,890	—
Contract owner charges	(20,863)	—	(5,190,510)	(7,878,047)	(32)	(10,762,896)	—
Net change in net assets
from contract transaction	781,160	47,169	1,946,919	(466,094)	321,512	26,950,479	500

Net change in net assets	12,089,401	47,594	60,497,395	12,357,943	322,215	201,087,009	536

Net assets beginning of year	41,512,037	—	392,562,094	814,434,026	—	836,750,508	—

Net assets end of year	$53,601,438	$47,594	$453,059,489	$826,791,969	$322,215	$1,037,837,517	$536

[1]Contract unit transactions
Units outstanding at beginning of year	3,801,691	—	28,626,500	57,253,269	—	34,302,401	—
Units issued	905,831	3,581	5,069,215	12,552,267	17,296	9,337,369	14
Units redeemed	(845,209)	(1)	(4,904,068)	(12,941,128)	(2)	(8,455,703)	—
Units outstanding at end of year	3,862,313	3,580	28,791,647	56,864,408	17,294	35,184,067	14
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$12,193,586	$47,187	$73,110,054	$198,863,181	$321,544	$315,145,085	$500
Proceeds from sales	$10,818,927	$22	$77,292,764	$194,603,271	$189	$236,027,891	$—

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.
65

Jackson National Separate Account I
Statement of Changes in Net Assets
December 31, 2017

	JNL/MC Consumer Staples Sector Fund - Class A(a)	JNL/MC Consumer Staples Sector Fund - Class I(a)	JNL/MC DowSM Index Fund - Class A	JNL/MC DowSM Index Fund - Class I(a)	JNL/MC Emerging Markets Index Fund - Class A	JNL/MC Emerging Markets Index Fund - Class I(a)	JNL/MC Energy Sector Fund - Class A
Operations
Net investment income (loss)	$(12,430)	$(29)	$(9,732,223)	$(3)	$(3,853,309)	$(47)	$9,417,465
Net realized gain (loss) on investments	23,072	1	47,942,254	—	22,586,221	101	(52,496,506)
Net change in unrealized appreciation
(depreciation) on investments	259,349	2,612	120,249,425	208	259,628,104	7,883	(48,584,463)
Net change in net assets
from operations	269,991	2,584	158,459,456	205	278,361,016	7,937	(91,663,504)

Contract transactions[1]
Purchase payments	3,258,268	43,484	57,021,720	14,822	121,929,143	159,404	99,219,837
Surrenders and terminations	(36,525)	—	(50,073,246)	—	(48,531,522)	—	(91,929,162)
Transfers between Investment Divisions	3,718,281	714	106,488,624	650	254,926,194	36,385	(232,376,023)
Contract owner charges	(7,135)	—	(6,979,475)	—	(11,698,729)	—	(17,358,910)
Net change in net assets
from contract transaction	6,932,889	44,198	106,457,623	15,472	316,625,086	195,789	(242,444,258)

Net change in net assets	7,202,880	46,782	264,917,079	15,677	594,986,102	203,726	(334,107,762)

Net assets beginning of year	—	—	557,994,496	—	676,628,326	—	1,739,026,986

Net assets end of year	$7,202,880	$46,782	$822,911,575	$15,677	$1,271,614,428	$203,726	$1,404,919,224

[1]Contract unit transactions
Units outstanding at beginning of year	—	—	33,281,668	—	79,431,656	—	50,519,293
Units issued	759,083	4,410	13,804,639	567	54,780,961	16,398	8,126,101
Units redeemed	(77,882)	—	(8,263,911)	—	(23,171,818)	(294)	(16,298,669)
Units outstanding at end of year	681,201	4,410	38,822,396	567	111,040,799	16,104	42,346,725
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$7,737,071	$44,198	$258,646,843	$15,478	$562,740,629	$199,470	$285,888,899
Proceeds from sales	$816,612	$29	$161,921,443	$9	$249,968,853	$3,728	$518,915,692

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.
66

Jackson National Separate Account I
Statement of Changes in Net Assets
December 31, 2017

	JNL/MC Energy Sector Fund - Class I(a)	JNL/MC European 30 Fund - Class A	JNL/MC Financial Sector Fund - Class A	JNL/MC Financial Sector Fund - Class I(a)	JNL/MC Healthcare Sector Fund - Class A	JNL/MC Healthcare Sector Fund - Class I(a)	JNL/MC Index 5 Fund - Class A
Operations
Net investment income (loss)	$(2)	$6,744,049	$(5,632,762)	$(36)	$(13,166,210)	$(13)	$(11,989,546)
Net realized gain (loss) on investments	—	109,590	91,408,597	1	209,162,171	—	25,661,456
Net change in unrealized appreciation
(depreciation) on investments	278	65,963,327	109,323,440	1,752	278,729,904	72	97,122,572
Net change in net assets
from operations	276	72,816,966	195,099,275	1,717	474,725,865	59	110,794,482

Contract transactions[1]
Purchase payments	4,523	34,814,470	136,703,322	110,160	190,093,847	61,375	72,358,725
Surrenders and terminations	—	(20,542,815)	(69,669,169)	—	(152,031,805)	—	(49,184,795)
Transfers between Investment Divisions	734	45,418,763	91,656,729	1,887	(39,571,900)	1,087	47,311,585
Contract owner charges	—	(4,458,610)	(13,859,312)	—	(29,658,002)	—	(10,182,810)
Net change in net assets
from contract transaction	5,257	55,231,808	144,831,570	112,047	(31,167,860)	62,462	60,302,705

Net change in net assets	5,533	128,048,774	339,930,845	113,764	443,558,005	62,521	171,097,187

Net assets beginning of year	—	323,938,262	1,020,004,742	—	2,298,246,288	—	764,416,661

Net assets end of year	$5,533	$451,987,036	$1,359,935,587	$113,764	$2,741,804,293	$62,521	$935,513,848

[1]Contract unit transactions
Units outstanding at beginning of year	—	23,923,817	70,947,336	—	89,378,922	—	53,777,216
Units issued	124	9,917,059	32,130,178	4,979	16,979,430	1,495	12,524,842
Units redeemed	—	(6,540,414)	(23,182,565)	—	(18,530,067)	—	(8,551,856)
Units outstanding at end of year	124	27,300,462	79,894,949	4,979	87,828,285	1,495	57,750,202
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$5,257	$166,544,910	$544,407,341	$112,047	$694,091,875	$62,462	$189,547,540
Proceeds from sales	$2	$104,569,053	$361,679,220	$36	$566,108,057	$13	$141,234,382

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.
67

Jackson National Separate Account I
Statement of Changes in Net Assets
December 31, 2017

	JNL/MC Industrials Sector Fund - Class A(a)	JNL/MC Industrials Sector Fund - Class I(a)	JNL/MC Information Technology Sector Fund - Class A	JNL/MC Information Technology Sector Fund - Class I(a)	JNL/MC International Index Fund - Class A	JNL/MC International Index Fund - Class I(a)	JNL/MC JNL 5 Fund - Class A
Operations
Net investment income (loss)	$(42,983)	$(7)	$(13,974,684)	$(104)	$22,404,034	$(233)	$21,552,738
Net realized gain (loss) on investments	(159,420)	—	121,761,459	2	18,780,469	217	121,703,404
Net change in unrealized appreciation
(depreciation) on investments	680,839	385	405,880,111	3,206	238,913,091	12,722	304,145,691
Net change in net assets
from operations	478,436	378	513,666,886	3,104	280,097,594	12,706	447,401,833

Contract transactions[1]
Purchase payments	2,867,625	60,000	190,973,004	250,628	139,336,157	527,525	57,620,775
Surrenders and terminations	(122,686)	—	(114,113,837)	—	(75,179,713)	(3,133)	(299,670,816)
Transfers between Investment Divisions	13,195,112	—	262,991,945	(1,112)	163,894,097	119,948	343,001,589
Contract owner charges	(34,068)	—	(20,935,526)	—	(14,175,332)	(395)	(26,769,284)
Net change in net assets
from contract transaction	15,905,983	60,000	318,915,586	249,516	213,875,209	643,945	74,182,264

Net change in net assets	16,384,419	60,378	832,582,472	252,620	493,972,803	656,651	521,584,097

Net assets beginning of year	—	—	1,334,907,346	—	1,094,403,486	—	2,748,414,553

Net assets end of year	$16,384,419	$60,378	$2,167,489,818	$252,620	$1,588,376,289	$656,651	$3,269,998,650

[1]Contract unit transactions
Units outstanding at beginning of year	—	—	103,703,304	—	65,108,565	—	146,107,874
Units issued	2,366,584	5,665	44,369,852	10,830	22,732,156	25,189	35,235,022
Units redeemed	(825,608)	—	(23,325,784)	—	(11,400,364)	(562)	(30,646,439)
Units outstanding at end of year	1,540,976	5,665	124,747,372	10,830	76,440,357	24,627	150,696,457
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$24,104,005	$60,000	$722,785,136	$249,516	$470,638,276	$658,854	$743,756,021
Proceeds from sales	$8,241,005	$7	$378,456,771	$104	$234,359,032	$15,142	$648,021,020

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.
68

Jackson National Separate Account I
Statement of Changes in Net Assets
December 31, 2017

	JNL/MC JNL 5 Fund - Class I(a)	JNL/MC Materials Sector Fund - Class A(a)	JNL/MC Materials Sector Fund - Class I(a)	JNL/MC MSCI KLD 400 Social Index Fund - Class A(b)	JNL/MC MSCI KLD 400 Social Index Fund - Class I(a)	JNL/MC MSCI World Index Fund - Class A	JNL/MC MSCI World Index Fund - Class I(a)
Operations
Net investment income (loss)	$(171)	$(117,499)	$—	$16,883	$—	$(5,137,895)	$(9)
Net realized gain (loss) on investments	3	(87,879)	—	254,133	—	18,138,742	—
Net change in unrealized appreciation
(depreciation) on investments	14,045	1,545,994	—	613,224	—	49,934,077	467
Net change in net assets
from operations	13,877	1,340,616	—	884,240	—	62,934,924	458

Contract transactions[1]
Purchase payments	571,309	2,193,961	—	9,845,540	—	14,976,978	24,750
Surrenders and terminations	—	(502,015)	—	(39,870)	—	(32,287,185)	—
Transfers between Investment Divisions	2,312	39,338,853	—	4,445,989	—	(12,509,635)	—
Contract owner charges	—	(87,097)	—	(32,984)	—	(3,088,912)	—
Net change in net assets
from contract transaction	573,621	40,943,702	—	14,218,675	—	(32,908,754)	24,750

Net change in net assets	587,498	42,284,318	—	15,102,915	—	30,026,170	25,208

Net assets beginning of year	—	—	—	—	—	337,726,110	—

Net assets end of year	$587,498	$42,284,318	$—	$15,102,915	$—	$367,752,280	$25,208

[1]Contract unit transactions
Units outstanding at beginning of year	—	—	—	—	—	18,553,950	—
Units issued	21,786	4,911,237	—	1,457,840	—	2,569,540	883
Units redeemed	—	(938,208)	—	(111,325)	—	(4,267,645)	—
Units outstanding at end of year	21,786	3,973,029	—	1,346,515	—	16,855,845	883
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$573,622	$50,463,158	$—	$15,670,496	$—	$51,639,668	$24,750
Proceeds from sales	$171	$9,636,956	$—	$1,195,741	$—	$89,686,317	$9

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.
(b)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 24, 2017.

See notes to the financial statements.
69

Jackson National Separate Account I
Statement of Changes in Net Assets
December 31, 2017

	JNL/MC Nasdaq 100 Index Fund - Class A	JNL/MC Nasdaq 100 Index Fund - Class I(a)	JNL/MC Pacific Rim 30 Fund - Class A	JNL/MC Real Estate Sector Fund - Class A(a)	JNL/MC Real Estate Sector Fund - Class I(a)	JNL/MC S&P 1500 Growth Index Fund - Class A(a)	JNL/MC S&P 1500 Growth Index Fund - Class I(a)
Operations
Net investment income (loss)	$(17,045,307)	$(113)	$4,993,500	$(7,573)	$(18)	$(22,661)	$(3)
Net realized gain (loss) on investments	56,152,274	4	5,033,573	48	1	6,706	—
Net change in unrealized appreciation
(depreciation) on investments	358,085,854	4,020	37,473,605	15,992	602	382,486	90
Net change in net assets
from operations	397,192,821	3,911	47,500,678	8,467	585	366,531	87

Contract transactions[1]
Purchase payments	245,123,605	249,318	27,035,158	2,426,868	73,935	3,207,875	8,728
Surrenders and terminations	(87,060,644)	—	(14,209,910)	(5,188)	(18)	(69,626)	—
Transfers between Investment Divisions	457,969,703	14,985	29,480,953	2,887,945	(53)	12,875,301	347
Contract owner charges	(18,008,891)	—	(2,920,679)	(3,765)	—	(27,684)	—
Net change in net assets
from contract transaction	598,023,773	264,303	39,385,522	5,305,860	73,864	15,985,866	9,075

Net change in net assets	995,216,594	268,214	86,886,200	5,314,327	74,449	16,352,397	9,162

Net assets beginning of year	1,068,389,268	—	208,585,558	—	—	—	—

Net assets end of year	$2,063,605,862	$268,214	$295,471,758	$5,314,327	$74,449	$16,352,397	$9,162

[1]Contract unit transactions
Units outstanding at beginning of year	46,080,589	—	11,828,120	—	—	—	—
Units issued	35,043,293	9,223	5,080,150	576,047	7,286	1,571,530	854
Units redeemed	(13,047,247)	(1)	(3,171,140)	(54,893)	(7)	(43,908)	—
Units outstanding at end of year	68,076,635	9,222	13,737,130	521,154	7,279	1,527,622	854
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$986,474,591	$264,319	$110,082,783	$5,864,411	$73,935	$16,447,650	$9,075
Proceeds from sales	$374,087,856	$128	$65,703,762	$566,124	$89	$484,445	$3

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.
70

Jackson National Separate Account I
Statement of Changes in Net Assets
December 31, 2017

	JNL/MC S&P 1500 Value Index Fund - Class A(a)	JNL/MC S&P 1500 Value Index Fund - Class I(a)	JNL/MC S&P 24 Fund - Class A(b)	JNL/MC S&P 400 MidCap Index Fund - Class A	JNL/MC S&P 400 MidCap Index Fund - Class I(a)	JNL/MC S&P 500 Index Fund - Class A	JNL/MC S&P SMid 60 Fund - Class A
Operations
Net investment income (loss)	$(6,838)	$(2)	$5,089,500	$(10,315,481)	$(141)	$1,226,655	$(4,910,307)
Net realized gain (loss) on investments	2,765	—	(220,225,552)	240,515,328	1	284,847,329	(10,851,241)
Net change in unrealized appreciation
(depreciation) on investments	147,376	79	223,736,933	94,452,866	4,615	744,186,518	(21,942,152)
Net change in net assets
from operations	143,303	77	8,600,881	324,652,713	4,475	1,030,260,502	(37,703,700)

Contract transactions[1]
Purchase payments	3,349,557	11,094	4,722,623	263,156,226	455,301	709,500,387	64,648,340
Surrenders and terminations	(81,378)	—	(15,841,123)	(133,655,209)	—	(317,305,889)	(40,052,804)
Transfers between Investment Divisions	2,173,854	390	(519,304,032)	13,250,081	10,321	580,462,421	(210,486,909)
Contract owner charges	(3,409)	—	(1,699,435)	(26,098,740)	—	(60,651,701)	(7,020,715)
Net change in net assets
from contract transaction	5,438,624	11,484	(532,121,967)	116,652,358	465,622	912,005,218	(192,912,088)

Net change in net assets	5,581,927	11,561	(523,521,086)	441,305,071	470,097	1,942,265,720	(230,615,788)

Net assets beginning of year	—	—	523,521,086	2,217,324,201	—	4,756,967,365	780,958,846

Net assets end of year	$5,581,927	$11,561	$—	$2,658,629,272	$470,097	$6,699,233,085	$550,343,058

[1]Contract unit transactions
Units outstanding at beginning of year	—	—	36,372,102	73,174,196	—	240,595,711	38,793,119
Units issued	533,555	1,083	1,807,155	20,624,513	10,572	82,464,850	9,006,680
Units redeemed	(10,145)	—	(38,179,257)	(17,321,489)	—	(40,345,882)	(19,554,938)
Units outstanding at end of year	523,410	1,083	—	76,477,220	10,572	282,714,679	28,244,861
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$5,545,210	$11,487	$33,820,078	$852,533,610	$465,624	$1,956,940,037	$180,866,644
Proceeds from sales	$113,424	$5	$560,852,545	$579,889,011	$144	$946,070,395	$376,061,887

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.
(b)	The period is from January 1, 2017 through April 24, 2017, the date the Fund was acquired. See Note 1. in the Notes to Financial Statements.

See notes to the financial statements.
71

Jackson National Separate Account I
Statement of Changes in Net Assets
December 31, 2017

	JNL/MC S&P SMid 60 Fund - Class I(a)	JNL/MC Small Cap Index Fund - Class A	JNL/MC Small Cap Index Fund - Class I(a)	JNL/MC Tele-communications Sector Fund - Class A	JNL/MC Tele-communications Sector Fund - Class I(a)	JNL/MC Utilities Sector Fund - Class A	JNL/MC Utilities Sector Fund - Class I(a)
Operations
Net investment income (loss)	$(6)	$(10,127,720)	$(107)	$2,209,223	$(1)	$1,014,083	$(16)
Net realized gain (loss) on investments	—	141,723,973	1	8,328,287	—	4,060,597	—
Net change in unrealized appreciation
(depreciation) on investments	335	60,776,574	2,460	(8,294,776)	45	1,925,217	(616)
Net change in net assets
from operations	329	192,372,827	2,354	2,242,734	44	6,999,897	(632)

Contract transactions[1]
Purchase payments	26,136	185,422,204	367,313	3,664,829	3,000	7,681,061	22,479
Surrenders and terminations	—	(110,635,703)	—	(9,558,948)	—	(4,953,892)	—
Transfers between Investment Divisions	239	(39,169,206)	(642)	(17,756,402)	—	(5,065,130)	—
Contract owner charges	—	(17,954,493)	—	(1,038,161)	—	(53,732)	—
Net change in net assets
from contract transaction	26,375	17,662,802	366,671	(24,688,682)	3,000	(2,391,693)	22,479

Net change in net assets	26,704	210,035,629	369,025	(22,445,948)	3,044	4,608,204	21,847

Net assets beginning of year	—	1,732,505,778	—	129,578,621	—	71,847,715	—

Net assets end of year	$26,704	$1,942,541,407	$369,025	$107,132,673	$3,044	$76,455,919	$21,847

[1]Contract unit transactions
Units outstanding at beginning of year	—	64,199,290	—	13,289,527	—	5,575,488	—
Units issued	1,161	17,585,912	9,550	1,446,756	229	1,443,084	1,657
Units redeemed	—	(17,476,583)	—	(4,002,383)	—	(1,647,537)	—
Units outstanding at end of year	1,161	64,308,619	9,550	10,733,900	229	5,371,035	1,657
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$26,375	$581,566,844	$366,672	$22,872,073	$3,000	$23,939,775	$22,478
Proceeds from sales	$6	$499,647,550	$107	$40,912,561	$1	$23,371,331	$16

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.
72

Jackson National Separate Account I
Statement of Changes in Net Assets
December 31, 2017

	JNL/MFS Mid Cap Value Fund - Class A	JNL/MFS Mid Cap Value Fund - Class I(a)	JNL/MMRS Conservative Fund - Class A	JNL/MMRS Growth Fund - Class A	JNL/MMRS Moderate Fund - Class A	JNL/Morgan Stanley Mid Cap Growth Fund - Class A(b)	JNL/Neuberger Berman Currency Fund - Class A
Operations
Net investment income (loss)	$(1,246,692)	$(70)	$(3,865,471)	$(459,376)	$(1,854,951)	$(616,662)	$(130,303)
Net realized gain (loss) on investments	2,619,890	2	2,993,398	695,823	1,984,679	3,076,843	(71,360)
Net change in unrealized appreciation
(depreciation) on investments	78,691,981	5,549	34,666,340	8,025,582	24,038,831	12,910,031	361,284
Net change in net assets
from operations	80,065,179	5,481	33,794,267	8,262,029	24,168,559	15,370,212	159,621

Contract transactions[1]
Purchase payments	47,854,933	153,675	13,362,919	4,745,422	12,231,824	7,401,586	802,016
Surrenders and terminations	(44,303,229)	—	(32,975,650)	(2,765,160)	(12,663,967)	(2,155,108)	(1,192,327)
Transfers between Investment Divisions	(12,119,136)	574	(32,537,804)	(7,339,211)	(21,304,562)	(122,248,335)	(2,055,706)
Contract owner charges	(9,289,054)	—	(312,164)	(59,968)	(174,056)	(595,889)	(6,174)
Net change in net assets
from contract transaction	(17,856,486)	154,249	(52,462,699)	(5,418,917)	(21,910,761)	(117,597,746)	(2,452,191)

Net change in net assets	62,208,693	159,730	(18,668,432)	2,843,112	2,257,798	(102,227,534)	(2,292,570)

Net assets beginning of year	712,755,444	—	379,282,882	45,129,980	181,443,658	102,227,534	13,663,054

Net assets end of year	$774,964,137	$159,730	$360,614,450	$47,973,092	$183,701,456	$—	$11,370,484

[1]Contract unit transactions
Units outstanding at beginning of year	34,453,938	—	36,604,838	4,588,067	18,130,812	9,440,050	1,390,860
Units issued	5,409,276	5,634	2,131,742	674,517	2,308,254	7,512,506	204,061
Units redeemed	(6,319,200)	(5)	(6,993,732)	(1,201,933)	(4,392,910)	(16,952,556)	(451,408)
Units outstanding at end of year	33,544,014	5,629	31,742,848	4,060,651	16,046,156	—	1,143,513
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$126,930,034	$154,394	$23,313,310	$7,325,397	$24,707,004	$89,671,454	$2,018,058
Proceeds from sales	$146,033,212	$214	$79,641,480	$13,203,689	$48,472,716	$207,885,862	$4,600,553

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.
(b)	The period is from January 1, 2017 through April 24, 2017, the date the Fund was acquired. See Note 1. in the Notes to Financial Statements.

See notes to the financial statements.
73

Jackson National Separate Account I
Statement of Changes in Net Assets
December 31, 2017

	JNL/Neuberger Berman Currency Fund - Class I(a)	JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund - Class A	JNL/Neuberger Berman Strategic Income Fund - Class A	JNL/Neuberger Berman Strategic Income Fund - Class I(a)	JNL/Nicholas Convertible Arbitrage Fund - Class A	JNL/Nicholas Convertible Arbitrage Fund - Class I(a)	JNL/Oppenheimer Emerging Markets Innovator Fund - Class A
Operations
Net investment income (loss)	$(1)	$2,321,771	$9,534,915	$(11)	$2,271,825	$(2)	$(178,080)
Net realized gain (loss) on investments	—	(334,392)	1,562,891	—	(430,599)	—	540,452
Net change in unrealized appreciation
(depreciation) on investments	(5)	(1,296,389)	17,424,391	329	1,273,069	21	5,573,154
Net change in net assets
from operations	(6)	690,990	28,522,197	318	3,114,295	19	5,935,526

Contract transactions[1]
Purchase payments	2,500	1,563,950	61,366,236	56,847	2,846,830	5,800	7,361,322
Surrenders and terminations	—	(794,499)	(36,461,977)	(22)	(7,710,628)	—	(840,353)
Transfers between Investment Divisions	—	847,626	86,592,138	10,442	(9,200,565)	—	14,997,228
Contract owner charges	—	(7,686)	(6,868,234)	—	(71,008)	—	(9,956)
Net change in net assets
from contract transaction	2,500	1,609,391	104,628,163	67,267	(14,135,371)	5,800	21,508,241

Net change in net assets	2,494	2,300,381	133,150,360	67,585	(11,021,076)	5,819	27,443,767

Net assets beginning of year	—	12,030,710	498,914,692	—	85,904,321	—	8,931,979

Net assets end of year	$2,494	$14,331,091	$632,065,052	$67,585	$74,883,245	$5,819	$36,375,746

[1]Contract unit transactions
Units outstanding at beginning of year	—	1,905,101	46,193,846	—	8,583,046	—	1,075,057
Units issued	250	981,618	21,861,312	5,421	591,003	575	2,602,293
Units redeemed	—	(732,263)	(12,579,918)	(2)	(1,974,604)	—	(547,191)
Units outstanding at end of year	250	2,154,456	55,475,240	5,419	7,199,445	575	3,130,159
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$2,500	$8,694,299	$262,283,713	$67,289	$9,162,841	$5,800	$27,056,826
Proceeds from sales	$1	$4,763,137	$148,120,635	$33	$21,026,387	$2	$5,726,665

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.
74

Jackson National Separate Account I
Statement of Changes in Net Assets
December 31, 2017

	JNL/Oppenheimer Global Growth Fund - Class A	JNL/Oppenheimer Global Growth Fund - Class I(a)	JNL/PIMCO Credit Income Fund - Class A	JNL/PIMCO Credit Income Fund - Class I(a)	JNL/PIMCO Income Fund - Class A(a)	JNL/PIMCO Income Fund - Class I(a)	JNL/PIMCO Real Return Fund - Class A
Operations
Net investment income (loss)	$(9,536,930)	$(64)	$2,009,405	$(4)	$(244,643)	$(205)	$(16,022,847)
Net realized gain (loss) on investments	45,995,685	1	3,193,247	—	26,032	14	(34,269,455)
Net change in unrealized appreciation
(depreciation) on investments	397,634,963	3,679	7,005,062	136	296,690	826	68,878,719
Net change in net assets
from operations	434,093,718	3,616	12,207,714	132	78,079	635	18,586,417

Contract transactions[1]
Purchase payments	103,905,703	158,812	42,188,141	41,822	22,615,046	534,946	60,727,868
Surrenders and terminations	(100,296,725)	—	(14,302,717)	—	(1,158,627)	(3,454)	(93,190,250)
Transfers between Investment Divisions	196,835,087	25,374	63,474,493	—	106,662,060	(8,395)	7,787,167
Contract owner charges	(17,711,814)	—	(2,131,139)	—	(156,751)	—	(13,353,354)
Net change in net assets
from contract transaction	182,732,251	184,186	89,228,778	41,822	127,961,728	523,097	(38,028,569)

Net change in net assets	616,825,969	187,802	101,436,492	41,954	128,039,807	523,732	(19,442,152)

Net assets beginning of year	1,201,731,404	—	185,994,980	—	—	—	1,134,261,639

Net assets end of year	$1,818,557,373	$187,802	$287,431,472	$41,954	$128,039,807	$523,732	$1,114,819,487

[1]Contract unit transactions
Units outstanding at beginning of year	63,486,868	—	16,679,472	—	—	—	83,789,397
Units issued	20,871,036	5,621	16,302,604	3,584	13,933,417	53,189	14,109,150
Units redeemed	(12,962,158)	—	(8,587,818)	—	(1,173,349)	(1,171)	(17,154,649)
Units outstanding at end of year	71,395,746	5,621	24,394,258	3,584	12,760,068	52,018	80,743,898
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$481,453,360	$184,186	$193,759,137	$41,822	$139,729,290	$534,883	$194,849,518
Proceeds from sales	$308,258,038	$64	$101,764,175	$4	$12,012,204	$11,991	$248,900,934

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.
75

Jackson National Separate Account I
Statement of Changes in Net Assets
December 31, 2017

	JNL/PIMCO Real Return Fund - Class I(a)	JNL/PPM America Floating Rate Income Fund - Class A	JNL/PPM America Floating Rate Income Fund - Class I(a)	JNL/PPM America High Yield Bond Fund - Class A	JNL/PPM America High Yield Bond Fund - Class I(a)	JNL/PPM America Long Short Credit Fund - Class A	JNL/PPM America Long Short Credit Fund - Class I(a)
Operations
Net investment income (loss)	$(62)	$25,810,861	$(38)	$72,476,588	$(69)	$434,326	$(1)
Net realized gain (loss) on investments	—	(2,083,383)	—	18,012,926	—	(266,006)	—
Net change in unrealized appreciation
(depreciation) on investments	704	(3,008,866)	285	5,861,199	1,116	244,784	14
Net change in net assets
from operations	642	20,718,612	247	96,350,713	1,047	413,104	13

Contract transactions[1]
Purchase payments	82,034	151,890,719	96,266	122,498,536	139,225	1,356,993	2,500
Surrenders and terminations	—	(94,394,026)	—	(123,676,632)	—	(1,732,494)	—
Transfers between Investment Divisions	9,735	16,067,270	8,926	(64,861,198)	10,054	(1,853,636)	—
Contract owner charges	—	(14,421,356)	—	(17,365,353)	—	(6,961)	—
Net change in net assets
from contract transaction	91,769	59,142,607	105,192	(83,404,647)	149,279	(2,236,098)	2,500

Net change in net assets	92,411	79,861,219	105,439	12,946,066	150,326	(1,822,994)	2,513

Net assets beginning of year	—	1,282,976,258	—	1,627,383,574	—	15,725,406	—

Net assets end of year	$92,411	$1,362,837,477	$105,439	$1,640,329,640	$150,326	$13,902,412	$2,513

[1]Contract unit transactions
Units outstanding at beginning of year	—	113,730,052	—	78,947,498	—	1,524,369	—
Units issued	5,611	36,631,216	10,006	20,094,991	4,977	396,925	282
Units redeemed	—	(31,508,776)	—	(24,446,375)	—	(611,522)	—
Units outstanding at end of year	5,611	118,852,492	10,006	74,596,114	4,977	1,309,772	282
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$91,769	$461,848,066	$105,195	$520,961,929	$149,279	$4,763,809	$2,500
Proceeds from sales	$62	$376,894,598	$41	$531,889,988	$69	$6,565,581	$1

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.
76

Jackson National Separate Account I
Statement of Changes in Net Assets
December 31, 2017

	JNL/PPM America Mid Cap Value Fund - Class A	JNL/PPM America Mid Cap Value Fund - Class I(a)	JNL/PPM America Small Cap Value Fund - Class A	JNL/PPM America Small Cap Value Fund - Class I(a)	JNL/PPM America Total Return Fund - Class A	JNL/PPM America Total Return Fund - Class I(a)	JNL/PPM America Value Equity Fund - Class A
Operations
Net investment income (loss)	$(5,010,561)	$(16)	$(8,178,278)	$(20)	$2,597,898	$(54)	$(298,594)
Net realized gain (loss) on investments	42,062,875	13	49,209,086	1	(145,586)	—	15,182,234
Net change in unrealized appreciation
(depreciation) on investments	24,009,969	1,533	62,137,551	1,095	5,399,271	509	10,779,792
Net change in net assets
from operations	61,062,283	1,530	103,168,359	1,076	7,851,583	455	25,663,432

Contract transactions[1]
Purchase payments	66,058,241	41,185	86,763,946	131,022	51,174,704	118,311	18,428,591
Surrenders and terminations	(35,648,112)	—	(43,077,254)	—	(15,344,618)	—	(17,524,728)
Transfers between Investment Divisions	(139,153,291)	2,991	(47,091,943)	1,404	23,183,751	(10)	(14,033,838)
Contract owner charges	(7,046,057)	—	(9,392,193)	—	(2,714,465)	—	(2,172,757)
Net change in net assets
from contract transaction	(115,789,219)	44,176	(12,797,444)	132,426	56,299,372	118,301	(15,302,732)

Net change in net assets	(54,726,936)	45,706	90,370,915	133,502	64,150,955	118,756	10,360,700

Net assets beginning of year	666,248,398	—	727,296,658	—	233,731,243	—	206,320,732

Net assets end of year	$611,521,462	$45,706	$817,667,573	$133,502	$297,882,198	$118,756	$216,681,432

[1]Contract unit transactions
Units outstanding at beginning of year	35,150,315	—	37,962,190	—	14,313,230	—	6,644,976
Units issued	12,448,429	1,877	15,917,220	5,038	8,971,709	9,942	2,426,528
Units redeemed	(18,631,333)	(12)	(17,082,182)	—	(5,617,663)	(1)	(2,949,493)
Units outstanding at end of year	28,967,411	1,865	36,797,228	5,038	17,667,276	9,941	6,122,011
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$266,076,346	$44,468	$331,512,237	$132,439	$155,118,479	$118,311	$82,353,766
Proceeds from sales	$366,763,016	$308	$347,370,250	$33	$96,221,209	$64	$97,955,092

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.
77

Jackson National Separate Account I
Statement of Changes in Net Assets
December 31, 2017

	JNL/PPM America Value Equity Fund - Class I(a)	JNL/Red Rocks Listed Private Equity Fund - Class A(b)	JNL/S&P 4 Fund - Class A	JNL/S&P 4 Fund - Class I(a)	JNL/S&P Competitive Advantage Fund - Class A	JNL/S&P Competitive Advantage Fund - Class I(a)	JNL/S&P Dividend Income & Growth Fund - Class A
Operations
Net investment income (loss)	$—	$12,442,052	$(89,588,567)	$(326)	$(948,220)	$(2)	$42,776,360
Net realized gain (loss) on investments	—	28,587,915	181,339,070	11	(4,609,573)	—	279,563,986
Net change in unrealized appreciation
(depreciation) on investments	—	56,550,741	745,560,332	35,379	166,645,376	119	11,681,720
Net change in net assets
from operations	—	97,580,708	837,310,835	35,064	161,087,583	117	334,022,066

Contract transactions[1]
Purchase payments	—	10,921,546	425,765,732	783,683	56,494,245	8,666	245,156,485
Surrenders and terminations	—	(25,749,918)	(377,668,449)	—	(55,632,303)	—	(226,194,980)
Transfers between Investment Divisions	—	(497,871,465)	(838,927,716)	6,876	(157,964,978)	(4)	(590,761,236)
Contract owner charges	—	(2,337,305)	(74,162,590)	—	(11,309,758)	—	(40,983,116)
Net change in net assets
from contract transaction	—	(515,037,142)	(864,993,023)	790,559	(168,412,794)	8,662	(612,782,847)

Net change in net assets	—	(417,456,434)	(27,682,188)	825,623	(7,325,211)	8,779	(278,760,781)

Net assets beginning of year	—	417,456,434	6,640,845,302	—	1,026,738,998	—	3,658,768,538

Net assets end of year	$—	$—	$6,613,163,114	$825,623	$1,019,413,787	$8,779	$3,380,007,757

[1]Contract unit transactions
Units outstanding at beginning of year	—	26,799,124	324,244,899	—	47,314,048	—	176,161,132
Units issued	—	1,681,720	34,462,601	40,487	6,019,982	293	22,714,418
Units redeemed	—	(28,480,844)	(75,547,349)	(8)	(13,576,585)	—	(51,880,092)
Units outstanding at end of year	—	—	283,160,151	40,479	39,757,445	293	146,995,458
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$—	$50,409,450	$733,981,134	$790,703	$156,676,985	$8,666	$770,818,924
Proceeds from sales	$—	$549,307,131	$1,688,562,723	$470	$318,759,304	$7	$1,147,292,291

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.
(b)	The period is from January 1, 2017 through September 25, 2017, the date the Fund was acquired. See Note 1. in the Notes to Financial Statements.

See notes to the financial statements.
78

Jackson National Separate Account I
Statement of Changes in Net Assets
December 31, 2017

	JNL/S&P Dividend Income & Growth Fund - Class I(a)	JNL/S&P International 5 Fund - Class A	JNL/S&P International 5 Fund - Class I(a)	JNL/S&P Intrinsic Value Fund - Class A	JNL/S&P Intrinsic Value Fund - Class I(a)	JNL/S&P Managed Aggressive Growth Fund - Class A	JNL/S&P Managed Aggressive Growth Fund - Class I(a)
Operations
Net investment income (loss)	$(34)	$3,394,250	$—	$8,634,247	$—	$(26,988,006)	$(35)
Net realized gain (loss) on investments	2	956,049	—	(19,111,702)	—	74,930,007	—
Net change in unrealized appreciation
(depreciation) on investments	1,546	4,683,554	—	130,818,864	—	316,921,920	1,198
Net change in net assets
from operations	1,514	9,033,853	—	120,341,409	—	364,863,921	1,163

Contract transactions[1]
Purchase payments	200,077	5,863,810	—	39,398,894	—	119,781,485	53,033
Surrenders and terminations	—	(1,756,720)	—	(45,502,971)	—	(106,869,595)	—
Transfers between Investment Divisions	256	6,515,878	—	(119,607,048)	—	28,303,381	145
Contract owner charges	(55)	(20,027)	—	(9,018,493)	—	(23,282,554)	—
Net change in net assets
from contract transaction	200,278	10,602,941	—	(134,729,618)	—	17,932,717	53,178

Net change in net assets	201,792	19,636,794	—	(14,388,209)	—	382,796,638	54,341

Net assets beginning of year	—	23,925,861	—	788,428,749	—	1,687,676,272	—

Net assets end of year	$201,792	$43,562,655	$—	$774,040,540	$—	$2,070,472,910	$54,341

[1]Contract unit transactions
Units outstanding at beginning of year	—	2,444,313	—	40,172,589	—	79,457,961	—
Units issued	7,475	1,758,321	—	5,253,222	—	12,379,961	2,447
Units redeemed	(2)	(826,176)	—	(11,851,123)	—	(11,916,620)	—
Units outstanding at end of year	7,473	3,376,458	—	33,574,688	—	79,921,302	2,447
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$200,333	$23,911,345	$—	$129,048,200	$—	$295,902,916	$53,178
Proceeds from sales	$89	$9,914,154	$—	$255,143,571	$—	$304,958,203	$35

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.
79

Jackson National Separate Account I
Statement of Changes in Net Assets
December 31, 2017

	JNL/S&P Managed Conservative Fund - Class A	JNL/S&P Managed Conservative Fund - Class I(a)	JNL/S&P Managed Growth Fund - Class A	JNL/S&P Managed Growth Fund - Class I(a)	JNL/S&P Managed Moderate Fund - Class A	JNL/S&P Managed Moderate Fund - Class I(a)	JNL/S&P Managed Moderate Growth Fund - Class A
Operations
Net investment income (loss)	$(20,454,632)	$—	$(71,296,053)	$(73)	$(43,165,563)	$(92)	$(82,265,253)
Net realized gain (loss) on investments	34,390,352	—	206,075,725	—	88,591,601	1	212,468,379
Net change in unrealized appreciation
(depreciation) on investments	59,214,491	—	744,292,210	2,050	231,317,901	1,732	642,411,372
Net change in net assets
from operations	73,150,211	—	879,071,882	1,977	276,743,939	1,641	772,614,498

Contract transactions[1]
Purchase payments	52,865,633	—	195,288,234	242,667	107,611,021	108,117	196,059,382
Surrenders and terminations	(138,377,327)	—	(319,987,797)	—	(246,017,672)	—	(409,074,513)
Transfers between Investment Divisions	(62,685,051)	—	(86,135,943)	—	(62,711,338)	2,334	(179,694,656)
Contract owner charges	(17,791,298)	—	(62,295,882)	—	(38,387,343)	—	(72,378,694)
Net change in net assets
from contract transaction	(165,988,043)	—	(273,131,388)	242,667	(239,505,332)	110,451	(465,088,481)

Net change in net assets	(92,837,832)	—	605,940,494	244,644	37,238,607	112,092	307,526,017

Net assets beginning of year	1,446,988,844	—	4,668,928,366	—	2,985,773,323	—	5,588,111,124

Net assets end of year	$1,354,151,012	$—	$5,274,868,860	$244,644	$3,023,011,930	$112,092	$5,895,637,141

[1]Contract unit transactions
Units outstanding at beginning of year	105,843,356	—	220,000,703	—	194,214,146	—	282,437,005
Units issued	12,941,750	—	21,325,138	12,980	16,396,645	7,268	21,240,281
Units redeemed	(24,989,247)	—	(33,663,883)	—	(31,583,001)	—	(44,074,320)
Units outstanding at end of year	93,795,859	—	207,661,958	12,980	179,027,790	7,268	259,602,966
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$183,092,455	$—	$504,495,372	$242,667	$266,620,015	$110,451	$461,366,676
Proceeds from sales	$369,535,129	$—	$848,922,812	$73	$549,290,910	$92	$1,008,720,410

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.
80

Jackson National Separate Account I
Statement of Changes in Net Assets
December 31, 2017

	JNL/S&P Managed Moderate Growth Fund - Class I(a)	JNL/S&P Mid 3 Fund - Class A	JNL/S&P Mid 3 Fund - Class I(a)	JNL/S&P Total Yield Fund - Class A	JNL/S&P Total Yield Fund - Class I(a)	JNL/Scout Unconstrained Bond Fund - Class A	JNL/T. Rowe Price Capital Appreciation Fund - Class A
Operations
Net investment income (loss)	$(430)	$1,407,788	$(5)	$3,171,143	$(9)	$(107,125)	$(3,880,439)
Net realized gain (loss) on investments	5	6,021,623	3	9,908,709	—	537,013	25,674,432
Net change in unrealized appreciation
(depreciation) on investments	13,560	20,371,395	698	31,660,318	1,290	(136,360)	131,138,443
Net change in net assets
from operations	13,135	27,800,806	696	44,740,170	1,281	293,528	152,932,436

Contract transactions[1]
Purchase payments	826,997	25,903,833	6,527	36,368,266	18,663	6,293,548	476,577,318
Surrenders and terminations	—	(13,077,525)	(26)	(32,692,795)	—	(2,957,435)	(62,575,852)
Transfers between Investment Divisions	5,000	(23,876,054)	31	(113,371,668)	—	(3,616,651)	739,541,705
Contract owner charges	—	(2,844,833)	—	(5,984,869)	—	(37,279)	(4,468,342)
Net change in net assets
from contract transaction	831,997	(13,894,579)	6,532	(115,681,066)	18,663	(317,817)	1,149,074,829

Net change in net assets	845,132	13,906,227	7,228	(70,940,896)	19,944	(24,289)	1,302,007,265

Net assets beginning of year	—	276,616,528	—	562,315,425	—	46,195,313	793,775,180

Net assets end of year	$845,132	$290,522,755	$7,228	$491,374,529	$19,944	$46,171,024	$2,095,782,445

[1]Contract unit transactions
Units outstanding at beginning of year	—	23,845,197	—	29,782,346	—	4,748,903	61,907,090
Units issued	48,185	6,307,624	535	4,214,660	822	1,223,006	93,402,302
Units redeemed	—	(7,510,166)	(2)	(10,285,882)	—	(1,259,281)	(10,480,758)
Units outstanding at end of year	48,185	22,642,655	533	23,711,124	822	4,712,628	144,828,634
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$831,997	$80,482,126	$6,558	$104,355,731	$18,663	$12,690,817	$1,318,097,783
Proceeds from sales	$430	$92,968,916	$31	$204,591,750	$9	$12,806,797	$160,017,415

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.
81

Jackson National Separate Account I
Statement of Changes in Net Assets
December 31, 2017

	JNL/T. Rowe Price Capital Appreciation Fund - Class I(a)	JNL/T. Rowe Price Established Growth Fund - Class A	JNL/T. Rowe Price Established Growth Fund - Class I(a)	JNL/T. Rowe Price Mid-Cap Growth Fund - Class A	JNL/T. Rowe Price Mid-Cap Growth Fund - Class I(a)	JNL/T. Rowe Price Short-Term Bond Fund - Class A	JNL/T. Rowe Price Short-Term Bond Fund - Class I(a)
Operations
Net investment income (loss)	$(362)	$(58,910,260)	$(336)	$(57,369,112)	$(402)	$429,332	$(99)
Net realized gain (loss) on investments	3	383,809,775	456	327,258,864	124	(1,940,638)	—
Net change in unrealized appreciation
(depreciation) on investments	6,268	836,223,417	5,731	542,491,357	11,381	(524,430)	(155)
Net change in net assets
from operations	5,909	1,161,122,932	5,851	812,381,109	11,103	(2,035,736)	(254)

Contract transactions[1]
Purchase payments	777,822	488,799,044	862,982	383,751,600	1,002,386	107,238,918	191,765
Surrenders and terminations	—	(252,901,019)	—	(233,540,593)	(5,946)	(84,729,453)	—
Transfers between Investment Divisions	3,823	709,258,096	20,493	337,909,154	5,073	(60,795,142)	791
Contract owner charges	—	(47,386,581)	(123)	(49,424,207)	(1,220)	(9,930,221)	(77)
Net change in net assets
from contract transaction	781,645	897,769,540	883,352	438,695,954	1,000,293	(48,215,898)	192,479

Net change in net assets	787,554	2,058,892,472	889,203	1,251,077,063	1,011,396	(50,251,634)	192,225

Net assets beginning of year	—	3,344,432,388	—	3,355,489,891	—	986,933,704	—

Net assets end of year	$787,554	$5,403,324,860	$889,203	$4,606,566,954	$1,011,396	$936,682,070	$192,225

[1]Contract unit transactions
Units outstanding at beginning of year	—	60,975,560	—	38,771,840	—	95,652,792	—
Units issued	55,062	23,447,016	8,767	10,963,685	6,596	26,439,044	15,543
Units redeemed	—	(10,042,985)	(231)	(6,681,851)	(48)	(31,373,890)	(10)
Units outstanding at end of year	55,062	74,379,591	8,536	43,053,674	6,548	90,717,946	15,533
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$781,649	$1,791,223,803	$907,343	$1,286,480,698	$1,007,714	$288,756,539	$192,598
Proceeds from sales	$365	$704,324,552	$24,327	$695,162,467	$7,823	$336,543,104	$218

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.
82

Jackson National Separate Account I
Statement of Changes in Net Assets
December 31, 2017

	JNL/T. Rowe Price Value Fund - Class A	JNL/T. Rowe Price Value Fund - Class I(a)	JNL/The Boston Company Equity Income Fund - Class A	JNL/The Boston Company Equity Income Fund - Class I(a)	JNL/The London Company Focused U.S. Equity Fund - Class A	JNL/The London Company Focused U.S. Equity Fund - Class I(a)	JNL/VanEck International Gold Fund - Class A
Operations
Net investment income (loss)	$4,367,631	$(100)	$647,403	$(4)	$(67,621)	$—	$1,939,599
Net realized gain (loss) on investments	95,939,598	2	6,156,954	—	648,516	—	212,375
Net change in unrealized appreciation
(depreciation) on investments	168,079,409	729	11,023,430	(148)	2,680,885	—	3,549,891
Net change in net assets
from operations	268,386,638	631	17,827,787	(152)	3,261,780	—	5,701,865

Contract transactions[1]
Purchase payments	141,496,436	421,600	12,542,402	76,082	2,424,962	—	5,535,774
Surrenders and terminations	(99,892,168)	—	(6,783,189)	—	(1,006,078)	—	(3,708,902)
Transfers between Investment Divisions	149,342,027	15,588	7,225,156	29	(779,490)	—	(4,503,610)
Contract owner charges	(17,297,857)	(86)	(74,257)	—	(16,648)	—	(59,804)
Net change in net assets
from contract transaction	173,648,438	437,102	12,910,112	76,111	622,746	—	(2,736,542)

Net change in net assets	442,035,076	437,733	30,737,899	75,959	3,884,526	—	2,965,323

Net assets beginning of year	1,508,137,074	—	117,216,001	—	19,627,199	—	53,403,575

Net assets end of year	$1,950,172,150	$437,733	$147,953,900	$75,959	$23,511,725	$—	$56,368,898

[1]Contract unit transactions
Units outstanding at beginning of year	56,106,119	—	6,420,335	—	1,553,950	—	11,261,099
Units issued	14,910,709	10,532	2,181,857	4,427	437,825	—	3,932,628
Units redeemed	(9,220,296)	(2)	(1,519,727)	—	(390,598)	—	(4,607,865)
Units outstanding at end of year	61,796,532	10,530	7,082,465	4,427	1,601,177	—	10,585,862
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$538,528,601	$437,204	$46,188,660	$76,111	$5,954,827	$—	$23,575,145
Proceeds from sales	$287,125,821	$202	$30,195,834	$4	$5,399,703	$—	$24,372,088

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.
83

Jackson National Separate Account I
Statement of Changes in Net Assets
December 31, 2017

	JNL/Vanguard Capital Growth Fund - Class A(a)	JNL/Vanguard Capital Growth Fund - Class I(a)	JNL/Vanguard Equity Income Fund - Class A(a)	JNL/Vanguard Equity Income Fund - Class I(a)	JNL/Vanguard Global Bond Market Index Fund - Class A(a)	JNL/Vanguard Global Bond Market Index Fund - Class I(a)	JNL/Vanguard Growth Allocation Fund - Class A(a)
Operations
Net investment income (loss)	$(141,715)	$(32)	$(34,075)	$(41)	$(18,518)	$(13)	$(55,357)
Net realized gain (loss) on investments	67,588	1	19,482	1,062	1,063	—	9,609
Net change in unrealized appreciation
(depreciation) on investments	2,344,636	2,075	597,424	1,041	24,679	58	778,955
Net change in net assets
from operations	2,270,509	2,044	582,831	2,062	7,224	45	733,207

Contract transactions[1]
Purchase payments	13,505,999	110,718	10,931,253	384,659	6,167,373	15,134	20,306,081
Surrenders and terminations	(631,466)	(1)	(117,015)	—	(128,231)	—	(69,964)
Transfers between Investment Divisions	51,345,344	14	13,095,755	(106,296)	5,728,391	54	18,679,932
Contract owner charges	(86,758)	—	(15,713)	—	(12,063)	—	(26,263)
Net change in net assets
from contract transaction	64,133,119	110,731	23,894,280	278,363	11,755,470	15,188	38,889,786

Net change in net assets	66,403,628	112,775	24,477,111	280,425	11,762,694	15,233	39,622,993

Net assets beginning of year	—	—	—	—	—	—	—

Net assets end of year	$66,403,628	$112,775	$24,477,111	$280,425	$11,762,694	$15,233	$39,622,993

[1]Contract unit transactions
Units outstanding at beginning of year	—	—	—	—	—	—	—
Units issued	6,424,720	10,435	2,379,197	36,238	1,249,469	1,516	3,867,786
Units redeemed	(285,306)	—	(74,927)	(9,974)	(72,950)	—	(78,262)
Units outstanding at end of year	6,139,414	10,435	2,304,270	26,264	1,176,519	1,516	3,789,524
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$67,141,814	$110,732	$24,686,095	$384,387	$12,484,494	$15,188	$39,693,471
Proceeds from sales	$3,150,410	$32	$825,890	$106,065	$747,542	$13	$859,042

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.
84

Jackson National Separate Account I
Statement of Changes in Net Assets
December 31, 2017

	JNL/Vanguard Growth Allocation Fund - Class I(a)	JNL/Vanguard International Fund - Class A(a)	JNL/Vanguard International Fund - Class I(a)	JNL/Vanguard International Stock Market Index Fund - Class A(a)	JNL/Vanguard International Stock Market Index Fund - Class I(a)	JNL/Vanguard Moderate Allocation Fund - Class A(a)	JNL/Vanguard Moderate Allocation Fund - Class I(a)
Operations
Net investment income (loss)	$(412)	$(130,240)	$(39)	$(311,562)	$(125)	$(42,720)	$(52)
Net realized gain (loss) on investments	4	15,296	—	29,858	2	4,348	—
Net change in unrealized appreciation
(depreciation) on investments	16,906	1,115,467	2,326	3,189,441	6,143	297,229	827
Net change in net assets
from operations	16,498	1,000,523	2,287	2,907,737	6,020	258,857	775

Contract transactions[1]
Purchase payments	784,910	13,647,019	206,564	15,589,116	181,999	14,627,190	134,473
Surrenders and terminations	—	(315,453)	—	(1,273,802)	—	(369,787)	—
Transfers between Investment Divisions	—	59,113,285	(46)	97,644,215	765	14,158,624	49
Contract owner charges	—	(85,194)	—	(144,667)	—	(21,725)	—
Net change in net assets
from contract transaction	784,910	72,359,657	206,518	111,814,862	182,764	28,394,302	134,522

Net change in net assets	801,408	73,360,180	208,805	114,722,599	188,784	28,653,159	135,297

Net assets beginning of year	—	—	—	—	—	—	—

Net assets end of year	$801,408	$73,360,180	$208,805	$114,722,599	$188,784	$28,653,159	$135,297

[1]Contract unit transactions
Units outstanding at beginning of year	—	—	—	—	—	—	—
Units issued	76,341	7,234,751	20,218	11,258,719	18,087	2,894,021	13,229
Units redeemed	—	(214,014)	—	(293,832)	—	(83,787)	(1)
Units outstanding at end of year	76,341	7,020,737	20,218	10,964,887	18,087	2,810,234	13,228
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$784,909	$74,570,710	$206,518	$114,825,996	$182,763	$29,241,633	$134,534
Proceeds from sales	$412	$2,341,293	$39	$3,322,695	$125	$890,051	$64

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.
85

Jackson National Separate Account I
Statement of Changes in Net Assets
December 31, 2017

	JNL/Vanguard Moderate Growth Allocation Fund - Class A(a)	JNL/Vanguard Moderate Growth Allocation Fund - Class I(a)	JNL/Vanguard Small Company Growth Fund - Class A(a)	JNL/Vanguard Small Company Growth Fund - Class I(a)	JNL/Vanguard U.S. Stock Market Index Fund - Class A(a)	JNL/Vanguard U.S. Stock Market Index Fund - Class I(a)	JNL/WCM Focused International Equity Fund - Class A
Operations
Net investment income (loss)	$(66,150)	$(245)	$(137,309)	$(9)	$(68,094)	$(25)	$(142,756)
Net realized gain (loss) on investments	6,611	2	(61,328)	—	15,786	1	627,717
Net change in unrealized appreciation
(depreciation) on investments	737,201	6,546	1,660,405	404	1,146,520	951	4,745,664
Net change in net assets
from operations	677,662	6,303	1,461,768	395	1,094,212	927	5,230,625

Contract transactions[1]
Purchase payments	27,830,193	333,241	9,175,102	96,729	21,994,948	99,379	4,652,111
Surrenders and terminations	(66,453)	—	(532,259)	—	(209,690)	(44)	(1,083,238)
Transfers between Investment Divisions	16,745,563	446	42,006,214	667	24,814,957	1,666	9,954,486
Contract owner charges	(38,004)	—	(92,971)	—	(33,314)	—	(15,691)
Net change in net assets
from contract transaction	44,471,299	333,687	50,556,086	97,396	46,566,901	101,001	13,507,668

Net change in net assets	45,148,961	339,990	52,017,854	97,791	47,661,113	101,928	18,738,293

Net assets beginning of year	—	—	—	—	—	—	12,385,965

Net assets end of year	$45,148,961	$339,990	$52,017,854	$97,791	$47,661,113	$101,928	$31,124,258

[1]Contract unit transactions
Units outstanding at beginning of year	—	—	—	—	—	—	1,160,185
Units issued	4,422,801	32,793	6,014,977	9,108	4,541,170	9,524	1,495,724
Units redeemed	(54,626)	—	(1,169,058)	—	(84,507)	(5)	(419,149)
Units outstanding at end of year	4,368,175	32,793	4,845,919	9,108	4,456,663	9,519	2,236,760
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$45,029,966	$333,687	$62,602,646	$97,396	$47,454,567	$101,051	$18,909,800
Proceeds from sales	$624,817	$245	$12,183,870	$9	$955,760	$75	$5,524,248

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.
86

Jackson National Separate Account I
Statement of Changes in Net Assets
December 31, 2017

	JNL/WCM Focused International Equity Fund - Class I(a)	JNL/Westchester Capital Event Driven Fund - Class A	JNL/Westchester Capital Event Driven Fund - Class I(a)	JNL/WMC Balanced Fund - Class A	JNL/WMC Balanced Fund - Class I(a)	JNL/WMC Government Money Market Fund - Class A	JNL/WMC Government Money Market Fund - Class I(a)
Operations
Net investment income (loss)	$(8)	$61,034	$(1)	$4,913,519	$(330)	$(16,193,881)	$398
Net realized gain (loss) on investments	—	35,456	—	264,072,318	17	—	—
Net change in unrealized appreciation
(depreciation) on investments	335	69,558	62	438,190,678	11,177	—	—
Net change in net assets
from operations	327	166,048	61	707,176,515	10,864	(16,193,881)	398

Contract transactions[1]
Purchase payments	18,600	1,061,581	4,600	939,090,922	1,092,891	366,558,748	1,346,736
Surrenders and terminations	—	(255,292)	—	(404,798,904)	—	(308,971,810)	—
Transfers between Investment Divisions	7,447	255,022	—	134,693,617	5,064	(412,857,048)	(464,166)
Contract owner charges	—	(3,353)	—	(74,945,737)	—	(15,822,600)	—
Net change in net assets
from contract transaction	26,047	1,057,958	4,600	594,039,898	1,097,955	(371,092,710)	882,570

Net change in net assets	26,374	1,224,006	4,661	1,301,216,413	1,108,819	(387,286,591)	882,968

Net assets beginning of year	—	3,252,280	—	6,047,242,968	—	1,512,917,966	—

Net assets end of year	$26,374	$4,476,286	$4,661	$7,348,459,381	$1,108,819	$1,125,631,375	$882,968

[1]Contract unit transactions
Units outstanding at beginning of year	—	339,822	—	139,519,238	—	127,520,520	—
Units issued	1,826	241,082	466	32,970,013	16,196	76,170,366	84,704
Units redeemed	—	(133,627)	—	(20,670,005)	(24)	(108,342,757)	(31,560)
Units outstanding at end of year	1,826	447,277	466	151,819,246	16,172	95,348,129	53,144
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$26,047	$2,473,289	$4,600	$1,765,506,685	$1,099,557	$908,276,962	$1,407,464
Proceeds from sales	$8	$1,354,298	$1	$1,014,921,676	$1,933	$1,295,563,553	$524,496

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.
87

Jackson National Separate Account I
Statement of Changes in Net Assets
December 31, 2017

	JNL/WMC Value Fund - Class A	JNL/WMC Value Fund - Class I(a)
Operations
Net investment income (loss)	$1,768,109	$(28)
Net realized gain (loss) on investments	61,263,296	148
Net change in unrealized appreciation
(depreciation) on investments	31,439,568	1,791
Net change in net assets
from operations	94,470,973	1,911

Contract transactions[1]
Purchase payments	46,481,796	99,929
Surrenders and terminations	(44,978,160)	—
Transfers between Investment Divisions	(6,951,753)	3
Contract owner charges	(8,303,881)	—
Net change in net assets
from contract transaction	(13,751,998)	99,932

Net change in net assets	80,718,975	101,843

Net assets beginning of year	703,505,205	—

Net assets end of year	$784,224,180	$101,843

[1]Contract unit transactions
Units outstanding at beginning of year	21,012,772	—
Units issued	4,268,371	2,930
Units redeemed	(4,708,654)	(842)
Units outstanding at end of year	20,572,489	2,088
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$204,593,041	$139,459
Proceeds from sales	$175,501,474	$39,555

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.
88

Jackson National Separate Account I
Statement of Changes in Net Assets
December 31, 2016

	JG - Alt 100 Fund	JG - Conservative Fund	JG - Equity 100 Fund	JG - Fixed Income 100 Fund	JG - Growth Fund	JG - Interest Rate Opportunities Fund	JG - Maximum Growth Fund
Operations
Net investment income (loss)	$(4,201,518)	$(1,455,289)	$(791,954)	$(747,448)	$(2,546,187)	$(430,595)	$(2,196,858)
Net realized gain (loss)	(5,885,690)	(197,976)	(1,531,563)	(214,794)	(861,368)	(662,334)	(1,931,035)
Net change in unrealized appreciation
(depreciation) on investments	6,066,594	6,186,775	6,380,549	3,415,107	16,208,913	2,459,766	16,795,904
Net increase (decrease) in net assets
from operations	(4,020,614)	4,533,510	4,057,032	2,452,865	12,801,358	1,366,837	12,668,011

Contract transactions[1]
Purchase payments	18,157,453	23,592,717	3,840,079	6,177,504	39,669,941	1,890,543	15,588,859
Surrenders and terminations	(29,457,465)	(13,235,978)	(3,818,103)	(6,642,507)	(10,068,745)	(3,414,534)	(9,117,213)
Transfers between Investment Divisions	(62,853,326)	(317,722)	(9,355,602)	(7,864,602)	(22,714,460)	(7,626,922)	(19,656,257)
Contract owner charges	(448,897)	(84,768)	(76,485)	(55,399)	(257,633)	(36,896)	(280,768)
Net increase (decrease) in net assets
from contract transaction	(74,602,235)	9,954,249	(9,410,111)	(8,385,004)	6,629,103	(9,187,809)	(13,465,379)

Net increase (decrease) in net assets	(78,622,849)	14,487,759	(5,353,079)	(5,932,139)	19,430,461	(7,820,972)	(797,368)

Net assets beginning of period	445,496,695	122,256,189	81,460,935	71,861,619	240,234,049	45,565,316	219,742,526

Net assets end of period	$366,873,846	$136,743,948	$76,107,856	$65,929,480	$259,664,510	$37,744,344	$218,945,158

[1]Contract Unit Transactions
Units Outstanding at beginning of period	43,427,143	11,686,380	6,203,394	7,566,663	21,832,192	4,905,836	18,027,920
Units Issued	3,258,900	4,446,402	858,475	1,698,888	5,323,455	438,971	2,570,939
Units Redeemed	(10,599,713)	(3,492,596)	(1,568,371)	(2,554,010)	(4,669,586)	(1,417,952)	(3,656,760)
Units Outstanding at end of period	36,086,330	12,640,186	5,493,498	6,711,541	22,486,061	3,926,855	16,942,099

See notes to the financial statements.
89

Jackson National Separate Account I
Statement of Changes in Net Assets
December 31, 2016

	JG - Moderate Fund	JG - Moderate Growth Fund	JG - Real Assets Fund	JNL Tactical ETF Conservative Fund	JNL Tactical ETF Growth Fund	JNL Tactical ETF Moderate Fund	JNL/American Funds Global Growth Fund
Operations
Net investment income (loss)	$(4,324,647)	$(8,296,410)	$(121,276)	$234,285	$404,179	$580,642	$(871,551)
Net realized gain (loss)	(1,326,858)	(4,117,208)	(256,674)	2,066,985	8,551,042	8,120,618	(777,103)
Net change in unrealized appreciation
(depreciation) on investments	22,339,957	48,578,218	1,365,207	1,712,497	1,970,849	3,344,750	842,130
Net increase (decrease) in net assets
from operations	16,688,452	36,164,600	987,257	4,013,767	10,926,070	12,046,010	(806,524)

Contract transactions[1]
Purchase payments	51,500,644	66,512,735	958,367	17,497,434	19,233,379	36,432,652	15,236,084
Surrenders and terminations	(27,236,639)	(43,405,361)	(864,934)	(7,228,328)	(7,586,392)	(10,052,200)	(3,779,060)
Transfers between Investment Divisions	(25,033,397)	(69,827,754)	3,062,957	12,845,758	2,889,808	10,429,479	(16,127,182)
Contract owner charges	(340,256)	(721,943)	(23,371)	(90,464)	(110,016)	(123,401)	(52,687)
Net increase (decrease) in net assets
from contract transaction	(1,109,648)	(47,442,323)	3,133,019	23,024,400	14,426,779	36,686,530	(4,722,845)

Net increase (decrease) in net assets	15,578,804	(11,277,723)	4,120,276	27,038,167	25,352,849	48,732,540	(5,529,369)

Net assets beginning of period	398,190,267	812,819,350	9,035,943	75,313,372	134,332,183	175,369,830	91,115,483

Net assets end of period	$413,769,071	$801,541,627	$13,156,219	$102,351,539	$159,685,032	$224,102,370	$85,586,114

[1]Contract Unit Transactions
Units Outstanding at beginning of period	34,342,709	70,034,620	1,078,460	6,766,711	10,621,852	14,575,054	7,792,647
Units Issued	7,271,466	9,000,674	689,154	3,511,496	2,963,240	5,776,786	2,318,752
Units Redeemed	(7,347,643)	(13,074,167)	(359,224)	(1,480,116)	(1,825,856)	(2,772,118)	(2,746,965)
Units Outstanding at end of period	34,266,532	65,961,127	1,408,390	8,798,091	11,759,236	17,579,722	7,364,434

See notes to the financial statements.
90

Jackson National Separate Account I
Statement of Changes in Net Assets
December 31, 2016

	JNL/American Funds Growth Fund	JNL/AQR Risk Parity Fund	JNL/BlackRock Global Long Short Credit Fund	JNL/DFA U.S. Micro Cap Fund	JNL/DoubleLine Total Return Fund	JNL/Eaton Vance Global Macro Absolute Return Advantage Fund	JNL/Epoch Global Shareholder Yield Fund
Operations
Net investment income (loss)	$(1,878,049)	$(286,244)	$977,957	$(331,775)	$3,069,050	$1,277,471	$778,616
Net realized gain (loss)	1,992,487	(6,934,804)	(1,653,809)	(1,031,807)	1,303,846	(443,336)	(447,542)
Net change in unrealized appreciation
(depreciation) on investments	14,626,272	8,971,556	1,590,142	10,782,146	(3,866,001)	878,527	1,180,645
Net increase (decrease) in net assets
from operations	14,740,710	1,750,508	914,290	9,418,564	506,895	1,712,662	1,511,719

Contract transactions[1]
Purchase payments	34,632,641	4,269,056	4,388,111	5,552,023	178,261,175	4,476,144	3,084,455
Surrenders and terminations	(7,968,582)	(1,453,491)	(6,289,708)	(1,726,798)	(42,079,916)	(2,449,039)	(1,712,434)
Transfers between Investment Divisions	715,549	2,472,598	(10,747,989)	4,695,638	211,939,689	(2,002,166)	1,078,794
Contract owner charges	(107,455)	(16,471)	(37,544)	(31,645)	(5,335,752)	(25,488)	(26,566)
Net increase (decrease) in net assets
from contract transaction	27,272,153	5,271,692	(12,687,130)	8,489,218	342,785,196	(549)	2,424,249

Net increase (decrease) in net assets	42,012,863	7,022,200	(11,772,840)	17,907,782	343,292,091	1,712,113	3,935,968

Net assets beginning of period	172,664,468	25,093,515	67,175,748	36,078,809	364,627,178	34,210,822	27,780,067

Net assets end of period	$214,677,331	$32,115,715	$55,402,908	$53,986,591	$707,919,269	$35,922,935	$31,716,035

[1]Contract Unit Transactions
Units Outstanding at beginning of period	11,312,975	2,638,428	6,854,232	2,647,721	34,644,218	3,460,209	2,173,066
Units Issued	4,774,845	1,386,976	1,168,645	1,382,439	60,212,795	1,473,381	897,091
Units Redeemed	(3,057,178)	(911,491)	(2,467,254)	(874,390)	(27,995,331)	(1,486,208)	(731,028)
Units Outstanding at end of period	13,030,642	3,113,913	5,555,623	3,155,770	66,861,682	3,447,382	2,339,129

See notes to the financial statements.
91

Jackson National Separate Account I
Statement of Changes in Net Assets
December 31, 2016

	JNL/FAMCO Flex Core Covered Call Fund	JNL/Lazard International Strategic Equity Fund	JNL/MC Frontier Markets 100 Index Fund (a)	JNL/Neuberger Berman Currency Fund	JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund	JNL/Nicholas Convertible Arbitrage Fund	JNL/PIMCO Credit Income Fund
Operations
Net investment income (loss)	$1,975,537	$99,804	$171,202	$170,156	$(96,994)	$(531,107)	$65,272
Net realized gain (loss)	4,670,904	843,268	(861,832)	(5,597)	(328,712)	(1,674,942)	760,341
Net change in unrealized appreciation
(depreciation) on investments	877,508	(3,839,464)	536,845	(570,523)	1,302,977	4,245,989	1,057,877
Net increase (decrease) in net assets
from operations	7,523,949	(2,896,392)	(153,785)	(405,964)	877,271	2,039,940	1,883,490

Contract transactions[1]
Purchase payments	7,857,456	6,998,713	459,209	2,283,645	2,953,212	3,052,053	30,528,387
Surrenders and terminations	(8,004,196)	(1,713,281)	(223,305)	(621,049)	(493,247)	(5,692,007)	(7,713,563)
Transfers between Investment Divisions	(11,871,756)	(4,790,273)	(15,702,350)	64,713	3,415,024	(14,558,408)	102,601,688
Contract owner charges	(103,863)	(26,209)	(2,538)	(8,356)	(2,846)	(84,864)	(849,771)
Net increase (decrease) in net assets
from contract transaction	(12,122,359)	468,950	(15,468,984)	1,718,953	5,872,143	(17,283,226)	124,566,741

Net increase (decrease) in net assets	(4,598,410)	(2,427,442)	(15,622,769)	1,312,989	6,749,414	(15,243,286)	126,450,231

Net assets beginning of period	120,656,286	43,939,479	15,622,769	12,350,065	5,281,296	101,147,607	59,544,749

Net assets end of period	$116,057,876	$41,512,037	$—	$13,663,054	$12,030,710	$85,904,321	$185,994,980

[1]Contract Unit Transactions
Units Outstanding at beginning of period	10,295,797	3,780,977	1,807,572	1,225,523	926,455	10,351,801	5,569,449
Units Issued	1,460,219	1,767,867	147,556	627,781	1,652,112	768,669	17,032,456
Units Redeemed	(2,500,980)	(1,747,153)	(1,955,128)	(462,444)	(673,466)	(2,537,424)	(5,922,433)
Units Outstanding at end of period	9,255,036	3,801,691	—	1,390,860	1,905,101	8,583,046	16,679,472
(a) The period is from January 1, 2016 through April 25, 2016, the date the Fund was acquired.

See notes to the financial statements.
92

Jackson National Separate Account I
Statement of Changes in Net Assets
December 31, 2016

	JNL/PPM America Long Short Credit Fund	JNL/T. Rowe Price Capital Appreciation Fund	JNL/The Boston Company Equity Income Fund	JNL/The London Company Focused U.S. Equity Fund	JNL/Van Eck International Gold Fund	JNL/WCM Focused International Equity Fund	JNL Alt 65 Fund - A
Operations
Net investment income (loss)	$1,235,779	$(4,407,432)	$(60,093)	$(53,264)	$(250,398)	$(94,008)	$(7,739,859)
Net realized gain (loss)	(483,379)	10,095,631	5,069,491	122,210	3,014,890	58,778	(10,661,890)
Net change in unrealized appreciation
(depreciation) on investments	510,992	31,811,070	11,848,705	2,010,971	10,391,137	(124,491)	27,911,101
Net increase (decrease) in net assets
from operations	1,263,392	37,499,269	16,858,103	2,079,917	13,155,629	(159,721)	9,509,352

Contract transactions[1]
Purchase payments	1,327,971	234,385,377	6,423,234	3,729,523	9,492,688	2,849,113	6,990,449
Surrenders and terminations	(2,678,240)	(30,256,764)	(6,851,340)	(1,062,342)	(3,297,499)	(356,511)	(37,153,035)
Transfers between Investment Divisions	1,793,270	173,507,747	(9,271,552)	3,570,115	9,517,931	1,823,762	(62,146,112)
Contract owner charges	(8,353)	(368,116)	(83,228)	(37,240)	(61,423)	(3,298)	(6,283,679)
Net increase (decrease) in net assets
from contract transaction	434,648	377,268,244	(9,782,886)	6,200,056	15,651,697	4,313,066	(98,592,377)

Net increase (decrease) in net assets	1,698,040	414,767,513	7,075,217	8,279,973	28,807,326	4,153,345	(89,083,025)

Net assets beginning of period	14,027,366	379,007,667	110,140,784	11,347,226	24,596,249	8,232,620	617,911,974

Net assets end of period	$15,725,406	$793,775,180	$117,216,001	$19,627,199	$53,403,575	$12,385,965	$528,828,949

[1]Contract Unit Transactions
Units Outstanding at beginning of period	1,497,056	31,534,208	7,080,688	1,037,090	7,862,412	764,490	36,534,684
Units Issued	704,488	36,885,341	1,025,404	950,605	10,024,617	708,297	1,886,014
Units Redeemed	(677,175)	(6,512,459)	(1,685,757)	(433,745)	(6,625,930)	(312,602)	(7,747,994)
Units Outstanding at end of period	1,524,369	61,907,090	6,420,335	1,553,950	11,261,099	1,160,185	30,672,704

See notes to the financial statements.
93

Jackson National Separate Account I
Statement of Changes in Net Assets
December 31, 2016

	JNL Disciplined Growth Fund - A	JNL Disciplined Moderate Fund - A	JNL Disciplined Moderate Growth Fund - A	JNL Institutional Alt 20 Fund - A	JNL Institutional Alt 35 Fund - A	JNL Institutional Alt 50 Fund - A	JNL Multi-Manager Alternative Fund - A
Operations
Net investment income (loss)	$(10,786,558)	$(18,032,095)	$(23,014,157)	$(20,628,331)	$(26,364,455)	$(37,503,237)	$(46,680)
Net realized gain (loss)	(1,333,797)	4,944,961	4,050,583	(8,954,981)	(13,644,737)	(21,365,242)	(14,218)
Net change in unrealized appreciation
(depreciation) on investments	61,745,059	84,715,601	115,000,276	93,769,696	106,298,540	124,862,542	137,948
Net increase (decrease) in net assets
from operations	49,624,704	71,628,467	96,036,702	64,186,384	66,289,348	65,994,063	77,050

Contract transactions[1]
Purchase payments	91,640,150	93,117,195	137,775,224	50,060,008	53,752,600	88,079,923	2,872,937
Surrenders and terminations	(28,088,122)	(69,955,687)	(73,266,925)	(83,549,019)	(92,601,333)	(129,505,056)	(495,880)
Transfers between Investment Divisions	17,573,993	20,716,212	(11,367,342)	(116,034,432)	(146,182,695)	(271,182,388)	(43,522)
Contract owner charges	(10,806,505)	(16,960,204)	(22,577,031)	(21,448,416)	(27,044,300)	(37,682,047)	(4,992)
Net increase (decrease) in net assets
from contract transaction	70,319,516	26,917,516	30,563,926	(170,971,859)	(212,075,728)	(350,289,568)	2,328,543

Net increase (decrease) in net assets	119,944,220	98,545,983	126,600,628	(106,785,475)	(145,786,380)	(284,295,505)	2,405,593

Net assets beginning of period	713,546,555	1,228,352,641	1,604,573,058	1,536,305,746	1,942,017,326	2,748,450,622	6,229,120

Net assets end of period	$833,490,775	$1,326,898,624	$1,731,173,686	$1,429,520,271	$1,796,230,946	$2,464,155,117	$8,634,713

[1]Contract Unit Transactions
Units Outstanding at beginning of period	63,022,110	97,592,388	131,660,012	95,281,047	117,833,160	167,002,645	655,446
Units Issued	17,314,614	17,203,657	23,553,730	6,557,448	7,212,977	12,558,882	583,202
Units Redeemed	(11,347,153)	(15,255,946)	(21,484,948)	(17,125,032)	(20,082,635)	(33,794,906)	(335,396)
Units Outstanding at end of period	68,989,571	99,540,099	133,728,794	84,713,463	104,963,502	145,766,621	903,252
See notes to the financial statements.
94

Jackson National Separate Account I
Statement of Changes in Net Assets
December 31, 2016

	JNL Multi-Manager Mid Cap Fund - A(a)	JNL Multi-Manager Small Cap Growth Fund - A	JNL Multi-Manager Small Cap Value Fund - A	JNL/AB Dynamic Asset Allocation Fund - A	JNL/American Funds Balanced Allocation Fund - A	JNL/American Funds Blue Chip Income and Growth Fund - A	JNL/American Funds Global Bond Fund - A
Operations
Net investment income (loss)	$(10,904)	$(12,741,362)	$(3,901,623)	$(332,098)	$(19,228,217)	$(31,292,713)	$(6,676,662)
Net realized gain (loss)	3,350	74,980,188	34,301,184	(373,731)	6,029,564	51,241,535	(4,558,343)
Net change in unrealized appreciation
(depreciation) on investments	138,862	(30,874,397)	80,157,080	1,626,013	91,535,363	317,960,214	12,693,144
Net increase (decrease) in net assets
from operations	131,308	31,364,429	110,556,641	920,184	78,336,710	337,909,036	1,458,139

Contract transactions[1]
Purchase payments	2,436,884	36,053,757	33,551,263	4,211,409	265,716,000	286,247,267	38,253,597
Surrenders and terminations	(38,321)	(43,881,835)	(24,912,344)	(1,283,017)	(65,895,894)	(100,467,381)	(25,863,273)
Transfers between Investment Divisions	6,884,783	(98,101,137)	3,051,716	(2,645,102)	238,379,443	386,324,928	18,984,038
Contract owner charges	(7,840)	(11,664,788)	(6,252,806)	(25,872)	(17,354,939)	(29,027,049)	(6,056,801)
Net increase (decrease) in net assets
from contract transaction	9,275,506	(117,594,003)	5,437,829	257,418	420,844,610	543,077,765	25,317,561

Net increase (decrease) in net assets	9,406,814	(86,229,574)	115,994,470	1,177,602	499,181,320	880,986,801	26,775,700

Net assets beginning of period	—	1,000,620,196	513,864,116	31,737,901	1,119,371,900	1,828,935,192	418,272,360

Net assets end of period	$9,406,814	$914,390,622	$629,858,586	$32,915,503	$1,618,553,220	$2,709,921,993	$445,048,060

[1]Contract Unit Transactions
Units Outstanding at beginning of period	—	27,111,235	31,053,411	3,196,305	94,391,854	115,792,353	41,912,726
Units Issued	900,524	3,672,691	7,601,016	926,862	50,899,671	49,715,423	14,455,334
Units Redeemed	(15,756)	(7,121,133)	(7,545,111)	(901,635)	(16,427,199)	(18,589,426)	(12,208,749)
Units Outstanding at end of period	884,768	23,662,793	31,109,316	3,221,532	128,864,326	146,918,350	44,159,311
(a) Commencement of operations September 19, 2016.

See notes to the financial statements.
95

Jackson National Separate Account I
Statement of Changes in Net Assets
December 31, 2016

	JNL/American Funds Global Small Capitalization Fund - A	JNL/American Funds Growth-Income Fund - A	JNL/American Funds Growth Allocation Fund - A	JNL/American Funds International Fund - A	JNL/American Funds New World Fund - A	JNL/AQR Managed Futures Strategy Fund - A	JNL/BlackRock Global Allocation Fund - A
Operations
Net investment income (loss)	$(6,396,539)	$(44,483,789)	$(15,332,760)	$(13,307,301)	$(11,339,425)	$6,746,618	$(34,860,914)
Net realized gain (loss)	(2,396,943)	53,697,484	4,262,606	(5,181,629)	(16,835,095)	(8,175,049)	74,480,144
Net change in unrealized appreciation
(depreciation) on investments	8,185,373	305,733,448	78,261,051	35,326,755	53,737,840	(21,414,543)	51,060,144
Net increase (decrease) in net assets
from operations	(608,109)	314,947,143	67,190,897	16,837,825	25,563,320	(22,842,974)	90,679,374

Contract transactions[1]
Purchase payments	42,776,710	647,095,812	213,585,269	120,984,972	77,330,516	28,776,006	337,911,752
Surrenders and terminations	(17,011,800)	(138,830,656)	(40,292,812)	(36,875,989)	(33,626,966)	(18,972,244)	(164,162,342)
Transfers between Investment Divisions	(39,415,601)	135,652,827	132,111,997	22,379,507	43,441,909	746,582	(202,277,514)
Contract owner charges	(6,202,683)	(39,619,754)	(14,863,452)	(11,616,055)	(10,924,809)	(407,407)	(44,871,366)
Net increase (decrease) in net assets
from contract transaction	(19,853,374)	604,298,229	290,541,002	94,872,435	76,220,650	10,142,937	(73,399,470)

Net increase (decrease) in net assets	(20,461,483)	919,245,372	357,731,899	111,710,260	101,783,970	(12,700,037)	17,279,904

Net assets beginning of period	486,304,023	2,897,665,181	941,136,480	926,320,668	759,581,333	197,985,083	3,517,477,493

Net assets end of period	$465,842,540	$3,816,910,553	$1,298,868,379	$1,038,030,928	$861,365,303	$185,285,046	$3,534,757,397

[1]Contract Unit Transactions
Units Outstanding at beginning of period	38,258,569	177,484,329	75,232,186	82,237,224	73,470,430	17,415,769	301,890,130
Units Issued	7,621,092	63,932,232	34,832,204	24,231,229	19,447,077	7,698,268	46,540,617
Units Redeemed	(9,410,806)	(28,400,403)	(12,158,121)	(15,893,974)	(12,455,051)	(7,111,534)	(52,893,745)
Units Outstanding at end of period	36,468,855	213,016,158	97,906,269	90,574,479	80,462,456	18,002,503	295,537,002

See notes to the financial statements.
96

Jackson National Separate Account I
Statement of Changes in Net Assets
December 31, 2016

	JNL/BlackRock Large Cap Select Growth Fund - A	JNL/BlackRock Natural Resources Fund - A	JNL/Boston Partners Global Long Short Equity Fund - A	JNL/Brookfield Global Infrastructure and MLP Fund - A	JNL/Capital Guardian Global Balanced Fund - A	JNL/Capital Guardian Global Diversified Research Fund - A (a)	JNL/Causeway International Value Select Fund - A
Operations
Net investment income (loss)	$(17,800,117)	$(4,920,844)	$(332,355)	$8,591,278	$(6,332,094)	$1,520,970	$(1,132,375)
Net realized gain (loss)	42,371,426	(37,323,273)	1,268,623	(26,330,963)	31,773,387	86,530,474	(13,592,509)
Net change in unrealized appreciation
(depreciation) on investments	(15,344,313)	217,065,137	(523,036)	82,154,758	(7,527,390)	(70,191,483)	8,009,508
Net increase (decrease) in net assets
from operations	9,226,996	174,821,020	413,232	64,415,073	17,913,903	17,859,961	(6,715,376)

Contract transactions[1]
Purchase payments	94,553,133	60,084,797	7,474,867	64,251,440	22,368,013	8,242,175	21,361,459
Surrenders and terminations	(72,706,383)	(44,649,175)	(1,512,682)	(30,588,062)	(32,025,215)	(7,583,914)	(21,778,553)
Transfers between Investment Divisions	409,485,631	107,050,953	(2,553,033)	55,534,306	(2,649,427)	(448,037,169)	(3,630,648)
Contract owner charges	(15,379,966)	(9,877,387)	(26,014)	(7,560,936)	(5,145,473)	(1,458,081)	(4,987,443)
Net increase (decrease) in net assets
from contract transaction	415,952,415	112,609,188	3,383,138	81,636,748	(17,452,102)	(448,836,989)	(9,035,185)

Net increase (decrease) in net assets	425,179,411	287,430,208	3,796,370	146,051,821	461,801	(430,977,028)	(15,750,561)

Net assets beginning of period	954,226,747	659,991,937	28,294,727	618,493,632	434,382,446	430,977,028	437,974,755

Net assets end of period	$1,379,406,158	$947,422,145	$32,091,097	$764,545,453	$434,844,247	$—	$422,224,194

[1]Contract Unit Transactions
Units Outstanding at beginning of period	22,499,004	93,945,773	2,744,048	49,245,421	32,309,845	12,538,671	33,824,451
Units Issued	18,566,794	38,509,339	2,281,209	18,361,554	5,959,756	973,749	5,948,889
Units Redeemed	(8,512,247)	(24,487,236)	(1,941,459)	(12,825,003)	(7,337,974)	(13,512,420)	(6,774,255)
Units Outstanding at end of period	32,553,551	107,967,876	3,083,798	54,781,972	30,931,627	—	32,999,085
(a) The period is from January 1, 2016 through April 25, 2016, the date the Fund was acquired.

See notes to the financial statements.
97

Jackson National Separate Account I
Statement of Changes in Net Assets
December 31, 2016

	JNL/Crescent High Income Fund - A (a)	JNL/DFA U.S. Core Equity Fund - A	JNL/DoubleLine Emerging Markets Fixed Income Fund - A (a)	JNL/DoubleLine Shiller Enhanced CAPE Fund - A	JNL/Eastspring Investments Asia ex-Japan Fund - A (b)	JNL/FPA + DoubleLine Flexible Allocation - A	JNL/Franklin Templeton Founding Strategy Fund - A
Operations
Net investment income (loss)	$(194,611)	$(2,238,257)	$(13,853)	$33,281	$1,121,138	$(7,267,724)	$(18,981,441)
Net realized gain (loss)	504,267	23,918,191	10,115	942,926	(23,163,012)	(28,834,045)	26,368,594
Net change in unrealized appreciation
(depreciation) on investments	621,901	61,040,118	3,422	6,051,530	24,790,422	67,766,285	138,896,440
Net increase (decrease) in net assets
from operations	931,557	82,720,052	(316)	7,027,737	2,748,548	31,664,516	146,283,593

Contract transactions[1]
Purchase payments	10,909,149	70,841,127	1,602,437	14,613,583	1,623,710	68,356,498	51,634,788
Surrenders and terminations	(633,663)	(31,794,420)	(62,735)	(2,137,934)	(1,429,554)	(107,803,030)	(93,436,243)
Transfers between Investment Divisions	14,579,680	100,124,055	1,803,721	46,890,006	(102,541,379)	(303,066,896)	(60,458,711)
Contract owner charges	(107,711)	(7,574,965)	(1,139)	(30,638)	(407,463)	(26,567,622)	(16,510,408)
Net increase (decrease) in net assets
from contract transaction	24,747,455	131,595,797	3,342,284	59,335,017	(102,754,686)	(369,081,050)	(118,770,574)

Net increase (decrease) in net assets	25,679,012	214,315,849	3,341,968	66,362,754	(100,006,138)	(337,416,534)	27,513,019

Net assets beginning of period	—	613,326,307	—	16,146,791	100,006,138	2,259,091,190	1,341,037,155

Net assets end of period	$25,679,012	$827,642,156	$3,341,968	$82,509,545	$—	$1,921,674,656	$1,368,550,174

[1]Contract Unit Transactions
Units Outstanding at beginning of period	—	23,832,657	—	1,473,341	14,223,291	184,904,106	120,927,163
Units Issued	7,704,361	9,434,237	486,574	5,754,809	1,250,130	14,637,977	11,548,727
Units Redeemed	(5,248,009)	(4,782,104)	(165,717)	(829,994)	(15,473,421)	(45,764,902)	(22,280,107)
Units Outstanding at end of period	2,456,352	28,484,790	320,857	6,398,156	—	153,777,181	110,195,783
(a) Commencement of operations April 25, 2016.
(b) The period is from January 1, 2016 through April 25, 2016, the date the Fund was acquired.

See notes to the financial statements.
98

Jackson National Separate Account I
Statement of Changes in Net Assets
December 31, 2016

	JNL/Franklin Templeton Global Growth Fund - A	JNL/Franklin Templeton Global Multisector Bond Fund - A	JNL/Franklin Templeton Income Fund - A	JNL/Franklin Templeton International Small Cap Growth Fund - A	JNL/Franklin Templeton Mutual Shares Fund - A	JNL/Goldman Sachs Core Plus Bond Fund - A	JNL/Goldman Sachs Emerging Markets Debt Fund - A
Operations
Net investment income (loss)	$2,616,884	$(8,533,751)	$55,626,996	$351,720	$5,946,925	$9,996,567	$(2,018,884)
Net realized gain (loss)	20,357,504	(26,987,746)	(12,402,341)	(3,338,037)	46,553,939	(3,884,042)	(10,118,864)
Net change in unrealized appreciation
(depreciation) on investments	13,157,232	48,658,831	157,690,309	(11,882,604)	26,374,001	(1,890,087)	22,959,851
Net increase (decrease) in net assets
from operations	36,131,620	13,137,334	200,914,964	(14,868,921)	78,874,865	4,222,438	10,822,103

Contract transactions[1]
Purchase payments	25,492,381	46,204,523	111,096,870	41,728,926	30,223,732	94,240,427	3,743,221
Surrenders and terminations	(23,317,067)	(33,753,283)	(111,714,429)	(21,965,151)	(33,472,204)	(65,608,337)	(10,438,076)
Transfers between Investment Divisions	(23,894,987)	(72,024,419)	(27,688,645)	(73,118,958)	(14,560,549)	18,368,245	(9,045,757)
Contract owner charges	(5,490,847)	(6,792,021)	(19,865,371)	(5,902,870)	(7,619,433)	(11,287,065)	(1,528,707)
Net increase (decrease) in net assets
from contract transaction	(27,210,520)	(66,365,200)	(48,171,575)	(59,258,053)	(25,428,454)	35,713,270	(17,269,319)

Net increase (decrease) in net assets	8,921,100	(53,227,866)	152,743,389	(74,126,974)	53,446,411	39,935,708	(6,447,216)

Net assets beginning of period	428,989,612	681,887,395	1,673,566,923	541,130,272	582,264,369	883,013,079	145,685,901

Net assets end of period	$437,910,712	$628,659,529	$1,826,310,312	$467,003,298	$635,710,780	$922,948,787	$139,238,685

[1]Contract Unit Transactions
Units Outstanding at beginning of period	42,763,056	61,593,738	130,229,653	53,457,927	50,956,197	34,957,980	13,269,250
Units Issued	6,142,813	10,588,170	19,590,315	10,387,765	6,706,071	11,299,033	1,961,557
Units Redeemed	(8,940,650)	(16,763,796)	(23,831,884)	(16,666,214)	(8,961,243)	(10,202,604)	(3,477,704)
Units Outstanding at end of period	39,965,219	55,418,112	125,988,084	47,179,478	48,701,025	36,054,409	11,753,103

See notes to the financial statements.
99

Jackson National Separate Account I
Statement of Changes in Net Assets
December 31, 2016

	JNL/Goldman Sachs Mid Cap Value Fund - A	JNL/Goldman Sachs U.S. Equity Flex Fund - A	JNL/Harris Oakmark Global Equity Fund - A	JNL/Invesco China-India Fund - A	JNL/Invesco Global Real Estate Fund - A	JNL/Invesco International Growth Fund - A	JNL/Invesco Large Cap Growth Fund - A (a)
Operations
Net investment income (loss)	$(9,583,306)	$(3,537,550)	$3,309	$(1,556,753)	$7,851,092	$2,908,020	$(2,409,027)
Net realized gain (loss)	(22,292,397)	24,948,308	(58,461)	4,163,637	28,464,848	15,928,410	(71,660,399)
Net change in unrealized appreciation
(depreciation) on investments	108,564,638	(3,811,266)	1,533,028	(21,161,327)	(30,019,965)	(39,835,786)	38,508,763
Net increase (decrease) in net assets
from operations	76,688,935	17,599,492	1,477,876	(18,554,443)	6,295,975	(20,999,356)	(35,560,663)

Contract transactions[1]
Purchase payments	51,549,476	25,001,956	3,838,288	18,641,238	107,973,662	77,523,218	13,786,331
Surrenders and terminations	(31,747,654)	(20,015,393)	(399,162)	(21,066,598)	(66,993,430)	(35,862,370)	(8,989,739)
Transfers between Investment Divisions	(30,125,423)	(58,616,964)	2,031,510	63,747,547	(49,137,918)	35,147,910	(603,725,002)
Contract owner charges	(8,711,837)	(3,976,520)	(3,434)	(4,993,571)	(15,623,017)	(8,730,663)	(2,148,714)
Net increase (decrease) in net assets
from contract transaction	(19,035,438)	(57,606,921)	5,467,202	56,328,616	(23,780,703)	68,078,095	(601,077,124)

Net increase (decrease) in net assets	57,653,497	(40,007,429)	6,945,078	37,774,173	(17,484,728)	47,078,739	(636,637,787)

Net assets beginning of period	655,101,947	355,250,999	7,834,135	334,512,797	1,307,859,440	748,807,046	636,637,787

Net assets end of period	$712,755,444	$315,243,570	$14,779,213	$372,286,970	$1,290,374,712	$795,885,785	$—

[1]Contract Unit Transactions
Units Outstanding at beginning of period	35,544,822	27,432,097	890,400	45,373,484	79,884,776	38,012,937	33,107,772
Units Issued	6,436,825	4,982,745	1,003,110	25,033,636	19,778,971	11,383,477	2,874,324
Units Redeemed	(7,527,709)	(9,615,429)	(384,414)	(17,499,119)	(21,880,945)	(8,119,450)	(35,982,096)
Units Outstanding at end of period	34,453,938	22,799,413	1,509,096	52,908,001	77,782,802	41,276,964	—
(a) The period is from January 1, 2016 through April 25, 2016, the date the Fund was acquired.

See notes to the financial statements.
100

Jackson National Separate Account I
Statement of Changes in Net Assets
December 31, 2016

	JNL/Invesco Mid Cap Value Fund - A	JNL/Invesco Small Cap Growth Fund - A	JNL/JPMorgan MidCap Growth Fund - A	JNL/JPMorgan U.S. Government & Quality Bond Fund - A	JNL/Lazard Emerging Markets Fund - A	JNL/MC 10 x 10 Fund - A	JNL/MC Bond Index Fund - A
Operations
Net investment income (loss)	$(2,911,081)	$(13,386,663)	$(13,004,154)	$4,578,881	$3,248,098	$(5,156,039)	$(5,084,298)
Net realized gain (loss)	10,909,910	16,352,140	45,164,828	(3,666,039)	(18,756,835)	11,752,760	(1,317,983)
Net change in unrealized appreciation
(depreciation) on investments	30,815,954	89,037,497	(49,089,034)	(5,023,491)	75,808,953	28,724,655	8,251,462
Net increase (decrease) in net assets
from operations	38,814,783	92,002,974	(16,928,360)	(4,110,649)	60,300,216	35,321,376	1,849,181

Contract transactions[1]
Purchase payments	26,758,743	118,353,828	89,589,243	134,552,541	9,864,995	18,864,706	92,695,447
Surrenders and terminations	(16,625,458)	(41,450,622)	(48,702,993)	(84,453,219)	(23,283,588)	(20,277,968)	(56,758,934)
Transfers between Investment Divisions	18,567,347	39,032,512	(167,951,954)	104,423,136	(19,675,846)	(6,860,585)	56,992,962
Contract owner charges	(3,501,934)	(10,971,696)	(10,135,384)	(10,798,310)	(3,903,490)	(4,521,252)	(8,455,445)
Net increase (decrease) in net assets
from contract transaction	25,198,698	104,964,022	(137,201,088)	143,724,148	(36,997,929)	(12,795,099)	84,474,030

Net increase (decrease) in net assets	64,013,481	196,966,996	(154,129,448)	139,613,499	23,302,287	22,526,277	86,323,211

Net assets beginning of period	276,598,293	935,307,493	1,069,598,109	761,725,117	361,718,936	370,035,817	728,110,815

Net assets end of period	$340,611,774	$1,132,274,489	$915,468,661	$901,338,616	$385,021,223	$392,562,094	$814,434,026

[1]Contract Unit Transactions
Units Outstanding at beginning of period	11,289,982	37,628,440	26,422,269	37,237,550	35,629,995	29,808,581	51,661,921
Units Issued	3,767,592	15,223,867	5,117,444	29,892,176	4,132,433	5,664,208	27,231,811
Units Redeemed	(2,862,337)	(11,571,884)	(8,907,586)	(23,593,468)	(7,662,734)	(6,846,289)	(21,640,463)
Units Outstanding at end of period	12,195,237	41,280,423	22,632,127	43,536,258	32,099,694	28,626,500	57,253,269
See notes to the financial statements.
101

Jackson National Separate Account I
Statement of Changes in Net Assets
December 31, 2016

	JNL/MC Emerging Markets Index Fund - A	JNL/MC European 30 Fund - A	JNL/MC Index 5 Fund - A	JNL/MC International Index Fund - A	JNL/MC Pacific Rim 30 Fund - A	JNL/MC S&P 400 MidCap Index Fund - A	JNL/MC S&P 500 Index Fund - A
Operations
Net investment income (loss)	$3,175,544	$5,594,025	$(9,936,630)	$(11,463,956)	$1,071,671	$(21,154,445)	$(52,031,738)
Net realized gain (loss)	(21,314,803)	(24,789,903)	9,155,364	(13,184,686)	723,822	15,603,161	105,463,324
Net change in unrealized appreciation
(depreciation) on investments	56,876,106	3,745,917	70,669,523	20,731,850	11,784,664	308,991,454	343,982,502
Net increase (decrease) in net assets
from operations	38,736,847	(15,449,961)	69,888,257	(3,916,792)	13,580,157	303,440,170	397,414,088

Contract transactions[1]
Purchase payments	69,484,968	33,603,018	43,892,369	95,486,507	18,921,220	189,673,047	541,559,519
Surrenders and terminations	(23,779,030)	(17,718,539)	(35,407,439)	(49,952,851)	(9,601,605)	(83,936,044)	(200,629,100)
Transfers between Investment Divisions	127,176,643	(105,170,939)	9,181,741	59,476,072	(31,778,041)	326,959,541	356,403,243
Contract owner charges	(7,157,059)	(4,605,019)	(8,740,610)	(10,760,794)	(2,409,590)	(18,819,787)	(43,949,905)
Net increase (decrease) in net assets
from contract transaction	165,725,522	(93,891,479)	8,926,061	94,248,934	(24,868,016)	413,876,757	653,383,757

Net increase (decrease) in net assets	204,462,369	(109,341,440)	78,814,318	90,332,142	(11,287,859)	717,316,927	1,050,797,845

Net assets beginning of period	472,165,957	433,279,702	685,602,343	1,004,071,344	219,873,417	1,500,007,274	3,706,169,520

Net assets end of period	$676,628,326	$323,938,262	$764,416,661	$1,094,403,486	$208,585,558	$2,217,324,201	$4,756,967,365

[1]Contract Unit Transactions
Units Outstanding at beginning of period	60,211,129	31,078,559	53,341,581	59,596,186	13,507,062	58,796,865	206,598,280
Units Issued	40,823,377	6,624,772	8,708,447	16,465,164	3,999,068	27,034,140	80,132,070
Units Redeemed	(21,602,850)	(13,779,514)	(8,272,812)	(10,952,785)	(5,678,010)	(12,656,809)	(46,134,639)
Units Outstanding at end of period	79,431,656	23,923,817	53,777,216	65,108,565	11,828,120	73,174,196	240,595,711

See notes to the financial statements.
102

Jackson National Separate Account I
Statement of Changes in Net Assets
December 31, 2016

	JNL/MC Small Cap Index Fund - A	JNL/MC Utilities Sector Fund - A	JNL/MMRS Conservative Fund - A	JNL/MMRS Growth Fund - A	JNL/MMRS Moderate Fund - A	JNL/Morgan Stanley Mid Cap Growth Fund - A	JNL/Neuberger Berman Strategic Income Fund - A
Operations
Net investment income (loss)	$(11,952,789)	$585,490	$(4,371,975)	$(506,513)	$(2,059,684)	$(1,439,042)	$8,823,862
Net realized gain (loss)	1,781,778	2,955,710	(4,084,537)	(796,207)	(2,927,237)	(3,380,243)	651,184
Net change in unrealized appreciation
(depreciation) on investments	315,833,677	3,469,238	20,140,689	2,072,871	8,935,700	(5,004,283)	7,195,290
Net increase (decrease) in net assets
from operations	305,662,666	7,010,438	11,684,177	770,151	3,948,779	(9,823,568)	16,670,336

Contract transactions[1]
Purchase payments	125,392,929	12,847,318	18,346,214	5,947,967	21,222,102	16,078,202	51,316,560
Surrenders and terminations	(74,481,423)	(4,247,968)	(40,963,053)	(2,549,508)	(16,802,574)	(3,823,139)	(23,040,408)
Transfers between Investment Divisions	212,463,246	15,860,395	(54,791,950)	(10,571,700)	(33,412,360)	(797,236)	59,511,457
Contract owner charges	(13,397,501)	(57,149)	(443,974)	(44,366)	(192,987)	(1,451,373)	(5,605,850)
Net increase (decrease) in net assets
from contract transaction	249,977,251	24,402,596	(77,852,763)	(7,217,607)	(29,185,819)	10,006,454	82,181,759

Net increase (decrease) in net assets	555,639,917	31,413,034	(66,168,586)	(6,447,456)	(25,237,040)	182,886	98,852,095

Net assets beginning of period	1,176,865,861	40,434,681	445,451,468	51,577,436	206,680,698	102,044,648	400,062,597

Net assets end of period	$1,732,505,778	$71,847,715	$379,282,882	$45,129,980	$181,443,658	$102,227,534	$498,914,692

[1]Contract Unit Transactions
Units Outstanding at beginning of period	54,213,191	3,629,079	44,243,432	5,327,939	21,077,705	8,553,981	38,704,677
Units Issued	21,147,803	4,147,516	3,506,190	1,039,250	3,444,295	3,571,656	20,253,177
Units Redeemed	(11,161,704)	(2,201,107)	(11,144,784)	(1,779,122)	(6,391,188)	(2,685,587)	(12,764,008)
Units Outstanding at end of period	64,199,290	5,575,488	36,604,838	4,588,067	18,130,812	9,440,050	46,193,846

See notes to the financial statements.
103

Jackson National Separate Account I
Statement of Changes in Net Assets
December 31, 2016

	JNL/Oppenheimer Emerging Markets Innovator Fund - A	JNL/Oppenheimer Global Growth Fund - A	JNL/PIMCO Real Return Fund - A	JNL/PIMCO Total Return Bond Fund - A	JNL/PPM America Floating Rate Income Fund - A	JNL/PPM America High Yield Bond Fund - A	JNL/PPM America Mid Cap Value Fund - A
Operations
Net investment income (loss)	$(69,127)	$(9,176,552)	$50,753,415	$(32,695,745)	$34,471,849	$(18,354,784)	$(3,248,867)
Net realized gain (loss)	8,767	35,903,567	(39,659,916)	(19,814,188)	(16,054,914)	(60,220,517)	28,242,328
Net change in unrealized appreciation
(depreciation) on investments	(118,327)	(35,892,573)	28,620,335	92,351,576	66,756,616	289,082,900	78,239,683
Net increase (decrease) in net assets
from operations	(178,687)	(9,165,558)	39,713,834	39,841,643	85,173,551	210,507,599	103,233,144

Contract transactions[1]
Purchase payments	3,193,164	67,997,117	66,010,920	199,447,306	108,855,583	114,622,247	49,453,713
Surrenders and terminations	(239,690)	(60,522,156)	(80,338,835)	(223,607,064)	(74,175,098)	(98,185,720)	(21,319,767)
Transfers between Investment Divisions	1,613,619	278,173,781	10,953,992	(69,395,484)	(5,137,065)	56,563,659	248,827,869
Contract owner charges	(5,448)	(14,078,915)	(14,023,929)	(35,836,102)	(12,129,630)	(15,972,382)	(4,817,930)
Net increase (decrease) in net assets
from contract transaction	4,561,645	271,569,827	(17,397,852)	(129,391,344)	17,413,790	57,027,804	272,143,885

Net increase (decrease) in net assets	4,382,958	262,404,269	22,315,982	(89,549,701)	102,587,341	267,535,403	375,377,029

Net assets beginning of period	4,549,021	939,327,135	1,111,945,657	3,046,391,531	1,180,388,917	1,359,848,171	290,871,369

Net assets end of period	$8,931,979	$1,201,731,404	$1,134,261,639	$2,956,841,830	$1,282,976,258	$1,627,383,574	$666,248,398

[1]Contract Unit Transactions
Units Outstanding at beginning of period	539,405	49,190,842	85,311,445	155,692,979	113,073,688	76,516,581	19,267,246
Units Issued	1,036,374	33,316,801	17,240,615	29,615,184	37,332,596	38,450,028	24,798,978
Units Redeemed	(500,722)	(19,020,775)	(18,762,663)	(36,807,011)	(36,676,232)	(36,019,111)	(8,915,909)
Units Outstanding at end of period	1,075,057	63,486,868	83,789,397	148,501,152	113,730,052	78,947,498	35,150,315

See notes to the financial statements.
104

Jackson National Separate Account I
Statement of Changes in Net Assets
December 31, 2016

	JNL/PPM America Small Cap Value Fund - A	JNL/PPM America Total Return Fund - A (a)	JNL/PPM America Value Equity Fund - A	JNL/Red Rocks Listed Private Equity Fund - A	JNL/S&P 4 Fund - A	JNL/S&P Competitive Advantage Fund - A	JNL/S&P Dividend Income & Growth Fund - A
Operations
Net investment income (loss)	$(6,536,038)	$4,476,803	$749,489	$12,491,395	$(86,486,047)	$(4,548,004)	$33,601,226
Net realized gain (loss)	(10,153,386)	(204,996)	3,945,641	35,064,453	24,745,176	80,367,928	166,690,060
Net change in unrealized appreciation
(depreciation) on investments	135,084,290	(3,704,439)	24,187,542	(21,700,681)	575,280,158	(36,084,660)	199,708,674
Net increase (decrease) in net assets
from operations	118,394,866	567,368	28,882,672	25,855,167	513,539,287	39,735,264	399,999,960

Contract transactions[1]
Purchase payments	56,647,713	53,275,902	9,853,978	13,791,156	663,293,138	113,703,453	356,843,543
Surrenders and terminations	(22,912,824)	(6,319,550)	(10,763,192)	(26,759,365)	(298,115,249)	(48,058,315)	(157,074,225)
Transfers between Investment Divisions	226,869,293	142,086,175	26,779,709	(45,376,682)	(126,465,617)	(84,328,052)	984,595,679
Contract owner charges	(5,971,289)	(1,339,841)	(1,530,514)	(3,212,598)	(72,477,719)	(12,208,548)	(35,253,827)
Net increase (decrease) in net assets
from contract transaction	254,632,893	187,702,686	24,339,981	(61,557,489)	166,234,553	(30,891,462)	1,149,111,170

Net increase (decrease) in net assets	373,027,759	188,270,054	53,222,653	(35,702,322)	679,773,840	8,843,802	1,549,111,130

Net assets beginning of period	354,268,899	45,461,189	153,098,079	453,158,756	5,961,071,462	1,017,895,196	2,109,657,408

Net assets end of period	$727,296,658	$233,731,243	$206,320,732	$417,456,434	$6,640,845,302	$1,026,738,998	$3,658,768,538

[1]Contract Unit Transactions
Units Outstanding at beginning of period	23,863,493	2,904,866	5,948,945	31,138,446	317,277,974	49,066,405	118,250,060
Units Issued	26,326,955	18,638,045	2,286,446	2,492,647	77,043,117	15,610,796	82,068,907
Units Redeemed	(12,228,258)	(7,229,681)	(1,590,415)	(6,831,969)	(70,076,192)	(17,363,153)	(24,157,835)
Units Outstanding at end of period	37,962,190	14,313,230	6,644,976	26,799,124	324,244,899	47,314,048	176,161,132
(a) On April 25, 2016, JNL/PPM America Total Return Fund was created in the JNL Series Trust to facilitate an acquisition of a fund with the same name which was a series in JNL Investors Series Trust. Although the fund in JNL Investors Series Trust was legally dissolved, it is considered the acquiring fund for financial reporting purposes, and as a result, the Statement of Changes in Net Assets includes activity of the acquiring fund formerly in JNL Investors Series Trust for the period January 1, 2016 through April 24, 2016 and the acquired fund in JNL Series Trust for the period after April 24, 2016.

See notes to the financial statements.
105

Jackson National Separate Account I
Statement of Changes in Net Assets
December 31, 2016

	JNL/S&P International 5 Fund - A	JNL/S&P Intrinsic Value Fund - A	JNL/S&P Managed Aggressive Growth Fund - A	JNL/S&P Managed Conservative Fund - A	JNL/S&P Managed Growth Fund - A	JNL/S&P Managed Moderate Fund - A	JNL/S&P Managed Moderate Growth Fund - A
Operations
Net investment income (loss)	$707,562	$9,318,179	$(23,644,771)	$(21,631,770)	$(65,479,782)	$(42,844,096)	$(79,706,021)
Net realized gain (loss)	(378,065)	(64,747,347)	51,498,422	19,027,241	111,166,157	48,944,112	120,969,915
Net change in unrealized appreciation
(depreciation) on investments	1,231,687	83,094,614	46,032,304	53,611,490	153,694,004	112,019,324	179,809,715
Net increase (decrease) in net assets
from operations	1,561,184	27,665,446	73,885,955	51,006,961	199,380,379	118,119,340	221,073,609

Contract transactions[1]
Purchase payments	4,464,472	61,418,474	133,026,401	97,717,268	275,236,198	164,190,825	305,362,315
Surrenders and terminations	(1,571,997)	(41,714,685)	(81,199,783)	(126,678,416)	(223,786,956)	(198,292,923)	(336,476,982)
Transfers between Investment Divisions	(682,455)	(137,489,701)	(81,424,789)	53,546,347	(109,448,688)	(30,931,840)	(136,183,941)
Contract owner charges	(21,735)	(10,480,098)	(21,252,586)	(18,399,181)	(59,647,604)	(38,353,962)	(72,660,871)
Net increase (decrease) in net assets
from contract transaction	2,188,285	(128,266,010)	(50,850,757)	6,186,018	(117,647,050)	(103,387,900)	(239,959,479)

Net increase (decrease) in net assets	3,749,469	(100,600,564)	23,035,198	57,192,979	81,733,329	14,731,440	(18,885,870)

Net assets beginning of period	20,176,392	889,029,313	1,664,641,074	1,389,795,865	4,587,195,037	2,971,041,883	5,606,996,994

Net assets end of period	$23,925,861	$788,428,749	$1,687,676,272	$1,446,988,844	$4,668,928,366	$2,985,773,323	$5,588,111,124

[1]Contract Unit Transactions
Units Outstanding at beginning of period	2,208,789	47,145,550	82,113,282	105,545,946	226,173,180	201,530,711	295,689,459
Units Issued	1,185,198	10,639,672	14,343,914	28,028,932	31,086,633	26,245,738	36,368,572
Units Redeemed	(949,674)	(17,612,633)	(16,999,235)	(27,731,522)	(37,259,110)	(33,562,303)	(49,621,026)
Units Outstanding at end of period	2,444,313	40,172,589	79,457,961	105,843,356	220,000,703	194,214,146	282,437,005

See notes to the financial statements.
106

Jackson National Separate Account I
Statement of Changes in Net Assets
December 31, 2016

	JNL/S&P Mid 3 Fund - A	JNL/S&P Total Yield Fund - A	JNL/Scout Unconstrained Bond Fund - A	JNL/T. Rowe Price Established Growth Fund - A	JNL/T. Rowe Price Mid-Cap Growth Fund - A	JNL/T. Rowe Price Short-Term Bond Fund - A	JNL/T. Rowe Price Value Fund - A
Operations
Net investment income (loss)	$499,572	$2,347,789	$(83,509)	$(46,279,667)	$(45,808,289)	$(1,551,801)	$6,908,610
Net realized gain (loss)	(6,291,075)	(22,530,298)	156,554	63,271,378	65,033,856	(1,978,043)	107,384,337
Net change in unrealized appreciation
(depreciation) on investments	40,892,171	70,320,516	1,042,251	(25,341,479)	123,204,152	3,704,463	14,346,129
Net increase (decrease) in net assets
from operations	35,100,668	50,138,007	1,115,296	(8,349,768)	142,429,719	174,619	128,639,076

Contract transactions[1]
Purchase payments	29,955,747	51,928,678	7,592,473	383,218,803	319,054,563	171,562,183	129,990,559
Surrenders and terminations	(9,864,630)	(27,322,049)	(2,210,217)	(167,992,963)	(166,251,752)	(77,498,058)	(71,695,578)
Transfers between Investment Divisions	5,755,298	16,737,129	7,731,192	(339,214,181)	(79,692,844)	1,204,254	8,459,867
Contract owner charges	(2,337,404)	(6,248,416)	(21,329)	(36,950,345)	(40,304,908)	(10,218,607)	(14,721,315)
Net increase (decrease) in net assets
from contract transaction	23,509,011	35,095,342	13,092,119	(160,938,686)	32,805,059	85,049,772	52,033,533

Net increase (decrease) in net assets	58,609,679	85,233,349	14,207,415	(169,288,454)	175,234,778	85,224,391	180,672,609

Net assets beginning of period	218,006,849	477,082,076	31,987,898	3,513,720,842	3,180,255,113	901,709,313	1,327,464,465

Net assets end of period	$276,616,528	$562,315,425	$46,195,313	$3,344,432,388	$3,355,489,891	$986,933,704	$1,508,137,074

[1]Contract Unit Transactions
Units Outstanding at beginning of period	21,868,202	28,135,920	3,401,703	64,602,826	38,666,078	87,680,028	54,205,601
Units Issued	9,394,384	12,373,101	2,485,371	14,810,397	8,414,834	47,598,133	13,972,836
Units Redeemed	(7,417,389)	(10,726,675)	(1,138,171)	(18,437,663)	(8,309,072)	(39,625,369)	(12,072,318)
Units Outstanding at end of period	23,845,197	29,782,346	4,748,903	60,975,560	38,771,840	95,652,792	56,106,119

See notes to the financial statements.
107

Jackson National Separate Account I
Statement of Changes in Net Assets
December 31, 2016

	JNL/Westchester Capital Event Driven Fund - A	JNL/WMC Balanced Fund - A	JNL/WMC Money Market Fund - A	JNL/WMC Value Fund - A	JNL/MC Communications Sector Fund - A	JNL/MC Consumer Brands Sector Fund - A	JNL/MC Dow Index Fund - A
Operations
Net investment income (loss)	$(33,164)	$677,218	$(23,672,882)	$(2,267,463)	$1,569,978	$(6,436,384)	$(7,334,050)
Net realized gain (loss)	(3,559)	207,325,000	31,036	7,650,010	10,611,564	26,372,375	29,321,635
Net change in unrealized appreciation
(depreciation) on investments	89,468	264,575,726	—	67,455,145	10,316,141	14,615,546	44,762,757
Net increase (decrease) in net assets
from operations	52,745	472,577,944	(23,641,846)	72,837,692	22,497,683	34,551,537	66,750,342

Contract transactions[1]
Purchase payments	648,396	789,001,043	532,093,084	44,961,590	7,292,935	100,301,094	28,457,339
Surrenders and terminations	(208,658)	(281,986,238)	(384,761,120)	(35,389,693)	(7,811,521)	(46,260,271)	(37,566,047)
Transfers between Investment Divisions	(200,439)	535,225,841	(80,327,791)	9,267,036	4,492,902	(150,199,434)	10,478,575
Contract owner charges	(2,382)	(59,130,231)	(20,037,943)	(7,215,222)	(1,171,748)	(10,175,445)	(5,245,218)
Net increase (decrease) in net assets
from contract transaction	236,917	983,110,415	46,966,230	11,623,711	2,802,568	(106,334,056)	(3,875,351)

Net increase (decrease) in net assets	289,662	1,455,688,359	23,324,384	84,461,403	25,300,251	(71,782,519)	62,874,991

Net assets beginning of period	2,962,618	4,591,554,609	1,489,593,582	619,043,802	104,278,370	908,533,027	495,119,505

Net assets end of period	$3,252,280	$6,047,242,968	$1,512,917,966	$703,505,205	$129,578,621	$836,750,508	$557,994,496

[1]Contract Unit Transactions
Units Outstanding at beginning of period	314,473	116,456,855	124,377,547	20,728,273	13,219,295	39,281,788	33,833,438
Units Issued	248,756	39,149,935	166,331,099	5,182,060	3,876,272	12,395,065	7,611,595
Units Redeemed	(223,407)	(16,087,552)	(163,188,126)	(4,897,561)	(3,806,040)	(17,374,452)	(8,163,365)
Units Outstanding at end of period	339,822	139,519,238	127,520,520	21,012,772	13,289,527	34,302,401	33,281,668
See notes to the financial statements.
108

Jackson National Separate Account I
Statement of Changes in Net Assets
December 31, 2016

	JNL/MC Financial Sector Fund - A	JNL/MC Global 30 Fund - A	JNL/MC Healthcare Sector Fund - A	JNL/MC JNL 5 Fund - A	JNL/MC Nasdaq 100 Fund - A	JNL/MC Oil & Gas Sector Fund - A	JNL/MC S&P 24 Fund - A
Operations
Net investment income (loss)	$591,561	$(4,926,724)	$8,074,818	$27,291,084	$(2,960,114)	$8,286,701	$(2,235,571)
Net realized gain (loss)	26,624,694	10,202,663	200,392,817	77,028,860	114,240,899	(45,262,106)	(21,470,748)
Net change in unrealized appreciation
(depreciation) on investments	113,139,755	11,308,196	(357,174,184)	165,083,988	(56,089,191)	371,436,170	28,107,584
Net increase (decrease) in net assets
from operations	140,356,010	16,584,135	(148,706,549)	269,403,932	55,191,594	334,460,765	4,401,265

Contract transactions[1]
Purchase payments	70,372,818	11,076,968	240,264,122	60,116,516	116,035,984	155,529,761	14,331,103
Surrenders and terminations	(33,130,291)	(28,687,707)	(124,312,737)	(248,859,495)	(42,915,861)	(73,613,244)	(45,467,254)
Transfers between Investment Divisions	193,611,720	(12,103,984)	(479,607,995)	(138,636,251)	113,994,201	237,248,743	(28,131,816)
Contract owner charges	(7,785,291)	(2,850,671)	(30,176,784)	(23,146,156)	(10,123,878)	(17,629,233)	(4,802,519)
Net increase (decrease) in net assets
from contract transaction	223,068,956	(32,565,394)	(393,833,394)	(350,525,386)	176,990,446	301,536,027	(64,070,486)

Net increase (decrease) in net assets	363,424,966	(15,981,259)	(542,539,943)	(81,121,454)	232,182,040	635,996,792	(59,669,221)

Net assets beginning of period	656,579,776	353,707,369	2,840,786,231	2,829,536,007	836,207,228	1,103,030,194	583,190,307

Net assets end of period	$1,020,004,742	$337,726,110	$2,298,246,288	$2,748,414,553	$1,068,389,268	$1,739,026,986	$523,521,086

[1]Contract Unit Transactions
Units Outstanding at beginning of period	56,107,631	20,519,751	105,322,059	166,512,131	38,562,633	40,316,902	41,101,536
Units Issued	33,873,733	3,156,477	18,936,201	11,751,526	18,754,117	19,855,511	4,275,865
Units Redeemed	(19,034,028)	(5,122,278)	(34,879,338)	(32,155,783)	(11,236,161)	(9,653,120)	(9,005,299)
Units Outstanding at end of period	70,947,336	18,553,950	89,378,922	146,107,874	46,080,589	50,519,293	36,372,102

See notes to the financial statements.
109

Jackson National Separate Account I
Statement of Changes in Net Assets
December 31, 2016

	JNL/MC S&P SMid 60 Fund - A	JNL/MC Technology Sector Fund - A
Operations
Net investment income (loss)	$(1,967,931)	$(8,416,538)
Net realized gain (loss)	(15,906,386)	45,362,440
Net change in unrealized appreciation
(depreciation) on investments	157,793,609	90,208,341
Net increase (decrease) in net assets
from operations	139,919,292	127,154,243

Contract transactions[1]
Purchase payments	58,031,056	122,572,176
Surrenders and terminations	(24,266,037)	(61,910,212)
Transfers between Investment Divisions	297,110,568	(10,957,834)
Contract owner charges	(5,043,932)	(14,300,663)
Net increase (decrease) in net assets
from contract transaction	325,831,655	35,403,467

Net increase (decrease) in net assets	465,750,947	162,557,710

Net assets beginning of period	315,207,899	1,172,349,636

Net assets end of period	$780,958,846	$1,334,907,346

[1]Contract Unit Transactions
Units Outstanding at beginning of period	20,761,477	102,218,393
Units Issued	25,652,666	32,801,184
Units Redeemed	(7,621,024)	(31,316,273)
Units Outstanding at end of period	38,793,119	103,703,304

See notes to the financial statements.
110

Jackson National Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JG - Equity 100 Fund
12/31/2017	#	—	—	0.00	15.859262	15.58		1.25	16.888301	14.14	‡	0.00
12/31/2016		76,108	5,493	0.00	13.721240	5.25		1.25	13.958916	5.67		0.85
12/31/2015		81,461	6,203	2.26	13.036304	(2.47)		1.25	13.209312	(2.08)		0.85
12/31/2014		78,822	5,868	0.60	13.365997	3.53		1.25	13.489320	3.95		0.85
12/31/2013		49,262	3,806	0.11	12.909766	25.57		1.25	12.976876	26.07		0.85
JG - Fixed Income 100 Fund
12/31/2017	#	—	—	0.00	10.049322	3.16		1.25	10.691119	4.00	‡	0.00
12/31/2016		65,929	6,712	0.00	9.741099	3.21		1.25	9.910196	3.62		0.85
12/31/2015		71,862	7,567	1.19	9.438324	(3.31)		1.25	9.563943	(2.92)		0.85
12/31/2014		44,387	4,527	1.47	9.761038	0.87		1.25	9.851467	1.28		0.85
12/31/2013		22,059	2,275	0.55	9.676527	(3.63)		1.25	9.727185	(2.97)	‡	0.85
JG - Growth Fund
12/31/2017	#	—	—	0.00	12.714148	11.07		1.25	13.433035	10.45	‡	0.00
12/31/2016		259,665	22,486	0.00	11.446913	4.68		1.25	11.616244	5.10		0.85
12/31/2015		240,234	21,832	1.54	10.935398	(2.01)		1.25	11.052977	(1.61)		0.85
12/31/2014		156,055	13,932	0.47	11.159155	2.87		1.25	11.234131	3.28		0.85
12/31/2013	+	43,816	4,033	0.00	10.848221	6.60	‡	1.25	10.877509	7.44	‡	0.85
JG - Maximum Growth Fund
12/31/2017	#	—	—	0.00	14.470919	13.29		1.25	15.529180	12.28	‡	0.00
12/31/2016		218,945	16,942	0.00	12.772848	5.75		1.25	13.028841	6.17		0.85
12/31/2015		219,743	18,028	1.32	12.078427	(2.55)		1.25	12.271440	(2.15)		0.85
12/31/2014		113,732	9,114	0.66	12.393887	2.96		1.25	12.541681	3.38		0.85
12/31/2013		65,551	5,422	0.17	12.036999	17.30		1.25	12.131900	17.78		0.85
JG - Moderate Growth Fund
12/31/2017	#	—	—	0.00	13.145732	9.31		1.25	14.103357	8.96	‡	0.00
12/31/2016		801,542	65,961	0.00	12.025754	4.45		1.25	12.263598	4.87		0.85
12/31/2015		812,819	70,035	1.29	11.513522	(2.56)		1.25	11.694482	(2.17)		0.85
12/31/2014		476,811	40,122	0.71	11.816159	2.82		1.25	11.953965	3.23		0.85
12/31/2013		252,989	21,932	0.19	11.492164	10.37		1.25	11.579777	10.81		0.85
JNL Aggressive Growth Allocation Fund - Class A
12/31/2017		1,436,564	98,148	0.00	11.975808	17.65		3.15	16.901066	13.65	‡	0.00
12/31/2016		833,491	68,990	0.00	10.178918	4.74		3.15	13.512866	1.34	‡	0.30
12/31/2015		713,547	63,022	2.53	9.717960	(5.65)		3.15	12.316525	(3.12)		0.50
12/31/2014		650,863	55,249	1.63	10.299709	1.73		3.15	12.713071	4.46		0.50
12/31/2013		521,713	45,866	0.98	10.124402	20.22		3.15	12.170487	23.44		0.50
JNL Aggressive Growth Allocation Fund - Class I
12/31/2017	+	266	21	0.00	12.953324	4.89	‡	0.45	12.956691	4.91	‡	0.35

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JG - Growth Fund - April 29, 2013; JNL Aggressive Growth Allocation Fund - Class I - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
#
The period is from January 1, 2017 through September 25, 2017 the date the Fund was acquired. The respective acquisitions can be found in Note 1 in the Notes to Financial Statements. Unit values disclosed are as of September 22, 2017.

‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.
111

Jackson National Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL Alt 65 Fund - Class A
12/31/2017	#	—	—	0.00	15.011958	3.59		3.61	20.376435	5.41	‡	0.00
12/31/2016		528,829	30,673	0.00	14.492179	(0.41)		3.61	17.940597	2.37		0.85
12/31/2015		617,912	36,535	1.82	14.551718	(5.29)		3.61	17.525204	(6.03)	‡	0.85
12/31/2014		622,021	35,831	1.46	15.363890	(1.96)		3.61	17.845286	0.63	‡	1.00
12/31/2013		746,748	43,103	1.00	15.671773	5.61		3.61	17.650593	8.30		1.10
JNL Conservative Allocation Fund - Class A
12/31/2017		237,629	20,582	0.00	10.752382	0.40	‡	2.30	12.310832	7.24	‡	0.00
12/31/2016		136,744	12,640	0.00	10.729749	3.18		1.25	10.941929	3.59		0.85
12/31/2015		122,256	11,686	1.17	10.399287	(2.92)		1.25	10.562722	(2.54)		0.85
12/31/2014		97,608	9,073	0.84	10.712563	2.43		1.25	10.837483	2.84		0.85
12/31/2013		55,255	5,268	0.74	10.458910	(0.40)		1.25	10.538630	0.00		0.85
JNL Conservative Allocation Fund - Class I
12/31/2017	+	6	1	0.00	11.846061	1.33	‡	0.45	11.849203	1.36	‡	0.35
JNL Growth Allocation Fund - Class A
12/31/2017		2,347,217	153,866	0.00	12.516462	14.97		3.15	17.662733	11.88	‡	0.00
12/31/2016		1,731,174	133,729	0.00	10.886540	4.21		3.15	14.451110	1.07	‡	0.30
12/31/2015		1,604,573	131,660	2.53	10.447161	(5.03)		3.15	13.239659	(2.49)		0.50
12/31/2014		1,472,586	116,853	1.88	11.000732	1.81		3.15	13.577278	4.54		0.50
12/31/2013		1,216,735	100,110	1.18	10.805322	18.88		3.15	12.987966	22.07		0.50
JNL Growth Allocation Fund - Class I
12/31/2017	+	621	46	0.00	13.553626	4.42	‡	0.45	13.557188	4.45	‡	0.35
JNL Institutional Alt 100 Fund - Class A
12/31/2017		315,316	29,831	0.00	10.434100	3.73		1.25	11.231625	4.62	‡	0.00
12/31/2016		366,874	36,086	0.00	10.059053	(1.14)		1.25	10.257705	(0.75)		0.85
12/31/2015		445,497	43,427	1.15	10.175192	(2.93)		1.25	10.334826	(2.54)		0.85
12/31/2014		330,093	31,305	1.09	10.481856	1.00		1.25	10.603814	1.41		0.85
12/31/2013		275,260	26,425	0.03	10.377791	2.59		1.25	10.456632	3.00		0.85
JNL Institutional Alt 25 Fund - Class A
12/31/2017		3,152,199	165,657	0.00	16.460960	10.90		3.06	20.947708	13.99		0.30
12/31/2016		1,429,520	84,713	0.00	14.843447	2.85		3.06	18.376634	0.73	‡	0.30
12/31/2015		1,536,306	95,281	2.29	14.432161	(5.18)		3.06	16.580846	(3.21)		1.00
12/31/2014		1,687,366	100,924	1.70	15.220732	(0.87)		3.06	17.130262	1.20		1.00
12/31/2013		1,697,533	102,360	2.03	15.353836	10.45		3.06	16.927727	12.75		1.00

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL Conservative Allocation Fund - Class I - September 25, 2017; JNL Growth Allocation Fund - Class I - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
#
The period is from January 1, 2017 through September 25, 2017 the date the Fund was acquired. The respective acquisitions can be found in Note 1 in the Notes to Financial Statements. Unit values disclosed are as of September 22, 2017.

‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.
112

Jackson National Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL Institutional Alt 25 Fund - Class I
12/31/2017	+	113	7	0.00	17.047228	3.69	‡	0.45	17.051937	3.72	‡	0.35
JNL Institutional Alt 35 Fund - Class A
12/31/2017	#	—	—	0.00	16.051193	6.39		3.05	20.258171	8.54		0.30
12/31/2016		1,796,231	104,964	0.00	15.087401	2.06		3.05	18.664082	0.18	‡	0.30
12/31/2015		1,942,017	117,833	2.27	14.783418	(5.22)		3.05	16.972816	(3.26)		1.00
12/31/2014		2,248,151	131,465	1.60	15.597831	(1.16)		3.05	17.544505	0.89		1.00
12/31/2013		2,315,267	136,061	1.67	15.780815	9.08		3.05	17.390028	11.34		1.00
JNL Institutional Alt 50 Fund - Class A
12/31/2017		2,775,883	150,330	0.00	15.239207	6.61		3.61	20.346990	10.19		0.30
12/31/2016		2,464,155	145,767	0.00	14.293740	0.42		3.61	18.465077	(0.28)	‡	0.30
12/31/2015		2,748,451	167,003	2.24	14.234202	(5.53)		3.61	16.970733	(3.03)		1.00
12/31/2014		3,167,812	185,953	1.48	15.066773	(1.75)		3.61	17.500552	0.85		1.00
12/31/2013		3,197,208	188,513	1.31	15.334913	6.44		3.61	17.353083	9.26		1.00
JNL Institutional Alt 50 Fund - Class I
12/31/2017	+	115	7	0.00	17.121016	3.14	‡	0.45	17.124068	3.16	‡	0.35
JNL Interest Rate Opportunities Fund - Class A
12/31/2017		37,212	3,754	0.00	9.817068	2.87		1.25	10.407004	3.94	‡	0.00
12/31/2016		37,744	3,927	0.00	9.543395	3.27		1.25	9.684560	3.68		0.85
12/31/2015		45,565	4,906	0.97	9.241220	(5.10)		1.25	9.340594	(4.72)		0.85
12/31/2014		47,997	4,914	1.65	9.737764	(0.20)		1.25	9.803181	0.20		0.85
12/31/2013	+	28,938	2,962	0.00	9.757449	(2.42)	‡	1.25	9.783791	0.65	‡	0.85
JNL Moderate Allocation Fund - Class A
12/31/2017		444,046	33,657	0.00	12.241175	1.73	‡	2.34	14.048872	9.48	‡	0.00
12/31/2016		413,769	34,267	0.00	11.959560	3.91		1.25	12.196060	4.32		0.85
12/31/2015		398,190	34,343	1.57	11.509692	(2.56)		1.25	11.690572	(2.17)		0.85
12/31/2014		334,274	28,148	0.77	11.811656	2.42		1.25	11.949381	2.83		0.85
12/31/2013		172,059	14,870	0.47	11.532390	10.76		1.25	11.620290	11.20		0.85
JNL Moderate Allocation Fund - Class I
12/31/2017	+	551	42	0.00	13.143749	2.21	‡	0.45	13.147136	2.23	‡	0.35

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL Institutional Alt 25 Fund - Class I - September 25, 2017; JNL Institutional Alt 50 Fund - Class I - September 25, 2017; JNL Interest Rate Opportunities Fund - Class A - April 29, 2013; JNL Moderate Allocation Fund - Class I - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
#
The period is from January 1, 2017 through September 25, 2017 the date the Fund was acquired. The respective acquisitions can be found in Note 1 in the Notes to Financial Statements. Unit values disclosed are as of September 22, 2017.

‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.
113

Jackson National Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL Moderate Growth Allocation Fund - Class A
12/31/2017		2,326,033	152,031	0.00	11.734056	10.39		3.70	17.586775	9.16	‡	0.00
12/31/2016		1,326,899	99,540	0.00	10.629402	3.38		3.70	14.903869	0.93	‡	0.30
12/31/2015		1,228,353	97,592	2.40	10.282126	(5.37)		3.70	13.688602	(2.30)		0.50
12/31/2014		1,200,467	92,418	2.22	10.865604	1.53		3.70	14.010500	4.82		0.50
12/31/2013		1,026,832	82,176	1.38	10.702137	12.86		3.70	13.365738	16.53		0.50
JNL Moderate Growth Allocation Fund - Class I
12/31/2017	+	—	—	0.00	13.693605	3.35	‡	0.45	13.697170	3.37	‡	0.35
JNL Multi-Manager Alternative Fund - Class A
12/31/2017		11,887	1,181	0.56	10.004507	5.07		1.25	10.344566	5.95	‡	0.00
12/31/2016		8,635	903	0.37	9.521588	0.34		1.25	9.585670	0.74		0.85
12/31/2015	+	6,229	655	0.00	9.489060	(4.81)	‡	1.25	9.514891	(4.59)	‡	0.85
JNL Multi-Manager Mid Cap Fund - Class A
12/31/2017		56,173	4,613	0.12	12.009157	13.30		2.40	12.381432	14.11	‡	0.00
12/31/2016	+	9,407	885	0.00	10.599375	4.06	‡	2.40	10.661078	5.98	‡	0.30
JNL Multi-Manager Mid Cap Fund - Class I
12/31/2017	+	35	3	0.00	12.345542	6.24	‡	0.45	12.348750	6.27	‡	0.35
JNL Multi-Manager Small Cap Growth Fund - Class A
12/31/2017		1,194,495	24,525	0.00	28.629283	22.37		3.91	65.821389	25.21	‡	0.00
12/31/2016		914,391	23,663	0.00	23.395507	1.70		3.91	48.682724	2.39	‡	0.30
12/31/2015		1,000,620	27,111	0.00	23.004153	(8.33)		3.91	41.518291	(5.48)	‡	0.85
12/31/2014		1,096,101	28,002	0.00	25.094707	(1.15)		3.91	42.740674	1.77		1.00
12/31/2013		1,131,303	29,432	0.08	25.385548	25.47		3.91	41.995913	29.18		1.00
JNL Multi-Manager Small Cap Growth Fund - Class I
12/31/2017	+	67	1	0.00	68.678173	7.85	‡	0.45	68.696054	7.88	‡	0.35

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL Moderate Growth Allocation Fund - Class I - September 25, 2017; JNL Multi-Manager Alternative Fund - Class A - April 27, 2015; JNL Multi-Manager Mid Cap Fund - Class A - September 19, 2016; JNL Multi-Manager Mid Cap Fund - Class I - September 25, 2017; JNL Multi-Manager Small Cap Growth Fund - Class I - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.
114

Jackson National Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL Multi-Manager Small Cap Value Fund - Class A
12/31/2017		642,867	28,890	0.59	16.135990	6.81		3.91	26.472295	11.52	‡	0.00
12/31/2016		629,859	31,109	0.66	15.106491	19.05		3.91	23.017462	13.77	‡	0.30
12/31/2015		513,864	31,053	0.32	12.689677	(12.91)		3.91	17.586931	(10.21)		0.85
12/31/2014		590,903	31,964	0.38	14.571079	(3.69)		3.91	19.585778	(0.70)		0.85
12/31/2013		563,849	30,233	0.95	15.129820	29.23		3.91	19.723876	33.25		0.85
JNL Multi-Manager Small Cap Value Fund - Class I
12/31/2017	+	55	2	0.00	27.111032	5.74	‡	0.45	27.118067	5.77	‡	0.35
JNL Real Assets Fund - Class A
12/31/2017		11,661	1,186	0.00	9.729945	4.95		1.25	10.314536	4.35	‡	0.00
12/31/2016		13,156	1,408	0.00	9.271295	11.26		1.25	9.408349	11.70		0.85
12/31/2015		9,036	1,078	0.63	8.333269	(12.60)		1.25	8.422776	(12.25)		0.85
12/31/2014		10,920	1,142	1.12	9.534736	(2.88)		1.25	9.598681	(2.04)	‡	0.85
12/31/2013	+	4,999	509	0.00	9.817049	(2.22)	‡	1.25	9.833508	(3.00)	‡	1.00
JNL S&P 500 Index Fund - Class I
12/31/2017	+	728	68	0.00	10.727411	7.27	‡	0.45	10.730223	7.30	‡	0.35
JNL Tactical ETF Growth Fund - Class A
12/31/2017		199,077	12,407	1.30	15.835235	17.87		1.25	17.045925	17.90	‡	0.00
12/31/2016		159,685	11,759	1.31	13.434597	7.14		1.25	13.700231	7.57		0.85
12/31/2015		134,332	10,622	1.17	12.539343	(1.24)		1.25	12.736376	(0.84)		0.85
12/31/2014		98,243	7,688	0.67	12.696731	3.26		1.25	12.844747	3.67		0.85
12/31/2013		70,581	5,718	0.00	12.295763	17.00		1.25	12.389453	17.47		0.85
JNL Tactical ETF Growth Fund - Class I
12/31/2017	+	27	2	0.00	14.383543	6.31	‡	0.45	14.386886	6.33	‡	0.35
JNL Tactical ETF Moderate Fund - Class A
12/31/2017		121,843	9,487	1.50	12.689883	10.07		1.25	13.660083	10.66	‡	0.00
12/31/2016		102,352	8,798	1.33	11.528576	4.26		1.25	11.756542	4.68		0.85
12/31/2015		75,313	6,767	1.24	11.057208	(0.97)		1.25	11.230964	(0.57)		0.85
12/31/2014		45,820	4,083	0.86	11.165427	2.74		1.25	11.295623	3.15		0.85
12/31/2013		32,732	3,002	0.00	10.868074	5.27		1.25	10.950909	5.70		0.85

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL Multi-Manager Small Cap Value Fund - Class I - September 25, 2017; JNL Real Assets Fund - Class A - April 29, 2013; JNL S&P 500 Index Fund - Class I - September 25, 2017; JNL Tactical ETF Growth Fund - Class I - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.
115

Jackson National Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL Tactical ETF Moderate Fund - Class I
12/31/2017	+	—	—	0.00	12.308784	3.61	‡	0.45	12.308784	3.61	‡	0.35
JNL Tactical ETF Moderate Growth Fund - Class A
12/31/2017		263,017	18,007	1.45	14.427137	14.29		1.25	15.530128	14.57	‡	0.00
12/31/2016		224,102	17,580	1.34	12.623278	5.72		1.25	12.872885	6.14		0.85
12/31/2015		175,370	14,575	1.11	11.940606	(1.09)		1.25	12.128231	(0.69)		0.85
12/31/2014		109,628	9,033	0.72	12.072145	3.23		1.25	12.212884	3.65		0.85
12/31/2013		80,235	6,837	0.00	11.694230	12.29		1.25	11.783332	12.74		0.85
JNL Tactical ETF Moderate Growth Fund - Class I
12/31/2017	+	77	6	0.00	13.574664	4.90	‡	0.45	13.577627	4.93	‡	0.35
JNL/AB Dynamic Asset Allocation Fund - Class A
12/31/2017		34,215	2,918	2.22	11.624430	14.45		1.25	12.170330	14.22	‡	0.00
12/31/2016		32,916	3,222	0.00	10.156367	2.66		1.25	10.265587	3.07		0.85
12/31/2015		31,738	3,196	0.00	9.893249	(2.91)		1.25	9.959825	(2.52)		0.85
12/31/2014	+	18,690	1,831	0.93	10.190116	1.50	‡	1.25	10.217741	(0.04)	‡	0.85
JNL/American Funds Balanced Fund - Class A
12/31/2017		723,463	44,383	1.19	10.546544	12.30		3.86	19.782320	16.36		0.30
12/31/2016		434,844	30,932	0.01	9.391206	1.74		3.86	17.000792	(2.01)	‡	0.30
12/31/2015		434,382	32,310	0.73	9.230619	(5.25)		3.86	14.450333	(2.50)		1.00
12/31/2014		449,387	32,538	0.90	9.741960	(3.26)		3.86	14.820796	(0.46)		1.00
12/31/2013		460,257	33,129	1.71	10.070530	11.17		3.86	14.888685	14.40		1.00
JNL/American Funds Balanced Fund - Class I
12/31/2017	+	431	20	0.00	21.604345	3.89	‡	0.45	21.610033	3.92	‡	0.35
JNL/American Funds Blue Chip Income and Growth Fund - Class A
12/31/2017		3,200,699	150,649	0.00	17.536302	8.26	‡	3.90	23.108209	16.26		0.30
12/31/2016		2,709,922	146,918	0.00	16.211226	14.44		3.36	19.876857	5.07	‡	0.30
12/31/2015		1,828,935	115,792	2.48	14.165604	(6.51)		3.36	16.191248	(4.28)		1.00
12/31/2014		1,747,477	105,560	1.14	15.152218	11.19		3.36	16.914989	13.85		1.00
12/31/2013		1,145,063	78,386	1.17	13.627303	28.05		3.36	14.857839	31.11		1.00

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL Tactical ETF Moderate Fund - Class I - September 25, 2017; JNL Tactical ETF Moderate Growth Fund - Class I - September 25, 2017; JNL/AB Dynamic Asset Allocation Fund - Class A - April 28, 2014; JNL/American Funds Balanced Fund - Class I - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.
116

Jackson National Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/American Funds Blue Chip Income and Growth Fund - Class I
12/31/2017	+	146	6	0.00	24.000396	7.79	‡	0.45	24.006653	7.82	‡	0.35
JNL/American Funds Global Bond Fund - Class A
12/31/2017		492,409	46,440	0.33	9.281129	3.25		3.16	11.596046	(0.87)	‡	0.25
12/31/2016		445,048	44,159	0.00	8.988765	(0.85)		3.16	10.873784	(5.84)	‡	0.30
12/31/2015		418,272	41,913	1.28	9.065934	(7.22)		3.16	10.244081	(5.19)		1.00
12/31/2014		467,956	44,301	0.01	9.771061	(1.97)		3.16	10.804894	0.17		1.00
12/31/2013		433,086	40,893	2.11	9.967742	(5.97)		3.16	10.786833	(3.92)		1.00
JNL/American Funds Global Bond Fund - Class I
12/31/2017	+	155	13	0.00	12.027829	(0.39)	‡	0.45	12.030961	(0.37)	‡	0.35
JNL/American Funds Global Growth Fund - Class A
12/31/2017		157,760	10,461	0.69	14.935429	29.45		1.25	15.757258	27.18	‡	0.00
12/31/2016		85,586	7,364	0.00	11.537272	(0.82)		1.25	11.690038	(0.42)		0.85
12/31/2015		91,115	7,793	0.44	11.632284	5.30		1.25	11.739379	5.72		0.85
12/31/2014		31,092	2,807	0.23	11.046628	0.79		1.25	11.103818	1.19		0.85
12/31/2013	+	5,063	462	0.00	10.960118	7.92	‡	1.25	10.972881	5.73	‡	0.85
JNL/American Funds Global Growth Fund - Class I
12/31/2017	+	257	18	0.00	14.593004	5.75	‡	0.45	14.596697	5.77	‡	0.35
JNL/American Funds Global Small Capitalization Fund - Class A
12/31/2017		643,349	40,628	0.19	13.928960	21.75		3.06	17.207850	25.15		0.30
12/31/2016		465,843	36,469	0.00	11.440488	(1.30)		3.06	13.749835	(2.79)	‡	0.30
12/31/2015		486,304	38,259	0.00	11.591029	(3.06)		3.06	13.025317	(1.04)		1.00
12/31/2014		370,905	28,756	0.22	11.956709	(1.26)		3.06	13.162274	0.79		1.00
12/31/2013		316,078	24,614	0.70	12.109692	24.04		3.06	13.058859	26.63		1.00
JNL/American Funds Global Small Capitalization Fund - Class I
12/31/2017	+	225	13	0.00	17.875841	6.19	‡	0.45	17.880467	6.22	‡	0.35

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/American Funds Blue Chip Income and Growth Fund - Class I - September 25, 2017; JNL/American Funds Global Bond Fund - Class I - September 25, 2017; JNL/American Funds Global Growth Fund - Class A - September 16, 2013; JNL/American Funds Global Growth Fund - Class I - September 25, 2017; JNL/American Funds Global Small Capitalization Fund - Class I - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.
117

Jackson National Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/American Funds Growth Allocation Fund - Class A
12/31/2017		1,994,589	126,210	0.00	14.452752	17.12		2.95	17.081415	13.32	‡	0.00
12/31/2016		1,298,868	97,906	0.00	12.340487	9.46	‡	2.95	13.966734	(0.01)	‡	0.30
12/31/2015		941,136	75,232	1.09	11.872870	(2.45)		2.85	12.704916	(0.63)		1.00
12/31/2014		640,593	50,703	0.77	12.170692	1.15		2.85	12.785507	3.03	‡	1.00
12/31/2013		357,689	29,048	0.61	12.032273	17.47		2.85	12.388475	19.54		1.10
JNL/American Funds Growth Allocation Fund - Class I
12/31/2017	+	267	16	0.00	16.331389	4.96	‡	0.45	16.335574	4.98	‡	0.35
JNL/American Funds Growth Fund - Class A
12/31/2017		346,118	16,594	0.00	20.580021	26.29		1.25	22.153845	23.68	‡	0.00
12/31/2016		214,677	13,031	0.00	16.295891	7.68		1.25	16.618257	8.11		0.85
12/31/2015		172,664	11,313	0.56	15.134295	5.12		1.25	15.372230	5.54		0.85
12/31/2014		98,155	6,775	0.28	14.397281	6.64		1.25	14.565242	7.07		0.85
12/31/2013		45,214	3,335	0.19	13.500581	27.84		1.25	13.603559	28.35		0.85
JNL/American Funds Growth Fund - Class I
12/31/2017	+	473	22	0.00	21.474835	7.86	‡	0.45	21.480421	7.89	‡	0.35
JNL/American Funds Growth-Income Fund - Class A
12/31/2017		5,536,129	256,527	0.00	18.771879	18.09		3.16	23.911570	18.56	‡	0.00
12/31/2016		3,816,911	213,016	0.00	15.895703	7.64		3.16	19.232406	3.61	‡	0.30
12/31/2015		2,897,665	177,484	0.77	14.767765	(2.13)		3.16	16.831721	0.16		0.85
12/31/2014		2,316,145	141,489	0.68	15.088660	6.76		3.16	16.804732	9.25		0.85
12/31/2013		1,561,325	103,723	0.83	14.133382	28.80		3.16	15.381331	31.81		0.85
JNL/American Funds Growth-Income Fund - Class I
12/31/2017	+	989	41	0.00	24.257930	6.42	‡	0.45	24.264275	6.45	‡	0.35
JNL/American Funds International Fund - Class A
12/31/2017		1,920,571	128,828	0.71	12.787425	27.30		3.36	16.539752	26.87	‡	0.00
12/31/2016		1,038,031	90,574	0.00	10.045415	(0.30)		3.36	12.316849	(4.24)	‡	0.30
12/31/2015		926,321	82,237	0.85	10.075587	(7.99)		3.36	11.614339	(5.65)		0.85
12/31/2014		679,179	56,638	0.76	10.950184	(6.24)		3.36	12.309601	(3.86)		0.85
12/31/2013		531,621	42,420	0.85	11.679176	17.10		3.36	12.803656	6.10	‡	0.85

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/American Funds Growth Allocation Fund - Class I - September 25, 2017; JNL/American Funds Growth Fund - Class I - September 25, 2017; JNL/American Funds Growth-Income Fund - Class I - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.
118

Jackson National Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/American Funds International Fund - Class I
12/31/2017	+	195	12	0.00	16.794047	5.33	‡	0.45	16.798415	5.36	‡	0.35
JNL/American Funds Moderate Growth Allocation Fund - Class A
12/31/2017		2,097,975	146,166	0.00	12.448215	4.60	‡	3.90	15.528143	10.05	‡	0.00
12/31/2016		1,618,553	128,864	0.00	11.615744	4.08		3.10	13.235364	(0.16)	‡	0.30
12/31/2015		1,119,372	94,392	1.23	11.160743	(3.19)		3.10	12.053130	(1.14)		1.00
12/31/2014		749,737	62,247	1.02	11.528573	1.09		3.10	12.192220	3.23	‡	1.00
12/31/2013		439,310	37,487	0.78	11.404526	5.14	‡	3.10	11.791486	14.00		1.10
JNL/American Funds Moderate Growth Allocation Fund - Class I
12/31/2017	+	568	38	0.00	14.892546	3.71	‡	0.45	14.896423	3.74	‡	0.35
JNL/American Funds New World Fund - Class A
12/31/2017		1,342,595	98,563	0.32	11.906634	24.89		3.16	14.878559	8.69	‡	0.25
12/31/2016		861,365	80,462	0.00	9.533344	1.66		3.16	11.534215	(3.66)	‡	0.30
12/31/2015		759,581	73,470	0.86	9.377378	(6.57)		3.16	10.597563	(4.53)		1.00
12/31/2014		701,141	64,512	0.84	10.036717	(11.07)		3.16	11.100310	(9.13)		1.00
12/31/2013		617,704	51,450	0.56	11.285850	7.43		3.16	12.215079	9.78		1.00
JNL/American Funds New World Fund - Class I
12/31/2017	+	218	14	0.00	15.401597	5.36	‡	0.45	15.405644	5.38	‡	0.35
JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class A
12/31/2017		370,897	22,091	0.61	13.990760	19.29		3.06	19.560509	21.01	‡	0.00
12/31/2016		315,244	22,799	0.30	11.728742	4.69		3.06	15.438076	3.73	‡	0.30
12/31/2015		355,251	27,432	0.00	11.203590	(4.69)		3.06	13.655467	(2.56)		0.85
12/31/2014		316,099	23,730	0.06	11.754462	10.49		3.06	14.013720	7.88	‡	0.85
12/31/2013		186,128	15,730	0.17	10.638287	30.15		3.06	12.277330	32.86		1.00
JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class I
12/31/2017	+	6	0	0.00	19.980888	7.35	‡	0.45	19.986229	7.38	‡	0.35

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/American Funds International Fund - Class I - September 25, 2017; JNL/American Funds Moderate Growth Allocation Fund - Class I - September 25, 2017; JNL/American Funds New World Fund - Class I - September 25, 2017; JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class I - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.
119

Jackson National Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/AQR Managed Futures Strategy Fund - Class A
12/31/2017		145,477	14,457	0.00	9.015957	(4.01)		2.80	10.762549	(1.88)	‡	0.00
12/31/2016		185,285	18,003	4.14	9.392654	(11.08)		2.80	10.420726	(9.34)		0.85
12/31/2015		197,985	17,416	9.69	10.562706	(8.06)	‡	2.80	11.493721	1.33		0.85
12/31/2014		99,750	8,855	2.77	11.193091	7.73		1.25	11.343131	8.16		0.85
12/31/2013		75,699	7,255	5.22	10.389716	5.75		1.25	10.486958	6.18		0.85
JNL/AQR Risk Parity Fund - Class A
12/31/2017		30,664	2,684	3.21	11.320112	10.50		1.25	11.942936	11.36	‡	0.00
12/31/2016		32,116	3,114	0.00	10.244351	8.23		1.25	10.379961	8.66		0.85
12/31/2015		25,094	2,638	37.31	9.465234	(11.42)		1.25	9.552346	(11.07)		0.85
12/31/2014		19,065	1,780	0.00	10.686030	6.61		1.25	10.741330	7.16	‡	0.85
12/31/2013	+	1,348	134	0.00	10.023542	(1.04)	‡	1.25	10.030850	(0.97)	‡	1.00
JNL/BlackRock Global Allocation Fund - Class A
12/31/2017		3,844,119	285,859	1.58	11.428135	9.81		3.61	14.829182	12.14	‡	0.00
12/31/2016		3,534,757	295,537	0.39	10.407336	0.29		3.61	12.786784	(0.40)	‡	0.30
12/31/2015		3,517,477	301,890	2.06	10.377129	(4.84)		3.61	11.985760	(2.18)		0.85
12/31/2014		3,274,351	273,649	0.74	10.905275	(1.76)		3.61	12.252870	0.99		0.85
12/31/2013		2,635,571	221,416	0.63	11.100488	10.26		3.61	12.132655	13.34		0.85
JNL/BlackRock Global Allocation Fund - Class I
12/31/2017	+	248	16	0.00	15.027185	2.79	‡	0.45	15.031095	2.82	‡	0.35
JNL/BlackRock Global Long Short Credit Fund - Class A
12/31/2017		48,752	4,784	1.43	10.087131	1.92		1.25	10.693283	2.66	‡	0.00
12/31/2016		55,403	5,556	2.68	9.896872	1.50		1.25	10.043286	1.90		0.85
12/31/2015		67,176	6,854	5.34	9.750821	(2.57)		1.25	9.855675	(2.18)		0.85
12/31/2014		53,933	5,373	0.00	10.008361	(0.07)		1.25	10.075609	0.33		0.85
12/31/2013	+	22,308	2,225	0.00	10.015265	0.38	‡	1.25	10.042304	0.47	‡	0.85
JNL/BlackRock Global Natural Resources Fund - Class A
12/31/2017		813,980	96,639	0.92	6.542455	(6.41)		3.70	9.805729	(3.22)	‡	0.00
12/31/2016		947,422	107,968	0.79	6.990883	21.95		3.70	9.802230	8.75	‡	0.30
12/31/2015		659,992	93,946	0.47	5.732755	(26.51)		3.70	7.396348	(24.39)		0.85
12/31/2014		843,028	90,488	0.00	7.800985	(17.36)		3.70	9.782449	(14.97)		0.85
12/31/2013		959,276	87,201	0.39	9.439520	5.54		3.70	11.505133	8.58		0.85
JNL/BlackRock Large Cap Select Growth Fund - Class A
12/31/2017		1,884,011	33,596	0.00	34.250500	28.90		3.61	73.279496	8.09	‡	0.25
12/31/2016		1,379,406	32,554	0.00	26.572344	(3.10)		3.61	54.396231	(2.40)	‡	0.30
12/31/2015		954,227	22,499	0.00	27.423723	2.47		3.61	47.003517	5.18		1.00
12/31/2014		693,281	17,193	0.00	26.763737	5.02		3.61	44.690461	7.80		1.00
12/31/2013		596,971	15,995	0.03	25.483258	34.06		3.61	41.455971	37.61		1.00

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/AQR Risk Parity Fund - Class A - September 16, 2013; JNL/BlackRock Global Allocation Fund - Class I - September 25, 2017; JNL/BlackRock Global Long Short Credit Fund - Class A - April 29, 2013.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.
120

Jackson National Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/BlackRock Large Cap Select Growth Fund - Class I
12/31/2017	+	163	2	0.00	81.834077	9.47	‡	0.45	81.855404	9.50	‡	0.35
JNL/Boston Partners Global Long Short Equity Fund - Class A
12/31/2017		36,505	3,289	0.00	11.011255	6.35		1.25	11.473191	7.16	‡	0.00
12/31/2016		32,091	3,084	0.00	10.353717	0.69		1.25	10.448999	1.10		0.85
12/31/2015		28,295	2,744	0.00	10.282457	4.67		1.25	10.335760	5.09		0.85
12/31/2014	+	3,303	336	0.00	9.823957	(0.94)	‡	1.25	9.835465	1.46	‡	0.85
JNL/Boston Partners Global Long Short Equity Fund - Class I
12/31/2017	+	4	0	0.00	11.077298	3.82	‡	0.45	11.080267	3.85	‡	0.35
JNL/Brookfield Global Infrastructure and MLP Fund - Class A
12/31/2017		883,807	58,353	1.85	13.614739	6.56		3.10	16.417485	8.64	‡	0.00
12/31/2016		764,545	54,782	2.61	12.776127	9.16		3.10	14.713768	(4.83)	‡	0.30
12/31/2015		618,494	49,245	1.62	11.703901	(21.03)		3.10	12.818948	(19.24)		0.85
12/31/2014		853,801	54,691	0.71	14.820786	4.08		3.10	15.872403	6.44		0.85
12/31/2013		395,362	26,810	0.85	14.240412	19.68		3.10	14.912251	22.39		0.85
JNL/Brookfield Global Infrastructure and MLP Fund - Class I
12/31/2017	+	77	5	0.00	16.599059	(1.17)	‡	0.45	16.603017	(1.15)	‡	0.35
JNL/Causeway International Value Select Fund - Class A
12/31/2017		499,529	30,538	1.08	9.928957	23.55		3.91	21.561951	23.61	‡	0.00
12/31/2016		422,224	32,999	1.19	8.036131	(3.82)		3.91	15.864112	(0.15)	‡	0.30
12/31/2015		437,975	33,824	3.25	8.355132	(7.25)		3.91	14.041604	(4.51)		1.00
12/31/2014		431,510	31,773	1.94	9.008259	(13.97)		3.91	14.705015	(11.43)		1.00
12/31/2013		439,950	28,623	3.66	10.470642	16.82		3.91	16.601959	20.27		1.00
JNL/Causeway International Value Select Fund - Class I
12/31/2017	+	176	8	0.00	22.435106	6.08	‡	0.45	22.440956	6.11	‡	0.35

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/BlackRock Large Cap Select Growth Fund - Class I - September 25, 2017; JNL/Boston Partners Global Long Short Equity Fund - Class A - September 15, 2014; JNL/Boston Partners Global Long Short Equity Fund - Class I - September 25, 2017; JNL/Brookfield Global Infrastructure and MLP Fund - Class I - September 25, 2017; JNL/Causeway International Value Select Fund - Class I - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.
121

Jackson National Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/ClearBridge Large Cap Growth Fund - Class A
12/31/2017	+	22,064	2,041	0.00	10.781165	3.37	‡	2.45	10.849989	8.50	‡	0.00
JNL/ClearBridge Large Cap Growth Fund - Class I
12/31/2017	+	24	2	0.00	10.837300	8.37	‡	0.45	10.840126	8.40	‡	0.35
JNL/Crescent High Income Fund - Class A
12/31/2017		61,418	5,685	2.55	10.611053	2.26		2.40	11.049552	4.04	‡	0.00
12/31/2016	+	25,679	2,456	0.00	10.376368	4.93	‡	2.40	10.528510	2.54	‡	0.30
JNL/Crescent High Income Fund - Class I
12/31/2017	+	85	8	0.00	10.787354	0.16	‡	0.45	10.790169	0.19	‡	0.35
JNL/DFA Growth Allocation Fund - Class A
12/31/2017	+	77,932	7,077	5.69	10.932158	5.46	‡	2.40	11.089521	8.80	‡	0.30
JNL/DFA Growth Allocation Fund - Class I
12/31/2017	+	76	7	17.33	11.218401	5.14	‡	0.45	11.221235	5.17	‡	0.35
JNL/DFA Moderate Growth Allocation Fund - Class A
12/31/2017	+	58,769	5,443	4.75	10.715236	3.33	‡	2.40	10.891709	5.16	‡	0.00

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/ClearBridge Large Cap Growth Fund - Class A - September 25, 2017; JNL/ClearBridge Large Cap Growth Fund - Class I - September 25, 2017; JNL/Crescent High Income Fund - Class A - April 25, 2016; JNL/Crescent High Income Fund - Class I - September 25, 2017; JNL/DFA Growth Allocation Fund - Class A - April 24, 2017; JNL/DFA Growth Allocation Fund - Class I - September 25, 2017; JNL/DFA Moderate Growth Allocation Fund - Class A - April 24, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.
122

Jackson National Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/DFA Moderate Growth Allocation Fund - Class I
12/31/2017	+	174	16	8.10	10.982874	4.00	‡	0.45	10.986113	4.04	‡	0.35
JNL/DFA U.S. Core Equity Fund - Class A
12/31/2017		1,058,067	30,538	0.90	22.412758	16.22		3.40	46.223742	18.81	‡	0.00
12/31/2016		827,642	28,485	1.05	19.285120	10.22		3.40	36.181661	5.79	‡	0.30
12/31/2015		613,326	23,833	0.87	17.497555	(5.37)		3.40	28.618212	(2.93)		0.85
12/31/2014		567,701	21,391	0.60	18.490528	6.15		3.40	29.480809	8.89	‡	0.85
12/31/2013		370,944	15,206	1.01	17.418947	30.65		3.40	26.381392	33.82		1.00
JNL/DFA U.S. Core Equity Fund - Class I
12/31/2017	+	126	3	0.00	48.239718	8.23	‡	0.45	48.252304	8.26	‡	0.35
JNL/DFA U.S. Small Cap Fund - Class A
12/31/2017		63,093	3,381	0.20	18.427475	8.79		1.25	19.690147	12.47	‡	0.00
12/31/2016		53,987	3,156	0.17	16.938705	25.18		1.25	17.232586	25.68		0.85
12/31/2015		36,079	2,648	0.00	13.531640	(6.02)		1.25	13.711595	(5.64)		0.85
12/31/2014		33,715	2,331	0.00	14.398327	0.78		1.25	14.531571	1.19		0.85
12/31/2013		16,188	1,130	1.14	14.286592	41.85		1.25	14.361241	38.46	‡	0.85
JNL/DFA U.S. Small Cap Fund - Class I
12/31/2017	+	54	5	0.00	10.322832	6.42	‡	0.45	10.325522	6.45	‡	0.35
JNL/DoubleLine Core Fixed Income Fund - Class A
12/31/2017		2,960,292	142,287	0.34	12.682311	1.36		3.91	27.541909	4.97	‡	0.00
12/31/2016		2,956,842	148,501	0.39	12.511980	(1.20)		3.91	24.700487	(2.23)	‡	0.30
12/31/2015		3,046,392	155,693	2.89	12.664524	(3.45)		3.91	21.859740	(0.44)		0.85
12/31/2014		3,192,629	162,080	3.28	13.116391	(0.01)		3.91	21.957377	3.10		0.85
12/31/2013		3,417,014	178,424	1.11	13.117925	(5.83)		3.91	21.298086	(2.91)		0.85
JNL/DoubleLine Core Fixed Income Fund - Class I
12/31/2017	+	175	6	0.00	28.619365	(0.05)	‡	0.45	28.626817	(0.02)	‡	0.35

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/DFA Moderate Growth Allocation Fund - Class I - September 25, 2017; JNL/DFA U.S. Core Equity Fund - Class I - September 25, 2017; JNL/DFA U.S. Small Cap Fund - Class I - September 25, 2017; JNL/DoubleLine Core Fixed Income Fund - Class I - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.
123

Jackson National Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A
12/31/2017		11,019	996	0.76	11.021355	5.97		1.25	11.255482	6.59	‡	0.00
12/31/2016	+	3,342	321	0.00	10.400647	4.02	‡	1.25	10.429456	(0.46)	‡	0.85
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I
12/31/2017	+	78	7	0.00	11.116973	(0.30)	‡	0.45	11.119857	(0.27)	‡	0.35
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A
12/31/2017		640,519	41,550	0.00	14.903122	8.26	‡	2.80	15.877030	18.56	‡	0.00
12/31/2016		82,510	6,398	1.12	12.863325	17.42		1.25	12.928054	17.89		0.85
12/31/2015	+	16,147	1,473	0.00	10.954677	9.55	‡	1.25	10.965974	1.96	‡	0.85
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I
12/31/2017	+	353	24	0.00	14.952499	6.35	‡	0.45	14.956371	6.38	‡	0.35
JNL/DoubleLine Total Return Fund - Class A
12/31/2017		788,991	72,484	2.75	10.198417	1.21		2.80	11.499456	4.06	‡	0.00
12/31/2016		707,919	66,862	1.78	10.076469	(0.78)		2.80	10.960333	(1.88)	‡	0.25
12/31/2015		364,627	34,644	2.95	10.155898	(0.16)	‡	2.80	10.619879	0.83		0.85
12/31/2014		68,289	6,500	0.57	10.478400	5.17		1.25	10.532615	5.59		0.85
12/31/2013	+	5,167	518	0.00	9.963764	(0.35)	‡	1.25	9.975345	(1.43)	‡	0.85
JNL/DoubleLine Total Return Fund - Class I
12/31/2017	+	173	16	0.00	10.837304	(0.02)	‡	0.45	10.840120	0.00	‡	0.35
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class A
12/31/2017		42,559	3,923	3.88	10.738695	3.84		1.25	11.384156	5.26	‡	0.00
12/31/2016		35,923	3,447	4.84	10.341089	5.14		1.25	10.494170	5.56		0.85
12/31/2015		34,211	3,460	8.24	9.835862	0.74		1.25	9.941723	1.15		0.85
12/31/2014		14,150	1,445	0.00	9.763453	3.43		1.25	9.829141	3.84		0.85
12/31/2013	+	7,451	789	0.00	9.440043	(5.95)	‡	1.25	9.465616	(1.37)	‡	0.85

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A - April 25, 2016; JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I - September 25, 2017; JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A - September 28, 2015; JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I - September 25, 2017; JNL/DoubleLine Total Return Fund - Class A - September 16, 2013; JNL/DoubleLine Total Return Fund - Class I - September 25, 2017; JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class A - April 29, 2013.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.
124

Jackson National Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class I
12/31/2017	+	20	2	0.00	9.818560	2.06	‡	0.45	9.821053	2.09	‡	0.35
JNL/Epoch Global Shareholder Yield Fund - Class A
12/31/2017		32,210	2,053	4.94	15.484767	15.37		1.25	16.668429	15.50	‡	0.00
12/31/2016		31,716	2,339	3.56	13.421663	5.83		1.25	13.686867	6.26		0.85
12/31/2015		27,780	2,173	1.73	12.682036	(6.17)		1.25	12.881138	(5.79)		0.85
12/31/2014		26,393	1,942	0.00	13.515623	4.74		1.25	13.673002	5.16		0.85
12/31/2013		15,590	1,204	5.64	12.904367	21.80		1.25	13.002517	22.28		0.85
JNL/Epoch Global Shareholder Yield Fund - Class I
12/31/2017	+	—	—	0.00	12.605224	3.15	‡	0.45	12.608509	3.18	‡	0.35
JNL/FAMCO Flex Core Covered Call Fund - Class A
12/31/2017		136,141	9,843	1.77	12.790567	3.38	‡	2.40	14.731448	10.20	‡	0.00
12/31/2016		116,058	9,255	2.77	12.414564	6.75		1.25	12.659907	7.18		0.85
12/31/2015		120,656	10,296	1.85	11.629602	(4.41)		1.25	11.812217	(4.03)		0.85
12/31/2014		106,385	8,696	0.03	12.166470	7.49		1.25	12.308186	7.92		0.85
12/31/2013		59,229	5,215	1.99	11.319214	11.31		1.25	11.405341	11.75		0.85
JNL/FAMCO Flex Core Covered Call Fund - Class I
12/31/2017	+	8	1	0.00	12.505590	4.39	‡	0.45	12.508599	4.41	‡	0.35
JNL/FPA + DoubleLine Flexible Allocation Fund - Class A
12/31/2017		1,857,573	135,547	0.93	11.424695	7.13		3.61	15.389626	10.11	‡	0.00
12/31/2016		1,921,675	153,777	1.06	10.664210	0.00		3.61	13.559536	3.41	‡	0.30
12/31/2015		2,259,091	184,904	0.67	10.663776	(12.37)		3.61	12.674122	(9.92)		0.85
12/31/2014		2,903,055	212,888	1.07	12.169467	(7.44)		3.61	14.069911	(4.85)		0.85
12/31/2013		2,907,755	202,080	1.41	13.147456	19.27		3.61	14.786813	22.61		0.85
JNL/FPA + DoubleLine Flexible Allocation Fund - Class I
12/31/2017	+	3	0	0.00	15.628116	3.70	‡	0.45	15.631876	3.73	‡	0.35

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class I - September 25, 2017; JNL/Epoch Global Shareholder Yield Fund - Class I - September 25, 2017; JNL/FAMCO Flex Core Covered Call Fund - Class I - September 25, 2017; JNL/FPA + DoubleLine Flexible Allocation Fund - Class I - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.
125

Jackson National Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/Franklin Templeton Founding Strategy Fund - Class A
12/31/2017		1,390,847	101,475	0.00	10.792200	7.81		3.61	15.593210	1.26	‡	0.25
12/31/2016		1,368,550	110,196	0.00	10.010590	9.42		3.61	13.918624	4.69	‡	0.30
12/31/2015		1,341,037	120,927	1.56	9.148869	(9.51)		3.61	11.558849	(7.12)		1.00
12/31/2014		1,557,952	130,142	1.63	10.110812	(0.97)		3.61	12.445079	1.65		1.00
12/31/2013		1,467,588	124,335	2.02	10.210041	19.57		3.61	12.243449	22.73		1.00
JNL/Franklin Templeton Founding Strategy Fund - Class I
12/31/2017	+	5	0	0.00	13.963727	2.45	‡	0.45	13.967268	2.47	‡	0.35
JNL/Franklin Templeton Global Fund - Class A
12/31/2017		517,991	40,703	1.68	9.691546	5.50	‡	3.90	14.375271	17.21		0.30
12/31/2016		437,911	39,965	2.07	8.821320	6.67		3.61	12.264106	4.22	‡	0.30
12/31/2015		428,990	42,763	2.19	8.269499	(9.75)		3.61	10.447024	(7.36)		1.00
12/31/2014		521,536	48,136	0.82	9.162504	(5.83)		3.61	11.276954	(3.34)	‡	1.00
12/31/2013		439,451	38,995	1.44	9.729365	25.73		3.61	11.585596	28.92		1.10
JNL/Franklin Templeton Global Fund - Class I
12/31/2017	+	25	2	0.00	15.173137	3.48	‡	0.45	15.177086	3.51	‡	0.35
JNL/Franklin Templeton Global Multisector Bond Fund - Class A
12/31/2017		681,734	58,728	0.00	10.342841	0.26		3.26	12.597693	4.38	‡	0.00
12/31/2016		628,660	55,418	0.03	10.316192	0.49		3.26	11.980707	7.04	‡	0.30
12/31/2015		681,887	61,594	8.25	10.265379	0.68	‡	3.26	11.319363	(4.96)		0.85
12/31/2014		737,969	63,092	3.83	11.133070	(3.45)		3.06	11.909965	(1.29)		0.85
12/31/2013		600,386	50,412	2.51	11.530902	0.41		3.06	12.065929	2.65		0.85
JNL/Franklin Templeton Global Multisector Bond Fund - Class I
12/31/2017	+	41	3	0.00	12.738250	(1.48)	‡	0.45	12.741522	(1.46)	‡	0.35
JNL/Franklin Templeton Income Fund - Class A
12/31/2017		1,887,729	119,869	3.77	12.213496	6.10		3.56	18.499963	9.06	‡	0.00
12/31/2016		1,826,310	125,988	4.69	11.511714	10.14		3.56	16.299842	3.83	‡	0.30
12/31/2015		1,673,567	130,230	3.96	10.452215	(10.60)		3.56	13.582757	(8.15)		0.85
12/31/2014		1,997,944	142,444	3.33	11.691774	(0.42)		3.56	14.787338	2.31		0.85
12/31/2013		1,556,741	113,194	4.10	11.741541	10.09		3.56	14.453221	7.41	‡	0.85

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/Franklin Templeton Founding Strategy Fund - Class I - September 25, 2017; JNL/Franklin Templeton Global Fund - Class I - September 25, 2017; JNL/Franklin Templeton Global Multisector Bond Fund - Class I - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.
126

Jackson National Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/Franklin Templeton Income Fund - Class I
12/31/2017	+	79	4	0.00	18.916259	1.75	‡	0.45	18.921115	1.77	‡	0.35
JNL/Franklin Templeton International Small Cap Growth Fund - Class A
12/31/2017		697,553	53,909	1.09	10.318035	27.61		3.61	14.842991	29.06	‡	0.00
12/31/2016		467,003	47,179	1.47	8.085778	(4.67)		3.61	10.919609	(2.41)	‡	0.30
12/31/2015		541,130	53,458	0.93	8.481567	0.13		3.61	10.599741	2.93		0.85
12/31/2014		424,814	43,002	0.81	8.470816	(12.63)		3.61	10.298111	(10.19)		0.85
12/31/2013		419,451	38,005	1.10	9.695790	27.72		3.61	11.466425	31.29		0.85
JNL/Franklin Templeton International Small Cap Growth Fund - Class I
12/31/2017	+	158	10	0.00	15.147459	4.37	‡	0.45	15.151402	4.40	‡	0.35
JNL/Franklin Templeton Mutual Shares Fund - Class A
12/31/2017		653,799	46,910	2.97	10.622915	0.62	‡	3.90	15.762915	7.79		0.30
12/31/2016		635,711	48,701	2.46	11.016958	12.11		3.15	14.624255	6.09	‡	0.30
12/31/2015		582,264	50,956	3.33	9.827094	(7.62)		3.15	11.908337	(5.61)		1.00
12/31/2014		625,966	51,540	0.77	10.637323	3.98		3.15	12.616592	6.23		1.00
12/31/2013		559,365	48,751	0.91	10.230559	24.32		3.15	11.876608	27.02		1.00
JNL/Franklin Templeton Mutual Shares Fund - Class I
12/31/2017	+	23	1	0.00	16.633509	2.31	‡	0.45	16.637850	2.34	‡	0.35
JNL/Goldman Sachs Core Plus Bond Fund - Class A
12/31/2017		892,472	34,177	2.01	14.858758	(0.92)		3.91	33.644288	2.72		0.30
12/31/2016		922,949	36,054	2.51	14.996373	(1.81)		3.91	32.754982	(2.60)	‡	0.30
12/31/2015		883,013	34,958	2.12	15.272623	(3.46)		3.91	27.846620	(0.61)		1.00
12/31/2014		774,773	30,480	2.33	15.820330	1.35		3.91	28.017891	4.35		1.00
12/31/2013		605,070	24,753	2.68	15.609001	(4.85)		3.91	26.850742	(2.04)		1.00
JNL/Goldman Sachs Core Plus Bond Fund - Class I
12/31/2017	+	80	2	0.00	37.649126	(0.37)	‡	0.45	37.658911	(0.34)	‡	0.35

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/Franklin Templeton Income Fund - Class I - September 25, 2017; JNL/Franklin Templeton International Small Cap Growth Fund - Class I - September 25, 2017; JNL/Franklin Templeton Mutual Shares Fund - Class I - September 25, 2017; JNL/Goldman Sachs Core Plus Bond Fund - Class I - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.
127

Jackson National Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/Goldman Sachs Emerging Markets Debt Fund - Class A
12/31/2017		147,282	10,905	0.00	10.918944	11.03		3.61	15.236848	13.96	‡	0.00
12/31/2016		139,239	11,753	0.00	9.834246	5.19		3.61	12.343015	8.13		0.85
12/31/2015		145,686	13,269	0.00	9.348592	(15.44)		3.61	11.414898	(13.07)		0.85
12/31/2014		197,207	15,558	1.68	11.055727	(8.31)		3.61	13.131852	(5.75)		0.85
12/31/2013		238,605	17,677	7.14	12.057957	(11.11)		3.61	13.932381	(8.62)		0.85
JNL/GQG Emerging Markets Equity Fund - Class A
12/31/2017	+	3,024	288	0.00	10.475863	5.40	‡	1.25	10.509988	5.10	‡	0.00
JNL/GQG Emerging Markets Equity Fund - Class I
12/31/2017	+	134	13	0.00	10.507680	5.08	‡	0.45	10.510419	5.10	‡	0.35
JNL/Harris Oakmark Global Equity Fund - Class A
12/31/2017		539,690	45,568	0.05	11.417604	1.40	‡	2.60	12.240495	18.42	‡	0.00
12/31/2016		14,779	1,509	1.05	9.756657	11.06		1.25	9.822328	11.50		0.85
12/31/2015	+	7,834	890	0.00	8.785068	(11.43)	‡	1.25	8.808981	(11.53)	‡	0.85
JNL/Harris Oakmark Global Equity Fund - Class I
12/31/2017	+	8	1	0.00	11.812506	0.19	‡	0.45	11.815591	0.22	‡	0.35
JNL/Invesco China-India Fund - Class A
12/31/2017		690,650	65,100	0.31	8.481743	46.94		3.61	12.202373	45.78	‡	0.00
12/31/2016		372,287	52,908	1.02	5.772361	(6.82)		3.61	7.796094	(9.58)	‡	0.30
12/31/2015		334,513	45,373	0.90	6.194560	(8.40)		3.61	7.742146	(5.84)		0.85
12/31/2014		349,714	44,455	0.86	6.762681	7.45		3.61	8.222087	10.46		0.85
12/31/2013		329,054	45,975	0.93	6.293696	(5.81)		3.61	7.443575	(3.17)		0.85
JNL/Invesco Diversified Dividend Fund - Class A
12/31/2017	+	9,513	924	0.00	10.264333	2.09	‡	2.45	10.330015	3.30	‡	0.00

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/GQG Emerging Markets Equity Fund - Class A - September 25, 2017; JNL/GQG Emerging Markets Equity Fund - Class I - September 25, 2017; JNL/Harris Oakmark Global Equity Fund - Class A - April 27, 2015; JNL/Harris Oakmark Global Equity Fund - Class I - September 25, 2017; JNL/Invesco Diversified Dividend Fund - Class A - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.
128

Jackson National Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/Invesco Diversified Dividend Fund - Class I
12/31/2017	+	49	5	0.00	10.327876	3.28	‡	0.45	10.330581	3.31	‡	0.35
JNL/Invesco Global Real Estate Fund - Class A
12/31/2017		1,288,855	71,293	3.12	13.449300	6.19		3.71	21.512751	9.50	‡	0.00
12/31/2016		1,290,375	77,783	2.00	12.665461	(1.30)		3.71	18.853139	(5.67)	‡	0.30
12/31/2015		1,307,859	79,885	2.72	12.831849	(4.57)		3.71	17.408372	(1.80)		0.85
12/31/2014		1,284,168	76,820	1.30	13.446442	10.84		3.71	17.727784	14.05		0.85
12/31/2013		925,175	62,885	3.26	12.131548	(0.98)		3.71	15.543249	1.89		0.85
JNL/Invesco International Growth Fund - Class A
12/31/2017		994,137	42,213	1.46	13.212292	18.49		3.91	32.014432	20.51	‡	0.00
12/31/2016		795,886	41,277	1.76	11.151012	(4.97)		3.91	24.357016	(4.17)	‡	0.30
12/31/2015		748,807	38,013	1.87	11.734460	(5.78)		3.91	22.067720	(2.86)		0.85
12/31/2014		619,285	30,512	1.09	12.454771	(3.61)		3.91	22.716419	(0.61)		0.85
12/31/2013		528,458	25,919	1.13	12.920911	14.41		3.91	22.856352	17.97		0.85
JNL/Invesco International Growth Fund - Class I
12/31/2017	+	152	4	0.00	34.123717	3.94	‡	0.45	34.132612	3.96	‡	0.35
JNL/Invesco Mid Cap Value Fund - Class A
12/31/2017		363,733	11,975	1.21	19.429901	5.77		3.70	38.103609	9.41		0.30
12/31/2016		340,612	12,195	0.44	18.370313	11.19		3.70	34.826250	8.53	‡	0.30
12/31/2015		276,598	11,290	0.33	16.520823	(12.38)		3.70	26.719638	(9.98)		1.00
12/31/2014		311,143	11,428	0.22	18.854467	5.29		3.70	29.683007	8.16		1.00
12/31/2013		259,709	10,304	0.19	17.907494	26.15		3.70	27.442472	29.60		1.00
JNL/Invesco Mid Cap Value Fund - Class I
12/31/2017	+	32	1	0.00	41.729218	7.55	‡	0.45	41.740268	7.58	‡	0.35
JNL/Invesco Small Cap Growth Fund - Class A
12/31/2017		1,554,187	45,710	0.00	18.561261	13.92	‡	5.10	42.360550	23.28	‡	0.00
12/31/2016		1,132,274	41,280	0.00	19.901334	7.67		3.51	32.392832	3.16	‡	0.30
12/31/2015		935,307	37,628	0.00	18.483324	(5.18)		3.51	26.947917	(2.63)		0.85
12/31/2014		608,506	23,795	0.00	19.493406	4.27		3.51	27.674511	7.08		0.85
12/31/2013		475,736	19,910	0.13	18.695987	34.87		3.51	25.845666	38.51		0.85

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/Invesco Diversified Dividend Fund - Class I - September 25, 2017; JNL/Invesco International Growth Fund - Class I - September 25, 2017; JNL/Invesco Mid Cap Value Fund - Class I - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.
129

Jackson National Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/Invesco Small Cap Growth Fund - Class I
12/31/2017	+	161	4	0.00	43.718423	8.50	‡	0.45	43.729731	8.53	‡	0.35
JNL/JPMorgan MidCap Growth Fund - Class A
12/31/2017		1,382,978	26,613	0.00	31.495533	24.83		3.61	71.299298	26.00	‡	0.00
12/31/2016		915,469	22,632	0.00	25.231671	(3.04)		3.61	51.644254	(0.24)	‡	0.30
12/31/2015		1,069,598	26,422	0.00	26.022254	(0.64)		3.61	45.994689	2.14		0.85
12/31/2014		740,281	18,804	0.00	26.190385	7.25		3.61	45.031588	10.25		0.85
12/31/2013		519,827	14,679	0.19	24.419652	37.00		3.61	40.843937	40.83		0.85
JNL/JPMorgan MidCap Growth Fund - Class I
12/31/2017	+	156	2	0.00	73.907952	7.49	‡	0.45	73.927159	7.51	‡	0.35
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A
12/31/2017		782,289	37,140	2.57	12.305260	(1.26)		3.75	28.753429	2.43	‡	0.00
12/31/2016		901,339	43,536	1.89	12.461732	(2.28)		3.75	26.291282	(2.99)	‡	0.30
12/31/2015		761,725	37,238	2.33	12.752198	(3.24)		3.75	23.200168	(0.39)		0.85
12/31/2014		633,096	30,951	3.27	13.179311	1.52		3.75	23.291806	0.30	‡	0.85
12/31/2013		544,463	27,676	3.09	12.981881	(7.07)		3.75	21.674062	(4.47)		1.00
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I
12/31/2017	+	—	—	0.00	30.014664	(0.26)	‡	0.45	30.022480	(0.24)	‡	0.35
JNL/Lazard Emerging Markets Fund - Class A
12/31/2017		446,071	29,158	1.26	11.681697	24.05		3.61	17.797685	25.27	‡	0.00
12/31/2016		385,021	32,100	2.23	9.416799	15.06		3.61	12.639723	18.27		0.85
12/31/2015		361,719	35,630	2.97	8.184092	(21.57)		3.61	10.686859	(19.38)		0.85
12/31/2014		492,895	39,087	1.62	10.435151	(8.62)		3.61	13.255328	(6.06)		0.85
12/31/2013		592,311	44,012	1.37	11.419062	(4.60)		3.61	14.110266	(1.93)		0.85
JNL/Lazard Emerging Markets Fund - Class I
12/31/2017	+	118	6	0.00	18.202545	6.25	‡	0.45	18.207279	6.28	‡	0.35
JNL/Lazard International Strategic Equity Fund - Class A
12/31/2017		53,601	3,862	2.24	13.706686	26.70		1.25	14.531353	25.91	‡	0.00
12/31/2016		41,512	3,802	1.24	10.818386	(6.30)		1.25	10.979083	(5.93)		0.85
12/31/2015		43,939	3,781	1.05	11.546103	3.11		1.25	11.670957	3.53		0.85
12/31/2014		14,613	1,300	0.00	11.197435	(2.65)		1.25	11.273334	(2.26)		0.85
12/31/2013	+	3,438	298	0.00	11.501897	12.70	‡	1.25	11.533634	17.39	‡	0.85

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/Invesco Small Cap Growth Fund - Class I - September 25, 2017; JNL/JPMorgan MidCap Growth Fund - Class I - September 25, 2017; JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I - September 25, 2017; JNL/Lazard Emerging Markets Fund - Class I - September 25, 2017; JNL/Lazard International Strategic Equity Fund - Class A - April 29, 2013.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.
130

Jackson National Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/Lazard International Strategic Equity Fund - Class I
12/31/2017	+	48	4	0.00	13.294419	7.30	‡	0.45	13.297879	7.33	‡	0.35
JNL/MC 10 x 10 Fund - Class A
12/31/2017		453,059	28,792	0.00	13.104195	12.63		3.15	18.327138	13.08	‡	0.00
12/31/2016		392,562	28,627	0.00	11.634742	8.59		3.15	15.319577	3.75	‡	0.30
12/31/2015		370,036	29,809	1.96	10.714122	(5.29)		3.15	12.792888	(3.33)		1.10
12/31/2014		393,769	30,580	1.81	11.312659	4.91		3.15	13.234120	7.07		1.10
12/31/2013		352,151	29,211	2.10	10.783580	23.75		3.15	12.359803	26.30		1.10
JNL/MC Bond Index Fund - Class A
12/31/2017		826,792	56,864	1.95	9.682069	(0.92)		3.91	18.070868	2.93	‡	0.00
12/31/2016		814,434	57,253	0.81	9.772151	(1.98)		3.91	16.773296	(2.97)	‡	0.30
12/31/2015		728,111	51,662	2.00	9.969555	(3.95)		3.91	15.284690	(0.97)		0.85
12/31/2014		652,067	45,782	3.40	10.379965	1.56		3.91	15.434299	4.72		0.85
12/31/2013		526,103	38,624	2.02	10.220022	(6.46)		3.91	14.738494	(3.55)		0.85
JNL/MC Bond Index Fund - Class I
12/31/2017	+	322	17	0.00	18.631666	(0.12)	‡	0.45	18.636516	(0.09)	‡	0.35
JNL/MC Consumer Discretionary Sector Fund - Class A
12/31/2017		1,037,838	35,184	1.16	19.548943	17.78		3.61	38.124325	18.85	‡	0.00
12/31/2016		836,751	34,302	0.67	16.597368	2.40		3.61	29.630004	3.46	‡	0.30
12/31/2015		908,533	39,282	0.52	16.208037	2.14		3.61	25.561978	5.00		0.85
12/31/2014		517,690	23,443	0.56	15.868311	6.88		3.61	24.344867	9.87		0.85
12/31/2013		494,514	24,591	0.71	14.846381	36.10		3.61	22.156954	39.91		0.85
JNL/MC Consumer Discretionary Sector Fund - Class I
12/31/2017	+	1	0	0.00	39.536034	9.97	‡	0.45	39.554770	10.02	‡	0.35
JNL/MC Consumer Staples Sector Fund - Class A
12/31/2017	+	7,203	681	0.00	10.547344	5.00	‡	2.30	10.610004	6.10	‡	0.00

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/Lazard International Strategic Equity Fund - Class I - September 25, 2017; JNL/MC Bond Index Fund - Class I - September 25, 2017; JNL/MC Consumer Discretionary Sector Fund - Class I - September 25, 2017; JNL/MC Consumer Staples Sector Fund - Class A - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.
131

Jackson National Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/MC Consumer Staples Sector Fund - Class I
12/31/2017	+	47	4	0.00	10.607561	6.08	‡	0.45	10.610329	6.10	‡	0.35
JNL/MC DowSM Index Fund - Class A
12/31/2017		822,912	38,822	0.00	13.203588	22.65		4.00	27.659956	21.90	‡	0.00
12/31/2016		557,994	33,282	0.00	10.765243	11.29		4.00	20.564025	8.21	‡	0.30
12/31/2015		495,120	33,833	0.00	9.673063	(4.53)		4.00	15.865620	(1.63)		1.00
12/31/2014		580,636	38,977	0.00	10.132420	5.49		4.00	16.127848	8.70		1.00
12/31/2013		584,282	42,547	0.00	9.605048	25.40		4.00	14.836565	29.22		1.00
JNL/MC DowSM Index Fund - Class I
12/31/2017	+	16	1	0.00	27.658032	11.30	‡	0.45	27.664789	11.33	‡	0.35
JNL/MC Emerging Markets Index Fund - Class A
12/31/2017		1,271,614	111,041	1.02	10.076623	31.56		3.41	12.506287	30.86	‡	0.00
12/31/2016		676,628	79,432	1.97	7.659333	6.41		3.41	9.042587	(5.58)	‡	0.30
12/31/2015		472,166	60,211	1.60	7.198031	(18.13)		3.41	8.043725	(16.01)		0.85
12/31/2014		476,725	50,803	1.17	8.792418	(6.92)		3.41	9.577086	(4.50)	‡	0.85
12/31/2013		384,617	38,940	0.83	9.445726	(7.37)		3.41	9.993648	(5.11)		1.00
JNL/MC Emerging Markets Index Fund - Class I
12/31/2017	+	204	16	0.00	12.650658	6.73	‡	0.45	12.653856	6.76	‡	0.35
JNL/MC Energy Sector Fund - Class A
12/31/2017		1,404,919	42,347	2.07	20.835213	(6.65)		3.91	42.944855	(1.87)	‡	0.00
12/31/2016		1,739,027	50,519	2.02	22.319552	22.35		3.91	41.986868	11.12	‡	0.30
12/31/2015		1,103,030	40,317	1.58	18.242552	(26.20)		3.91	30.226284	(23.91)		0.85
12/31/2014		1,140,786	31,703	1.19	24.719171	(13.79)		3.91	39.723065	(11.11)		0.85
12/31/2013		1,103,185	27,241	1.24	28.674301	20.54		3.91	44.690102	24.28		0.85
JNL/MC Energy Sector Fund - Class I
12/31/2017	+	6	0	0.00	44.531429	6.63	‡	0.45	44.546049	6.67	‡	0.35

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/MC Consumer Staples Sector Fund - Class I - September 25, 2017; JNL/MC DowSM Index Fund - Class I - September 25, 2017; JNL/MC Emerging Markets Index Fund - Class I - September 25, 2017; JNL/MC Energy Sector Fund - Class I - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.
132

Jackson National Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/MC European 30 Fund - Class A
12/31/2017		451,987	27,300	3.11	14.121117	19.98		3.10	18.792194	21.79	‡	0.00
12/31/2016		323,938	23,924	2.90	11.769941	(4.82)		3.10	14.818133	(3.14)	‡	0.30
12/31/2015		433,280	31,079	1.88	12.365901	(4.94)		3.10	14.548004	(2.78)		0.85
12/31/2014		245,362	17,013	1.19	13.007919	(9.38)	‡	3.10	14.963565	(4.22)	‡	0.85
12/31/2013		133,957	8,872	1.59	13.923146	26.68		3.05	15.500268	29.31		1.00
JNL/MC Financial Sector Fund - Class A
12/31/2017		1,359,936	79,895	0.93	11.291418	15.10		3.61	22.017447	19.91	‡	0.00
12/31/2016		1,020,005	70,947	1.51	9.810025	19.71		3.61	17.510665	19.64	‡	0.30
12/31/2015		656,580	56,108	1.14	8.194683	(4.63)		3.61	12.922098	(1.96)		0.85
12/31/2014		556,140	46,590	0.89	8.592294	9.05		3.61	13.180218	12.10		0.85
12/31/2013		438,277	41,209	0.91	7.879192	28.62		3.61	11.757308	16.38	‡	0.85
JNL/MC Financial Sector Fund - Class I
12/31/2017	+	114	5	0.00	22.848631	9.61	‡	0.45	22.855655	9.64	‡	0.35
JNL/MC Healthcare Sector Fund - Class A
12/31/2017		2,741,804	87,828	0.88	20.694007	18.30		3.61	40.357693	20.49	‡	0.00
12/31/2016		2,298,246	89,379	1.75	17.493318	(7.22)		3.61	31.229624	(5.49)	‡	0.30
12/31/2015		2,840,786	105,322	0.45	18.855189	2.80		3.61	29.736982	5.67		0.85
12/31/2014		1,902,635	74,574	0.58	18.342209	20.70		3.61	28.140409	24.08		0.85
12/31/2013		985,262	47,835	0.75	15.196576	35.89		3.61	22.679696	39.70		0.85
JNL/MC Healthcare Sector Fund - Class I
12/31/2017	+	63	1	0.00	41.832857	2.06	‡	0.45	41.845870	2.09	‡	0.35
JNL/MC Index 5 Fund - Class A
12/31/2017		935,514	57,750	0.00	12.782211	11.22		3.61	18.787723	14.40	‡	0.00
12/31/2016		764,417	53,777	0.00	11.492485	7.96		3.61	15.829709	3.76	‡	0.30
12/31/2015		685,602	53,342	1.79	10.645357	(4.96)		3.61	13.524652	(2.30)		0.85
12/31/2014		681,568	51,594	1.39	11.201085	1.57		3.61	13.843271	1.80	‡	0.85
12/31/2013		648,975	51,033	1.56	11.028228	19.36		3.61	13.039753	22.39		1.10
JNL/MC Industrials Sector Fund - Class A
12/31/2017	+	16,384	1,541	0.00	10.603694	4.34	‡	2.40	10.670019	6.70	‡	0.00

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/MC Financial Sector Fund - Class I - September 25, 2017; JNL/MC Healthcare Sector Fund - Class I - September 25, 2017; JNL/MC Industrials Sector Fund - Class A - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.
133

Jackson National Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/MC Industrials Sector Fund - Class I
12/31/2017	+	60	6	0.00	10.657500	6.58	‡	0.45	10.660285	6.60	‡	0.35
JNL/MC Information Technology Sector Fund - Class A
12/31/2017		2,167,490	124,747	0.63	11.323414	31.36		3.71	22.493094	31.96	‡	0.00
12/31/2016		1,334,907	103,703	0.71	8.620020	9.18		3.71	15.658874	1.61	‡	0.30
12/31/2015		1,172,350	102,218	0.62	7.895201	0.61		3.71	12.657680	3.52		0.85
12/31/2014		902,611	81,458	0.69	7.847701	16.22		3.71	12.226761	19.59		0.85
12/31/2013		561,854	60,592	0.72	6.752509	21.59		3.71	10.223802	25.11		0.85
JNL/MC Information Technology Sector Fund - Class I
12/31/2017	+	253	11	0.00	23.326201	10.98	‡	0.45	23.332251	11.01	‡	0.35
JNL/MC International Index Fund - Class A
12/31/2017		1,588,376	76,440	3.00	13.876937	20.27		3.90	25.833622	21.43	‡	0.00
12/31/2016		1,094,403	65,109	0.26	11.538236	(3.04)		3.90	19.756656	(1.60)	‡	0.30
12/31/2015		1,004,071	59,596	2.28	11.899766	(4.86)		3.90	18.202433	(1.92)		0.85
12/31/2014		856,845	49,801	3.45	12.508248	(9.67)		3.90	18.559336	(6.88)		0.85
12/31/2013		730,995	39,549	2.62	13.847698	16.79		3.90	19.930514	15.30	‡	0.85
JNL/MC International Index Fund - Class I
12/31/2017	+	657	25	0.00	26.664027	4.66	‡	0.45	26.670970	4.69	‡	0.35
JNL/MC JNL 5 Fund - Class A
12/31/2017		3,269,999	150,696	2.16	15.684916	10.38	‡	3.90	26.292066	13.44	‡	0.00
12/31/2016		2,748,415	146,108	2.47	14.305005	8.12		3.70	21.675909	3.91	‡	0.30
12/31/2015		2,829,536	166,512	2.61	13.230606	(6.53)		3.70	17.912469	(3.98)		1.00
12/31/2014		2,985,710	168,381	2.04	14.155449	7.29		3.70	18.655036	10.22		1.00
12/31/2013		3,120,294	193,764	2.59	13.194238	26.91		3.70	16.925899	30.37		1.00
JNL/MC JNL 5 Fund - Class I
12/31/2017	+	587	22	0.00	26.966479	7.06	‡	0.45	26.973511	7.09	‡	0.35

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/MC Industrials Sector Fund - Class I - September 25, 2017; JNL/MC Information Technology Sector Fund - Class I - September 25, 2017; JNL/MC International Index Fund - Class I - September 25, 2017; JNL/MC JNL 5 Fund - Class I - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.
134

Jackson National Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/MC Materials Sector Fund - Class A
12/31/2017	+	42,284	3,973	0.00	10.610714	2.94	‡	2.50	10.680001	6.80	‡	0.00
JNL/MC Materials Sector Fund - Class I
12/31/2017	+	—	—	0.00	10.667499	6.67	‡	0.45	10.670278	6.70	‡	0.35
JNL/MC MSCI KLD 400 Social Index Fund - Class A
12/31/2017	+	15,103	1,347	1.00	11.123434	9.15	‡	2.30	11.298988	10.13	‡	0.00
JNL/MC MSCI KLD 400 Social Index Fund - Class I
12/31/2017	+	—	—	0.00	11.285952	6.67	‡	0.45	11.288895	6.70	‡	0.35
JNL/MC MSCI World Index Fund - Class A
12/31/2017		367,752	16,856	0.00	13.623687	16.50		4.00	28.540000	15.69	‡	0.00
12/31/2016		337,726	18,554	0.00	11.694253	2.77		4.00	22.338587	(1.30)	‡	0.30
12/31/2015		353,707	20,520	0.00	11.379184	(11.85)		4.00	18.663848	(9.17)		1.00
12/31/2014		382,908	20,132	0.00	12.909036	6.51		4.00	20.547277	9.76		1.00
12/31/2013		412,420	23,806	0.00	12.119740	8.86		4.00	18.720798	12.17		1.00
JNL/MC MSCI World Index Fund - Class I
12/31/2017	+	25	1	0.00	28.556427	6.28	‡	0.45	28.563972	6.30	‡	0.35
JNL/MC Nasdaq 100 Index Fund - Class A
12/31/2017		2,063,606	68,077	0.34	22.561943	27.42		3.61	36.384122	26.92	‡	0.00
12/31/2016		1,068,389	46,081	1.08	17.706638	4.12		3.61	26.553733	0.27	‡	0.30
12/31/2015		836,207	38,563	0.54	17.006091	(2.16)		3.61	23.192824	0.58		0.85
12/31/2014		750,348	34,745	0.22	17.382007	14.24		3.61	23.060138	17.43		0.85
12/31/2013		385,253	20,892	0.88	15.215740	36.10		3.61	19.636662	39.91		0.85

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/MC Materials Sector Fund - Class A - September 25, 2017; JNL/MC Materials Sector Fund - Class I - September 25, 2017; JNL/MC MSCI KLD 400 Social Index Fund - Class A - April 24, 2017; JNL/MC MSCI KLD 400 Social Index Fund - Class I - September 25, 2017; JNL/MC MSCI World Index Fund - Class I - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.
135

Jackson National Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/MC Nasdaq 100 Index Fund - Class I
12/31/2017	+	268	9	0.00	29.081685	9.15	‡	0.45	29.089279	9.18	‡	0.35
JNL/MC Pacific Rim 30 Fund - Class A
12/31/2017		295,472	13,737	3.33	18.383350	19.54		3.06	24.383454	20.15	‡	0.00
12/31/2016		208,586	11,828	1.95	15.379017	6.31		3.06	19.304291	2.43	‡	0.30
12/31/2015		219,873	13,507	2.27	14.466271	1.80		3.06	16.974553	4.08		0.85
12/31/2014		115,034	7,314	2.54	14.209829	0.10		3.06	16.309187	2.34		0.85
12/31/2013		91,439	5,929	3.93	14.195485	9.26		3.06	15.936592	(3.10)	‡	0.85
JNL/MC Real Estate Sector Fund - Class A
12/31/2017	+	5,314	521	0.00	10.178315	1.15	‡	1.95	10.229999	2.30	‡	0.00
JNL/MC Real Estate Sector Fund - Class I
12/31/2017	+	74	7	0.00	10.227994	2.28	‡	0.45	10.230676	2.31	‡	0.35
JNL/MC S&P 1500 Growth Index Fund - Class A
12/31/2017	+	16,352	1,528	0.00	10.673262	2.32	‡	2.40	10.740000	7.40	‡	0.00
JNL/MC S&P 1500 Growth Index Fund - Class I
12/31/2017	+	9	1	0.00	10.727228	7.27	‡	0.45	10.730220	7.30	‡	0.35
JNL/MC S&P 1500 Value Index Fund - Class A
12/31/2017	+	5,582	523	0.00	10.636275	4.57	‡	2.30	10.700000	7.00	‡	0.00

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/MC Nasdaq 100 Index Fund - Class I - September 25, 2017; JNL/MC Real Estate Sector Fund - Class A - September 25, 2017; JNL/MC Real Estate Sector Fund - Class I - September 25, 2017; JNL/MC S&P 1500 Growth Index Fund - Class A - September 25, 2017; JNL/MC S&P 1500 Growth Index Fund - Class I - September 25, 2017; JNL/MC S&P 1500 Value Index Fund - Class A - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.
136

Jackson National Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/MC S&P 1500 Value Index Fund - Class I
12/31/2017	+	12	1	0.00	10.677694	6.78	‡	0.45	10.680265	6.80	‡	0.35
JNL/MC S&P 24 Fund - Class A
12/31/2017	#	—	—	1.41	12.016950	1.10		3.26	16.630574	2.02		0.30
12/31/2016		523,521	36,372	1.05	11.886293	(0.49)		3.26	16.301024	1.09	‡	0.30
12/31/2015		583,190	41,102	1.41	11.944621	(11.24)		3.26	15.081345	(9.21)	‡	0.85
12/31/2014		340,688	21,742	0.72	13.456611	1.81		3.26	16.369538	4.13		1.00
12/31/2013		391,820	25,979	1.87	13.217836	36.00		3.26	15.719755	39.11		1.00
JNL/MC S&P 400 MidCap Index Fund - Class A
12/31/2017		2,658,629	76,477	0.96	23.223487	11.26		3.90	43.233373	14.60	‡	0.00
12/31/2016		2,217,324	73,174	0.18	20.872974	15.55		3.90	35.740359	7.74	‡	0.30
12/31/2015		1,500,007	58,797	0.93	18.064539	(6.40)		3.90	27.632446	(3.51)		0.85
12/31/2014		1,279,352	48,284	0.94	19.300451	5.06		3.90	28.637481	8.31		0.85
12/31/2013		1,090,084	44,573	0.86	18.371028	27.91		3.90	26.440862	31.87		0.85
JNL/MC S&P 400 MidCap Index Fund - Class I
12/31/2017	+	470	11	0.00	44.465052	7.59	‡	0.45	44.476455	7.62	‡	0.35
JNL/MC S&P 500 Index Fund - Class A
12/31/2017		6,699,233	282,715	1.40	15.810768	16.55		3.90	29.433639	19.37	‡	0.00
12/31/2016		4,756,967	240,596	0.13	13.566007	7.13		3.90	23.228885	3.91	‡	0.30
12/31/2015		3,706,170	206,598	1.49	12.663717	(2.98)		3.90	19.371004	0.02		0.85
12/31/2014		3,229,425	179,675	1.33	13.052758	8.75		3.90	19.367270	12.11		0.85
12/31/2013		2,360,165	146,683	1.46	12.002518	26.61		3.90	17.274803	30.52		0.85
JNL/MC S&P SMid 60 Fund - Class A
12/31/2017		550,343	28,245	0.61	15.364910	(5.67)		3.61	22.583793	(1.90)	‡	0.00
12/31/2016		780,959	38,793	0.98	16.288826	29.65		3.61	22.436175	20.21	‡	0.30
12/31/2015		315,208	20,761	2.38	12.564055	(8.42)		3.61	15.962302	(5.86)		0.85
12/31/2014		392,884	24,281	0.62	13.719307	(0.17)		3.61	16.955507	2.62	‡	0.85
12/31/2013		327,593	20,715	1.74	13.742661	32.04		3.61	16.358028	35.53		1.00
JNL/MC S&P SMid 60 Fund - Class I
12/31/2017	+	27	1	0.00	23.009890	5.28	‡	0.45	23.015644	5.31	‡	0.35

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/MC S&P 1500 Value Index Fund - Class I - September 25, 2017; JNL/MC S&P 400 MidCap Index Fund - Class I - September 25, 2017; JNL/MC S&P SMid 60 Fund - Class I - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
#
The period is from January 1, 2017 through April 24, 2017 the date the Fund was acquired. The respective acquisitions can be found in Note 1 in the Notes to Financial Statements. Unit values disclosed are as of April 21, 2017.

‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.
137

Jackson National Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/MC Small Cap Index Fund - Class A
12/31/2017		1,942,541	64,309	0.82	20.166414	8.53		3.90	37.542378	14.20	‡	0.00
12/31/2016		1,732,506	64,199	0.51	18.580849	21.07		3.90	31.815633	11.44	‡	0.30
12/31/2015		1,176,866	54,213	0.59	15.346861	(8.21)		3.90	23.475323	(5.37)		0.85
12/31/2014		1,179,021	51,331	1.01	16.718627	0.65		3.90	24.806629	3.77		0.85
12/31/2013		1,167,462	52,683	1.26	16.610102	33.15		3.90	23.906412	37.26		0.85
JNL/MC Small Cap Index Fund - Class I
12/31/2017	+	369	10	0.00	38.640380	7.03	‡	0.45	38.650391	7.06	‡	0.35
JNL/MC Telecommunications Sector Fund - Class A
12/31/2017		107,133	10,734	3.27	6.461274	(0.23)		3.71	12.834681	2.12	‡	0.00
12/31/2016		129,579	13,290	2.72	6.475947	19.07		3.71	10.682619	22.51		0.85
12/31/2015		104,278	13,219	3.44	5.438960	(1.01)		3.71	8.719715	1.86		0.85
12/31/2014		122,345	15,792	2.64	5.494634	1.68		3.71	8.560585	4.63		0.85
12/31/2013		127,354	17,197	2.28	5.403797	16.61		3.71	8.181687	14.72	‡	0.85
JNL/MC Telecommunications Sector Fund - Class I
12/31/2017	+	3	0	0.00	13.312877	(0.63)	‡	0.45	13.316376	(0.60)	‡	0.35
JNL/MC Utilities Sector Fund - Class A
12/31/2017		76,456	5,371	2.40	14.097179	10.23		1.25	14.944267	11.62	‡	0.00
12/31/2016		71,848	5,575	1.95	12.788497	15.36		1.25	12.977718	15.82		0.85
12/31/2015		40,435	3,629	1.26	11.085421	(6.58)		1.25	11.204657	(6.21)		0.85
12/31/2014		43,476	3,654	0.00	11.866305	24.63		1.25	11.946061	18.24	‡	0.85
12/31/2013	+	2,976	312	4.57	9.520999	(5.07)	‡	1.25	9.537077	(4.63)	‡	1.00
JNL/MC Utilities Sector Fund - Class I
12/31/2017	+	22	2	0.00	13.185701	(0.78)	‡	0.45	13.189151	(0.76)	‡	0.35
JNL/MFS Mid Cap Value Fund - Class A
12/31/2017		774,964	33,544	1.26	16.860164	8.70		3.91	26.631732	12.68		0.30
12/31/2016		712,755	34,454	0.00	15.510789	9.24		3.91	23.633876	6.69	‡	0.30
12/31/2015		655,102	35,545	0.55	14.198801	(12.45)		3.91	19.367092	(9.86)		1.00
12/31/2014		718,036	35,055	0.80	16.217712	8.80		3.91	21.486406	12.01		1.00
12/31/2013		553,903	30,170	0.40	14.906547	27.64		3.91	19.182812	31.41		1.00

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/MC Small Cap Index Fund - Class I - September 25, 2017; JNL/MC Telecommunications Sector Fund - Class I - September 25, 2017; JNL/MC Utilities Sector Fund - Class A - April 29, 2013; JNL/MC Utilities Sector Fund - Class I - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.
138

Jackson National Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/MFS Mid Cap Value Fund - Class I
12/31/2017	+	160	6	0.00	28.378815	5.69	‡	0.45	28.386195	5.71	‡	0.35
JNL/MMRS Conservative Fund - Class A
12/31/2017		360,614	31,743	0.00	11.280289	9.42		1.25	11.810002	9.76	‡	0.00
12/31/2016		379,283	36,605	0.00	10.309581	2.71		1.25	10.420446	3.12		0.85
12/31/2015		445,451	44,243	0.00	10.037407	(3.50)		1.25	10.104944	(3.11)		0.85
12/31/2014	+	24,944	2,395	0.00	10.401640	3.43	‡	1.25	10.429832	2.34	‡	0.85
JNL/MMRS Growth Fund - Class A
12/31/2017		47,973	4,061	0.00	11.719404	19.86		1.25	12.270000	19.13	‡	0.00
12/31/2016		45,130	4,588	0.00	9.777466	1.37		1.25	9.882807	1.77		0.85
12/31/2015		51,577	5,328	0.00	9.645517	(6.82)		1.25	9.710614	(6.45)		0.85
12/31/2014	+	17,561	1,694	0.00	10.351860	2.96	‡	1.25	10.380118	(0.65)	‡	0.85
JNL/MMRS Moderate Fund - Class A
12/31/2017		183,701	16,046	0.00	11.356706	14.12		1.25	11.890000	14.11	‡	0.00
12/31/2016		181,444	18,131	0.00	9.951751	1.83		1.25	10.058753	2.24		0.85
12/31/2015		206,681	21,078	0.00	9.773005	(5.77)		1.25	9.838774	(5.40)		0.85
12/31/2014	+	44,029	4,240	0.00	10.371888	3.41	‡	1.25	10.400011	1.74	‡	0.85
JNL/Morgan Stanley Mid Cap Growth Fund - Class A
12/31/2017	#	—	—	0.00	11.378217	12.81		2.95	12.982225	13.74		0.30
12/31/2016		102,228	9,440	0.00	10.085764	(10.68)		2.95	11.414354	(9.08)	‡	0.30
12/31/2015		102,045	8,554	0.00	11.291354	(7.10)		2.95	12.085179	(5.37)		1.10
12/31/2014		84,870	6,711	0.00	12.154486	(3.29)		2.95	12.770519	(1.49)		1.10
12/31/2013		59,316	4,608	0.00	12.568236	12.43	‡	2.95	12.963200	36.22		1.10
JNL/Neuberger Berman Currency Fund - Class A
12/31/2017		11,370	1,144	0.00	9.825114	0.99		1.25	10.498059	2.04	‡	0.00
12/31/2016		13,663	1,391	2.28	9.729055	(2.82)		1.25	9.897860	(2.43)		0.85
12/31/2015		12,350	1,226	1.73	10.011504	0.62		1.25	10.144651	1.03		0.85
12/31/2014		14,461	1,448	0.00	9.949394	2.08		1.25	10.041467	2.49		0.85
12/31/2013		10,984	1,124	1.40	9.746359	(3.13)		1.25	9.797282	(2.74)		0.85
JNL/Neuberger Berman Currency Fund - Class I
12/31/2017	+	2	0	0.00	9.978376	(0.12)	‡	0.45	9.980906	(0.09)	‡	0.35

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/MFS Mid Cap Value Fund - Class I - September 25, 2017; JNL/MMRS Conservative Fund - Class A - April 28, 2014; JNL/MMRS Growth Fund - Class A - April 28, 2014; JNL/MMRS Moderate Fund - Class A - April 28, 2014; JNL/Neuberger Berman Currency Fund - Class I - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
#
The period is from January 1, 2017 through April 24, 2017 the date the Fund was acquired. The respective acquisitions can be found in Note 1 in the Notes to Financial Statements. Unit values disclosed are as of April 21, 2017.

‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.
139

Jackson National Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund - Class A
12/31/2017		14,331	2,154	18.79	6.595291	5.07		1.25	6.904902	3.52	‡	0.00
12/31/2016		12,031	1,905	0.00	6.276762	10.51		1.25	6.344151	10.95		0.85
12/31/2015		5,281	926	0.00	5.679797	(26.00)		1.25	5.717924	(25.70)		0.85
12/31/2014	+	3,124	407	0.00	7.674929	(23.25)	‡	1.25	7.695611	(23.15)	‡	0.85
JNL/Neuberger Berman Strategic Income Fund - Class A
12/31/2017		632,065	55,475	3.07	10.231264	(0.02)	‡	3.30	12.335939	6.27	‡	0.00
12/31/2016		498,915	46,194	3.44	10.020290	2.74		3.05	11.393375	(1.35)	‡	0.30
12/31/2015		400,063	38,705	1.44	9.752914	(4.20)		3.05	10.476995	(2.32)		1.10
12/31/2014		333,743	31,464	1.06	10.180932	0.26	‡	3.05	10.725547	3.75		1.10
12/31/2013		133,549	13,007	0.19	10.031476	0.91	‡	2.90	10.338020	(1.19)		1.10
JNL/Neuberger Berman Strategic Income Fund - Class I
12/31/2017	+	68	5	0.00	12.472041	0.70	‡	0.45	12.475291	0.72	‡	0.35
JNL/Nicholas Convertible Arbitrage Fund - Class A
12/31/2017		74,883	7,199	3.87	10.268005	3.65		1.25	11.052845	4.43	‡	0.00
12/31/2016		85,904	8,583	0.46	9.906559	2.18		1.25	10.102176	2.59		0.85
12/31/2015		101,148	10,352	1.18	9.695177	(4.16)		1.25	9.847269	(3.78)		0.85
12/31/2014		64,332	6,324	0.88	10.116505	(2.30)		1.25	10.234182	(1.91)		0.85
12/31/2013		40,484	3,897	0.01	10.354623	2.06		1.25	10.433262	2.47		0.85
JNL/Nicholas Convertible Arbitrage Fund - Class I
12/31/2017	+	6	1	0.00	10.118084	0.48	‡	0.45	10.120777	0.50	‡	0.35
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A
12/31/2017		36,376	3,130	0.09	11.545623	39.53		1.25	11.938030	36.59	‡	0.00
12/31/2016		8,932	1,075	0.00	8.274758	(1.70)		1.25	8.330431	(1.31)		0.85
12/31/2015	+	4,549	539	0.00	8.418210	(15.73)	‡	1.25	8.441115	(12.77)	‡	0.85
JNL/Oppenheimer Global Growth Fund - Class A
12/31/2017		1,818,557	71,396	0.81	17.715886	31.34		3.61	31.013918	1.73	‡	0.25
12/31/2016		1,201,731	63,487	0.64	13.488974	(3.44)		3.61	22.660736	(0.26)	‡	0.30
12/31/2015		939,327	49,191	0.91	13.969379	0.12		3.61	20.487899	2.77		1.00
12/31/2014		693,161	37,217	0.59	13.952717	(1.71)		3.61	19.936239	0.89		1.00
12/31/2013		601,435	32,482	1.04	14.194996	21.76		3.61	19.759860	24.98		1.00

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund - Class A - April 28, 2014; JNL/Neuberger Berman Strategic Income Fund - Class I - September 25, 2017; JNL/Nicholas Convertible Arbitrage Fund - Class I - September 25, 2017; JNL/Oppenheimer Emerging Markets Innovator Fund - Class A - April 27, 2015.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.
140

Jackson National Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/Oppenheimer Global Growth Fund - Class I
12/31/2017	+	188	6	0.00	33.409318	8.87	‡	0.45	33.418008	8.90	‡	0.35
JNL/PIMCO Credit Income Fund - Class A
12/31/2017		287,431	24,394	2.14	10.467145	(0.11)	‡	3.30	12.716541	6.50	‡	0.00
12/31/2016		185,995	16,679	1.31	10.362318	3.39		2.80	11.742678	(2.79)	‡	0.25
12/31/2015		59,545	5,569	2.46	10.022226	(0.16)	‡	2.80	10.814533	(1.78)		0.85
12/31/2014		34,347	3,138	0.05	10.884088	6.28		1.25	11.011005	6.70		0.85
12/31/2013		19,395	1,887	1.86	10.241245	(2.92)		1.25	10.319305	(2.53)		0.85
JNL/PIMCO Credit Income Fund - Class I
12/31/2017	+	42	4	0.00	11.706338	0.23	‡	0.45	11.709333	0.25	‡	0.35
JNL/PIMCO Income Fund - Class A
12/31/2017	+	128,040	12,760	0.00	10.007424	0.08	‡	2.40	10.069997	0.70	‡	0.00
JNL/PIMCO Income Fund - Class I
12/31/2017	+	524	52	0.00	10.068192	0.68	‡	0.45	10.070825	0.71	‡	0.35
JNL/PIMCO Real Return Fund - Class A
12/31/2017		1,114,819	80,744	0.00	10.847955	(0.54)		3.61	16.108966	2.47	‡	0.00
12/31/2016		1,134,262	83,789	5.93	10.906571	1.45		3.61	15.164453	(1.30)	‡	0.30
12/31/2015		1,111,946	85,311	3.56	10.750670	(6.54)		3.61	13.765953	(3.92)		0.85
12/31/2014		1,317,828	96,758	0.70	11.503020	(0.37)		3.61	14.328320	2.42		0.85
12/31/2013		1,358,822	101,678	1.15	11.545747	(12.35)		3.61	13.990021	(9.90)		0.85
JNL/PIMCO Real Return Fund - Class I
12/31/2017	+	92	6	0.00	16.470528	0.38	‡	0.45	16.474817	0.41	‡	0.35

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/Oppenheimer Global Growth Fund - Class I - September 25, 2017; JNL/PIMCO Credit Income Fund - Class I - September 25, 2017; JNL/PIMCO Income Fund - Class A - September 25, 2017; JNL/PIMCO Income Fund - Class I - September 25, 2017; JNL/PIMCO Real Return Fund - Class I - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.
141

Jackson National Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/PPM America Floating Rate Income Fund - Class A
12/31/2017		1,362,837	118,852	3.24	10.153435	(0.22)		3.11	12.619079	2.54	‡	0.00
12/31/2016		1,282,976	113,730	4.44	10.175792	6.08		3.11	12.042514	2.25	‡	0.30
12/31/2015		1,180,389	113,074	3.88	9.592890	(4.30)		3.11	10.738975	(2.12)		0.85
12/31/2014		1,190,883	111,124	2.34	10.024199	(2.86)		3.11	10.971037	(0.63)		0.85
12/31/2013		1,077,933	99,528	2.27	10.318816	1.12		3.11	11.041085	3.43		0.85
JNL/PPM America Floating Rate Income Fund - Class I
12/31/2017	+	105	10	0.00	10.537650	0.84	‡	0.45	10.540387	0.86	‡	0.35
JNL/PPM America High Yield Bond Fund - Class A
12/31/2017		1,640,330	74,596	5.76	14.199066	3.69		3.61	29.053204	6.23	‡	0.00
12/31/2016		1,627,384	78,947	0.18	13.694017	12.89		3.61	25.547388	3.38	‡	0.30
12/31/2015		1,359,848	76,517	5.73	12.130227	(10.19)		3.61	19.845798	(7.67)		0.85
12/31/2014		1,605,817	83,318	5.53	13.506244	(3.42)		3.61	21.495467	(0.72)		0.85
12/31/2013		1,571,549	81,106	6.30	13.984681	4.36		3.61	21.650988	7.28		0.85
JNL/PPM America High Yield Bond Fund - Class I
12/31/2017	+	150	5	0.00	30.204988	1.29	‡	0.45	30.212873	1.32	‡	0.35
JNL/PPM America Long Short Credit Fund - Class A
12/31/2017		13,902	1,310	3.87	10.497220	2.50		1.25	11.128131	3.09	‡	0.00
12/31/2016		15,725	1,524	10.39	10.241393	9.74		1.25	10.392978	10.18		0.85
12/31/2015		14,027	1,497	3.94	9.331998	(4.94)		1.25	9.432416	(4.55)		0.85
12/31/2014		12,693	1,290	2.20	9.816534	(2.66)		1.25	9.882562	(2.27)		0.85
12/31/2013	+	5,576	552	0.00	10.084594	0.77	‡	1.25	10.111898	4.42	‡	0.85
JNL/PPM America Long Short Credit Fund - Class I
12/31/2017	+	3	0	0.00	8.909874	1.13	‡	0.45	8.911882	1.16	‡	0.35
JNL/PPM America Mid Cap Value Fund - Class A
12/31/2017		611,521	28,967	0.59	16.929312	8.39		3.61	24.069870	11.60	‡	0.00
12/31/2016		666,248	35,150	0.63	15.618365	22.91		3.61	20.866766	14.89	‡	0.30
12/31/2015		290,871	19,267	0.72	12.707547	(11.32)		3.61	15.739741	(8.84)		0.85
12/31/2014		303,240	18,261	0.51	14.330078	6.53		3.61	17.266208	9.51		0.85
12/31/2013		255,733	16,840	0.64	13.451379	36.08		3.61	15.766223	39.89		0.85

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/PPM America Floating Rate Income Fund - Class I - September 25, 2017; JNL/PPM America High Yield Bond Fund - Class I - September 25, 2017; JNL/PPM America Long Short Credit Fund - Class A - April 29, 2013; JNL/PPM America Long Short Credit Fund - Class I - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.
142

Jackson National Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/PPM America Mid Cap Value Fund - Class I
12/31/2017	+	46	2	0.00	24.511093	7.03	‡	0.45	24.517488	7.05	‡	0.35
JNL/PPM America Small Cap Value Fund - Class A
12/31/2017		817,668	36,797	0.34	17.955553	13.02		3.61	24.794557	16.82		0.30
12/31/2016		727,297	37,962	0.06	15.886680	25.94		3.61	21.225337	16.21	‡	0.30
12/31/2015		354,269	23,863	0.60	12.614826	(6.91)		3.61	15.444411	(4.45)		1.00
12/31/2014		199,124	12,753	0.27	13.551685	2.10		3.61	16.163947	4.80		1.00
12/31/2013		189,982	12,722	0.43	13.273272	32.48		3.61	15.423975	35.99		1.00
JNL/PPM America Small Cap Value Fund - Class I
12/31/2017	+	134	5	0.00	26.499344	6.07	‡	0.45	26.506157	6.10	‡	0.35
JNL/PPM America Total Return Fund - Class A
12/31/2017		297,882	17,667	2.27	15.085052	1.66		2.55	18.977948	4.10	‡	0.00
12/31/2016		233,731	14,313	4.76	14.839165	3.03		2.55	17.769031	(1.64)		0.30
12/31/2015	+	45,461	2,905	7.27	14.403283	(2.05)	‡	2.55	16.225774	(0.90)	‡	0.85
JNL/PPM America Total Return Fund - Class I
12/31/2017	+	119	10	0.00	11.945995	0.47	‡	0.45	11.949108	0.50	‡	0.35
JNL/PPM America Value Equity Fund - Class A
12/31/2017		216,681	6,122	1.30	22.184431	10.91		3.61	46.938194	14.63		0.30
12/31/2016		206,321	6,645	1.92	20.002824	17.32		3.61	40.948112	11.76	‡	0.30
12/31/2015		153,098	5,949	0.00	17.050075	(11.94)		3.61	29.221963	(9.61)		1.00
12/31/2014		202,023	7,084	5.03	19.361326	8.51		3.61	32.328263	11.38	‡	1.00
12/31/2013		170,362	6,708	1.31	17.843244	35.26		3.61	28.490768	38.69		1.10
JNL/PPM America Value Equity Fund - Class I
12/31/2017	+	—	—	0.00	52.517661	7.88	‡	0.45	52.531330	7.91	‡	0.35
JNL/Red Rocks Listed Private Equity Fund - Class A
12/31/2017	#	—	—	3.64	15.822098	22.13		3.51	21.671132	22.11	‡	0.00
12/31/2016		417,456	26,799	4.29	12.955150	4.49		3.51	16.127088	7.30		0.85
12/31/2015		453,159	31,138	5.64	12.397971	(3.85)		3.51	15.029441	(1.25)		0.85
12/31/2014		497,609	33,704	6.82	12.893861	(2.85)		3.51	15.220263	(0.23)		0.85
12/31/2013		494,897	33,392	8.93	13.272425	36.78		3.51	15.255852	40.46		0.85

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/PPM America Mid Cap Value Fund - Class I - September 25, 2017; JNL/PPM America Small Cap Value Fund - Class I - September 25, 2017; JNL/PPM America Total Return Fund - Class A - April 27, 2015; JNL/PPM America Total Return Fund - Class I - September 25, 2017; JNL/PPM America Value Equity Fund - Class I - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
#
The period is from January 1, 2017 through September 25, 2017 the date the Fund was acquired. The respective acquisitions can be found in Note 1 in the Notes to Financial Statements. Unit values disclosed are as of September 22, 2017.

‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.
143

Jackson National Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/S&P 4 Fund - Class A
12/31/2017		6,613,163	283,160	0.00	18.614233	11.30		3.61	26.777350	14.21	‡	0.00
12/31/2016		6,640,845	324,245	0.00	16.724988	6.39		3.61	22.687760	2.97	‡	0.25
12/31/2015		5,961,071	317,278	5.26	15.720931	(8.41)		3.61	19.646862	(5.85)		0.85
12/31/2014		4,667,941	233,025	2.34	17.164728	10.34		3.61	20.867215	13.43		0.85
12/31/2013		2,922,386	165,123	0.83	15.555573	38.54		3.61	18.396130	42.42		0.85
JNL/S&P 4 Fund - Class I
12/31/2017	+	826	40	0.00	20.396082	9.01	‡	0.45	20.401406	9.04	‡	0.35
JNL/S&P Competitive Advantage Fund - Class A
12/31/2017		1,019,414	39,757	1.31	20.532986	15.43		3.61	29.539066	17.46	‡	0.00
12/31/2016		1,026,739	47,314	0.99	17.787709	1.96		3.61	24.022892	5.47	‡	0.30
12/31/2015		1,017,895	49,066	0.79	17.446068	(2.40)		3.61	21.803786	0.33		0.85
12/31/2014		768,629	37,055	0.30	17.874961	6.15		3.61	21.731616	13.35	‡	0.85
12/31/2013		616,476	32,284	0.69	16.838644	37.87		3.61	19.734087	41.51		1.00
JNL/S&P Competitive Advantage Fund - Class I
12/31/2017	+	9	0	0.00	30.027293	13.23	‡	0.45	30.035128	13.26	‡	0.35
JNL/S&P Dividend Income & Growth Fund - Class A
12/31/2017		3,380,008	146,995	2.64	18.577935	8.12		3.51	26.459019	11.68	‡	0.00
12/31/2016		3,658,769	176,161	2.58	17.183103	13.68		3.51	22.997104	2.76	‡	0.30
12/31/2015		2,109,657	118,250	2.38	15.114905	(2.79)		3.51	18.738681	(0.17)		0.85
12/31/2014		2,242,010	125,003	1.36	15.548089	9.77		3.51	18.769716	7.26	‡	0.85
12/31/2013		1,781,588	111,465	1.89	14.163602	26.27		3.51	16.498730	29.48		1.00
JNL/S&P Dividend Income & Growth Fund - Class I
12/31/2017	+	202	7	0.00	27.002540	5.89	‡	0.45	27.009556	5.92	‡	0.35
JNL/S&P International 5 Fund - Class A
12/31/2017		43,563	3,376	10.75	12.803061	31.44		1.25	13.340088	28.52	‡	0.00
12/31/2016		23,926	2,444	4.20	9.740329	6.93		1.25	9.829923	7.36		0.85
12/31/2015		20,176	2,209	1.07	9.108667	(3.36)		1.25	9.155837	(2.97)		0.85
12/31/2014	+	2,469	262	0.00	9.425466	(5.92)	‡	1.25	9.436455	(1.26)	‡	0.85

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/S&P 4 Fund - Class I - September 25, 2017; JNL/S&P Competitive Advantage Fund - Class I - September 25, 2017; JNL/S&P Dividend Income & Growth Fund - Class I - September 25, 2017; JNL/S&P International 5 Fund - Class A - September 15, 2014.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.
144

Jackson National Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/S&P International 5 Fund - Class I
12/31/2017	+	—	—	0.00	11.516503	5.46	‡	0.45	11.519506	5.49	‡	0.35
JNL/S&P Intrinsic Value Fund - Class A
12/31/2017		774,041	33,575	2.54	18.438913	14.71		3.61	26.527492	16.16	‡	0.00
12/31/2016		788,429	40,173	2.54	16.073978	1.55		3.61	21.709498	1.01	‡	0.30
12/31/2015		889,029	47,146	1.01	15.828810	(16.90)		3.61	19.783444	(14.57)		0.85
12/31/2014		1,041,965	47,113	0.88	19.046941	13.85		3.61	23.157505	16.41	‡	0.85
12/31/2013		605,777	31,928	1.16	16.729426	44.63		3.61	19.606971	48.46		1.00
JNL/S&P Intrinsic Value Fund - Class I
12/31/2017	+	—	—	0.00	27.160297	9.65	‡	0.45	27.167370	9.68	‡	0.35
JNL/S&P Managed Aggressive Growth Fund - Class A
12/31/2017		2,070,473	79,921	0.00	16.365397	18.73		3.75	32.646273	1.53	‡	0.25
12/31/2016		1,687,676	79,458	0.00	13.783991	2.11		3.75	26.309910	1.21	‡	0.30
12/31/2015		1,664,641	82,113	0.00	13.499307	(3.91)		3.75	21.988401	(1.23)		1.00
12/31/2014		1,593,831	77,401	0.47	14.048148	2.65		3.75	22.261653	5.52		1.00
12/31/2013		1,425,616	72,852	0.72	13.685008	21.14		3.75	21.097901	24.52		1.00
JNL/S&P Managed Aggressive Growth Fund - Class I
12/31/2017	+	54	2	0.00	22.204014	6.29	‡	0.45	22.209763	6.32	‡	0.35
JNL/S&P Managed Conservative Fund - Class A
12/31/2017		1,354,151	93,796	0.00	10.725978	2.98		3.70	16.812445	6.53		0.30
12/31/2016		1,446,989	105,843	0.00	10.415449	1.22		3.70	15.782199	0.32	‡	0.30
12/31/2015		1,389,796	105,546	0.00	10.290203	(5.13)		3.70	13.931217	(2.54)		1.00
12/31/2014		1,508,870	111,332	0.29	10.847182	(0.62)		3.70	14.294772	2.09		1.00
12/31/2013		1,567,878	117,677	0.58	10.914940	0.73		3.70	14.001567	3.48		1.00
JNL/S&P Managed Conservative Fund - Class I
12/31/2017	+	—	—	0.00	13.414282	1.16	‡	0.45	13.417774	1.19	‡	0.35
JNL/S&P Managed Growth Fund - Class A
12/31/2017		5,274,869	207,662	0.00	15.898892	16.55		3.80	32.030139	6.77	‡	0.25
12/31/2016		4,668,928	220,001	0.00	13.641164	1.98		3.80	26.281885	1.15	‡	0.30
12/31/2015		4,587,195	226,173	0.00	13.376898	(3.92)		3.80	21.979530	(1.20)		1.00
12/31/2014		4,602,747	223,764	0.53	13.923369	1.69		3.80	22.245717	4.58		1.00
12/31/2013		4,178,451	211,960	0.90	13.691565	18.01		3.80	21.271309	21.36		1.00

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/S&P International 5 Fund - Class I - September 25, 2017; JNL/S&P Intrinsic Value Fund - Class I - September 25, 2017; JNL/S&P Managed Aggressive Growth Fund - Class I - September 25, 2017; JNL/S&P Managed Conservative Fund - Class I - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.
145

Jackson National Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/S&P Managed Growth Fund - Class I
12/31/2017	+	245	13	0.00	18.848273	5.77	‡	0.45	18.852821	5.80	‡	0.35
JNL/S&P Managed Moderate Fund - Class A
12/31/2017		3,023,012	179,028	0.00	12.503764	7.15		3.70	19.599012	10.84		0.30
12/31/2016		2,985,773	194,214	0.00	11.669931	1.73		3.70	17.683018	1.08	‡	0.30
12/31/2015		2,971,042	201,531	0.00	11.471200	(4.71)		3.70	15.530152	(2.11)		1.00
12/31/2014		3,148,395	208,440	0.20	12.038796	0.21		3.70	15.865164	2.94		1.00
12/31/2013		3,071,065	208,670	0.47	12.013979	6.42		3.70	15.411454	9.33		1.00
JNL/S&P Managed Moderate Fund - Class I
12/31/2017	+	112	7	0.00	15.421922	2.61	‡	0.45	15.425942	2.63	‡	0.35
JNL/S&P Managed Moderate Growth Fund - Class A
12/31/2017		5,895,637	259,603	0.00	13.633007	11.46		4.01	28.349262	15.66		0.30
12/31/2016		5,588,111	282,437	0.00	12.231575	1.45		4.01	24.511393	1.12	‡	0.30
12/31/2015		5,606,997	295,689	0.00	12.057079	(4.66)		4.01	20.562380	(1.75)		1.00
12/31/2014		5,884,253	304,433	0.23	12.646828	0.40		4.01	20.928576	3.47		1.00
12/31/2013		5,616,026	299,937	0.50	12.596786	11.29		4.01	20.227633	14.69		1.00
JNL/S&P Managed Moderate Growth Fund - Class I
12/31/2017	+	845	48	0.00	17.539458	4.15	‡	0.45	17.544013	4.18	‡	0.35
JNL/S&P Mid 3 Fund - Class A
12/31/2017		290,523	22,643	1.83	12.059562	8.69		3.01	13.468599	10.49	‡	0.00
12/31/2016		276,617	23,845	1.56	11.095236	14.41		3.01	11.929264	10.65	‡	0.30
12/31/2015		218,007	21,868	0.16	9.697588	(12.11)	‡	3.01	10.055206	(11.37)		0.85
12/31/2014	+	80,071	7,084	0.00	11.210961	10.80	‡	2.65	11.344545	10.07	‡	0.85
JNL/S&P Mid 3 Fund - Class I
12/31/2017	+	7	1	0.00	13.557459	11.71	‡	0.45	13.561213	11.74	‡	0.35

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/S&P Managed Growth Fund - Class I - September 25, 2017; JNL/S&P Managed Moderate Fund - Class I - September 25, 2017; JNL/S&P Managed Moderate Growth Fund - Class I - September 25, 2017; JNL/S&P Mid 3 Fund - Class A - April 28, 2014; JNL/S&P Mid 3 Fund - Class I - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.
146

Jackson National Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/S&P Total Yield Fund - Class A
12/31/2017		491,375	23,711	2.02	16.562745	7.10		3.61	23.827744	11.36	‡	0.00
12/31/2016		562,315	29,782	1.88	15.465357	8.64		3.61	20.886739	5.35	‡	0.30
12/31/2015		477,082	28,136	1.28	14.235652	(11.00)		3.61	17.791682	(8.51)		0.85
12/31/2014		582,104	31,339	1.00	15.994421	11.78		3.61	19.445573	12.91	‡	0.85
12/31/2013		362,318	22,353	1.27	14.308556	46.30		3.61	16.769144	50.17		1.00
JNL/S&P Total Yield Fund - Class I
12/31/2017	+	20	1	0.00	24.275959	7.35	‡	0.45	24.282269	7.38	‡	0.35
JNL/Scout Unconstrained Bond Fund - Class A
12/31/2017		46,171	4,713	0.81	9.715831	0.42		1.25	10.172085	1.58	‡	0.00
12/31/2016		46,195	4,749	0.83	9.674734	3.24		1.25	9.778752	3.65		0.85
12/31/2015		31,988	3,402	0.00	9.371523	(1.76)		1.25	9.434563	(1.36)		0.85
12/31/2014	+	15,935	1,668	0.00	9.538972	(4.61)	‡	1.25	9.564819	(3.82)	‡	0.85
JNL/T. Rowe Price Capital Appreciation Fund - Class A
12/31/2017		2,095,782	144,829	0.84	13.656158	5.76	‡	2.55	15.231704	13.45	‡	0.00
12/31/2016		793,775	61,907	0.29	12.734276	6.43		1.25	12.902874	6.86		0.85
12/31/2015		379,008	31,534	0.03	11.964386	3.21		1.25	12.074524	3.62		0.85
12/31/2014		84,808	7,297	1.18	11.592747	10.34		1.25	11.652755	10.78		0.85
12/31/2013	+	9,228	878	0.66	10.506291	4.44	‡	1.25	10.518508	5.76	‡	0.85
JNL/T. Rowe Price Capital Appreciation Fund - Class I
12/31/2017	+	788	55	0.00	14.303237	3.27	‡	0.45	14.306955	3.30	‡	0.35
JNL/T. Rowe Price Established Growth Fund - Class A
12/31/2017		5,403,325	74,380	0.06	31.417594	16.79	‡	5.10	99.697798	28.51	‡	0.00
12/31/2016		3,344,432	60,976	0.00	32.016573	(2.45)		3.91	69.932075	0.82	‡	0.30
12/31/2015		3,513,721	64,603	0.00	32.821580	6.45		3.91	61.722961	9.76		0.85
12/31/2014		2,315,476	46,745	0.00	30.831434	4.54		3.91	56.232932	7.79		0.85
12/31/2013		2,019,757	44,000	0.08	29.492504	33.35		3.91	52.169689	37.49		0.85
JNL/T. Rowe Price Established Growth Fund - Class I
12/31/2017	+	889	9	0.00	104.169828	7.64	‡	0.45	104.196948	7.66	‡	0.35

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/S&P Total Yield Fund - Class I - September 25, 2017; JNL/Scout Unconstrained Bond Fund - Class A - April 28, 2014; JNL/T. Rowe Price Capital Appreciation Fund - Class A - September 16, 2013; JNL/T. Rowe Price Capital Appreciation Fund - Class I - September 25, 2017; JNL/T. Rowe Price Established Growth Fund - Class I - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.
147

Jackson National Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/T. Rowe Price Mid-Cap Growth Fund - Class A
12/31/2017		4,606,567	43,054	0.00	60.980690	19.71		3.91	139.628442	24.16		0.25
12/31/2016		3,355,490	38,772	0.00	50.941809	2.02		3.91	112.461344	0.59	‡	0.25
12/31/2015		3,180,255	38,666	0.00	49.933015	2.38		3.91	91.045726	5.41		1.00
12/31/2014		2,578,873	33,064	0.15	48.770099	8.50		3.91	86.374715	11.71		1.00
12/31/2013		2,161,052	30,964	0.00	44.948972	31.27		3.91	77.323934	35.15		1.00
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I
12/31/2017	+	1,011	7	0.00	154.461046	5.27	‡	0.45	154.500734	5.29	‡	0.35
JNL/T. Rowe Price Short-Term Bond Fund - Class A
12/31/2017		936,682	90,718	1.41	7.938979	(2.43)		3.61	12.097714	1.04	‡	0.00
12/31/2016		986,934	95,653	1.24	8.136878	(2.16)		3.61	11.584897	(0.48)	‡	0.30
12/31/2015		901,709	87,680	0.98	8.316207	(3.24)		3.61	10.861324	(0.53)		0.85
12/31/2014		818,121	78,980	1.19	8.594441	(3.14)		3.61	10.919125	(0.42)		0.85
12/31/2013		697,296	66,830	1.34	8.872603	(3.45)		3.61	10.965640	(0.75)		0.85
JNL/T. Rowe Price Short-Term Bond Fund - Class I
12/31/2017	+	192	16	0.00	12.374772	(0.22)	‡	0.45	12.378009	(0.19)	‡	0.35
JNL/T. Rowe Price Value Fund - Class A
12/31/2017		1,950,172	61,797	1.63	20.142597	14.16		3.91	40.190122	17.80	‡	0.00
12/31/2016		1,508,137	56,106	1.89	17.643887	6.60		3.91	32.210383	4.41	‡	0.30
12/31/2015		1,327,464	54,206	0.81	16.550775	(5.61)		3.91	26.735319	(2.67)		0.85
12/31/2014		1,326,726	52,688	0.81	17.534083	8.90		3.91	27.470071	12.29		0.85
12/31/2013		969,477	43,153	1.29	16.100834	31.88		3.91	24.464416	35.97		0.85
JNL/T. Rowe Price Value Fund - Class I
12/31/2017	+	438	11	0.00	41.570495	6.81	‡	0.45	41.581352	6.84	‡	0.35
JNL/The Boston Company Equity Income Fund - Class A
12/31/2017		147,954	7,082	1.54	19.750416	5.57	‡	2.00	22.216951	14.91	‡	0.00
12/31/2016		117,216	6,420	0.99	18.072841	17.08		1.25	18.425521	17.55		0.85
12/31/2015		110,141	7,081	0.79	15.435687	(2.94)		1.25	15.674249	(2.55)		0.85
12/31/2014		46,575	2,913	0.08	15.903884	9.69		1.25	16.085206	10.13		0.85
12/31/2013		28,342	1,948	2.03	14.498494	35.12		1.25	14.605261	35.66		0.85

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/T. Rowe Price Mid-Cap Growth Fund - Class I - September 25, 2017; JNL/T. Rowe Price Short-Term Bond Fund - Class I - September 25, 2017; JNL/T. Rowe Price Value Fund - Class I - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.
148

Jackson National Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/The Boston Company Equity Income Fund - Class I
12/31/2017	+	76	4	0.00	17.159897	8.33	‡	0.45	17.164353	8.36	‡	0.35
JNL/The London Company Focused U.S. Equity Fund - Class A
12/31/2017		23,512	1,601	0.69	14.529442	15.92		1.25	15.328786	16.83	‡	0.00
12/31/2016		19,627	1,554	0.63	12.533610	15.21		1.25	12.699492	15.67		0.85
12/31/2015		11,347	1,037	0.22	10.879043	(2.64)		1.25	10.979142	(2.25)		0.85
12/31/2014		6,295	562	0.03	11.174002	2.23		1.25	11.231800	0.35	‡	0.85
12/31/2013	+	538	49	0.00	10.930272	9.67	‡	1.25	10.936958	8.95	‡	1.00
JNL/The London Company Focused U.S. Equity Fund - Class I
12/31/2017	+	—	—	0.00	15.042372	8.69	‡	0.45	15.046288	8.72	‡	0.35
JNL/VanEck International Gold Fund - Class A
12/31/2017		56,369	10,586	4.33	5.260496	12.00		1.25	5.620806	0.37	‡	0.00
12/31/2016		53,404	11,261	0.60	4.696941	51.16		1.25	4.778472	51.76		0.85
12/31/2015		24,596	7,862	3.37	3.107321	(27.51)		1.25	3.148681	(27.22)		0.85
12/31/2014		26,145	6,071	0.31	4.286313	(7.30)		1.25	4.326027	(6.92)		0.85
12/31/2013		11,291	2,436	0.24	4.623635	(48.54)		1.25	4.647848	(48.34)		0.85
JNL/Vanguard Capital Growth Fund - Class A
12/31/2017	+	66,404	6,139	0.00	10.785278	1.68	‡	2.45	10.799999	8.54	‡	0.00
JNL/Vanguard Capital Growth Fund - Class I
12/31/2017	+	113	10	0.00	10.807333	8.62	‡	0.45	10.810146	8.64	‡	0.35
JNL/Vanguard Equity Income Fund - Class A
12/31/2017	+	24,477	2,304	0.00	10.593100	3.91	‡	2.40	10.670000	6.59	‡	0.00

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/The Boston Company Equity Income Fund - Class I - September 25, 2017; JNL/The London Company Focused U.S. Equity Fund - Class A - September 16, 2013; JNL/The London Company Focused U.S. Equity Fund - Class I - September 25, 2017; JNL/Vanguard Capital Growth Fund - Class A - September 25, 2017; JNL/Vanguard Capital Growth Fund - Class I - September 25, 2017; JNL/Vanguard Equity Income Fund - Class A - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.
149

Jackson National Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/Vanguard Equity Income Fund - Class I
12/31/2017	+	280	26	0.00	10.677475	6.67	‡	0.45	10.680264	6.70	‡	0.35
JNL/Vanguard Global Bond Market Index Fund - Class A
12/31/2017	+	11,763	1,177	0.00	9.967538	0.08	‡	2.40	10.050000	0.30	‡	0.00
JNL/Vanguard Global Bond Market Index Fund - Class I
12/31/2017	+	15	2	0.00	10.048158	0.28	‡	0.45	10.050843	0.31	‡	0.35
JNL/Vanguard Growth Allocation Fund - Class A
12/31/2017	+	39,623	3,790	0.00	10.423319	1.34	‡	2.45	10.490000	4.90	‡	0.00
JNL/Vanguard Growth Allocation Fund - Class I
12/31/2017	+	801	76	0.00	10.497689	4.98	‡	0.45	10.500428	5.00	‡	0.35
JNL/Vanguard International Fund - Class A
12/31/2017	+	73,360	7,021	0.00	10.416236	0.76	‡	2.60	10.340002	4.87	‡	0.00
JNL/Vanguard International Fund - Class I
12/31/2017	+	209	20	0.00	10.327890	4.75	‡	0.45	10.330587	4.77	‡	0.35

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/Vanguard Equity Income Fund - Class I - September 25, 2017; JNL/Vanguard Global Bond Market Index Fund - Class A - September 25, 2017; JNL/Vanguard Global Bond Market Index Fund - Class I - September 25, 2017; JNL/Vanguard Growth Allocation Fund - Class A - September 25, 2017; JNL/Vanguard Growth Allocation Fund - Class I - September 25, 2017; JNL/Vanguard International Fund - Class A - September 25, 2017; JNL/Vanguard International Fund - Class I - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.
150

Jackson National Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/Vanguard International Stock Market Index Fund - Class A
12/31/2017	+	114,723	10,965	0.00	10.443514	3.56	‡	2.55	10.450000	5.13	‡	0.00
JNL/Vanguard International Stock Market Index Fund - Class I
12/31/2017	+	189	18	0.00	10.437767	5.01	‡	0.45	10.440481	5.04	‡	0.35
JNL/Vanguard Moderate Allocation Fund - Class A
12/31/2017	+	28,653	2,810	0.00	10.166402	0.47	‡	2.40	10.230001	2.30	‡	0.00
JNL/Vanguard Moderate Allocation Fund - Class I
12/31/2017	+	135	13	0.00	10.228014	2.28	‡	0.45	10.230677	2.31	‡	0.35
JNL/Vanguard Moderate Growth Allocation Fund - Class A
12/31/2017	+	45,149	4,368	0.00	10.305507	2.20	‡	2.40	10.370000	3.70	‡	0.00
JNL/Vanguard Moderate Growth Allocation Fund - Class I
12/31/2017	+	340	33	0.00	10.367852	3.68	‡	0.45	10.370544	3.71	‡	0.35
JNL/Vanguard Small Company Growth Fund - Class A
12/31/2017	+	52,018	4,846	0.00	10.702340	3.72	‡	2.50	10.740001	7.72	‡	0.00

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/Vanguard International Stock Market Index Fund - Class A - September 25, 2017; JNL/Vanguard International Stock Market Index Fund - Class I - September 25, 2017; JNL/Vanguard Moderate Allocation Fund - Class A - September 25, 2017; JNL/Vanguard Moderate Allocation Fund - Class I - September 25, 2017; JNL/Vanguard Moderate Growth Allocation Fund - Class A - September 25, 2017; JNL/Vanguard Moderate Growth Allocation Fund - Class I - September 25, 2017; JNL/Vanguard Small Company Growth Fund - Class A - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.
151

Jackson National Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/Vanguard Small Company Growth Fund - Class I
12/31/2017	+	98	9	0.00	10.737372	7.70	‡	0.45	10.740208	7.73	‡	0.35
JNL/Vanguard U.S. Stock Market Index Fund - Class A
12/31/2017	+	47,661	4,457	0.00	10.659332	4.06	‡	2.60	10.709990	7.31	‡	0.00
JNL/Vanguard U.S. Stock Market Index Fund - Class I
12/31/2017	+	102	10	0.00	10.707422	7.29	‡	0.45	10.710240	7.32	‡	0.35
JNL/WCM Focused International Equity Fund - Class A
12/31/2017		31,124	2,237	0.37	13.772488	30.02		1.25	14.530276	27.48	‡	0.00
12/31/2016		12,386	1,160	0.10	10.592981	(1.12)		1.25	10.733195	(0.73)		0.85
12/31/2015		8,233	764	0.03	10.713083	4.47		1.25	10.811664	4.89		0.85
12/31/2014		3,201	311	0.00	10.254829	(2.17)		1.25	10.307880	(4.03)	‡	0.85
12/31/2013	+	425	40	0.00	10.481899	4.98	‡	1.25	10.489484	4.81	‡	1.00
JNL/WCM Focused International Equity Fund - Class I
12/31/2017	+	26	2	0.00	14.443184	5.35	‡	0.45	14.446834	5.37	‡	0.35
JNL/Westchester Capital Event Driven Fund - Class A
12/31/2017		4,476	447	2.54	9.946650	4.26		1.25	10.284735	4.92	‡	0.00
12/31/2016		3,252	340	0.11	9.539835	1.38		1.25	9.604023	1.79		0.85
12/31/2015	+	2,963	314	0.00	9.409740	(5.57)	‡	1.25	9.435350	(6.33)	‡	0.85
JNL/Westchester Capital Event Driven Fund - Class I
12/31/2017	+	5	0	0.00	10.008556	0.79	‡	0.45	10.011156	0.82	‡	0.35

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/Vanguard Small Company Growth Fund - Class I - September 25, 2017; JNL/Vanguard U.S. Stock Market Index Fund - Class A - September 25, 2017; JNL/Vanguard U.S. Stock Market Index Fund - Class I - September 25, 2017; JNL/WCM Focused International Equity Fund - Class A - September 16, 2013; JNL/WCM Focused International Equity Fund - Class I - September 25, 2017; JNL/Westchester Capital Event Driven Fund - Class A - April 27, 2015; JNL/Westchester Capital Event Driven Fund - Class I - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.
152

Jackson National Separate Account I
Financial Highlights
December 31, 2017

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/WMC Balanced Fund - Class A
12/31/2017		7,348,459	151,819	1.42	20.682853	4.14	‡	5.10	65.633219	11.83	‡	0.00
12/31/2016		6,047,243	139,519	1.39	25.642874	6.70		3.80	55.272843	3.59	‡	0.25
12/31/2015		4,591,555	116,457	1.26	24.033526	(4.62)		3.80	44.177099	(1.76)		0.85
12/31/2014		4,024,876	100,337	1.30	25.197477	5.77		3.80	44.970145	8.93		0.85
12/31/2013		3,194,549	86,719	1.49	23.823488	14.88		3.80	41.281946	18.32		0.85
JNL/WMC Balanced Fund - Class I
12/31/2017	+	1,109	16	0.00	68.561867	4.31	‡	0.45	68.579796	4.34	‡	0.35
JNL/WMC Government Money Market Fund - Class A
12/31/2017		1,125,631	95,348	0.12	6.904777	(3.54)		3.75	16.134199	0.13	‡	0.00
12/31/2016		1,512,918	127,521	0.00	7.158319	(3.67)		3.75	15.102402	(0.08)	‡	0.30
12/31/2015		1,489,594	124,378	0.00	7.430963	(3.68)		3.75	13.519303	(0.85)		0.85
12/31/2014		1,216,576	101,006	0.00	7.714836	(3.68)		3.75	13.634536	(0.84)		0.85
12/31/2013		1,268,083	104,583	0.00	8.009515	(3.68)		3.75	13.750691	(0.85)		0.85
JNL/WMC Government Money Market Fund - Class I
12/31/2017	+	883	53	0.94	16.615009	0.12	‡	0.45	16.619349	0.15	‡	0.35
JNL/WMC Value Fund - Class A
12/31/2017		784,224	20,572	1.67	26.924939	11.03		3.70	45.222498	14.86		0.30
12/31/2016		703,505	21,013	1.09	24.250216	9.32		3.70	39.372143	6.06	‡	0.30
12/31/2015		619,044	20,728	1.45	22.183699	(6.64)		3.70	31.729038	(4.09)		1.00
12/31/2014		668,419	21,405	1.47	23.761523	7.29		3.70	33.080372	10.22		1.00
12/31/2013		638,676	22,497	1.92	22.147785	26.29		3.70	30.012344	29.74		1.00
JNL/WMC Value Fund - Class I
12/31/2017	+	102	2	0.00	48.772245	6.45	‡	0.45	48.784962	6.47	‡	0.35

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/WMC Balanced Fund - Class I - September 25, 2017; JNL/WMC Government Money Market Fund - Class I - September 25, 2017; JNL/WMC Value Fund - Class I - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
 Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See notes to the financial statements.
153

Jackson National Separate Account I
Notes to Financial Statements
December 31, 2017

NOTE 1. Organization
Jackson National Life Insurance Company (“Jackson”) established Jackson National Separate Account I (the “Separate Account”) on June 14, 1993. The Separate Account commenced operations on October 16, 1995, and is a unit investment trust registered with the Securities Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended.
The Separate Account is a separate investment account of Jackson, its assets legally belong to Jackson and the obligations under the contracts are the obligation of Jackson. However, the contract assets in the Separate Account are not chargeable with liabilities arising out of any other business Jackson may conduct.
The Separate Account receives and invests, based on the directions of the contract owners, net premiums for individual flexible premium variable annuity contracts issued by Jackson. The contracts can be purchased on a non-tax qualified basis or in connection with certain plans qualifying for favorable federal income tax treatment. The Separate Account contained three-hundred three (303) Investment Divisions during 2017, but currently contains two-hundred ninety-three (293) Investment Divisions as of December 31, 2017. These Investment Divisions each invested in shares of the following mutual funds (collectively, the “Funds”) during the year ended December 31, 2017:

Jackson Variable Series Trust
JG - Equity 100 Fund(1)
JG - Fixed Income 100 Fund(1)
JG - Growth Fund(1)
JG - Maximum Growth Fund(1)
JG - Moderate Growth Fund(1)
JNL Conservative Allocation Fund Class A and Class I(1)
JNL Institutional Alt 100 Fund Class A(1)
JNL Interest Rate Opportunities Fund Class A(1)
JNL Moderate Allocation Fund Class A and Class I(1)
JNL Real Assets Fund Class A(1)
JNL Tactical ETF Growth Fund Class A and Class I
JNL Tactical ETF Moderate Fund Class A and Class I
JNL Tactical ETF Moderate Growth Fund Class A and Class I
JNL/American Funds Global Growth Fund Class A and Class I
JNL/American Funds Growth Fund Class A and Class I
JNL/AQR Risk Parity Fund Class A
JNL/BlackRock Global Long Short Credit Fund Class A

JNL/DFA U.S. Small Cap Fund Class A and Class I
JNL/DoubleLine Total Return Fund Class A and Class I
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund Class A and Class I
JNL/Epoch Global Shareholder Yield Fund Class A and Class I
JNL/FAMCO Flex Core Covered Call Fund Class A and Class I
JNL/Lazard International Strategic Equity Fund Class A and Class I
JNL/Neuberger Berman Currency Fund Class A and Class I
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund Class A
JNL/Nicholas Convertible Arbitrage Fund Class A and Class I
JNL/PIMCO Credit Income Fund Class A and Class I
JNL/PPM America Long Short Credit Fund Class A and Class I
JNL/T. Rowe Price Capital Appreciation Fund Class A and Class I
JNL/The Boston Company Equity Income Fund Class A and Class I
JNL/The London Company Focused U.S. Equity Fund Class A and Class I
JNL/VanEck International Gold Fund Class A
JNL/WCM Focused International Equity Fund Class A and Class I

JNL® Series Trust
JNL Aggressive Growth Allocation Fund Class A and Class I(1)
JNL Alt 65 Fund Class A(1)
JNL Growth Allocation Fund Class A and Class I(1)
JNL Institutional Alt 25 Fund Class A and Class I(1)
JNL Institutional Alt 35 Fund Class A(1)
JNL Institutional Alt 50 Fund Class A and Class I(1)
JNL Moderate Growth Allocation Fund Class A and Class I(1)
JNL Multi-Manager Alternative Fund Class A
JNL Multi-Manager Mid Cap Fund Class A and Class I
JNL Multi-Manager Small Cap Growth Fund Class A and Class I
JNL Multi-Manager Small Cap Value Fund Class A and Class I
JNL S&P 500 Index Class I
JNL/AB Dynamic Asset Allocation Fund Class A
JNL/American Funds Balanced Fund Class A and Class I
JNL/American Funds Blue Chip Income and Growth Fund Class A and Class I
JNL/American Funds Global Bond Fund Class A and Class I
JNL/American Funds Global Small Capitalization Fund Class A and Class I
JNL/American Funds Growth Allocation Fund Class A and Class I(1)
JNL/American Funds Growth-Income Fund Class A and Class I
JNL/American Funds International Fund Class A and Class I
JNL/American Funds Moderate Growth Allocation Fund Class A and Class I(1)
JNL/American Funds New World Fund Class A and Class I
JNL/AQR Large Cap Relaxed Constraint Equity Fund Class A and Class I
JNL/AQR Managed Futures Strategy Fund Class A
JNL/BlackRock Global Allocation Fund Class A and Class I
JNL/BlackRock Global Natural Resources Fund Class A

JNL/MC European 30 Fund Class A
JNL/MC Index 5 Fund Class A(1)
JNL/MC Industrials Sector Fund Class A and Class I
JNL/MC International Index Fund Class A and Class I
JNL/MC Materials Sector Fund Class A and Class I
JNL/MC MSCI KLD 400 Social Index Fund Class A and Class I
JNL/MC Pacific Rim 30 Fund Class A
JNL/MC Real Estate Sector Fund Class A and Class I
JNL/MC S&P 1500 Growth Index Fund Class A and Class I
JNL/MC S&P 1500 Value Index Fund Class A and Class I
JNL/MC S&P 400 MidCap Index Fund Class A and Class I
JNL/MC S&P 500 Index Fund Class A
JNL/MC Small Cap Index Fund Class A and Class I
JNL/MC Utilities Sector Fund Class A and Class I
JNL/MFS Mid Cap Value Fund Class A and Class I
JNL/MMRS Conservative Fund Class A
JNL/MMRS Growth Fund Class A
JNL/MMRS Moderate Fund Class A
JNL/Morgan Stanley Mid Cap Growth Fund Class A
JNL/Neuberger Berman Strategic Income Fund Class A and Class I
JNL/Oppenheimer Emerging Markets Innovator Fund Class A
JNL/Oppenheimer Global Growth Fund Class A and Class I
JNL/PIMCO Income Fund Class A and Class I
JNL/PIMCO Real Return Fund Class A and Class I
JNL/PPM America Floating Rate Income Fund Class A and Class I
JNL/PPM America High Yield Bond Fund Class A and Class I

154

Jackson National Separate Account I
Notes to Financial Statements
December 31, 2017

JNL® Series Trust
JNL/BlackRock Large Cap Select Growth Fund Class A and Class I
JNL/Boston Partners Global Long Short Equity Fund Class A and Class I
JNL/Brookfield Global Infrastructure and MLP Fund Class A and Class I
JNL/Causeway International Value Select Fund Class A and Class I
JNL/ClearBridge Large Cap Growth Fund Class A and Class I
JNL/Crescent High Income Fund Class A and Class I
JNL/DFA Growth Allocation Fund Class A and Class I(1)
JNL/DFA Moderate Growth Allocation Fund Class A and Class I(1)
JNL/DFA U.S. Core Equity Fund Class A and Class I
JNL/DoubleLine Core Fixed Income Fund Class A and Class I
JNL/DoubleLine Emerging Markets Fixed Income Fund Class A and Class I
JNL/DoubleLine Shiller Enhanced CAPE Fund Class A and Class I
JNL/FPA + DoubleLine Flexible Allocation Fund Class A and Class I
JNL/Franklin Templeton Founding Strategy Fund Class A and Class I(1)
JNL/Franklin Templeton Global Fund Class A and Class I
JNL/Franklin Templeton Global Multisector Bond Fund Class A and Class I
JNL/Franklin Templeton Income Fund Class A and Class I
JNL/Franklin Templeton International Small Cap Growth Fund Class A and Class I
JNL/Franklin Templeton Mutual Shares Fund Class A and Class I
JNL/Goldman Sachs Core Plus Bond Fund Class A and Class I
JNL/Goldman Sachs Emerging Markets Debt Fund Class A
JNL/GQG Emerging Markets Equity Fund Class A and Class I
JNL/Harris Oakmark Global Equity Fund Class A and Class I
JNL/Invesco China-India Fund Class A
JNL/Invesco Diversified Dividend Fund Class A and Class I
JNL/Invesco Global Real Estate Fund Class A
JNL/Invesco International Growth Fund Class A and Class I
JNL/Invesco Mid Cap Value Fund Class A and Class I
JNL/Invesco Small Cap Growth Fund Class A and Class I
JNL/JPMorgan MidCap Growth Fund Class A and Class I
JNL/JPMorgan U.S. Government & Quality Bond Fund Class A and Class I
JNL/Lazard Emerging Markets Fund Class A and Class I
JNL/MC 10 x 10 Fund Class A(1)
JNL/MC Bond Index Fund Class A and Class I
JNL/MC Consumer Staples Sector Fund Class A and Class I
JNL/MC Emerging Markets Index Fund Class A and Class I

JNL/PPM America Mid Cap Value Fund Class A and Class I
JNL/PPM America Small Cap Value Fund Class A and Class I
JNL/PPM America Total Return Fund Class A and Class I
JNL/PPM America Value Equity Fund Class A and Class I
JNL/Red Rocks Listed Private Equity Fund Class A
JNL/S&P 4 Fund Class A and Class I(1)
JNL/S&P Competitive Advantage Fund Class A and Class I
JNL/S&P Dividend Income & Growth Fund Class A and Class I
JNL/S&P International 5 Fund Class A and Class I
JNL/S&P Intrinsic Value Fund Class A and Class I
JNL/S&P Managed Aggressive Growth Fund Class A and Class I
JNL/S&P Managed Conservative Fund Class A and Class I
JNL/S&P Managed Growth Fund Class A and Class I
JNL/S&P Managed Moderate Fund Class A and Class I
JNL/S&P Managed Moderate Growth Fund Class A and Class I
JNL/S&P Mid 3 Fund Class A and Class I
JNL/S&P Total Yield Fund Class A and Class I
JNL/Scout Unconstrained Bond Fund Class A
JNL/T. Rowe Price Established Growth Fund Class A and Class I
JNL/T. Rowe Price Mid-Cap Growth Fund Class A and Class I
JNL/T. Rowe Price Short-Term Bond Fund Class A and Class I
JNL/T. Rowe Price Value Fund Class A and Class I
JNL/Vanguard Capital Growth Fund Class A and Class I
JNL/Vanguard Equity Income Fund Class A and Class I
JNL/Vanguard Global Bond Market Index Fund Class A and Class I(1)
JNL/Vanguard Growth Allocation Fund Class A and Class I
JNL/Vanguard International Fund Class A and Class I
JNL/Vanguard International Stock Market Index Fund Class A and Class I(1)
JNL/Vanguard Moderate Allocation Fund Class A and Class I
JNL/Vanguard Moderate Growth Allocation Fund Class A and Class I
JNL/Vanguard Small Company Growth Fund Class A and Class I
JNL/Vanguard U.S. Stock Market Index Fund Class A and Class I(1)
JNL/Westchester Capital Event Driven Fund Class A and Class I
JNL/WMC Balanced Fund Class A and Class I
JNL/WMC Government Money Market Fund Class A and Class I
JNL/WMC Value Fund Class A and Class I

JNL Variable Fund LLC
JNL/MC Consumer Discretionary Sector Fund Class A and Class I
JNL/MC DowSM Index Fund Class A and Class I
JNL/MC Energy Sector Fund Class A and Class I
JNL/MC Financial Sector Fund Class A and Class I
JNL/MC Healthcare Sector Fund Class A and Class I
JNL/MC Information Technology Sector Fund Class A and Class I

JNL/MC JNL 5 Fund Class A and Class I
JNL/MC MSCI World Index Fund Class A and Class I
JNL/MC Nasdaq 100 Index Fund Class A and Class I
JNL/MC S&P 24 Fund Class A
JNL/MC S&P SMid 60 Fund Class A and Class I
JNL/MC Telecommunications Sector Fund Class A and Class I

(1) The Fund is a Fund of Fund advised by JNAM, an affiliate of Jackson and has no sub-adviser.
(2) JNL/MC Telecommunications Sector Fund - Class A is closed to new contract owners.
Jackson National Asset Management, LLC (“JNAM”) serves as investment adviser for the Funds comprising the Jackson Variable Series Trust, JNL Series Trust and JNL Variable Fund LLC. JNAM is a wholly-owned subsidiary of Jackson and received fees for its services from each Fund.
The following Funds are sub-advised by an affiliate of Jackson during the year: JNL/PPM America Long Short Credit Fund, JNL/PPM America Floating Rate Income Fund, JNL/PPM America High Yield Bond Fund, JNL/PPM America Mid Cap Value Fund, JNL/PPM America Small Cap Value Fund, JNL/PPM America Total Return Fund and JNL/PPM America Value Equity Fund.
During the year ended December 31, 2017, the following Funds changed names effective April 24, 2017:

Prior Fund Name	Current Fund Name	Reason For Change
JNL/Capital Guardian Global Balanced Fund	JNL/American Funds Balanced Fund	Investment Strategy
JNL/Franklin Templeton Global Growth Fund	JNL/Franklin Templeton Global Fund	Investment Strategy
JNL/Goldman Sachs Mid Cap Value Fund	JNL/MFS Mid Cap Value Fund	Sub-Adviser Replacement

155

Jackson National Separate Account I
Notes to Financial Statements
December 31, 2017

Prior Fund Name	Current Fund Name	Reason For Change
JNL/Goldman Sachs U.S. Equity Flex Fund	JNL/AQR Large Cap Relaxed Constraint Equity Fund	Sub-Adviser Replacement
JNL/WMC Money Market Fund	JNL/WMC Government Money Market Fund	Investment Strategy

During the year ended December 31, 2017, the following Funds changed names effective September 25, 2017:
Prior Fund Name	Current Fund Name	Reason For Change
JG - Alt 100 Fund	JNL Institutional Alt 100 Fund	Naming Convention Update
JG - Conservative Fund	JNL Conservative Allocation Fund	Investment Strategy
JG - Interest Rate Opportunities Fund	JNL Interest Rate Opportunities Fund	Naming Convention Update
JG - Moderate Fund	JNL Moderate Allocation Fund	Investment Strategy
JG - Real Assets Fund	JNL Real Assets Fund	Naming Convention Update
JNL/American Funds Balanced Allocation Fund	JNL/American Funds Moderate Growth Allocation Fund	Investment Strategy
JNL/BlackRock Natural Resources Fund	JNL/BlackRock Global Natural Resources Fund	Investment Strategy
JNL/DFA Moderate Allocation Fund	JNL/DFA Moderate Growth Allocation Fund	Naming Convention Update
JNL/DFA U.S. Micro Cap Fund	JNL/DFA U.S. Small Cap Fund	Investment Strategy
JNL Disciplined Moderate Fund	JNL Moderate Growth Allocation Fund	Investment Strategy
JNL Disciplined Moderate Growth Fund	JNL Growth Allocation Fund	Investment Strategy
JNL Disciplined Growth Fund	JNL Aggressive Growth Allocation Fund	Investment Strategy
JNL Institutional Alt 20 Fund	JNL Institutional Alt 25 Fund	Investment Strategy
JNL/MC Communications Sector Fund	JNL/MC Telecommunications Sector Fund	Naming Convention Update
JNL/MC Consumer Brands Sector Fund	JNL/MC Consumer Discretionary Sector Fund	Naming Convention Update
JNL/MC Global 30 Fund	JNL/MC MSCI World Index Fund	Investment Strategy
JNL/MC Nasdaq 100 Fund	JNL/MC Nasdaq 100 Index Fund	Naming Convention Update
JNL/MC Oil & Gas Sector Fund	JNL/MC Energy Sector Fund	Naming Convention Update
JNL/MC Technology Sector Fund	JNL/MC Information Technology Sector Fund	Naming Convention Update
JNL/PIMCO Total Return Bond Fund	JNL/DoubleLine Core Fixed Income Fund	Sub-Adviser Replacement
JNL Tactical ETF Conservative Fund	JNL Tactical ETF Moderate Fund	Naming Convention Update
JNL Tactical ETF Moderate Fund	JNL Tactical ETF Moderate Growth Fund	Naming Convention Update
JNL/Van Eck International Gold Fund	JNL/VanEck International Gold Fund	Sub-Adviser Rebranding

During the year ended December 31, 2017, the following Fund acquisitions were completed for the corresponding Class A and Class I Funds. The Funds that were acquired during the year are no longer available as of December 31, 2017.

Acquired Fund	Acquiring Fund	Date of Acquisition
JNL/MC S&P 24 Fund	JNL/MC JNL 5 Fund	April 24, 2017
JNL/Morgan Stanley Mid Cap Growth Fund	JNL/T. Rowe Price Mid-Cap Growth Fund	April 24, 2017
JG - Equity 100 Fund	JNL Aggressive Growth Allocation Fund	September 25, 2017
JG - Fixed Income 100 Fund	JNL Conservative Allocation Fund	September 25, 2017
JG - Growth Fund	JNL Growth Allocation Fund	September 25, 2017
JG - Maximum Growth Fund	JNL Aggressive Growth Allocation Fund	September 25, 2017
JG - Moderate Growth Fund	JNL Moderate Growth Allocation Fund	September 25, 2017
JNL Alt 65 Fund	JNL Institutional Alt 50 Fund	September 25, 2017
JNL Institutional Alt 35 Fund	JNL Institutional Alt 25 Fund	September 25, 2017
JNL/Red Rocks Listed Private Equity Fund	JNL/Harris Oakmark Global Equity Fund	September 25, 2017

NOTE 2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”).
Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from those estimates.
Investments. The Separate Account’s Investment Divisions’ investments in the corresponding Funds are stated at the closing net asset value (“NAV”) of the respective Fund, which represent fair value. The average cost method is used in determining the cost of the shares sold on withdrawals by the Investment Divisions of the Separate Account. Investments in the Funds are recorded on trade date for financial reporting purposes. Realized gain

156

Jackson National Separate Account I
Notes to Financial Statements
December 31, 2017

distributions and dividend income distributions received from the Funds are reinvested in additional shares of the Funds and are recorded as gain or income to the Investment Divisions of the Separate Account on the ex-dividend date.
Federal Income Taxes. The operations of the Separate Account are taxed as part of the operations of Jackson, which is taxed as a “life insurance company” under the provisions of the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the Separate Account. Therefore, no federal income tax provision is required.
Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 740 “Income Taxes” provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FASB ASC Topic 740 establishes for all entities, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. FASB ASC Topic 740 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Separate Account’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax expense in the current year. The Interpretation requires that management evaluate the tax positions taken in the returns which remain subject to examination by the Internal Revenue Service and other tax jurisdictions. JNAM completed an evaluation of the Separate Account’s tax positions and based on that evaluation, determined that no provision for federal income tax is required in the Separate Account’s financial statements during the year ended December 31, 2017.
FASB ASC Topic 820, “Fair Value Measurement”. As of December 31, 2017, all of the Separate Account’s Investment Divisions’ investment in each of the corresponding Funds are valued as a practical expedient at their daily reported net asset value (“NAV”) and as such are not included in the fair value hierarchy required under FASB ASC Topic 820, “Fair Value Measurement”. On each valuation date, the NAV of each corresponding Fund is generally determined once each day on which the New York Stock Exchange (“NYSE”) is open, at the close of the regular trading session of the NYSE (generally, 4:00 PM Eastern Time). The characterization of the underlying securities held by the Funds in accordance with FASB ASC Topic 820 differs from the characterization of the Separate Account’s Investment Divisions’ investment in the corresponding Funds. Although there can be no assurance, in general, the fair value of the investment valued as a practical expedient is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

NOTE 3. Contract Charges
Under the term of the contracts, certain charges are allocated to the contract owner to compensate Jackson for providing the insurance benefits set forth in the contracts, administering the contracts, distributing the contracts, and assuming certain risks in connection with the contracts. These charges result in a reduction in contract unit value or redemptions of contract units in the number of contract units outstanding.
Contract Owner Charges. The following charges are assessed to the contract owner by redemption of contract units outstanding:
Contract Maintenance Charge. An annual contract maintenance charge of $35 - $120 is charged against each contract to reimburse Jackson for expenses incurred in establishing and maintaining records relating to the contract. The contract maintenance charge is assessed on each anniversary of the contract date that occurs prior to the annuity date, on contract monthly anniversary or in conjunction with a total withdrawal, as applicable. This charge is specifically imposed to a contract if the contract value is less than $50,000 on the date when the charge is assessed. The charge is deducted by redemption of contract units.
Transfer Charge. A transfer charge of $25 will apply to transfers made by contract owners between the Investment Divisions in excess of 15 transfers in a contract year. Contract year is defined as the succeeding twelve months from the contract issue date. Jackson may waive the transfer charge in connection with pre-authorized automatic transfer programs, or in those states where a lesser charge is required. This charge will be deducted from the amount transferred prior to the allocation to a different Investment Division.
Surrender or Contingent Deferred Sales Charge. During the first three to nine contract years, certain contracts include a provision for a charge upon the surrender or partial surrender of the contract. The amount assessed under the contract terms, if any, depends upon the cost associated with distributing the particular contract. The amount, if any, is determined based on a number of factors, including the amount withdrawn, the contract year of surrender, or the number and amount of withdrawals in a calendar year. The surrender charges are assessed by Jackson and withheld from the proceeds of the withdrawals.
Optional Benefit Charges. The following contract owner charges are optional benefit charges:
Guaranteed Minimum Income Benefit Charge. If this benefit has been selected, Jackson will assess an annual charge of 0.40% to 0.87%, depending on the contract, of the Guaranteed Minimum Income Benefit (“GMIB”) base. The charge will be deducted each calendar quarter from the contract value by redemption of contract units.
Guaranteed Minimum Accumulation Benefit Charge. If this benefit has been selected, Jackson will assess an annual charge of 1.00% to 1.02% of the Guaranteed Value (“GV”). The charge will be deducted each calendar quarter from the contract value by redemption of contract units.
Guaranteed Minimum Withdrawal Benefit Charge. If this benefit has been selected, Jackson will assess an annual charge of 0.50% to 3.00%, depending on the contract of the Guaranteed Withdrawal Balance (“GWB”). The charge will be deducted each calendar quarter from the contract value by redemption of contract units.

157

Jackson National Separate Account I
Notes to Financial Statements
December 31, 2017

Guaranteed Minimum Death Benefit Charge. If any of the optional death benefits are selected that are available under the contract, Jackson will assess an annual charge of 0.20% to 2.50%, depending on the contract of the Death Benefit base. The charge will be deducted each contract quarter from the contract value by redemption of contract units.
Asset-based Charges. The following charges are assessed to the contract owner by a reduction in contract unit value:
Insurance Charges. Jackson deducts a daily charge for administrative expenses from the net assets of the Separate Account equivalent to an annual rate of 0.15%. In designated products, this expense is waived for contracts valued greater than $1 million, refer to the product prospectus for eligibility. The administration charge is designed to reimburse Jackson for expenses incurred in administering the Separate Account and its contracts and reduces the contract unit value.
Jackson deducts a daily base contract charge from the net assets of the Separate Account equivalent to an annual rate of 0.00% to 1.65% for the assumption of mortality and expense risks. The mortality risk assumed by Jackson is that the insured may receive benefits greater than those anticipated by Jackson. The expense risk assumed by Jackson is that the actual cost of administering the contracts of the Separate Account may exceed the amount received from the Administration Charge and the Contract Maintenance Charge.
Optional Benefit Charges. The following contract owner charges are optional benefit charges:
Earnings Protection Benefit Charge. If this benefit option has been selected, Jackson will make an additional deduction of 0.20% to 0.45%, depending on the contract chosen, on an annual basis of the average daily net assets of the contract owner’s allocations to the Investment Divisions.
Contract Enhancement Charge. If one of the contract enhancement benefits is selected, then for a period of five to nine contract years, Jackson will make an additional deduction based upon the average daily net assets of the contract owner’s allocations to the Investment Divisions. The amounts of these charges depend upon the contract enhancements selected and range from 0.395% to 0.832%.
Withdrawal Charge Period. If the optional three, four, or five-year withdrawal charge period feature is selected, Jackson will deduct 0.45%, 0.40%, or 0.30%, respectively, on an annual basis of the average daily net assets of the contract owner’s allocations to the Investment Divisions.
20% Additional Free Withdrawal Charge. If a contract owner selects the optional feature that permits you to withdraw up to 20% of premiums that are still subject to a withdrawal charge minus earnings during a contract year without withdrawal charge, Jackson will deduct 0.30% to 0.40% on an annual basis of the average daily net assets of the contract owner’s allocations to the Investment Divisions.
Optional Death Benefit Charges. If any of the optional death benefits are selected that are available under the contract, Jackson will make an additional deduction of 0.15% to 0.80% on an annual basis of the average daily net assets the contract owner’s allocations to the Investment Divisions, based on the optional death benefit selected.
Premium Taxes. Some states and other governmental entities charge premium taxes or other similar taxes. Jackson pays these taxes and may make a deduction from the value of the contract for them. Premium taxes generally range from 0% to 3.5% depending on the state.
NOTE 4. Related Party Transactions
For contract enhancement benefits related to the optional benefits offered, Jackson contributed $2,031,493 and $2,727,489 to the Separate Account in the form of additional premium to contract owners’ accounts for the years ended December 31, 2017 and 2016, respectively. These amounts are included in purchase payments from contract transactions.

NOTE 5. Subsequent Events
Management has evaluated subsequent events for the Separate Accounts through the date the financial statements are issued and has concluded there are no events that require adjustments to the financial statements or disclosure in the notes.
Abbreviations
JG - JNAM Guidance
MC - Mellon Capital

158

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholders of Jackson National Life Insurance Company and
Contract Owners of Jackson National Separate Account I:

Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of the Investment Divisions listed in the Appendix that comprise the Jackson National Separate Account I (the Separate Account) as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in net assets for the years or periods listed in the Appendix, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods indicated therein. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each Investment Division as of the date listed in the Appendix, the results of its operations for the year or period listed in the Appendix, the changes in its net assets for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods indicated therein, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2017, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/KPMG LLP

We have served as the auditor of one or more of Jackson National Life Insurance Company's Separate Accounts since 1999.
Chicago, Illinois
March 29, 2018

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with
KPMG International Cooperative (“KPMG International”), a Swiss entity.

Appendix

Statement of assets and liabilities as of December 31, 2017, the related statement of operations for the year then ended, and the statements of changes in net assets for each of the years in the two-year period then ended.

JNL Aggressive Growth Allocation Fund - Class A (1)
JNL Conservative Allocation Fund - Class A (1)
JNL Growth Allocation Fund - Class A (1)
JNL Institutional Alt 25 Fund - Class A (1)
JNL Institutional Alt 50 Fund - Class A
JNL Institutional Alt 100 Fund - Class A (1)
JNL Interest Rate Opportunities Fund - Class A (1)
JNL Moderate Allocation Fund - Class A (1)
JNL Moderate Growth Allocation Fund - Class A (1)
JNL Multi-Manager Alternative Fund - Class A
JNL Multi-Manager Small Cap Growth Fund - Class A
JNL Multi-Manager Small Cap Value Fund - Class A
JNL Real Assets Fund - Class A (1)
JNL Tactical ETF Growth Fund - Class A
JNL Tactical ETF Moderate Fund - Class A (1)
JNL Tactical ETF Moderate Growth Fund - Class A (1)
JNL/AB Dynamic Asset Allocation Fund - Class A
JNL/American Funds Balanced Fund - Class A (1)
JNL/American Funds Blue Chip Income and Growth Fund - Class A
JNL/American Funds Global Bond Fund - Class A
JNL/American Funds Global Growth Fund - Class A
JNL/American Funds Global Small Capitalization Fund - Class A
JNL/American Funds Growth Allocation Fund - Class A
JNL/American Funds Growth Fund - Class A
JNL/American Funds Growth-Income Fund - Class A
JNL/American Funds International Fund - Class A
JNL/American Funds Moderate Growth Allocation Fund - Class A (1)
JNL/American Funds New World Fund - Class A
JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class A (1)
JNL/AQR Managed Futures Strategy Fund - Class A
JNL/AQR Risk Parity Fund - Class A
JNL/BlackRock Global Allocation Fund - Class A
JNL/BlackRock Global Long Short Credit Fund - Class A

JNL/BlackRock Global Natural Resources Fund - Class A (1)
JNL/BlackRock Large Cap Select Growth Fund - Class A
JNL/Boston Partners Global Long Short Equity Fund - Class A
JNL/Brookfield Global Infrastructure and MLP Fund - Class A
JNL/Causeway International Value Select Fund - Class A
JNL/DFA U.S. Core Equity Fund - Class A
JNL/DFA U.S. Small Cap Fund - Class A (1)
JNL/DoubleLine Core Fixed Income Fund - Class A (1)
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A
JNL/DoubleLine Total Return Fund - Class A
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class A
JNL/Epoch Global Shareholder Yield Fund - Class A
JNL/FAMCO Flex Core Covered Call Fund - Class A
JNL/FPA + DoubleLine Flexible Allocation Fund - Class A
JNL/Franklin Templeton Founding Strategy Fund - Class A
JNL/Franklin Templeton Global Fund - Class A (1)
JNL/Franklin Templeton Global Multisector Bond Fund - Class A
JNL/Franklin Templeton Income Fund - Class A
JNL/Franklin Templeton International Small Cap Growth Fund - Class A
JNL/Franklin Templeton Mutual Shares Fund - Class A
JNL/Goldman Sachs Core Plus Bond Fund - Class A
JNL/Goldman Sachs Emerging Markets Debt Fund - Class A
JNL/Harris Oakmark Global Equity Fund - Class A
JNL/Invesco China-India Fund - Class A
JNL/Invesco Global Real Estate Fund - Class A
JNL/Invesco International Growth Fund - Class A
JNL/Invesco Mid Cap Value Fund - Class A
JNL/Invesco Small Cap Growth Fund - Class A
JNL/JPMorgan MidCap Growth Fund - Class A

2

JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A
JNL/Lazard Emerging Markets Fund - Class A
JNL/Lazard International Strategic Equity Fund - Class A
JNL/MC 10 x 10 Fund - Class A
JNL/MC Bond Index Fund - Class A
JNL/MC Consumer Discretionary Sector Fund - Class A (1)
JNL/MC DowSM Index Fund - Class A
JNL/MC Emerging Markets Index Fund - Class A
JNL/MC Energy Sector Fund - Class A (1)
JNL/MC European 30 Fund - Class A
JNL/MC Financial Sector Fund - Class A
JNL/MC Healthcare Sector Fund - Class A
JNL/MC Index 5 Fund - Class A
JNL/MC Information Technology Sector Fund - Class A (1)
JNL/MC International Index Fund - Class A
JNL/MC JNL 5 Fund - Class A
JNL/MC MSCI World Index Fund - Class A (1)
JNL/MC Nasdaq 100 Index Fund - Class A (1)
JNL/MC Pacific Rim 30 Fund - Class A
JNL/MC S&P 400 MidCap Index Fund - Class A
JNL/MC S&P 500 Index Fund - Class A
JNL/MC S&P SMid 60 Fund - Class A
JNL/MC Small Cap Index Fund - Class A
JNL/MC Telecommunications Sector Fund - Class A
JNL/MC Utilities Sector Fund - Class A
JNL/MFS Mid Cap Value Fund - Class A (1)
JNL/MMRS Conservative Fund - Class A
JNL/MMRS Growth Fund - Class A
JNL/MMRS Moderate Fund - Class A
JNL/Neuberger Berman Currency Fund - Class A
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund - Class A
JNL/Neuberger Berman Strategic Income Fund - Class A
JNL/Nicholas Convertible Arbitrage Fund - Class A
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A
JNL/Oppenheimer Global Growth Fund - Class A
JNL/PIMCO Credit Income Fund - Class A
JNL/PIMCO Real Return Fund - Class A

JNL/PPM America Floating Rate Income Fund - Class A
JNL/PPM America High Yield Bond Fund - Class A
JNL/PPM America Long Short Credit Fund - Class A
JNL/PPM America Mid Cap Value Fund - Class A
JNL/PPM America Small Cap Value Fund - Class A
JNL/PPM America Total Return Fund - Class A
JNL/PPM America Value Equity Fund - Class A
JNL/S&P 4 Fund - Class A
JNL/S&P Competitive Advantage Fund - Class A
JNL/S&P Dividend Income & Growth Fund - Class A
JNL/S&P International 5 Fund - Class A
JNL/S&P Intrinsic Value Fund - Class A
JNL/S&P Managed Aggressive Growth Fund - Class A
JNL/S&P Managed Conservative Fund - Class A
JNL/S&P Managed Growth Fund - Class A
JNL/S&P Managed Moderate Fund - Class A
JNL/S&P Managed Moderate Growth Fund - Class A
JNL/S&P Mid 3 Fund - Class A
JNL/S&P Total Yield Fund - Class A
JNL/Scout Unconstrained Bond Fund - Class A
JNL/T. Rowe Price Capital Appreciation Fund - Class A
JNL/T. Rowe Price Established Growth Fund - Class A
JNL/T. Rowe Price Mid-Cap Growth Fund - Class A
JNL/T. Rowe Price Short-Term Bond Fund - Class A
JNL/T. Rowe Price Value Fund - Class A
JNL/The Boston Company Equity Income Fund - Class A
JNL/The London Company Focused U.S. Equity Fund - Class A
JNL/VanEck International Gold Fund - Class A (1)
JNL/WCM Focused International Equity Fund - Class A
JNL/Westchester Capital Event Driven Fund - Class A
JNL/WMC Balanced Fund - Class A
JNL/WMC Government Money Market Fund - Class A (1)
JNL/WMC Value Fund - Class A

Statement of assets and liabilities as of December 31, 2017, the related statement of operations for the year then ended, and the statements of changes in net assets for the year ended December 31, 2017 and the period from September 19, 2016 (inception) to December 31, 2016.

JNL Multi-Manager Mid Cap Fund - Class A

3

Statement of assets and liabilities as of December 31, 2017, the related statement of operations for the year then ended, and the statements of changes in net assets for the year ended December 31, 2017 and the period from April 25, 2016 (inception) to December 31, 2016.

JNL/Crescent High Income Fund - Class A
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A

Statement of assets and liabilities as of December 31, 2017, and the related statements of operations and changes in net assets for the period from April 24, 2017 (inception) to December 31, 2017.

JNL/DFA Growth Allocation Fund - Class A
JNL/DFA Moderate Growth Allocation Fund - Class A (1)
JNL/MC MSCI KLD 400 Social Index Fund - Class A

Statement of assets and liabilities as of December 31, 2017, and the related statements of operations and changes in net assets for the period from September 25, 2017 (inception) to December 31, 2017.

JNL Aggressive Growth Allocation Fund - Class I (1)
JNL Conservative Allocation Fund - Class I (1)
JNL Growth Allocation Fund - Class I (1)
JNL Institutional Alt 25 Fund - Class I (1)
JNL Institutional Alt 50 Fund - Class I
JNL Moderate Allocation Fund - Class I (1)
JNL Moderate Growth Allocation Fund - Class I (1)
JNL Multi-Manager Mid Cap Fund - Class I
JNL Multi-Manager Small Cap Growth Fund - Class I
JNL Multi-Manager Small Cap Value Fund - Class I
JNL S&P 500 Index Fund - Class I
JNL Tactical ETF Growth Fund - Class I
JNL Tactical ETF Moderate Fund - Class I (1)
JNL Tactical ETF Moderate Growth Fund - Class I (1)
JNL/American Funds Balanced Fund - Class I (1)
JNL/American Funds Blue Chip Income and Growth Fund - Class I
JNL/American Funds Global Bond Fund - Class I
JNL/American Funds Global Growth Fund - Class I
JNL/American Funds Global Small Capitalization Fund - Class I
JNL/American Funds Growth Allocation Fund - Class I
JNL/American Funds Growth Fund - Class I
JNL/American Funds Growth-Income Fund - Class I
JNL/American Funds International Fund - Class I
JNL/American Funds Moderate Growth Allocation Fund - Class I (1)
JNL/American Funds New World Fund - Class I
JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class I (1)
JNL/BlackRock Global Allocation Fund - Class I

JNL/BlackRock Large Cap Select Growth Fund - Class I
JNL/Boston Partners Global Long Short Equity Fund - Class I
JNL/Brookfield Global Infrastructure and MLP Fund - Class I
JNL/Causeway International Value Select Fund - Class I
JNL/ClearBridge Large Cap Growth Fund - Class A
JNL/ClearBridge Large Cap Growth Fund - Class I
JNL/Crescent High Income Fund - Class I
JNL/DFA Growth Allocation Fund - Class I
JNL/DFA Moderate Growth Allocation Fund - Class I (1)
JNL/DFA U.S. Core Equity Fund - Class I
JNL/DFA U.S. Small Cap Fund - Class I (1)
JNL/DoubleLine Core Fixed Income Fund - Class I (1)
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I
JNL/DoubleLine Total Return Fund - Class I
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class I
JNL/Epoch Global Shareholder Yield Fund - Class I
JNL/FAMCO Flex Core Covered Call Fund - Class I
JNL/FPA + DoubleLine Flexible Allocation Fund - Class I
JNL/Franklin Templeton Founding Strategy Fund - Class I
JNL/Franklin Templeton Global Fund - Class I (1)
JNL/Franklin Templeton Global Multisector Bond Fund - Class I
JNL/Franklin Templeton Income Fund - Class I

4

JNL/Franklin Templeton International Small Cap Growth Fund - Class I
JNL/Franklin Templeton Mutual Shares Fund - Class I
JNL/Goldman Sachs Core Plus Bond Fund - Class I
JNL/GQG Emerging Markets Equity Fund - Class A
JNL/GQG Emerging Markets Equity Fund - Class I
JNL/Harris Oakmark Global Equity Fund - Class I
JNL/Invesco Diversified Dividend Fund - Class A
JNL/Invesco Diversified Dividend Fund - Class I
JNL/Invesco International Growth Fund - Class I
JNL/Invesco Mid Cap Value Fund - Class I
JNL/Invesco Small Cap Growth Fund - Class I
JNL/JPMorgan MidCap Growth Fund - Class I
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I
JNL/Lazard Emerging Markets Fund - Class I
JNL/Lazard International Strategic Equity Fund - Class I
JNL/MC Bond Index Fund - Class I
JNL/MC Consumer Discretionary Sector Fund - Class I (1)
JNL/MC Consumer Staples Sector Fund - Class A
JNL/MC Consumer Staples Sector Fund - Class I
JNL/MC DowSM Index Fund - Class I
JNL/MC Emerging Markets Index Fund - Class I
JNL/MC Energy Sector Fund - Class I (1)
JNL/MC Financial Sector Fund - Class I
JNL/MC Healthcare Sector Fund - Class I
JNL/MC Industrials Sector Fund - Class A
JNL/MC Industrials Sector Fund - Class I
JNL/MC Information Technology Sector Fund - Class I (1)
JNL/MC International Index Fund - Class I
JNL/MC JNL 5 Fund - Class I
JNL/MC Materials Sector Fund - Class A
JNL/MC Materials Sector Fund - Class I
JNL/MC MSCI KLD 400 Social Index Fund - Class I
JNL/MC MSCI World Index Fund - Class I (1)
JNL/MC Nasdaq 100 Index Fund - Class I (1)
JNL/MC Real Estate Sector Fund - Class A
JNL/MC Real Estate Sector Fund - Class I
JNL/MC S&P 1500 Growth Index Fund - Class A
JNL/MC S&P 1500 Growth Index Fund - Class I
JNL/MC S&P 1500 Value Index Fund - Class A
JNL/MC S&P 1500 Value Index Fund - Class I
JNL/MC S&P 400 MidCap Index Fund - Class I
JNL/MC S&P SMid 60 Fund - Class I
JNL/MC Small Cap Index Fund - Class I
JNL/MC Telecommunications Sector Fund - Class I (1)

JNL/MC Utilities Sector Fund - Class I
JNL/MFS Mid Cap Value Fund - Class I (1)
JNL/Neuberger Berman Currency Fund - Class I
JNL/Neuberger Berman Strategic Income Fund - Class I
JNL/Nicholas Convertible Arbitrage Fund - Class I
JNL/Oppenheimer Global Growth Fund - Class I
JNL/PIMCO Credit Income Fund - Class I
JNL/PIMCO Income Fund - Class A
JNL/PIMCO Income Fund - Class I
JNL/PIMCO Real Return Fund - Class I
JNL/PPM America Floating Rate Income Fund - Class I
JNL/PPM America High Yield Bond Fund - Class I
JNL/PPM America Long Short Credit Fund - Class I
JNL/PPM America Mid Cap Value Fund - Class I
JNL/PPM America Small Cap Value Fund - Class I
JNL/PPM America Total Return Fund - Class I
JNL/PPM America Value Equity Fund - Class I
JNL/S&P 4 Fund - Class I
JNL/S&P Competitive Advantage Fund - Class I
JNL/S&P Dividend Income & Growth Fund - Class I
JNL/S&P International 5 Fund - Class I
JNL/S&P Intrinsic Value Fund - Class I
JNL/S&P Managed Aggressive Growth Fund - Class I
JNL/S&P Managed Conservative Fund - Class I
JNL/S&P Managed Growth Fund - Class I
JNL/S&P Managed Moderate Fund - Class I
JNL/S&P Managed Moderate Growth Fund - Class I
JNL/S&P Mid 3 Fund - Class I
JNL/S&P Total Yield Fund - Class I
JNL/T. Rowe Price Capital Appreciation Fund - Class I
JNL/T. Rowe Price Established Growth Fund - Class I
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I
JNL/T. Rowe Price Short-Term Bond Fund - Class I
JNL/T. Rowe Price Value Fund - Class I
JNL/The Boston Company Equity Income Fund - Class I
JNL/The London Company Focused U.S. Equity Fund - Class I
JNL/Vanguard Capital Growth Fund - Class A
JNL/Vanguard Capital Growth Fund - Class I
JNL/Vanguard Equity Income Fund - Class A
JNL/Vanguard Equity Income Fund - Class I
JNL/Vanguard Global Bond Market Index Fund - Class A
JNL/Vanguard Global Bond Market Index Fund - Class I

5

JNL/Vanguard Growth Allocation Fund - Class A
JNL/Vanguard Growth Allocation Fund - Class I
JNL/Vanguard International Fund - Class A
JNL/Vanguard International Fund - Class I
JNL/Vanguard International Stock Market Index Fund - Class A
JNL/Vanguard International Stock Market Index Fund - Class I
JNL/Vanguard Moderate Allocation Fund - Class A
JNL/Vanguard Moderate Allocation Fund - Class I
JNL/Vanguard Moderate Growth Allocation Fund - Class A
JNL/Vanguard Moderate Growth Allocation Fund - Class I

JNL/Vanguard Small Company Growth Fund - Class A
JNL/Vanguard Small Company Growth Fund - Class I
JNL/Vanguard U.S. Stock Market Index Fund - Class A
JNL/Vanguard U.S. Stock Market Index Fund - Class I
JNL/WCM Focused International Equity Fund - Class I
JNL/Westchester Capital Event Driven Fund - Class I
JNL/WMC Balanced Fund - Class I
JNL/WMC Government Money Market Fund - Class I (1)
JNL/WMC Value Fund - Class I

Statement of operations for the period from January 1, 2017 to April 24, 2017 (closure) and the statements of changes in net assets for the period from January 1, 2017 to April 24, 2017 (closure) and the year ended December 31, 2016.

JNL/MC S&P 24 Fund - Class A
JNL/Morgan Stanley Mid Cap Growth Fund - Class A

Statement of operations for the period from January 1, 2017 to September 25, 2017 (closure) and the statements of changes in net assets for the period from January 1, 2017 to September 25, 2017 (closure) and the year ended December 31, 2016.

JG - Equity 100 Fund
JG - Fixed Income 100 Fund
JG - Growth Fund
JG - Maximum Growth Fund
JG - Moderate Growth Fund

JNL Alt 65 Fund - Class A
JNL Institutional Alt 35 Fund - Class A
JNL/Red Rocks Listed Private Equity Fund - Class A

Statement of changes in net assets for the period from January 1, 2016 to April 25, 2016 (closure).

JNL/Capital Guardian Global Diversified Research Fund - Class A
JNL/Eastspring Investments Asia ex-Japan Fund - Class A
JNL/Invesco Large Cap Growth Fund - Class A
JNL/MC Frontier Markets 100 Index Fund

(1) See Note 1 to the financial statements for the former name of the Investment Division.

6

APPENDIX B

Report of Independent Registered Public Accounting Firm

The stockholders and board of directors
Jackson National Life Insurance Company and Subsidiaries:

Opinion on the Consolidated Financial Statements

We have audited the accompanying consolidated balance sheets of Jackson National Life Insurance Company and Subsidiaries (the Company) as of December 31, 2017 and 2016, the related consolidated statements of income, comprehensive income, equity, and cash flows for each of the years in the three-year period ended December 31, 2017, and the related notes (collectively, the consolidated financial statements). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2017 and 2016, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2017, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These consolidated financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/KPMG LLP
We have served as the Company's auditor since 1999.

Columbus, Ohio
March 8, 2018

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with
KPMG International Cooperative (“KPMG International”), a Swiss entity.

Jackson National Life Insurance Company and Subsidiaries
Consolidated Balance Sheets
(In thousands, except per share information)

	December 31,
Assets	2017	2016
Investments:
Securities available for sale, at fair value:
Fixed maturities (amortized cost: 2017, $45,867,015; 2016, $49,163,580, including $115,997 and $138,598 at fair value under the fair value option at December 31, 2017 and 2016, respectively)	$47,457,154	$49,938,751
Trading securities, at fair value	137,756	415,122
Commercial mortgage loans, net of allowance	8,435,440	7,482,233
Policy loans (includes $3,397,764 and $3,301,038 at fair value under the fair value option
at December 31, 2017 and 2016, respectively)	4,591,132	4,546,161
Derivative instruments	2,178,969	1,030,133
Other invested assets (includes $1,141,123 and $1,219,887 at fair value under the fair value option at December 31, 2017 and 2016, respectively)	1,369,895	1,455,449
Total investments	64,170,346	64,867,849
Cash and cash equivalents	1,617,934	1,265,041
Accrued investment income	595,370	673,144
Deferred acquisition costs	10,540,588	9,678,063
Reinsurance recoverable	8,702,090	8,927,559
Deferred income taxes, net	484,224	1,226,465
Receivables from affiliates	312,049	344,100
Other assets	1,467,163	1,173,468
Separate account assets	176,578,848	148,791,796
Total assets	$264,468,612	$236,947,485

Liabilities and Equity
Liabilities
Reserves for future policy benefits and claims payable	$12,714,534	$13,467,949
Other contract holder funds	60,742,599	60,864,343
Funds held under reinsurance treaties, at fair value under fair value option	3,604,525	3,523,106
Debt	647,718	685,949
Securities lending payable	69,785	119,608
Derivative instruments	6,448	78,802
Other liabilities	3,165,252	2,783,473
Separate account liabilities	176,578,848	148,791,796
Total liabilities	257,529,709	230,315,026

Equity
Common stock, $1.15 par value; authorized 50,000 shares;
issued and outstanding 12,000 shares	13,800	13,800
Additional paid-in capital	3,816,079	3,816,079
Shares held in trust	(18,851)	(22,686)
Equity compensation reserve	10,249	5,785
Accumulated other comprehensive income, net of tax expense (benefit)
of $140,872 in 2017 and $(75,888) in 2016	1,092,974	597,122
Retained earnings	2,024,652	2,222,359
Total stockholder's equity	6,938,903	6,632,459
Total liabilities and equity	$264,468,612	$236,947,485

See accompanying Notes to Consolidated Financial Statements.

2

Jackson National Life Insurance Company and Subsidiaries
Consolidated Income Statements
(In thousands)

	Years Ended December 31,
	2017	2016	2015
Revenues
Fee income	$5,734,935	$5,151,117	$4,981,941
Premium	169,079	229,611	266,409
Net investment income	2,654,542	2,914,947	2,939,362
Net realized losses on investments:
Total other-than-temporary impairments	(3,070)	(68,511)	(77,662)
Portion of other-than-temporary impairments included in
other comprehensive income	18	9,562	15,024
Net other-than-temporary impairments	(3,052)	(58,949)	(62,638)
Other net investment losses	(3,424,277)	(3,600,152)	(1,524,877)
Total net realized losses on investments	(3,427,329)	(3,659,101)	(1,587,515)
Other income	68,395	70,786	97,945
Total revenues	5,199,622	4,707,360	6,698,142
Benefits and Expenses
Death, other policy benefits and change in policy reserves, net of deferrals	1,128,340	1,000,280	997,746
Interest credited on other contract holder funds, net of deferrals	1,547,561	1,558,400	1,516,522
Interest expense	54,342	41,589	38,104
Operating costs and other expenses, net of deferrals	1,817,455	1,601,004	1,724,590
Amortization of deferred acquisition and sales inducement costs	(58,231)	(159,852)	660,860
Total benefits and expenses	4,489,467	4,041,421	4,937,822
Pretax income before noncontrolling interests	710,155	665,939	1,760,320
Income tax expense (benefit)	307,375	(106,500)	346,339
Net income	402,780	772,439	1,413,981
Less: Net income attributable to noncontrolling interests	—	—	13,101
Net income attributable to Jackson	$402,780	$772,439	$1,400,880

See accompanying Notes to Consolidated Financial Statements.

3

Jackson National Life Insurance Company and Subsidiaries
Consolidated Statements of Comprehensive Income
(In thousands)

	Years Ended December 31,
	2017	2016	2015
Net income	$402,780	$772,439	$1,413,981

Other comprehensive income, net of tax:
Net unrealized gains (losses) on securities not other-than-temporarily impaired (net of tax expense (benefit) of: 2017 $168,816; 2016 $40,243; 2015 $(447,191))	406,815	74,735	(846,010)

Net unrealized losses on other-than-temporarily impaired securities (net of tax benefit of: 2017 $4; 2016 $3,080; 2015 $4,469)	(8)	(5,719)	(8,299)

Reclassification adjustment for gains (losses) included in net income (net of tax expense (benefit) of: 2017 $47,948; 2016 $(10,959); 2015 $(49,168))	89,045	(20,352)	(91,310)

Total other comprehensive income (loss)	495,852	48,664	(945,619)
Comprehensive income	898,632	821,103	468,362
Less: Comprehensive loss attributable to noncontrolling interests	—	-	(2,411)
Comprehensive income attributable to Jackson	$898,632	$821,103	$470,773

See accompanying Notes to Consolidated Financial Statements.

4

Jackson National Life Insurance Company and Subsidiaries
Consolidated Statements of Equity
(In thousands)

					Accumulated
		Additional		Equity	Other		Total	Non-
	Common	Paid-In	Shares Held	Compensation	Comprehensive	Retained	Stockholder's	Controlling	Total
	Stock	Capital	In Trust	Reserve	Income	Earnings	Equity	Interests	Equity
Balances as of December 31, 2014	$13,800	$3,816,079	$(27,084)	$14,130	$1,478,565	$1,311,175	$6,606,665	$34,971	$6,641,636

Net income	—	—	—	—	—	1,400,880	1,400,880	13,101	1,413,981
Change in unrealized investment gains and losses, net of tax	—	—	—	—	(930,107)	—	(930,107)	(15,512)	(945,619)
Dividends to stockholder	—	—	—	—	—	(711,413)	(711,413)	—	(711,413)
Shares acquired at cost	—	—	(19,438)	—	—	—	(19,438)	—	(19,438)
Shares distributed at cost	—	—	14,584	—	—	—	14,584	—	14,584
Reserve for equity compensation plans	—	—	—	4,187	—	—	4,187	—	4,187
Fair value of shares issued under equity
compensation plans	—	—	—	(15,054)	—	—	(15,054)	—	(15,054)
Balances as of December 31, 2015	13,800	3,816,079	(31,938)	3,263	548,458	2,000,642	6,350,304	32,560	6,382,864

Net income	—	—	—	—	—	772,439	772,439	—	772,439
Change in unrealized investment gains and losses, net of tax	—	—	—	—	48,664	—	48,664	—	48,664
Deconsolidation of variable interest entities	—	—	—	—	—	—	—	(32,560)	(32,560)
Dividends to stockholder	—	—	—	—	—	(550,722)	(550,722)	—	(550,722)
Shares acquired at cost	—	—	(2,272)	—	—	—	(2,272)	—	(2,272)
Shares distributed at cost	—	—	11,524	—	—	—	11,524	—	11,524
Reserve for equity compensation plans	—	—	—	2,522	—	—	2,522	—	2,522
Balances as of December 31, 2016	13,800	3,816,079	(22,686)	5,785	597,122	2,222,359	6,632,459	—	6,632,459

Net income	—	—	—	—	—	402,780	402,780	—	402,780
Change in unrealized investment gains and losses, net of tax	—	—	—	—	495,852	—	495,852	—	495,852
Dividends to stockholder	—	—	—	—	—	(600,487)	(600,487)	—	(600,487)
Shares acquired at cost	—	—	(2,392)	—	—	—	(2,392)	—	(2,392)
Shares distributed at cost	—	—	6,227	—	—	—	6,227	—	6,227
Reserve for equity compensation plans	—	—	—	4,464	—	—	4,464	—	4,464
Balances as of December 31, 2017	$13,800	$3,816,079	$(18,851)	$10,249	$1,092,974	$2,024,652	$6,938,903	$—	$6,938,903

See accompanying Notes to Consolidated Financial Statements.

5

Jackson National Life Insurance Company and Subsidiaries
Consolidated Statements of Cash Flows
(In thousands)

	Years Ended December 31,
	2017	2016	2015
Cash flows from operating activities:
Net income	$402,780	$772,439	$1,413,981
Adjustments to reconcile net income to net cash provided by
operating activities:
Net realized losses (gains) on investments	50,663	(349,204)	(34,191)
Net losses on derivatives	3,130,445	3,713,938	1,339,369
Interest credited on other contract holder funds, gross	1,558,057	1,570,709	1,529,137
Mortality, expense and surrender charges	(671,593)	(704,343)	(730,782)
Amortization of discount and premium on investments	16,539	28,037	39,713
Deferred income tax expense (benefit)	525,481	(771,586)	33,701
Share-based compensation	70,810	30,012	50,083
Change in:
Accrued investment income	77,774	12,655	1,704
Deferred sales inducements and acquisition costs	(912,250)	(1,083,309)	(465,937)
Trading portfolio activity, net	281,664	(129,968)	245,264
Income tax accruals	(204,405)	330,807	(452,016)
Other assets and liabilities, net	705,115	(570,959)	295,502
Net cash provided by operating activities	5,031,080	2,849,228	3,265,528

Cash flows from investing activities:
Sales, maturities and repayments of:
Fixed maturities	9,771,562	11,005,017	7,941,581
Commercial mortgage loans	1,401,641	1,151,212	1,159,080
Purchases of:
Fixed maturities	(6,546,920)	(10,841,032)	(8,720,419)
Commercial mortgage loans	(2,358,647)	(2,196,376)	(1,596,503)
Other investing activities	(4,532,283)	(3,706,102)	(816,079)
Net cash used in investing activities	(2,264,647)	(4,587,281)	(2,032,340)

Cash flows from financing activities:
Policyholders' account balances:
Deposits	21,854,967	21,747,583	27,030,772
Withdrawals	(17,948,260)	(15,178,565)	(14,530,207)
Net transfers to separate accounts	(5,406,328)	(5,991,929)	(11,886,621)
Net (payments on) proceeds from repurchase agreements	(411,857)	411,857	(289,625)
Net proceeds from (payments on) Federal Home Loan Bank notes	99,999	500,000	(200,000)
Net (payments on) proceeds from debt	(5,896)	(5,039)	18,191
Shares held in trust at cost, net	3,835	9,252	(4,854)
Payment of cash dividends to Parent	(600,000)	(550,000)	(710,000)
Net cash (used in) provided by financing activities	(2,413,540)	943,159	(572,344)

Net increase (decrease) in cash and cash equivalents	352,893	(794,894)	660,844

Cash and cash equivalents, beginning of year	1,265,041	2,059,935	1,399,091
Cash and cash equivalents, end of year	$1,617,934	$1,265,041	$2,059,935

Supplemental Cash Flow Information
Income tax (received) paid	$(13,212)	$335,000	$766,000
Interest paid	$21,237	$20,816	$20,943

See accompanying Notes to Consolidated Financial Statements.

6

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2017 and 2016

1.	Business and Basis of Presentation

Jackson National Life Insurance Company (the “Company” or “Jackson”) is wholly owned by Brooke Life Insurance Company (“Brooke Life” or the “Parent”), which is ultimately a wholly owned subsidiary of Prudential plc (“Prudential”), London, England. Jackson, together with its New York life insurance subsidiary, is licensed to sell group and individual annuity products (including immediate, index linked and deferred fixed annuities and variable annuities), guaranteed investment contracts (“GICs”) and individual life insurance products, including variable universal life, in all 50 states and the District of Columbia.

The consolidated financial statements include accounts, after the elimination of intercompany accounts and transactions, of the following:

•
Life insurers: Jackson and its wholly owned subsidiaries Jackson National Life Insurance Company of New York (“JNY”), Squire Reassurance Company LLC (“Squire Re”), Squire Reassurance Company II, Inc. (“Squire Re II”), VFL International Life Company SPC, LTD and Jackson National Life (Bermuda) LTD;

•
Wholly owned broker-dealer, investment management and investment advisor subsidiaries: Jackson National Life Distributors, LLC, Jackson National Asset Management, LLC, Curian Clearing, LLC (“Curian Clearing”), and Curian Capital, LLC (“Curian Capital”);

•	PGDS (US One) LLC (“PGDS”), a wholly owned subsidiary that provides information technology services to Jackson and certain affiliates;

•	Other insignificant wholly owned subsidiaries; and

•	Other insignificant partnerships, limited liability companies and variable interest entities (“VIEs”) in which Jackson is deemed the primary beneficiary.

In 2015, Jackson announced that Curian Capital would no longer accept new business effective July 31, 2015. Curian Capital continued to actively manage existing accounts into early 2016 to accommodate financial professionals and clients in their transition. The Curian Capital separately managed account program terminated on February 19, 2016 and Curian Capital de-registered as a Securities and Exchange Commission (“SEC”) regulated investment advisor in October 2016. Curian Clearing, which had served exclusively as the clearing broker-dealer for the Curian Capital separately managed account program, de-registered as a SEC regulated broker-dealer on September 13, 2017.

Basis of Presentation
The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”). Intercompany accounts and transactions have been eliminated upon consolidation. Certain amounts in the 2016 notes to the consolidated financial statements have been reclassified to conform to the 2017 presentation.

The preparation of the consolidated financial statements in conformity with GAAP requires the use of estimates and assumptions about future events that affect the amounts reported in the consolidated financial statements and the accompanying notes. Significant estimates or assumptions, as further discussed in the notes, include: 1) valuation of investments and derivative instruments, including fair values of securities deemed to be in an illiquid market and the determination of when an impairment is other-than-temporary; 2) assessments as to whether certain entities are variable interest entities, the existence of reconsideration events and the determination of which party, if any, should consolidate the entity; 3) assumptions impacting estimated future gross profits, including but not limited to, policyholder behavior, mortality rates, expenses, investment returns and policy crediting rates, used in the calculation of amortization of deferred acquisition costs and deferred sales inducements; 4) assumptions used in calculating policy reserves and liabilities, including but not limited to, policyholder behavior, mortality rates, expenses, investment returns and policy crediting rates; 5) assumptions as to future earnings levels being sufficient to realize deferred tax benefits; 6) estimates related to establishment of loan loss reserves, allowances on receivables, liabilities for lawsuits and state guaranty fund assessments; 7) assumptions and estimates associated with the Company’s tax positions which impact the amount of recognized tax benefits recorded by the Company; 8) value of guaranteed benefits; and 9) value of business acquired, its recoverability and amortization. These estimates and assumptions are based on management’s best estimates and judgments. Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors deemed appropriate. As facts and circumstances dictate, these estimates and assumptions may be adjusted. Since future events and their effects cannot be determined with precision, actual results could differ significantly from these estimates. Changes in estimates, including those resulting from continuing changes in the economic environment, will be reflected in the consolidated financial statements in the periods the estimates are changed.

7

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2017 and 2016

2.	Summary of Significant Accounting Policies

Changes in Accounting Principles - Adopted in Current Year
In October 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Updates (“ASU”) No. 2016-17, “Consolidation: Interests held through Related Parties that are under Common Control.” Under ASU No. 2016-17, if a decision maker is required to evaluate whether it is the primary beneficiary of a VIE, it will need to consider only its proportionate indirect interest in the VIE held through a common control party. The previous guidance directed the decision maker to treat the common control party’s interest in the VIE as if the decision maker held the interest itself. Effective January 1, 2017, the Company adopted ASU No. 2016-17 with no material impact on the Company’s consolidated financial statements.

In March 2016, the FASB issued ASU No. 2016-09, “Compensation - Stock Compensation: Improvements to Employee Share-Based Payment Accounting,” which simplifies employee share-based payment accounting. These amendments require all income tax effects of awards to be recognized in the income statement when the awards vest or are settled rather than through additional paid-in capital. The amendments also permit an employer to repurchase an employee’s shares at the maximum statutory tax rate in the employee’s applicable jurisdiction for tax withholding purposes without triggering liability accounting. In addition, the amendments permit entities to make a one-time accounting policy election to account for forfeitures as they occur. Effective January 1, 2017, the Company adopted ASU No. 2016-09 prospectively with no material impact on the Company’s consolidated financial statements.

In January 2015, the FASB issued ASU No. 2015-01, “Extraordinary and Unusual Items: Simplifying Income Statement Presentation by Eliminating the Concept of Extraordinary Items,” which eliminates the concept of extraordinary items. Effective January 1, 2017, the Company adopted ASU No. 2015-01 with no impact on the Company’s consolidated financial statements.

In August 2014, the FASB issued ASU No. 2014-15, “Presentation of Financial Statements - Going Concern,” which defines management’s responsibility to evaluate whether there is substantial doubt about the organization’s ability to continue as a going concern and to provide related disclosures in the footnotes. Management is required to evaluate for each annual period whether it is probable that the entity will not be able to meet its obligations as they become due within one year after the date that financial statements are issued, or available to be issued. Effective January 1, 2017, the Company adopted ASU No. 2014-15 with no impact on the Company’s consolidated financial statements.

Changes in Accounting Principles - Issued but Not Yet Adopted
In February 2018, the FASB issued ASU No. 2018-02, “Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income,” which provides an option to reclassify stranded tax effects within accumulated other comprehensive income (“AOCI”) to retained earnings in each period in which the effect of the change in the U.S. federal corporate income tax rate in the Tax Cuts and Jobs Act (the “Tax Act”) is recorded.  ASU No. 2018-02 is effective for fiscal years beginning after December 15, 2018, and should be applied either in the period of adoption or retrospectively to each period in which the effect of the change in the Tax Act is recognized. Early adoption is permitted.  The Company expects to adopt ASU No. 2018-02 effective January 1, 2018, which will result in the retrospective reclassification of $141.0 million of stranded tax effects from AOCI to retained earnings within the Company’s consolidated financial statements and disclosures.

In August 2017, the FASB issued ASU No. 2017-12, “Derivatives and Hedging - Targeted Improvements to Accounting for Hedging Activities,” which changes the recognition and presentation requirements of hedge accounting. ASU No. 2017-12 is effective for annual periods beginning after December 15, 2018. Early adoption is permitted. The adoption of ASU No. 2017-12 is not expected to have an impact on the Company’s consolidated financial statements, as the Company does not intend to elect hedge accounting.

In March 2017, the FASB issued ASU No. 2017-08, “Receivables - Nonrefundable Fees and Other Costs: Premium Amortization on Purchased Callable Debt Securities,” which requires that certain premiums on callable debt securities be amortized to the earliest call date. ASU No. 2017-08 is effective for annual periods beginning after December 15, 2018. Early adoption is permitted. The adoption of ASU No. 2017-08 is not expected to have a material impact on the Company’s consolidated financial statements.

8

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2017 and 2016

In November 2016, the FASB issued ASU No. 2016-18, “Statement of Cash Flows - Restricted Cash,” which requires that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. ASU No. 2016-18 is effective for annual periods beginning after December 15, 2018, and should be applied retrospectively for all periods presented. Early adoption is permitted. The adoption of ASU No. 2016-18 is not expected to have a material impact on the Company’s consolidated financial statements.

In August 2016, the FASB issued ASU No. 2016-15, “Statement of Cash Flows - Classification of Certain Cash Receipts and Cash Payments,” which clarifies the classification of eight specific cash flow issues in an entity’s statement of cash flows where it was determined there is diversity in practice. ASU No. 2016-15 is effective for annual periods beginning after December 15, 2018, and should be applied retrospectively for all periods presented. Early adoption is permitted. The adoption of ASU No. 2016-15 is not expected to have a material impact on the Company’s consolidated financial statements, as the requirements are presentational only within the statement of cash flows.

In June 2016, the FASB issued ASU No. 2016-13, “Financial Instruments - Credit Losses: Measurement of Credit Losses on Financial Instruments,” which provides a new current expected credit loss model to account for credit losses on certain financial assets and off-balance sheet exposures. The model requires an entity to estimate lifetime credit losses related to such financial assets and exposures based on relevant information about past events, current conditions, and reasonable and supportable forecasts that affect the collectability of the reported amount. The guidance also modifies the current other-than-temporary impairment guidance for available-for-sale debt securities to require the use of an allowance rather than a direct write down of the investment, and replaces existing guidance for purchased credit deteriorated loans and debt securities. ASU No. 2016-13 is effective for annual reporting periods beginning after December 15, 2020. Early adoption is permitted for annual periods beginning after December 15, 2018. The Company is currently assessing the impact of the guidance on the Company’s consolidated financial statements and disclosures.

In February 2016, the FASB issued ASU No. 2016-02, “Leases,” which establishes a new accounting model for leases. Lessees will recognize most leases on the balance sheet as a right-of-use asset and a related lease liability. The lease liability is measured as the present value of the lease payments over the lease term with the right-of-use asset measured at the lease liability amount and includes adjustments for certain lease incentives and initial direct costs. Lease expense recognition will continue to differentiate between finance leases and operating leases resulting in a similar pattern of lease expense recognition as under current guidance. ASU No. 2016-02 is effective for annual periods beginning after December 15, 2018, and a modified retrospective transition approach is required for leases existing at, or entered into after, the beginning of the earliest comparative period presented in the consolidated financial statements. Early adoption is permitted. The Company is currently assessing the impact of the guidance on the Company’s consolidated financial statements and disclosures.

In January 2016, the FASB issued ASU No. 2016-01, “Financial Instruments - Overall: Recognition and Measurement of Financial Assets and Financial Liabilities,” which revises an entity’s accounting related to the classification and measurement of certain equity investments and the presentation of certain fair value changes for financial liabilities measured at fair value. The guidance also amends certain disclosure requirements associated with the fair value of financial instruments. ASU No. 2016-01 is effective for annual periods beginning after December 15, 2017, and should be adopted in the financial statements through a cumulative effect adjustment to the beginning balance of retained earnings. Early adoption is generally not permitted, except as defined in the ASU. The adoption of ASU No. 2016-01 will not have a material impact on the Company’s consolidated financial statements and disclosures.

In May 2014, the FASB issued ASU No. 2014-09, “Revenue from Contracts with Customers,” which specifies the accounting treatment for all revenue arising from contracts with customers, and creates a new Topic 606 in the FASB Accounting Standards Codification. This standard, together with subsequent amendments to Topic 606, establishes the core principle of recognizing revenue to depict the transfer of promised goods or services in an amount that reflects the consideration the entity expects to be entitled in exchange for those goods or services. The FASB defines a five-step process which systematically identifies the various components of the revenue recognition process, culminating with the recognition of revenue upon satisfaction of an entity’s performance obligation. The guidance also requires additional disclosures about the nature, amount, timing and uncertainty of revenue and cash flows arising from customer contracts, including significant judgments and changes in judgments and assets recognized from cost incurred to obtain or fulfill a contract. This guidance does not apply to contracts within the scope of Accounting Standards Codification Topic 944, “Financial Services - Insurance.” ASU No. 2014-09 is effective retrospectively for periods beginning after December 15,

9

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2017 and 2016

2017. For those revenue streams within the scope of this Standard, there is no change to the timing of revenue recognition and, therefore, there is no impact on the Company’s financial statements. Upon adoption, the Company will include the required additional disclosures, where applicable.

Comprehensive Income
Comprehensive income includes all changes in stockholder’s equity (except those arising from transactions with owners/stockholders) and, in the Company’s case, includes net income and net unrealized gains or losses on available for sale securities.

Investments
Fixed maturities consist primarily of bonds, notes, and asset-backed securities. Acquisition discounts and premiums on fixed maturities are amortized into investment income through call or maturity dates using the effective interest method. Discounts and premiums on asset-backed securities are amortized over the estimated redemption period. Certain asset-backed securities are considered to be other than high quality or otherwise deemed to be high-risk, meaning the Company might not recover substantially all of its recorded investment due to unanticipated prepayment events. For these securities, changes in investment yields due to changes in estimated future cash flows are accounted for on a prospective basis. The carrying value of such securities was $365.7 million and $415.4 million as of December 31, 2017 and 2016, respectively.

Fixed maturities are generally classified as available for sale and are carried at fair value. For declines in fair value considered to be other-than-temporary, an impairment charge reflecting the difference between the amortized cost basis and fair value is included in net realized losses on investments. If management believes the Company does not intend to sell the security and is not more likely than not to be required to sell the security prior to recovery of its amortized cost basis, an amount representing the non-credit related portion of a loss is reclassified out of net realized losses on investments and into other comprehensive income. In determining whether an other-than-temporary impairment has occurred, and in calculating the non-credit related component of the total impairment loss, the Company considers a number of factors, which are further described in Note 3.

Equity securities are classified as trading. Trading securities are carried at fair value with changes in value included in net investment income.

Commercial mortgage loans are carried at the aggregate unpaid principal balance, adjusted for any applicable unamortized discount or premium, impairments or allowance for loan losses.

On a periodic basis, the Company assesses the commercial mortgage loan portfolio for the need for an allowance for loan losses. In determining its allowance for loan losses, the Company evaluates each loan to determine if it is probable that amounts due according to the contractual terms of the loan agreement will not be collected. The allowance includes loan specific reserves for loans that are determined to be non-performing as a result of this loan review process and a portfolio reserve for probable incurred but not specifically identified losses for performing loans. The loan specific portion of the loss allowance is based on the Company’s assessment as to ultimate collectability of loan principal and interest, or other value expected in lieu of loan principal and interest. This review contemplates a variety of factors which may include, but are not limited to, current economic conditions, the physical condition of the property, the financial condition of the borrower, and the near and long-term prospects for change in these conditions. In determining the portfolio reserve for incurred but not specifically identified losses, Jackson considers the current credit composition of the portfolio based on the results of its loan modeling analysis, which considers property type, default statistics, historical losses and other relevant factors to determine probability of default and other default loss estimates. Model assumptions are updated each quarter and, based upon actual loan experience, are considered together with other relevant qualitative factors in making the final portfolio reserve calculations. The valuation allowance for commercial mortgage loans can increase or decrease from period to period based on these factors. Changes in the allowance for loan losses are recorded in net investment income.

Separately, the Company also reviews individual loans in the portfolio for impairment based on an assessment of the factors identified above. Impairment charges recognized are recorded initially against the established loan loss allowance and, if necessary, any additional amounts are recorded as realized losses. As deemed necessary based on cash flow expectations and other factors, Jackson may place loans on non-accrual status. In this case, all cash received is applied against the carrying value of the loan.

10

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2017 and 2016

Policy loans are loans the Company issues to contract holders that use the cash surrender value of their life insurance policy or annuity contract as collateral. The Company elected the fair value option upon acquisition of policy loans held as collateral for reinsurance, further described below. At December 31, 2017 and 2016, $3.4 billion and $3.3 billion, respectively, of these loans were carried at fair value, which the Company believes is equal to the unpaid principal balances plus accrued investment income. At both December 31, 2017 and 2016, the Company had $1.2 billion of policy loans not held as collateral for reinsurance, which were carried at the unpaid principal balances.

Other invested assets primarily include investments in limited partnerships and real estate. The Company has elected the fair value option for limited partnerships, which is consistent with the role of these investments within the investment portfolio. Carrying values for limited partnership investments are determined by using the proportion of the Company’s investment in each fund (Net Asset Value (“NAV”) equivalent) as a practical expedient for fair value.

Real estate is carried at the lower of depreciated cost or fair value.

In 2015, the Company held interests in VIEs that represented primary beneficial interests. These consolidated VIEs were comprised of entities structured to hold and manage investments. Upon adoption of ASU No. 2015-02 in 2016, these VIEs were deconsolidated.

Realized gains and losses on sales of investments are recognized in income at the date of sale and are determined using the specific cost identification method.

The Company elected the fair value option for certain assets which are held as collateral for reinsurance, as further described below. Accordingly, the Company established a funds held liability, for which the Company also elected the fair value option. The value of the funds held liability is equal to the fair value of the assets held as collateral. The income and any changes in unrealized gains and losses on these assets and the corresponding funds held liability are included in net investment income and have no impact on the Company’s consolidated income statements.

The changes in unrealized gains and losses on certain investments that are classified as available for sale and the non-credit related portion of other-than-temporary impairment charges are excluded from net income and included as a component of other comprehensive income and total equity, net of tax and the effect of the adjustment for deferred acquisition costs and deferred sales inducements. The changes in unrealized gains and losses on investments for which Jackson elected the fair value option are included in net investment income.

Derivative Instruments and Embedded Derivatives
The Company enters into financial derivative transactions, including, but not limited to, swaps, put-swaptions, futures and options to reduce and manage business risks. These transactions manage the risk of a change in the value, yield, price, cash flows, credit quality or degree of exposure with respect to assets, liabilities or future cash flows which the Company has acquired or incurred. The Company manages the potential credit exposure for over-the-counter derivative contracts through careful evaluation of the counterparty credit standing, collateral agreements, and master netting agreements. The Company is exposed to credit-related losses in the event of nonperformance by counterparties, however, it does not anticipate nonperformance. There were no charges due to nonperformance by derivative counterparties in 2017, 2016, or 2015.

The Company generally uses freestanding derivative instruments for hedging purposes. Additionally, certain liabilities, primarily trust instruments supported by funding agreements, fixed index annuities and guarantees offered in connection with variable annuities issued by the Company, may contain embedded derivatives. Further details regarding Jackson’s derivative positions are included in Note 4. The Company generally does not account for freestanding derivatives as either fair value or cash flow hedges as might be permitted if specific hedging documentation requirements were followed. Financial derivatives, including derivatives embedded in certain host liabilities that have been separated for accounting and financial reporting purposes, are carried at fair value. The results from freestanding derivative instruments and embedded derivatives, including net payments, realized gains and losses and changes in value, are reported in net income, as further detailed in Note 4.

Cash and Cash Equivalents
Cash and cash equivalents primarily include money market instruments and bank deposits.

11

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2017 and 2016

Fair Value Measurement
Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. All financial assets and liabilities measured at fair value are required to be classified into one of the following categories:

Level 1
Observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date. Level 1 securities include U.S. Treasury securities and exchange traded equity securities and derivative instruments.

Level 2
Observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Most fixed maturity securities that are model priced using observable inputs are classified within Level 2. Also included are freestanding and embedded derivative instruments that are priced using models with observable market inputs.

Level 3
Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Embedded derivatives that are valued using unobservable inputs are included in Level 3. Because Level 3 fair values, by their nature, contain unobservable market inputs, considerable judgment may be used to determine the Level 3 fair values. Level 3 fair values represent the Company’s best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

In many situations, inputs used to measure the fair value of an asset or liability may fall into different levels of the fair value hierarchy. In these situations, the Company determines the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value. As a result, both observable and unobservable inputs may be used in the determination of fair values that the Company has classified within Level 3.

The Company determines the fair values of certain financial assets and liabilities based on quoted market prices, where available. The Company may also determine fair value based on estimated future cash flows discounted at the appropriate current market rate. When appropriate, fair values reflect adjustments for counterparty credit quality, the Company’s credit standing, liquidity and risk margins on unobservable inputs.

Where quoted market prices are not available, fair value estimates are made at a point in time, based on relevant market data, as well as the best information about the individual financial instrument. At times, illiquid market conditions may result in inactive markets for certain of the Company’s financial instruments. In such instances, there may be no or limited observable market data for these assets and liabilities. Fair value estimates for financial instruments deemed to be in an illiquid market are based on judgments regarding current economic conditions, liquidity discounts, currency, credit and interest rate risks, loss experience and other factors. These fair values are estimates and involve considerable uncertainty and variability as a result of the inputs selected and may differ materially from the values that would have been used had an active market existed. As a result of market inactivity, such calculated fair value estimates may not be realizable in an immediate sale or settlement of the instrument. In addition, changes in the underlying assumptions used in the fair value measurement technique could significantly affect these fair value estimates.

Refer to Note 5 for further discussion of the methodologies used to determine fair values of the Company’s financial instruments.

Deferred Acquisition Costs
Under current accounting guidance, certain costs that are directly related to the successful acquisition of new or renewal insurance business can be capitalized as deferred acquisition costs. These costs primarily pertain to commissions and certain costs associated with policy issuance and underwriting. All other acquisition costs are expensed as incurred.

Deferred acquisition costs are increased by interest thereon and amortized into income in proportion to anticipated premium revenues for traditional life policies and in proportion to estimated gross profits, including realized gains and losses and derivative movements, for annuities and interest-sensitive life products. Due to volatility of certain factors that affect gross profits, including realized capital gains and losses and derivative movements, amortization may be a benefit

12

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2017 and 2016

or a charge in any given period. In the event of negative amortization, the related deferred acquisition cost balance is capped at the initial amount capitalized, plus interest. Unamortized deferred acquisition costs are written off when a contract is internally replaced and substantially changed.

As certain fixed maturities available for sale are carried at fair value, an adjustment is made to deferred acquisition costs equal to the change in amortization that would have occurred if such securities had been sold at their stated fair value and the proceeds reinvested at current yields. This adjustment, along with the change in net unrealized gains (losses) on fixed maturities available for sale, net of applicable tax, is credited or charged directly to equity as a component of other comprehensive income. At December 31, 2017 and 2016, deferred acquisition costs decreased by $301.3 million and $216.4 million, respectively, to reflect this adjustment.

For variable annuity business, the Company employs a mean reversion methodology that is applied with the objective of adjusting the amortization of deferred acquisition costs that would otherwise be highly volatile due to fluctuations in the level of future gross profits arising from changes in equity market levels.  The mean reversion methodology achieves this objective by applying a dynamic adjustment to the assumption for short-term future investment returns. Under this methodology, the projected returns for the next five years are set such that, when combined with the actual returns for the current and preceding two years, the average rate of return over the eight-year period is 7.4% for both 2017 and 2016, after investment management fees. The mean reversion methodology does, however, include a cap and a floor of 15% and 0% per annum, respectively, on the projected return for each of the next five years. At December 31, 2017 and 2016, projected returns under mean reversion were within the range bound by the 15% cap and 0% floor. At December 31, 2017 and 2016, projected returns after the next five years were set at 7.4%.

Deferred acquisition costs are reviewed periodically to ensure that the unamortized portion does not exceed the expected recoverable amounts. Any amount deemed unrecoverable is written off with a charge through deferred acquisition costs amortization. No such write-offs were required for 2017, 2016, and 2015. During 2016, and 2015, certain amounts related to life products were adjusted, resulting in an additional $20 million, and $75 million, respectively, in deferred acquisition cost amortization.

Deferred Sales Inducements
Under current accounting guidance, certain sales inducement costs that are directly related to the successful acquisition of new or renewal insurance business can be capitalized as deferred sales inducement costs. Bonus interest on deferred fixed annuities and contract enhancements on fixed index annuities and variable annuities are capitalized as deferred sales inducements and included in other assets. Deferred sales inducements are increased by interest thereon and amortized into income in proportion to estimated gross profits, including realized capital gains and losses and derivative movements. Due to volatility of certain factors that affect gross profits, including realized capital gains and losses and derivative movements, amortization may be a benefit or a charge in any given period. In the event of negative amortization, the related deferred sales inducements balance is capped at the initial amount capitalized, plus interest. Unamortized deferred sales inducements are written off when a contract is internally replaced and substantially changed.

As certain fixed maturities available for sale are carried at fair value, an adjustment is made to deferred sales inducements equal to the change in amortization that would have occurred if such securities had been sold at their stated fair value and the proceeds reinvested at current yields. This adjustment, along with the change in net unrealized gains (losses) on fixed maturities available for sale, net of applicable tax, is credited or charged directly to equity as a component of other comprehensive income. At December 31, 2017 and 2016, deferred sales inducements decreased by $55.0 million and $37.5 million, respectively, to reflect this adjustment.

For variable annuity business, the Company employs the same mean reversion methodology as is employed for deferred acquisition costs as described above.

Deferred sales inducements are reviewed periodically to ensure that the unamortized portion does not exceed the expected recoverable amounts. Any amount deemed unrecoverable is written off with a charge through deferred sales inducements amortization. No such write-offs were required for 2017, 2016, and 2015.

Actuarial Assumption Changes (Unlocking)
Annually, or as circumstances warrant, the Company conducts a comprehensive review of the assumptions used for its estimates of future gross profits underlying the amortization of deferred acquisition costs and deferred sales inducements,

13

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2017 and 2016

as well as the valuation of the embedded derivatives and reserves for life insurance and annuity products with living benefit and death benefit guarantees.  These assumptions include, but may not be limited to, policyholder behavior, mortality rates, expenses, investment returns and policy crediting rates. Based on this review, the cumulative balances of deferred acquisition costs, deferred sales inducements and life and annuity guaranteed benefit reserves are adjusted with a corresponding benefit or charge to net income. Additionally, in 2017, the Company implemented an enhancement to the method for incorporating own credit risk in the discounting of embedded derivative cash flows. The impact of the enhancement reduced reserves by $558 million, net of deferred acquisition costs.

Reinsurance and Funds Held Under Reinsurance Treaties
The Company enters into assumed and ceded reinsurance agreements with other companies in the normal course of business.  Ceded reinsurance agreements are reported on a gross basis on the Company’s consolidated balance sheets as an asset for amounts recoverable from reinsurers or as a component of other assets or liabilities for amounts, such as premiums, owed to or due from reinsurers.  Reinsurance assumed and ceded premiums and benefits paid or provided are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.  Premium income and benefit expenses are reported net of reinsurance assumed and ceded.

The Company has three retrocession reinsurance agreements (“retro treaties”) with Swiss Reinsurance Company Ltd. (“SRZ”). Pursuant to these retro treaties, the Company ceded to SRZ on a 100% coinsurance basis, subject to pre-existing reinsurance with other parties, certain blocks of business.

As a result of these retro treaties, the Company holds certain assets, primarily in the form of policy loans and fixed maturities, as collateral for the reinsurance recoverable. Investment income and realized gains or losses earned on assets held as collateral are paid by the Company to SRZ, pursuant to the terms of the treaties. Investment income and realized gains and losses are reported net of investment income and realized gains and losses on funds held under reinsurance treaties, with no net impact on the Company’s consolidated income statements.

The income credited to SRZ on the funds held for the retro treaties is based on the income earned on those assets, which results in an embedded derivative (total return swap). However, the Company elected the fair value option for the funds held liability, which is carried at fair value with changes in fair value reported in net investment income. Accordingly, the embedded derivative is not bifurcated or separately valued.

Receivables from Affiliates
Effective December 30, 2016, the Company executed a reserve financing transaction, whereby, for statutory reporting, the risk on $319.0 million of statutory basis redundant term life reserves was transferred to a third-party reinsurer. In conjunction with the transaction, Squire Re II financed the excess reserves through a surplus note (the “Squire Surplus Note”) issued to an affiliate, Brier Capital LLC (“Brier”), in return for a note receivable from Brier (the “Financing Note”). Quarterly interest payments due under the Financing Note and the Squire Surplus Note are offset against each other and only the net amounts are due. The outstanding principal on the Financing Note and the Squire Surplus Note, each initially $344 million, are expected to increase or decrease in relation to changes in the excess reserves financed. The Financing Note, reported in Receivables from Affiliates, matures December 30, 2031 and bears interest at 4.00%. The outstanding balance of both the Financing Note and the Squire Surplus Note was $307.4 million at December 31, 2017.

Jackson provides a revolving credit facility to Jackson Holdings, LLC, an upstream holding company. The outstanding balance at December 31, 2017 and 2016 was $1.5 million and $0.1 million, respectively.

Value of Business Acquired
The Company has an intangible asset representing the value of business acquired (“VOBA”), which is included in other assets. In connection with the acquisition of insurance policies and investment contracts, a portion of the purchase price is assigned to the right to receive future gross profits from the acquired insurance policies and investment contracts. This intangible asset, or VOBA, represents the actuarially estimated present value of future cash flows from the acquired policies. The Company established a VOBA intangible asset for previously acquired traditional life insurance products and deferred annuity contracts. This intangible asset is amortized over the life of the business, which approximates 20 years. The unamortized VOBA balance is subject to recoverability testing at the end of each reporting period to ensure that the balance does not exceed the present value of anticipated gross profits.

14

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2017 and 2016

Income Taxes
The Company files income tax returns with the U.S. federal government and various state and local jurisdictions, as well as certain foreign jurisdictions.

Jackson files a consolidated federal income tax return with Brooke Life, Jackson National Life Insurance Company of New York and, beginning in 2016, Squire Re II. Jackson National Life (Bermuda) LTD and VFL International Life Company SPC, LTD are taxed as controlled foreign corporations of Jackson. With the exception of several insignificant wholly owned subsidiaries that are not included in the Jackson consolidated tax return, all other subsidiaries are limited liability companies with all of their interests owned by Jackson. Accordingly, they are not considered separate entities for income tax purposes and, therefore, are taxed as part of the operations of Jackson. Income tax expense is the lesser of the amount calculated on a separate company basis or Jackson’s pro-rata share of the actual liability as determined under the consolidated return taking into account only Jackson and Brooke Life.

Deferred federal income taxes arise from the recognition of temporary differences between the basis of assets and liabilities determined for financial reporting purposes and the basis determined for income tax purposes. Such temporary differences are principally related to the effects of recording certain invested assets at market value, the deferral of acquisition costs and sales inducements and the provisions for future policy benefits and expenses. Deferred tax assets and liabilities are measured using the tax rates expected to be in effect when such benefits are realized. Jackson is required to test the value of deferred tax assets for realizability. Deferred tax assets are reduced by a valuation allowance if, based on the weight of available positive and negative evidence, it is more likely than not that some portion, or all, of the deferred tax assets will not be realized. In determining the need for a valuation allowance, the Company considers the carryback eligibility of losses, reversal of existing temporary differences, estimated future taxable income and tax planning strategies.

The determination of the valuation allowance for Jackson’s deferred tax assets requires management to make certain judgments and assumptions regarding future operations that are based on historical experience and expectations of future performance. In order to recognize a tax benefit in the consolidated financial statements, there must be a greater than fifty percent chance of success of the Company’s position being sustained by the relevant taxing authority with regard to that tax position. Management’s judgments are potentially subject to change given the inherent uncertainty in predicting future performance, which is impacted by such factors as policyholder behavior, competitor pricing and other specific industry and market conditions.

The Company recognizes accrued interest and penalties, if any, related to unrecognized tax benefits as a component of tax expense.

Reserves for Future Policy Benefits and Claims Payable and Other Contract Holder Funds
For traditional life insurance contracts, which include term and whole life, reserves for future policy benefits are determined using the net level premium method and assumptions as of the issue date or acquisition date as to mortality, interest, persistency and expenses, plus provisions for adverse deviations. These assumptions are not unlocked unless the reserve is determined to be deficient. Interest rate assumptions range from 2.5% to 6.0%. Lapse, mortality, and expense assumptions are based primarily on Company experience. The Company’s liability for future policy benefits also includes net liabilities for guaranteed benefits related to certain nontraditional long-duration life and annuity contracts, which are further discussed in Note 9.

In conjunction with a prior acquisition, the Company recorded a fair value adjustment related to certain annuity and interest sensitive liability blocks of business to reflect the cost of the interest guarantees within the inforce liabilities, based on the difference between the guaranteed interest rate and an assumed new money guaranteed interest rate. This adjustment was recorded in reserves for future policy benefits and claims payable. This component of the acquired reserves is reassessed at the end of each period, taking into account changes in the inforce block. Any resulting change in the reserve is recorded as a change in policy reserve through the consolidated income statements.

For the Company’s interest-sensitive life contracts, liabilities approximate the policyholder’s account value, plus the remaining balance of the fair value adjustment related to previously acquired business. For fixed deferred annuities, the liability is the policyholder’s account value, plus the unamortized balance of the above mentioned fair value adjustment. For the fixed option on variable annuities, guaranteed investment contracts and other investment contracts, the liability is the policyholder’s account value. The liability for fixed index annuities is based on three components, 1) the imputed

15

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2017 and 2016

value of the underlying guaranteed host contract, 2) the fair value of the embedded option component of the contract and 3) the liability for guaranteed benefits related to the optional lifetime income rider.

The Company has formed both a special purpose vehicle and a statutory business trust, solely for the purpose of issuing Medium Term Note instruments to institutional investors, the proceeds of which are deposited with the Company and secured by the issuance of funding agreements.

Those Medium Term Note instruments issued in a foreign currency have been economically hedged for changes in exchange rates using cross-currency swaps. The fair value of derivatives embedded in funding agreements, including unrealized foreign currency gains and losses, are included in the carrying value of the trust instruments supported by funding agreements.

Trust instrument liabilities are adjusted to reflect the effects of foreign currency gains and losses using exchange rates as of the reporting date. Foreign currency gains and losses are included in other net investment losses.

Jackson and Squire Re are members of the Federal Home Loan Bank of Indianapolis (“FHLBI”) primarily for the purpose of participating in the bank’s mortgage-collateralized loan advance program with short-term and long-term funding facilities. Members are required to purchase and hold a minimum amount of FHLBI capital stock, plus additional stock based on outstanding advances. Advances are in the form of short-term or long-term notes or funding agreements issued to FHLBI.

The Company’s institutional products business is comprised of the guaranteed investment contracts, funding agreements and FHLBI funding agreement advances described above.

Contingent Liabilities
The Company is a party to legal actions and, at times, regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate their impact on the Company’s financial position. A reserve is established for contingent liabilities if it is probable that a loss has been incurred and the amount is reasonably estimable. It is possible that an adverse outcome in certain of the Company’s contingent liabilities, or the use of different assumptions in the determination of amounts recorded, could have a material effect upon the Company’s financial position. However, it is the opinion of management that the ultimate disposition of contingent liabilities is unlikely to have a material adverse effect on the Company's financial position.

Separate Account Assets and Liabilities
The Company maintains separate account assets, which are reported at fair value.  The related liabilities are reported at an amount equivalent to the separate account assets.  At December 31, 2017 and 2016, the assets and liabilities associated with variable life and annuity contracts were $176.6 billion and $148.8 billion, respectively.  Investment risks associated with market value changes are borne by the contract holders, except to the extent of minimum guarantees made by the Company.  Refer to Note 9 for additional information regarding the Company’s contractual guarantees.  Separate account net investment income, net investment realized and unrealized gains and losses, and the related liability changes are offset within the same line item in the consolidated income statements. Amounts assessed against the contract holders for mortality, variable annuity benefit guarantees, administrative, and other services are reported in revenue as fee income.

Included in the above mentioned assets and liabilities is a Company issued group variable annuity contract designed for use in connection with and issued to the Company’s Defined Contribution Retirement Plan. These deposits are allocated to the Jackson National Separate Account - II, which had balances of $267.7 million and $264.7 million at December 31, 2017 and 2016, respectively. The Company receives administrative fees for managing the funds. These fees are recorded as earned and included in fee income in the consolidated income statements.

Debt
Liabilities for the Company’s debt are primarily carried at an amount equal to the unpaid principal balance.  Original issuance discount or premium and any debt issue costs, if applicable, are recognized as a component of interest expense over the period the debt is expected to be outstanding.  Refer to Note 10 for further information regarding the Company’s debt.

16

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2017 and 2016

Share-Based Compensation
As more fully described in Note 14, the Company has certain share award plans that are either equity settled or liability settled. The Company recognizes compensation expense based on a grant-date award fair value, ratably over the requisite service period of each individual grant, which generally equals the vesting period. Additional compensation expense is recognized based on the change in fair value of the award at the end of each reporting period.

Revenue and Expense Recognition
Premiums for traditional life insurance are reported as revenues when due. Benefits, claims and expenses are associated with earned revenues in order to recognize profit over the lives of the contracts. This association is accomplished through provisions for future policy benefits and the deferral and amortization of certain acquisition costs.

Deposits on interest-sensitive life products and investment contracts, principally deferred annuities and guaranteed investment contracts, are treated as policyholder deposits and excluded from revenue. Revenues consist primarily of investment income and charges assessed against the account value for mortality charges, surrenders, variable annuity benefit guarantees and administrative expenses. Fee income also includes revenues related to asset management fees and certain service fees. Surrender benefits are treated as repayments of the policyholder account. Annuity benefit payments are treated as reductions to the policyholder account. Death benefits in excess of the policyholder account are recognized as an expense when incurred. Expenses consist primarily of the interest credited to policyholder deposits. Underwriting and other direct acquisition expenses are associated with gross profit in order to recognize profit over the life of the business. This is accomplished through deferral and amortization of acquisition costs and sales inducements. Expenses not related to policy acquisition are recognized when incurred.

Investment income is not accrued on securities in default and otherwise where the collection is uncertain. In these cases, receipts of interest on such securities are used to reduce the cost basis of the securities.

Subsequent Events
The Company has evaluated events through March 8, 2018, which is the date the consolidated financial statements were available to be issued.

3.	Investments

Investments are comprised primarily of fixed-income securities and loans, primarily publicly-traded corporate and government bonds, asset-backed securities and commercial mortgage loans. Asset-backed securities include mortgage-backed and other structured securities. The Company generates the majority of its general account deposits from interest-sensitive individual annuity contracts, life insurance products and guaranteed investment contracts on which it has committed to pay a declared rate of interest. The Company's strategy of investing in fixed-income securities and loans aims to ensure matching of the asset yield with the amounts credited to the interest-sensitive liabilities and to earn a stable return on its investments.

Fixed Maturities
The following table sets forth the composition of the fair value of fixed maturities at December 31, 2017, classified by rating categories as assigned by nationally recognized statistical rating organizations (“NRSRO”), the National Association of Insurance Commissioners (“NAIC”), or if not rated by such organizations, the Company’s affiliated investment advisor. At December 31, 2017, the carrying value of investments rated by the Company’s affiliated investment advisor totaled $381.2 million. For purposes of the table, if not otherwise rated higher by a NRSRO, NAIC Class 1 investments are included in the A rating; Class 2 in BBB; Class 3 in BB and Classes 4 through 6 in B and below.

17

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2017 and 2016

Percent of Total
Fixed Maturities
Carrying Value
Investment Rating	December 31, 2017
AAA	19.7%
AA	6.2%
A	35.7%
BBB	35.0%
Investment grade	96.6%
BB	2.2%
B and below	1.2%
Below investment grade	3.4%
Total fixed maturities	100.0%

At December 31, 2017, based on ratings by NRSROs, of the total carrying value of fixed maturities in an unrealized loss position, 79% were investment grade, 4% were below investment grade and 17% were not rated. Unrealized losses on fixed maturities that were below investment grade or not rated were approximately 25% of the aggregate gross unrealized losses on available for sale fixed maturities.

Corporate securities in an unrealized loss position were diversified across industries. As of December 31, 2017, the industries accounting for the larger percentage of unrealized losses included telecom (14% of corporate gross unrealized losses) and consumer goods (12%). The largest unrealized loss related to a single corporate obligor was $7.0 million at December 31, 2017.

18

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2017 and 2016

At December 31, 2017 and 2016, the amortized cost, gross unrealized gains and losses, fair value and non-credit other-than-temporary impairment (“OTTI”) of available for sale fixed maturities, including $116.0 million and $138.6 million in securities carried at fair value under the fair value option, were as follows (in thousands):

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair	Non-credit
December 31, 2017	Cost (1)	Gains	Losses	Value	OTTI (2)
Fixed Maturities
U.S. government securities	$5,652,866	$52,180	$20,373	$5,684,673	$—
Other government securities	842,781	18,105	6,321	854,565	—
Public utilities	4,459,077	314,480	10,424	4,763,133	—
Corporate securities	30,675,364	1,234,667	79,721	31,830,310	—
Residential mortgage-backed	865,339	53,643	5,580	913,402	(26,533)
Commercial mortgage-backed	2,077,960	41,356	6,787	2,112,529	204
Other asset-backed securities	1,293,628	20,938	16,024	1,298,542	(17,635)
Total fixed maturities	$45,867,015	$1,735,369	$145,230	$47,457,154	$(43,964)

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair	Non-credit
December 31, 2016	Cost (1)	Gains	Losses	Value	OTTI (2)
Fixed Maturities
U.S. government securities	$6,796,612	$278	$509,340	$6,287,550	$—
Other government securities	965,661	1,084	21,016	945,729	—
Public utilities	4,465,064	277,588	31,633	4,711,019	—
Corporate securities	31,719,821	1,202,727	221,512	32,701,036	—
Residential mortgage-backed	1,220,368	57,655	9,484	1,268,539	(30,029)
Commercial mortgage-backed	2,690,258	56,603	17,469	2,729,392	296
Other asset-backed securities	1,305,796	19,694	30,004	1,295,486	(17,635)
Total fixed maturities	$49,163,580	$1,615,629	$840,458	$49,938,751	$(47,368)

(1) Amortized cost, apart from the carrying value for securities carried at fair value under the fair value option.
(2) Represents the amount of non-credit OTTI gains (losses) recognized in other comprehensive income on securities for which credit impairments have been recorded.

19

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2017 and 2016

The amortized cost, gross unrealized gains and losses, and fair value of fixed maturities at December 31, 2017, by contractual maturity, are shown below (in thousands). Actual maturities may differ from contractual maturities where securities can be called or prepaid with or without early redemption penalties.

		Gross	Gross
	Amortized(1)	Unrealized	Unrealized
	Cost	Gains	Losses	Fair Value
Due in 1 year or less	$1,298,022	$15,556	$129	$1,313,449
Due after 1 year through 5 years	12,040,633	483,555	9,594	12,514,594
Due after 5 years through 10 years	17,014,638	487,119	54,302	17,447,455
Due after 10 years through 20 years	3,042,808	250,757	16,366	3,277,199
Due after 20 years	8,233,987	382,445	36,448	8,579,984
Residential mortgage-backed	865,339	53,643	5,580	913,402
Commercial mortgage-backed	2,077,960	41,356	6,787	2,112,529
Other asset-backed securities	1,293,628	20,938	16,024	1,298,542
Total	$45,867,015	$1,735,369	$145,230	$47,457,154

(1) Amortized cost, apart from the carrying value for securities carried at fair value under the fair value option.

Securities with a carrying value of $110.7 million and $134.3 million at December 31, 2017 and 2016, respectively, were on deposit with regulatory authorities, as required by law in various states in which business is conducted.

At December 31, 2017 and 2016, fixed maturities include $116.0 million and $124.6 million, respectively, held in trust pursuant to the retro treaties with SRZ.

Residential mortgage-backed securities (“RMBS”) include certain RMBS, which are collateralized by residential mortgage loans and are neither explicitly nor implicitly guaranteed by U.S. government agencies (“non-agency RMBS”). The Company’s non-agency RMBS include investments in securities backed by prime, Alt-A, and subprime loans as follows (in thousands):

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
December 31, 2017	Cost	Gains	Losses	Value
Prime	$171,016	$11,846	$965	$181,897
Alt-A	147,140	23,218	410	169,948
Subprime	143,865	7,861	774	150,952
Total non-agency RMBS	$462,021	$42,925	$2,149	$502,797

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
December 31, 2016	Cost	Gains	Losses	Value
Prime	$228,216	$10,894	$2,109	$237,001
Alt-A	200,077	18,438	1,856	216,659
Subprime	216,120	8,243	2,674	221,689
Total non-agency RMBS	$644,413	$37,575	$6,639	$675,349

The Company defines its exposure to non-agency residential mortgage loans as follows. Prime loan-backed securities are collateralized by mortgage loans made to the highest rated borrowers. Alt-A loan-backed securities are collateralized by mortgage loans made to borrowers who lack credit documentation or necessary requirements to obtain prime borrower rates. Subprime loan-backed securities are collateralized by mortgage loans made to borrowers that have a FICO score of 680 or lower.

20

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2017 and 2016

The following table summarizes the number of securities, fair value and the related amount of gross unrealized losses aggregated by investment category and length of time that individual fixed maturities have been in a continuous loss position (dollars in thousands):

	December 31, 2017			December 31, 2016

	Less than 12 months			Less than 12 months
	Gross			Gross
	Unrealized		# of	Unrealized		# of
	Losses	Fair Value	securities	Losses	Fair Value	securities
U.S. government securities	$6,730	$819,187	6	$509,340	$6,254,301	23
Other government securities	541	50,975	7	20,419	644,616	26
Public utilities	3,909	325,474	26	30,033	901,185	86
Corporate securities	36,783	2,923,660	285	162,756	6,893,553	567
Residential mortgage-backed	533	66,969	31	2,686	205,296	59
Commercial mortgage-backed	2,479	412,621	33	12,632	665,513	54
Other asset-backed securities	2,477	409,700	58	6,006	487,424	72
Total temporarily impaired
securities	$53,452	$5,008,586	446	$743,872	$16,051,888	887

	12 months or longer			12 months or longer
	Gross			Gross
	Unrealized		# of	Unrealized		# of
	Losses	Fair Value	securities	Losses	Fair Value	securities
U.S. government securities	$13,643	$894,138	8	$—	$—	—
Other government securities	5,780	97,883	4	597	7,126	1
Public utilities	6,515	294,916	26	1,600	19,439	6
Corporate securities	42,938	1,513,801	123	58,756	840,610	89
Residential mortgage-backed	5,047	172,512	74	6,798	124,372	52
Commercial mortgage-backed	4,308	148,107	22	4,837	46,937	7
Other asset-backed securities	13,547	250,724	46	23,998	103,207	25
Total temporarily impaired
securities	$91,778	$3,372,081	303	$96,586	$1,141,691	180

	Total			Total
	Gross			Gross
	Unrealized		# of	Unrealized		# of
	Losses	Fair Value	securities	Losses	Fair Value	securities
U.S. government securities	$20,373	$1,713,325	14	$509,340	$6,254,301	23
Other government securities	6,321	148,858	11	21,016	651,742	27
Public utilities	10,424	620,390	52	31,633	920,624	92
Corporate securities	79,721	4,437,461	408	221,512	7,734,163	656
Residential mortgage-backed	5,580	239,481	105	9,484	329,668	111
Commercial mortgage-backed	6,787	560,728	55	17,469	712,450	61
Other asset-backed securities	16,024	660,424	104	30,004	590,631	97
Total temporarily impaired
securities	$145,230	$8,380,667	749	$840,458	$17,193,579	1,067

Other-Than-Temporary Impairments on Available For Sale Securities
The Company periodically reviews its available for sale fixed maturities on a case-by-case basis to determine if any decline in fair value to below cost or amortized cost is other-than-temporary. Factors considered in determining whether a decline is other-than-temporary include the length of time a security has been in an unrealized loss position, the severity of the unrealized loss and the reasons for the decline in value and expectations for the amount and timing of a recovery in fair value.

21

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2017 and 2016

Securities the Company determines are underperforming or potential problem securities are subject to regular review. To facilitate the review, securities with significant declines in value, or where other objective criteria evidencing credit deterioration have been met, are included on a watch list. Among the criteria for securities to be included on a watch list are: credit deterioration that has led to a significant decline in fair value of the security; a significant covenant related to the security has been breached; or an issuer has filed or indicated a possibility of filing for bankruptcy, has missed or announced it intends to miss a scheduled interest or principal payment, or has experienced a specific material adverse change that may impair its creditworthiness.

In performing these reviews, the Company considers the relevant facts and circumstances relating to each investment and exercises considerable judgment in determining whether a security is other-than-temporarily impaired. Assessment factors include judgments about an obligor’s current and projected financial position, an issuer’s current and projected ability to service and repay its debt obligations, the existence of, and realizable value of, any collateral backing the obligations and the macro-economic and micro-economic outlooks for specific industries and issuers. This assessment may also involve assumptions regarding underlying collateral such as prepayment rates, default and recovery rates, and third-party servicing capabilities.

Among the specific factors considered are whether the decline in fair value results from a change in the credit quality of the security itself, or from a downward movement in the market as a whole, and the likelihood of recovering the carrying value based on the near-term prospects of the issuer. Unrealized losses that are considered to be primarily the result of market conditions (e.g., minor increases in interest rates, temporary market illiquidity or volatility, or industry-related events) and where the Company also believes there exists a reasonable expectation for recovery in the near term are usually determined to be temporary. To the extent that factors contributing to impairment losses recognized affect other investments, such investments are also reviewed for other-than-temporary impairment and losses are recorded when appropriate.

In addition to the review procedures described above, investments in asset-backed securities where market prices are depressed are subject to a review of their future estimated cash flows, including expected and stress case scenarios, to identify potential shortfalls in contractual payments. These estimated cash flows are developed using available performance indicators from the underlying assets including current and projected default or delinquency rates, levels of credit enhancement, current subordination levels, vintage, expected loss severity and other relevant characteristics. These estimates reflect a combination of data derived by third parties and internally developed assumptions. Where possible, this data is benchmarked against third-party sources.

Even in the case of severely depressed market values on asset-backed securities, the Company places significant reliance on the results of its cash flow testing and its lack of an intent to sell these securities until their fair values recover when reaching other-than-temporary impairment conclusions with regard to these securities. Other-than-temporary impairment charges are recorded on asset-backed securities when the Company forecasts a contractual payment shortfall.

The Company recognizes other-than-temporary impairments on debt securities in an unrealized loss position when any of the following circumstances exists:

•	The Company does not expect full recovery of the amortized cost based on the discounted cash flows estimated to be collected;

•	The Company intends to sell a security; or,

•	It is more likely than not that the Company will be required to sell a security prior to recovery.

For mortgage-backed securities, credit impairment is assessed using a cash flow model that estimates the cash flows on the underlying mortgages, using the security-specific collateral characteristics and transaction structure. The model estimates cash flows from the underlying mortgage loans and distributes those cash flows to various tranches of securities, considering the transaction structure and any subordination and credit enhancements existing in that structure. The cash flow model incorporates actual cash flows on the mortgage-backed securities through the current period and then projects the remaining cash flows using a number of assumptions, including prepayment speeds, default rates and loss severity.

Specifically for prime and Alt-A RMBS, the assumed default percentage is dependent on the severity of delinquency status, with foreclosures and real estate owned receiving higher rates, but also includes the currently performing loans. As of December 31, 2017 and 2016, assumed default rates for delinquent loans ranged from 15% to 100%. At December 31,

22

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2017 and 2016

2017 and 2016, assumed loss severities were applied to generate and analyze cash flows of each security and ranged from 25% to 70%.

These estimates reflect a combination of data derived by third parties and internally developed assumptions. Where possible, this data is benchmarked against other third-party sources. In addition, these estimates are extrapolated along a default timing curve to estimate the total lifetime pool default rate.

Other-than-temporary impairments are calculated as the difference between amortized cost and fair value. For other-than-temporarily impaired securities where Jackson does not intend to sell the security and it is not more likely than not that Jackson will be required to sell the security prior to recovery, total other-than-temporary impairments are reduced by the non-credit portion of the other-than-temporary impairments, which are recognized in other comprehensive income. The resultant net other-than-temporary impairments recorded in net income reflect only the credit loss on the other-than-temporarily impaired securities. The amortized cost of the other-than-temporarily impaired securities is reduced by the amount of this credit loss.

For securities that were deemed to be other-than-temporarily impaired and for which a non-credit loss was recorded in other comprehensive income, the amount recorded as an unrealized gain (loss) represents the difference between the fair value and the new amortized cost basis of the securities. The unrealized gain (loss) on other-than-temporarily impaired securities is recorded in other comprehensive income.

The following table summarizes net realized losses on investments (in thousands):

	Years Ended December 31,
	2017	2016	2015
Available-for-sale securities
Realized gains on sale	$152,283	$612,422	$211,198
Realized losses on sale	(201,604)	(205,501)	(128,955)
Impairments:
Total other-than-temporary impairments	(3,070)	(68,511)	(77,662)
Portion of other-than-temporary impairments
included in other comprehensive income	18	9,562	15,024
Net other-than-temporary impairments	(3,052)	(58,949)	(62,638)
Other	1,710	1,232	14,586
Net realized (losses) gains on non-derivative investments	(50,663)	349,204	34,191
Net losses on derivative instruments	(3,376,666)	(4,008,305)	(1,621,706)
Total net realized losses on investments	$(3,427,329)	$(3,659,101)	$(1,587,515)

The net losses on derivative instruments included in the above table are further detailed in Note 4.

The aggregate fair value of securities sold at a loss for the years ended December 31, 2017, 2016, and 2015 was $4,276.1 million, $1,662.6 million and $1,022.1 million, respectively, which was approximately 96%, 89%, and 89% of book value, respectively.

23

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2017 and 2016

The following summarizes the current year activity for credit losses recognized in net income on securities where an other-than-temporary impairment was identified and the non-credit portion of the other-than-temporary impairment was included in other comprehensive income (in thousands):

	Years Ended December 31,
	2017	2016
Cumulative credit loss beginning balance	$250,124	$294,266
Additions:
New credit losses	2,128	42,048
Incremental credit losses	424	16,901
Reductions:
Securities sold, paid down or disposed of	(23,758)	(92,578)
Securities where there is intent to sell	(1,655)	(10,513)
Cumulative credit loss ending balance	$227,263	$250,124

There are inherent uncertainties in assessing the fair values assigned to the Company’s investments and in determining whether a decline in fair value is other-than-temporary. The Company’s reviews of net present value and fair value involve several criteria including economic conditions, credit loss experience, other issuer-specific developments and estimated future cash flows. These assessments are based on the best available information at the time. Factors such as market liquidity, the widening of bid/ask spreads and a change in the cash flow assumptions can contribute to future price volatility. If actual experience differs negatively from the assumptions and other considerations used in the consolidated financial statements, unrealized losses currently reported in accumulated other comprehensive income may be recognized in the consolidated income statements in future periods.

The Company currently has no intent to sell securities with unrealized losses considered to be temporary until they mature or recover in value and believes that it has the ability to do so. However, if the specific facts and circumstances surrounding an individual security, or the outlook for its industry sector change, the Company may sell the security prior to its maturity or recovery and realize a loss.

Commercial Mortgage Loans
Commercial mortgage loans of $8.4 billion and $7.5 billion at December 31, 2017 and 2016, respectively, are reported net of an allowance for loan losses of $6.8 million and $3.9 million at each date, respectively. At December 31, 2017, commercial mortgage loans were collateralized by properties located in 41 states. Jackson’s commercial mortgage loan portfolio does not include single-family residential mortgage loans, and is therefore not exposed to the risk of defaults associated with residential subprime mortgage loans. Jackson periodically reviews these loans for impairment. During 2017, 2016, and 2015, Jackson recognized impairment charges against the allowance for loan losses of $0.7 million, $0, and $0, respectively.

The following table provides a summary of the allowance for losses in the Company’s commercial mortgage loan portfolio at December 31, 2017 and 2016 (in thousands):

Allowance for loan losses:	2017	2016
Balance at beginning of year	$3,924	$4,556
Charge-offs	(665)	—
Recoveries	—	—
Net charge-offs	(665)	—
Addition (reduction) to allowance	3,585	(632)
Balance at end of year	$6,844	$3,924

24

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2017 and 2016

The following table provides a summary of the allowance for losses in Jackson’s commercial mortgage loan portfolio (in thousands):

	December 31, 2017		December 31, 2016
	Allowance for Loan Losses	Recorded Investment	Allowance for Loan Losses	Recorded Investment

Individually evaluated for impairment	$766	$3,100	$—	$—
Collectively evaluated for impairment	6,078	8,432,340	3,924	7,482,233
Total	$6,844	$8,435,440	$3,924	$7,482,233

As of December 31, 2017 and 2016, the Company’s commercial mortgage loan portfolio is current and accruing interest. Delinquency status is determined from the date of the first missed contractual payment.

Under Jackson's policy for monitoring commercial mortgage loans, all impaired commercial mortgage loans are closely evaluated subsequent to impairment. The table below summarizes the recorded investment, unpaid principal balance, related loan allowance, average recorded investment and investment income recognized on impaired loans (in thousands):

	Recorded Investment	Unpaid Principal Balance	Related Loan Allowance	Average Recorded Investment	Investment Income Recognized
December 31, 2017:
Impaired Loans with a Valuation Allowance
Retail	$3,100	$3,866	$766	$2,097	$235
Warehouse	—	—	—	—	—
Total	$3,100	$3,866	$766	$2,097	$235
Impaired Loans without a Valuation Allowance	—	—	—	3,846	294
Retail	$—	$—	$—	$—	$—
Warehouse	—	—	—	1,623	75
Total	$—	$—	$—	$1,623	$75
Total Impaired Loans
Retail	$3,100	$3,866	$766	$2,097	$235
Warehouse	—	—	—	1,623	75
Total	$3,100	$3,866	$766	$3,720	$310

During 2016, there were no impaired commercial mortgage loans.

25

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2017 and 2016

The following tables provide information about the credit quality of commercial mortgage loans (in thousands):

	December 31, 2017
	In Good Standing	Restructured	Greater than 90 Days Delinquent	In the Process of Foreclosure	Total Carrying Value
Apartment	$2,861,428	$—	$—	$—	$2,861,428
Hotel	705,077	—	—	—	705,077
Office	879,676	—	—	—	879,676
Retail	1,610,631	—	—	—	1,610,631
Warehouse	2,378,628	—	—	—	2,378,628
Total	$8,435,440	$—	$—	$—	$8,435,440

	December 31, 2016
	In Good Standing	Restructured	Greater than 90 Days Delinquent	In the Process of Foreclosure	Total Carrying Value
Apartment	$2,430,942	$—	$—	$—	$2,430,942
Hotel	630,070	—	—	—	630,070
Office	826,811	—	—	—	826,811
Retail	1,282,917	—	—	—	1,282,917
Warehouse	2,311,493	—	—	—	2,311,493
Total	$7,482,233	$—	$—	$—	$7,482,233

As of December 31, 2017 and 2016, there were no commercial mortgage loans involved in troubled debt restructuring.

Securitizations
In 2001, Jackson executed the Morgan Stanley Dean Witter Capital I, Series 2001-PPM (“MSDW”) securitization transaction, contributing commercial mortgages to MSDW and retaining a beneficial interest. Effective January 1, 2010, as a result of adoption of accounting guidance on certain investment funds, the Company was deemed to be the primary beneficiary of MSDW and, therefore, consolidated MSDW. As such, Jackson’s consolidated financial statements include MSDW assets of $6.0 million at December 31, 2016. Effective February 13, 2017, Jackson purchased the underlying commercial mortgage loans at fair value, and MSDW was dissolved.

Other Invested Assets
Other invested assets primarily include investments in limited partnerships and real estate. At December 31, 2017 and 2016, investments in limited partnerships had carrying values of $1,141.1 million and $1,219.9 million, respectively. At December 31, 2017 and 2016, real estate totaling $228.8 million and $235.6 million, respectively, included foreclosed properties with a book value of $0.7 million in both 2017 and 2016.

In 2017, the Company funded PPM Loan Holding Management Company, LLC, an affiliated investment entity facilitating the issuance of collateralized loan obligations. At December 31, 2017, the Company’s investment in PPM Loan Holding Management Company, LLC had a carrying value of $7.5 million and was included in other invested assets.

Securities Lending
The Company has entered into securities lending agreements with agent banks whereby blocks of securities are loaned to third parties, primarily major brokerage firms. As of December 31, 2017 and 2016, the estimated fair value of loaned securities was $67.5 million and $116.0 million, respectively. The agreements require a minimum of 102 percent of the fair value of the loaned securities to be held as collateral, calculated on a daily basis. To further minimize the credit risks related to these programs, the financial condition of counterparties is monitored on a regular basis. At December 31, 2017 and 2016, cash collateral received in the amount of $69.8 million and $119.6 million, respectively, was invested by the agent banks and included in cash and cash equivalents of the Company. A securities lending payable for the overnight and continuous loans is included in liabilities in the amount of cash collateral received.

26

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2017 and 2016

Securities lending transactions are used to generate income. Income and expenses associated with these transactions are reported as net investment income.

Repurchase Agreements
The Company routinely enters into repurchase agreements whereby the Company agrees to sell and repurchase securities. These agreements are accounted for as financing transactions, with the assets and associated liabilities included in the consolidated balance sheets. During 2017 and 2016, short-term borrowings under such agreements averaged $474.3 million and $278.4 million, respectively, with weighted average interest rates of 0.90% and 0.43% during 2017 and 2016, respectively. At December 31, 2017 and 2016, the outstanding repurchase agreement balance was nil and $411.9 million, respectively, collateralized with US Treasury notes and maturing within 30 days, and was included within other liabilities in the consolidated balance sheets. In the event of a decline in the fair value of the pledged collateral under these agreements, the Company may be required to transfer cash or additional securities as pledged collateral. Interest expense totaled $4.3 million, $1.2 million, and $0.1 million in 2017, 2016, and 2015, respectively. The highest level of short-term borrowings at any month end was $804.9 million in 2017 and $857.7 million in 2016.

Investment Income
The sources of net investment income were as follows (in thousands):

	Years Ended December 31,
	2017	2016	2015
Fixed maturities	$1,963,569	$2,122,604	$2,172,061
Commercial mortgage loans	305,338	294,243	287,420
Limited partnerships	155,093	179,882	129,470
Derivative instruments	246,221	294,366	282,337
Policy loans	400,788	403,403	398,855
Other investment (loss) income	(2,336)	19,571	41,785
Total investment income	3,068,673	3,314,069	3,311,928
Less: income on funds held under reinsurance treaties	(322,764)	(318,204)	(308,298)
Less: investment expenses	(91,367)	(80,918)	(64,268)
Net investment income	$2,654,542	$2,914,947	$2,939,362

Investment income of $9.2 million, $11.2 million, and $6.7 million was recognized on trading securities held at December 31, 2017, 2016, and 2015, respectively. In addition, investment income of $0.6 million, $2.6 million, and $0.3 million, respectively, was recognized on securities carried at fair value recorded through income.

During 2017, investment income was reduced by $322.8 million for expense incurred on the liability for funds held under reinsurance treaties, including $320.1 million on policy loans, $2.4 million of fixed maturity income, $0.4 million loss on fixed maturities with fair value recorded through the consolidated income statement, and $0.7 million of income from other invested assets. During 2016, investment income was reduced by $318.2 million for expense incurred on the liability for funds held under reinsurance treaties, including $313.8 million on policy loans, $2.4 million of fixed maturity income, $1.7 million gain on fixed maturities with fair value recorded through the consolidated income statement, and $0.3 million of income from other invested assets. During 2015, investment income was reduced by $308.3 million for expense incurred on the liability for funds held under reinsurance treaties, including $305.6 million on policy loans, $2.4 million of fixed maturity income, $0.1 million gain on fixed maturities with fair value recorded through the consolidated income statement, and $0.2 million of income from other invested assets.

4.	Derivative Instruments

Jackson’s business model includes the acceptance, monitoring and mitigation of risk. Specifically, Jackson considers, among other factors, exposures to interest rate and equity market movements, foreign exchange rates and other asset or liability prices. The Company uses derivative instruments to mitigate or reduce these risks in accordance with established policies and goals. Jackson’s derivative holdings, while effective in managing defined risks, are not structured to meet accounting requirements to be designated as hedging instruments. As a result, freestanding derivatives are carried at fair value with changes recorded in other net investment losses.

27

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2017 and 2016

Cross-currency swaps, which embody spot and forward currency swaps and, in some cases, interest rate and equity index swaps, are entered into for the purpose of hedging the Company issued foreign currency denominated trust instruments supported by funding agreements. Cross-currency swaps serve to hedge foreign currency exchange risk embedded in the funding agreements and are carried at fair value. The fair value of derivatives embedded in funding agreements, including unrealized foreign currency translation gains and losses, are included in the carrying value of the trust instruments supported by funding agreements. Foreign currency translation gains and losses associated with funding agreement hedging activities are included in other net investment losses.

Credit default swaps, with maturities up to five years, are agreements where the Company has purchased default protection on certain underlying corporate bonds held in its portfolio. These contracts allow the Company to sell the protected bonds at par value to the counterparty if a defined “default event” occurs, in exchange for periodic payments made by the Company for the life of the agreement. Credit default swaps are carried at fair value. The Company does not currently sell default protection using credit default swaps or other similar derivative instruments.

Put-swaption contracts provide the purchaser with the right, but not the obligation, to require the writer to pay the present value of a long-term interest rate swap at future exercise dates. The Company purchases and writes put-swaptions for hedging purposes with original maturities of up to 10 years. Put-swaptions hedge against movements in interest rates. Written put-swaptions may be entered into in conjunction with associated put-swaptions purchased from the same counterparties, referred to as linked put-swaptions. Linked put-swaptions have identical notional amounts and strike prices, but have different underlying swap terms. Linked put-swaptions are presented at the fair value of the net position for each pair of contracts. Non-linked put-swaptions are carried at fair value.

Equity index futures contracts and equity index options (including various call and put options, interest rate-contingent options, currency-contingent options, and put spreads), which are used to hedge the Company’s equity risk, including obligations associated with its fixed index annuities and guarantees in variable annuity products, are carried at fair value. These insurance products contain embedded options whose fair values are reported in other contract holder funds and reserves for future policy benefits and claims payable.

Total return swaps, for which the Company receives returns based on reference pools of assets in exchange for short-term floating rate payments based on notional amounts, are held for both hedging and investment purposes, and are carried at fair value.

Interest rate swap agreements used for hedging purposes generally involve the exchange of fixed and floating payments based on a notional contract amount over the period for which the agreement remains outstanding without an exchange of the underlying notional amount. Interest rate swaps are carried at fair value.

Treasury futures contracts are used to hedge movements in interest rates, which are carried at fair value.

28

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2017 and 2016

A summary of the aggregate contractual or notional amounts and fair values of the Company’s freestanding derivative instruments is as follows (in thousands):

	December 31, 2017
	Assets		Liabilities
	Contractual/		Contractual/		Net
	Notional	Fair	Notional	Fair	Fair
	Amount (1)	Value	Amount (1)	Value	Value
Cross-currency swaps	$211,816	$19,416	$404,338	$(4,335)	$15,081
Equity index call options	31,500,000	1,642,827	—	—	1,642,827
Equity index futures	—	—	29,346,663	—	—
Equity index put options	23,750,000	97,062	—	—	97,062
Interest rate swaps	15,500,000	419,662	1,500,000	(2,113)	417,549
Put-swaptions	2,000,000	2	—	—	2
Treasury futures	—	—	502,969	—	—
Total	$72,961,816	$2,178,969	$31,753,970	$(6,448)	$2,172,521

	December 31, 2016
	Assets		Liabilities
	Contractual/		Contractual/		Net
	Notional	Fair	Notional	Fair	Fair
	Amount (1)	Value	Amount (1)	Value	Value
Cross-currency swaps	$156,515	$7,273	$175,782	$(14,158)	$(6,885)
Equity index call options	25,500,000	306,692	—	—	306,692
Equity index futures	—	—	24,745,569	—	—
Equity index put options	37,000,000	70,172	5,000,000	(25,782)	44,390
Interest rate swaps	15,000,000	638,332	5,250,000	(38,715)	599,617
Put-swaptions	3,750,000	7,664	500,000	(147)	7,517
Treasury futures	—	—	480,750	—	—
Total	$81,406,515	$1,030,133	$36,152,101	$(78,802)	$951,331

(1)  The notional amount for swaps and put-swaptions represents the stated principal balance used as a basis for calculating payments. The contractual amount for futures and options represents the market exposure of open positions.

29

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2017 and 2016

The following tables reflect the results of the Company’s derivatives, including gains (losses) and change in fair value of freestanding derivative instruments and embedded derivatives (in thousands):

	Year Ended December 31, 2017
	Net	Net Investment Income
	Derivative		Net Gain (Loss)
	Gains (Losses)
Equity index call options	$1,892,556	$—	$1,892,556
Equity index futures	(5,030,793)	—	(5,030,793)
Equity index put options	(279,592)	—	(279,592)
Fixed index annuity embedded derivatives	(327,420)	—	(327,420)
Interest rate swaps	(182,068)	246,221	64,153
Put-swaptions	(7,515)	—	(7,515)
Treasury futures	34,224	—	34,224
Variable annuity embedded derivatives	523,942	—	523,942
Total	$(3,376,666)	$246,221	$(3,130,445)

	Year Ended December 31, 2016
	Net	Net Investment Income
	Derivative		Net Gain (Loss)
	Gains (Losses)
Equity index call options	$35,134	$—	$35,134
Equity index futures	(2,730,551)	—	(2,730,551)
Equity index put options	(767,258)	—	(767,258)
Fixed index annuity embedded derivatives	(93,455)	—	(93,455)
Interest rate swaps	(348,710)	294,366	(54,344)
Put-swaptions	70,300	—	70,300
Treasury futures	(45,160)	—	(45,160)
Variable annuity embedded derivatives	(128,605)	—	(128,605)
Total	$(4,008,305)	$294,366	$(3,713,939)

	Year Ended December 31, 2015
	Net	Net Investment Income
	Derivative		Net Gain (Loss)
	Gains (Losses)
Equity index call options	$(120,259)	$—	$(120,259)
Equity index futures	5,347	—	5,347
Equity index put options	(1,044,044)	—	(1,044,044)
Fixed index annuity embedded derivatives	13,555	—	13,555
Interest rate swaps	(36,205)	282,337	246,132
Put-swaptions	8,695	—	8,695
Variable annuity embedded derivatives	(448,795)	—	(448,795)
Total	$(1,621,706)	$282,337	$(1,339,369)

30

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2017 and 2016

All of Jackson’s trade agreements for freestanding, over-the-counter derivatives contain credit downgrade provisions that allow a party to assign or terminate derivative transactions if the counterparty’s credit rating declines below an established limit. At December 31, 2017 and 2016, the fair value of Jackson’s net derivative assets by counterparty were $2,172.5 million and $953.7 million, respectively, and held collateral was $2,574.8 million and $1,098.6 million respectively, related to these agreements. At December 31, 2017 and 2016, the fair value of Jackson’s net derivative liabilities by counterparty was nil and $2.4 million, respectively, and provided collateral was nil and $0.9 million, respectively, related to these agreements. If all of the downgrade provisions had been triggered at December 31, 2017 or 2016, in aggregate, Jackson would have had to disburse $402.2 million and $146.4 million, respectively, to counterparties, representing the net fair values of derivatives by counterparty, less collateral held.

Offsetting Assets and Liabilities
The Company’s derivative instruments, repurchase agreements and securities lending agreements are subject to master netting arrangements and collateral arrangements. A master netting arrangement with a counterparty creates a right of offset for amounts due to and due from that same counterparty that is enforceable in the event of a default or bankruptcy. The Company recognizes amounts subject to master netting arrangements on a gross basis within the consolidated balance sheets.

The following tables present the gross and net information about the Company’s financial instruments subject to master netting arrangements (in thousands):

	December 31, 2017
	Gross Amounts Recognized	Gross Amounts Offset in the Consolidated Balance Sheets	Net Amounts Presented in the Consolidated Balance Sheets

				Gross Amounts Not Offset in the Consolidated Balance Sheets

				Financial Instruments(1)	Cash Collateral	Securities Collateral (2)	Net Amount

Financial Assets:
Derivative assets	$2,178,969	$—	$2,178,969	$6,448	$905,108	$1,267,413	$—

Financial Liabilities:
Derivative liabilities	$6,448	$—	$6,448	$6,448	$—	$—	$—
Securities loaned	69,785	—	69,785	—	69,785	—	—
Total financial liabilities	$76,233	$—	$76,233	$6,448	$69,785	$—	$—

	December 31, 2016
	Gross Amounts Recognized	Gross Amounts Offset in the Consolidated Balance Sheets	Net Amounts Presented in the Consolidated Balance Sheets

				Gross Amounts Not Offset in the Consolidated Balance Sheets

				Financial Instruments(1)	Cash Collateral	Securities Collateral (2)	Net Amount

Financial Assets:
Derivative assets	$1,030,133	$—	$1,030,133	$76,431	$115,297	$825,554	$12,851

Financial Liabilities:
Derivative liabilities	$78,802	$—	$78,802	$76,431	$—	$—	$2,371
Securities loaned	119,608	—	119,608	—	119,608	—	—
Repurchase agreements	411,857	—	411,857	—	—	411,857	—
Total financial liabilities	$610,267	$—	$610,267	$76,431	$119,608	$411,857	$2,371

(1)	Represents the amount that could be offset under master netting or similar arrangements that management elects not to offset on the consolidated balance sheets.
(2)	Excludes initial margin amounts for exchange-traded derivatives.

31

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2017 and 2016

In the above tables, the amounts of assets or liabilities presented in the Company’s consolidated balance sheets are offset first by financial instruments that have the right of offset under master netting or similar arrangements with any remaining amount reduced by the amount of cash and securities collateral. The actual amount of collateral may be greater than amounts presented in the tables. The above tables exclude net embedded derivative liabilities of $2,896.1 million and $3,363.6 million for 2017 and 2016, respectively, as these derivatives are not subject to master netting arrangements. In addition, repurchase agreements are presented within other liabilities in the consolidated balance sheets.

5.	Fair Value Measurements
The following table summarizes the fair value and carrying value of Jackson’s financial instruments (in thousands). The basis for determining the fair value of each instrument is described in Note 2.

	December 31, 2017		December 31, 2016
	Carrying Value	Fair Value	Carrying Value	Fair Value
Assets
Fixed maturities (1)	$47,457,154	$47,457,154	$49,938,751	$49,938,751
Trading securities	137,756	137,756	415,122	415,122
Commercial mortgage loans	8,435,440	8,554,827	7,482,233	7,555,143
Policy loans (1)	4,591,132	4,591,132	4,546,161	4,546,161
Derivative instruments	2,178,969	2,178,969	1,030,133	1,030,133
Limited partnerships	1,141,123	1,141,123	1,219,887	1,219,887
Cash and cash equivalents	1,617,934	1,617,934	1,265,041	1,265,041
GMIB reinsurance recoverable	252,138	252,138	304,927	304,927
Receivables from affiliates	312,049	312,049	344,100	344,100
Separate account assets	176,578,848	176,578,848	148,791,796	148,791,796

Liabilities
Other contract holder funds
Annuity reserves (2)	$38,938,615	$46,156,875	$41,363,500	$46,229,473
Reserves for guaranteed investment contracts	1,698,178	1,699,627	1,875,816	1,876,930
Trust instruments supported by funding agreements	5,752,078	5,841,278	3,836,441	3,879,525
Federal Home Loan Bank funding agreements	1,934,690	1,947,151	1,784,040	1,782,493
Funds held under reinsurance treaties	3,604,525	3,604,525	3,523,106	3,523,106
Debt	647,718	726,322	685,949	766,461
Securities lending payable	69,785	69,785	119,608	119,608
Derivative instruments	6,448	6,448	78,802	78,802
Repurchase agreements	—	—	411,857	411,857
Federal Home Loan Bank advances	600,071	600,071	500,071	500,071
Separate account liabilities	176,578,848	176,578,848	148,791,796	148,791,796

(1) Includes items carried at fair value under the fair value option, for which there is a corresponding liability within funds held under reinsurance treaties.
(2) Annuity reserves represent only the components of other contract holder funds and reserves for future policy benefits and claims payable that are considered to be financial instruments.

The following is a discussion of the methodologies used to determine fair values of the financial instruments measured on both a recurring and nonrecurring basis reported in the following tables.

Fixed Maturity and Trading Securities
The fair values for fixed maturity and trading securities are determined using information available from independent pricing services, broker-dealer quotes, or internally derived estimates. Priority is given to publicly available prices from independent sources, when available. Securities for which the independent pricing service does not provide a quotation are either submitted to independent broker-dealers for prices or priced internally. Typical inputs used by these three pricing methods include, but are not limited to, reported trades, benchmark yields, credit spreads, liquidity premiums and/or estimated cash flows based on default and prepayment assumptions.

32

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2017 and 2016

As a result of typical trading volumes and the lack of specific quoted market prices for most fixed maturities, independent pricing services will normally derive the security prices through recently reported trades for identical or similar securities, making adjustments through the reporting date based upon available market observable information as outlined above. If there are no recently reported trades, the independent pricing services and broker-dealers may use matrix or pricing model processes to develop a security price where future cash flow expectations are developed based upon collateral performance and discounted at relevant market rates. Certain securities are priced using broker-dealer quotes, which may utilize proprietary inputs and models. Additionally, the majority of these quotes are non-binding.

Included in the pricing of asset-backed securities are estimates of the rate of future prepayments of principal over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and prepayment assumptions believed to be relevant for the underlying collateral. Actual prepayment experience may vary from these estimates.

Internally derived estimates may be used to develop a fair value for securities for which the Company is unable to obtain either a reliable price from an independent pricing service or a suitable broker-dealer quote. These fair value estimates may incorporate Level 2 and Level 3 inputs and are generally derived using expected future cash flows, discounted at market interest rates available from market sources based on the credit quality and duration of the instrument. For securities that may not be reliably priced using these internally developed pricing models, a fair value may be estimated using indicative market prices. These prices are indicative of an exit price, but the assumptions used to establish the fair value may not be observable or corroborated by market observable information and, therefore, represent Level 3 inputs.

The Company performs a monthly analysis on the prices and credit spreads received from third parties to ensure that the prices represent a reasonable estimate of the fair value. This process involves quantitative and qualitative analysis and is overseen by investment and accounting professionals. Examples of procedures performed include, but are not limited to, initial and ongoing review of third party pricing service methodologies, review of pricing statistics and trends, back testing recent trades and monitoring of trading volumes. In addition, the Company considers whether prices received from independent broker-dealers represent a reasonable estimate of fair value through the use of internal and external cash flow models, which are developed based on spreads and, when available, market indices. As a result of this analysis, if the Company determines there is a more appropriate fair value based upon the available market data, the price received from the third party may be adjusted accordingly.

For those securities that were internally valued at December 31, 2017 and 2016, the pricing model used by the Company utilizes current spread levels of similarly rated securities to determine the market discount rate for the security.  Furthermore, appropriate risk premiums for illiquidity and non-performance are incorporated in the discount rate.  Cash flows, as estimated by the Company using issuer-specific default statistics and prepayment assumptions, are discounted to determine an estimated fair value.

On an ongoing basis, the Company reviews the independent pricing services’ valuation methodologies and related inputs, and evaluates the various types of securities in its investment portfolio to determine an appropriate fair value hierarchy distribution based upon trading activity and the observability of market inputs. Based on the results of this evaluation, each price is classified into Level 1, 2, or 3. Most prices provided by independent pricing services, including broker-dealer quotes, are classified into Level 2 due to their use of market observable inputs.

Commercial Mortgage Loans
Fair values are generally determined by discounting expected future cash flows at current market interest rates, inclusive of a credit spread, for similar quality loans. For loans whose value is dependent upon the underlying property, fair value is determined to be the estimated value of the collateral. Certain characteristics considered significant in determining the spread or collateral value may be based on internally developed estimates. As a result, these investments have been classified as Level 3 within the fair value hierarchy.

Policy Loans
Policy loans are funds provided to policyholders in return for a claim on the policies values and function like demand deposits which are redeemable upon repayment, death or surrender, and there is only one market price at which the transaction could be settled - the then current carrying value.  The funds provided are limited to the cash surrender value of the underlying policy.  The nature of policy loans is to have a negligible default risk as the loans are fully collateralized by the value of the policy.  Policy loans do not have a stated maturity and the balances and accrued interest are repaid

33

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2017 and 2016

either by the policyholder or with proceeds from the policy.  Due to the collateralized nature of policy loans and unpredictable timing of payments, the Company believes the carrying value of policy loans approximates fair value.

Freestanding Derivative Instruments
Freestanding derivative instruments are reported at fair value, which reflects the estimated amounts, net of payment accruals, which the Company would receive or pay upon sale or termination of the contracts at the reporting date. Changes in fair value are included in other net investment losses. Freestanding derivatives priced using third party pricing services incorporate inputs that are predominantly observable in the market. Inputs used to value derivatives include, but are not limited to, interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels.

Freestanding derivative instruments classified as Level 1 include futures, which are traded on active exchanges. Freestanding derivative instruments classified as Level 2 include interest rate swaps, cross currency swaps, credit default swaps, put-swaptions and certain equity index call and put options. These derivative valuations are determined by third-party pricing services using pricing models with inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. Freestanding derivative instruments classified as Level 3 include interest rate contingent options that are valued by third-party pricing services utilizing significant unobservable inputs.

Limited Partnerships
Fair value for limited partnership interests, which are included in other invested assets, is determined using the proportion of Jackson’s investment in each fund (“NAV equivalent”) as a practical expedient for fair value. No adjustments to these amounts were deemed necessary at December 31, 2017 or 2016. As a result of using the net asset value per share practical expedient, limited partnerships are not classified in the fair value hierarchy.

The Company’s limited partnership investments are not redeemable and distributions received are generally the result of liquidation of the underlying assets of the partnerships. The term of Jackson’s interest in the partnerships is generally ten years, but may be extended for a period of time under provisions within the partnership agreements, if applicable. The Company generally has the ability under the partnership agreements to sell its interest to another limited partner with the prior written consent of the general partner. It is not probable that Jackson will sell a limited partnership interest for an amount different from its NAV equivalent.

Cash and Cash Equivalents
Cash and cash equivalents primarily include money market instruments and bank deposits. Certain money market instruments are valued using unadjusted quoted prices in active markets and are classified as Level 1.

Receivables from Affiliates
The Company’s receivables from affiliates are set equal to the carrying value and are classified as Level 3.

Separate Account Assets and Liabilities
Separate account assets are comprised of investments in mutual funds that transact regularly, but do not trade in active markets as they are not publically available, and are categorized as Level 2 assets. The values of separate account liabilities are set equal to the values of separate account assets.

Other Contract Holder Funds
Fair values for immediate annuities without mortality features are derived by discounting the future estimated cash flows using current market interest rates for similar maturities. Fair values for deferred annuities, including fixed index annuities, are determined using projected future cash flows discounted at current market interest rates.

The fair value of the fixed index annuities embedded option, incorporating such factors as the volatility of returns, the level of interest rates and the time remaining until the option expires, is calculated using the closed form Black-Scholes Option Pricing model or Monte Carlo simulations, as appropriate for the type of option. Additionally, assumed withdrawal rates are used to estimate the expected volume of embedded options that will be realized by policyholders.

Fair values for guaranteed investment contracts are based on the present value of future cash flows discounted at current market interest rates.

34

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2017 and 2016

Fair values for trust instruments supported by funding agreements are based on the present value of future cash flows discounted at current market interest rates, plus the fair value of any embedded derivatives that are not required to be reported separately.

Fair values of the FHLBI funding agreements are based on the present value of future cash flows discounted at current market interest rates.

Funds Held Under Reinsurance Treaties
The fair value of the funds held is equal to the fair value of the assets held as collateral, which primarily consist of policy loans and fixed maturities.

Debt
Fair values for the Company’s surplus notes and other long-term debt are generally determined by prices obtained from independent broker dealers or discounted cash flow models.  Such prices are derived from market observable inputs and are classified as Level 2.  The Squire Surplus Note is set equal to the carrying value and is classified as Level 3.

Securities Lending Payable
The Company’s securities lending payable is set equal to the cash collateral received. Due to the short-term nature of the loans, carrying value is a reasonable estimate of fair value and is classified as Level 2.

Repurchase Agreements
Carrying value of the Company’s repurchase agreements, which are included in other liabilities, is considered a reasonable estimate of fair value due to their short-term maturities and are classified as Level 2.

Federal Home Loan Bank Advances
Carrying value of the Company’s Federal Home Loan Bank advances, which are included in other liabilities, is considered a reasonable estimate of fair value due to their short-term maturities and are classified as Level 2.

Certain Guaranteed Benefits
Variable annuity contracts issued by the Company offer various guaranteed minimum death, withdrawal, income and accumulation benefits. Certain benefits, primarily non-life contingent components of guaranteed minimum withdrawal benefits (“GMWB”), guaranteed minimum accumulation benefits (“GMAB”) and the reinsurance recoverable on the Company’s guaranteed minimum income benefits (“GMIB”), are recorded at fair value. Guaranteed benefits that are not subject to fair value accounting are accounted for as insurance benefits.

Non-life contingent components of GMWBs and GMABs are recorded at fair value with changes in fair value recorded in other net investment losses. The fair value of the reserve is based on the expectations of future benefit payments and certain future fees associated with the benefits. At the inception of the contract, the Company attributes to the embedded derivative a portion of total fees collected from the contract holder, which is then held static in future valuations. Those fees, generally referred to as the attributed fees, are set such that the present value of the attributed fees is equal to the present value of future claims expected to be paid under the guaranteed benefit at the inception of the contract. In subsequent valuations, both the present value of future benefits and the present value of attributed fees are revalued based on current market conditions and policyholder behavior assumptions. The difference between each of the two components represents the fair value of the embedded derivative. Jackson discontinued offering the GMAB in 2011.

Jackson’s GMIB book is reinsured through an unrelated party and, due to the net settlement provisions of the reinsurance agreement, this contract meets the definition of a derivative. Accordingly, the GMIB reinsurance agreement is recorded at fair value, with changes in fair value recorded in other net investment losses. Due to the inability to economically reinsure or hedge new issues of the GMIB, the Company discontinued offering the benefit in 2009.

Fair values for GMWB and GMAB embedded derivatives, as well as GMIB reinsurance recoverables, are calculated using internally developed models because active, observable markets do not exist for those guaranteed benefits.

The fair value calculation is based on the present value of future cash flows comprised of future expected benefit payments, less future attributed rider fees, over the lives of the contracts. Estimating these cash flows requires numerous estimates and subjective judgments related to capital market inputs, as well as actuarially determined assumptions related

35

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2017 and 2016

to expectations concerning policyholder behavior. Capital market inputs include expected market rates of return, market volatility, correlations of market index returns to funds, fund performance and discount rates. The more significant actuarial assumptions include benefit utilization by policyholders under varying conditions, fund allocation, persistency, mortality, and withdrawal rates. Best estimate assumptions plus risk margins are used as applicable.

At each valuation date, the Company assumes expected returns based on the greater of LIBOR swap rates and constant maturity treasury rates as of that date to determine the value of expected future cash flows produced in a stochastic process. Volatility assumptions are based on a weighting of available market data for implied market volatility for durations up to 10 years, grading to a historical volatility level by year 15, where such long-term historical volatility levels contain an explicit risk margin. Additionally, non-performance risk is incorporated into the calculation through the use of discount rates based on a AA corporate credit curve as an approximation of Jackson’s own credit risk. Risk margins are also incorporated into the model assumptions, particularly for policyholder behavior. Estimates of future policyholder behavior are subjective and are based primarily on the Company’s experience.

As markets change, mature and evolve and actual policyholder behavior emerges, management continually evaluates the appropriateness of its assumptions for this component of the fair value model.

The use of the models and assumptions described above requires a significant amount of judgment. Management believes the aggregation of each of these components results in an amount that the Company would be required to transfer for a liability, or receive for an asset, to or from a willing buyer or seller, if one existed, for those market participants to assume the risks associated with the guaranteed benefits and the related reinsurance. However, the ultimate settlement amount of the asset or liability, which is currently unknown, could likely be significantly different than this fair value.

Assets and Liabilities Measured at Fair Value on a Recurring Basis
The following tables summarize the Company’s assets and liabilities that are carried at fair value by hierarchy levels (in thousands):

	December 31, 2017
	Total	Level 1	Level 2	Level 3
Assets
Fixed maturities
U.S. government securities	$5,684,673	$5,684,673	$—	$—
Other government securities	854,565	—	854,565	—
Public utilities	4,763,133	—	4,763,133	—
Corporate securities	31,830,310	—	31,830,310	—
Residential mortgage-backed	913,402	—	913,400	2
Commercial mortgage-backed	2,112,529	—	2,112,529	—
Other asset-backed securities	1,298,542	—	1,298,542	—
Trading securities	137,756	125,434	12,211	111
Policy loans	3,397,764	—	—	3,397,764
Derivative instruments	2,178,969	—	2,173,038	5,931
GMIB reinsurance recoverable	252,138	—	—	252,138
Separate account assets	176,578,848	—	176,578,848	—
Total	$230,002,629	$5,810,107	$220,536,576	$3,655,946

Liabilities
Embedded derivative liabilities (1)	$2,896,141	$—	$1,184,999	$1,711,142
Funds held under reinsurance treaties	3,604,525	—	—	3,604,525
Derivative instruments	6,448	—	6,448	—
Total	$6,507,114	$—	$1,191,447	$5,315,667

(1) Includes the embedded derivative liabilities related to GMWB reserves and fixed index annuities.

36

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2017 and 2016

	December 31, 2016
	Total	Level 1	Level 2	Level 3
Assets
Fixed maturities
U.S. government securities	$6,287,550	$6,287,550	$—	$—
Other government securities	945,729	—	945,729	—
Public utilities	4,711,019	—	4,711,019	—
Corporate securities	32,701,036	—	32,701,036	—
Residential mortgage-backed	1,268,539	—	1,268,535	4
Commercial mortgage-backed	2,729,392	—	2,729,392	—
Other asset-backed securities	1,295,486	—	1,295,486	—
Trading securities	415,122	139,930	275,081	111
Policy loans	3,301,038	—	—	3,301,038
Derivative instruments	1,030,133	—	1,011,163	18,970
GMIB reinsurance recoverable	304,927	—		304,927
Separate account assets	148,791,796	—	148,791,796	—
Total	$203,781,767	$6,427,480	$193,729,237	$3,625,050

Liabilities
Embedded derivative liabilities (1)	$3,363,639	$—	$1,075,766	$2,287,873
Funds held under reinsurance treaties	3,523,106	—	—	3,523,106
Derivative instruments	78,802	—	78,802	—
Total	$6,965,547	$—	$1,154,568	$5,810,979

(1) Includes the embedded derivative liabilities related to GMWB reserves and fixed index annuities.

37

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2017 and 2016

Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

Level 3 Assets and Liabilities by Price Source
The table below presents the balances of Level 3 assets and liabilities measured at fair value with their corresponding pricing sources (in thousands).

	December 31, 2017
Assets	Total	Internal	External
Fixed Maturities
Residential mortgage-backed	$2	$2	$—
Trading securities	111	111	—
Policy loans	3,397,764	3,397,764	—
Derivative instruments	5,931	—	5,931
GMIB reinsurance recoverable	252,138	252,138	—
Total	$3,655,946	$3,650,015	$5,931

Liabilities
Embedded derivative liabilities (1)	$1,711,142	$1,711,142	$—
Funds held under reinsurance treaties	3,604,525	3,604,525	—
Total	$5,315,667	$5,315,667	$—

	December 31, 2016
Assets	Total	Internal	External
Fixed Maturities
Residential mortgage-backed	$4	$4	$—
Trading securities	111	111	—
Policy loans	3,301,038	3,301,038	—
Derivative instruments	18,970	—	18,970
GMIB reinsurance recoverable	304,927	304,927	—
Total	$3,625,050	$3,606,080	$18,970

Liabilities
Embedded derivative liabilities (1)	$2,287,873	$2,287,873	$—
Funds held under reinsurance treaties	3,523,106	3,523,106	—
Total	$5,810,979	$5,810,979	$—

(1) Includes the embedded derivatives related to GMWB reserves.

External pricing sources for securities represent unadjusted prices from independent pricing services and independent indicative broker quotes where pricing inputs are not readily available.

38

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2017 and 2016

Quantitative Information Regarding Internally-Priced Level 3 Assets and Liabilities
The table below presents quantitative information on significant internally-priced Level 3 assets and liabilities (in thousands):

	December 31, 2017
	Fair Value	Valuation Technique(s)	Unobservable Input(s)	Range in bps (Weighted Average)	Impact of Increase in Input on Fair Value
Assets
Policy loans	$3,397,764	Outstanding balance	N/A	N/A	N/A
GMIB reinsurance recoverable	252,138	Discounted cash flow	See below	See below	See below
Total	$3,649,902

Liabilities
Embedded derivative liabilities	$1,711,142	Discounted cash flow	See below	See below	See below
Funds held under reinsurance treaties	3,604,525	Carrying value of asset	N/A	N/A	N/A
Total	$5,315,667

	December 31, 2016
	Fair Value	Valuation Technique(s)	Unobservable Input(s)	Range in bps (Weighted Average)	Impact of Increase in Input on Fair Value
Assets
Policy loans	$3,301,038	Outstanding balance	N/A	N/A	N/A
GMIB reinsurance recoverable	304,927	Discounted cash flow	See below	See below	See below
Total	$3,605,965

Liabilities
Embedded derivative liabilities	$2,287,873	Discounted cash flow	See below	See below	See below
Funds held under reinsurance treaties	3,523,106	Carrying value of asset	N/A	N/A	N/A
Total	$5,810,979

Sensitivity to Changes in Unobservable Inputs
The following is a general description of sensitivities of significant unobservable inputs and their impact on the fair value measurement for the assets and liabilities reflected in the table above.

As of December 31, 2017 and 2016, securities of $113 thousand and $115 thousand, respectively, are fair valued using techniques incorporating unobservable inputs and are classified in Level 3 of the fair value hierarchy. For these assets, their unobservable inputs and ranges of possible inputs do not materially affect their fair valuations and have been excluded from the quantitative information in the table above.

The GMIB reinsurance recoverable fair value calculation is based on the present value of future cash flows comprised of future expected reinsurance benefit receipts, less future attributed premium payments to reinsurers, over the lives of the contracts. Estimating these cash flows requires actuarially determined assumptions related to expectations concerning policyholder behavior and long-term market volatility. The more significant policyholder behavior actuarial assumptions include benefit utilization, fund allocation, persistency, and mortality. In general, an increase (decrease) in assumed benefit utilization would increase (decrease) the fair value of the reinsurance recoverable; an increase (decrease) in allocation to equity funds would increase (decrease) the fair value of the reinsurance recoverable; an increase (decrease) in assumed persistency would increase (decrease) the fair value of the reinsurance recoverable; an increase (decrease) in assumed mortality would decrease (increase) the fair value of the reinsurance recoverable; and an increase (decrease) in long-term market volatility would increase (decrease) the fair value of the reinsurance recoverable.

Embedded derivative liabilities classified in Level 3 represent the fair value of GMWB and GMAB liabilities.  These fair value calculations are based on the present value of future cash flows comprised of future expected benefit payments, less future attributed rider fees, over the lives of the contracts.   Estimating these cash flows requires actuarially determined assumptions related to expectations concerning policyholder behavior and long-term market volatility.  The more significant policyholder behavior actuarial assumptions include benefit utilization, fund allocation, persistency, and mortality.  In general, an increase (decrease) in assumed benefit utilization would increase (decrease) the fair value of the

39

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2017 and 2016

liabilities; an increase (decrease) in allocation to equity funds would increase (decrease) the fair value of the liabilities; an increase (decrease) in assumed persistency would increase (decrease) the fair value of the liabilities; an increase (decrease) in assumed mortality would decrease (increase) the fair value of the liabilities; and an increase (decrease) in long-term market volatility would increase (decrease) the fair value of the liabilities.

The tables below provide rollforwards for 2017 and 2016 of the financial instruments for which significant unobservable inputs (Level 3) are used in the fair value measurement. Gains and losses in the table below include changes in fair value due partly to observable and unobservable factors. The Company utilizes derivative instruments to manage the risk associated with certain assets and liabilities. However, the derivative instruments hedging the related risks may not be classified within the same fair value hierarchy level as the associated assets and liabilities. Therefore, the impact of the derivative instruments reported in Level 3 may vary significantly from the total income effect of the hedged instruments. Additionally, the Company’s policy for determining and disclosing transfers between levels is to recognize transfers using beginning of period balances.

		Total Realized/Unrealized Gains (Losses) Included in
				Purchases,
	Fair Value			Sales,	Transfers	Fair Value
	as of		Other	Issuances	in and/or	as of
	January 1,	Net	Comprehensive	and	(out of)	December 31,
(in thousands)	2017	Income	Income	Settlements	Level 3	2017
Assets
Fixed maturities
Residential mortgage-backed	$4	$—	$—	$(2)	$—	$2
Other asset-backed securities	—	8	—	(8)	—	—
Trading securities	111	—	—	—	—	111
Policy loans	3,301,038	(3,689)	—	100,415	—	3,397,764
Derivative instruments	18,970	(53,334)	—	40,295	—	5,931
GMIB reinsurance recoverable	304,927	(52,789)	—	—	—	252,138

Liabilities
Embedded derivative liabilities (1)	$(2,287,873)	$576,731	$—	$—	$—	$(1,711,142)
Funds held under reinsurance treaties	(3,523,106)	2,508	237	(84,164)	—	(3,604,525)

		Total Realized/Unrealized Gains (Losses) Included in
				Purchases,
	Fair Value			Sales,	Transfers	Fair Value
	as of		Other	Issuances	in and/or	as of
	January 1,	Net	Comprehensive	and	(out of)	December 31,
(in thousands)	2016	Income	Income	Settlements	Level 3	2016
Assets
Fixed maturities
Residential mortgage-backed	$7	$33	$—	$(36)	$—	$4
Commercial mortgage-backed	186	5,441	(186)	(5,441)	—	—
Other asset-backed securities	6,450	—	—	—	(6,450)	—
Trading securities	33,448	—	—	(33,337)	—	111
Policy loans	3,216,123	2,921	—	81,994	—	3,301,038
Derivative instruments	97,352	(117,105)	—	38,723	—	18,970
GMIB reinsurance recoverable	329,753	(24,826)	—	—	—	304,927

Liabilities
Embedded derivative liabilities (1)	$(2,184,096)	$(103,777)	$—	$—	$—	$(2,287,873)
Funds held under reinsurance treaties	(3,459,645)	(2,975)	(1,846)	(58,640)	—	(3,523,106)

(1) Includes the embedded derivative related to GMWB reserves.

40

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2017 and 2016

The components of the amounts included in purchases, sales, issuances, and settlements for years ended December 31, 2017 and 2016 shown above are as follows (in thousands):

	December 31, 2017
	Purchases	Sales	Issuances	Settlements	Total
Assets
Fixed maturities
Residential mortgage-backed	$—	$(2)	$—	$—	$(2)
Other asset-backed securities	—	(8)	—	—	(8)
Policy loans	—	—	303,216	(202,801)	100,415
Derivative instruments	40,295	—	—	—	40,295
Total	$40,295	$(10)	$303,216	$(202,801)	$140,700

Liabilities
Funds held under reinsurance treaties	$—	$—	$(400,433)	$316,269	$(84,164)

	December 31, 2016
	Purchases	Sales	Issuances	Settlements	Total
Assets
Fixed maturities
Residential mortgage-backed	$—	$(36)	$—	$—	$(36)
Commercial mortgage-backed	—	(5,441)	—	—	(5,441)
Trading securities	—	(33,337)	—	—	(33,337)
Policy loans	—	—	248,471	(166,477)	81,994
Derivative instruments	39,573	(850)	—	—	38,723
Total	$39,573	$(39,664)	$248,471	$(166,477)	$81,903

Liabilities
Funds held under reinsurance treaties	$—	$—	$(409,532)	$350,892	$(58,640)

There were no transfers from Level 3 to Level 2 of the fair value hierarchy during 2017. In 2016, $6.4 million was transferred from level 3 to Level 2 as a result of the Company being able to obtain pricing from an independent pricing service utilizing significant observable inputs. There were no transfers from Level 2 to Level 3 during 2017 and 2016. There were no transfers between Level 1 and 2 of the fair value hierarchy in 2017 or 2016.

41

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2017 and 2016

The portion of gains (losses) included in net income or other comprehensive income attributable to the change in unrealized gains and losses on Level 3 financial instruments still held at December 31, 2017 and 2016 was as follows (in thousands):

	2017	2016
Assets
Derivative instruments	$(34,364)	$(73,175)
GMIB reinsurance recoverable	(52,789)	(24,826)

Liabilities
Embedded derivative liabilities	$576,731	$(103,777)
Funds held under reinsurance treaties	237	(1,846)

Fair Value of Financial Instruments Carried at Other Than Fair Value
The table below presents the carrying amount and fair value by fair value hierarchy level of certain financial instruments that are not reported at fair value (in thousands).

		December 31, 2017		December 31, 2016
	Fair Value Hierarchy Level	Carrying Value	Fair Value	Carrying Value	Fair Value
Assets
Commercial mortgage loans	Level 3	$8,435,440	$8,554,827	$7,482,233	$7,555,143
Policy loans	Level 3	1,193,368	1,193,368	1,245,123	1,245,123
Receivables from affiliates	Level 3	312,049	312,049	344,100	344,100

Liabilities
Other contract holder funds
Annuity reserves (1)	Level 3	$36,042,474	$43,260,734	$37,999,861	$42,865,834
Reserves for guaranteed investment contracts	Level 3	1,698,178	1,699,627	1,875,816	1,876,930
Trust instruments supported by funding agreements	Level 3	5,752,078	5,841,278	3,836,441	3,879,525
Federal Home Loan Bank funding agreements	Level 3	1,934,690	1,947,151	1,784,040	1,782,493
Debt - Squire Surplus Note	Level 3	310,776	310,776	344,000	344,000
Debt - all other	Level 2	336,942	415,546	341,949	422,461
Securities lending payable	Level 2	69,785	69,785	119,608	119,608
Repurchase agreements	Level 2	—	—	411,857	411,857
Federal Home Loan Bank advances	Level 2	600,071	600,071	500,071	500,071
Separate account liabilities (2)	Level 2	176,578,848	176,578,848	148,791,796	148,791,796

(1) Annuity reserves represent only the components of other contract holder funds that are considered to be financial instruments.
(2) The values of separate account liabilities are set equal to the values of separate account assets.

Fair Value Option
The Company elected the fair value option for certain assets, which are held as collateral for reinsurance. Accordingly, the Company established a funds held liability, for which the Company also elected the fair value option. The value of the funds held liability is equal to the fair value of the assets held as collateral. The income and any changes in unrealized gains and losses on these assets and the corresponding funds held liability are included in net investment income and have no impact on the Company’s consolidated income statements. Income and changes in unrealized gains and losses on other assets for which the Company has elected the fair value option are immaterial to the Company’s consolidated financial statements.

42

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2017 and 2016

6.	Deferred Acquisition Costs and Deferred Sales Inducements

The balances of and changes in deferred acquisition costs, as of and for the years ended December 31, were as follows (in thousands):

	2017	2016	2015
Balance, beginning of year	$9,678,063	$8,438,804	$7,455,336
Deferrals of acquisition costs	839,143	903,479	1,102,213
Amortization related to:
Operations	(475,587)	(511,028)	(711,391)
Derivatives	579,923	793,306	171,657
Net realized losses (gains)	3,965	(26,981)	(7,972)
Total amortization	108,301	255,297	(547,706)
Unrealized investment (gains) losses	(84,919)	80,483	428,961
Balance, end of year	$10,540,588	$9,678,063	$8,438,804

The balances of and changes in deferred sales inducements, which are reported in other assets, as of and for the years ended December 31, were as follows (in thousands):

	2017	2016	2015
Balance, beginning of year	$696,636	$754,690	$768,272
Deferrals of sales inducements	14,877	19,978	24,584
Amortization related to:
Operations	(64,178)	(112,698)	(108,127)
Derivatives	13,483	21,618	(3,727)
Net realized losses (gains)	625	(4,365)	(1,300)
Total amortization	(50,070)	(95,445)	(113,154)
Unrealized investment (gains) losses	(17,437)	17,413	74,988
Balance, end of year	$644,006	$696,636	$754,690

7.	Reinsurance

The Company assumes and cedes reinsurance from and to other insurance companies in order to limit losses from large exposures. However, if the reinsurer is unable to meet its obligations, the originating issuer of the coverage retains the liability. The Company reinsures certain of its risks to other reinsurers under a coinsurance, modified coinsurance, yearly renewable term, or, with Brooke Life, a monthly renewable term basis. The Company regularly monitors the financial strength rating of its reinsurers.

The Company has also acquired certain lines of business that are wholly ceded to non-affiliates. These include both direct and assumed accident and health business, direct and assumed life insurance business, and certain institutional annuities.

Jackson’s GMIBs are reinsured with an unrelated party and, due to the net settlement provisions of the reinsurance agreement, meet the definition of a derivative. Accordingly, the GMIB reinsurance agreement is recorded at fair value on the Company’s consolidated balance sheets, with changes in fair value recorded in other net investment losses. GMIB reinsured benefits are subject to aggregate annual claim limits. Deductibles also apply on reinsurance of GMIB business issued since March 1, 2005.

The Company has three retro treaties with SRZ. Pursuant to these retro treaties, the Company ceded to SRZ on a 100% coinsurance basis, subject to pre-existing reinsurance with other parties, certain blocks of business. These blocks of business include disability income and accident and health business, a mix of life and annuity insurance business, and corporate owned life insurance business.

43

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2017 and 2016

Pursuant to the retro treaties, the Company holds certain assets, primarily policy loans and fixed maturities, as collateral. This collateral is reported as a liability as funds held under reinsurance treaties on the consolidated balance sheets. This funds held liability was $3.6 billion and $3.5 billion at December 31, 2017 and 2016, respectively.

The effect of reinsurance on premium was as follows (in thousands):

	Years Ended December 31,
	2017	2016	2015
Direct premium:
Life	$518,819	$578,120	$600,689
Accident and health	49,180	54,900	60,002
Plus reinsurance assumed:
Life	68,290	56,559	59,069
Accident and health	8,098	9,246	10,514
Less reinsurance ceded:
Life	(402,803)	(388,949)	(376,283)
Annuity guaranteed benefits	(15,227)	(16,119)	(17,066)
Accident and health	(57,278)	(64,146)	(70,516)
Total premium	$169,079	$229,611	$266,409

The effect of reinsurance on benefits was as follows (in thousands):

	Years Ended December 31,
	2017	2016	2015
Direct benefits:
Life	$1,261,108	$1,331,018	$1,351,975
Accident and health	132,471	126,525	134,447
Annuity guaranteed benefits	101,326	123,629	93,473
Plus reinsurance assumed:
Life	248,917	228,129	248,217
Accident and health	26,731	28,136	31,444
Less reinsurance ceded:
Life	(576,447)	(534,486)	(574,634)
Accident and health	(159,202)	(154,661)	(165,891)
Deferral of contract enhancements	(4,382)	(7,669)	(11,970)
Change in reserves, net of reinsurance	97,818	(140,341)	(109,315)
Total benefits	$1,128,340	$1,000,280	$997,746

44

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2017 and 2016

Components of the Company’s reinsurance recoverable were as follows (in thousands):

	December 31,
	2017	2016
Reserves:
Life	$6,668,525	$6,798,865
Accident and health	600,119	604,827
Guaranteed minimum income benefits	252,138	304,927
Other annuity benefits	207,016	217,361
Claims liability	965,930	994,554
Other	8,362	7,025
Total	$8,702,090	$8,927,559

Included in the reinsurance recoverable were reserves ceded to Brooke Life of $38.0 million and $39.4 million at December 31, 2017 and 2016, respectively. At December 31, 2017, the largest amount ceded to any reinsurer totaled $6.2 billion, which was primarily related to the retro treaties, which are fully collateralized.

The following table sets forth the Company’s net life insurance in-force (in millions):

	December 31,
	2017	2016
Direct life insurance in-force	$188,920	$213,022
Amounts assumed from other companies	20,174	21,288
Amounts ceded to other companies	(131,305)	(145,500)
Net life insurance in-force	$77,789	$88,810

8.	Reserves for Future Policy Benefits and Claims Payable and Other Contract Holder Funds
The following table sets forth the Company’s reserves for future policy benefits and claims payable balances (in thousands):

	December 31,
	2017	2016
Traditional life	$5,500,369	$5,876,822
Guaranteed benefits	3,925,663	4,214,555
Claims payable	915,761	933,799
Accident and health	1,362,054	1,394,669
Other	1,010,687	1,048,104
Total	$12,714,534	$13,467,949

For traditional life insurance contracts, which include term and whole life, reserves are determined using the net level premium method and assumptions as of the issue date or acquisition date as to mortality, interest rates, persistency and expenses, plus provisions for adverse deviation. These assumptions are not unlocked unless the reserve is determined to be deficient.

The Company’s liability for future policy benefits also includes liabilities for guaranteed benefits related to certain nontraditional long-duration life and annuity contracts, which are further discussed in Note 9.

45

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2017 and 2016

The following table sets forth the Company’s liabilities for other contract holder funds balances (in thousands):

	December 31,
	2017	2016
Interest-sensitive life	$12,778,982	$12,964,116
Variable annuity fixed option	8,334,585	9,278,095
Fixed annuity	18,304,874	18,922,387
Fixed index annuity	11,939,212	12,203,448
GICs, funding agreements and FHLB advances	9,384,946	7,496,297
Total	$60,742,599	$60,864,343

For interest-sensitive life contracts, liabilities approximate the policyholder’s account value, plus the remaining balance of the fair value adjustment related to previously acquired business, which is further discussed below. The liability for fixed index annuities is based on three components, 1) the imputed value of the underlying guaranteed host contract, 2) the fair value of the embedded option component of the contract, and 3) the liability for guaranteed benefits related to the optional lifetime income rider. For fixed annuities and other investment contracts, as detailed in the above table, the liability is the policyholder’s account value, plus the unamortized balance of the fair value adjustment related to previously acquired business. At December 31, 2017, the Company had interest sensitive life business with minimum guaranteed interest rates ranging from 2.5% to 6.0%, with a 4.67% average guaranteed rate and fixed interest rate annuities with minimum guaranteed rates ranging from 1.0% to 5.5% and a 2.36% average guaranteed rate.

The Company recorded a fair value adjustment related to certain annuity and interest sensitive liability blocks of business to reflect the cost of the interest guarantees within the inforce liabilities, based on the difference between the guaranteed interest rate and an assumed new money guaranteed interest rate. This adjustment was recorded in reserves for future policy benefits and claims payable. This component of the reserve is reassessed at the end of each period, taking into account changes in the inforce block. Any resulting change in the reserve is recorded as a change in reserve through the consolidated income statements.

46

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2017 and 2016

At both December 31, 2017 and 2016, approximately 88% of the Company’s fixed interest rate annuity account values correspond to crediting rates that are at the minimum guaranteed interest rates. The following tables show the distribution of the fixed interest rate annuities’ account values within the presented ranges of minimum guaranteed interest rates (in millions):

	December 31, 2017

Minimum Guaranteed Interest Rate	Account Value
	Fixed	Fixed Index	Variable	Total
1.0%	$3,158.1	$1,892.9	$4,263.4	$9,314.4
>1.0% - 2.0%	1,033.4	6,969.5	1,970.6	9,973.5
>2.0% - 3.0%	8,141.8	3,076.8	1,749.7	12,968.3
>3.0% - 4.0%	1,720.8	—	—	1,720.8
>4.0% - 5.0%	2,359.5	—	—	2,359.5
>5.0% - 5.5%	297.7	—	—	297.7
Total	$16,711.3	$11,939.2	$7,983.7	$36,634.2

	December 31, 2016

Minimum Guaranteed Interest Rate	Account Value
	Fixed	Fixed Index	Variable	Total
1.0%	$2,916.8	$1,912.8	$4,763.6	$9,593.2
>1.0% - 2.0%	1,136.1	7,011.2	2,606.3	10,753.6
>2.0% - 3.0%	8,712.6	3,279.4	1,609.2	13,601.2
>3.0% - 4.0%	1,799.7	—	—	1,799.7
>4.0% - 5.0%	2,414.6	—	—	2,414.6
>5.0% - 5.5%	304.7	—	—	304.7
Total	$17,284.5	$12,203.4	$8,979.1	$38,467.0
At both December 31, 2017 and 2016, approximately 81% of the Company’s interest sensitive life business account values correspond to crediting rates that are at the minimum guaranteed interest rates. The following table shows the distribution of the interest sensitive life business account values within the presented ranges of minimum guaranteed interest rates, excluding the business that is subject to the previously mentioned retro treaties (in millions):

Minimum Guaranteed Interest Rate	Account Value - Interest Sensitive Life
	December 31,
	2017	2016
>2.0% - 3.0%	$299.2	$299.7
>3.0% - 4.0%	3,166.9	3,305.8
>4.0% - 5.0%	2,785.6	2,882.5
>5.0% - 6.0%	2,233.1	2,272.4
Subtotal	8,484.8	8,760.4
Retro treaties	4,294.2	4,203.7
Total	$12,779.0	$12,964.1

The Company has established a European Medium Term Note program, with up to $5.8 billion in aggregate principal amount outstanding at any one time. Jackson National Life Funding, LLC was formed as a special purpose vehicle solely for the purpose of issuing Medium Term Note instruments to institutional investors, the proceeds of which are deposited with Jackson and secured by the issuance of funding agreements. The carrying values at December 31, 2017 and 2016 totaled $25.6 million and $3.7 million, respectively.

The Company has established a $17.0 billion aggregate Global Medium Term Note program. Jackson National Life Global Funding was formed as a statutory business trust, solely for the purpose of issuing Medium Term Note instruments to institutional investors, the proceeds of which are deposited with Jackson and secured by the issuance of funding agreements. The carrying values at December 31, 2017 and 2016 totaled $5.7 billion and $3.8 billion, respectively.

47

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2017 and 2016

Those Medium Term Note instruments issued in a foreign currency have been hedged for changes in exchange rates using cross-currency swaps. The fair value of derivatives embedded in funding agreements, as well as unrealized foreign currency transaction gains and losses, are included in the carrying value of the trust instruments supported by funding agreements.

Trust instrument liabilities are adjusted to reflect the effects of foreign currency translation gains and losses using exchange rates as of the reporting date. Foreign currency translation gains and losses are included in other net investment losses.

Jackson and Squire Re are members of the FHLBI primarily for the purpose of participating in the bank’s mortgage-collateralized loan advance program with short-term and long-term funding facilities. Advances are in the form of short-term or long-term notes or funding agreements issued to FHLBI. At both December 31, 2017 and 2016, the Company held $125.4 million of FHLBI capital stock, supporting $2.6 billion and $2.4 billion in funding agreements, short-term and long-term borrowing capacity in 2017 and 2016, respectively.

9.	Certain Nontraditional Long-Duration Contracts and Variable Annuity Guarantees
The Company issues variable contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder (“traditional variable annuities”). The Company also issues variable annuity and life contracts through separate accounts where the Company contractually guarantees to the contract holder (“variable contracts with guarantees”) either a) return of no less than total deposits made to the account adjusted for any partial withdrawals, b) total deposits made to the account adjusted for any partial withdrawals plus a minimum return, or c) the highest account value on a specified anniversary date adjusted for any withdrawals following the contract anniversary. These guarantees include benefits that are payable in the event of death (GMDB), at annuitization (GMIB), upon the depletion of funds (GMWB) or at the end of a specified period (GMAB).

The assets supporting the variable portion of both traditional variable annuities and variable contracts with guarantees are carried at fair value and reported as summary total separate account assets with an equivalent summary total reported for separate account liabilities. Liabilities for guaranteed benefits are general account obligations and are reported in reserves for future policy benefits and claims payable. Amounts assessed against the contract holders for mortality, administrative, and other services are reported in revenue as fee income. Changes in liabilities for minimum guarantees are reported within death, other policy benefits and change in policy reserves within the consolidated income statements with the exception of changes in embedded derivatives, which are included in other net investment losses. Separate account net investment income, net investment realized and unrealized gains and losses, and the related liability changes are offset within the same line item in the consolidated income statements.

48

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2017 and 2016

At December 31, 2017 and 2016, the Company provided variable annuity contracts with guarantees, for which the net amount at risk (“NAR”) is defined as the amount of guaranteed benefit in excess of current account value, as follows (dollars in millions):

					Average
					Period
				Weighted	until
December 31, 2017	Minimum	Account	Net Amount	Average	Expected
	Return	Value	at Risk	Attained Age	Annuitization
Return of net deposits plus a minimum return
GMDB	0-6%	$135,890.3	$2,251.9	66.0 years
GMWB - Premium only	0%	2,885.7	27.2
GMWB	0-5%*	318.0	18.2
GMAB - Premium only	0%	51.3	—
Highest specified anniversary account value minus withdrawals post-anniversary
GMDB		12,309.0	129.7	66.5 years
GMWB - Highest anniversary only		3,310.1	68.4
GMWB		902.9	64.1
Combination net deposits plus minimum return, highest specified anniversary account value minus withdrawals post-anniversary
GMDB	0-6%	7,703.2	576.2	69.0 years
GMIB	0-6%	2,007.1	590.3		0.4 years
GMWB	0-8%*	126,118.1	5,942.3

					Average
					Period
				Weighted	until
December 31, 2016	Minimum	Account	Net Amount	Average	Expected
	Return	Value	at Risk	Attained Age	Annuitization
Return of net deposits plus a minimum return
GMDB	0-6%	$115,553.0	$3,067.9	65.6 years
GMWB - Premium only	0%	2,740.0	48.5
GMWB	0-5%*	316.4	27.7
GMAB - Premium only	0%	53.9	0.1
Highest specified anniversary account value minus withdrawals post-anniversary
GMDB		10,872.2	427.7	66.0 years
GMWB - Highest anniversary only		3,063.6	154.8
GMWB		923.0	102.5
Combination net deposits plus minimum return, highest specified anniversary account value minus withdrawals post-anniversary
GMDB	0-6%	6,560.2	864.1	68.7 years
GMIB	0-6%	1,970.7	734.6		0.5 years
GMWB	0-8%*	105,531.4	11,483.7

* Ranges shown based on simple interest. The upper limits of 5% or 8% simple interest are approximately equal to 4.1% and 6%, respectively, on a compound interest basis over a typical 10-year bonus period.

49

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2017 and 2016

Amounts shown as GMWB above include a ‘not-for-life’ component up to the point at which the guaranteed withdrawal benefit is exhausted, after which benefits paid are considered to be ‘for-life’ benefits. The liability related to this ‘not-for-life’ portion is valued as an embedded derivative, while the ‘for-life’ benefits are valued as an insurance liability (see below). For this table, the net amount at risk of the ‘not-for-life’ component is the undiscounted excess of the guaranteed withdrawal benefit over the account value, and that of the ‘for-life’ component is the estimated value of additional life contingent benefits paid after the guaranteed withdrawal benefit is exhausted.

Account balances of contracts with guarantees were invested in variable separate accounts as follows (in millions):

	December 31,
Fund type:	2017	2016
Equity	$109,363.9	$90,737.7
Bond	18,907.3	18,590.2
Balanced	26,855.4	21,551.2
Money market	921.6	1,228.1
Total	$156,048.2	$132,107.2

GMDB liabilities reflected in the general account were as follows (in millions):

	2017	2016
Balance at January 1	$858.3	$855.1
Incurred guaranteed benefits	286.1	115.9
Paid guaranteed benefits	(93.0)	(112.7)
Balance at December 31	$1,051.4	$858.3

The GMDB liability is determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the liability balance through the consolidated income statement, within death, other policy benefits and change in policy reserves, if actual experience or other evidence suggests that earlier assumptions should be revised.

The following assumptions and methodology were used to determine the GMDB liability at both December 31, 2017 and 2016 (except where otherwise noted):

1)	Use of a series of stochastic investment performance scenarios, based on historical average market volatility.

2)	Mean investment performance assumption of 7.4% after investment management fees, but before investment advisory fees and mortality and expense charges.

3)	Mortality equal to 23% to 100% of the Annuity 2000 table (2016: 36% to 100%).

4)	Lapse rates varying by contract type, duration and degree the benefit is in-the-money and ranging from 0.4% to 27.9% (before application of dynamic adjustments).

5)	Discount rates: 7.4% on 2013 and later issues, 8.4% on 2012 and prior issues.

Most GMWB reserves are considered to be derivatives under current accounting guidance and are recognized at fair value, as previously defined, with the change in fair value reported in net income. The fair value of these liabilities is determined using stochastic modeling and inputs as further described in Note 5. The fair valued GMWB had a reserve liability of $1,711.4 million and $2,288.3 million at December 31, 2017 and 2016, respectively, and was reported in reserves for future policy benefits and claims payable.

Jackson has also issued certain GMWB products that guarantee payments over a lifetime. Reserves for the portion of these benefits after the point where the guaranteed withdrawal balance is exhausted are calculated using assumptions and methodology similar to the GMDB liability. At December 31, 2017 and 2016, these GMWB reserves totaled $106.9 million and $91.1 million, respectively, and were reported in reserves for future policy benefits and claims payable.

50

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2017 and 2016

GMAB benefits were offered on some variable annuity plans. However, the Company no longer offers these benefits. The GMAB had an asset value that was immaterial to the consolidated financial statements at both December 31, 2017 and 2016, respectively.

The direct GMIB liability is determined at each period end by estimating the expected value of the annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The assumptions used for calculating the direct GMIB liability are consistent with those used for calculating the GMDB liability. At December 31, 2017 and 2016, GMIB reserves before reinsurance totaled $68.6 million and $24.2 million, respectively.

Other Liabilities - Insurance and Annuitization Benefits
The Company has established additional reserves for life insurance business for universal life (“UL”) plans with secondary guarantees, interest-sensitive life (“ISWL”) plans that exhibit “profits followed by loss” patterns and account balance adjustments to tabular guaranteed cash values on one interest-sensitive life plan.

Liabilities for these benefits have been established according to the methodologies described below:

	December 31, 2017			December 31, 2016
Benefit Type	Liability (in millions)	Net Amount at Risk (in millions)	Weighted Average Attained Age	Liability (in millions)	Net Amount at Risk (in millions)	Weighted Average Attained Age
UL insurance benefit *	$858.7	$23,163.1	61.5 years	$836.0	$24,352.6	60.8 years
ISWL account balance
adjustment	118.7	n/a	n/a	111.8	n/a	n/a

* Amounts for the UL benefits are for the total of the plans containing any policies having projected non-zero excess benefits and thus, may include some policies with zero projected excess benefits.

The following assumptions and methodology were used to determine the UL insurance benefit liability at December 31, 2017 and 2016:

1)	Use of a series of deterministic premium persistency scenarios.

2)	Other experience assumptions similar to those used in amortization of deferred acquisition costs.

3)	Discount rates equal to credited interest rates, approximately 4.0% to 5.5%.

The Company also has a small closed block of two-tier annuities, where different crediting rates are used for annuitization and surrender benefit calculations. A liability is established to cover future annuitization benefits in excess of surrender values, and was immaterial to the consolidated financial statements at both December 31, 2017 and 2016. In 2015, the Company began offering an optional lifetime income rider with certain of its fixed index annuities. The liability established for this rider was $8.2 million and $3.0 million at December 31, 2017 and 2016.

10.	Debt

The aggregate carrying value of borrowings was as follows (in thousands):

	December 31,
	2017	2016
	Carrying Value	Carrying Value
Surplus notes	$560,297	$593,488
FHLBI bank loans	87,421	92,461
Total	$647,718	$685,949

At December 31, 2017, the above borrowings were all due after five years.

51

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2017 and 2016

Surplus notes
Under Michigan Insurance Law, for statutory reporting purposes, the surplus notes are not part of the legal liabilities of the Company and are considered surplus funds. Payments of interest or principal may only be made with the prior approval of the commissioner of insurance of the state of Michigan and only out of surplus earnings which the commissioner determines to be available for such payments under Michigan Insurance Law.

On March 15, 1997, Jackson issued 8.15% surplus notes in the principal amount of $250.0 million due March 15, 2027. These surplus notes were issued pursuant to Rule 144A under the Securities Act of 1933, and are unsecured and subordinated to all present and future indebtedness, policy claims and other creditor claims and may not be redeemed at the option of the Company or any holder prior to maturity. Interest is payable semi-annually on March 15th and September 15th of each year. Interest expense on the notes was $20.4 million in 2017, 2016, and 2015.

As described in Note 2, in conjunction with a reserve financing transaction, Squire Re II issued the Squire Surplus Note to an affiliate. The Squire Surplus Note matures December 30, 2031 and bears interest at 4.35%, payable quarterly. Interest expense on the Squire Surplus Note was $14.0 million in 2017 and nil in 2016.

Federal Home Loan Bank Loans
The Company received loans of $50.0 million from the FHLBI under its community investment program in both 2015 and 2014, which amortize on a straight line basis over the loan term.  The weighted average interest rate on these loans was 0.94% in 2017 and 0.45% in 2016.  The outstanding balance on these loans was $87.4 million and $92.5 million at December 31, 2017 and 2016, respectively.  During 2017, 2016, and 2015, interest expense for these loans totaled $805 thousand, $405 thousand, and $139 thousand, respectively. At December 31, 2017, the loans were collateralized by mortgage-related securities and commercial mortgage loans with a carrying value of $134.2 million.

11.	Federal Home Loan Bank Advances

The Company entered into a short-term advance program with the FHLBI in which interest rates were either fixed or variable based on the FHLBI cost of funds or market rates. Advances of $600.1 million and $500.1 million were outstanding at December 31, 2017 and 2016, respectively, and were recorded in other liabilities. The Company paid interest of $3.4 million, $594 thousand, and $53 thousand on such advances in 2017, 2016, and 2015, respectively. At December 31, 2017, advances were collateralized by mortgage related securities and commercial mortgage loans with a carrying value of $920.8 million.

12.	Income Taxes

On December 22, 2017, the Tax Cuts and Jobs Act (the “Tax Act”) was signed into law.  The Tax Act changed many aspects of the U.S. corporate income tax system, including a reduction of the U.S. federal corporate income tax rate from 35% to 21%, effective January 1, 2018.  In accordance with current U.S. GAAP, the effects of changes in tax rates and laws on deferred tax balances are to be recognized in the period in which legislation is enacted.  Therefore, the Company remeasured its deferred tax assets and liabilities based on the rates at which they are expected to reverse in the future, which is now 21%.     As a result of this reduction, the Company recognized additional tax expense of $355.4 million in 2017, due to the rescaling of deferred tax assets and liabilities, including a benefit of $141.0 million due to the impact of the Tax Act on deferred taxes related to unrealized holding gains and losses.

The components of the provision for federal income taxes were as follows (in thousands):

	Years Ended December 31,
	2017	2016	2015
Current tax (benefit) expense	$(218,106)	$665,086	$312,638
Deferred tax expense (benefit)	525,481	(771,586)	33,701
Income tax expense (benefit)	$307,375	$(106,500)	$346,339

52

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2017 and 2016

The federal income tax provisions differ from the amounts determined by multiplying pre-tax income attributable to Jackson by the statutory federal income tax rate of 35% for 2017, 2016, and 2015 as follows (in thousands):

	Years Ended December 31,
	2017	2016	2015
Income taxes at statutory rate	$248,554	$233,079	$616,111
Dividends received deduction	(346,330)	(314,672)	(250,358)
U.S. federal tax reform impact	355,432	—	—
Provision for uncertain tax benefit	32,178	—	—
Other	17,541	(24,907)	(19,414)
Income tax expense (benefit)	$307,375	$(106,500)	$346,339

Effective tax rate	43.3%	-16.0%	19.7%

Federal income taxes (received) paid were $(13.2) million, $335.0 million, and $766.0 million in 2017, 2016, and 2015, respectively.

The tax effects of significant temporary differences that gave rise to deferred tax assets and liabilities were as follows (in thousands):

	December 31,
	2017	2016
Gross deferred tax asset
Difference between financial reporting and the tax basis of:
Policy reserves and other insurance items	$2,434,237	$4,208,029
Derivative investments	795,965	922,671
Deferred compensation	76,458	134,711
Net operating loss carryforward	46,204	74,381
Other, net	72,941	54,558
Total gross deferred tax asset	3,425,805	5,394,350

Gross deferred tax liability
Difference between financial reporting and the tax basis of:
Deferred acquisition costs and sales inducements	(2,202,104)	(3,319,616)
Other investment items	(405,459)	(586,160)
Net unrealized gains on available for sale securities	(259,110)	(182,432)
Other, net	(74,908)	(79,677)
Total gross deferred tax liability	(2,941,581)	(4,167,885)

Net deferred tax asset	$484,224	$1,226,465

The Company is required to evaluate the recoverability of its deferred tax assets and establish a valuation allowance, if necessary, to reduce its deferred tax asset to an amount that is more likely than not to be realizable. Considerable judgment and the use of estimates are required when determining whether a valuation allowance is necessary and, if so, the amount of such valuation allowance. When evaluating the need for a valuation allowance, the Company considers many factors, including: the nature and character of the deferred tax assets and liabilities; taxable income in prior carryback years; future reversals of temporary differences; the length of time carryovers can be utilized; and any tax planning strategies the Company would employ to avoid a tax benefit from expiring unused. Although realization is not assured, management believes as of December 31, 2017, it is more likely than not that the deferred tax assets will be realized. At December 31, 2017 and 2016, the Company did not have a valuation allowance.

53

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2017 and 2016

During 2016, Jackson reached an agreement with the IRS regarding the taxation of hedging activities. This agreement requires the current taxation of all unrealized gains and losses on hedge-related investments, but then defers two-thirds of the amount ratably over the following two years. Accordingly, there is an acceleration of taxes incurred currently and a related offset to the taxes being deferred.

At December 31, 2017, the Company had a federal tax ordinary loss carryforward of $220.0 million which begins to expire in 2025, that was attributable to a previous acquisition. Section 382 of the Internal Revenue Code imposes limitations on the utilization of net operating loss carryforwards. The Section 382 limitation is an annual limitation on the amount of pre-acquisition net operating losses that a corporation may use to offset post-acquisition income. Section 382 further limits certain unrealized built-in losses at the time of acquisition. The annual limitation is approximately $21.0 million.

The Company has considered both permanent and temporary positions in determining the unrecognized tax benefit rollforward. As of December 31, 2017, the Company established a reserve related to exclusion of short-term capital gains from the separate account dividends received deduction (“DRD”) calculation. The following table summarizes the changes in the Company’s unrecognized tax benefits, for the year ended December 31, 2017 (in thousands):

December 31,
2017

Unrecognized tax benefit, beginning of year	$—
Additions for tax positions identified	32,178
Reduction of tax positions of closed prior years	—
Reduction of reserve	—
Unrecognized tax benefit, end of year	$32,178

The Company did not have an unrecognized tax benefit at year-end December 31, 2016. The Company has not recorded any amounts for penalties related to unrecognized tax benefits during 2017, 2016, or 2015.

Based on information available as of December 31, 2017, the Company believes that, in the next 12 months, there are no positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly increase or decrease.

13.	Commitments, Contingencies, and Guarantees

The Company and its subsidiaries are involved in litigation arising in the ordinary course of business. It is the opinion of management that the ultimate disposition of such litigation will not have a material adverse affect on the Company's financial condition. Jackson has been named in civil litigation proceedings, which appear to be substantially similar to other class action litigation brought against many life insurers including allegations of misconduct in the sale of insurance products. The Company accrues for legal contingencies once the contingency is deemed to be probable and reasonably estimable. At December 31, 2017 and 2016, Jackson recorded accruals totaling $11.3 million and $1.9 million, respectively.

State guaranty funds provide payments for policyholders of insolvent life insurance companies. These guaranty funds are financed by assessing solvent insurance companies based on location, volume and types of business. The Company estimated its reserve for future state guaranty fund assessments based on data received from the National Organization of Life and Health Insurance Guaranty Associations. Based on data received, the Company’s reserve for future state guaranty fund assessments was $3.5 million and $3.6 million at the end of 2017 and 2016, respectively. At both December 31, 2017 and 2016, related premium tax offsets were $1.5 million. While Jackson cannot predict the amount and timing of any future assessments, the Company believes the reserve is adequate for all anticipated payments for known insolvencies.

At December 31, 2017, the Company had unfunded commitments related to its investments in limited partnerships and limited liability companies totaling $560.2 million. At December 31, 2017, unfunded commitments related to fixed-rate commercial mortgage loans and other fixed maturities totaled $290.0 million.

54

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2017 and 2016

The Company has two separate service agreements with third party administrators to provide policyholder administrative services. These agreements, subject to certain termination provisions, have ten-year terms and expire in 2019 and 2020.

The Company leases office space, land and equipment under several operating leases that expire at various dates through 2051. Certain leases include escalating lease rates, lease abatements and other incentives and, as a result, at December 31, 2017, Jackson recorded a liability of $6.1 million for future lease payments. Lease expense was $32.7 million, $31.3 million, and $33.1 million in 2017, 2016, and 2015, respectively. At December 31, 2017, future minimum payments under these noncancellable operating leases were as follows (in thousands):

2018	$17,139
2019	16,380
2020	12,688
2021	9,462
2022	5,777
Thereafter	17,470
Total	$78,916

14.	Share-Based Compensation

Certain employees participate in various share award plans relating to Prudential shares and/or American Depositary Receipts (“ADRs”) that are tradable on the New York Stock Exchange and are described below.

The Group Performance Share Plan (“GPSP”) was a Prudential incentive plan in which all executive directors of Prudential and other senior executives could participate. Awards were granted in the form of a nil cost option with a vesting period of three years. Participants were entitled to the value of reinvested dividends that would have accrued on the shares that vest. As of December 31, 2015, there were no remaining outstanding shares under this plan.

The Business Unit Performance Plan (“BUPP”) was a Prudential incentive plan created to provide a common framework under which awards were made to Chief Executive Officers of Prudential’s business units. Awards under this nil cost plan for Jackson were based on compound annual growth in Jackson Shareholder Capital Value on a European Embedded Value (“EEV”) basis with performance measured over three years. Awards granted in 2009 and later were settled in ADRs after vesting. Participants were entitled to receive the value of reinvested dividends over the performance period for those shares/ADRs that vest. As of December 31, 2015, there were no remaining outstanding shares under this plan.

At certain times, the Company may grant one-off type retention awards to certain key senior executives within Jackson. These awards are subject to the prior approval of the Jackson Remuneration Committee and are nil cost awards with a contingent right to receive Prudential ADRs. The awards are contingent upon continued employment of the recipient through the award vesting date. There are no performance measurements with these awards.

The Company classifies all of the above plans as equity settled plans and, therefore, reflects the net reserve related to the compensation expense and the value of the shares distributed under this plan within the consolidated statements of equity. At December 31, 2017 and 2016, the Company had $10.2 million and $5.8 million, respectively, reserved for future payments under these plans.

The Company either acquires shares/ADRs or reimburses Prudential for the costs of any shares/ADRs that were distributed to participants in the above plans, or may be distributed in the future. The shares/ADRs acquired for all the share-award plans are held at cost in a trust account for future distributions. The Company reflects the costs of shares/ADRs held within the consolidated balance sheet as shares held in trust. At December 31, 2017 and 2016, the Company had $18.9 million and $22.7 million of shares/ADRs held at cost in the trust, respectively.

The Company also had a performance-related share award plan which, subject to the prior approval of the Jackson Remuneration Committee, granted share awards to eligible employees in the form of a contingent right to receive Prudential ADRs, or a conditional allocation of Prudential ADRs. These share awards were based on the compound annual EEV imputed growth in shareholder value of the U.S. business, had vesting periods of four years and were at nil cost to the employee. Share awards vested between 0% (less than 8% growth) and 150% (more than 17.5% growth) of the

55

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2017 and 2016

grant amounts dependent on the compound annual growth rate attained over the performance period. Award holders did not have any right to dividends or voting rights attached to the ADRs granted during the performance period. In 2013, this plan was replaced by the Prudential Long-Term Incentive Plan (“PLTIP”) as further described below. As of December 31, 2016, there were no remaining outstanding shares under this plan.

The PLTIP is a Prudential incentive plan in which the Company may grant share awards to eligible employees in the form of a contingent right to receive Prudential ADRs, or a conditional allocation of Prudential ADRs, subject to the prior approval of the Jackson Remuneration Committee.  These share awards vest based on the achievement of planned International Financial Reporting Standards (“IFRS”) pretax operating income for the U.S. business, have vesting periods of three years and are at nil cost to the employee.  Share awards vest between 0% (less than 90% of plan) and 100% (more than 110% of plan) of the grant amounts dependent on IFRS pretax operating income attained over the performance period.  Award holders do not have any right to dividends or voting rights attached to the ADRs granted during the performance period.  Upon vesting, a number of ADRs equivalent to the value of dividends that otherwise would have been received over the performance period are added to vested awards.

The Company classifies these plans as liability settled plans and, therefore, reflects the accrued compensation expense and the value of the shares distributed under the plans within other liabilities. At December 31, 2017 and 2016, the Company had $98.6 million and $74.7 million, respectively, accrued for future payments under these plans.

The Company recognizes share-based compensation expense associated with the above plans based on the grant-date award fair value ratably over the requisite service period of each individual grant, which generally equals the vesting period. Additional compensation expense is recognized based on the change in fair value of the award at the end of each reporting period. The Company estimates forfeitures when calculating share-based compensation expense.

Total expense related to these share-based performance related compensation plans was as follows (in millions):

	Years Ended December 31,
	2017	2016	2015
Group Performance Share Plan	$—	$—	$0.5
Business Unit Performance Plan	—	—	0.5
Retention Share Plan	4.5	2.5	3.3
Jackson performance plan	—	(0.8)	0.9
Prudential LTIP	66.3	28.3	44.9
Total compensation expense related to incentive plans	$70.8	$30.0	$50.1

Income tax benefit	$10.7	$10.5	$17.5

The total unrecognized compensation expense related to all share-based plans at December 31, 2017 was $87.7 million with a weighted average remaining period of 1.37 years.

During 2015, certain one-off type retention awards were issued. There were no new grants under the GPSP, BUPP, or performance plans.

The weighted average share/ADR fair values of share-based awards granted by the PLTIP during 2017, 2016, and 2015 were $42.12, $37.27, and $50.48, respectively.

The weighted average fair value for the Company’s performance awards represents the average Prudential ADR price for the thirty days following Prudential’s unaudited annual earnings release date. The fair value amounts relating to the equity settled plans were determined using either the Black-Scholes or Monte Carlo option-pricing models. These models are used to calculate fair values for options and awards at the grant date based on the quoted market price of the stock at the measurement date, the dividend yield, expected volatility, risk-free interest rates and expected term.

56

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2017 and 2016

Outstanding non-vested Prudential ADRs granted were as follows:

	Performance Award Plan		Prudential LTIP plan
	ADR's	Weighted Average Grant Date Fair Value	ADR's	Weighted Average Grant Date Fair Value
At December 31, 2015	102,605	$24.24	3,225,838	$41.46

Granted	—	—	1,507,879	37.27
Exercised	102,605	24.24	1,199,794	32.62
Lapsed/Forfeited	—	—	156,688	44.20
At December 31, 2016	—	$—	3,377,235	$42.61

Granted	—	—	1,495,495	42.12
Exercised	—	—	920,279	42.89
Lapsed/Forfeited	—	—	261,372	41.62
At December 31, 2017	—	$—	3,691,079	$42.41

At December 31, 2017 and 2016, there were 117,814 and 235,620 non-vested Prudential ADR grants related to the one-off retention award plan, with a weighted average grant date price of $46.68, respectively.

15.	Statutory Accounting Capital and Surplus

The Company is required to prepare statutory financial statements in accordance with statutory accounting practices prescribed or permitted by the insurance department of the state of domicile. Statutory accounting practices primarily differ from GAAP by charging policy acquisition costs to expense as incurred and establishing future policy benefit liabilities using different actuarial assumptions, as well as valuing investments and certain assets and accounting for deferred income taxes on a different basis.

Under Michigan Insurance Law, while Jackson must provide notification to the Michigan commissioner of insurance prior to payment of any dividend, ordinary dividends on capital stock may only be distributed out of earned surplus, excluding any unrealized capital gains and the effect of permitted practices (referred to as adjusted earned surplus).  At December 31, 2017, the Company had no adjusted earned surplus available for dividends.  Ordinary dividends are also limited to the greater of 10% of statutory surplus as of the preceding year-end, excluding any increase arising from the application of permitted practices, or the statutory net income, excluding any net realized investment gains, for the twelve month period ended on the preceding December 31.  The commissioner may approve payment of dividends in excess of these amounts, which would be deemed an extraordinary dividend.  The maximum amount that would qualify as an ordinary dividend, which would consequently be free from restriction and available for payment of dividends to Brooke Life in 2018, is estimated to be $366.7 million, subject to the availability of adjusted earned surplus as of the dividend date.

Dividends from the Company to its parent were $600.5 million, $550.7 million, and $711.4 million in 2017, 2016, and 2015, respectively. Jackson’s 2017, 2016, and 2015 dividends include $0.5 million, $0.7 million, and $1.4 million, respectively, related to Jackson’s forgiveness of Brooke Life’s intercompany tax liability.

Statutory capital and surplus of the Company, as reported in its Annual Statement, was $3.9 billion and $4.9 billion at December 31, 2017 and 2016, respectively. Statutory net income (loss) of the Company, as reported in its Annual Statement, was $168.4 million, ($563.8) million, and $627.0 million in 2017, 2016, and 2015, respectively.

The commissioner has granted Jackson a permitted practice that allows Jackson to carry interest rate swaps at book value, as if the requirements for statutory hedge accounting were in place, instead of at fair value as would have been otherwise required. Jackson is required to demonstrate the effectiveness of its interest rate swap program pursuant to the Michigan Insurance Code. This permitted practice expires on October 1, 2018. At December 31, 2017 and 2016, the effect of the permitted practice decreased statutory surplus by $480.2 million and $413.0 million, net of tax, respectively. The permitted practice had no impact on statutory net income.

57

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2017 and 2016

Under Michigan Insurance Law, VOBA is reported as an admitted asset if certain criteria are met. Pursuant to Michigan Insurance Law, the Company reported $229.3 million and $278.4 million of statutory basis VOBA at December 31, 2017 and 2016, respectively, which is fully admissible.

The NAIC has developed certain risk-based capital (“RBC”) requirements for life insurance companies. Under those requirements, compliance is determined by a ratio of a company’s total adjusted capital (“TAC”), calculated in a manner prescribed by the NAIC to its authorized control level RBC (“ACL RBC”), calculated in a manner prescribed by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is twice ACL RBC (“Company action level RBC”). At December 31, 2017, the Company’s TAC was more than 400% of the Company action level RBC.

In addition, on the basis of statutory financial statements that insurers file with the state insurance regulators, the NAIC annually calculates twelve financial ratios to assist state regulators in monitoring the financial condition of insurance companies. A usual range of results for each ratio is used as a benchmark and departure from the usual range on four or more of the ratios can lead to inquiries from individual state insurance departments. In 2017 and 2016, there were no significant exceptions with any ratios.

16.	Other Related Party Transactions

The Company's investment portfolio is managed by PPM America, Inc. (“PPMA”), a registered investment advisor, and PPM Finance, Inc. (collectively, “PPM”). PPM is ultimately a wholly owned subsidiary of Prudential. The Company paid $45.8 million, $47.4 million, and $45.1 million to PPM for investment advisory services during 2017, 2016, and 2015, respectively.

National Planning Holdings, Inc. (“NPH”), Jackson’s affiliated broker-dealer network, distributes products issued by Jackson and receives commissions and fees from Jackson. Commissions and fees paid by Jackson to NPH during 2017, 2016, and 2015 totaled $100.2 million, $107.3 million, and $144.1 million, respectively. On August 15, 2017, NPH announced the sale of its broker-dealer network to LPL Financial LLC.

Jackson has entered into shared services administrative agreements with both NPH and PPMA. Under the shared services administrative agreements, Jackson charged $16.6 million, $12.5 million, and $13.1 million of certain management and corporate services costs to these affiliates in 2017, 2016, and 2015, respectively.

Jackson provides a $100.0 million revolving credit facility to Brooke (Holdco1) Inc., an upstream holding company. The loan is unsecured, matures in December 2021, accrues interest at LIBOR plus 2%, and has a commitment fee of 0.10% per annum. There was no outstanding balance at both December 31, 2017 and 2016. The highest outstanding loan balance during both 2017 and 2016 was nil. During 2017, 2016, and 2015, interest and commitment fees totaled $65.2 thousand, $40.0 thousand, and $40.0 thousand, respectively.

Jackson provides a $40.0 million revolving credit facility to PPMA. The loan is unsecured, matures in September 2018, accrues interest at LIBOR plus 2% per annum and has a commitment fee of 0.25% per annum. There was no outstanding balance at both December 31, 2017 and 2016. The highest outstanding loan balance during both 2017 and 2016 was nil. Interest and commitment fees totaled $0.1 million each year for 2017, 2016, and 2015.

Jackson provides a $20.0 million revolving credit facility to Jackson Holdings, LLC, an upstream holding company. The loan is unsecured, matures in June 2019, accrues interest at LIBOR plus 2% per annum and has a commitment fee of 0.25% per annum. The outstanding balance at December 31, 2017 and 2016, was $1.5 million and $0.1 million, respectively. The highest outstanding loan balance during 2017 and 2016 was $1.5 million and $0.1 million, respectively. Interest and commitment fees totaled $0.1 million each year for 2017, 2016, and 2015.

Jackson provides, through its PGDS subsidiary, information technology services to certain Prudential affiliates. Jackson recognized $3.7 million, $7.3 million, and $13.6 million of revenue associated with these services during 2017, 2016, and 2015, respectively. This revenue is included in other income in the accompanying consolidated income statements. This revenue is substantially equal to the costs incurred by PGDS to provide the services, which are reported in general and administrative expenses in the consolidated income statements.

58

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2017 and 2016

17.	Benefit Plans

The Company has a defined contribution retirement plan covering substantially all employees and certain affiliates. To be eligible to participate in the Company’s contribution, an employee must have attained the age of 21, completed at least 1,000 hours of service in a 12-month period and passed their 12-month employment anniversary. In addition, the employee must be employed on the applicable January 1 or July 1 entry date. The Company's annual contributions, as declared by the board of directors, are based on a percentage of eligible compensation paid to participating employees during the year. In addition, the Company matches a participant’s elective contribution, up to 6 percent of eligible compensation, to the plan during the year. The Company’s expense related to this plan was $29.7 million, $26.0 million, and $26.4 million in 2017, 2016, and 2015, respectively.

The Company maintains non-qualified voluntary deferred compensation plans for certain agents and employees of Jackson and certain affiliates. At December 31, 2017 and 2016, the liability for such plans totaled $329.6 million and $591.9 million, respectively, and is reported in other liabilities. The Company’s expense related to these plans, including a match of elective deferrals for the agents’ deferred compensation plan and the change in value of participant elected deferrals, was $41.5 million, $37.4 million, and $11.8 million in 2017, 2016, and 2015, respectively. Previously, Jackson invested in selected mutual funds in amounts similar to participant elections as a hedge against significant movement in the payout liability. In December 2015, the Company liquidated its investment in these mutual funds and, instead, is hedging this liability within its overall hedging strategy. During 2015, the investment loss from the mutual funds previously invested in totaled $1.1 million.

18.	Operating Costs and Other Expenses

The following table is a summary of the Company’s operating costs and other expenses (in thousands):

	Years Ended December 31,
	2017	2016	2015
Commission expenses	$1,822,748	$1,741,387	$1,979,537
General and administrative expenses	833,850	763,096	847,265
Deferral of policy acquisition costs	(839,143)	(903,479)	(1,102,212)
Total operating costs and other expenses	$1,817,455	$1,601,004	$1,724,590

19.	Reclassifications Out of Accumulated Other Comprehensive Income

The following table represents changes in the balance of AOCI, net of income tax, related to unrealized investment gains (losses) (in thousands):

	December 31,
	2017	2016	2015
Balance, beginning of year	$597,122	$548,458	$1,478,565
OCI before reclassifications	406,807	69,016	(854,309)
Amounts reclassified from AOCI	89,045	(20,352)	(91,310)
Less: Comprehensive loss attributable
to noncontrolling interest	—	—	15,512
Balance, end of year	$1,092,974	$597,122	$548,458

59

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2017 and 2016

The following table represents amounts reclassified out of AOCI (in thousands):

AOCI Components	Amounts Reclassified from AOCI			Affected Line Item in the Consolidated Income Statement
	December 31,
	2017	2016	2015
Net unrealized investment loss:
Net realized loss on investments	$137,686	$(3,862)	$(121,539)	Other net investment losses
Other-than-temporary impairments	(693)	(27,449)	(18,939)	Total other-than-temporary impairments
Net unrealized loss before income taxes	136,993	(31,311)	(140,478)
Income tax (expense) benefit	(47,948)	10,959	49,168
Reclassifications, net of income taxes	$89,045	$(20,352)	$(91,310)

60

Due to size constraints, this filing is being made in 2 related submissions. This submission is the first of the 2 related submissions.